SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 7.0%
Alphabet Inc, Cl A *	30,007	$4,086
Alphabet Inc, Cl C *	82,822	11,376
AT&T Inc	287,500	4,252
BCE Inc (A)	65,612	2,779
Comcast Corp, Cl A	147,041	6,876
Electronic Arts Inc	3,466	416
Fox Corp	44,900	1,484
Integral Ad Science Holding Corp *	7,210	103
Liberty Media Corp-Liberty Formula One, Cl C *	18,380	1,264
Liberty Media Corp-Liberty Live, Cl A *	41	1
Meta Platforms Inc, Cl A *	27,799	8,226
Netflix Inc *	4,446	1,928
New York Times Co/The, Cl A	7,525	333
Nexstar Media Group Inc, Cl A	10,070	1,639
Pinterest Inc, Cl A *	4,695	129
Roku Inc, Cl A *	4,480	364
Spotify Technology SA *	2,216	341
Trade Desk Inc/The, Cl A *	14,341	1,148
Verizon Communications Inc	66,046	2,310
Walt Disney Co/The *	30,829	2,580
Warner Bros Discovery Inc *	17,400	229
Warner Music Group, Cl A	1,003	33

		51,897
Consumer Discretionary — 9.2%
Airbnb Inc, Cl A *	1,915	252
Amazon.com Inc *	118,671	16,378
AutoNation Inc *	5,400	848
AutoZone Inc *	201	509
Best Buy Co Inc	6,500	497
Booking Holdings Inc *	373	1,158
Capri Holdings Ltd *	12,200	640
CarMax Inc *	942	77
DoorDash Inc, Cl A *	3,480	293
DR Horton Inc	1,859	221
DraftKings Inc, Cl A *	13,600	403
Duolingo Inc, Cl A *	567	83
eBay Inc	27,408	1,227
Etsy Inc *	1,744	128
Foot Locker Inc	24,800	487
Ford Motor Co	205,444	2,492
General Motors Co	79,448	2,662
Genuine Parts Co	22,940	3,527
Goodyear Tire & Rubber Co/The *	58,400	754
Harley-Davidson Inc	25,500	861
Hilton Worldwide Holdings Inc	2,717	404
Home Depot Inc/The	9,357	3,091
Jack in the Box Inc	5,995	482
KB Home	19,900	1,011
Kohl's Corp	13,100	349

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Las Vegas Sands Corp	2,776	$152
Laureate Education Inc, Cl A	9,553	133
Lowe's Cos Inc	17,486	4,030
Macy's Inc	36,200	443
McDonald's Corp	3,449	970
MercadoLibre Inc *	1,044	1,433
Meritage Homes Corp	3,162	440
MGM Resorts International	8,159	359
Mobileye Global, Cl A *(A)	16,837	598
NIKE Inc, Cl B	39,863	4,054
O'Reilly Automotive Inc *	547	514
Pool Corp	6,024	2,202
PulteGroup Inc	24,573	2,016
Ross Stores Inc	5,843	712
Starbucks Corp	28,883	2,814
Taylor Morrison Home Corp, Cl A *	24,917	1,181
Tesla Inc *	12,797	3,303
TJX Cos Inc/The	4,663	431
Toll Brothers Inc	10,953	897
TopBuild Corp *	2,177	632
Trip.com Group Ltd ADR *	21,426	842
Whirlpool Corp	9,600	1,344

		68,334
Consumer Staples — 5.5%
Albertsons Cos Inc, Cl A	24,900	558
Altria Group Inc	75,458	3,337
Archer-Daniels-Midland Co	13,492	1,070
Coca-Cola Co/The	26,466	1,583
Coca-Cola Consolidated Inc	550	384
Conagra Brands Inc	25,800	771
Constellation Brands Inc, Cl A	9,935	2,589
Costco Wholesale Corp	4,765	2,617
Diageo PLC ADR (A)	12,305	2,038
Estee Lauder Cos Inc/The, Cl A	4,181	671
Grocery Outlet Holding Corp *	3,556	110
Herbalife Ltd *	15,000	225
Hershey Co/The	1,913	411
Kenvue Inc	36,941	851
Kimberly-Clark Corp	16,766	2,160
Kraft Heinz Co/The	41,780	1,383
Kroger Co/The	37,700	1,749
McCormick & Co Inc/MD	4,020	330
Molson Coors Beverage Co, Cl B	26,981	1,713
Mondelez International Inc, Cl A	1,134	81
PepsiCo Inc	17,675	3,145
Philip Morris International Inc	36,897	3,544
Procter & Gamble Co/The	11,040	1,704
Spectrum Brands Holdings Inc	5,085	423
Target Corp	18,711	2,368
Unilever PLC ADR	57,462	2,932
Walgreens Boots Alliance Inc	33,500	848

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walmart Inc	10,105	$1,643

		41,238
Energy — 4.9%
APA Corp	14,000	614
Baker Hughes Co, Cl A	38,457	1,392
Chesapeake Energy Corp	7,100	626
Chevron Corp	36,410	5,866
ConocoPhillips	32,503	3,869
Devon Energy Corp	23,300	1,191
Diamondback Energy Inc	9,935	1,508
EOG Resources Inc	13,063	1,680
Exxon Mobil Corp	68,882	7,659
Gulfport Energy Corp *	706	83
Hess Corp	3,075	475
HF Sinclair Corp	23,000	1,267
Marathon Petroleum Corp	13,652	1,949
Phillips 66	17,277	1,972
Pioneer Natural Resources Co	16,212	3,857
Schlumberger NV	17,389	1,025
Scorpio Tankers Inc	965	49
Valero Energy Corp	9,953	1,293

		36,375
Financials — 15.2%
Aflac Inc	21,300	1,588
Ally Financial Inc	37,400	1,036
American International Group Inc	24,150	1,413
Ameriprise Financial Inc	11,443	3,863
Annaly Capital Management Inc ‡	19,900	403
Aon PLC, Cl A	2,369	790
Apollo Global Management Inc	511	45
Bank of America Corp	167,488	4,802
Bank of New York Mellon Corp/The	626	28
BankUnited Inc	13,300	349
Berkshire Hathaway Inc, Cl B *	11,180	4,027
BlackRock Inc, Cl A	3,282	2,299
Capital One Financial Corp	5,700	584
Cboe Global Markets Inc	2,350	352
Chubb Ltd	15,825	3,179
Cincinnati Financial Corp	2,997	317
Citigroup Inc	115,452	4,767
Citizens Financial Group Inc	29,200	821
CME Group Inc, Cl A	8,782	1,780
CNA Financial Corp	13,500	531
Customers Bancorp Inc *	10,400	365
Discover Financial Services	31,133	2,804
Enact Holdings Inc	5,125	147
Essent Group Ltd	8,692	437
Everest Group Ltd	3,400	1,226
FactSet Research Systems Inc	3,776	1,648
Fidelity National Information Services Inc	12,140	678
Fifth Third Bancorp	37,700	1,001

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First American Financial Corp	9,400	$580
First Horizon Corp	59,800	751
Goldman Sachs Group Inc/The	5,986	1,962
Hamilton Lane Inc, Cl A	732	68
Hartford Financial Services Group Inc/The	23,000	1,652
Intercontinental Exchange Inc	1,258	148
JPMorgan Chase & Co	40,783	5,968
KeyCorp	64,900	735
Lincoln National Corp	12,100	311
LPL Financial Holdings Inc	130	30
M&T Bank Corp	5,150	644
Markel Group Inc *	3,544	5,241
Marsh & McLennan Cos Inc	5,197	1,013
Mastercard Inc, Cl A	6,737	2,780
MetLife Inc	26,800	1,698
MGIC Investment Corp	82,300	1,447
Moody's Corp	16,711	5,628
Morgan Stanley	73,406	6,251
MSCI Inc, Cl A	4,675	2,541
Nasdaq Inc	18,999	997
Navient Corp	52,300	923
NMI Holdings Inc, Cl A *	4,687	134
PayPal Holdings Inc *	17,037	1,065
PNC Financial Services Group Inc/The	4,321	522
Radian Group Inc	51,373	1,391
Regions Financial Corp	77,300	1,418
RenaissanceRe Holdings Ltd	970	182
Ryan Specialty Holdings Inc, Cl A *	1,444	70
S&P Global Inc	5,307	2,074
State Street Corp	19,400	1,334
Travelers Cos Inc/The	17,324	2,793
Truist Financial Corp	77,645	2,372
Unum Group	23,000	1,131
Valley National Bancorp	35,800	329
Veritex Holdings Inc	18,300	344
Visa Inc, Cl A	46,791	11,496
Wells Fargo & Co	49,871	2,059
Western Union Co/The	79,229	978
Wintrust Financial Corp	6,800	528

		112,868
Health Care — 12.9%
AbbVie Inc	14,206	2,088
Acadia Healthcare Co Inc *	9,822	757
Align Technology Inc *	437	162
Amgen Inc	12,548	3,217
Amphastar Pharmaceuticals Inc *	607	32
AstraZeneca PLC ADR	10,289	698
Biogen Inc *	1,950	521
Boston Scientific Corp *	29,979	1,617
Bristol-Myers Squibb Co	61,137	3,769
Cardinal Health Inc	23,400	2,044
Centene Corp *	11,000	678

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemed Corp	4,585	$2,345
Cigna Group/The	4,300	1,188
CVS Health Corp	27,000	1,760
Danaher Corp	18,494	4,901
Elevance Health Inc	1,455	643
Eli Lilly & Co	7,912	4,385
Exelixis Inc *	24,573	550
Gilead Sciences Inc	23,500	1,797
HCA Healthcare Inc	8,305	2,303
Humana Inc	2,182	1,007
Inmode Ltd *	10,600	414
Jazz Pharmaceuticals PLC *	6,880	986
Johnson & Johnson	63,488	10,265
McKesson Corp	8,114	3,346
Medtronic PLC	36,293	2,958
Merck & Co Inc	68,829	7,501
Mettler-Toledo International Inc *	2,468	2,995
Natera Inc *	30,563	1,795
Neurocrine Biosciences Inc *	2,319	252
Novartis AG ADR	37,238	3,742
Option Care Health Inc *	2,735	95
Organon & Co	4,167	91
Patterson Cos Inc	12,509	376
Pfizer Inc	159,885	5,657
Regeneron Pharmaceuticals Inc *	134	111
Royalty Pharma PLC, Cl A	14,114	421
STERIS PLC	12,272	2,818
Stryker Corp	2,881	817
Tenet Healthcare Corp *	5,748	446
TransMedics Group Inc *	20,188	1,325
UnitedHealth Group Inc	15,176	7,233
Universal Health Services Inc, Cl B	5,400	727
Vaxcyte Inc *	14,763	766
Vertex Pharmaceuticals Inc *	1,149	400
Viatris Inc	46,500	500
West Pharmaceutical Services Inc	2,087	849
Zoetis Inc, Cl A	12,857	2,449

		95,797
Industrials — 11.2%
3M Co	3,130	334
Acuity Brands Inc	3,400	548
AGCO Corp	12,100	1,567
Allison Transmission Holdings Inc	26,900	1,626
Automatic Data Processing Inc	15,887	4,045
Axon Enterprise Inc *	649	138
Beacon Roofing Supply Inc *	10,968	876
Boeing Co/The *	267	60
Boise Cascade Co	955	104
Caterpillar Inc	5,334	1,500
Cintas Corp	224	113
Copart Inc *	6,146	276
Cummins Inc	6,000	1,380

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delta Air Lines Inc	17,900	$768
Eaton Corp PLC	1,607	370
Emerson Electric Co	6,404	629
Encore Wire Corp	5,300	874
Esab Corp	957	69
FedEx Corp	7,266	1,897
Flowserve Corp	4,195	166
Fortive Corp	38,049	3,000
General Dynamics Corp	14,740	3,341
GFL Environmental Inc	58,199	1,886
GXO Logistics Inc *	82,265	5,262
HEICO Corp	9,561	1,613
Hillenbrand Inc	10,080	488
Honeywell International Inc	18,337	3,446
Huntington Ingalls Industries Inc	3,900	859
Ingersoll Rand Inc	10,788	751
Johnson Controls International plc	55,660	3,287
Kirby Corp *	14,507	1,202
Lockheed Martin Corp	4,417	1,980
Lyft Inc, Cl A *	3,176	37
ManpowerGroup Inc	11,900	939
Middleby Corp/The *	1,770	258
MSA Safety Inc	1,417	259
Northrop Grumman Corp	1,585	686
Old Dominion Freight Line Inc	964	412
Oshkosh Corp	7,316	760
Otis Worldwide Corp	30,029	2,569
Owens Corning	13,393	1,927
PACCAR Inc	12,151	1,000
Paychex Inc	8,580	1,049
Paylocity Holding Corp *	1,262	253
RTX Corp	38,295	3,295
Saia Inc *	63	27
Science Applications International Corp	4,900	577
Siemens AG ADR	44,975	3,379
Snap-on Inc	4,900	1,316
Textron Inc	12,100	940
Trane Technologies PLC	712	146
TransDigm Group Inc *	6,349	5,739
TriNet Group Inc *(A)	2,629	292
Uber Technologies Inc *	5,254	248
Union Pacific Corp	13,405	2,957
United Airlines Holdings Inc *	14,900	742
United Parcel Service Inc, Cl B	19,184	3,250
Verisk Analytics Inc, Cl A	2,709	656
Vertiv Holdings Co, Cl A	20,523	808
Waste Connections Inc	22,836	3,128
Westinghouse Air Brake Technologies Corp	4,923	554
Woodward Inc	3,084	399

		83,057
Information Technology — 22.2%
Accenture PLC, Cl A	5,619	1,819

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Adobe Inc *	13,533	$7,570
Advanced Micro Devices Inc *	11,568	1,223
Amphenol Corp, Cl A	35,137	3,105
Appfolio Inc, Cl A *	858	165
Apple Inc	138,262	25,975
Applied Materials Inc	10,421	1,592
Arista Networks Inc *	882	172
Arrow Electronics Inc *	8,200	1,094
Atlassian Corp, Cl A *	500	102
Braze Inc, Cl A *	1,470	68
Broadcom Inc	10,196	9,410
Cadence Design Systems Inc *	5,070	1,219
CDW Corp/DE	11,373	2,401
Cisco Systems Inc	135,821	7,789
Cognizant Technology Solutions Corp, Cl A	2,851	204
Confluent Inc, Cl A *	3,933	130
Datadog Inc, Cl A *	5,486	529
Dell Technologies Inc, Cl C	16,936	953
DXC Technology Co *	24,600	510
Dynatrace Inc *	2,683	129
F5 Inc *	1,363	223
First Solar Inc *	984	186
Freshworks Inc, Cl A *	12,984	284
HashiCorp Inc, Cl A *	1,842	54
Hewlett Packard Enterprise Co	123,556	2,099
HP Inc	94,292	2,801
HubSpot Inc *	600	328
Intel Corp	136,768	4,806
International Business Machines Corp	8,673	1,273
Intuit Inc	11,135	6,033
Keysight Technologies Inc *	228	30
KLA Corp	2,080	1,044
Kyndryl Holdings Inc *	1,888	32
Lam Research Corp	52	37
Marvell Technology Inc	24,303	1,416
Microchip Technology Inc	35,868	2,935
Microsoft Corp	99,938	32,756
MongoDB Inc, Cl A *	1,126	429
Monolithic Power Systems Inc	2,607	1,359
Motorola Solutions Inc	12,908	3,660
NetApp Inc	656	50
New Relic Inc *	1,068	91
NVIDIA Corp	23,086	11,394
ON Semiconductor Corp *	4,242	418
Oracle Corp	51,148	6,158
Palo Alto Networks Inc *	1,731	421
QUALCOMM Inc	10,578	1,212
Rapid7 Inc *	1,943	98
Roper Technologies Inc	5,220	2,605
salesforce.com *	15,879	3,517
SAP SE ADR	23,685	3,309
ServiceNow Inc *	2,225	1,310

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Splunk Inc *	6,356	$771
Sprinklr Inc, Cl A *	20,953	317
Squarespace Inc *	3,566	108
Synopsys Inc *	2,114	970
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,080	850
Vishay Intertechnology Inc	46,100	1,265
VMware Inc, Cl A *	3,900	658
Workday Inc, Cl A *	1,001	245
Workiva Inc, Cl A *	1,576	176
Xerox Holdings Corp	46,300	736

		164,623
Materials — 5.0%
Air Products and Chemicals Inc	23,760	7,021
Berry Global Group Inc	16,000	1,045
Chemours Co/The	23,500	799
Commercial Metals Co	5,340	301
Dow Inc	58,865	3,212
Ecolab Inc	787	145
Huntsman Corp	37,400	1,042
Ingevity Corp *	10,801	582
Linde PLC	9,708	3,757
LyondellBasell Industries NV, Cl A	11,500	1,136
Martin Marietta Materials Inc	6,311	2,817
Nucor Corp	833	143
O-I Glass Inc *	39,200	779
PPG Industries Inc	8,228	1,166
Reliance Steel & Aluminum Co	16,851	4,802
RPM International Inc	1,387	138
Sherwin-Williams Co/The	15,019	4,081
Steel Dynamics Inc	10,300	1,098
Summit Materials Inc, Cl A *	8,065	302
Sylvamo Corp	11,800	493
Vulcan Materials Co	5,255	1,147
Westrock Co	37,200	1,217

		37,223
Real Estate — 2.6%
American Tower Corp, Cl A ‡	19,122	3,467
AvalonBay Communities Inc ‡	1,356	249
Boston Properties Inc ‡	19,215	1,283
Brixmor Property Group Inc ‡	47,400	1,042
Equinix Inc ‡	4,183	3,268
Healthpeak Properties Inc ‡	127,169	2,617
Host Hotels & Resorts Inc ‡	37,100	586
Iron Mountain Inc ‡	11,267	716
Prologis ‡	10,441	1,297
Service Properties Trust ‡	37,100	306
Simon Property Group Inc ‡	6,000	681
VICI Properties Inc, Cl A ‡	99,117	3,057
Weyerhaeuser Co ‡	17,435	571
Zillow Group Inc, Cl A *	1,795	91

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group Inc, Cl C *	2,599	$136

		19,367
Utilities — 1.6%
CenterPoint Energy Inc	21,142	590
Duke Energy Corp	40,161	3,566
National Fuel Gas Co	5,647	303
NextEra Energy Inc	46,415	3,100
NRG Energy Inc	27,800	1,044
Sempra	20,104	1,412
UGI Corp	14,800	373
Vistra Corp	42,000	1,320

		11,708
Total Common Stock
(Cost $521,055) ($ Thousands)		722,487

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, LP
5.360% **†(B)	4,800,699	4,802

Total Affiliated Partnership
(Cost $4,801) ($ Thousands)		4,802

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	17,081,260	17,081

Total Cash Equivalent
(Cost $17,081) ($ Thousands)		17,081

Total Investments in Securities — 100.2%
(Cost $542,937) ($ Thousands)		$744,370

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	31	Sep-2023	$6,930	$7,000	$70
S&P Mid Cap 400 Index E-MINI	11	Sep-2023	2,881	2,914	33
			$9,811	$9,914	$103

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Fund (Concluded)

Percentages are based on Net Assets of $742,908 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $4,802 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, L.P.	$285	$14,534	$(10,017)	$—	$—	$4,802	$4	$—
SEI Daily Income Trust, Government Fund, Institutional Class	17,570	34,374	(34,863)	—	—	17,081	185
Totals	$17,855	$48,908	$(44,880)	$—	$—	$21,883	$189	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.5%

Communication Services — 4.4%
Alphabet Inc, Cl A *	81,242	$11,063
Alphabet Inc, Cl C *	71,975	9,886
AT&T Inc	112,968	1,671
Comcast Corp, Cl A	1,300	61
Electronic Arts Inc	14,237	1,708
Iridium Communications Inc	14,053	688
Liberty Media Corp-Liberty Live, Cl C *	1	—
Live Nation Entertainment Inc *	18,490	1,563
Meta Platforms Inc, Cl A *	57,554	17,030
Netflix Inc *	5,867	2,544
New York Times Co/The, Cl A	22,139	980
Nexstar Media Group Inc, Cl A	12,879	2,097
Pinterest Inc, Cl A *	3,972	109
Roku Inc, Cl A *	7,255	589
Trade Desk Inc/The, Cl A *	12,961	1,037
Verizon Communications Inc	6,443	225
Walt Disney Co/The *	34,760	2,909
Warner Music Group, Cl A	967	32
ZoomInfo Technologies Inc, Cl A *	32,153	579

		54,771
Consumer Discretionary — 7.9%
Amazon.com Inc *	114,618	15,818
AutoZone Inc *	1,137	2,878
Best Buy Co Inc	48,015	3,671
Booking Holdings Inc *	1,271	3,947
BorgWarner Inc	6,292	256
DoorDash Inc, Cl A *	3,466	292
DR Horton Inc	4,879	581
eBay Inc	22,094	989
Etsy Inc *	1,231	91
Ford Motor Co	249,044	3,021
General Motors Co	99,321	3,328
Genuine Parts Co	2,407	370
H&R Block Inc	31,688	1,267
Hilton Worldwide Holdings Inc	6,885	1,024
Home Depot Inc/The	31,189	10,302
Lennar Corp, Cl A	22,495	2,679
Lithia Motors Inc, Cl A	335	103
Lowe's Cos Inc	23,278	5,365
McDonald's Corp	7,848	2,207
Meritage Homes Corp	13,752	1,912
NIKE Inc, Cl B	47,740	4,856
Norwegian Cruise Line Holdings Ltd *	28,571	473
O'Reilly Automotive Inc *	922	866
Pool Corp	7,704	2,817
PulteGroup Inc	19,223	1,577
Ross Stores Inc	53,332	6,496
Royal Caribbean Cruises Ltd *	29,084	2,878
Service Corp International/US	38,834	2,451
Starbucks Corp	19,319	1,882

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taylor Morrison Home Corp, Cl A *	40,065	$1,899
Tesla Inc *	19,649	5,071
TJX Cos Inc/The	6,628	613
Toll Brothers Inc	50,828	4,164
TopBuild Corp *	2,782	807
Wynn Resorts Ltd	12,914	1,309

		98,260
Consumer Staples — 6.5%
Clorox Co/The	2,342	366
Coca-Cola Co/The	128,288	7,676
Coca-Cola Consolidated Inc	1,162	812
Colgate-Palmolive Co	38,850	2,854
Conagra Brands Inc	81,502	2,435
Constellation Brands Inc, Cl A	12,707	3,311
Costco Wholesale Corp	9,384	5,154
Coty Inc, Cl A *	76,835	888
Dollar General Corp	23,078	3,196
Estee Lauder Cos Inc/The, Cl A	5,347	858
Hershey Co/The	4,221	907
J M Smucker Co/The	16,866	2,445
Kenvue Inc	212,589	4,900
Kimberly-Clark Corp	17,541	2,260
Kraft Heinz Co/The	85,210	2,820
McCormick & Co Inc/MD	7,475	614
Mondelez International Inc, Cl A	60,897	4,340
PepsiCo Inc	34,516	6,141
Philip Morris International Inc	40,229	3,864
Procter & Gamble Co/The	68,360	10,551
Sysco Corp	117,284	8,169
Walmart Inc	35,995	5,853

		80,414
Energy — 4.9%
Antero Resources Corp *	66,163	1,831
Baker Hughes Co, Cl A	186,423	6,747
Chesapeake Energy Corp	61,317	5,409
Chevron Corp	56,180	9,050
Diamondback Energy Inc	12,707	1,929
EOG Resources Inc	50,233	6,461
EQT Corp	52,474	2,268
Exxon Mobil Corp	20,828	2,316
Hess Corp	25,512	3,941
Marathon Oil Corp	25,473	671
Marathon Petroleum Corp	22,228	3,173
PBF Energy Inc, Cl A	3,091	145
Phillips 66	25,797	2,945
Pioneer Natural Resources Co	21,967	5,227
Schlumberger NV	2,966	175
Southwestern Energy Co *	405,527	2,749
TechnipFMC PLC	130,359	2,482
Transocean Ltd *	237,891	1,946
Valero Energy Corp	11,919	1,548

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weatherford International PLC *	889	$79

		61,092
Financials — 13.3%
Allstate Corp/The	46,712	5,036
American International Group Inc	15,448	904
Ameriprise Financial Inc	8,624	2,911
Aon PLC, Cl A	4,725	1,575
Bank of America Corp	411,005	11,783
Bank of New York Mellon Corp/The	10,439	468
Berkshire Hathaway Inc, Cl B *	12,989	4,679
BlackRock Inc, Cl A	5,036	3,528
Capital One Financial Corp	37,017	3,790
Cboe Global Markets Inc	3,278	491
Cincinnati Financial Corp	544	57
Citigroup Inc	144,004	5,946
CME Group Inc, Cl A	27,894	5,654
Corebridge Financial Inc	68,882	1,228
Discover Financial Services	27,541	2,481
Essent Group Ltd	23,918	1,201
FactSet Research Systems Inc	4,830	2,108
Fidelity National Information Services Inc	27,134	1,516
First Horizon Corp	27,679	347
Fiserv Inc *	1,808	219
Global Payments Inc	26,591	3,369
Goldman Sachs Group Inc/The	11,849	3,883
Intercontinental Exchange Inc	29,303	3,457
JPMorgan Chase & Co	93,928	13,744
Marsh & McLennan Cos Inc	42,473	8,282
Mastercard Inc, Cl A	17,714	7,309
Moody's Corp	11,772	3,965
Morgan Stanley	34,325	2,923
MSCI Inc, Cl A	5,462	2,969
Nasdaq Inc	43,676	2,292
PayPal Holdings Inc *	12,221	764
PNC Financial Services Group Inc/The	8,654	1,045
Progressive Corp/The	43,514	5,808
Raymond James Financial Inc	32,975	3,449
RenaissanceRe Holdings Ltd	1,564	294
Rocket Cos Inc, Cl A *	23,647	253
S&P Global Inc	4,595	1,796
State Street Corp	100,111	6,882
Synchrony Financial	82,393	2,660
T Rowe Price Group Inc	11,048	1,240
Travelers Cos Inc/The	16,850	2,717
US Bancorp	192,564	7,034
Visa Inc, Cl A	55,758	13,699
Wells Fargo & Co	89,485	3,695
Willis Towers Watson PLC	25,397	5,251

		164,702
Health Care — 12.8%
AbbVie Inc	27,186	3,995

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Agilent Technologies Inc	12,962	$1,569
Amgen Inc	18,365	4,708
Baxter International Inc	35,431	1,438
Boston Scientific Corp *	20,140	1,086
Bristol-Myers Squibb Co	27,129	1,672
Cardinal Health Inc	26,405	2,306
Cencora Inc	28,311	4,982
Centene Corp *	39,829	2,455
Chemed Corp	5,865	3,000
Cigna Group/The	3,448	953
CVS Health Corp	102,053	6,651
Danaher Corp	35,013	9,278
DENTSPLY SIRONA Inc	18,527	687
Doximity Inc, Cl A *	14,278	340
Elevance Health Inc	5,966	2,637
Eli Lilly & Co	27,691	15,346
Exelixis Inc *	90,297	2,022
Gilead Sciences Inc	889	68
HCA Healthcare Inc	6,017	1,669
Humana Inc	19,864	9,170
Johnson & Johnson	105,966	17,133
Laboratory Corp of America Holdings	474	99
McKesson Corp	5,296	2,184
Medtronic PLC	31,152	2,539
Merck & Co Inc	22,854	2,491
Mettler-Toledo International Inc *	1,357	1,647
Neurocrine Biosciences Inc *	13,190	1,436
Perrigo Co PLC	63,674	2,229
Pfizer Inc	107,074	3,788
Regeneron Pharmaceuticals Inc *	263	217
Revvity Inc	43,639	5,107
Royalty Pharma PLC, Cl A	16,022	478
Sarepta Therapeutics Inc *	7,337	888
STERIS PLC	15,696	3,604
Stryker Corp	12,771	3,621
Tenet Healthcare Corp *	13,989	1,085
Thermo Fisher Scientific Inc	6,632	3,695
United Therapeutics Corp *	546	122
UnitedHealth Group Inc	46,256	22,045
Universal Health Services Inc, Cl B	5,501	741
Vertex Pharmaceuticals Inc *	3,650	1,271
Viatris Inc	228,398	2,455
West Pharmaceutical Services Inc	2,872	1,169
Zoetis Inc, Cl A	16,444	3,133

		159,209
Industrials — 10.5%
3M Co	6,035	644
AGCO Corp	8,774	1,137
Automatic Data Processing Inc	35,035	8,920
Beacon Roofing Supply Inc *	27,639	2,207
Boeing Co/The *	18,185	4,074
Caterpillar Inc	22,985	6,462

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cintas Corp	1,173	$591
Copart Inc *	12,810	574
CSX Corp	2,755	83
Emerson Electric Co	54,467	5,351
Equifax Inc	19,444	4,019
FedEx Corp	22,719	5,930
Flowserve Corp	8,022	317
Fortive Corp	51,273	4,043
Fortune Brands Innovations Inc	34,062	2,351
General Electric Co	37,728	4,318
Honeywell International Inc	41,488	7,797
IDEX Corp	20,865	4,724
Ingersoll Rand Inc	13,200	919
Jacobs Solutions Inc	23,841	3,214
Knight-Swift Transportation Holdings Inc, Cl A	73,289	4,018
L3Harris Technologies Inc	27,352	4,871
Lockheed Martin Corp	6,007	2,693
MSA Safety Inc	367	67
Norfolk Southern Corp	1,290	265
Northrop Grumman Corp	3,137	1,359
Old Dominion Freight Line Inc	550	235
Oshkosh Corp	18,210	1,891
Otis Worldwide Corp	38,407	3,286
Owens Corning	10,986	1,581
PACCAR Inc	312	26
Parker-Hannifin Corp	9,870	4,115
Paychex Inc	14,999	1,833
Paylocity Holding Corp *	1,108	222
Rockwell Automation Inc	9,702	3,028
RTX Corp	35,970	3,095
TriNet Group Inc *(A)	6,329	702
Union Pacific Corp	20,867	4,603
United Airlines Holdings Inc *	28,323	1,411
United Parcel Service Inc, Cl B	31,199	5,285
United Rentals Inc	12,018	5,727
Verisk Analytics Inc, Cl A	4,815	1,166
Vertiv Holdings Co, Cl A	3,993	157
Waste Connections Inc	29,208	4,001
Woodward Inc	6,761	875
WW Grainger Inc	7,670	5,477

		129,664
Information Technology — 21.9%
Accenture PLC, Cl A	7,187	2,327
Adobe Inc *	7,940	4,441
Advanced Micro Devices Inc *	15,379	1,626
Appfolio Inc, Cl A *	164	32
Apple Inc	339,860	63,849
Applied Materials Inc	26,543	4,055
Arista Networks Inc *	894	174
Atlassian Corp, Cl A *	15,779	3,220
Autodesk Inc *	14,949	3,318

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Broadcom Inc	9,540	$8,804
Cadence Design Systems Inc *	10,802	2,597
CDW Corp/DE	14,546	3,071
Cisco Systems Inc	142,297	8,161
Cognizant Technology Solutions Corp, Cl A	4,273	306
Confluent Inc, Cl A *	868	29
Dell Technologies Inc, Cl C	6,458	363
DocuSign Inc, Cl A *	7,227	363
DXC Technology Co *	20,881	433
Elastic NV *	5,497	340
F5 Inc *	3,789	620
Fair Isaac Corp *	1,343	1,215
Fortinet Inc *	13,850	834
Freshworks Inc, Cl A *	21,684	474
GoDaddy Inc, Cl A *	25,111	1,821
Hewlett Packard Enterprise Co	101,231	1,720
HP Inc	94,655	2,812
HubSpot Inc *	613	335
Intel Corp	389,810	13,698
International Business Machines Corp	14,825	2,177
Intuit Inc	14,617	7,920
KLA Corp	8,134	4,082
Lam Research Corp	5,592	3,928
Marvell Technology Inc	92,527	5,390
Microchip Technology Inc	52,348	4,284
Microsoft Corp	173,922	57,005
MongoDB Inc, Cl A *	2,252	859
Monolithic Power Systems Inc	3,335	1,738
Motorola Solutions Inc	16,850	4,778
NetApp Inc	3,673	282
New Relic Inc *	1,816	154
Nutanix Inc, Cl A *	63,216	1,966
NVIDIA Corp	29,162	14,393
Oracle Corp	46,359	5,581
Palo Alto Networks Inc *	4,004	974
QUALCOMM Inc	64,385	7,374
salesforce.com inc *	9,833	2,178
ServiceNow Inc *	4,794	2,823
Splunk Inc *	14,965	1,815
Synopsys Inc *	6,552	3,007
Teradyne Inc	41,205	4,445
UiPath Inc, Cl A *	13,929	220
Workday Inc, Cl A *	13,616	3,329

		271,740
Materials — 4.3%
Air Products and Chemicals Inc	26,565	7,850
Avery Dennison Corp	28,499	5,369
Commercial Metals Co	20,954	1,179
Eastman Chemical Co	50,774	4,316
Ecolab Inc	7,660	1,408
Freeport-McMoRan Inc, Cl B	85,543	3,414
Graphic Packaging Holding Co	28,957	644

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Linde PLC	3,940	$1,525
Martin Marietta Materials Inc	8,060	3,598
Nucor Corp	5,774	994
PPG Industries Inc	21,266	3,015
Reliance Steel & Aluminum Co	10,809	3,080
RPM International Inc	4,315	430
Sherwin-Williams Co/The	44,094	11,981
Steel Dynamics Inc	12,354	1,317
Vulcan Materials Co	14,039	3,064

		53,184
Real Estate — 2.3%
American Homes 4 Rent, Cl A ‡	32,558	1,173
AvalonBay Communities Inc ‡	15,407	2,832
Brixmor Property Group Inc ‡	91,903	2,020
Crown Castle Inc ‡	38,282	3,847
EastGroup Properties Inc ‡	2,336	420
Equinix Inc ‡	6,248	4,882
Federal Realty Investment Trust ‡	15,794	1,547
Invitation Homes Inc ‡	80,162	2,733
Iron Mountain Inc ‡	11,176	710
Prologis Inc ‡	41,118	5,107
Simon Property Group Inc ‡	4,917	558
UDR Inc ‡	4,703	188
Welltower Inc ‡	3,928	326
Weyerhaeuser Co ‡	56,275	1,843

		28,186
Utilities — 2.7%
AES Corp/The	83,561	1,498
Ameren Corp	52,188	4,137
CenterPoint Energy Inc	86,318	2,407
CMS Energy Corp	74,357	4,178
Entergy Corp	24,501	2,334
NRG Energy Inc	35,381	1,329
Pinnacle West Capital Corp	27,116	2,095
PPL Corp	223,450	5,568
Sempra	52,234	3,668
Southern Co/The	27,267	1,847
UGI Corp	64,596	1,627
Vistra Corp	92,834	2,917

		33,605
Total Common Stock
(Cost $870,123) ($ Thousands)		1,134,827

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 2.0%
U.S. Treasury Bill
0.000%, 11/30/2023 (B)	$25,400	$25,063

Total U.S. Treasury Obligation
(Cost $25,067) ($ Thousands)		25,063

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
5.360% **†(C)	534,151	534

Total Affiliated Partnership
(Cost $534) ($ Thousands)		534

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	75,014,470	75,014

Total Cash Equivalent
(Cost $75,014) ($ Thousands)		75,014

Total Investments in Securities — 99.7%
(Cost $970,738) ($ Thousands)		$1,235,438

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	23	Sep-2023	$5,131	$5,193	$63

A list of the open OTC Swap agreement held by the Fund at August 31, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Net Unrealized Appreciation (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	02/28/2024	USD	60,207	$2,202	$2,202

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

105,338	ALPHABET INC REGISTERED SHS -A-	$13,671	$636	22.7%
28,629	NVIDIA CORP REGISTERED SHS	12,580	1,532	20.9
86,072	AMAZON.COM INC REGISTERED SHS	11,850	(9)	19.7
1,316	BOOKING HOLDINGS INC REGISTERED SHS	4,212	(139)	7.0
26,730	D.R. HORTON INC REGISTERED SHS	3,390	(221)	5.6
7,800	MCKESSON CORP REGISTERED SHS	3,361	(154)	5.6
39,269	PULTEGROUP INC REGISTERED SHS	3,308	(96)	5.5
3,286	O'REILLY AUTOMOTIVE INC REGISTERED SHS	3,126	(48)	5.2
40,601	COLGATE-PALMOLIVE CO REGISTERED SHS	3,030	(57)	5.0
39,449	TEXTRON INC REGISTERED SHS	3,000	56	5.0
27,495	EXPEDIA GROUP INC REGISTERED SHS	2,954	17	4.9
18,702	CLOROX CO REGISTERED SHS	2,948	(8)	4.9
262,042	KEYCORP REGISTERED SHS	2,788	226	4.6
39,987	EDISON INTERNATIONAL REGISTERED SHS	2,752	(7)	4.6
97,033	DROPBOX INC REGISTERED SHS -A-	2,703	(16)	4.5
21,712	SIMON PROPERTY GROUP INC REGISTERED SHS	2,559	(103)	4.3
146,149	HEWLETT PACKARD ENTERPRISE CO REGISTERED SHS	2,528	(53)	4.2
68,990	PURE STORAGE INC REGISTERED SHS -A-	2,522	(5)	4.2
52,539	PBF ENERGY INC REGISTERED SHS -A-	2,465	2	4.1
116,113	NEWS CORP REGISTERED SHS -A-	2,428	60	4.0
57,273	VENTAS INC REGISTERED SHS	2,410	84	4.0
27,758	MEDTRONIC PLC REGISTERED SHS	2,299	(45)	3.8
51,163	WELLS FARGO & CO REGISTERED SHS	2,186	(62)	3.6
104,857	LIBERTY GLOBAL PLC REGISTERED SHS -C-	2,044	30	3.4
30,160	MICRON TECHNOLOGY INC REGISTERED SHS	1,970	133	3.3
47,748	US FOODS HOLDING CORP REGISTERED SHS	1,903	22	3.2
18,316	TERADYNE INC REGISTERED SHS	1,866	106	3.1
25,349	THE HARTFORD FINANCIAL SERVICES GROUP INC REGISTER	1,830	(5)	3.0
8,104	MARSH & MCLENNAN COS INC REGISTERED SHS	1,541	35	2.6
31,692	TAYLOR MORRISON HOME CORPORATION REGISTERED SHS	1,537	(40)	2.6
6,575	TESLA INC REGISTERED SHS	1,532	160	2.5
3,954	S&P GLOBAL INC REGISTERED SHS	1,530	14	2.5
24,508	COCA-COLA CO REGISTERED SHS	1,482	(20)	2.5
21,559	INCYTE CORP REGISTERED SHS	1,410	(23)	2.3
9,086	BUILDERS FIRSTSOURCE INC REGISTERED SHS	1,369	(56)	2.3
8,874	CROWDSTRIKE HOLDINGS INC REGISTERED SHS -A-	1,328	115	2.2
22,450	MASCO CORP REGISTERED SHS	1,325	3	2.2
74,004	NORWEGIAN CRUISE LINE HOLDINGS LTD REGISTERED SHS	1,306	(84)	2.2
7,685	CHENIERE ENERGY INC REGISTERED SHS	1,248	17	2.1
45,502	HUNTSMAN CORP REGISTERED SHS	1,228	37	2.0
10,836	MOHAWK INDUSTRIES INC REGISTERED SHS	1,084	11	1.8

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

54,725	CARNIVAL CORPORATION SHS	$909	$(46)	1.5%
1,578	ADOBE INC REGISTERED SHS	819	62	1.4
1,204	BLACKROCK INC REGISTERED SHS	810	31	1.3
7,019	INTERCONTINENTAL EXCHANGE INC REGISTERED SHS	801	25	1.3
25,089	VICI PROPERTIES INC REGISTERED SHS	754	47	1.3
3,174	PALO ALTO NETWORKS INC REGISTERED SHS	685	86	1.1

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(97,555)	VF CORP REGISTERED SHS	$(1,948)	$25	(3.2)%
(18,187)	RAYMOND JAMES FINANCIAL INC REGISTERED SHS	(1,911)	14	(3.2)
(13,828)	WILLIAMS-SONOMA INC REGISTERED SHS	(1,832)	(129)	(3.0)
(9,670)	CELSIUS HOLDINGS INC REGISTERED SHS	(1,767)	(136)	(2.9)
(55,439)	HP INC REGISTERED SHS	(1,765)	123	(2.9)
(8,808)	FIRST SOLAR INC REGISTERED SHS	(1,760)	100	(2.9)
(22,137)	COSTAR GROUP INC REGISTERED SHS	(1,757)	(54)	(2.9)
(4,119)	SAIA INC REGISTERED SHS	(1,732)	(19)	(2.9)
(10,259)	JACK HENRY & ASSOCIATES INC REGISTERED SHS	(1,727)	124	(2.9)
(17,742)	ENTEGRIS INC REGISTERED SHS	(1,705)	(89)	(2.8)
(6,344)	MEDPACE HOLDINGS INC REGISTERED SHS	(1,683)	(27)	(2.8)
(4,293)	KINSALE CAPITAL GROUP INC REGISTERED SHS	(1,644)	(64)	(2.7)
(13,122)	PNC FINANCIAL SERVICES GROUP INC REGISTERED SHS	(1,622)	42	(2.7)
(26,462)	KKR & CO INC REGISTERED SHS	(1,606)	(56)	(2.7)
(183,558)	PLUG POWER INC REGISTERED SHS	(1,599)	49	(2.7)
(3,959)	TYLER TECHNOLOGIES INC REGISTERED SHS	(1,505)	(68)	(2.5)
(19,766)	TREX COMPANY INC REGISTERED SHS	(1,464)	57	(2.4)
(6,234)	MARKETAXESS HOLDING INC REGISTERED SHS	(1,450)	(54)	(2.4)
(148,249)	AMCOR PLC REGISTERED SHS	(1,405)	(35)	(2.3)
(11,456)	SUN COMMUNITIES INC REGISTERED SHS	(1,400)	2	(2.3)
(22,254)	AGREE REALTY CORP REGISTERED SHS	(1,382)	3	(2.3)
(52,304)	LINCOLN NATIONAL CORP REGISTERED SHS	(1,362)	31	(2.3)
(3,615)	RH REGISTERED SHS	(1,351)	34	(2.2)
(11,855)	GENERAC HOLDINGS INC REGISTERED SHS	(1,342)	(63)	(2.2)
(13,277)	CULLEN/FROST BANKERS INC REGISTERED SHS	(1,310)	47	(2.2)
(6,746)	ASPEN TECHNOLOGY INC REGISTERED SHS	(1,298)	(7)	(2.2)
(5,590)	RBC BEARINGS INC REGISTERED SHS	(1,266)	(19)	(2.1)
(22,214)	PROSPERITY BANCSHARES INC REGISTERED SHS	(1,262)	4	(2.1)
(43,870)	NEW FORTRESS ENERGY INC REGISTERED SHS -A-	(1,226)	(132)	(2.0)
(7,093)	CHART INDUSTRIES INC REGISTERED SHS	(1,159)	(119)	(1.9)
(112,360)	NEWELL BRANDS INC REGISTERED SHS	(1,156)	(39)	(1.9)
(3,938)	ERIE INDEMNITY CO SHS -A-	(1,124)	29	(1.9)
(21,885)	COMMERCE BANCSHARES INC REGISTERED SHS	(1,115)	44	(1.9)
(29,257)	ESSENTIAL UTILITIES INC REGISTERED SHS	(1,111)	25	(1.8)
(6,548)	SOLAREDGE TECHNOLOGIES INC REGISTERED SHS	(1,106)	45	(1.8)
(169,172)	LUCID GROUP INC REGISTERED SHS	(1,084)	24	(1.8)
(19,128)	IAC INC REGISTERED SHS	(1,081)	25	(1.8)
(8,831)	TEXAS ROADHOUSE INC REGISTERED SHS	(942)	26	(1.6)
(17,591)	WOLFSPEED INC REGISTERED SHS	(938)	99	(1.6)
(6,586)	AMERICAN WATER WORKS CO INC REGISTERED SHS	(926)	11	(1.5)
(4,856)	SPS COMMERCE INC REGISTERED SHS	(851)	(50)	(1.4)
(8,507)	IDACORP INC REGISTERED SHS	(806)	(15)	(1.3)
(6,633)	FABRINET BEARER SHS	(803)	(261)	(1.3)
(15,390)	NOBLE CORPORATION PLC REGISTERED SHS -A-	(797)	(18)	(1.3)
(5,172)	NOVANTA INC REGISTERED SHS	(796)	(65)	(1.3)
(16,661)	COHERENT CORP REGISTERED SHS	(783)	161	(1.3)
(7,223)	BILL HOLDINGS INC REGISTERED SHS	(737)	(94)	(1.2)
(22,068)	UNITED BANKSHARES INC (W VA) REGISTERED SHS	(697)	35	(1.2)
(3,534)	FIVE BELOW INC REGISTERED SHS	(693)	87	(1.2)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(7,324)	ON SEMICONDUCTOR CORP REGISTERED SHS	$(689)	$(29)	(1.1)%
(6,224)	ROYAL GOLD INC REGISTERED SHS	(682)	(14)	(1.1)
(3,516)	MSA SAFETY INC REGISTERED SHS	(622)	(21)	(1.0)
(16,576)	ZIONS BANCORPORATION NA REGISTERED SHS	(585)	(5)	(1.0)

Percentages are based on Net Assets of $1,239,752 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $534 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$3,274	$(2,740)	$—	$—	$534	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	51,401	228,684	(205,071)	—	—	75,014	843	—
Totals	$51,401	$231,958	$(207,811)	$—	$—	$75,548	$843	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.5%

Communication Services — 8.2%
Activision Blizzard Inc	31,456	$2,894
Alphabet Inc, Cl A *	235,860	32,117
Alphabet Inc, Cl C *	204,280	28,058
AMC Entertainment Holdings Inc, Cl A *	2,550	32
AT&T Inc	283,585	4,194
Cable One Inc	257	167
Charter Communications Inc, Cl A *	4,097	1,795
Comcast Corp, Cl A	164,750	7,704
DISH Network Corp, Cl A *	12,726	76
Electronic Arts Inc	10,865	1,304
Fox Corp	16,227	521
Frontier Communications Parent Inc *	10,100	162
GCI Liberty - Escrow *	4,949	—
IAC Inc *	3,932	218
Interpublic Group of Cos Inc/The	14,745	481
Iridium Communications Inc	5,300	259
Liberty Broadband Corp, Cl A *	80	8
Liberty Broadband Corp, Cl C *	4,578	428
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	73
Liberty Media Corp-Liberty Formula One, Cl C *	7,300	502
Liberty Media Corp-Liberty Live, Cl A *	731	24
Liberty Media Corp-Liberty Live, Cl C *	1,893	64
Liberty Media Corp-Liberty SiriusXM *	6,321	155
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,720	65
Live Nation Entertainment Inc *	6,500	549
Madison Square Garden Sports Corp, Cl A *	986	176
Match Group Inc *	10,096	473
Meta Platforms Inc, Cl A *	87,700	25,950
Netflix Inc *	17,500	7,589
New York Times Co/The, Cl A	7,300	323
News Corp	6,300	139
News Corp, Cl A	17,046	366
Nexstar Media Group Inc, Cl A	1,600	261
Omnicom Group Inc	7,744	627
Paramount Global, Cl A (A)	715	13
Paramount Global, Cl B (A)	22,586	341
Pinterest Inc, Cl A *	25,400	698
Playtika Holding Corp *	1,405	14
ROBLOX Corp, Cl A *	16,800	475
Roku Inc, Cl A *	4,200	341
Sirius XM Holdings Inc (A)	29,200	128
Spotify Technology SA *	5,300	816
Take-Two Interactive Software Inc *	6,535	929
T-Mobile US Inc *	21,992	2,996
Trade Desk Inc/The, Cl A *	17,800	1,425
TripAdvisor Inc *	5,167	78
Verizon Communications Inc	167,276	5,851
Walt Disney Co/The *	72,750	6,088
Warner Bros Discovery Inc *	84,836	1,115

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
World Wrestling Entertainment Inc, Cl A	1,100	$106
ZoomInfo Technologies Inc, Cl A *	12,100	218

		139,386
Consumer Discretionary — 10.6%
ADT Inc	5,483	35
Advance Auto Parts Inc	2,708	186
Airbnb Inc, Cl A *	16,300	2,144
Amazon.com Inc *	357,840	49,386
Aptiv PLC *	10,300	1,045
Aramark	10,300	383
AutoNation Inc *	832	131
AutoZone Inc *	718	1,817
Bath & Body Works Inc	9,157	338
Best Buy Co Inc	8,447	646
Booking Holdings Inc *	1,478	4,589
BorgWarner Inc	9,164	373
Boyd Gaming Corp	2,400	160
Bright Horizons Family Solutions Inc *	2,400	227
Brunswick Corp/DE	3,200	253
Burlington Stores Inc *	2,900	471
Caesars Entertainment Inc *	9,200	508
Capri Holdings Ltd *	3,900	205
CarMax Inc *	6,860	560
Carnival Corp, Cl A *	36,900	584
Carter's Inc	2,100	150
Chipotle Mexican Grill Inc, Cl A *	1,119	2,156
Choice Hotels International Inc	1,484	188
Churchill Downs Inc	3,200	401
Columbia Sportswear Co	2,000	147
Coupang Inc, Cl A *	46,400	881
Crocs Inc *	2,600	253
Darden Restaurants Inc	4,368	679
Deckers Outdoor Corp *	1,100	582
Dick's Sporting Goods Inc	2,258	263
Domino's Pizza Inc	1,400	542
DoorDash Inc, Cl A *	11,500	967
DR Horton Inc	12,268	1,460
DraftKings Inc, Cl A *	15,800	468
eBay Inc	21,611	968
Etsy Inc *	5,600	412
Expedia Group Inc *	5,622	609
Five Below Inc *	2,400	413
Floor & Decor Holdings Inc, Cl A *	4,600	459
Ford Motor Co	159,584	1,936
GameStop Corp, Cl A *(A)	12,800	237
Gap Inc/The	11,221	130
Garmin Ltd	5,700	604
General Motors Co	54,100	1,813
Gentex Corp	10,364	338
Genuine Parts Co	5,711	878
Grand Canyon Education Inc *	1,200	141
H&R Block Inc	7,025	281

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Harley-Davidson Inc	5,503	$186
Hasbro Inc	5,667	408
Hilton Worldwide Holdings Inc	9,933	1,477
Home Depot Inc/The	40,079	13,238
Hyatt Hotels Corp, Cl A	2,100	236
Kohl's Corp	5,319	142
Las Vegas Sands Corp	12,593	691
Lear Corp	2,400	346
Leggett & Platt Inc	7,212	203
Lennar Corp, Cl A	9,590	1,142
Lennar Corp, Cl B	713	76
Lithia Motors Inc, Cl A	1,200	370
LKQ Corp	10,700	562
Lowe's Cos Inc	23,410	5,396
Lucid Group Inc *(A)	23,800	149
Lululemon Athletica Inc *	4,200	1,601
Macy's Inc	9,300	114
Marriott International Inc/MD, Cl A	9,994	2,034
Marriott Vacations Worldwide Corp	1,100	120
Mattel Inc *	11,242	249
McDonald's Corp	29,080	8,176
MGM Resorts International *	11,139	490
Mister Car Wash Inc *(A)	3,900	28
Mohawk Industries Inc *	2,166	220
Murphy USA Inc	800	254
Newell Brands Inc	19,493	206
NIKE Inc, Cl B	47,268	4,808
Nordstrom Inc (A)	5,512	89
Norwegian Cruise Line Holdings Ltd *	18,900	313
NVR Inc *	114	727
Ollie's Bargain Outlet Holdings Inc *	1,600	123
O'Reilly Automotive Inc *	2,440	2,293
Peloton Interactive Inc, Cl A *	13,900	89
Penn Entertainment Inc *	7,000	166
Penske Automotive Group Inc	400	66
Petco Health & Wellness Co Inc, Cl A *	3,300	17
Phinia Inc	1,832	51
Planet Fitness Inc, Cl A *	2,700	164
Polaris Inc	1,900	213
Pool Corp	1,300	475
PulteGroup Inc	8,545	701
PVH Corp	2,200	184
QuantumScape Corp, Cl A *	13,000	93
Ralph Lauren Corp, Cl A	1,880	219
RH *	500	183
Rivian Automotive Inc, Cl A *(A)	18,600	423
Ross Stores Inc	13,276	1,617
Royal Caribbean Cruises Ltd *	8,600	851
Service Corp International/US	6,694	422
Skechers USA Inc, Cl A *	5,800	292
Starbucks Corp	44,712	4,357
Tapestry Inc	10,367	345

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tempur Sealy International Inc	7,500	$350
Tesla Inc *	109,455	28,248
Texas Roadhouse Inc, Cl A	2,800	291
Thor Industries Inc	2,200	231
TJX Cos Inc/The	45,116	4,172
Toll Brothers Inc	3,951	324
TopBuild Corp *	1,300	377
Tractor Supply Co	4,400	961
Travel + Leisure Co	1,368	55
Ulta Beauty Inc *	1,852	769
Under Armour Inc, Cl A *	9,700	74
Under Armour Inc, Cl C *	11,321	78
Vail Resorts Inc	1,800	407
Valvoline Inc	7,804	269
VF Corp	16,368	323
Victoria's Secret & Co *	3,852	74
Wayfair Inc, Cl A *	2,700	187
Wendy's Co/The	9,175	182
Whirlpool Corp	2,416	338
Williams-Sonoma Inc	2,662	376
Wingstop Inc	1,300	209
Wyndham Hotels & Resorts Inc	3,968	299
Wynn Resorts Ltd	4,596	466
YETI Holdings Inc *	4,400	220
Yum! Brands Inc	11,348	1,468

		180,540
Consumer Staples — 6.0%
Albertsons Cos Inc, Cl A	17,600	394
Altria Group Inc	71,740	3,172
Archer-Daniels-Midland Co	21,579	1,711
BJ's Wholesale Club Holdings Inc *	5,900	398
Boston Beer Co Inc/The, Cl A *	500	183
Brown-Forman Corp, Cl A	2,200	148
Brown-Forman Corp, Cl B	6,317	418
Bunge Ltd	6,300	720
Campbell Soup Co	7,678	320
Casey's General Stores Inc	1,400	342
Celsius Holdings Inc *	2,300	451
Church & Dwight Co Inc	9,914	959
Clorox Co/The	5,103	798
Coca-Cola Co/The	155,340	9,294
Colgate-Palmolive Co	33,050	2,428
Conagra Brands Inc	18,576	555
Constellation Brands Inc, Cl A	6,131	1,598
Costco Wholesale Corp	17,681	9,712
Coty Inc, Cl A *	17,622	204
Darling Ingredients Inc *	7,000	432
Dollar General Corp	8,500	1,177
Dollar Tree Inc *	8,134	995
Estee Lauder Cos Inc/The, Cl A	8,708	1,398
Flowers Foods Inc	5,525	130
Freshpet Inc *	2,200	166

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Mills Inc	23,792	$1,610
Grocery Outlet Holding Corp *	4,500	139
Hershey Co/The	5,998	1,289
Hormel Foods Corp	12,756	492
Ingredion Inc	2,900	299
J M Smucker Co/The	3,811	553
Kellogg Co	10,703	653
Kenvue Inc	59,512	1,372
Keurig Dr Pepper Inc	36,700	1,235
Kimberly-Clark Corp	12,918	1,664
Kraft Heinz Co/The	30,702	1,016
Kroger Co/The	24,546	1,139
Lamb Weston Holdings Inc	5,062	493
McCormick & Co Inc/MD	9,986	820
Molson Coors Beverage Co, Cl B	7,762	493
Mondelez International Inc, Cl A	53,806	3,834
Monster Beverage Corp *	28,974	1,663
Olaplex Holdings Inc *	4,200	11
PepsiCo Inc	54,952	9,777
Performance Food Group Co *	6,500	404
Philip Morris International Inc	61,668	5,924
Pilgrim's Pride Corp *	2,900	73
Post Holdings Inc *	1,800	162
Procter & Gamble Co/The	93,154	14,377
Reynolds Consumer Products Inc	3,100	85
Seaboard Corp	16	60
Spectrum Brands Holdings Inc	2,118	176
Sysco Corp	20,548	1,431
Target Corp	18,475	2,338
Tyson Foods Inc, Cl A	11,665	621
US Foods Holding Corp *	9,000	364
Walgreens Boots Alliance Inc	27,225	689
Walmart Inc	56,879	9,249

		102,608
Energy — 4.2%
Antero Midstream Corp	17,300	210
Antero Resources Corp *	12,900	357
APA Corp	11,159	489
Baker Hughes Co, Cl A	39,140	1,416
Cheniere Energy Inc	9,500	1,550
Chesapeake Energy Corp	5,600	494
Chevron Corp	70,667	11,384
ConocoPhillips	48,155	5,732
Coterra Energy Inc, Cl A	29,281	825
Devon Energy Corp	24,127	1,233
Diamondback Energy Inc	6,717	1,020
DT Midstream Inc	4,882	255
EOG Resources Inc	23,190	2,983
EQT Corp	13,519	584
Exxon Mobil Corp	160,938	17,895
Halliburton Co	34,036	1,314
Hess Corp	11,112	1,717

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HF Sinclair Corp	5,726	$315
Kinder Morgan Inc	79,022	1,361
Marathon Oil Corp	25,776	679
Marathon Petroleum Corp	17,319	2,473
New Fortress Energy Inc, Cl A	1,500	47
NOV Inc	14,580	308
Occidental Petroleum Corp	27,519	1,728
ONEOK Inc	17,858	1,164
Ovintiv Inc	9,900	465
Phillips 66	18,788	2,145
Pioneer Natural Resources Co	9,232	2,197
Range Resources Corp	7,800	253
Schlumberger NV	56,255	3,317
Southwestern Energy Co *	45,300	307
Targa Resources Corp	8,400	725
TechnipFMC PLC	18,600	354
Texas Pacific Land Corp	256	482
Valero Energy Corp	14,636	1,901
Williams Cos Inc/The	47,396	1,637

		71,316
Financials — 12.7%
Affiliated Managers Group Inc	1,720	230
Affirm Holdings Inc, Cl A *	7,000	146
Aflac Inc	24,212	1,805
AGNC Investment Corp ‡	26,859	266
Allstate Corp/The	10,525	1,135
Ally Financial Inc	11,500	318
American Express Co	23,072	3,645
American Financial Group Inc/OH	2,914	338
American International Group Inc	28,523	1,669
Ameriprise Financial Inc	4,180	1,411
Annaly Capital Management Inc ‡	20,902	424
Aon PLC, Cl A	8,121	2,707
Apollo Global Management Inc	20,519	1,792
Arch Capital Group Ltd *	14,200	1,091
Ares Management Corp, Cl A	6,800	703
Arthur J Gallagher & Co	8,287	1,910
Assurant Inc	2,493	347
Assured Guaranty Ltd	2,600	153
Axis Capital Holdings Ltd	3,800	208
Bank of America Corp	277,663	7,961
Bank of New York Mellon Corp/The	30,609	1,373
Bank OZK	3,900	157
Berkshire Hathaway Inc, Cl B *	72,600	26,150
BlackRock Inc, Cl A	5,985	4,193
Blackstone Inc	28,500	3,032
Block Inc, Cl A *	21,900	1,263
Blue Owl Capital Inc, Cl A	14,500	173
BOK Financial Corp	1,475	123
Brighthouse Financial Inc *	1,528	76
Brown & Brown Inc	8,548	633
Capital One Financial Corp	15,325	1,569

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Carlyle Group Inc/The	8,300	$268
Cboe Global Markets Inc	4,400	659
Charles Schwab Corp/The	58,640	3,469
Chubb Ltd	16,591	3,333
Cincinnati Financial Corp	5,686	601
Citigroup Inc	78,304	3,233
Citizens Financial Group Inc	17,600	495
CME Group Inc, Cl A	14,470	2,933
CNA Financial Corp	1,500	59
Coinbase Global Inc, Cl A *	6,800	541
Columbia Banking System Inc	6,732	138
Comerica Inc	5,753	277
Commerce Bancshares Inc/MO	4,249	209
Corebridge Financial Inc	3,600	64
Credit Acceptance Corp *	300	150
Cullen/Frost Bankers Inc	2,568	243
Discover Financial Services	9,389	846
East West Bancorp Inc	5,900	326
Equitable Holdings Inc	14,300	412
Euronet Worldwide Inc *	2,100	183
Evercore Inc, Cl A	1,100	154
Everest Group Ltd	1,700	613
Eversource Energy	13,626	870
FactSet Research Systems Inc	1,425	622
Fidelity National Financial Inc	8,652	358
Fidelity National Information Services Inc	22,848	1,276
Fifth Third Bancorp	25,582	679
First American Financial Corp	4,500	278
First Citizens BancShares Inc/NC, Cl A	400	544
First Hawaiian Inc	6,600	125
First Horizon Corp	24,656	309
Fiserv Inc *	24,874	3,019
FleetCor Technologies Inc *	2,700	734
FNB Corp/PA	17,100	199
Franklin Resources Inc	12,649	338
Global Payments Inc	10,752	1,362
Globe Life Inc	3,087	344
Goldman Sachs Group Inc/The	12,775	4,186
Hanover Insurance Group Inc/The	1,893	202
Hartford Financial Services Group Inc/The	12,610	906
Houlihan Lokey Inc, Cl A	2,100	221
Huntington Bancshares Inc/OH	60,882	675
Interactive Brokers Group Inc, Cl A	4,100	373
Intercontinental Exchange Inc	21,800	2,572
Invesco Ltd	17,600	280
Jack Henry & Associates Inc	2,600	408
Janus Henderson Group PLC	5,400	148
Jefferies Financial Group Inc	7,506	268
JPMorgan Chase & Co	115,870	16,955
Kemper Corp	3,300	155
KeyCorp	31,151	353
Kinsale Capital Group Inc	900	359

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
KKR & Co Inc	25,100	$1,577
Lazard Ltd, Cl A	3,800	132
Lincoln National Corp	7,788	200
Loews Corp	7,836	487
LPL Financial Holdings Inc	3,300	761
M&T Bank Corp	6,957	870
Markel Group Inc *	477	705
MarketAxess Holdings Inc	1,200	289
Marsh & McLennan Cos Inc	19,865	3,873
Mastercard Inc, Cl A	33,200	13,700
MetLife Inc	25,109	1,590
MGIC Investment Corp	10,600	186
Moody's Corp	6,227	2,097
Morgan Stanley	47,014	4,003
Morningstar Inc	1,200	279
MSCI Inc, Cl A	3,100	1,685
Nasdaq Inc	12,930	679
New York Community Bancorp Inc	29,972	368
Northern Trust Corp	8,705	662
NU Holdings Ltd/Cayman Islands, Cl A *	97,600	669
Old Republic International Corp	9,290	254
OneMain Holdings Inc, Cl A	4,600	191
PayPal Holdings Inc *	44,211	2,764
Pinnacle Financial Partners Inc	2,300	153
PNC Financial Services Group Inc/The	15,322	1,850
Popular Inc	2,853	195
Primerica Inc	1,600	322
Principal Financial Group Inc	9,908	770
Progressive Corp/The	23,580	3,147
Prosperity Bancshares Inc	3,900	222
Prudential Financial Inc	14,963	1,417
Raymond James Financial Inc	7,431	777
Regions Financial Corp	34,987	642
Reinsurance Group of America Inc, Cl A	2,699	374
RenaissanceRe Holdings Ltd	2,100	395
Rithm Capital Corp ‡	22,300	230
RLI Corp	1,700	224
Robinhood Markets Inc, Cl A *	22,200	242
Rocket Cos Inc, Cl A *(A)	7,200	77
Ryan Specialty Holdings Inc, Cl A *	2,700	132
S&P Global Inc	12,776	4,994
SEI Investments Co †	4,542	282
Shift4 Payments Inc, Cl A *	2,400	136
SLM Corp	8,731	124
SoFi Technologies Inc *	32,100	278
Starwood Property Trust Inc ‡	12,800	261
State Street Corp	12,279	844
Stifel Financial Corp	4,200	273
Synchrony Financial	16,018	517
Synovus Financial Corp	4,296	133
T Rowe Price Group Inc	8,730	980
TFS Financial Corp	2,500	34

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Toast Inc, Cl A *	15,000	$333
TPG Inc, Cl A	2,700	76
Tradeweb Markets Inc, Cl A	4,000	346
Travelers Cos Inc/The	9,375	1,512
Truist Financial Corp	50,563	1,545
Unum Group	7,905	389
US Bancorp	60,197	2,199
UWM Holdings Corp	2,300	14
Virtu Financial Inc, Cl A	4,500	84
Visa Inc, Cl A	64,100	15,748
Voya Financial Inc	4,400	307
W R Berkley Corp	8,981	556
Webster Financial Corp	6,946	295
Wells Fargo & Co	150,366	6,209
Western Alliance Bancorp	5,200	260
Western Union Co/The	17,028	210
WEX Inc *	1,500	294
White Mountains Insurance Group Ltd	79	125
Willis Towers Watson PLC	4,462	923
Wintrust Financial Corp	2,900	225
XP Inc, Cl A	14,000	355
Zions Bancorp NA	5,602	199

		215,575
Health Care — 12.7%
10X Genomics Inc, Cl A *	4,400	228
Abbott Laboratories	68,937	7,094
AbbVie Inc	70,401	10,346
Acadia Healthcare Co Inc *	3,500	270
Agilent Technologies Inc	11,764	1,424
agilon health Inc *	8,800	156
Align Technology Inc *	3,000	1,110
Alnylam Pharmaceuticals Inc *	4,800	950
Amedisys Inc *	1,600	150
Amgen Inc	21,258	5,449
Apellis Pharmaceuticals Inc *	4,200	177
Avantor Inc *	28,500	617
Azenta Inc *	1,800	102
Baxter International Inc	18,515	752
Becton Dickinson & Co	11,070	3,094
Biogen Inc *	5,900	1,577
BioMarin Pharmaceutical Inc *	8,000	731
Bio-Rad Laboratories Inc, Cl A *	900	360
Bio-Techne Corp	6,564	515
Boston Scientific Corp *	56,639	3,055
Bristol-Myers Squibb Co	83,519	5,149
Bruker Corp	4,400	289
Cardinal Health Inc	9,529	832
Catalent Inc *	8,100	405
Cencora Inc	6,224	1,095
Centene Corp *	20,758	1,280
Certara Inc *	5,700	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles River Laboratories International Inc *	1,943	$402
Chemed Corp	500	256
Cigna Group/The	11,802	3,260
Cooper Cos Inc/The	2,004	742
CVS Health Corp	51,299	3,343
Danaher Corp	26,202	6,944
DaVita Inc *	2,285	234
DENTSPLY SIRONA Inc	9,466	351
Dexcom Inc *	15,400	1,555
Doximity Inc, Cl A *	3,700	88
Edwards Lifesciences Corp *	23,084	1,765
Elanco Animal Health Inc *	22,637	276
Elevance Health Inc	9,531	4,213
Eli Lilly & Co	33,571	18,605
Encompass Health Corp	3,800	270
Enovis Corp *	2,166	121
Envista Holdings Corp *	4,500	144
Exact Sciences Corp *	6,600	552
Exelixis Inc *	10,500	235
Fortrea Holdings Inc *	3,890	107
GE HealthCare Technologies Inc	15,656	1,103
Gilead Sciences Inc	49,534	3,788
Globus Medical Inc, Cl A *	4,000	216
HCA Healthcare Inc	7,900	2,191
Henry Schein Inc *	4,568	350
Hologic Inc *	10,300	770
Horizon Therapeutics Plc *	8,300	936
Humana Inc	4,975	2,297
ICON PLC *	3,400	884
ICU Medical Inc *	1,000	145
IDEXX Laboratories Inc *	3,304	1,690
Illumina Inc *	6,105	1,009
Incyte Corp *	7,600	490
Inspire Medical Systems Inc *	1,200	272
Insulet Corp *	3,000	575
Integra LifeSciences Holdings Corp *	3,600	153
Intuitive Surgical Inc *	13,715	4,288
Ionis Pharmaceuticals Inc *	5,900	238
IQVIA Holdings Inc *	7,013	1,561
Jazz Pharmaceuticals PLC *	2,700	387
Johnson & Johnson	95,400	15,424
Karuna Therapeutics Inc *	1,500	282
Laboratory Corp of America Holdings	3,290	685
Maravai LifeSciences Holdings Inc, Cl A *	5,700	59
Masimo Corp *	2,100	240
McKesson Corp	5,570	2,297
Medpace Holdings Inc *	1,000	270
Medtronic PLC	52,626	4,289
Merck & Co Inc	101,443	11,055
Mettler-Toledo International Inc *	849	1,030
Mirati Therapeutics Inc *	2,100	78

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Moderna Inc *	13,800	$1,560
Molina Healthcare Inc *	2,400	744
Natera Inc *	4,300	253
Neurocrine Biosciences Inc *	3,900	425
Novocure Ltd *	4,100	90
Organon & Co	9,754	214
Penumbra Inc *	1,400	370
Perrigo Co PLC	7,800	273
Pfizer Inc	225,222	7,968
Premier Inc, Cl A	6,100	131
QIAGEN NV *	9,940	452
Quest Diagnostics Inc	4,644	611
QuidelOrtho Corp *	1,900	157
R1 RCM Inc *	6,500	112
Regeneron Pharmaceuticals Inc *	4,142	3,423
Repligen Corp *	2,300	400
ResMed Inc	6,012	959
Revvity Inc	5,234	613
Roivant Sciences Ltd *	10,300	119
Royalty Pharma PLC, Cl A	13,200	394
Sarepta Therapeutics Inc *	3,400	411
Seagen Inc *	5,800	1,195
Shockwave Medical Inc *	1,500	331
Sotera Health Co *	4,500	73
STERIS PLC	3,800	872
Stryker Corp	14,104	3,999
Syneos Health Inc, Cl A *	5,200	222
Tandem Diabetes Care Inc *	3,300	90
Teladoc Health Inc *	7,853	178
Teleflex Inc	1,640	349
Tenet Healthcare Corp *	4,200	326
Thermo Fisher Scientific Inc	15,425	8,593
Ultragenyx Pharmaceutical Inc *	3,500	129
United Therapeutics Corp *	1,900	426
UnitedHealth Group Inc	36,820	17,548
Universal Health Services Inc, Cl B	2,476	334
Veeva Systems Inc, Cl A *	5,500	1,148
Vertex Pharmaceuticals Inc *	10,200	3,553
Viatris Inc	43,922	472
Waters Corp *	2,373	666
West Pharmaceutical Services Inc	2,900	1,180
Zimmer Biomet Holdings Inc	8,425	1,004
Zoetis Inc, Cl A	18,344	3,495

		215,676
Industrials — 9.2%
3M Co	22,062	2,353
A O Smith Corp	5,400	391
Acuity Brands Inc	1,200	194
Advanced Drainage Systems Inc	1,900	244
AECOM	5,416	475
AGCO Corp	2,400	311
Air Lease Corp, Cl A	5,300	216

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Alaska Air Group Inc *	6,200	$260
Allegion plc	3,766	429
Allison Transmission Holdings Inc	4,200	254
American Airlines Group Inc *	24,600	362
AMETEK Inc	9,328	1,488
Armstrong World Industries Inc	2,400	184
Automatic Data Processing Inc	16,192	4,123
Avis Budget Group Inc *	1,000	213
Axon Enterprise Inc *	3,000	639
AZEK Co Inc/The, Cl A *	6,100	207
Boeing Co/The *	22,193	4,972
Booz Allen Hamilton Holding Corp, Cl A	5,400	612
Broadridge Financial Solutions Inc	4,873	907
Builders FirstSource Inc *	5,400	783
BWX Technologies Inc	3,950	291
CACI International Inc, Cl A *	1,036	340
Carlisle Cos Inc	1,866	491
Carrier Global Corp	32,878	1,889
Caterpillar Inc	20,547	5,776
Ceridian HCM Holding Inc *	5,200	377
CH Robinson Worldwide Inc	4,048	366
ChargePoint Holdings Inc *(A)	14,500	104
Cintas Corp	3,457	1,743
Clarivate PLC *	22,600	168
Clean Harbors Inc *	2,000	339
CNH Industrial NV	41,300	569
Concentrix Corp	2,200	176
Copart Inc *	35,144	1,576
Core & Main Inc, Cl A *	2,900	95
Crane Co	2,100	191
CSX Corp	78,588	2,373
Cummins Inc	5,712	1,314
Curtiss-Wright Corp	1,700	354
Deere & Co	10,719	4,405
Delta Air Lines Inc	26,400	1,132
Donaldson Co Inc	5,444	348
Dover Corp	5,757	854
Driven Brands Holdings Inc *	2,400	36
Dun & Bradstreet Holdings Inc	8,900	97
Eaton Corp PLC	15,716	3,620
EMCOR Group Inc	2,000	448
Emerson Electric Co	22,710	2,231
Equifax Inc	4,656	962
Esab Corp	2,166	156
Expeditors International of Washington Inc	6,348	741
Fastenal Co	23,348	1,344
FedEx Corp	8,944	2,335
Ferguson PLC	8,000	1,292
Flowserve Corp	3,500	138
Fortive Corp	14,053	1,108
Fortune Brands Innovations Inc	5,520	381
FTI Consulting Inc *	1,100	204

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gates Industrial Corp PLC *	4,900	$60
Generac Holdings Inc *	2,700	321
General Dynamics Corp	9,572	2,169
General Electric Co	43,070	4,930
Genpact Ltd	6,800	254
Graco Inc	6,272	495
GXO Logistics Inc *	5,000	320
Hayward Holdings Inc *	2,100	31
HEICO Corp	2,010	339
HEICO Corp, Cl A	3,121	423
Hertz Global Holdings Inc *	5,400	92
Hexcel Corp	2,600	191
Honeywell International Inc	26,390	4,960
Howmet Aerospace Inc	14,167	701
Hubbell Inc, Cl B	1,992	649
Huntington Ingalls Industries Inc	1,537	339
IDEX Corp	3,093	700
Illinois Tool Works Inc	11,980	2,963
Ingersoll Rand Inc	16,865	1,174
ITT Inc	3,451	353
Jacobs Solutions Inc	4,684	631
JB Hunt Transport Services Inc	3,052	573
Johnson Controls International plc	26,666	1,575
KBR Inc	5,500	338
Kirby Corp *	1,800	149
Knight-Swift Transportation Holdings Inc, Cl A	6,400	351
L3Harris Technologies Inc	7,534	1,342
Landstar System Inc	1,565	297
Leidos Holdings Inc	5,673	553
Lennox International Inc	1,320	497
Lincoln Electric Holdings Inc	2,200	423
Lockheed Martin Corp	8,873	3,978
Lyft Inc, Cl A *	14,900	176
ManpowerGroup Inc	1,484	117
Masco Corp	9,279	548
MasTec Inc *	1,900	189
MDU Resources Group Inc	8,721	178
Mercury Systems Inc *	2,800	110
Middleby Corp/The *	2,100	306
MSA Safety Inc	1,100	201
MSC Industrial Direct Co Inc, Cl A	2,320	237
Nordson Corp	2,100	513
Norfolk Southern Corp	9,295	1,906
Northrop Grumman Corp	5,578	2,416
nVent Electric PLC	7,273	411
Old Dominion Freight Line Inc	3,900	1,667
Oshkosh Corp	2,859	297
Otis Worldwide Corp	16,539	1,415
Owens Corning	3,200	461
PACCAR Inc	19,544	1,608
Parker-Hannifin Corp	5,004	2,086

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Paychex Inc	12,807	$1,565
Paycom Software Inc	2,200	649
Paycor HCM Inc *	1,700	40
Paylocity Holding Corp *	1,700	341
Pentair PLC	6,373	448
Plug Power Inc *(A)	21,700	184
Quanta Services Inc	5,467	1,147
RB Global Inc	7,710	476
RBC Bearings Inc *	1,200	277
Regal Rexnord Corp	2,776	450
Republic Services Inc, Cl A	8,342	1,202
Robert Half Inc	4,776	353
Rockwell Automation Inc	4,704	1,468
Rollins Inc	8,737	346
RTX Corp	58,062	4,996
Ryder System Inc	2,206	222
Saia Inc *	1,100	469
Schneider National Inc, Cl B	3,000	87
Science Applications International Corp	2,500	294
Sensata Technologies Holding PLC	5,100	192
SiteOne Landscape Supply Inc *	1,500	257
Snap-on Inc	2,191	588
Southwest Airlines Co	22,320	705
Spirit AeroSystems Holdings Inc, Cl A *	5,400	115
SS&C Technologies Holdings Inc	8,000	459
Stanley Black & Decker Inc	5,593	528
Stericycle Inc *	4,726	209
Sunrun Inc *	7,400	116
Tetra Tech Inc	2,200	346
Textron Inc	7,222	561
Timken Co/The	2,669	204
Toro Co/The	4,440	454
Trane Technologies PLC	9,200	1,888
TransDigm Group Inc *	2,093	1,892
TransUnion	7,900	642
Trex Co Inc *	4,900	350
Uber Technologies Inc *	78,100	3,689
U-Haul Holding Co *	400	23
U-Haul Holding Co, Cl B	3,600	192
Union Pacific Corp	24,232	5,345
United Airlines Holdings Inc *	13,400	667
United Parcel Service Inc, Cl B	28,741	4,869
United Rentals Inc	2,600	1,239
Valmont Industries Inc	900	228
Verisk Analytics Inc, Cl A	5,700	1,381
Vertiv Holdings Co, Cl A	10,800	425
Waste Management Inc	15,994	2,508
Watsco Inc	1,300	474
WESCO International Inc	1,800	291
Westinghouse Air Brake Technologies Corp	6,737	758
WillScot Mobile Mini Holdings Corp, Cl A *	6,700	275
Woodward Inc	2,500	323

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WW Grainger Inc	1,687	$1,205
XPO Inc *	5,000	373
Xylem Inc/NY	9,002	932

		156,711
Information Technology — 26.4%
Accenture PLC, Cl A	25,200	8,159
Adobe Inc *	18,302	10,237
Advanced Micro Devices Inc *	63,813	6,746
Akamai Technologies Inc *	5,918	622
Allegro MicroSystems Inc *	2,100	80
Alteryx Inc, Cl A *	3,200	94
Amdocs Ltd	4,200	375
Amphenol Corp, Cl A	22,468	1,986
Analog Devices Inc	19,703	3,582
ANSYS Inc *	3,300	1,052
Apple Inc	593,163	111,438
Applied Materials Inc	33,455	5,111
AppLovin Corp, Cl A *	9,600	415
Arista Networks Inc *	9,600	1,874
Arrow Electronics Inc *	2,389	319
Aspen Technology Inc *	970	188
Atlassian Corp, Cl A *	5,500	1,122
Autodesk Inc *	8,337	1,850
Avnet Inc	2,610	132
Bentley Systems Inc, Cl B	7,400	369
BILL Holdings Inc *	3,700	427
Black Knight Inc *	6,100	462
Broadcom Inc	16,132	14,888
Cadence Design Systems Inc *	10,863	2,612
CCC Intelligent Solutions Holdings Inc *	4,400	47
CDW Corp/DE	5,300	1,119
Ciena Corp *	6,100	305
Cirrus Logic Inc *	1,600	131
Cisco Systems Inc	163,527	9,378
Cloudflare Inc, Cl A *	10,800	702
Cognex Corp	7,700	363
Cognizant Technology Solutions Corp, Cl A	20,176	1,445
Coherent Corp *	5,283	199
Confluent Inc, Cl A *	7,800	258
Corning Inc	28,258	927
Crane NXT Co	2,100	125
Crowdstrike Holdings Inc, Cl A *	8,300	1,353
Datadog Inc, Cl A *	10,400	1,003
DocuSign Inc, Cl A *	8,900	448
Dolby Laboratories Inc, Cl A	1,943	164
DoubleVerify Holdings Inc *	4,800	162
Dropbox Inc, Cl A *	11,800	328
DXC Technology Co *	11,036	229
Dynatrace Inc *	8,800	424
Elastic NV *	3,700	229
Enphase Energy Inc *	5,600	709
Entegris Inc	5,800	587

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
EPAM Systems Inc *	1,900	$492
F5 Inc *	2,531	414
Fair Isaac Corp *	900	814
First Solar Inc *	4,500	851
Five9 Inc *	2,200	159
Fortinet Inc *	26,900	1,620
Gartner Inc *	3,010	1,053
Gen Digital Inc	22,748	461
Gitlab Inc, Cl A *	2,100	99
GLOBALFOUNDRIES Inc *(A)	2,700	149
Globant SA *	1,700	348
GoDaddy Inc, Cl A *	6,800	493
Guidewire Software Inc *	3,500	302
HashiCorp Inc, Cl A *	3,900	114
Hewlett Packard Enterprise Co	48,970	832
HP Inc	33,070	983
HubSpot Inc *	1,800	984
Informatica Inc, Cl A *	1,700	36
Intel Corp	165,958	5,832
International Business Machines Corp	36,101	5,301
Intuit Inc	10,752	5,826
IPG Photonics Corp *	800	87
Jabil Inc	5,574	638
Juniper Networks Inc	13,025	379
Keysight Technologies Inc *	7,232	964
KLA Corp	5,449	2,735
Kyndryl Holdings Inc *	5,159	87
Lam Research Corp	5,352	3,759
Lattice Semiconductor Corp *	5,800	564
Littelfuse Inc	1,000	267
Lumentum Holdings Inc *	3,700	200
Manhattan Associates Inc *	2,600	527
Marvell Technology Inc	32,838	1,913
Microchip Technology Inc	20,930	1,713
Micron Technology Inc	43,116	3,016
Microsoft Corp	295,716	96,924
MKS Instruments Inc	2,900	291
MongoDB Inc, Cl A *	2,500	953
Monolithic Power Systems Inc	1,802	939
Motorola Solutions Inc	6,314	1,790
National Instruments Corp	4,504	268
nCino Inc *	2,900	95
NCR Corp *	6,589	203
NetApp Inc	8,155	625
New Relic Inc *	2,700	230
Nutanix Inc, Cl A *	10,700	333
NVIDIA Corp	94,324	46,554
Okta Inc, Cl A *	6,000	501
ON Semiconductor Corp *	17,200	1,694
Oracle Corp	60,520	7,286
Palantir Technologies Inc, Cl A *	71,900	1,077
Palo Alto Networks Inc *	11,962	2,910

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pegasystems Inc	2,100	$104
Procore Technologies Inc *	3,100	209
PTC Inc *	4,600	677
Pure Storage Inc, Cl A *	10,000	366
Qorvo Inc *	3,500	376
QUALCOMM Inc	43,759	5,012
RingCentral Inc, Cl A *	4,300	133
Roper Technologies Inc	4,100	2,046
Salesforce Inc *	37,718	8,353
SentinelOne Inc, Cl A *	10,200	170
ServiceNow Inc *	8,100	4,770
Skyworks Solutions Inc	6,800	739
Smartsheet Inc, Cl A *	6,200	259
Snowflake Inc, Cl A *	12,100	1,898
Splunk Inc *	5,800	703
Synopsys Inc *	6,082	2,791
TD SYNNEX Corp	1,000	102
Teledyne Technologies Inc *	1,867	781
Teradata Corp *	2,989	138
Teradyne Inc	6,063	654
Texas Instruments Inc	36,108	6,068
Trimble Inc *	10,228	560
Twilio Inc, Cl A *	6,800	433
Tyler Technologies Inc *	1,700	677
Ubiquiti Inc	300	53
UiPath Inc, Cl A *	15,800	250
Unity Software Inc *	12,200	452
Universal Display Corp	2,200	358
VeriSign Inc *	3,785	786
Viasat Inc *	3,600	100
VMware Inc, Cl A *	8,351	1,409
Vontier Corp	6,801	214
Western Digital Corp *	11,596	522
Wolfspeed Inc *(A)	5,000	239
Workday Inc, Cl A *	8,000	1,956
Zebra Technologies Corp, Cl A *	2,125	584
Zoom Video Communications Inc, Cl A *	10,500	746
Zscaler Inc *	3,600	562

		447,710
Materials — 2.6%
Air Products and Chemicals Inc	8,694	2,569
Albemarle Corp	4,473	889
Alcoa Corp	8,600	259
Amcor PLC	61,400	598
AptarGroup Inc	2,600	345
Ardagh Metal Packaging SA	10,100	36
Ashland Inc	2,176	189
Avery Dennison Corp	3,010	567
Axalta Coating Systems Ltd *	10,600	300
Ball Corp	12,800	697
Berry Global Group Inc	5,200	340
Celanese Corp, Cl A	3,583	453

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CF Industries Holdings Inc	8,230	$634
Chemours Co/The	4,300	146
Cleveland-Cliffs Inc *	22,500	344
Corteva Inc	27,076	1,368
Crown Holdings Inc	4,451	412
Dow Inc	28,276	1,543
DuPont de Nemours Inc	17,409	1,339
Eagle Materials Inc	1,700	322
Eastman Chemical Co	4,528	385
Ecolab Inc	10,155	1,867
Element Solutions Inc	5,700	118
FMC Corp	4,420	381
Freeport-McMoRan Inc, Cl B	56,024	2,236
Ginkgo Bioworks Holdings Inc *(A)	51,000	119
Graphic Packaging Holding Co	9,100	202
Huntsman Corp	6,029	168
International Flavors & Fragrances Inc	10,852	765
International Paper Co	12,255	428
Linde PLC	19,500	7,547
Louisiana-Pacific Corp	2,600	162
LyondellBasell Industries NV, Cl A	9,860	974
Martin Marietta Materials Inc	2,363	1,055
Mosaic Co/The	14,078	547
MP Materials Corp *	5,300	111
NewMarket Corp	300	141
Newmont Corp	31,033	1,223
Nucor Corp	10,090	1,736
Olin Corp	5,500	319
Packaging Corp of America	3,699	552
PPG Industries Inc	9,665	1,370
Reliance Steel & Aluminum Co	2,200	627
Royal Gold Inc	2,600	291
RPM International Inc	5,569	555
Scotts Miracle-Gro Co/The, Cl A	2,106	119
Sealed Air Corp	6,268	232
Sherwin-Williams Co/The	9,211	2,503
Silgan Holdings Inc	4,308	194
Sonoco Products Co	4,146	238
Southern Copper Corp	2,668	215
SSR Mining Inc	3,800	56
Steel Dynamics Inc	6,000	640
United States Steel Corp	10,400	323
Vulcan Materials Co	5,157	1,126
Westlake Corp	800	105
Westrock Co	11,045	361

		43,341
Real Estate — 2.7%
Agree Realty Corp ‡	3,800	235
Alexandria Real Estate Equities Inc ‡	7,200	838
American Homes 4 Rent, Cl A ‡	14,300	515
American Tower Corp, Cl A ‡	18,412	3,339
Americold Realty Trust Inc ‡	11,600	390

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apartment Income REIT Corp ‡	6,805	$232
AvalonBay Communities Inc ‡	5,541	1,019
Boston Properties Inc ‡	6,984	466
Brixmor Property Group Inc ‡	9,400	207
Camden Property Trust ‡	3,547	382
CBRE Group Inc, Cl A *	12,217	1,039
CoStar Group Inc *	16,500	1,353
Cousins Properties Inc ‡	7,900	186
Crown Castle Inc ‡	17,296	1,738
CubeSmart ‡	9,000	375
Digital Realty Trust Inc ‡	11,196	1,475
EastGroup Properties Inc ‡	1,600	287
EPR Properties ‡	3,800	170
Equinix Inc ‡	3,663	2,862
Equity LifeStyle Properties Inc ‡	7,700	516
Equity Residential ‡	14,177	919
Essex Property Trust Inc ‡	2,363	563
Extra Space Storage Inc ‡	7,998	1,029
Federal Realty Investment Trust ‡	3,496	342
First Industrial Realty Trust Inc ‡	4,600	239
Gaming and Leisure Properties Inc ‡	10,635	504
Healthcare Realty Trust Inc, Cl A ‡	15,700	275
Healthpeak Properties Inc ‡	24,074	495
Highwoods Properties Inc ‡	5,400	129
Host Hotels & Resorts Inc ‡	29,940	473
Howard Hughes Holdings Inc *	1,073	84
Invitation Homes Inc ‡	23,600	805
Iron Mountain Inc ‡	11,903	756
Jones Lang LaSalle Inc *	2,100	363
Kilroy Realty Corp ‡	6,000	222
Kimco Realty Corp ‡	25,071	475
Lamar Advertising Co, Cl A ‡	3,840	350
Medical Properties Trust Inc ‡(A)	17,800	129
Mid-America Apartment Communities Inc ‡	4,950	719
National Storage Affiliates Trust ‡	4,700	158
NNN REIT Inc ‡	7,500	295
Omega Healthcare Investors Inc ‡	10,400	331
Park Hotels & Resorts Inc ‡	12,188	156
Prologis Inc ‡	36,203	4,496
Public Storage ‡	5,968	1,649
Rayonier Inc ‡	7,504	224
Realty Income Corp ‡	25,639	1,437
Regency Centers Corp ‡	7,258	452
Rexford Industrial Realty Inc ‡	7,800	417
SBA Communications Corp, Cl A ‡	4,132	928
Simon Property Group Inc ‡	12,881	1,462
Spirit Realty Capital Inc ‡	6,320	244
STAG Industrial Inc ‡	7,600	278
Sun Communities Inc ‡	4,600	563
UDR Inc ‡	13,893	554
Ventas Inc ‡	14,892	651
VICI Properties Inc, Cl A ‡	39,300	1,212

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vornado Realty Trust *‡	8,936	$215
Welltower Inc ‡	19,283	1,598
Weyerhaeuser Co ‡	27,146	889
WP Carey Inc ‡	8,600	559
Zillow Group Inc, Cl A *	943	48
Zillow Group Inc, Cl C *	7,086	370

		45,681
Utilities — 2.2%
AES Corp/The	24,124	433
Alliant Energy Corp	10,852	544
Ameren Corp	10,990	871
American Electric Power Co Inc	20,050	1,572
American Water Works Co Inc	8,100	1,124
Atmos Energy Corp	6,191	718
Avangrid Inc	3,094	107
Brookfield Renewable Corp, Cl A (A)	6,600	184
CenterPoint Energy Inc	23,515	656
Clearway Energy Inc, Cl A	1,300	30
Clearway Energy Inc, Cl C	3,500	87
CMS Energy Corp	11,242	632
Consolidated Edison Inc	13,016	1,158
Constellation Energy Corp	12,792	1,332
Dominion Energy Inc	34,270	1,663
DTE Energy Co	8,564	885
Duke Energy Corp	30,416	2,701
Edison International	14,479	997
Entergy Corp	8,698	828
Essential Utilities Inc	10,646	393
Evergy Inc	9,649	530
Exelon Corp	39,876	1,600
FirstEnergy Corp	23,027	831
Hawaiian Electric Industries Inc *	5,446	76
IDACORP Inc	2,200	211
National Fuel Gas Co	4,489	241
NextEra Energy Inc	80,492	5,377
NiSource Inc	18,021	482
NRG Energy Inc	10,200	383
OGE Energy Corp	8,836	301
PG&E Corp *	69,318	1,130
Pinnacle West Capital Corp	4,992	386
PPL Corp	28,426	708
Public Service Enterprise Group Inc	20,352	1,243
Sempra	24,646	1,731
Southern Co/The	43,703	2,960
UGI Corp	9,325	235
Vistra Corp	14,100	443
WEC Energy Group Inc	12,957	1,090

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	21,681	$1,239

		38,112
Total Common Stock
(Cost $393,161) ($ Thousands)		1,656,656

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
5.360% **†(B)	2,539,628	2,537

Total Affiliated Partnership
(Cost $2,540) ($ Thousands)		2,537

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	24,755,217	24,755

Total Cash Equivalent
(Cost $24,755) ($ Thousands)		24,755

Total Investments in Securities — 99.1%
(Cost $420,456) ($ Thousands)		$1,683,948

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	120	Sep-2023	$26,807	$27,096	$289
S&P Mid Cap 400 Index E-MINI	40	Sep-2023	10,546	10,595	49
			$37,353	$37,691	$338

Percentages are based on Net Assets of $1,699,371 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $2,537 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Investments Co	$257	$—	$—	$—	$25	$282	$2	$—
SEI Liquidity Fund, LP	3,520	7,376	(8,358)	—	(1)	2,537	44	—
SEI Daily Income Trust, Government Fund, Institutional Class	4,590	88,140	(67,975)	—	—	24,755	129	—
Totals	$8,367	$95,516	$(76,333)	$—	$24	$27,574	$175	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.7%

Communication Services — 8.6%
Activision Blizzard Inc	85,500	$7,865
Alphabet Inc, Cl A *	708,420	96,465
Alphabet Inc, Cl C *	609,360	83,696
AT&T Inc	851,991	12,601
Charter Communications Inc, Cl A *	12,400	5,433
Comcast Corp, Cl A	495,848	23,186
Electronic Arts Inc	31,100	3,731
Fox Corp	47,957	1,545
Interpublic Group of Cos Inc/The	46,700	1,523
Live Nation Entertainment Inc *	17,100	1,445
Match Group Inc *	33,700	1,579
Meta Platforms Inc, Cl A *	263,778	78,049
Netflix Inc *	52,979	22,976
News Corp	14,300	315
News Corp, Cl A	44,983	967
Omnicom Group Inc	23,700	1,920
Paramount Global, Cl B (A)	59,881	904
Take-Two Interactive Software Inc *	18,900	2,688
T-Mobile US Inc *	68,600	9,347
Verizon Communications Inc	501,152	17,530
Walt Disney Co/The *	217,819	18,227
Warner Bros Discovery Inc *	264,646	3,477

		395,469
Consumer Discretionary — 10.4%
Amazon.com Inc *	1,064,500	146,912
Aptiv PLC *	32,300	3,277
AutoZone Inc *	2,145	5,430
Bath & Body Works Inc	27,200	1,003
Best Buy Co Inc	23,087	1,765
Booking Holdings Inc *	4,384	13,612
BorgWarner Inc	27,800	1,133
Caesars Entertainment Inc *	25,600	1,415
CarMax Inc *	19,100	1,560
Carnival Corp, Cl A *	119,200	1,886
Chipotle Mexican Grill Inc, Cl A *	3,320	6,396
Darden Restaurants Inc	14,395	2,239
Domino's Pizza Inc	4,200	1,627
DR Horton Inc	37,091	4,415
eBay Inc	63,783	2,856
Etsy Inc *	14,600	1,074
Expedia Group Inc *	16,895	1,831
Ford Motor Co	469,543	5,696
Garmin Ltd	18,195	1,929
General Motors Co	166,087	5,566
Genuine Parts Co	16,800	2,583
Hasbro Inc	15,395	1,108
Hilton Worldwide Holdings Inc	31,600	4,697
Home Depot Inc/The	120,787	39,896
Las Vegas Sands Corp	39,000	2,140
Lennar Corp, Cl A	30,291	3,607

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	30,700	$1,613
Lowe's Cos Inc	71,087	16,384
Marriott International Inc/MD, Cl A	30,836	6,275
McDonald's Corp	87,087	24,484
MGM Resorts International	35,800	1,574
Mohawk Industries Inc *	6,200	629
Newell Brands Inc	46,490	492
NIKE Inc, Cl B	146,882	14,939
Norwegian Cruise Line Holdings Ltd *	50,100	830
NVR Inc *	360	2,296
O'Reilly Automotive Inc *	7,300	6,860
Pool Corp	4,700	1,718
PulteGroup Inc	26,483	2,173
Ralph Lauren Corp, Cl A	4,795	559
Ross Stores Inc	40,900	4,982
Royal Caribbean Cruises Ltd *	26,200	2,592
Starbucks Corp	136,582	13,309
Tapestry Inc	27,991	933
Tesla Inc *	321,300	82,921
TJX Cos Inc/The	137,182	12,687
Tractor Supply Co	13,100	2,862
Ulta Beauty Inc *	6,000	2,490
VF Corp	38,891	768
Whirlpool Corp	6,500	910
Wynn Resorts Ltd	12,300	1,247
Yum! Brands Inc	33,500	4,334

		476,514
Consumer Staples — 6.3%
Altria Group Inc	213,383	9,436
Archer-Daniels-Midland Co	65,091	5,162
Brown-Forman Corp, Cl B	22,090	1,461
Bunge Ltd	17,900	2,046
Campbell Soup Co	23,791	992
Church & Dwight Co Inc	29,100	2,816
Clorox Co/The	14,700	2,300
Coca-Cola Co/The	464,057	27,764
Colgate-Palmolive Co	99,191	7,288
Conagra Brands Inc	56,587	1,691
Constellation Brands Inc, Cl A	19,300	5,029
Costco Wholesale Corp	52,900	29,057
Dollar General Corp	26,200	3,629
Dollar Tree Inc *	24,869	3,043
Estee Lauder Cos Inc/The, Cl A	27,700	4,447
General Mills Inc	70,196	4,749
Hershey Co/The	17,600	3,782
Hormel Foods Corp	34,992	1,350
J M Smucker Co/The	12,695	1,840
Kellogg Co	30,600	1,867
Kenvue Inc	29,200	673
Keurig Dr Pepper Inc	100,500	3,382
Kimberly-Clark Corp	40,296	5,191
Kraft Heinz Co/The	95,191	3,150

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kroger Co/The	77,982	$3,618
Lamb Weston Holdings Inc	17,600	1,714
McCormick & Co Inc/MD	29,790	2,445
Molson Coors Beverage Co, Cl B	22,695	1,441
Mondelez International Inc, Cl A	162,278	11,564
Monster Beverage Corp *	91,262	5,239
PepsiCo Inc	164,278	29,228
Philip Morris International Inc	184,978	17,769
Procter & Gamble Co/The	281,067	43,380
Sysco Corp	60,500	4,214
Target Corp	55,191	6,984
Tyson Foods Inc, Cl A	33,887	1,805
Walgreens Boots Alliance Inc	85,387	2,161
Walmart Inc	167,183	27,186

		290,893
Energy — 4.3%
APA Corp	37,300	1,635
Baker Hughes Co, Cl A	120,900	4,375
Chevron Corp	212,201	34,186
ConocoPhillips	144,241	17,169
Coterra Energy Inc, Cl A	90,287	2,545
Devon Energy Corp	76,600	3,914
Diamondback Energy Inc	21,600	3,278
EOG Resources Inc	69,891	8,989
EQT Corp	42,900	1,854
Exxon Mobil Corp	482,100	53,605
Halliburton Co	107,791	4,163
Hess Corp	33,000	5,099
Kinder Morgan Inc	235,483	4,055
Marathon Oil Corp	73,300	1,931
Marathon Petroleum Corp	50,711	7,240
Occidental Petroleum Corp	85,824	5,389
ONEOK Inc	53,391	3,481
Phillips 66	54,796	6,256
Pioneer Natural Resources Co	27,896	6,637
Schlumberger NV	169,866	10,015
Targa Resources Corp	26,900	2,320
Valero Energy Corp	43,200	5,612
Williams Cos Inc/The	145,496	5,024

		198,772
Financials — 12.3%
Aflac Inc	65,682	4,898
Allstate Corp/The	31,400	3,385
American Express Co	70,887	11,199
American International Group Inc	86,478	5,061
Ameriprise Financial Inc	12,400	4,186
Aon PLC, Cl A	24,400	8,135
Arch Capital Group Ltd *	44,500	3,420
Arthur J Gallagher & Co	25,600	5,900
Assurant Inc	6,495	905
Bank of America Corp	826,583	23,698

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank of New York Mellon Corp/The	85,787	$3,849
Berkshire Hathaway Inc, Cl B *	212,628	76,589
BlackRock Inc, Cl A	17,896	12,537
Brown & Brown Inc	28,000	2,075
Capital One Financial Corp	45,596	4,669
Cboe Global Markets Inc	12,500	1,871
Charles Schwab Corp/The	177,091	10,475
Chubb Ltd	49,347	9,912
Cincinnati Financial Corp	18,696	1,978
Citigroup Inc	232,757	9,611
Citizens Financial Group Inc	57,600	1,620
CME Group Inc, Cl A	42,995	8,714
Comerica Inc	16,191	779
Discover Financial Services	30,300	2,729
Everest Group Ltd	5,100	1,839
Eversource Energy	41,600	2,655
FactSet Research Systems Inc	4,600	2,007
Fidelity National Information Services Inc	70,700	3,949
Fifth Third Bancorp	80,800	2,145
Fiserv Inc *	73,800	8,959
FleetCor Technologies Inc *	8,800	2,391
Franklin Resources Inc	33,695	901
Global Payments Inc	31,272	3,962
Globe Life Inc	10,746	1,199
Goldman Sachs Group Inc/The	39,591	12,974
Hartford Financial Services Group Inc/The	37,000	2,657
Huntington Bancshares Inc/OH	171,361	1,900
Intercontinental Exchange Inc	66,900	7,894
Invesco Ltd	54,100	861
Jack Henry & Associates Inc	8,700	1,364
JPMorgan Chase & Co	348,457	50,990
KeyCorp	111,100	1,259
Lincoln National Corp	19,000	488
Loews Corp	22,487	1,396
M&T Bank Corp	19,793	2,475
MarketAxess Holdings Inc	4,500	1,084
Marsh & McLennan Cos Inc	58,991	11,503
Mastercard Inc, Cl A	99,747	41,160
MetLife Inc	76,887	4,870
Moody's Corp	18,800	6,332
Morgan Stanley	155,253	13,220
MSCI Inc, Cl A	9,500	5,164
Nasdaq Inc	40,200	2,110
Northern Trust Corp	24,696	1,879
PayPal Holdings Inc *	133,383	8,338
PNC Financial Services Group Inc/The	47,691	5,758
Principal Financial Group Inc	26,791	2,082
Progressive Corp/The	69,983	9,341
Prudential Financial Inc	43,600	4,128
Raymond James Financial Inc	22,700	2,374
Regions Financial Corp	111,800	2,050
S&P Global Inc	39,053	15,264

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
State Street Corp	39,900	$2,743
Synchrony Financial	50,821	1,641
T Rowe Price Group Inc	26,800	3,008
Travelers Cos Inc/The	27,596	4,449
Truist Financial Corp	159,092	4,860
US Bancorp	166,683	6,089
Visa Inc, Cl A	192,970	47,409
W R Berkley Corp	23,900	1,478
Wells Fargo & Co	447,248	18,467
Willis Towers Watson PLC	12,645	2,614
Zions Bancorp NA	17,500	621

		562,496
Health Care — 12.9%
Abbott Laboratories	207,348	21,336
AbbVie Inc	210,313	30,908
Agilent Technologies Inc	35,291	4,273
Align Technology Inc *	8,500	3,146
Amgen Inc	63,691	16,327
Baxter International Inc	60,329	2,449
Becton Dickinson & Co	33,939	9,484
Biogen Inc *	17,300	4,625
Bio-Rad Laboratories Inc, Cl A *	2,500	1,001
Bio-Techne Corp	18,700	1,466
Boston Scientific Corp *	171,900	9,272
Bristol-Myers Squibb Co	250,370	15,435
Cardinal Health Inc	30,396	2,655
Catalent Inc *	21,300	1,064
Cencora Inc	19,296	3,396
Centene Corp *	65,564	4,042
Charles River Laboratories International Inc *	6,100	1,262
Cigna Group/The	35,207	9,726
Cooper Cos Inc/The	5,900	2,183
CVS Health Corp	153,257	9,988
Danaher Corp	79,200	20,988
DaVita Inc *	6,495	665
DENTSPLY SIRONA Inc	25,191	934
Dexcom Inc *	46,300	4,675
Edwards Lifesciences Corp *	72,400	5,536
Elevance Health Inc	28,296	12,507
Eli Lilly & Co	93,945	52,064
GE HealthCare Technologies Inc	46,662	3,287
Gilead Sciences Inc	148,678	11,371
HCA Healthcare Inc	24,595	6,820
Henry Schein Inc *	15,600	1,194
Hologic Inc *	29,200	2,182
Humana Inc	14,896	6,876
IDEXX Laboratories Inc *	9,900	5,063
Illumina Inc *	18,900	3,123
Incyte Corp *	22,000	1,420
Insulet Corp *	8,300	1,591
Intuitive Surgical Inc *	41,800	13,070

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IQVIA Holdings Inc *	22,200	$4,942
Johnson & Johnson	309,170	49,987
Laboratory Corp of America Holdings	10,600	2,206
McKesson Corp	16,160	6,663
Medtronic PLC	158,561	12,923
Merck & Co Inc	302,570	32,974
Mettler-Toledo International Inc *	2,600	3,155
Moderna Inc *	39,100	4,421
Molina Healthcare Inc *	6,900	2,140
Organon & Co	30,147	662
Pfizer Inc	673,035	23,812
Quest Diagnostics Inc	13,300	1,749
Regeneron Pharmaceuticals Inc *	12,900	10,662
ResMed Inc	17,500	2,793
Revvity Inc	14,900	1,744
STERIS PLC	11,800	2,709
Stryker Corp	40,296	11,426
Teleflex Inc	5,700	1,213
Thermo Fisher Scientific Inc	45,991	25,622
UnitedHealth Group Inc	110,987	52,894
Universal Health Services Inc, Cl B	7,600	1,024
Vertex Pharmaceuticals Inc *	30,700	10,694
Viatris Inc	142,205	1,529
Waters Corp *	7,000	1,966
West Pharmaceutical Services Inc	8,900	3,621
Zimmer Biomet Holdings Inc	24,895	2,966
Zoetis Inc, Cl A	55,100	10,497

		594,398
Industrials — 8.2%
3M Co	65,906	7,030
A O Smith Corp	15,000	1,087
Alaska Air Group Inc *	15,700	659
Allegion plc	10,396	1,183
American Airlines Group Inc *	77,591	1,143
AMETEK Inc	27,500	4,386
Automatic Data Processing Inc	49,191	12,524
Axon Enterprise Inc *	8,400	1,788
Boeing Co/The *	67,391	15,098
Broadridge Financial Solutions Inc	14,000	2,607
Carrier Global Corp	99,785	5,733
Caterpillar Inc	61,391	17,259
Ceridian HCM Holding Inc *	18,400	1,334
CH Robinson Worldwide Inc	14,095	1,275
Cintas Corp	10,295	5,190
Copart Inc *	102,400	4,591
CSX Corp	243,034	7,340
Cummins Inc	16,896	3,887
Deere & Co	32,096	13,190
Delta Air Lines Inc	76,687	3,288
Dover Corp	16,600	2,462
Eaton Corp PLC	47,495	10,941
Emerson Electric Co	68,291	6,710

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Equifax Inc	14,595	$3,017
Expeditors International of Washington Inc	18,191	2,123
Fastenal Co	68,182	3,926
FedEx Corp	27,600	7,204
Fortive Corp	42,225	3,329
Generac Holdings Inc *	7,500	891
General Dynamics Corp	26,896	6,096
General Electric Co	129,786	14,855
Honeywell International Inc	79,287	14,901
Howmet Aerospace Inc	43,666	2,160
Huntington Ingalls Industries Inc	4,700	1,035
IDEX Corp	9,000	2,038
Illinois Tool Works Inc	32,995	8,161
Ingersoll Rand Inc	48,327	3,364
Jacobs Solutions Inc	15,096	2,035
JB Hunt Transport Services Inc	10,000	1,879
Johnson Controls International plc	81,946	4,840
L3Harris Technologies Inc	22,660	4,035
Leidos Holdings Inc	16,600	1,619
Lockheed Martin Corp	26,856	12,041
Masco Corp	26,700	1,576
Nordson Corp	6,400	1,562
Norfolk Southern Corp	27,196	5,575
Northrop Grumman Corp	16,996	7,361
Old Dominion Freight Line Inc	10,700	4,573
Otis Worldwide Corp	49,392	4,225
PACCAR Inc	62,450	5,139
Parker-Hannifin Corp	15,300	6,379
Paychex Inc	38,287	4,680
Paycom Software Inc	5,800	1,710
Pentair PLC	19,600	1,377
Quanta Services Inc	17,300	3,631
Republic Services Inc, Cl A	24,500	3,531
Robert Half Inc	12,795	946
Rockwell Automation Inc	13,696	4,274
Rollins Inc	27,500	1,088
RTX Corp	174,108	14,980
Snap-on Inc	6,300	1,692
Southwest Airlines Co	70,687	2,234
Stanley Black & Decker Inc	18,195	1,717
Textron Inc	23,891	1,857
Trane Technologies PLC	27,296	5,603
TransDigm Group Inc *	6,200	5,604
Union Pacific Corp	72,687	16,033
United Airlines Holdings Inc *	38,900	1,938
United Parcel Service Inc, Cl B	86,387	14,634
United Rentals Inc	8,200	3,908
Verisk Analytics Inc, Cl A	17,300	4,190
Waste Management Inc	44,200	6,930
Westinghouse Air Brake Technologies Corp	21,353	2,403
WW Grainger Inc	5,300	3,785

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xylem Inc/NY	28,500	$2,951

		378,340
Information Technology — 27.6%
Accenture PLC, Cl A	75,296	24,379
Adobe Inc *	54,695	30,593
Advanced Micro Devices Inc *	191,989	20,297
Akamai Technologies Inc *	18,096	1,902
Amphenol Corp, Cl A	71,182	6,291
Analog Devices Inc	60,455	10,990
ANSYS Inc *	10,300	3,284
Apple Inc	1,763,184	331,249
Applied Materials Inc	100,700	15,383
Arista Networks Inc *	29,800	5,818
Autodesk Inc *	25,600	5,682
Broadcom Inc	49,759	45,922
Cadence Design Systems Inc *	32,600	7,838
CDW Corp/DE	16,100	3,400
Cisco Systems Inc	488,343	28,006
Cognizant Technology Solutions Corp, Cl A	60,595	4,339
Corning Inc	91,270	2,995
DXC Technology Co *	26,752	555
Enphase Energy Inc *	16,300	2,062
EPAM Systems Inc *	6,900	1,787
F5 Inc *	7,200	1,178
Fair Isaac Corp *	3,000	2,714
First Solar Inc *	11,800	2,232
Fortinet Inc *	77,800	4,684
Gartner Inc *	9,400	3,287
Gen Digital Inc	67,600	1,369
Hewlett Packard Enterprise Co	154,574	2,626
HP Inc	103,474	3,074
Intel Corp	497,152	17,470
International Business Machines Corp	108,251	15,895
Intuit Inc	33,400	18,096
Juniper Networks Inc	38,200	1,112
Keysight Technologies Inc *	21,300	2,839
KLA Corp	16,400	8,231
Lam Research Corp	15,995	11,235
Microchip Technology Inc	65,492	5,360
Micron Technology Inc	130,800	9,148
Microsoft Corp	886,704	290,626
Monolithic Power Systems Inc	5,400	2,815
Motorola Solutions Inc	19,988	5,668
NetApp Inc	25,391	1,948
NVIDIA Corp	294,932	145,564
NXP Semiconductors NV	31,000	6,377
ON Semiconductor Corp *	51,600	5,081
Oracle Corp	183,465	22,087
Palo Alto Networks Inc *	36,100	8,783
PTC Inc *	12,700	1,869
Qorvo Inc *	11,900	1,278
QUALCOMM Inc	132,778	15,207

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Roper Technologies Inc	12,700	$6,338
Salesforce Inc *	116,691	25,842
Seagate Technology Holdings PLC	22,900	1,621
ServiceNow Inc *	24,300	14,309
Skyworks Solutions Inc	18,896	2,055
SolarEdge Technologies Inc *	6,700	1,089
Synopsys Inc *	18,200	8,352
TE Connectivity Ltd	37,691	4,990
Teledyne Technologies Inc *	5,651	2,364
Teradyne Inc	18,400	1,985
Texas Instruments Inc	108,183	18,181
Trimble Inc *	30,000	1,644
Tyler Technologies Inc *	5,000	1,992
VeriSign Inc *	10,800	2,244
Western Digital Corp *	38,731	1,743
Zebra Technologies Corp, Cl A *	6,100	1,678

		1,267,052
Materials — 2.4%
Air Products and Chemicals Inc	26,500	7,831
Albemarle Corp	14,000	2,782
Amcor PLC	174,562	1,700
Avery Dennison Corp	9,600	1,808
Ball Corp	37,492	2,041
Celanese Corp, Cl A	11,900	1,504
CF Industries Holdings Inc	23,100	1,780
Corteva Inc	84,931	4,290
Dow Inc	84,465	4,608
DuPont de Nemours Inc	54,782	4,212
Eastman Chemical Co	14,196	1,207
Ecolab Inc	29,615	5,444
FMC Corp	15,100	1,302
Freeport-McMoRan Inc, Cl B	171,300	6,837
International Flavors & Fragrances Inc	30,255	2,132
International Paper Co	41,296	1,442
Linde PLC	58,360	22,588
LyondellBasell Industries NV, Cl A	30,256	2,988
Martin Marietta Materials Inc	7,400	3,303
Mosaic Co/The	40,191	1,561
Newmont Corp	94,883	3,740
Nucor Corp	29,987	5,161
Packaging Corp of America	10,700	1,595
PPG Industries Inc	28,100	3,984
Sealed Air Corp	17,000	630
Sherwin-Williams Co/The	28,000	7,608
Steel Dynamics Inc	19,100	2,036
Vulcan Materials Co	15,900	3,470
Westrock Co	30,282	991

		110,575
Real Estate — 2.4%
Alexandria Real Estate Equities Inc ‡	18,800	2,187
American Tower Corp, Cl A ‡	55,700	10,100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AvalonBay Communities Inc ‡	16,900	$3,107
Boston Properties Inc ‡	16,900	1,128
Camden Property Trust ‡	12,700	1,367
CBRE Group Inc, Cl A *	37,091	3,155
CoStar Group Inc *	48,800	4,001
Crown Castle Inc ‡	51,796	5,205
Digital Realty Trust Inc ‡	34,800	4,584
Equinix Inc ‡	11,157	8,718
Equity Residential ‡	40,696	2,638
Essex Property Trust Inc ‡	7,600	1,812
Extra Space Storage Inc ‡	25,200	3,243
Federal Realty Investment Trust ‡	8,700	852
Healthpeak Properties Inc ‡	66,100	1,360
Host Hotels & Resorts Inc ‡	86,074	1,359
Invitation Homes Inc ‡	69,100	2,356
Iron Mountain Inc ‡	34,701	2,205
Kimco Realty Corp ‡	74,987	1,420
Mid-America Apartment Communities Inc ‡	13,900	2,019
Prologis Inc ‡	110,059	13,669
Public Storage ‡	18,895	5,222
Realty Income Corp ‡	80,400	4,506
Regency Centers Corp ‡	18,300	1,138
SBA Communications Corp, Cl A ‡	12,900	2,896
Simon Property Group Inc ‡	39,096	4,437
UDR Inc ‡	37,400	1,492
Ventas Inc ‡	47,500	2,075
VICI Properties Inc, Cl A ‡	119,900	3,698
Welltower Inc ‡	59,400	4,923
Weyerhaeuser Co ‡	87,345	2,861

		109,733
Utilities — 2.3%
AES Corp/The	79,600	1,427
Alliant Energy Corp	29,900	1,500
Ameren Corp	31,291	2,480
American Electric Power Co Inc	61,500	4,822
American Water Works Co Inc	23,200	3,219
Atmos Energy Corp	17,200	1,994
CenterPoint Energy Inc	74,983	2,091
CMS Energy Corp	34,591	1,944
Consolidated Edison Inc	41,400	3,683
Constellation Energy Corp	38,763	4,038
Dominion Energy Inc	99,885	4,848
DTE Energy Co	24,600	2,543
Duke Energy Corp	92,091	8,178
Edison International	45,696	3,146
Entergy Corp	25,200	2,400
Evergy Inc	27,300	1,501
Exelon Corp	118,791	4,766
FirstEnergy Corp	64,887	2,341
NextEra Energy Inc	241,200	16,112
NiSource Inc	48,887	1,308
NRG Energy Inc	27,187	1,021

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PG&E Corp *	192,900	$3,144
Pinnacle West Capital Corp	13,400	1,035
PPL Corp	87,500	2,181
Public Service Enterprise Group Inc	59,600	3,640
Sempra	75,190	5,280
Southern Co/The	130,400	8,832
WEC Energy Group Inc	37,631	3,166
Xcel Energy Inc	65,683	3,752

		106,392
Total Common Stock
(Cost $1,802,719) ($ Thousands)		4,490,634

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.360% **†(B)	966,690	$957

Total Affiliated Partnership
(Cost $965) ($ Thousands)		957

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	78,257,501	78,258

Total Cash Equivalent
(Cost $78,258) ($ Thousands)		78,258

Total Investments in Securities — 99.4%
(Cost $1,881,942) ($ Thousands)		$4,569,849

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	450	Sep-2023	$99,975	$101,610	$1,635

Percentages are based on Net Assets of $4,596,331 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $957 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$715	$7,986	$(7,744)	$—	$—	$957	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	25,389	326,903	(274,034)	—	—	78,258	609	—
Totals	$26,104	$334,889	$(281,778)	$—	$—	$79,215	$610	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.2%

Communication Services — 3.6%
Advantage Solutions Inc *	18,900	$53
AMC Entertainment Holdings Inc, Cl A *(A)	10,494	132
AMC Networks Inc, Cl A *	6,660	78
Anterix Inc *	4,000	132
Atlanta Braves Holdings Inc, Cl A *	1,803	75
Atlanta Braves Holdings Inc, Cl C *	8,905	328
ATN International Inc	2,267	81
Bandwidth Inc, Cl A *	5,000	72
Boston Omaha Corp, Cl A *	4,300	76
Bumble Inc, Cl A *	18,100	304
Cable One Inc	1,100	716
Cardlytics Inc *	7,100	118
Cargurus Inc, Cl A *	20,500	371
Cars.com Inc *	15,200	284
Charge Enterprises Inc *	27,400	15
Cinemark Holdings Inc *	18,140	295
Clear Channel Outdoor Holdings Inc, Cl A *	88,200	128
Cogent Communications Holdings Inc	7,904	558
Consolidated Communications Holdings Inc *	16,612	66
Daily Journal Corp *	300	88
DHI Group Inc *	9,600	36
DISH Network Corp, Cl A *	39,900	239
EchoStar Corp, Cl A *	4,803	83
Entravision Communications Corp, Cl A	14,200	54
Eventbrite Inc, Cl A *	16,900	171
EverQuote Inc, Cl A *	4,400	27
EW Scripps Co/The, Cl A *	13,896	106
Frontier Communications Parent Inc *	48,500	777
fuboTV Inc *(A)	30,800	72
Gannett Co Inc *	32,687	95
GCI Liberty - Escrow *	23,647	—
Globalstar Inc *	146,200	211
Gogo Inc *	8,900	101
Gray Television Inc	19,500	157
IAC Inc *	14,776	818
IDT Corp, Cl B *	4,100	96
iHeartMedia Inc, Cl A *	24,700	89
IMAX Corp *	5,800	111
Integral Ad Science Holding Corp *	7,600	108
Iridium Communications Inc	23,146	1,133
John Wiley & Sons Inc, Cl A	7,772	289
Liberty Broadband Corp, Cl A *	2,983	279
Liberty Broadband Corp, Cl C *	21,914	2,050
Liberty Latin America Ltd, Cl A *	8,300	74
Liberty Latin America Ltd, Cl C *	25,062	225
Liberty Media Corp-Liberty Formula One, Cl A *	4,108	249
Liberty Media Corp-Liberty Formula One, Cl C *	37,242	2,562
Liberty Media Corp-Liberty Live, Cl A *	3,510	117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty Live, Cl C *	9,199	$310
Liberty Media Corp-Liberty SiriusXM *	30,422	743
Liberty Media Corp-Liberty SiriusXM, Cl A *	13,335	320
Lions Gate Entertainment Corp, Cl A *	14,516	115
Lions Gate Entertainment Corp, Cl B *	21,575	161
Lumen Technologies Inc	212,700	338
Madison Square Garden Entertainment Corp, Cl A *	8,511	273
Madison Square Garden Sports Corp, Cl A	3,779	673
Magnite Inc *	23,838	197
Marcus Corp/The	5,161	78
MediaAlpha Inc, Cl A *	1,037	9
New York Times Co/The, Cl A	30,582	1,354
Nexstar Media Group Inc, Cl A	6,844	1,114
Nextdoor Holdings Inc *	29,000	63
Ooma Inc *	6,900	97
Outbrain Inc *	5,800	33
Pinterest Inc, Cl A *	114,511	3,148
Playstudios Inc *	21,200	75
Playtika Holding Corp *	4,725	46
PubMatic Inc, Cl A *	10,400	145
QuinStreet Inc *	11,286	112
Radius Global Infrastructure Inc, Cl A *	16,500	246
Reservoir Media Inc *	4,100	22
ROBLOX Corp, Cl A *	86,800	2,456
Roku Inc, Cl A *	24,148	1,961
Scholastic Corp	6,567	285
Shenandoah Telecommunications Co	10,404	237
Shutterstock Inc	5,297	223
Sinclair Inc	4,111	52
Sirius XM Holdings Inc (A)	116,981	515
Sphere Entertainment Co *	4,611	162
Spotify Technology SA *	27,103	4,173
Stagwell Inc, Cl A *	13,400	73
TechTarget Inc *	6,100	175
TEGNA Inc	45,300	749
Telephone and Data Systems Inc	16,755	360
Thryv Holdings Inc *	6,500	133
Trade Desk Inc/The, Cl A *	84,000	6,723
TripAdvisor Inc *	22,500	340
TrueCar Inc *	22,900	55
Vimeo Inc *	34,746	138
Vivid Seats Inc, Cl A *	5,600	41
WideOpenWest Inc *	11,700	95
World Wrestling Entertainment Inc, Cl A	8,134	785
Yelp Inc, Cl A *	11,898	510
Ziff Davis Inc *	9,257	617
ZipRecruiter Inc, Cl A *	15,100	229
ZoomInfo Technologies Inc, Cl A *	57,800	1,042

		46,100

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Communication Services — 0.0%
Quotient Technology Inc *	21,000	$84

Consumer Discretionary — 11.6%
1-800-Flowers.com Inc, Cl A *	5,400	41
2U Inc *	15,900	50
Aaron's Co Inc/The	6,958	84
Abercrombie & Fitch Co, Cl A *	9,300	500
Academy Sports & Outdoors Inc	14,800	808
Accel Entertainment Inc *	14,200	169
Acushnet Holdings Corp	5,900	345
Adient PLC *	17,400	682
ADT Inc	42,561	273
Adtalem Global Education Inc *	8,781	385
Advance Auto Parts Inc	11,400	785
Airbnb Inc, Cl A *	77,500	10,195
Allbirds Inc, Cl A *	12,300	16
American Axle & Manufacturing Holdings Inc *	26,198	198
American Eagle Outfitters Inc	36,022	611
America's Car-Mart Inc/TX *	1,250	139
AMMO Inc *(A)	17,700	41
Aramark	43,900	1,632
Arko Corp	14,200	107
Asbury Automotive Group Inc *	3,998	920
AutoNation Inc *	6,100	958
Bally's Corp *	8,028	133
BARK Inc *	26,200	42
Beazer Homes USA Inc *	7,161	210
Big 5 Sporting Goods Corp (A)	5,600	44
Big Lots Inc (A)	7,446	46
Biglari Holdings Inc, Cl B *	182	34
BJ's Restaurants Inc *	4,642	137
Bloomin' Brands Inc	16,050	450
Bluegreen Vacations Holding Corp, Cl A	1,900	68
Boot Barn Holdings Inc *	5,400	495
Bowlero Corp *(A)	5,900	65
Boyd Gaming Corp	14,645	979
Bright Horizons Family Solutions Inc *	11,435	1,080
Brinker International Inc *	7,782	255
Brunswick Corp/DE	13,383	1,059
Buckle Inc/The	6,651	243
Build-A-Bear Workshop Inc	3,200	84
Burlington Stores Inc *	12,200	1,980
Caleres Inc	5,176	148
Camping World Holdings Inc, Cl A	9,200	228
Capri Holdings Ltd *	22,700	1,192
CarParts.com Inc *	10,300	50
Carriage Services Inc, Cl A	3,506	108
Carter's Inc	7,370	527
Carvana Co, Cl A *(A)	19,000	957
Cato Corp/The, Cl A	4,596	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cavco Industries Inc *	1,831	$512
Century Casinos Inc *	6,200	40
Century Communities Inc	5,600	416
Cheesecake Factory Inc/The	10,323	329
Chegg Inc *	26,010	266
Chico's FAS Inc *	27,051	139
Children's Place Inc/The *	3,433	91
Choice Hotels International Inc (A)	6,077	771
Churchill Downs Inc	13,962	1,749
Chuy's Holdings Inc *	2,569	98
Clarus Corp	6,221	45
Columbia Sportswear Co	6,344	465
ContextLogic Inc, Cl A *(A)	4,577	25
Coupang Inc, Cl A *	211,900	4,022
Coursera Inc *	26,400	459
Cracker Barrel Old Country Store Inc	4,744	391
Cricut Inc, Cl A (A)	9,500	90
Crocs Inc *	11,303	1,100
Dana Inc	26,098	420
Dave & Buster's Entertainment Inc *	8,800	346
Deckers Outdoor Corp *	5,004	2,648
Denny's Corp *	14,463	138
Designer Brands Inc, Cl A (A)	13,992	147
Destination XL Group Inc *	13,400	61
Dick's Sporting Goods Inc	11,635	1,354
Dillard's Inc, Cl A	662	228
Dine Brands Global Inc	2,572	141
DoorDash Inc, Cl A *	57,400	4,829
Dorman Products Inc *	5,240	432
DraftKings Inc, Cl A *	80,182	2,377
Dream Finders Homes Inc, Cl A *	4,700	135
Duluth Holdings Inc, Cl B *	2,900	18
Duolingo Inc, Cl A *	5,400	795
El Pollo Loco Holdings Inc	3,900	37
Ethan Allen Interiors Inc	5,276	166
European Wax Center Inc, Cl A *	3,200	56
Everi Holdings Inc *	18,900	273
EVgo Inc, Cl A *(A)	17,700	71
Figs Inc, Cl A *	24,600	152
First Watch Restaurant Group Inc *	2,400	46
Fisker Inc *(A)	37,200	218
Five Below Inc *	10,305	1,772
Floor & Decor Holdings Inc, Cl A *	19,600	1,954
Foot Locker Inc	15,400	302
Fossil Group Inc *	10,700	23
Fox Factory Holding Corp *	7,800	864
Frontdoor Inc *	15,450	507
Full House Resorts Inc *	7,000	34
Funko Inc, Cl A *	6,000	42
GameStop Corp, Cl A *(A)	51,100	948
Gap Inc/The	37,500	434
Genesco Inc *	2,169	74

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex Corp	44,990	$1,469
Gentherm Inc *	6,148	370
G-III Apparel Group Ltd *	5,706	113
Golden Entertainment Inc	4,131	150
Goodyear Tire & Rubber Co/The *	55,268	714
GoPro Inc, Cl A *	29,300	107
Graham Holdings Co, Cl B	600	352
Grand Canyon Education Inc *	6,015	705
Green Brick Partners Inc *	5,100	252
Group 1 Automotive Inc	2,535	670
GrowGeneration Corp *	12,100	39
Guess? Inc (A)	5,117	123
H&R Block Inc	30,300	1,211
Hanesbrands Inc	69,800	366
Harley-Davidson Inc	24,400	824
Haverty Furniture Cos Inc	1,563	49
Helen of Troy Ltd *	4,348	534
Hibbett Inc	2,412	112
Hilton Grand Vacations Inc *	14,870	650
Holley Inc *	13,400	76
Hovnanian Enterprises Inc, Cl A *	1,400	166
Hyatt Hotels Corp, Cl A	8,627	970
Inspired Entertainment Inc *	2,000	26
Installed Building Products Inc	4,800	695
International Game Technology PLC	21,600	692
iRobot Corp *	6,202	241
Jack in the Box Inc	4,021	323
Johnson Outdoors Inc, Cl A	1,400	78
KB Home	13,485	685
Kohl's Corp	22,600	602
Kontoor Brands Inc	11,600	531
Krispy Kreme Inc	13,800	185
Kura Sushi USA Inc, Cl A *	800	70
Lands' End Inc *	2,862	22
Landsea Homes Corp *	1,300	13
Latham Group Inc *	7,300	27
Laureate Education Inc, Cl A	23,400	326
La-Z-Boy Inc	9,526	294
LCI Industries	4,949	620
Lear Corp	11,371	1,638
Legacy Housing Corp *	1,400	32
Leggett & Platt Inc	25,700	725
Leslie's Inc *	40,356	253
LGI Homes Inc *	4,200	517
Life Time Group Holdings Inc *	8,300	143
Light & Wonder Inc, Cl A *	17,562	1,346
Lindblad Expeditions Holdings Inc *	6,900	62
Lithia Motors Inc, Cl A	5,033	1,550
Lovesac Co/The *	2,900	66
Lucid Group Inc *(A)	139,700	877
Lululemon Athletica Inc *	21,282	8,114
Luminar Technologies Inc, Cl A *(A)	55,900	322

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
M/I Homes Inc *	4,794	$471
Macy's Inc	52,700	645
Malibu Boats Inc, Cl A *	4,600	223
Marine Products Corp	1,800	25
MarineMax Inc *	5,161	172
Marriott Vacations Worldwide Corp	6,672	725
MasterCraft Boat Holdings Inc *	2,100	46
Mattel Inc *	67,700	1,500
MDC Holdings Inc	11,768	558
Meritage Homes Corp	7,211	1,003
Mister Car Wash Inc *(A)	16,500	119
Modine Manufacturing Co *	9,874	470
Monarch Casino & Resort Inc	2,900	195
Monro Inc	6,428	210
Movado Group Inc	3,520	96
Murphy USA Inc	3,900	1,239
National Vision Holdings Inc *	16,300	298
Noodles & Co, Cl A *	11,000	31
Nordstrom Inc (A)	20,100	326
ODP Corp/The *	5,512	272
Ollie's Bargain Outlet Holdings Inc *	11,700	902
ONE Group Hospitality Inc/The *	4,200	29
OneSpaWorld Holdings Ltd *	12,400	142
OneWater Marine Inc, Cl A *	2,200	57
Overstock.com Inc *	7,300	191
Oxford Industries Inc	2,654	268
Papa John's International Inc	6,442	488
Patrick Industries Inc	3,825	320
Peloton Interactive Inc, Cl A *	60,535	386
Penn Entertainment Inc *	29,000	687
Penske Automotive Group Inc	3,988	655
Perdoceo Education Corp	10,554	175
Petco Health & Wellness Co Inc, Cl A *	19,300	98
PetMed Express Inc	4,596	52
Phinia Inc	9,400	261
Planet Fitness Inc, Cl A *	16,900	1,028
Polaris Inc	10,407	1,167
Portillo's Inc, Cl A *	5,000	92
Purple Innovation Inc, Cl A	10,765	23
PVH Corp	12,000	1,003
QuantumScape Corp, Cl A *(A)	55,300	395
RCI Hospitality Holdings Inc	1,400	91
Red Rock Resorts Inc, Cl A	8,300	365
Rent the Runway Inc, Cl A *(A)	3,700	5
Revolve Group Inc, Cl A *	8,000	117
RH *	3,211	1,173
Rivian Automotive Inc, Cl A *(A)	99,100	2,253
Rocky Brands Inc	1,600	28
Rover Group Inc, Cl A *	11,100	75
Rush Street Interactive Inc *	13,600	63
Sabre Corp *	55,600	278
Sally Beauty Holdings Inc *	19,191	195

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SeaWorld Entertainment Inc *	6,900	$336
Service Corp International/US	27,889	1,760
Shake Shack Inc, Cl A *	7,700	539
Shoe Carnival Inc	4,152	96
Signet Jewelers Ltd	9,100	683
Six Flags Entertainment Corp *	14,058	323
Skechers USA Inc, Cl A *	25,646	1,290
Skyline Champion Corp *	10,300	734
Sleep Number Corp *	5,009	128
Smith & Wesson Brands Inc	12,383	145
Snap One Holdings Corp *	2,800	26
Solid Power Inc *	28,800	61
Solo Brands Inc, Cl A *	2,600	15
Sonic Automotive Inc, Cl A	3,464	185
Sonos Inc *	24,300	335
Sportsman's Warehouse Holdings Inc *	9,400	45
Standard Motor Products Inc	4,766	176
Steven Madden Ltd	15,251	526
Stitch Fix Inc, Cl A *	17,800	78
Stoneridge Inc *	5,930	122
Strategic Education Inc	4,287	332
Stride Inc *	7,788	331
Sturm Ruger & Co Inc	3,942	203
Super Group SGHC Ltd *	27,000	102
Sweetgreen Inc, Cl A *	19,200	276
Target Hospitality Corp *	6,100	97
Taylor Morrison Home Corp, Cl A *	19,960	946
Tempur Sealy International Inc	31,592	1,476
Texas Roadhouse Inc, Cl A	12,466	1,298
Thor Industries Inc	10,290	1,079
Tile Shop Holdings Inc *	6,300	37
Tilly's Inc, Cl A *	5,243	47
Toll Brothers Inc	21,139	1,732
TopBuild Corp *	6,100	1,769
Topgolf Callaway Brands Corp *	27,706	483
Torrid Holdings Inc *(A)	2,700	6
Traeger Inc *	4,800	21
Travel + Leisure Co	13,300	535
Tri Pointe Homes Inc *	20,373	634
Udemy Inc *	17,700	183
Under Armour Inc, Cl A *	34,700	265
Under Armour Inc, Cl C *	35,800	247
Universal Technical Institute Inc *	7,300	58
Upbound Group Inc, Cl A	10,240	314
Urban Outfitters Inc *	12,800	425
Vail Resorts Inc	7,512	1,700
Valvoline Inc	33,336	1,148
Victoria's Secret & Co *	16,700	320
Vista Outdoor Inc *	10,973	321
Visteon Corp *	5,465	761
Vizio Holding Corp, Cl A *	17,400	100
Warby Parker Inc, Cl A *(A)	15,200	183

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wayfair Inc, Cl A *	15,800	$1,092
Wendy's Co/The	31,575	625
Weyco Group Inc	1,200	31
Williams-Sonoma Inc	12,837	1,813
Wingstop Inc	5,500	884
Winmark Corp	491	187
Winnebago Industries Inc	5,935	385
Wolverine World Wide Inc	17,896	145
Workhorse Group Inc *(A)	25,800	20
WW International Inc *	12,174	118
Wyndham Hotels & Resorts Inc	16,000	1,206
XPEL Inc *	4,800	400
Xponential Fitness Inc, Cl A *	5,600	121
YETI Holdings Inc *	15,800	789
Zumiez Inc *	4,803	91

		148,361
Consumer Staples — 2.9%
Albertsons Cos Inc, Cl A	78,200	1,752
Alico Inc	1,400	33
Andersons Inc/The	5,699	293
B&G Foods Inc, Cl A (A)	14,611	187
Beauty Health Co/The *	17,700	109
BellRing Brands Inc *	24,702	1,025
Benson Hill Inc *	43,900	28
Beyond Meat Inc *(A)	13,000	153
BJ's Wholesale Club Holdings Inc *	25,700	1,732
Boston Beer Co Inc/The, Cl A *	1,683	615
BRC Inc, Cl A *(A)	5,800	26
Calavo Growers Inc	4,426	146
Cal-Maine Foods Inc	7,828	374
Casey's General Stores Inc	6,959	1,701
Celsius Holdings Inc *	10,200	2,000
Central Garden & Pet Co *	2,600	115
Central Garden & Pet Co, Cl A *	7,529	307
Chefs' Warehouse Inc/The *	7,021	200
Coca-Cola Consolidated Inc	889	621
Coty Inc, Cl A *	69,200	800
Darling Ingredients Inc *	29,857	1,844
Dole PLC	14,200	169
Duckhorn Portfolio Inc/The *	8,000	99
Edgewell Personal Care Co	10,545	407
elf Beauty Inc *	9,300	1,290
Energizer Holdings Inc	14,645	503
Flowers Foods Inc	34,608	815
Fresh Del Monte Produce Inc	6,181	158
Freshpet Inc *	9,300	702
Grocery Outlet Holding Corp *	18,100	558
Hain Celestial Group Inc/The *	15,660	166
Herbalife Ltd *	20,144	302
HF Foods Group Inc *	9,900	47
Hostess Brands Inc, Cl A *	26,300	749
Ingles Markets Inc, Cl A	2,645	207

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingredion Inc	12,265	$1,262
Inter Parfums Inc	3,706	518
J & J Snack Foods Corp	3,064	497
John B Sanfilippo & Son Inc	1,819	182
Lancaster Colony Corp	3,629	599
Medifast Inc	2,564	216
MGP Ingredients Inc	2,800	336
Mission Produce Inc *	9,300	88
National Beverage Corp *	5,204	267
Natural Grocers by Vitamin Cottage Inc	1,085	14
Nature's Sunshine Products Inc *	2,937	49
Nu Skin Enterprises Inc, Cl A	11,205	268
NuVasive Inc *	9,678	385
Olaplex Holdings Inc *	29,300	79
Performance Food Group Co *	29,427	1,828
Pilgrim's Pride Corp *	5,907	149
Post Holdings Inc *	9,869	885
PriceSmart Inc	5,423	431
Primo Water Corp	32,100	490
Reynolds Consumer Products Inc	9,700	265
Seaboard Corp	57	215
Seneca Foods Corp, Cl A *	1,262	61
Simply Good Foods Co/The *	16,300	588
Sovos Brands Inc *	5,900	132
SpartanNash Co	8,136	177
Spectrum Brands Holdings Inc	7,187	598
Sprouts Farmers Market Inc *	19,900	812
SunOpta Inc *	17,100	75
Thorne HealthTech Inc *	1,500	15
TreeHouse Foods Inc *	10,509	489
Turning Point Brands Inc	3,200	79
United Natural Foods Inc *	12,798	258
Universal Corp/VA	5,545	264
US Foods Holding Corp *	43,500	1,759
USANA Health Sciences Inc *	2,832	182
Utz Brands Inc	13,800	213
Vector Group Ltd	29,091	312
Village Super Market Inc, Cl A	1,962	44
Vita Coco Co Inc/The *	6,100	173
Vital Farms Inc *	5,500	65
WD-40 Co	2,786	599
Weis Markets Inc	3,604	234

		36,385
Energy — 4.7%
Amplify Energy Corp *	4,900	32
Antero Midstream Corp	68,200	827
Antero Resources Corp *	53,380	1,477
Archrock Inc	30,283	387
Ardmore Shipping Corp	7,800	97
Berry Corp	19,400	166
Borr Drilling Ltd *	47,100	329
Bristow Group Inc *	4,997	138

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cactus Inc, Cl A	12,400	$661
California Resources Corp	14,200	793
Callon Petroleum Co *	11,100	435
Centrus Energy Corp, Cl A *	2,000	95
ChampionX Corp	36,800	1,328
Cheniere Energy Inc	46,265	7,550
Chesapeake Energy Corp	23,893	2,108
Chord Energy Corp	7,730	1,248
Civitas Resources Inc	13,234	1,088
Clean Energy Fuels Corp *	29,988	128
CNX Resources Corp *	29,300	655
Comstock Resources Inc (A)	21,000	257
CONSOL Energy Inc	5,975	514
Core Laboratories Inc	9,300	224
Crescent Energy Co, Cl A (A)	6,660	91
CVR Energy Inc	4,597	150
Delek US Holdings Inc	14,390	371
Denbury Inc *	10,100	925
DHT Holdings Inc	27,900	258
Diamond Offshore Drilling Inc *	16,800	250
DMC Global Inc *	5,100	123
Dorian LPG Ltd	6,747	174
Dril-Quip Inc *	7,987	220
DT Midstream Inc	18,700	978
Earthstone Energy Inc, Cl A *	8,200	167
Empire Petroleum Corp *	1,033	9
Energy Fuels Inc/Canada *(A)	36,000	257
Enviva Inc	5,900	54
Equitrans Midstream Corp	82,900	796
Excelerate Energy Inc, Cl A	2,400	45
Expro Group Holdings NV *	15,357	361
FLEX LNG Ltd (A)	5,800	176
Gevo Inc *	45,000	59
Golar LNG Ltd	18,702	413
Green Plains Inc *	11,190	347
Gulfport Energy Corp *	2,200	260
Helix Energy Solutions Group Inc *	32,569	330
Helmerich & Payne Inc	19,900	796
HF Sinclair Corp	27,500	1,515
HighPeak Energy Inc	1,100	16
International Seaways Inc	7,428	319
Kinetik Holdings Inc, Cl A	3,900	137
Kosmos Energy Ltd *	81,775	595
Liberty Energy Inc, Cl A	33,900	541
Magnolia Oil & Gas Corp, Cl A	35,200	803
Matador Resources Co	20,900	1,327
Murphy Oil Corp	29,400	1,335
Nabors Industries Ltd *	1,991	220
NACCO Industries Inc, Cl A	900	29
New Fortress Energy Inc, Cl A	11,000	341
Newpark Resources Inc *	18,020	108
NextDecade Corp *	7,100	43

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NexTier Oilfield Solutions Inc *	39,539	$420
Noble Corp PLC	21,300	1,123
Nordic American Tankers Ltd	34,377	134
Northern Oil and Gas Inc	15,000	627
NOV Inc	74,800	1,581
Oceaneering International Inc *	20,446	466
Oil States International Inc *	16,699	131
Ovintiv Inc	45,700	2,146
Par Pacific Holdings Inc *	9,986	343
Patterson-UTI Energy Inc	37,322	528
PBF Energy Inc, Cl A	21,977	1,031
Peabody Energy Corp	24,700	533
Permian Resources Corp, Cl A	51,700	733
ProFrac Holding Corp, Cl A *	3,000	33
ProPetro Holding Corp *	19,200	185
Range Resources Corp	43,700	1,415
REX American Resources Corp *	3,900	154
Riley Exploration Permian Inc	1,200	40
Ring Energy Inc *	10,000	19
RPC Inc	15,199	121
SandRidge Energy Inc	8,200	131
Scorpio Tankers Inc	9,813	496
Seadrill Ltd *	10,000	487
Select Water Solutions Inc, Cl A	17,800	143
SFL Corp Ltd	22,476	254
SilverBow Resources Inc *	1,500	64
Sitio Royalties Corp, Cl A	15,221	387
SM Energy Co	22,113	936
Solaris Oilfield Infrastructure Inc, Cl A	5,400	57
Southwestern Energy Co *	204,571	1,387
Talos Energy Inc *	22,100	381
TechnipFMC PLC	82,200	1,565
Teekay Corp *	14,800	95
Teekay Tankers Ltd, Cl A	5,100	208
Tellurian Inc *(A)	101,800	114
TETRA Technologies Inc *	16,800	92
Texas Pacific Land Corp	1,100	2,073
Tidewater Inc *	9,800	637
Uranium Energy Corp *	63,200	273
US Silica Holdings Inc *	15,626	193
VAALCO Energy Inc	15,500	64
Valaris Ltd *	11,400	859
Vertex Energy Inc *	13,700	58
Vital Energy Inc *	3,800	229
Vitesse Energy Inc	5,143	120
W&T Offshore Inc *	21,338	87
Weatherford International PLC *	13,300	1,177
World Kinect Corp	12,341	270

		60,076
Financials — 16.3%
1st Source Corp	2,758	123
ACNB Corp	1,900	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AFC Gamma Inc ‡	2,800	$37
Affiliated Managers Group Inc	6,900	925
Affirm Holdings Inc, Cl A *(A)	41,100	855
AGNC Investment Corp ‡	106,121	1,052
Alerus Financial Corp	3,400	66
Ally Financial Inc	50,600	1,401
Amalgamated Financial Corp	3,000	54
A-Mark Precious Metals Inc	3,800	130
Ambac Financial Group Inc *	7,800	100
Amerant Bancorp Inc, Cl A	5,100	96
American Equity Investment Life Holding Co	15,478	831
American Financial Group Inc/OH	13,853	1,606
American National Bankshares Inc	2,006	79
Ameris Bancorp	13,362	545
AMERISAFE Inc	4,533	235
Angel Oak Mortgage REIT Inc ‡	1,600	15
Annaly Capital Management Inc ‡	96,439	1,955
Apollo Commercial Real Estate Finance Inc ‡	28,819	315
Apollo Global Management Inc	99,584	8,698
Arbor Realty Trust Inc ‡	36,200	578
Ares Commercial Real Estate Corp ‡	9,600	99
Ares Management Corp, Cl A	30,345	3,139
Argo Group International Holdings Ltd	6,816	203
ARMOUR Residential REIT Inc ‡	33,424	164
Arrow Financial Corp	3,252	57
Artisan Partners Asset Management Inc, Cl A	10,800	415
AssetMark Financial Holdings Inc *	3,900	113
Associated Banc-Corp	31,336	543
Assured Guaranty Ltd	10,287	605
Atlantic Union Bankshares Corp	14,182	421
Atlanticus Holdings Corp *	1,100	38
Avantax Inc *	5,629	118
AvidXchange Holdings Inc *	26,800	276
Axis Capital Holdings Ltd	15,568	854
Axos Financial Inc *	11,236	484
B Riley Financial Inc (A)	4,400	225
Banc of California Inc	10,100	127
BancFirst Corp	4,050	387
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,012	165
Bancorp Inc/The *	11,092	407
Bank First Corp (A)	1,500	116
Bank of Hawaii Corp (A)	8,024	431
Bank of Marin Bancorp	3,614	68
Bank of NT Butterfield & Son Ltd/The	8,500	248
Bank OZK (A)	20,570	826
BankUnited Inc	13,696	360
Bankwell Financial Group Inc	1,100	29
Banner Corp	7,051	307
Bar Harbor Bankshares	2,850	71

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BayCom Corp	3,000	$58
BCB Bancorp Inc	3,200	36
Berkshire Hills Bancorp Inc	8,691	182
BGC Group Inc, Cl A	55,336	273
Blackstone Inc	135,000	14,360
Blackstone Mortgage Trust Inc, Cl A ‡(A)	34,500	760
Block Inc, Cl A *	103,409	5,962
Blue Foundry Bancorp *	6,000	56
Blue Owl Capital Inc, Cl A	84,000	1,004
Blue Ridge Bankshares Inc	3,700	29
BOK Financial Corp	5,582	464
Bread Financial Holdings Inc	8,500	319
Bridgewater Bancshares Inc *	6,100	64
Brighthouse Financial Inc *	12,200	606
Brightsphere Investment Group Inc	7,363	153
BrightSpire Capital Inc, Cl A ‡	21,794	152
Brookline Bancorp Inc	20,233	194
BRP Group Inc, Cl A *	13,300	354
Business First Bancshares Inc	4,300	88
Byline Bancorp Inc	5,970	126
Cadence Bank	33,131	758
Cambridge Bancorp	1,500	80
Camden National Corp	3,058	100
Cannae Holdings Inc *	13,962	274
Cantaloupe Inc *	14,900	118
Capital Bancorp Inc	1,900	36
Capital City Bank Group Inc	2,861	87
Capitol Federal Financial Inc	28,287	160
Capstar Financial Holdings Inc	2,400	31
Carlyle Group Inc/The	39,300	1,271
Carter Bankshares Inc *	7,100	102
Cass Information Systems Inc	3,154	121
Cathay General Bancorp	12,215	435
Central Pacific Financial Corp	6,810	116
Chimera Investment Corp ‡	37,065	224
Citizens & Northern Corp	3,540	64
City Holding Co	2,985	273
Civista Bancshares Inc	3,400	58
Claros Mortgage Trust Inc ‡	21,600	246
CNA Financial Corp	3,875	152
CNB Financial Corp/PA	1,948	35
CNO Financial Group Inc	23,425	548
Coastal Financial Corp/WA *	1,900	84
Cohen & Steers Inc	5,536	361
Coinbase Global Inc, Cl A *	31,500	2,507
Colony Bankcorp Inc	3,700	39
Columbia Banking System Inc	38,094	780
Columbia Financial Inc *	3,000	51
Commerce Bancshares Inc/MO	21,734	1,067
Community Bank System Inc	9,451	449
Community Trust Bancorp Inc	3,393	120
Compass Diversified Holdings (A)	10,300	213

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ConnectOne Bancorp Inc	8,383	$160
Corebridge Financial Inc	29,700	530
Crawford & Co, Cl A	5,700	61
Credit Acceptance Corp *(A)	1,312	658
CrossFirst Bankshares Inc *	11,500	124
Cullen/Frost Bankers Inc	11,205	1,059
Customers Bancorp Inc *	6,770	238
CVB Financial Corp	23,279	406
Diamond Hill Investment Group Inc	654	110
Dime Community Bancshares Inc	7,729	165
Donegal Group Inc, Cl A	2,500	37
Donnelley Financial Solutions Inc *	5,132	253
Dynex Capital Inc ‡	9,597	124
Eagle Bancorp Inc	7,306	176
East West Bancorp Inc	26,266	1,454
Eastern Bankshares Inc	26,500	357
eHealth Inc *	5,874	46
Ellington Financial Inc ‡(A)	13,700	183
Employers Holdings Inc	5,074	199
Enact Holdings Inc	7,000	201
Encore Capital Group Inc *	3,875	182
Enova International Inc *	6,066	306
Enstar Group Ltd *	2,351	595
Enterprise Bancorp Inc/MA	2,848	82
Enterprise Financial Services Corp	7,165	277
Equitable Holdings Inc	67,200	1,935
Equity Bancshares Inc, Cl A	3,900	98
Esquire Financial Holdings Inc	1,600	75
Essent Group Ltd	20,200	1,014
Euronet Worldwide Inc *	9,488	829
Evercore Inc, Cl A	6,676	935
EVERTEC Inc	11,300	447
F&G Annuities & Life Inc	3,894	110
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	61
Farmers National Banc Corp (A)	6,800	86
FB Financial Corp	7,502	228
Federal Agricultural Mortgage Corp, Cl C	1,988	335
Fidelity National Financial Inc	48,866	2,023
Finance Of America Cos Inc, Cl A *	7,100	10
Financial Institutions Inc	3,243	57
First American Financial Corp	19,972	1,232
First Bancorp Inc/The	3,052	75
First BanCorp/Puerto Rico	30,916	429
First Bancorp/Southern Pines NC	7,645	227
First Bancshares Inc/The	4,600	131
First Bank/Hamilton NJ	3,700	42
First Busey Corp	10,492	212
First Business Financial Services Inc	1,800	57
First Citizens BancShares Inc/NC, Cl A	2,102	2,860
First Commonwealth Financial Corp	18,601	243
First Community Bankshares Inc	2,342	72

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Financial Bancorp	16,033	$333
First Financial Bankshares Inc	25,812	741
First Financial Corp/IN	2,412	89
First Foundation Inc	9,100	72
First Hawaiian Inc	25,900	490
First Horizon Corp	105,925	1,329
First Interstate BancSystem Inc, Cl A	14,216	368
First Merchants Corp	11,318	338
First Mid Bancshares Inc	3,572	100
First of Long Island Corp/The	4,995	65
First Western Financial Inc *	1,800	37
FirstCash Holdings Inc	7,620	681
Five Star Bancorp	2,800	61
Flushing Financial Corp	6,070	86
Flywire Corp *	19,000	657
FNB Corp/PA	65,989	767
Focus Financial Partners Inc, Cl A *	11,900	631
Franklin BSP Realty Trust Inc ‡	16,854	238
Fulton Financial Corp	30,212	403
FVCBankcorp Inc *	3,375	41
GCM Grosvenor Inc (A)	10,000	76
Genworth Financial Inc, Cl A *	85,300	494
German American Bancorp Inc	6,166	178
Glacier Bancorp Inc	20,075	606
Goosehead Insurance Inc, Cl A *	4,100	286
Granite Point Mortgage Trust Inc ‡	10,941	58
Great Southern Bancorp Inc	2,499	126
Green Dot Corp, Cl A *	9,255	137
Greene County Bancorp Inc	1,020	29
Greenlight Capital Re Ltd, Cl A *	6,409	71
Guaranty Bancshares Inc/TX	1,500	43
Hamilton Lane Inc, Cl A	7,300	677
Hancock Whitney Corp	17,614	727
Hanmi Financial Corp	6,878	119
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	20,300	454
Hanover Insurance Group Inc/The	6,417	685
HarborOne Bancorp Inc	10,720	107
HBT Financial Inc	2,200	41
HCI Group Inc	1,115	59
Heartland Financial USA Inc	7,875	241
Heritage Commerce Corp	13,600	118
Heritage Financial Corp/WA	8,071	139
Hilltop Holdings Inc	9,500	289
Hingham Institution For Savings The	300	60
Hippo Holdings Inc *	3,484	35
Home Bancorp Inc	1,800	59
Home BancShares Inc/AR	34,732	770
HomeStreet Inc	4,372	41
HomeTrust Bancshares Inc	4,102	94
Hope Bancorp Inc	18,295	177
Horace Mann Educators Corp	8,314	238

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Horizon Bancorp Inc/IN	9,425	$105
Houlihan Lokey Inc, Cl A	9,400	990
I3 Verticals Inc, Cl A *	4,800	114
Independent Bank Corp	7,820	422
Independent Bank Corp/MI	5,400	103
Independent Bank Group Inc	7,402	312
Interactive Brokers Group Inc, Cl A	18,727	1,706
International Bancshares Corp	9,850	441
International Money Express Inc *	5,400	93
Invesco Mortgage Capital Inc ‡	8,009	90
Investors Title Co	400	58
Jackson Financial Inc, Cl A	15,700	590
James River Group Holdings Ltd	8,200	119
Janus Henderson Group PLC	26,900	739
Jefferies Financial Group Inc	38,000	1,356
John Marshall Bancorp Inc	2,700	48
Kearny Financial Corp/MD	10,929	81
Kemper Corp	12,273	576
Kinsale Capital Group Inc	4,200	1,674
KKR & Co Inc	123,263	7,742
KKR Real Estate Finance Trust Inc ‡	12,500	156
Ladder Capital Corp, Cl A ‡	25,162	276
Lakeland Bancorp Inc	13,393	181
Lakeland Financial Corp	4,757	248
Lazard Ltd, Cl A	21,831	758
Lemonade Inc *(A)	10,200	140
LendingClub Corp *	22,600	157
LendingTree Inc *	2,700	51
Live Oak Bancshares Inc	7,300	236
LPL Financial Holdings Inc	15,062	3,473
Luther Burbank Corp	4,422	40
Macatawa Bank Corp	5,200	48
Markel Group Inc *	2,543	3,761
Marqeta Inc, Cl A *	87,200	536
MBIA Inc *	10,982	87
Mercantile Bank Corp	3,557	119
Merchants Bancorp/IN	3,300	96
Mercury General Corp	5,978	171
Metrocity Bankshares Inc	3,800	74
Metropolitan Bank Holding Corp *	2,100	84
MFA Financial Inc ‡	16,624	182
MGIC Investment Corp	57,518	1,011
Mid Penn Bancorp Inc	3,200	70
Midland States Bancorp Inc	5,600	124
MidWestOne Financial Group Inc	3,169	68
Moelis & Co, Cl A	13,700	650
Morningstar Inc	5,020	1,168
Mr Cooper Group Inc *	13,171	746
MVB Financial Corp	2,400	57
National Bank Holdings Corp, Cl A	6,400	202
National Western Life Group Inc, Cl A	510	232
Navient Corp	17,000	300

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NBT Bancorp Inc	8,508	$293
Nelnet Inc, Cl A	2,731	251
NerdWallet Inc, Cl A *	5,800	52
New York Community Bancorp Inc	133,615	1,641
New York Mortgage Trust Inc ‡	22,559	215
NewtekOne Inc	4,600	82
Nexpoint Real Estate Finance Inc ‡	1,600	27
NI Holdings Inc *	2,300	29
Nicolet Bankshares Inc	2,200	167
NMI Holdings Inc, Cl A *	14,800	424
Northeast Bank	1,500	64
Northfield Bancorp Inc	10,205	108
Northwest Bancshares Inc	27,479	302
NU Holdings Ltd/Cayman Islands, Cl A *	446,000	3,055
OceanFirst Financial Corp	13,468	227
OFG Bancorp	9,125	275
Old National Bancorp/IN	54,261	828
Old Republic International Corp	52,144	1,426
Old Second Bancorp Inc	10,100	146
OmniAB Inc. *	2,598	—
OneMain Holdings Inc, Cl A	21,400	888
Open Lending Corp, Cl A *	23,800	196
Orchid Island Capital Inc, Cl A ‡(A)	7,420	71
Origin Bancorp Inc	5,000	153
Orrstown Financial Services Inc	700	15
Oscar Health Inc, Cl A *	30,600	192
P10 Inc, Cl A	8,600	104
Pacific Premier Bancorp Inc	18,836	434
PacWest Bancorp (A)	23,312	185
Pagseguro Digital Ltd, Cl A *	39,300	353
Palomar Holdings Inc, Cl A *	4,700	240
Park National Corp	2,805	285
Parke Bancorp Inc	2,200	38
Pathward Financial Inc	6,100	301
Patria Investments Ltd, Cl A	10,800	156
Payoneer Global Inc *	43,900	272
Paysafe Ltd *	6,867	90
PCB Bancorp	2,600	42
Peapack-Gladstone Financial Corp	3,154	86
PennyMac Financial Services Inc	4,300	309
PennyMac Mortgage Investment Trust ‡	14,463	194
Peoples Bancorp Inc/OH	5,572	144
Peoples Financial Services Corp	1,600	70
Perella Weinberg Partners, Cl A	10,900	115
Pinnacle Financial Partners Inc	15,027	1,000
Pioneer Bancorp Inc/NY *	2,700	24
Piper Sandler Cos	3,177	473
PJT Partners Inc	5,200	411
Popular Inc	14,156	967
PRA Group Inc *	7,658	149
Preferred Bank/Los Angeles CA	3,037	189
Premier Financial Corp	6,876	130

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primerica Inc	6,829	$1,372
Primis Financial Corp	6,000	53
Priority Technology Holdings Inc *	1,600	6
ProAssurance Corp	11,625	206
PROG Holdings Inc *	9,978	342
Prosperity Bancshares Inc	17,235	979
Provident Financial Services Inc	16,778	277
QCR Holdings Inc	3,900	205
Radian Group Inc	28,648	776
RBB Bancorp	2,600	35
Ready Capital Corp ‡	29,838	326
Red River Bancshares Inc	1,200	57
Redwood Trust Inc ‡	27,405	220
Regional Management Corp	1,700	47
Reinsurance Group of America Inc, Cl A	13,316	1,846
Remitly Global Inc *	14,700	370
RenaissanceRe Holdings Ltd	9,206	1,730
Renasant Corp	11,160	311
Repay Holdings Corp, Cl A *	20,900	193
Republic Bancorp Inc/KY, Cl A	1,998	89
Rithm Capital Corp ‡	90,188	930
RLI Corp	7,482	984
Robinhood Markets Inc, Cl A *	123,800	1,348
Rocket Cos Inc, Cl A *	21,000	224
Ryan Specialty Holdings Inc, Cl A *	17,400	848
S&T Bancorp Inc	8,332	236
Safety Insurance Group Inc	3,131	216
Sandy Spring Bancorp Inc	10,110	225
Sculptor Capital Management Inc, Cl A	5,700	66
Seacoast Banking Corp of Florida	14,981	354
SEI Investments Co †	19,119	1,187
Selective Insurance Group Inc	11,184	1,110
Selectquote Inc *	28,700	35
ServisFirst Bancshares Inc	9,100	510
Shift4 Payments Inc, Cl A *	10,500	596
Shore Bancshares Inc	2,000	22
Sierra Bancorp	2,978	59
Simmons First National Corp, Cl A	25,753	459
SiriusPoint Ltd *	20,200	223
Skyward Specialty Insurance Group Inc *	4,000	97
SLM Corp	49,020	698
SmartFinancial Inc	3,100	71
SoFi Technologies Inc *	171,600	1,486
South Plains Financial Inc	2,400	63
Southern First Bancshares Inc *	1,491	42
Southern Missouri Bancorp Inc	1,900	80
Southside Bancshares Inc	6,762	204
SouthState Corp	14,184	1,026
Starwood Property Trust Inc ‡	55,280	1,129
Stellar Bancorp Inc	9,840	209
StepStone Group Inc, Cl A	10,500	324
Sterling Bancorp Inc/MI *	2,158	13

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stewart Information Services Corp	5,841	$271
Stifel Financial Corp	20,473	1,331
Stock Yards Bancorp Inc	4,202	192
StoneCo Ltd, Cl A *	57,100	700
StoneX Group Inc *	3,768	354
Summit Financial Group Inc	2,600	64
Synovus Financial Corp	26,792	829
Texas Capital Bancshares Inc *	8,523	532
TFS Financial Corp	12,343	168
Third Coast Bancshares Inc *	800	15
Tiptree Inc	5,100	90
Toast Inc, Cl A *	66,400	1,472
Tompkins Financial Corp	2,705	140
Towne Bank/Portsmouth VA	13,867	327
TPG Inc, Cl A	12,800	360
TPG RE Finance Trust Inc ‡	14,400	108
Tradeweb Markets Inc, Cl A	21,600	1,867
TriCo Bancshares	6,909	237
Triumph Financial Inc *	4,300	276
Trupanion Inc *	8,600	256
TrustCo Bank Corp NY	4,325	123
Trustmark Corp	12,639	291
Two Harbors Investment Corp ‡	20,110	277
UMB Financial Corp	7,845	496
United Bankshares Inc/WV	26,156	787
United Community Banks Inc/GA	21,618	584
United Fire Group Inc	4,171	82
Unity Bancorp Inc	2,800	68
Universal Insurance Holdings Inc	5,900	75
Univest Financial Corp	7,415	133
Unum Group	36,900	1,815
Upstart Holdings Inc *(A)	14,400	463
USCB Financial Holdings Inc *(A)	2,200	24
UWM Holdings Corp (A)	20,000	119
Valley National Bancorp	83,068	763
Value Line Inc	300	16
Velocity Financial Inc *	1,800	22
Veritex Holdings Inc	10,839	204
Victory Capital Holdings Inc, Cl A	5,500	189
Virtu Financial Inc, Cl A	19,100	358
Virtus Investment Partners Inc	1,158	240
Voya Financial Inc	18,300	1,275
Walker & Dunlop Inc	6,423	548
Washington Federal Inc	13,436	365
Washington Trust Bancorp Inc	3,870	108
Waterstone Financial Inc	4,000	50
Webster Financial Corp	33,129	1,405
WesBanco Inc	12,109	307
West BanCorp Inc	3,785	70
Westamerica BanCorp	4,955	218
Western Alliance Bancorp	19,961	998
Western Union Co/The	70,200	867

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WEX Inc *	7,976	$1,565
White Mountains Insurance Group Ltd	462	734
Wintrust Financial Corp	11,249	873
WisdomTree Inc	21,375	156
World Acceptance Corp *	976	132
WSFS Financial Corp	10,812	425
XP Inc, Cl A *	62,200	1,576

		207,472
Health Care — 11.9%
10X Genomics Inc, Cl A *	18,300	949
23andMe Holding Co, Cl A *(A)	45,800	50
2seventy bio Inc *	8,200	43
4D Molecular Therapeutics Inc *	7,700	125
89bio Inc *	12,200	209
Aadi Bioscience Inc *	2,900	18
Acadia Healthcare Co Inc *	17,387	1,341
ACADIA Pharmaceuticals Inc *	24,500	662
Accolade Inc *	11,200	151
Accuray Inc *	18,400	52
Aclaris Therapeutics Inc *	15,900	119
AdaptHealth Corp, Cl A *	15,400	184
Adaptive Biotechnologies Corp *	23,700	160
Addus HomeCare Corp *	2,800	246
Adicet Bio Inc *	4,500	9
ADMA Biologics Inc *	40,800	157
Aerovate Therapeutics Inc *	2,200	35
Agenus Inc *	57,300	79
Agiliti Inc *	6,100	59
agilon health Inc *	53,800	953
Agios Pharmaceuticals Inc *	9,400	258
AirSculpt Technologies Inc *(A)	1,400	11
Akero Therapeutics Inc *	8,900	442
Akoya Biosciences Inc *	1,600	8
Aldeyra Therapeutics Inc *	9,200	69
Alector Inc *	13,000	71
Alignment Healthcare Inc *	17,000	99
Alkermes PLC *	33,053	965
Allogene Therapeutics Inc *	20,200	79
Allovir Inc *	7,300	23
Alnylam Pharmaceuticals Inc *	23,489	4,647
Alphatec Holdings Inc *	11,800	193
Alpine Immune Sciences Inc *	2,500	31
ALX Oncology Holdings Inc *	4,300	18
Amedisys Inc *	5,771	541
American Well Corp, Cl A *	43,300	61
Amicus Therapeutics Inc *	51,000	654
AMN Healthcare Services Inc *	8,009	708
Amneal Pharmaceuticals Inc *	23,588	96
Amphastar Pharmaceuticals Inc *	6,600	352
Amylyx Pharmaceuticals Inc *	9,000	194
AnaptysBio Inc *	4,800	94
Anavex Life Sciences Corp *(A)	15,300	121

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AngioDynamics Inc *	8,570	$69
ANI Pharmaceuticals Inc *	2,500	161
Anika Therapeutics Inc *	3,070	55
Apellis Pharmaceuticals Inc *	19,700	832
Apollo Medical Holdings Inc *	8,600	326
Arbutus Biopharma Corp *	16,700	34
Arcellx Inc *	6,100	219
Arcturus Therapeutics Holdings Inc *	5,500	167
Arcus Biosciences Inc *	10,600	217
Arcutis Biotherapeutics Inc *	7,000	60
Ardelyx Inc *	42,200	180
Arrowhead Pharmaceuticals Inc *	20,800	575
Artivion Inc *	8,545	145
Arvinas Inc *	10,700	302
Atara Biotherapeutics Inc *	20,600	30
Atea Pharmaceuticals Inc *	15,000	50
AtriCure Inc *	9,320	421
Atrion Corp	330	153
Aura Biosciences Inc *	2,200	23
Aurinia Pharmaceuticals Inc *	26,400	239
Avanos Medical Inc *	7,800	164
Avantor Inc *	130,151	2,818
Aveanna Healthcare Holdings Inc *	10,800	16
Avid Bioservices Inc *	13,800	163
Avidity Biosciences Inc *	13,400	101
Avista Public Acquisition Corp II, Cl W *	16,797	97
Avita Medical Inc *	5,000	81
Axogen Inc *	9,085	57
Axonics Inc *	8,600	493
Axsome Therapeutics Inc *(A)	6,500	525
Azenta Inc *	12,503	706
Beam Therapeutics Inc *	13,500	313
BioCryst Pharmaceuticals Inc *	41,300	294
Biohaven Ltd *	8,850	162
BioLife Solutions Inc *	7,900	104
BioMarin Pharmaceutical Inc *	36,146	3,303
Biomea Fusion Inc *	3,900	66
Bioxcel Therapeutics Inc *(A)	3,900	15
Bluebird Bio Inc *(A)	14,400	54
Blueprint Medicines Corp *	11,200	558
Bridgebio Pharma Inc *	22,935	686
Brookdale Senior Living Inc, Cl A *	42,209	179
Bruker Corp	20,632	1,353
Butterfly Network Inc *(A)	31,800	56
Cano Health Inc *	32,300	10
Cara Therapeutics Inc *	9,400	24
CareDx Inc *	11,500	107
CareMax Inc *	13,900	31
Caribou Biosciences Inc *	15,100	89
Cassava Sciences Inc *(A)	8,700	182
Castle Biosciences Inc *	4,600	92
Catalyst Pharmaceuticals Inc *	19,700	277

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Celldex Therapeutics Inc *	10,300	$287
Century Therapeutics Inc *	2,500	6
Cerevel Therapeutics Holdings Inc *	12,400	294
Certara Inc *	23,764	384
Cerus Corp *	38,497	73
Chemed Corp	2,745	1,404
Codexis Inc *	13,961	24
Cogent Biosciences Inc *	14,000	171
Coherus Biosciences Inc *	14,800	79
Collegium Pharmaceutical Inc *	7,800	183
Community Health Systems Inc *	28,329	96
Computer Programs and Systems Inc *	3,302	54
CONMED Corp	5,708	636
Corcept Therapeutics Inc *	14,800	484
CorVel Corp *	1,534	332
Crinetics Pharmaceuticals Inc *	10,300	178
Cross Country Healthcare Inc *	7,179	185
CryoPort Inc *	9,400	133
Cullinan Oncology Inc *	7,700	80
Cutera Inc *	3,900	44
Cymabay Therapeutics Inc *	19,400	267
Cytek Biosciences Inc *	23,200	176
Cytokinetics Inc *	16,700	583
Day One Biopharmaceuticals Inc *	7,000	94
Deciphera Pharmaceuticals Inc *	8,900	125
Definitive Healthcare Corp, Cl A *	7,300	69
Denali Therapeutics Inc *	20,900	483
Design Therapeutics Inc *	7,800	19
Disc Medicine Inc, Cl A *	1,500	79
DocGo Inc *	13,700	123
Doximity Inc, Cl A *	19,800	472
Dynavax Technologies Corp, Cl A *	23,889	343
Dyne Therapeutics Inc *	6,100	70
Eagle Pharmaceuticals Inc/DE *	2,700	46
Edgewise Therapeutics Inc *	8,300	52
Editas Medicine Inc, Cl A *	15,400	137
Elanco Animal Health Inc *	92,100	1,124
Embecta Corp	13,400	246
Emergent BioSolutions Inc *	10,984	51
Enanta Pharmaceuticals Inc *	4,700	70
Encompass Health Corp	18,441	1,310
Enhabit Inc *	10,870	139
Enliven Therapeutics Inc *(A)	4,600	72
Enovis Corp *	10,663	598
Ensign Group Inc/The	10,036	1,006
Entrada Therapeutics Inc *	4,200	62
Envista Holdings Corp *	32,700	1,047
EQRx Inc *	44,100	101
Erasca Inc *	14,600	38
Evolent Health Inc, Cl A *	21,800	556
Evolus Inc *	11,000	109
Exact Sciences Corp *	34,526	2,889

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelixis Inc *	59,800	$1,339
EyePoint Pharmaceuticals Inc *	4,500	45
Fate Therapeutics Inc *	18,600	47
FibroGen Inc *	19,000	18
Foghorn Therapeutics Inc *(A)	4,200	32
Fortrea Holdings Inc *	17,800	490
Fulgent Genetics Inc *	4,700	154
Generation Bio Co *	9,900	47
Geron Corp *	98,170	239
Glaukos Corp *	9,049	680
Globus Medical Inc, Cl A *	14,500	784
Guardant Health Inc *	20,600	805
Haemonetics Corp *	9,247	830
Halozyme Therapeutics Inc *	26,258	1,118
Harmony Biosciences Holdings Inc *	5,300	192
Harrow Health Inc *	5,200	79
Health Catalyst Inc *	12,300	144
HealthEquity Inc *	15,500	1,047
HealthStream Inc	5,964	125
Heron Therapeutics Inc *(A)	20,900	34
HilleVax Inc *	800	11
Hims & Hers Health Inc *	24,600	165
Horizon Therapeutics Plc *	43,403	4,893
Humacyte Inc *	14,991	57
ICON PLC *	15,500	4,029
Icosavax Inc *	2,900	22
ICU Medical Inc *	3,927	570
Ideaya Biosciences Inc *	7,400	217
IGM Biosciences Inc *	1,200	9
ImmunityBio Inc *	13,700	22
ImmunoGen Inc *	47,652	755
Immunovant Inc *	10,200	232
Inari Medical Inc *	10,200	680
Inhibrx Inc *	6,100	131
Inmode Ltd *	15,300	598
Innovage Holding Corp *	3,900	21
Innoviva Inc *	14,609	186
Inogen Inc *	4,100	25
Insmed Inc *	26,900	589
Inspire Medical Systems Inc *	5,700	1,293
Integer Holdings Corp *	5,930	506
Integra LifeSciences Holdings Corp *	13,004	553
Intellia Therapeutics Inc *	16,400	615
Intercept Pharmaceuticals Inc *	5,876	64
Intra-Cellular Therapies Inc *	17,800	988
Invitae Corp *(A)	45,000	42
Ionis Pharmaceuticals Inc *	28,394	1,143
Iovance Biotherapeutics Inc *	35,200	213
iRadimed Corp	1,100	51
iRhythm Technologies Inc *	5,500	569
Ironwood Pharmaceuticals Inc, Cl A *	27,354	241
iTeos Therapeutics Inc *	4,600	55

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Janux Therapeutics Inc *	2,800	$31
Jazz Pharmaceuticals PLC *	11,700	1,677
Joint Corp/The *	3,000	28
KalVista Pharmaceuticals Inc *	4,700	51
Karuna Therapeutics Inc *	6,600	1,239
Karyopharm Therapeutics Inc *	16,200	21
Keros Therapeutics Inc *	3,600	126
Kezar Life Sciences Inc *	7,900	12
Kiniksa Pharmaceuticals Ltd, Cl A *	6,700	115
Kodiak Sciences Inc *	7,600	17
Krystal Biotech Inc *	4,300	535
Kura Oncology Inc *	13,700	136
Kymera Therapeutics Inc *	7,600	145
Lantheus Holdings Inc *	13,500	924
LeMaitre Vascular Inc	4,200	243
Lexicon Pharmaceuticals Inc *	17,105	29
LifeStance Health Group Inc *	13,300	109
Ligand Pharmaceuticals Inc *	3,428	225
Liquidia Corp *	10,700	73
LivaNova PLC *	11,200	622
Lyell Immunopharma Inc *(A)	33,800	81
MacroGenics Inc *	12,600	59
Madrigal Pharmaceuticals Inc *	2,700	486
MannKind Corp *	56,200	259
Maravai LifeSciences Holdings Inc, Cl A *	25,018	259
Marinus Pharmaceuticals Inc *	9,900	70
Masimo Corp *	9,493	1,085
MaxCyte Inc *	20,500	75
Medpace Holdings Inc *	4,300	1,162
MeiraGTx Holdings plc *	6,700	42
Merit Medical Systems Inc *	11,275	736
Mersana Therapeutics Inc *	15,600	17
Mesa Laboratories Inc	1,100	158
MiMedx Group Inc *	26,300	195
Mirati Therapeutics Inc *	8,600	320
Mirum Pharmaceuticals Inc *	3,700	98
ModivCare Inc *	2,458	79
Monte Rosa Therapeutics Inc *(A)	8,900	52
Morphic Holding Inc *	6,000	330
Multiplan Corp *(A)	84,900	145
Myriad Genetics Inc *	14,226	254
NanoString Technologies Inc *	10,000	26
Nano-X Imaging Ltd, Cl X *(A)	11,200	93
Natera Inc *	19,300	1,133
National HealthCare Corp	2,994	197
National Research Corp, Cl A	3,212	134
Nautilus Biotechnology Inc, Cl A *	6,155	20
Neogen Corp *	42,512	983
NeoGenomics Inc *	25,500	383
Neurocrine Biosciences Inc *	18,400	2,004
Nevro Corp *	7,800	156
NextGen Healthcare Inc *	13,015	237

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NGM Biopharmaceuticals Inc *	7,200	$14
Nkarta Inc *	7,474	13
Novavax Inc *(A)	17,168	137
Novocure Ltd *	21,000	463
Nurix Therapeutics Inc *	10,000	85
Nuvalent Inc, Cl A *	4,700	214
Nuvation Bio Inc *	34,000	56
Ocular Therapeutix Inc *	18,400	70
Omnicell Inc *	9,312	529
OPKO Health Inc *	93,184	171
OptimizeRx Corp *	4,000	34
Option Care Health Inc *	33,327	1,161
OraSure Technologies Inc *	19,939	129
Organogenesis Holdings Inc, Cl A *	12,321	34
Orthofix Medical Inc *	6,953	147
OrthoPediatrics Corp *	2,800	107
Outlook Therapeutics Inc *(A)	18,700	4
Outset Medical Inc *	10,800	147
Owens & Minor Inc *	16,439	278
Pacific Biosciences of California Inc *	46,800	528
Pacira BioSciences Inc *	9,945	351
Paragon 28 Inc *	5,500	79
Patterson Cos Inc	15,800	475
Pediatrix Medical Group Inc *	17,356	245
Pennant Group Inc/The *	6,468	77
Penumbra Inc *	6,800	1,799
Perrigo Co PLC	25,300	885
PetIQ Inc, Cl A *	6,000	114
Phathom Pharmaceuticals Inc *	5,900	85
Phibro Animal Health Corp, Cl A	4,800	67
Phreesia Inc *	11,200	319
Pliant Therapeutics Inc *	11,200	189
PMV Pharmaceuticals Inc *	6,200	45
Point Biopharma Global Inc, Cl A *	19,100	152
Precigen Inc *	21,300	37
Premier Inc, Cl A	24,100	519
Prestige Consumer Healthcare Inc *	9,879	576
Prime Medicine Inc *(A)	7,800	103
Privia Health Group Inc *	13,400	352
PROCEPT BioRobotics Corp *(A)	7,200	246
Progyny Inc *	15,000	560
ProKidney Corp, Cl A *(A)	12,200	105
Protagonist Therapeutics Inc *	10,100	200
Prothena Corp PLC *	7,900	417
PTC Therapeutics Inc *	12,500	494
Pulmonx Corp *	6,600	69
QIAGEN NV *	42,783	1,946
Quanterix Corp *	7,000	188
Quantum-Si Inc *	21,500	50
QuidelOrtho Corp *	10,071	829
R1 RCM Inc *	27,900	481
RadNet Inc *	8,200	274

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rallybio Corp *	700	$4
RAPT Therapeutics Inc *	5,700	109
Reata Pharmaceuticals Inc, Cl A *	5,200	879
Recursion Pharmaceuticals Inc, Cl A *	27,400	238
REGENXBIO Inc *	9,300	165
Relay Therapeutics Inc *	15,500	158
Repligen Corp *	10,422	1,812
Replimune Group Inc *	7,600	155
Revance Therapeutics Inc *	15,800	279
REVOLUTION Medicines Inc *	20,200	686
Rhythm Pharmaceuticals Inc *	10,200	265
Rigel Pharmaceuticals Inc *	37,059	42
Rocket Pharmaceuticals Inc *	11,300	177
Roivant Sciences Ltd *	48,700	563
Royalty Pharma PLC, Cl A	70,000	2,087
RxSight Inc *	4,500	131
Sage Therapeutics Inc *	10,700	214
Sana Biotechnology Inc *(A)	18,300	98
Sangamo Therapeutics Inc *	28,370	27
Sarepta Therapeutics Inc *	16,800	2,033
Schrodinger Inc/United States *	9,700	358
Scilex Holding Co - Restricted *(A)	12,212	124
Seagen Inc *	26,700	5,502
Seer Inc, Cl A *	8,800	23
Select Medical Holdings Corp	18,465	539
Seres Therapeutics Inc *	15,900	55
Sharecare Inc *	64,600	61
Shockwave Medical Inc *	7,000	1,543
SI-BONE Inc *	7,300	167
SIGA Technologies Inc (A)	10,000	46
Sight Sciences Inc *	2,400	16
Silk Road Medical Inc *	7,600	147
Simulations Plus Inc	3,900	173
SomaLogic Inc *	37,300	82
Sotera Health Co *	20,424	330
SpringWorks Therapeutics Inc *	11,500	324
STAAR Surgical Co *	9,678	420
Stoke Therapeutics Inc *	4,300	24
Supernus Pharmaceuticals Inc *	10,100	322
Surgery Partners Inc *	11,700	424
Surmodics Inc *	3,044	112
Sutro Biopharma Inc *	9,400	45
Syndax Pharmaceuticals Inc *	10,100	187
Syneos Health Inc, Cl A *	18,900	808
Tactile Systems Technology Inc *	4,900	93
Tandem Diabetes Care Inc *	11,900	326
Tango Therapeutics Inc *	5,100	33
Tarsus Pharmaceuticals Inc *(A)	2,600	46
Teladoc Health Inc *	30,240	685
Tenaya Therapeutics Inc *	3,000	12
Tenet Healthcare Corp *	18,800	1,458
TG Therapeutics Inc *	25,500	267

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Theravance Biopharma Inc *	12,845	$122
Theseus Pharmaceuticals Inc *	2,500	8
TransMedics Group Inc *	6,200	407
Travere Therapeutics Inc *	13,800	197
Treace Medical Concepts Inc *	6,200	96
Twist Bioscience Corp *	12,300	270
Tyra Biosciences Inc *	2,600	40
UFP Technologies Inc *	1,100	193
Ultragenyx Pharmaceutical Inc *	12,300	452
United Therapeutics Corp *	8,664	1,944
US Physical Therapy Inc	2,826	285
Utah Medical Products Inc	1,000	92
Vanda Pharmaceuticals Inc *	11,800	61
Varex Imaging Corp *	8,600	169
Vaxcyte Inc *	16,700	867
Veeva Systems Inc, Cl A *	27,593	5,759
Ventyx Biosciences Inc *	9,300	312
Vera Therapeutics Inc, Cl A *(A)	6,700	118
Veracyte Inc *	14,200	375
Veradigm Inc *	22,053	295
Vericel Corp *	10,600	348
Verve Therapeutics Inc *	10,000	129
Vicarious Surgical Inc, Cl A *	12,000	11
Viking Therapeutics Inc *	19,000	262
Vir Biotechnology Inc *	13,100	166
Viridian Therapeutics Inc *	6,300	114
Xencor Inc *	10,000	220
Xeris Biopharma Holdings Inc *	29,100	66
Y-mAbs Therapeutics Inc *	8,800	45
Zentalis Pharmaceuticals Inc *	10,300	274
Zimvie Inc *	4,800	57
Zymeworks Inc *	10,600	77
Zynex Inc *	4,180	32

		151,319
Industrials — 17.5%
3D Systems Corp *	27,947	176
AAON Inc	13,275	837
AAR Corp *	6,029	371
ABM Industries Inc	11,755	534
ACCO Brands Corp	22,029	117
Acuity Brands Inc	5,925	956
ACV Auctions Inc, Cl A *	27,200	457
Advanced Drainage Systems Inc	11,700	1,499
AECOM	24,648	2,163
AeroVironment Inc *	5,125	497
AerSale Corp *	7,700	114
AGCO Corp	11,723	1,518
Air Lease Corp, Cl A	19,431	792
Air Transport Services Group Inc *	11,236	242
Alamo Group Inc	2,035	349
Albany International Corp, Cl A	6,098	565
Alight Inc, Cl A *	75,000	573

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allegiant Travel Co, Cl A	3,450	$307
Allient Inc	2,650	90
Allison Transmission Holdings Inc	16,776	1,014
Alta Equipment Group Inc	4,403	63
Ameresco Inc, Cl A *	7,079	308
American Woodmark Corp *	2,584	201
API Group Corp *	39,800	1,120
Apogee Enterprises Inc	3,911	197
Applied Industrial Technologies Inc	7,561	1,167
ArcBest Corp	4,590	485
Archer Aviation Inc, Cl A *(A)	32,200	224
Arcosa Inc	8,913	697
Argan Inc	2,979	127
Aris Water Solutions Inc, Cl A	4,200	43
Armstrong World Industries Inc	8,977	688
Array Technologies Inc *	28,987	721
ASGN Inc *	9,469	778
Astec Industries Inc	5,163	283
Astronics Corp *	3,874	68
Astronics Corp, Cl B *	2,395	41
Atkore Inc *	7,800	1,201
Avis Budget Group Inc *	4,060	866
AZEK Co Inc/The, Cl A *	22,500	765
AZZ Inc	5,796	285
Babcock & Wilcox Enterprises Inc *	11,900	62
Barnes Group Inc	8,952	352
Barrett Business Services Inc	1,634	156
Beacon Roofing Supply Inc *	9,070	724
Blade Air Mobility Inc *	12,600	40
Blink Charging Co *(A)	8,500	34
Bloom Energy Corp, Cl A *(A)	36,800	552
Blue Bird Corp *	4,392	96
BlueLinx Holdings Inc *	1,900	170
Boise Cascade Co	7,770	850
Booz Allen Hamilton Holding Corp, Cl A	25,065	2,840
BrightView Holdings Inc *	9,600	80
Brink's Co/The	8,206	622
Brookfield Business Corp, Cl A	6,500	115
Builders FirstSource Inc *	24,651	3,575
BWX Technologies Inc	17,324	1,278
CACI International Inc, Cl A *	4,232	1,388
Cadre Holdings Inc	3,700	98
Carlisle Cos Inc	9,577	2,519
Casella Waste Systems Inc, Cl A *	10,691	842
CBIZ Inc *	8,445	474
CECO Environmental Corp *	5,900	81
ChargePoint Holdings Inc *(A)	55,200	395
Chart Industries Inc *	7,872	1,422
Cimpress PLC *	2,699	174
CIRCOR International Inc *	3,715	207
Clarivate PLC *	94,000	698
Clean Harbors Inc *	9,676	1,639

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CNH Industrial NV	188,400	$2,596
Columbus McKinnon Corp/NY	6,165	232
Comfort Systems USA Inc	6,891	1,272
CompX International Inc	400	8
Concentrix Corp	8,581	685
Concrete Pumping Holdings Inc *	3,900	30
Conduent Inc *	39,300	123
Construction Partners Inc, Cl A *	7,400	257
Core & Main Inc, Cl A *	15,700	516
CoreCivic Inc *‡	18,102	195
Costamare Inc	11,500	119
Covenant Logistics Group Inc, Cl A	1,400	69
CRA International Inc	1,705	185
Crane Co	9,729	887
CSG Systems International Inc	6,117	332
CSW Industrials Inc	3,000	539
Curtiss-Wright Corp	7,278	1,514
Custom Truck One Source Inc *	14,400	97
Daseke Inc *	7,700	41
Deluxe Corp	10,154	205
Desktop Metal Inc, Cl A *(A)	41,564	75
Donaldson Co Inc	23,346	1,491
Douglas Dynamics Inc	5,222	158
Driven Brands Holdings Inc *	12,800	193
Ducommun Inc *	2,400	109
Dun & Bradstreet Holdings Inc	50,600	552
DXP Enterprises Inc/TX *	1,462	52
Dycom Industries Inc *	5,107	510
Eagle Bulk Shipping Inc (A)	2,913	127
EMCOR Group Inc	8,787	1,971
Encore Wire Corp	3,403	561
Energy Recovery Inc *	12,100	329
Energy Vault Holdings Inc *	13,900	44
Enerpac Tool Group Corp, Cl A	10,942	287
EnerSys	7,483	786
Ennis Inc	5,288	113
Enovix Corp *(A)	27,300	376
EnPro Industries Inc	4,068	555
Enviri Corp *	16,828	125
Eos Energy Enterprises Inc *(A)	21,400	70
Esab Corp	10,262	741
ESCO Technologies Inc	5,277	565
ESS Tech Inc *(A)	18,100	26
ExlService Holdings Inc *	32,115	939
Exponent Inc	10,072	905
Federal Signal Corp	11,847	722
Ferguson PLC	39,400	6,365
First Advantage Corp	11,600	162
Flowserve Corp	26,000	1,029
Fluence Energy Inc, Cl A *(A)	7,300	192
Fluor Corp *	28,300	990
Forrester Research Inc *	2,464	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortune Brands Innovations Inc	23,700	$1,636
Forward Air Corp	5,318	377
Franklin Covey Co *	3,304	141
Franklin Electric Co Inc	8,981	869
Frontier Group Holdings Inc *	9,200	58
FTAI Aviation Ltd	19,700	728
FTAI Infrastructure Inc	19,500	68
FTC Solar Inc *(A)	4,100	8
FTI Consulting Inc *	6,168	1,146
FuelCell Energy Inc *(A)	85,700	120
Gates Industrial Corp PLC *	21,200	260
GATX Corp	7,152	845
Genco Shipping & Trading Ltd	7,300	100
Genpact Ltd	33,350	1,245
GEO Group Inc/The *	21,385	155
Gibraltar Industries Inc *	5,560	417
Global Industrial Co	2,900	98
GMS Inc *	7,700	534
Golden Ocean Group Ltd (A)	29,000	212
Gorman-Rupp Co/The	5,777	186
Graco Inc	32,005	2,526
GrafTech International Ltd	46,100	163
Granite Construction Inc	7,734	319
Great Lakes Dredge & Dock Corp *	14,980	132
Greenbrier Cos Inc/The	7,123	303
Griffon Corp	9,237	387
GXO Logistics Inc *	22,590	1,445
H&E Equipment Services Inc	5,325	241
Hawaiian Holdings Inc *	12,480	107
Hayward Holdings Inc *	22,100	327
Healthcare Services Group Inc	17,339	200
Heartland Express Inc	9,772	147
HEICO Corp	8,418	1,420
HEICO Corp, Cl A	15,082	2,043
Heidrick & Struggles International Inc	4,552	121
Helios Technologies Inc	5,877	340
Herc Holdings Inc	5,667	738
Heritage-Crystal Clean Inc *	3,100	140
Hertz Global Holdings Inc *	26,900	456
Hexcel Corp	15,798	1,158
Hillenbrand Inc	12,480	605
Hillman Solutions Corp *	32,100	291
HireRight Holdings Corp *	5,200	54
HNI Corp	8,962	294
Hub Group Inc, Cl A *	6,762	528
Hubbell Inc, Cl B	10,389	3,387
Hudson Technologies Inc *	5,300	64
Huron Consulting Group Inc *	3,911	391
Hyliion Holdings Corp *(A)	27,400	33
Hyster-Yale Materials Handling Inc	2,002	91
IBEX Holdings Ltd *	1,200	23
ICF International Inc	3,368	455

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IES Holdings Inc *	1,700	$127
Insperity Inc	6,724	681
Insteel Industries Inc	4,141	144
Interface Inc, Cl A	14,045	145
ITT Inc	16,263	1,663
Janus International Group Inc *	13,100	150
JELD-WEN Holding Inc *	13,800	208
JetBlue Airways Corp *	63,181	374
Joby Aviation Inc *(A)	48,200	359
John Bean Technologies Corp	6,331	696
Kadant Inc	2,025	445
Kaman Corp	6,573	147
Karat Packaging Inc	1,000	25
KBR Inc	25,345	1,559
Kelly Services Inc, Cl A	7,995	148
Kennametal Inc	15,814	419
Kforce Inc	3,037	190
Kirby Corp *	11,926	988
Knight-Swift Transportation Holdings Inc, Cl A	29,927	1,641
Korn Ferry	10,858	554
Kratos Defense & Security Solutions Inc *	24,316	391
Landstar System Inc	6,644	1,261
Legalzoom.com Inc *	21,900	250
Lennox International Inc	6,229	2,347
Leonardo DRS Inc *	10,000	171
Li-Cycle Holdings Corp *(A)	32,100	143
Lincoln Electric Holdings Inc	10,533	2,027
Lindsay Corp	1,927	239
Liquidity Services Inc *	5,922	108
Luxfer Holdings PLC	7,600	91
Lyft Inc, Cl A *	59,000	695
Manitowoc Co Inc/The *	7,787	132
ManpowerGroup Inc	9,956	785
Marten Transport Ltd	9,729	204
Masonite International Corp *	4,200	431
MasTec Inc *	12,382	1,232
Masterbrand Inc *	21,900	281
Matson Inc	6,352	558
Matthews International Corp, Cl A	6,813	287
Maximus Inc	11,416	923
McGrath RentCorp	4,548	460
MDU Resources Group Inc	37,232	758
Mercury Systems Inc *	9,423	370
Microvast Holdings Inc *	5,200	12
Middleby Corp/The *	10,125	1,474
Miller Industries Inc/TN	2,311	92
MillerKnoll Inc	16,907	323
Montrose Environmental Group Inc *	5,900	227
Moog Inc, Cl A	5,624	653
MRC Global Inc *	18,112	169
MSA Safety Inc	6,944	1,269

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MSC Industrial Direct Co Inc, Cl A	9,203	$939
Mueller Industries Inc	10,508	811
Mueller Water Products Inc, Cl A	30,712	434
MYR Group Inc *	3,079	437
National Presto Industries Inc	1,091	82
NEXTracker Inc, Cl A *	8,600	362
Nikola Corp *(A)	117,100	138
NL Industries Inc	2,000	10
Northwest Pipe Co *	2,600	86
NOW Inc *	25,100	280
NuScale Power Corp *(A)	6,900	41
NV5 Global Inc *	3,000	305
nVent Electric PLC	30,900	1,747
Omega Flex Inc	600	50
OPENLANE Inc *	22,429	350
Oshkosh Corp	12,517	1,300
Owens Corning	17,160	2,470
PAM Transportation Services Inc *	1,600	37
Park Aerospace Corp	5,082	69
Parsons Corp *	8,200	468
Paycor HCM Inc *	10,900	256
Paylocity Holding Corp *	8,300	1,664
PGT Innovations Inc *	12,300	347
Pitney Bowes Inc	41,300	136
Planet Labs PBC *	38,700	126
Plug Power Inc *(A)	103,700	877
Powell Industries Inc	1,364	115
Preformed Line Products Co	690	117
Primoris Services Corp	8,847	313
Proto Labs Inc *	6,099	180
Quad/Graphics Inc, Cl A *	6,600	34
Quanex Building Products Corp	6,965	188
Radiant Logistics Inc *	12,400	84
RB Global Inc	34,233	2,113
RBC Bearings Inc *	5,295	1,221
Regal Rexnord Corp	12,638	2,050
Resideo Technologies Inc *	29,000	489
Resources Connection Inc	6,981	108
REV Group Inc	8,400	114
Rocket Lab USA Inc *	52,300	330
Rush Enterprises Inc, Cl A	11,547	478
Rush Enterprises Inc, Cl B	1,050	48
RXO Inc *	21,890	396
Ryder System Inc	9,200	926
Safe Bulkers Inc	12,300	40
Saia Inc *	4,992	2,128
Schneider National Inc, Cl B	11,200	324
Science Applications International Corp	10,276	1,209
Sensata Technologies Holding PLC	29,400	1,106
Shoals Technologies Group Inc, Cl A *	31,600	622
Shyft Group Inc/The	7,900	124
Simpson Manufacturing Co Inc	8,043	1,285

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SiteOne Landscape Supply Inc *	8,700	$1,489
Skillsoft Corp *	9,600	13
SkyWest Inc *	8,322	375
SP Plus Corp *	4,298	168
Spirit AeroSystems Holdings Inc, Cl A	20,275	432
Spirit Airlines Inc	22,647	374
SPX Technologies Inc *	8,794	695
SS&C Technologies Holdings Inc	41,018	2,355
Standex International Corp	2,129	327
Steelcase Inc, Cl A	20,157	183
Stem Inc *(A)	32,700	166
Stericycle Inc *	18,400	813
Sterling Check Corp *	3,600	50
Sterling Infrastructure Inc *	6,300	521
Sun Country Airlines Holdings Inc *	4,900	73
SunPower Corp, Cl A *(A)	18,336	131
Sunrun Inc *	38,210	597
Tennant Co	3,038	250
Terex Corp	13,270	804
Tetra Tech Inc	9,942	1,564
Textainer Group Holdings Ltd	8,753	347
Thermon Group Holdings Inc *	6,882	189
Timken Co/The	12,509	956
Titan International Inc *	10,800	136
Titan Machinery Inc *	4,312	134
Toro Co/The	19,600	2,005
TPI Composites Inc *	7,500	38
Transcat Inc *	1,600	163
TransUnion	37,194	3,021
Trex Co Inc *	20,860	1,489
TriNet Group Inc *	6,800	754
Trinity Industries Inc	14,042	352
Triton International Ltd	10,784	905
Triumph Group Inc *	14,496	136
TrueBlue Inc *	8,328	126
TTEC Holdings Inc	4,227	126
TuSimple Holdings Inc, Cl A *	30,000	38
Tutor Perini Corp *	8,051	72
Uber Technologies Inc *	371,422	17,542
UFP Industries Inc	11,865	1,238
U-Haul Holding Co	1,900	108
U-Haul Holding Co, Cl B	16,000	852
UniFirst Corp/MA	2,840	500
Universal Logistics Holdings Inc	1,900	52
Upwork Inc *	26,500	392
V2X Inc *	2,679	135
Valmont Industries Inc	3,814	967
Velo3D Inc *(A)	21,200	34
Veritiv Corp	2,699	454
Verra Mobility Corp, Cl A *	24,600	438
Vertiv Holdings Co, Cl A	62,100	2,446
Viad Corp *	4,271	121

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vicor Corp *	3,800	$258
Virgin Galactic Holdings Inc *(A)	51,300	129
VSE Corp	2,500	142
Wabash National Corp	8,041	181
Watsco Inc	6,459	2,355
Watts Water Technologies Inc, Cl A	5,156	973
Werner Enterprises Inc	11,890	495
WESCO International Inc	8,265	1,338
Willdan Group Inc *	2,400	58
WillScot Mobile Mini Holdings Corp, Cl A *	36,811	1,510
Woodward Inc	11,242	1,454
Xometry Inc, Cl A *	7,700	147
XPO Inc *	21,890	1,634
Zurn Elkay Water Solutions Corp	27,426	812

		222,333
Information Technology — 17.1%
8x8 Inc *	25,314	82
908 Devices Inc *	5,300	38
A10 Networks Inc	13,400	199
ACI Worldwide Inc *	21,212	515
ACM Research Inc, Cl A *	12,000	211
Adeia Inc	23,950	241
ADTRAN Holdings Inc	15,797	135
Advanced Energy Industries Inc	7,419	876
Aehr Test Systems *	5,100	260
Aeva Technologies Inc *	22,800	21
Agilysys Inc *	3,900	275
Akoustis Technologies Inc *	8,400	13
Alarm.com Holdings Inc *	9,600	562
Alkami Technology Inc *	6,400	111
Allegro MicroSystems Inc *	12,600	482
Alpha & Omega Semiconductor Ltd *	4,800	151
Altair Engineering Inc, Cl A *	10,200	678
Alteryx Inc, Cl A *	12,000	354
Ambarella Inc *	6,845	425
Amdocs Ltd	22,368	1,995
American Software Inc/GA, Cl A	7,072	82
Amkor Technology Inc	19,138	535
Amplitude Inc, Cl A *	13,700	160
Appfolio Inc, Cl A *	3,800	733
Appian Corp, Cl A *	8,800	429
Applied Digital Corp *	8,300	50
AppLovin Corp, Cl A *	43,000	1,858
Arlo Technologies Inc *	12,152	119
Arrow Electronics Inc *	10,725	1,431
Asana Inc, Cl A *	17,200	370
Aspen Technology Inc *	5,570	1,081
Atlassian Corp, Cl A *	27,541	5,620
Atomera Inc *	3,500	22
Aurora Innovation Inc, Cl A *	60,200	191
AvePoint Inc *	32,500	226
Aviat Networks Inc *	2,100	74

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avid Technology Inc *	7,722	$206
Avnet Inc	17,299	878
Axcelis Technologies Inc *	6,450	1,239
Badger Meter Inc	5,424	901
Bel Fuse Inc, Cl B	2,100	110
Belden Inc	7,823	735
Benchmark Electronics Inc	6,630	171
Bentley Systems Inc, Cl B	36,100	1,802
BigCommerce Holdings Inc *	14,700	156
BILL Holdings Inc *	19,677	2,269
Black Knight Inc *	31,537	2,389
Blackbaud Inc *	8,355	636
BlackLine Inc *	11,600	697
Box Inc, Cl A *	27,500	728
Braze Inc, Cl A *	6,800	315
Brightcove Inc *	9,610	37
C3.ai Inc, Cl A *(A)	11,000	341
Calix Inc *	11,245	523
Cambium Networks Corp *	1,999	18
CCC Intelligent Solutions Holdings Inc *	40,000	428
Cerence Inc *	8,510	222
CEVA Inc *	5,138	119
Ciena Corp *	27,586	1,379
Cipher Mining Inc *(A)	7,900	25
Cirrus Logic Inc *	10,295	845
Cleanspark Inc *	8,900	44
Clear Secure Inc, Cl A	16,500	359
Clearfield Inc *	2,600	91
Cloudflare Inc, Cl A *	54,600	3,551
Cognex Corp	32,316	1,521
Coherent Corp *	23,801	896
Cohu Inc *	8,336	312
CommScope Holding Co Inc *	46,000	154
CommVault Systems Inc *	7,984	545
Comtech Telecommunications Corp	5,832	59
Confluent Inc, Cl A *	37,000	1,224
Consensus Cloud Solutions Inc *	3,585	114
Corsair Gaming Inc *	6,200	97
Couchbase Inc *	7,800	133
Crane NXT Co	9,729	577
Credo Technology Group Holding Ltd *	21,200	349
Crowdstrike Holdings Inc, Cl A *	40,121	6,541
CS Disco Inc *	5,000	47
CTS Corp	6,445	288
Datadog Inc, Cl A *	51,955	5,013
Digi International Inc *	7,601	254
Digimarc Corp *(A)	2,876	94
Digital Turbine Inc *	20,700	184
DigitalOcean Holdings Inc *	11,600	314
Diodes Inc *	8,742	716
DocuSign Inc, Cl A *	39,280	1,976
Dolby Laboratories Inc, Cl A	11,404	963

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Domo Inc, Cl B *	6,432	$69
DoubleVerify Holdings Inc *	22,600	764
Dropbox Inc, Cl A *	50,300	1,398
Dynatrace Inc *	42,600	2,053
DZS Inc *	3,800	9
E2open Parent Holdings Inc *	46,500	225
Eastman Kodak Co *	9,600	43
Ebix Inc	5,725	96
eGain Corp *	4,900	33
Elastic NV *	14,300	885
Enfusion Inc, Cl A *	4,900	42
EngageSmart Inc *	8,200	145
Entegris Inc	28,830	2,920
Envestnet Inc *	8,952	489
ePlus Inc *	5,176	344
Everbridge Inc *	8,700	216
EverCommerce Inc *	7,100	75
Evolv Technologies Holdings Inc *	18,900	132
Expensify Inc, Cl A *	10,900	47
Extreme Networks Inc *	24,087	661
Fabrinet *	6,815	1,096
FARO Technologies Inc *	4,508	71
Fastly Inc, Cl A *	23,900	569
Five9 Inc *	14,100	1,020
FormFactor Inc *	14,919	527
Freshworks Inc, Cl A *	32,100	702
Gitlab Inc, Cl A *	9,800	464
GLOBALFOUNDRIES Inc *(A)	15,700	867
Globant SA *	7,700	1,574
GoDaddy Inc, Cl A *	29,045	2,106
Grid Dynamics Holdings Inc *	11,600	135
Guidewire Software Inc *	15,469	1,337
Hackett Group Inc/The	5,700	134
Harmonic Inc *	20,694	221
HashiCorp Inc, Cl A *	18,500	539
HubSpot Inc *	8,673	4,740
Ichor Holdings Ltd *	6,600	242
Impinj Inc *	4,200	280
indie Semiconductor Inc, Cl A *	27,400	184
Infinera Corp *(A)	41,084	192
Informatica Inc, Cl A *	7,200	151
Information Services Group Inc	8,000	42
Insight Enterprises Inc *	5,698	912
Instructure Holdings Inc *	2,600	67
Intapp Inc *	2,200	81
InterDigital Inc	4,717	409
IonQ Inc *(A)	29,900	514
IPG Photonics Corp *	5,700	618
Itron Inc *	8,211	562
Jabil Inc	24,800	2,838
Jamf Holding Corp *	14,900	251
Kimball Electronics Inc *	5,693	172

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Knowles Corp *	14,900	$239
Kulicke & Soffa Industries Inc	10,000	517
Kyndryl Holdings Inc *	37,800	638
Lattice Semiconductor Corp *	25,662	2,496
Lightwave Logic Inc *(A)	27,900	176
Littelfuse Inc	4,831	1,290
LivePerson Inc *	14,991	63
LiveRamp Holdings Inc *	10,774	348
Lumentum Holdings Inc *	12,370	670
MACOM Technology Solutions Holdings Inc *	9,825	831
Manhattan Associates Inc *	11,580	2,346
Marathon Digital Holdings Inc *(A)	33,300	419
Marvell Technology Inc	163,312	9,513
Matterport Inc *	53,700	144
Maxeon Solar Technologies Ltd *	5,000	79
MaxLinear Inc, Cl A *	13,444	316
MeridianLink Inc *	5,300	94
Methode Electronics Inc	6,784	219
MicroStrategy Inc, Cl A *(A)	2,153	770
MicroVision Inc *(A)	35,100	88
Mirion Technologies Inc, Cl A *	33,400	285
Mitek Systems Inc *	9,100	102
MKS Instruments Inc	12,323	1,235
Model N Inc *	7,600	205
MongoDB Inc, Cl A *	12,500	4,766
N-able Inc *	11,350	152
Napco Security Technologies Inc	6,500	161
National Instruments Corp	24,467	1,458
Navitas Semiconductor Corp, Cl A *	20,200	178
nCino Inc *	12,100	398
NCR Corp *	23,083	710
NETGEAR Inc *	6,692	88
NetScout Systems Inc *	14,158	405
New Relic Inc *	10,200	868
NextNav Inc *	3,100	13
nLight Inc *	10,600	121
Novanta Inc *	6,662	1,112
Nutanix Inc, Cl A *	42,800	1,331
NVE Corp	900	80
Okta Inc, Cl A *	28,304	2,364
Olo Inc, Cl A *	22,100	143
ON24 Inc	6,100	42
OneSpan Inc *	7,554	93
Onto Innovation Inc *	9,072	1,261
OSI Systems Inc *	3,168	432
PagerDuty Inc *	14,715	379
Palantir Technologies Inc, Cl A *	357,000	5,348
PAR Technology Corp *	5,800	252
PC Connection Inc	2,231	118
PDF Solutions Inc *	6,753	245
Pegasystems Inc	7,636	379

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perficient Inc *	6,700	$427
Photronics Inc *	13,129	312
Plexus Corp *	5,428	551
Power Integrations Inc	10,678	897
PowerSchool Holdings Inc, Cl A *	9,800	217
Procore Technologies Inc *	14,800	1,000
Progress Software Corp	8,458	515
PROS Holdings Inc *	9,399	337
Pure Storage Inc, Cl A *	52,900	1,936
Q2 Holdings Inc *	9,700	334
Qualys Inc *	7,000	1,090
Rackspace Technology Inc *	11,600	29
Rambus Inc *	21,610	1,220
Rapid7 Inc *	10,500	529
Red Violet Inc *	1,100	23
Ribbon Communications Inc *	13,520	40
Rimini Street Inc *	10,000	24
RingCentral Inc, Cl A *	16,600	513
Riot Platforms Inc *	29,700	337
Rogers Corp *	3,093	447
Sanmina Corp *	10,266	572
Sapiens International Corp NV	7,000	209
ScanSource Inc *	5,796	190
Semtech Corp *	11,575	303
SentinelOne Inc, Cl A *	39,300	654
Silicon Laboratories Inc *	5,882	793
SiTime Corp *	3,300	438
SkyWater Technology Inc *	1,700	11
SMART Global Holdings Inc *	8,600	222
SmartRent Inc, Cl A *	30,500	104
Smartsheet Inc, Cl A *	25,100	1,047
Snowflake Inc, Cl A *	59,200	9,285
SolarWinds Corp *	7,850	84
SoundHound AI Inc, Cl A *(A)	27,700	70
SoundThinking Inc *	1,400	30
Splunk Inc *	31,122	3,774
Sprinklr Inc, Cl A *	17,200	260
Sprout Social Inc, Cl A *	8,800	471
SPS Commerce Inc *	7,258	1,351
Squarespace Inc *	7,700	232
Super Micro Computer Inc *	8,900	2,448
Synaptics Inc *	7,687	673
TD SYNNEX Corp	8,281	843
Tenable Holdings Inc *	21,300	966
Teradata Corp *	18,700	865
Terawulf Inc *	14,200	30
Thoughtworks Holding Inc *	20,500	102
TTM Technologies Inc *	16,887	252
Tucows Inc, Cl A *	2,200	52
Turtle Beach Corp *	4,000	43
Twilio Inc, Cl A *	31,842	2,029
Ubiquiti Inc	700	122

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UiPath Inc, Cl A *	70,500	$1,115
Ultra Clean Holdings Inc *	9,852	346
Unisys Corp *	15,183	61
Unity Software Inc *	55,100	2,043
Universal Display Corp	8,751	1,423
Varonis Systems Inc, Cl B *	20,100	642
Veeco Instruments Inc *	11,010	321
Verint Systems Inc *	12,450	403
Veritone Inc *(A)	5,500	17
Viant Technology Inc, Cl A *	2,600	16
Viasat Inc *	13,156	365
Viavi Solutions Inc *	38,900	406
Vishay Intertechnology Inc	26,217	719
Vishay Precision Group Inc *	3,164	114
VMware Inc, Cl A *	41,009	6,921
Vontier Corp	28,600	898
Vuzix Corp *(A)	14,200	57
Weave Communications Inc *	1,000	10
Wolfspeed Inc *(A)	23,723	1,134
Workday Inc, Cl A *	37,766	9,234
Workiva Inc, Cl A *	9,700	1,085
Xerox Holdings Corp	19,400	308
Xperi Inc *	9,580	113
Yext Inc *	25,100	220
Zeta Global Holdings Corp, Cl A *	24,000	195
Zoom Video Communications Inc, Cl A *	47,821	3,397
Zscaler Inc *	17,000	2,653
Zuora Inc, Cl A *	26,300	240

		218,192
Materials — 4.2%
5E Advanced Materials Inc *	8,300	21
AdvanSix Inc	5,900	195
Alcoa Corp	33,300	1,002
Alpha Metallurgical Resources Inc	2,200	446
American Vanguard Corp	6,799	94
AptarGroup Inc	12,766	1,692
Arch Resources Inc (A)	3,000	392
Ardagh Metal Packaging SA	48,350	174
Ashland Inc	10,108	876
Aspen Aerogels Inc *	4,800	29
ATI Inc *	24,700	1,120
Avient Corp	16,532	663
Axalta Coating Systems Ltd *	44,200	1,251
Balchem Corp	6,288	883
Berry Global Group Inc	22,741	1,486
Cabot Corp	10,832	785
Carpenter Technology Corp	9,401	589
Century Aluminum Co *	12,297	91
Chase Corp	1,500	190
Chemours Co/The	29,700	1,010
Clearwater Paper Corp *	3,751	144
Cleveland-Cliffs Inc *	95,160	1,455

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coeur Mining Inc *	58,261	$140
Commercial Metals Co	21,841	1,229
Compass Minerals International Inc	7,840	236
Constellium SE, Cl A *	22,000	396
Crown Holdings Inc	19,951	1,849
Danimer Scientific Inc *(A)	15,100	29
Eagle Materials Inc	6,683	1,265
Ecovyst Inc *	21,200	217
Element Solutions Inc	44,600	920
FutureFuel Corp	3,876	27
Ginkgo Bioworks Holdings Inc *(A)	306,600	717
Glatfelter Corp	10,271	21
Graphic Packaging Holding Co	56,717	1,261
Greif Inc, Cl A	4,419	321
Greif Inc, Cl B	1,300	97
Hawkins Inc	4,346	270
Haynes International Inc	2,823	138
HB Fuller Co	10,733	778
Hecla Mining Co	104,868	460
Huntsman Corp	34,824	971
i-80 Gold Corp *	38,100	75
Ingevity Corp *	7,900	426
Innospec Inc	4,413	474
Intrepid Potash Inc *	1,860	50
Ivanhoe Electric Inc / US *(A)	9,500	148
Kaiser Aluminum Corp	2,754	209
Knife River Corp *	10,483	539
Koppers Holdings Inc	4,473	171
Kronos Worldwide Inc	5,084	43
Livent Corp *(A)	34,400	739
Louisiana-Pacific Corp	12,842	802
LSB Industries Inc *	8,300	84
Materion Corp	3,774	411
Mativ Holdings Inc	10,288	169
Minerals Technologies Inc	6,224	380
MP Materials Corp *	18,100	379
Myers Industries Inc	8,418	158
NewMarket Corp	1,197	562
Novagold Resources Inc *	42,600	176
O-I Glass Inc *	30,700	610
Olin Corp	24,816	1,440
Olympic Steel Inc	1,927	103
Origin Materials Inc *(A)	27,300	37
Orion SA	10,400	235
Pactiv Evergreen Inc	8,700	72
Perimeter Solutions SA *	19,200	113
Piedmont Lithium Inc *	3,100	139
PolyMet Mining Corp *	6,200	13
PureCycle Technologies Inc *(A)	26,000	232
Quaker Chemical Corp	2,534	450
Ramaco Resources Inc, Cl A	5,500	43
Ramaco Resources Inc, Cl B	1,100	12

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ranpak Holdings Corp, Cl A *	8,300	$53
Rayonier Advanced Materials Inc *	13,917	49
Reliance Steel & Aluminum Co	11,238	3,202
Royal Gold Inc	12,602	1,413
RPM International Inc	24,388	2,432
Ryerson Holding Corp	4,900	153
Schnitzer Steel Industries Inc, Cl A	5,956	198
Scotts Miracle-Gro Co/The, Cl A	7,859	445
Sensient Technologies Corp	8,435	520
Silgan Holdings Inc	15,460	698
Sonoco Products Co	18,421	1,058
Southern Copper Corp	16,329	1,317
SSR Mining Inc	42,600	633
Stepan Co	3,925	343
Summit Materials Inc, Cl A *	23,465	878
SunCoke Energy Inc	18,646	173
Sylvamo Corp	7,000	292
TimkenSteel Corp *	10,104	221
Tredegar Corp	5,341	27
TriMas Corp	6,476	170
Trinseo PLC	8,900	94
Tronox Holdings PLC	25,800	352
United States Lime & Minerals Inc	400	87
United States Steel Corp	42,700	1,328
Valhi Inc	500	7
Warrior Met Coal Inc	9,000	356
Westlake Corp	6,010	787
Worthington Industries Inc	5,702	429

		53,139
Real Estate — 5.6%
Acadia Realty Trust ‡	20,139	300
Agree Realty Corp ‡	17,447	1,079
Alexander & Baldwin Inc ‡	16,191	292
Alexander's Inc ‡	488	94
American Assets Trust Inc ‡	11,391	244
American Homes 4 Rent, Cl A ‡	62,800	2,263
Americold Realty Trust Inc ‡	51,600	1,736
Anywhere Real Estate Inc *	26,502	174
Apartment Income REIT Corp ‡	27,400	933
Apartment Investment and Management Co, Cl A ‡	34,000	259
Apple Hospitality REIT Inc ‡	43,400	652
Armada Hoffler Properties Inc ‡	13,800	157
Braemar Hotels & Resorts Inc ‡	13,600	37
Brandywine Realty Trust ‡	38,639	193
Brixmor Property Group Inc ‡	57,000	1,253
Broadstone Net Lease Inc, Cl A ‡	35,900	581
BRT Apartments Corp ‡	2,400	45
CareTrust REIT Inc ‡	18,353	370
CBL & Associates Properties Inc ‡(A)	6,700	143
Centerspace ‡	3,403	220
Chatham Lodging Trust ‡	10,435	102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
City Office REIT Inc ‡	11,000	$55
Clipper Realty Inc ‡	3,500	22
Community Healthcare Trust Inc ‡	5,400	179
Compass Inc, Cl A *	63,100	227
Corporate Office Properties Trust ‡	22,430	580
Cousins Properties Inc ‡	30,645	720
CTO Realty Growth Inc ‡(A)	4,254	75
CubeSmart ‡	42,022	1,753
Cushman & Wakefield PLC *	28,400	261
DiamondRock Hospitality Co ‡	37,807	305
DigitalBridge Group Inc	28,598	498
Diversified Healthcare Trust ‡	55,107	150
Douglas Elliman Inc	16,217	41
Douglas Emmett Inc ‡	35,585	486
Easterly Government Properties Inc, Cl A ‡	19,500	261
EastGroup Properties Inc ‡	8,685	1,560
Elme Communities ‡	16,513	254
Empire State Realty Trust Inc, Cl A ‡	19,300	169
EPR Properties ‡	14,851	665
Equity Commonwealth ‡	22,244	423
Equity LifeStyle Properties Inc ‡	33,564	2,247
Essential Properties Realty Trust Inc ‡	26,700	641
eXp World Holdings Inc (A)	13,900	267
Farmland Partners Inc ‡(A)	10,300	114
First Industrial Realty Trust Inc ‡	24,553	1,275
Forestar Group Inc *	3,867	110
Four Corners Property Trust Inc ‡	17,319	436
FRP Holdings Inc *	1,438	82
Gaming and Leisure Properties Inc ‡	49,131	2,329
Getty Realty Corp ‡	9,189	276
Gladstone Commercial Corp ‡	8,919	117
Gladstone Land Corp ‡	7,000	110
Global Medical REIT Inc ‡	15,000	145
Global Net Lease Inc ‡	24,033	273
Healthcare Realty Trust Inc, Cl A ‡	70,705	1,239
Hersha Hospitality Trust, Cl A ‡	9,019	89
Highwoods Properties Inc ‡	21,868	521
Howard Hughes Holdings Inc *	6,117	481
Hudson Pacific Properties Inc ‡	27,870	190
Independence Realty Trust Inc ‡	41,801	704
Innovative Industrial Properties Inc, Cl A ‡	5,800	506
InvenTrust Properties Corp ‡	12,100	289
JBG SMITH Properties ‡	21,900	343
Jones Lang LaSalle Inc *	8,947	1,546
Kennedy-Wilson Holdings Inc	21,529	344
Kilroy Realty Corp ‡	21,343	789
Kite Realty Group Trust ‡	40,521	915
Lamar Advertising Co, Cl A ‡	16,997	1,550
LTC Properties Inc ‡	9,217	303
LXP Industrial Trust, Cl B ‡	58,290	572
Macerich Co/The ‡	38,245	447
Marcus & Millichap Inc	5,100	170

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medical Properties Trust Inc ‡(A)	117,662	$850
National Health Investors Inc ‡	8,464	433
National Storage Affiliates Trust ‡	15,300	514
Necessity Retail REIT Inc/The ‡	28,700	215
NETSTREIT Corp ‡	9,200	156
Newmark Group Inc, Cl A	28,705	204
NexPoint Residential Trust Inc ‡	4,900	184
NNN REIT Inc ‡	33,843	1,333
Office Properties Income Trust ‡	10,391	77
Omega Healthcare Investors Inc ‡	45,057	1,434
One Liberty Properties Inc ‡	3,662	72
Opendoor Technologies Inc *(A)	103,100	402
Orion Office REIT Inc ‡	11,900	69
Outfront Media Inc ‡	26,909	305
Paramount Group Inc ‡	42,000	216
Park Hotels & Resorts Inc ‡	42,159	541
Peakstone Realty Trust ‡	5,500	108
Pebblebrook Hotel Trust ‡	23,625	342
Phillips Edison & Co Inc ‡	22,800	772
Physicians Realty Trust ‡	47,500	661
Piedmont Office Realty Trust Inc, Cl A ‡	28,566	196
Plymouth Industrial REIT Inc ‡	7,000	160
Postal Realty Trust Inc, Cl A ‡	2,600	38
PotlatchDeltic Corp ‡	15,442	730
Rayonier Inc ‡	27,653	827
RE/MAX Holdings Inc, Cl A	4,200	68
Redfin Corp *	23,300	222
Retail Opportunity Investments Corp ‡	26,759	360
Rexford Industrial Realty Inc ‡	37,700	2,016
RLJ Lodging Trust ‡	30,754	307
RMR Group Inc/The, Cl A	4,170	105
RPT Realty ‡	18,837	214
Ryman Hospitality Properties Inc ‡	11,460	974
Sabra Health Care REIT Inc ‡	46,120	578
Safehold Inc ‡	3,827	81
Saul Centers Inc ‡	2,644	99
Service Properties Trust ‡	28,741	237
SITE Centers Corp ‡	36,707	490
SL Green Realty Corp ‡(A)	11,383	447
Spirit Realty Capital Inc ‡	28,013	1,082
St Joe Co/The	7,300	451
STAG Industrial Inc ‡	34,256	1,251
Star Holdings *‡	2,282	31
Stratus Properties Inc	1,200	33
Summit Hotel Properties Inc ‡	23,629	137
Sun Communities Inc ‡	23,721	2,904
Sunstone Hotel Investors Inc ‡	41,538	373
Tanger Factory Outlet Centers Inc ‡	17,449	406
Tejon Ranch Co *	4,876	81
Terreno Realty Corp ‡	16,163	984
UMH Properties Inc ‡	9,500	142
Uniti Group Inc ‡	53,860	289

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Health Realty Income Trust ‡	3,116	$145
Urban Edge Properties ‡	22,700	371
Veris Residential Inc ‡	12,567	234
Vornado Realty Trust ‡	32,500	781
Whitestone REIT, Cl B ‡	12,377	124
WP Carey Inc ‡	40,900	2,661
Xenia Hotels & Resorts Inc ‡	18,000	212
Zillow Group Inc, Cl A *	10,891	555
Zillow Group Inc, Cl C *	29,997	1,565

		71,080
Utilities — 1.8%
ALLETE Inc	10,370	569
Altus Power Inc, Cl A *	9,800	63
American States Water Co	7,374	621
Artesian Resources Corp, Cl A	2,184	101
Avangrid Inc	14,250	492
Avista Corp	15,052	501
Black Hills Corp	13,202	726
Brookfield Infrastructure Corp, Cl A	18,350	713
Brookfield Renewable Corp, Cl A (A)	23,816	666
California Water Service Group	10,041	505
Chesapeake Utilities Corp	3,015	332
Clearway Energy Inc, Cl A	7,800	183
Clearway Energy Inc, Cl C	16,800	416
Essential Utilities Inc	47,737	1,762
Global Water Resources Inc	2,800	31
Hawaiian Electric Industries Inc (A)	21,858	306
IDACORP Inc	9,924	951
MGE Energy Inc	6,614	479
Middlesex Water Co	2,901	218
Montauk Renewables Inc *	11,500	110
National Fuel Gas Co	17,688	951
New Jersey Resources Corp	18,994	801
Northwest Natural Holding Co	7,076	278
NorthWestern Corp	12,346	622
OGE Energy Corp	37,776	1,286
ONE Gas Inc	10,900	790
Ormat Technologies Inc	10,734	815
Otter Tail Corp	7,446	613
PNM Resources Inc	17,017	754
Portland General Electric Co	19,300	847
Pure Cycle Corp *	5,900	65
SJW Group	4,964	326
Southwest Gas Holdings Inc	12,241	758
Spire Inc	9,203	538
Sunnova Energy International Inc *(A)	19,800	275
UGI Corp	38,496	969
Unitil Corp	3,558	174
Vistra Corp	70,768	2,224

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
York Water Co/The	2,952	$120

		22,951
Total Common Stock
(Cost $894,034) ($ Thousands)		1,237,492

REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	6,100	58
Total Registered Investment Company

(Cost $78) ($ Thousands)		58

	Number of Rights
RIGHTS — 0.0%
Novartis AG CVR *‡‡	10,960	4
Pulse Biosciences Inc Right *‡‡	2,347	–
Tobira Therapeutics CVR, Expires 12/31/2028 *(B)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		4

	Shares
AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, LP
5.360% **†(C)	33,931,326	33,950

Total Affiliated Partnership
(Cost $33,931) ($ Thousands)		33,950

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	32,613,034	32,613

Total Cash Equivalent
(Cost $32,613) ($ Thousands)		32,613

Total Investments in Securities — 102.4%
(Cost $960,656) ($ Thousands)		$1,304,117

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Extended Market Index Fund (Concluded)

A list of open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Russell 2000 Index E-MINI	54	Sep-2023	$5,151	$5,134	$(17)
Russell 2000 Index E-MINI	262	Sep-2023	24,897	24,911	14
S&P 500 Index E-MINI	22	Sep-2023	4,911	4,968	57
S&P Mid Cap 400 Index E-MINI	19	Sep-2023	4,956	5,032	76
			$39,915	$40,045	$130

Percentages are based on Net Assets of $1,273,151 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $33,950 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Investments Co	$1,178	$—	$(107)	$31	$85	$1,187	$9	$—
SEI Liquidity Fund, LP	35,481	65,255	(66,791)	(1)	6	33,950	410	—
SEI Daily Income Trust, Government Fund, Institutional Class	4,902	88,609	(60,898)	—	—	32,613	137	—
Totals	$41,561	$153,864	$(127,796)	$30	$91	$67,750	$556	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 2.2%
Advantage Solutions Inc *	24,970	$70
Altice USA Inc, Cl A *	19,500	60
AMC Networks Inc, Cl A *	9,100	106
Atlanta Braves Holdings Inc, Cl A *	2,060	86
Atlanta Braves Holdings Inc, Cl C *	4,252	157
ATN International Inc	860	31
Cogent Communications Holdings Inc	2,450	173
EchoStar Corp, Cl A *	6,240	108
Eventbrite Inc, Cl A *	25,380	257
Gambling.com Group Ltd *	13,068	185
IDT Corp, Cl B *	7,300	171
Iridium Communications Inc	20,720	1,014
Liberty Latin America Ltd, Cl A *	31,466	281
Lions Gate Entertainment Corp, Cl A *	57,466	455
Madison Square Garden Sports Corp, Cl A *	670	119
MediaAlpha Inc, Cl A *	7,460	63
Nexstar Media Group Inc, Cl A	3,600	586
Ooma Inc *	1,500	21
Playstudios Inc *	6,460	23
Playtika Holding Corp *	17,700	173
Shutterstock Inc	5,100	215
Spok Holdings Inc	15,440	220
Thryv Holdings Inc *	10,900	222
Vimeo Inc *	18,250	73
Yelp Inc, Cl A *	6,107	262

		5,131
Consumer Discretionary — 12.0%
2U Inc *	45,760	145
Aaron's Co Inc/The	40,078	484
Abercrombie & Fitch Co, Cl A *	4,645	250
Academy Sports & Outdoors Inc	6,900	377
Accel Entertainment Inc *	11,860	141
American Axle & Manufacturing Holdings Inc *	29,100	220
AutoNation Inc *	1,580	248
Bally's Corp *	9,230	153
Beazer Homes USA Inc *	8,671	254
Biglari Holdings Inc, Cl B *	1,288	240
BJ's Restaurants Inc *	12,790	376
Bloomin' Brands Inc	12,600	354
Bluegreen Vacations Holding Corp, Cl A	11,824	424
Boot Barn Holdings Inc *	6,224	571
Build-A-Bear Workshop Inc *	13,860	365
Carrols Restaurant Group Inc *	41,560	290
Century Casinos Inc *	14,843	96
Chico's FAS Inc *	17,270	89
Chuy's Holdings Inc *	6,693	255
Crocs Inc *	3,100	302
Deckers Outdoor Corp *	350	185
Denny's Corp *	12,040	115

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Destination XL Group Inc *	21,544	$98
Dick's Sporting Goods Inc	660	77
Dillard's Inc, Cl A	240	83
Dine Brands Global Inc	3,200	175
Dorman Products Inc *	440	36
Duolingo Inc, Cl A *	2,335	344
El Pollo Loco Holdings Inc *	5,900	56
Ethan Allen Interiors Inc	8,110	254
First Watch Restaurant Group Inc *	24,745	473
Fox Factory Holding Corp *	4,750	526
Genesco Inc *	6,000	206
Gentex Corp	5,540	181
Gentherm Inc *	1,795	108
G-III Apparel Group Ltd *	14,600	290
Goodyear Tire & Rubber Co/The *	16,500	213
Graham Holdings Co, Cl B	195	114
Grand Canyon Education Inc *	1,540	181
Group 1 Automotive Inc	2,750	727
H&R Block Inc	14,470	578
Hasbro Inc	3,367	242
Haverty Furniture Cos Inc	14,180	444
Hibbett Inc	6,100	282
Hooker Furnishings Corp	3,879	84
Hovnanian Enterprises Inc, Cl A *	4,020	478
Inspired Entertainment Inc *	33,150	437
Installed Building Products Inc	5,160	747
KB Home	3,289	167
Kura Sushi USA Inc, Cl A *	2,082	182
Latham Group Inc *	23,137	86
La-Z-Boy Inc	10,900	336
Lear Corp	1,710	246
Legacy Housing Corp *	15,730	357
Lindblad Expeditions Holdings Inc *	12,068	109
M/I Homes Inc *	6,330	621
Marine Products Corp	6,268	88
MarineMax Inc *	2,700	90
Marriott Vacations Worldwide Corp	1,150	125
MasterCraft Boat Holdings Inc *	15,700	342
Meritage Homes Corp	4,858	675
Modine Manufacturing Co *	34,356	1,635
Monarch Casino & Resort Inc	2,413	163
Monro Inc	70	2
Movado Group Inc	12,837	351
Murphy USA Inc	910	289
Nordstrom Inc (A)	11,100	180
ODP Corp/The *	8,610	425
OneSpaWorld Holdings Ltd *	20,794	238
Penske Automotive Group Inc	1,270	209
Perdoceo Education Corp	27,069	449
PetMed Express Inc	1,760	20
Playa Hotels & Resorts NV *	23,800	178
PlayAGS Inc *	41,861	286

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Potbelly Corp *	22,339	$178
PVH Corp	4,100	343
Qurate Retail Inc *	23,700	18
Sally Beauty Holdings Inc *	20,200	205
Service Corp International/US	2,400	151
Shake Shack Inc, Cl A *	3,705	259
Shoe Carnival Inc	2,400	56
Signet Jewelers Ltd	4,900	367
Sonic Automotive Inc, Cl A	3,300	176
Standard Motor Products Inc	2,250	83
Stoneridge Inc *	2,880	59
Stride Inc *	2,500	106
Sturm Ruger & Co Inc	1,220	63
Target Hospitality Corp *	13,490	214
Taylor Morrison Home Corp, Cl A *	3,643	173
Texas Roadhouse Inc, Cl A	6,780	706
Thor Industries Inc	2,100	220
TopBuild Corp *	1,008	292
Tri Pointe Homes Inc *	29,653	922
Upbound Group Inc, Cl A	9,000	276
Vera Bradley Inc *	17,800	128
Winmark Corp	250	95
Winnebago Industries Inc	5,300	344
WW International Inc *	2,700	26
Wyndham Hotels & Resorts Inc	5,220	394
XPEL Inc *	2,535	211
Xponential Fitness Inc, Cl A *	13,080	283

		27,565
Consumer Staples — 5.4%
Albertsons Cos Inc, Cl A	7,500	168
Andersons Inc/The	1,870	96
BellRing Brands Inc *	5,969	248
BJ's Wholesale Club Holdings Inc *	2,800	189
Calavo Growers Inc	1,300	43
Cal-Maine Foods Inc	2,650	126
Casey's General Stores Inc	1,210	296
Celsius Holdings Inc *	1,394	273
Central Garden & Pet Co, Cl A *	1,030	42
Coca-Cola Consolidated Inc	298	208
Duckhorn Portfolio Inc/The *	36,522	454
elf Beauty Inc *	13,869	1,924
Energizer Holdings Inc	8,500	292
Flowers Foods Inc	8,780	207
Fresh Del Monte Produce Inc	11,300	289
Fresh Mkt Inc *	194	—
Hostess Brands Inc, Cl A *	3,370	96
Ingles Markets Inc, Cl A	8,807	688
Ingredion Inc	7,550	777
J & J Snack Foods Corp	830	134
John B Sanfilippo & Son Inc	1,010	101
Lamb Weston Holdings Inc	150	14
Lancaster Colony Corp	990	163

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mission Produce Inc *	3,270	$31
Natural Grocers by Vitamin Cottage Inc	24,908	314
Nature's Sunshine Products Inc *	5,393	91
Oil-Dri Corp of America	3,380	228
Pilgrim's Pride Corp *	2,900	73
Post Holdings Inc *	2,420	217
PriceSmart Inc	1,450	115
Primo Water Corp	8,770	134
Seaboard Corp	18	68
Sovos Brands Inc *	11,870	266
SpartanNash Co	13,500	294
Sprouts Farmers Market Inc *	25,940	1,058
Tootsie Roll Industries Inc	1,266	41
TreeHouse Foods Inc *	16,675	776
Universal Corp/VA	2,200	105
USANA Health Sciences Inc *	5,220	335
Village Super Market Inc, Cl A	19,281	435
Vita Coco Co Inc/The *	19,969	565
Vital Farms Inc *	31,390	370
Weis Markets Inc	1,060	69

		12,413
Energy — 6.4%
Archrock Inc	20,671	264
Ardmore Shipping Corp	3,250	40
Berry Corp	56,430	484
Borr Drilling Ltd *	29,174	204
Bristow Group Inc *	9,180	254
Cactus Inc, Cl A	5,300	283
California Resources Corp	12,992	726
Centrus Energy Corp, Cl A *	10,360	492
Civitas Resources Inc	8,600	707
Comstock Resources Inc (A)	17,900	219
CONSOL Energy Inc	4,452	383
DHT Holdings Inc	49,770	460
Diamond Offshore Drilling Inc *	13,184	196
DMC Global Inc *	20,876	501
Dorian LPG Ltd *	9,914	256
Excelerate Energy Inc, Cl A	23,190	431
Expro Group Holdings NV *	11,824	278
Gulfport Energy Corp *	5,697	672
Helix Energy Solutions Group Inc *	28,960	294
International Seaways Inc	60	3
Matador Resources Co	8,730	554
Noble Corp PLC	5,837	308
Northern Oil and Gas Inc	6,060	254
Oceaneering International Inc *	11,229	256
Oil States International Inc *	14,510	114
Patterson-UTI Energy Inc	17,600	249
PBF Energy Inc, Cl A	11,500	539
Permian Resources Corp, Cl A	14,851	211
Ranger Energy Services Inc, Cl A	34,939	416
REX American Resources Corp *	9,229	364

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RPC Inc	33,150	$265
Select Water Solutions Inc, Cl A	16,020	129
SFL Corp Ltd	38,210	432
Solaris Oilfield Infrastructure Inc, Cl A	43,611	459
Southwestern Energy Co *	21,400	145
TechnipFMC PLC	12,852	245
Teekay Corp *	69,520	446
Teekay Tankers Ltd, Cl A	2,100	85
TETRA Technologies Inc *	80,950	444
Tidewater Inc *	4,733	308
Transocean Ltd *	26,970	221
VAALCO Energy Inc	103,010	426
Weatherford International PLC *	4,329	383
World Kinect Corp	18,000	394

		14,794
Financials — 16.3%
1st Source Corp	1,130	51
AFC Gamma Inc ‡	5,437	72
Amalgamated Financial Corp	4,016	72
A-Mark Precious Metals Inc	13,950	476
Ambac Financial Group Inc *	26,460	341
American Equity Investment Life Holding Co *	6,100	327
American Financial Group Inc/OH	1,950	226
AMERISAFE Inc	1,750	91
Apollo Commercial Real Estate Finance Inc ‡	18,100	198
Arbor Realty Trust Inc ‡	15,600	249
Arrow Financial Corp	88	2
AssetMark Financial Holdings Inc *	17,304	500
Associated Banc-Corp	30,700	532
Atlantic Union Bankshares Corp	12,200	362
Atlanticus Holdings Corp *	9,409	328
AvidXchange Holdings Inc *	8,200	84
Axis Capital Holdings Ltd	3,730	205
Banc of California Inc	14,100	177
Banco Latinoamericano de Comercio Exterior SA, Cl E	12,710	300
Bank of NT Butterfield & Son Ltd/The	2,950	86
BCB Bancorp Inc	10,300	117
Brighthouse Financial Inc *	3,600	179
Byline Bancorp Inc	5,500	117
Camden National Corp	6,200	203
Capital Bancorp Inc	4,901	94
Capital City Bank Group Inc	1,200	37
Carter Bankshares Inc *	6,641	95
Cass Information Systems Inc	6,960	267
Cathay General Bancorp	8,600	306
Cboe Global Markets Inc	2,200	329
City Holding Co	770	70
Civista Bancshares Inc	16,440	279
CNB Financial Corp/PA	10,900	198

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CNO Financial Group Inc	37,500	$878
Coastal Financial Corp/WA *	8,070	355
Community Trust Bancorp Inc	10,200	362
Crawford & Co, Cl A	36,631	392
CrossFirst Bankshares Inc *	9,960	107
Customers Bancorp Inc *	5,300	186
Diamond Hill Investment Group Inc	290	49
Dime Community Bancshares Inc	6,000	128
Donegal Group Inc, Cl A	1,510	22
Employers Holdings Inc	9,550	375
Enact Holdings Inc	2,110	60
Enova International Inc *	3,630	183
Enstar Group Ltd *	660	167
Enterprise Financial Services Corp	2,060	80
Equity Bancshares Inc, Cl A	1,500	38
Erie Indemnity Co, Cl A	550	153
Esquire Financial Holdings Inc	6,285	294
Essent Group Ltd	340	17
Everest Group Ltd	870	314
EVERTEC Inc	8,670	343
FactSet Research Systems Inc	485	212
Federal Agricultural Mortgage Corp, Cl C	1,908	321
Federated Hermes Inc, Cl B	7,900	275
Financial Institutions Inc	9,710	170
First American Financial Corp	3,100	191
First Busey Corp	9,500	192
First Business Financial Services Inc	9,400	296
First Commonwealth Financial Corp	12,500	163
First Community Bankshares Inc	8,890	275
First Financial Corp/IN	11,070	407
FirstCash Holdings Inc	1,810	162
Flushing Financial Corp	10,600	150
Flywire Corp *	17,885	618
FNB Corp/PA	20,700	241
FS KKR Capital Corp	14,600	299
Fulton Financial Corp	15,700	209
GCM Grosvenor Inc	3,600	28
Genworth Financial Inc, Cl A *	44,700	259
Globe Life Inc	2,190	244
Great Southern Bancorp Inc	4,800	242
Hamilton Lane Inc, Cl A	7,235	671
Hancock Whitney Corp	6,500	268
Hanmi Financial Corp	17,860	309
Hanover Insurance Group Inc/The	1,610	172
HBT Financial Inc	12,170	228
HCI Group Inc (A)	1,820	97
Heritage Commerce Corp	19,606	170
HomeStreet Inc	8,400	79
HomeTrust Bancshares Inc	7,940	181
Hope Bancorp Inc	26,100	252
Horace Mann Educators Corp	2,470	71
I3 Verticals Inc, Cl A *	3,846	91

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independent Bank Corp/MI	25,570	$488
International Money Express Inc *	12,774	221
Invesco Mortgage Capital Inc ‡	7,650	86
Investors Title Co	90	13
James River Group Holdings Ltd	2,530	37
Kinsale Capital Group Inc	3,625	1,445
Macatawa Bank Corp	23,693	217
Mercantile Bank Corp	15,035	502
Merchants Bancorp/IN	17,850	521
Meridian Corp	11,600	136
Metrocity Bankshares Inc	3,336	65
Mid Penn Bancorp Inc	6,100	134
MidCap Financial Investment Corp	21,366	290
Midland States Bancorp Inc	13,400	297
MidWestOne Financial Group Inc	130	3
Mr Cooper Group Inc *	4,050	229
National Western Life Group Inc, Cl A	400	182
New Mountain Finance Corp	20,100	257
New York Community Bancorp Inc	67,762	832
NMI Holdings Inc, Cl A *	9,209	264
Northrim BanCorp Inc	7,250	301
Oaktree Specialty Lending Corp	13,100	263
OFG Bancorp	25,540	770
Old National Bancorp/IN	14,400	220
Old Republic International Corp	9,080	248
Old Second Bancorp Inc	15,420	223
Orrstown Financial Services Inc	6,848	148
Paysafe Ltd *	20,036	262
PCB Bancorp	10,100	162
Peapack-Gladstone Financial Corp	4,203	115
PennantPark Investment Corp	55,400	367
PennyMac Financial Services Inc	3,056	219
Peoples Bancorp Inc/OH	4,190	108
Peoples Financial Services Corp	2,783	121
PJT Partners Inc	1,950	154
Popular Inc	7,800	533
Primis Financial Corp	6,000	53
Prospect Capital Corp	20,300	124
Redwood Trust Inc ‡	28,900	231
Regional Management Corp	20,465	562
Reinsurance Group of America Inc, Cl A	1,740	241
Remitly Global Inc *	37,692	948
RenaissanceRe Holdings Ltd	1,430	269
Repay Holdings Corp, Cl A *	13,430	124
Republic Bancorp Inc/KY, Cl A	4,950	220
Rithm Capital Corp ‡	31,400	324
RLI Corp	1,340	176
Ryan Specialty Holdings Inc, Cl A *	3,200	156
S&T Bancorp Inc	1,970	56
Safety Insurance Group Inc	970	67
Security National Financial Corp, Cl A *	6,860	56
Selective Insurance Group Inc	2,310	229

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Selectquote Inc *	108,320	$132
Sierra Bancorp	8,580	171
Simmons First National Corp, Cl A	11,930	213
Sixth Street Specialty Lending Inc (A)	17,500	353
SmartFinancial Inc	1,270	29
SoFi Technologies Inc *	21,208	184
South Plains Financial Inc	900	24
Southern Missouri Bancorp Inc	2,112	89
Stellar Bancorp Inc	3,641	77
StepStone Group Inc, Cl A	6,610	204
Stifel Financial Corp	5,800	377
Summit Financial Group Inc	3,230	79
Synovus Financial Corp	5,800	180
Towne Bank/Portsmouth VA	9,100	215
TrustCo Bank Corp NY	1,420	40
United Fire Group Inc	1,640	32
Universal Insurance Holdings Inc	30,850	391
Univest Financial Corp	9,430	170
Washington Federal Inc	10,000	272
WesBanco Inc	8,300	210
Westamerica BanCorp	1,290	57
White Mountains Insurance Group Ltd	128	203
World Acceptance Corp *	3,666	494

		37,481
Health Care — 12.7%
Acadia Healthcare Co Inc *	2,080	160
ACADIA Pharmaceuticals Inc *	8,854	239
Addus HomeCare Corp *	910	80
ADMA Biologics Inc *	46,023	177
Agios Pharmaceuticals Inc *	3,180	87
Akero Therapeutics Inc *	250	12
Alector Inc *	26,820	146
Alignment Healthcare Inc *	15,810	92
Alkermes PLC *	7,590	222
ALX Oncology Holdings Inc *	33,436	142
AMN Healthcare Services Inc *	6,555	579
Amneal Pharmaceuticals Inc *	48,610	199
Amphastar Pharmaceuticals Inc *	4,720	252
AnaptysBio Inc *	2,300	45
ANI Pharmaceuticals Inc *	5,608	361
Anika Therapeutics Inc *	4,370	78
Apellis Pharmaceuticals Inc *	1,590	67
Arcellx Inc *	520	19
Arcturus Therapeutics Holdings Inc *	2,440	74
Atrion Corp	90	42
Aura Biosciences Inc *	2,040	21
Avanos Medical Inc *	2,740	58
Avita Medical Inc *	10,723	175
Axsome Therapeutics Inc *	2,550	206
Bridgebio Pharma Inc *	7,553	226
Brookdale Senior Living Inc, Cl A *	64,229	273
CareDx Inc *	22,760	212

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cassava Sciences Inc *	2,330	$49
Catalyst Pharmaceuticals Inc *	15,200	213
Charles River Laboratories International Inc *	472	98
Chemed Corp	496	254
Collegium Pharmaceutical Inc *	11,980	281
Community Health Systems Inc *	18,120	61
Computer Programs and Systems Inc *	15,540	253
Corcept Therapeutics Inc *	13,005	426
CorVel Corp *	670	145
Crinetics Pharmaceuticals Inc *	3,340	58
Cross Country Healthcare Inc *	2,140	55
Cullinan Oncology Inc *	2,500	26
Cymabay Therapeutics Inc *	18,649	256
Day One Biopharmaceuticals Inc *	1,900	26
Deciphera Pharmaceuticals Inc *	3,510	49
DENTSPLY SIRONA Inc	2,850	106
Disc Medicine Inc, Cl A *	5,121	271
Eagle Pharmaceuticals Inc/DE *	20,210	343
Edgewise Therapeutics Inc *	3,370	21
Emergent BioSolutions Inc *	37,060	174
Encompass Health Corp	3,940	280
Ensign Group Inc/The	14,390	1,442
Evolent Health Inc, Cl A *	6,195	158
Exelixis Inc *	15,760	353
Generation Bio Co *	15,421	74
Glaukos Corp *	3,573	268
Haemonetics Corp *	2,240	201
Halozyme Therapeutics Inc *	7,165	305
Harmony Biosciences Holdings Inc *	1,230	45
HealthStream Inc	18,756	394
Henry Schein Inc *	3,280	251
Heron Therapeutics Inc *(A)	49,145	81
HilleVax Inc *	1,460	20
Ideaya Biosciences Inc *	7,434	218
ImmunoGen Inc *	9,949	158
Immunovant Inc *	8,903	202
Inmode Ltd *	11,004	430
Innoviva Inc *	18,807	240
Inspire Medical Systems Inc *	2,690	610
Ionis Pharmaceuticals Inc *	3,460	139
iRadimed Corp *	10,593	490
Ironwood Pharmaceuticals Inc, Cl A *	58,500	515
iTeos Therapeutics Inc *	24,421	295
Jazz Pharmaceuticals PLC *	1,810	260
Kiniksa Pharmaceuticals Ltd, Cl A *	43,958	757
Kodiak Sciences Inc *	35,140	77
Krystal Biotech Inc *	2,523	314
Lantheus Holdings Inc *	6,495	445
LeMaitre Vascular Inc	1,550	90
Ligand Pharmaceuticals Inc *	990	65
Liquidia Corp *	3,820	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MacroGenics Inc *	12,210	$57
Madrigal Pharmaceuticals Inc *	430	77
Medpace Holdings Inc *	1,450	392
Merit Medical Systems Inc *	11,130	727
MiMedx Group Inc *	26,701	198
Mirum Pharmaceuticals Inc *	9,760	258
National HealthCare Corp	1,250	82
National Research Corp, Cl A	1,020	43
Neurocrine Biosciences Inc *	1,350	147
NextGen Healthcare Inc *	6,000	109
Nurix Therapeutics Inc *	21,950	187
OptimizeRx Corp *	5,630	48
Option Care Health Inc *	25,720	896
OraSure Technologies Inc *	81,120	524
Organogenesis Holdings Inc, Cl A *	91,898	257
Organon & Co	16,400	360
Orthofix Medical Inc *	7,330	155
Patterson Cos Inc	9,400	282
Pennant Group Inc/The *	11,470	137
Perrigo Co PLC	5,920	207
PetIQ Inc, Cl A *	9,000	172
Phibro Animal Health Corp, Cl A	3,100	43
PMV Pharmaceuticals Inc *	10,310	74
Point Biopharma Global Inc, Cl A *	5,950	47
Premier Inc, Cl A	5,520	119
Prestige Consumer Healthcare Inc *	9,850	575
Privia Health Group Inc *	3,130	82
PTC Therapeutics Inc *	290	11
QIAGEN NV *	2,910	132
Quanterix Corp *	7,145	192
QuidelOrtho Corp *	2,400	198
REGENXBIO Inc *	2,370	42
Rigel Pharmaceuticals Inc *	85,235	97
RxSight Inc *	8,564	248
Sana Biotechnology Inc *(A)	31,240	167
Select Medical Holdings Corp	7,300	213
Semler Scientific Inc *	6,538	172
Shockwave Medical Inc *	1,651	364
SIGA Technologies Inc *(A)	65,500	301
Simulations Plus Inc	2,610	116
Stoke Therapeutics Inc *	11,046	62
Supernus Pharmaceuticals Inc *	5,875	187
Surmodics Inc *	3,250	120
Sutro Biopharma Inc *	13,078	62
Syndax Pharmaceuticals Inc *	3,570	66
Tactile Systems Technology Inc *	3,359	64
Taro Pharmaceutical Industries Ltd *	540	21
Tenet Healthcare Corp *	3,200	248
Theravance Biopharma Inc *	4,530	43
TransMedics Group Inc *	8,425	553
Travere Therapeutics Inc *	2,450	35
UFP Technologies Inc *	1,882	331

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Therapeutics Corp *	3,700	$830
UroGen Pharma Ltd *	8,843	155
Utah Medical Products Inc	1,500	137
Vanda Pharmaceuticals Inc *	65,260	339
Varex Imaging Corp *	2,570	51
Ventyx Biosciences Inc *	2,400	80
Xencor Inc *	3,280	72
Y-mAbs Therapeutics Inc *	62,220	315
Zimvie Inc *	22,940	271

		29,162
Industrials — 19.8%
AAON Inc	2,666	168
AAR Corp *	2,130	131
ACCO Brands Corp	49,600	264
Acuity Brands Inc	1,180	190
ACV Auctions Inc, Cl A *	30,200	508
AGCO Corp	1,140	148
Alaska Air Group Inc *	6,400	269
Allison Transmission Holdings Inc	3,900	236
American Woodmark Corp *	3,200	249
Apogee Enterprises Inc	7,330	370
Applied Industrial Technologies Inc	1,890	292
ArcBest Corp	9,421	995
Archer Aviation Inc, Cl A *(A)	30,588	213
Arcosa Inc	3,264	255
Argan Inc	4,460	189
Aris Water Solutions Inc, Cl A	5,500	56
Astronics Corp *	24,246	425
Asure Software Inc *	5,380	67
Atkore Inc *	6,600	1,016
Babcock & Wilcox Enterprises Inc *	13,695	72
Barrett Business Services Inc	4,615	442
Blue Bird Corp *	22,350	488
Boise Cascade Co	3,101	339
BrightView Holdings Inc *	57,010	472
BWX Technologies Inc	3,480	257
CACI International Inc, Cl A *	840	276
Casella Waste Systems Inc, Cl A *	2,560	202
CBIZ Inc *	3,210	180
Cimpress PLC *	4,294	277
CIRCOR International Inc *	4,820	268
Clean Harbors Inc *	2,897	491
Comfort Systems USA Inc	1,634	302
Commercial Vehicle Group Inc *	47,361	436
CoreCivic Inc *‡	22,000	237
Costamare Inc	47,403	489
Covenant Logistics Group Inc, Cl A	5,780	284
CRA International Inc	290	32
Crane Co	7,950	724
CSG Systems International Inc	5,670	308
Curtiss-Wright Corp	2,587	538
Daseke Inc *	18,029	96

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deluxe Corp	7,700	$156
Distribution Solutions Group Inc *	2,270	117
Donaldson Co Inc	3,810	243
Ducommun Inc *	900	41
DXP Enterprises Inc/TX *	14,038	499
Eagle Bulk Shipping Inc (A)	6,990	306
EMCOR Group Inc	4,532	1,016
Encore Wire Corp	30	5
EnerSys	2,138	224
Ennis Inc	37,965	809
EnPro Industries Inc	1,303	178
ExlService Holdings Inc *	1,160	34
Exponent Inc	7,805	701
Federal Signal Corp	16,812	1,025
First Advantage Corp *	6,220	87
Forrester Research Inc *	3,021	93
Forward Air Corp	1,110	79
Franklin Covey Co *	10,999	469
Franklin Electric Co Inc	890	86
FTAI Aviation Ltd	18,102	669
FTI Consulting Inc *	4,457	828
Gates Industrial Corp PLC *	13,600	167
Genco Shipping & Trading Ltd	5,138	70
Genpact Ltd	4,570	171
Gibraltar Industries Inc *	150	11
Global Industrial Co	1,220	41
GMS Inc *	6,920	480
Heartland Express Inc	5,600	85
Heidrick & Struggles International Inc	8,827	234
Heritage-Crystal Clean Inc *	7,447	336
Hub Group Inc, Cl A *	2,250	176
Hubbell Inc, Cl B	1,080	352
Hudson Technologies Inc *	47,220	569
Huntington Ingalls Industries Inc	1,150	253
Huron Consulting Group Inc *	2,628	263
Hyster-Yale Materials Handling Inc	8,625	394
IBEX Holdings Ltd *	24,196	473
ICF International Inc	1,886	255
IES Holdings Inc *	2,561	192
Insteel Industries Inc	170	6
Interface Inc, Cl A	16,600	172
Karat Packaging Inc	1,896	47
KBR Inc	2,691	166
Kelly Services Inc, Cl A	23,050	426
Kforce Inc	2,050	128
Landstar System Inc	1,520	289
Lincoln Electric Holdings Inc	1,020	196
LSI Industries Inc	15,610	246
Luxfer Holdings PLC	2,370	29
Manitowoc Co Inc/The *	29,483	499
Marten Transport Ltd	5,800	122
Matson Inc	3,600	316

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matthews International Corp, Cl A	2,120	$89
McGrath RentCorp	300	30
MDU Resources Group Inc	6,500	132
Miller Industries Inc/TN	1,000	40
Mistras Group Inc *	15,134	81
Moog Inc, Cl A	1,540	179
MSA Safety Inc	2,909	531
MSC Industrial Direct Co Inc, Cl A	1,430	146
Mueller Industries Inc	12,360	954
MYR Group Inc *	7,129	1,013
National Presto Industries Inc	1,250	94
nVent Electric PLC	4,798	271
Owens Corning	2,087	300
PAM Transportation Services Inc *	9,918	229
Pangaea Logistics Solutions Ltd	28,000	158
Park Aerospace Corp	2,600	35
Park-Ohio Holdings Corp	21,819	408
Parsons Corp *	7,140	407
Powell Industries Inc	8,076	678
Preformed Line Products Co	1,170	198
Primoris Services Corp	21,588	764
Quad/Graphics Inc, Cl A *	21,039	108
Radiant Logistics Inc *	46,547	314
RBC Bearings Inc *	2,532	584
Resources Connection Inc	5,100	79
REV Group Inc	19,345	263
Rocket Lab USA Inc *	30,794	194
Rush Enterprises Inc, Cl A	4,800	199
Ryder System Inc	4,100	413
Safe Bulkers Inc	54,536	175
Schneider National Inc, Cl B	4,600	133
Science Applications International Corp	2,440	287
Simpson Manufacturing Co Inc	10,285	1,643
SkyWest Inc *	5,740	259
Snap-on Inc	660	177
SP Plus Corp *	8,258	323
SPX Technologies Inc *	2,567	203
Standex International Corp	2,526	388
Steelcase Inc, Cl A	31,770	288
Sterling Infrastructure Inc *	6,027	499
Tennant Co	1,190	98
Tetra Tech Inc	1,710	269
Textron Inc	4,130	321
Thermon Group Holdings Inc *	10,270	282
Trex Co Inc *	3,250	232
UFP Industries Inc	2,820	294
UniFirst Corp/MA	810	143
Universal Logistics Holdings Inc	11,000	298
Upwork Inc *	14,295	212
V2X Inc *	5,872	295
Veritiv Corp	470	79
Vertiv Holdings Co, Cl A	10,294	406

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vicor Corp *	3,184	$216
Wabash National Corp	13,147	296
Watts Water Technologies Inc, Cl A	290	55
Werner Enterprises Inc	1,350	56
Willis Lease Finance Corp *	1,690	72
WillScot Mobile Mini Holdings Corp, Cl A *	10,174	417
XPO Inc *	3,809	284

		45,671
Information Technology — 14.6%
8x8 Inc *	117,400	382
A10 Networks Inc	21,320	317
ACM Research Inc, Cl A *	40,176	705
Advanced Energy Industries Inc	2,430	287
Aehr Test Systems *	10,844	553
Agilysys Inc *	3,030	214
Alkami Technology Inc *	21,384	373
Altair Engineering Inc, Cl A *	10,335	687
Amdocs Ltd	3,300	294
American Software Inc/GA, Cl A	3,000	35
Amkor Technology Inc	20,600	576
Amplitude Inc, Cl A *	8,410	98
Appfolio Inc, Cl A *	2,051	395
Applied Digital Corp *	20,051	121
Applied Optoelectronics Inc *	14,423	199
AppLovin Corp, Cl A *	7,422	321
Arlo Technologies Inc *	44,363	433
Arrow Electronics Inc *	840	112
Aviat Networks Inc *	15,780	556
Avnet Inc	13,000	660
Axcelis Technologies Inc *	6,114	1,175
Badger Meter Inc	2,079	345
Bel Fuse Inc, Cl B	7,650	400
Belden Inc	1,882	177
Blackbaud Inc *	2,470	188
Box Inc, Cl A *	6,120	162
C3.ai Inc, Cl A *(A)	3,686	114
CCC Intelligent Solutions Holdings Inc *	6,690	72
Cirrus Logic Inc *	5,880	482
CommVault Systems Inc *	2,500	171
Confluent Inc, Cl A *	4,934	163
Crane NXT Co	13,735	815
Credo Technology Group Holding Ltd *	11,846	195
CTS Corp	2,080	93
Digi International Inc *	5,360	179
Diodes Inc *	4,190	343
Dolby Laboratories Inc, Cl A	260	22
Dropbox Inc, Cl A *	8,159	227
eGain Corp *	27,071	180
ePlus Inc *	1,770	117
Evolv Technologies Holdings Inc *	60,347	422
Extreme Networks Inc *	8,767	241
F5 Inc *	1,750	286

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fabrinet *	2,052	$330
Fastly Inc, Cl A *	12,727	303
Freshworks Inc, Cl A *	12,437	272
Hackett Group Inc/The	13,298	313
Immersion Corp	39,130	275
Information Services Group Inc	29,800	155
Insight Enterprises Inc *	1,590	255
Instructure Holdings Inc *	1,470	38
InterDigital Inc	2,534	220
IonQ Inc *(A)	15,144	260
Itron Inc *	3,082	211
Jabil Inc	2,030	232
Kimball Electronics Inc *	14,230	430
Kyndryl Holdings Inc *	3,290	56
Littelfuse Inc	560	150
MACOM Technology Solutions Holdings Inc *	3,646	308
Manhattan Associates Inc *	1,620	328
MeridianLink Inc *	2,040	36
Mitek Systems Inc *	5,894	66
Model N Inc *	2,420	65
N-able Inc *	4,920	66
NetScout Systems Inc *	4,000	115
Nova Ltd *	7,870	1,015
Novanta Inc *	5,159	861
NVE Corp	390	34
Olo Inc, Cl A *	13,130	85
Onto Innovation Inc *	3,248	451
OSI Systems Inc *	2,715	370
PAR Technology Corp *	5,498	239
PC Connection Inc	11,775	625
Photronics Inc *	25,654	610
Power Integrations Inc	1,490	125
Progress Software Corp	3,350	204
PROS Holdings Inc *	17,070	612
PTC Inc *	2,100	309
Pure Storage Inc, Cl A *	6,574	241
Qorvo Inc *	20	2
Qualys Inc *	1,700	265
Rambus Inc *	22,072	1,246
Ribbon Communications Inc *	18,850	56
Rimini Street Inc *	23,200	56
Sanmina Corp *	9,710	541
Sapiens International Corp NV	2,500	75
ScanSource Inc *	8,990	295
Silicon Laboratories Inc *	1,607	217
SMART Global Holdings Inc *	13,000	336
SolarWinds Corp *	9,840	105
Sprinklr Inc, Cl A *	15,111	229
Sprout Social Inc, Cl A *	5,495	294
SPS Commerce Inc *	8,040	1,496
Super Micro Computer Inc *	5,164	1,421

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TD SYNNEX Corp	130	$13
Teradata Corp *	3,400	157
TTM Technologies Inc *	12,536	187
Unisys Corp *	16,140	65
Universal Display Corp	1,393	226
Veeco Instruments Inc *	10,269	300
Vishay Intertechnology Inc	31,337	860
Vishay Precision Group Inc *	22,555	812
Zeta Global Holdings Corp, Cl A *	28,450	231

		33,637
Materials — 3.3%
AdvanSix Inc	8,500	281
Alpha Metallurgical Resources Inc	1,166	236
AptarGroup Inc	1,808	240
Arch Resources Inc (A)	1,100	144
Balchem Corp	1,650	232
Chase Corp	2,091	264
Clearwater Paper Corp *	14,380	551
Commercial Metals Co	15,200	856
Eagle Materials Inc	1,232	233
Greif Inc, Cl A	9,500	690
Hawkins Inc	2,440	152
Haynes International Inc	6,883	336
Knife River Corp *	1,625	84
Koppers Holdings Inc	10,300	394
NewMarket Corp	400	188
Novagold Resources Inc *	20,600	85
O-I Glass Inc *	19,200	381
Olympic Steel Inc	7,807	418
Packaging Corp of America	440	66
Reliance Steel & Aluminum Co	1,230	350
Royal Gold Inc	2,280	256
Silgan Holdings Inc	5,500	248
Sonoco Products Co	3,680	211
SSR Mining Inc	11,920	177
SunCoke Energy Inc	29,290	272
Tredegar Corp *	15,900	80
Tronox Holdings PLC	11,600	158
United States Lime & Minerals Inc	110	24

		7,607
Real Estate — 3.6%
Alexander & Baldwin Inc ‡	4,810	87
Alexander's Inc ‡	170	33
American Assets Trust Inc ‡	16,100	345
Apple Hospitality Inc ‡	23,200	348
Armada Hoffler Properties Inc ‡	5,080	58
Ashford Hospitality Trust Inc *‡	515	2
Braemar Hotels & Resorts Inc ‡	30,980	84
Camden Property Trust ‡	830	89
Centerspace ‡	1,080	70
Community Healthcare Trust Inc ‡	1,900	63

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CTO Realty Growth Inc ‡	1,700	$30
EastGroup Properties Inc ‡	1,360	244
Elme Communities ‡	1,550	24
EPR Properties ‡	9,700	434
Equity Commonwealth *‡	6,200	118
Equity LifeStyle Properties Inc ‡	3,290	220
First Industrial Realty Trust Inc ‡	4,410	229
Forestar Group Inc *	17,655	503
Franklin Street Properties Corp ‡	27,400	53
FRP Holdings Inc *	480	27
Gaming and Leisure Properties Inc ‡	1,160	55
Getty Realty Corp ‡	3,800	114
Gladstone Commercial Corp ‡	10,600	139
Global Net Lease Inc ‡	18,300	208
Hersha Hospitality Trust, Cl A ‡	10,380	102
Industrial Logistics Properties Trust ‡	14,200	56
Innovative Industrial Properties Inc, Cl A ‡	1,800	157
Kite Realty Group Trust ‡	33,500	756
Necessity Retail Inc/The ‡	29,100	218
NNN REIT Inc ‡	4,310	170
Office Properties Income Trust ‡	13,400	99
One Liberty Properties Inc ‡	1,500	29
Orion Office Inc ‡	40,180	234
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	157
PotlatchDeltic Corp ‡	850	40
Regency Centers Corp ‡	2,584	161
RLJ Lodging Trust ‡	24,400	244
RMR Group Inc/The, Cl A	5,680	144
Ryman Hospitality Properties Inc ‡	770	65
Sabra Health Care REIT Inc ‡	34,700	435
Saul Centers Inc ‡	950	36
Service Properties Trust ‡	21,900	181
St Joe Co/The	3,870	239
Tanger Factory Outlet Centers Inc ‡	32,752	761
Terreno Realty Corp ‡	1,940	118
Uniti Group Inc ‡	34,365	185
Universal Health Realty Income Trust ‡	2,360	110

		8,274
Utilities — 1.5%
ALLETE Inc	3,060	168
American States Water Co	2,070	174
Artesian Resources Corp, Cl A	1,000	46
Avista Corp	3,680	123
Black Hills Corp	3,310	182
Brookfield Infrastructure Corp, Cl A	200	8
California Water Service Group	3,040	153
Chesapeake Utilities Corp	1,260	139
Genie Energy Ltd, Cl B (A)	8,770	134
IDACORP Inc	2,170	208

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGE Energy Inc	2,090	$151
Middlesex Water Co	360	27
National Fuel Gas Co	8,800	473
New Jersey Resources Corp	4,430	187
NiSource Inc	4,760	127
Northwest Natural Holding Co	2,330	92
NorthWestern Corp	3,230	163
OGE Energy Corp	1,240	42
ONE Gas Inc	2,750	199
Ormat Technologies Inc	1,940	147
Otter Tail Corp	2,350	194
Portland General Electric Co	4,660	204
Pure Cycle Corp *	5,060	56
Unitil Corp	2,150	105
York Water Co/The	1,600	65

		3,567
Total Common Stock
(Cost $200,500) ($ Thousands)		225,302

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, LP
5.360% **†(B)	2,511,885	2,512

Total Affiliated Partnership
(Cost $2,511) ($ Thousands)		2,512

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	5,422,000	5,422

Total Cash Equivalent
(Cost $5,422) ($ Thousands)		5,422

Total Investments in Securities — 101.3%
(Cost $208,433) ($ Thousands)		$233,236

Percentages are based on Net Assets of $230,233 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $2,512 ($ Thousands).

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3,434	$8,291	$(9,213)	$ —	$ —	$2,512	$11	$ —
SEI Daily Income Trust, Government Fund, Institutional Class	4,698	13,442	(12,718)	—	—	5,422	70	—
Totals	$8,132	$21,733	$(21,931)	$—	$—	$7,934	$81	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%

Communication Services — 3.2%
Advantage Solutions Inc *	25,860	$73
Angi, Cl A *	45,604	112
Atlanta Braves Holdings Inc, Cl A *	1,991	83
Atlanta Braves Holdings Inc, Cl C *	4,108	151
Cable One Inc	844	549
Cargurus Inc, Cl A *	16,222	294
Cinemark Holdings Inc *	116,113	1,890
Cogent Communications Holdings Inc	9,123	644
EchoStar Corp, Cl A *	3,970	69
Eventbrite Inc, Cl A *	26,220	266
Gambling.com Group Ltd *	12,626	179
IDT Corp, Cl B *	6,290	147
Liberty Latin America Ltd, Cl A *	32,524	291
Lions Gate Entertainment Corp, Cl A *	59,391	470
MediaAlpha Inc, Cl A *	7,670	64
Nexstar Media Group Inc, Cl A	3,431	559
Reservoir Media Inc *	16,478	90
Shutterstock Inc	10,539	444
Spok Holdings Inc	15,890	226
TechTarget Inc *	5,746	165
TEGNA Inc	18,209	301
Thryv Holdings Inc *	11,350	232
Vimeo Inc *	18,870	75
Vivid Seats Inc, Cl A *	11,202	81
Yelp Inc, Cl A *	5,901	253
Ziff Davis Inc *	7,214	481
ZipRecruiter Inc, Cl A *	17,267	262

		8,451
Consumer Discretionary — 11.7%
2U Inc *	47,290	150
Aaron's Co Inc/The	33,255	401
Abercrombie & Fitch Co, Cl A *	4,488	241
Accel Entertainment Inc *	12,160	145
Advance Auto Parts Inc	4,124	284
American Eagle Outfitters Inc	23,674	402
Atmus Filtration Technologies Inc *(A)	7,161	165
Bally's Corp *	9,540	158
Beazer Homes USA Inc *	8,969	263
Biglari Holdings Inc, Cl B *	1,332	248
BJ's Restaurants Inc *	13,230	389
Bloomin' Brands Inc	78,105	2,192
Bluegreen Vacations Holding Corp, Cl A	12,203	438
Brinker International Inc *	55,661	1,822
Brunswick Corp/DE	8,388	664
Build-A-Bear Workshop Inc	14,350	378
Canada Goose Holdings Inc *(A)	7,869	124
Carrols Restaurant Group Inc *	42,900	299
Carter's Inc	10,459	749
Century Casinos Inc *	15,341	100
Cheesecake Factory Inc/The	11,069	353

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chico's FAS Inc *	17,870	$92
Churchill Downs Inc	5,719	716
Chuy's Holdings Inc *	6,940	264
Clarus Corp	12,371	89
Deckers Outdoor Corp *	338	179
Denny's Corp *	12,450	119
Destination XL Group Inc *	22,252	101
Dick's Sporting Goods Inc	1,716	200
Domino's Pizza Inc	1,688	654
Dorman Products Inc *	6,721	555
El Pollo Loco Holdings Inc	6,110	58
Ethan Allen Interiors Inc	8,370	263
Everi Holdings Inc *	18,945	274
First Watch Restaurant Group Inc *	25,578	489
Frontdoor Inc *	3,395	111
Goodyear Tire & Rubber Co/The *	22,808	294
Grand Canyon Education Inc *	1,435	168
Hanesbrands Inc	13,579	71
Hasbro Inc	3,253	234
Hooker Furnishings Corp	4,068	88
Hovnanian Enterprises Inc, Cl A *	4,160	494
Inspired Entertainment Inc *	34,232	451
KB Home	3,178	161
Kura Sushi USA Inc, Cl A *	2,011	176
Latham Group Inc *	23,919	88
Legacy Housing Corp *	16,286	369
Lindblad Expeditions Holdings Inc *	12,411	112
M/I Homes Inc *	2,155	212
Marine Products Corp	6,456	90
MarineMax Inc *	2,780	92
MasterCraft Boat Holdings Inc *	16,180	352
Meritage Homes Corp	1,602	223
Modine Manufacturing Co *	43,332	2,062
Monarch Casino & Resort Inc	2,500	168
Monro Inc	1,931	63
Movado Group Inc	13,256	363
Murphy USA Inc	4,017	1,276
National Vision Holdings Inc *	4,163	76
NEOGAMES SA *	5,510	148
OneSpaWorld Holdings Ltd *	21,544	246
Oxford Industries Inc	2,962	299
PlayAGS Inc *	70,207	480
Pool Corp	1,634	597
Potbelly Corp *	23,116	185
Sally Beauty Holdings Inc *	12,160	124
Shake Shack Inc, Cl A *	3,580	251
Skechers USA Inc, Cl A *	5,710	287
Steven Madden Ltd	15,010	518
Stoneridge Inc *	16,906	347
Target Hospitality Corp *	13,890	221
Taylor Morrison Home Corp, Cl A *	3,346	159
TopBuild Corp *	974	283

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Topgolf Callaway Brands Corp *	32,301	$563
Travel + Leisure Co	14,406	579
Tri Pointe Homes Inc *	5,268	164
Urban Outfitters Inc *	52,487	1,743
Valvoline Inc	17,490	602
Vera Bradley Inc *	18,500	133
Wingstop Inc	4,315	693
WW International Inc *	2,799	27
Xponential Fitness Inc, Cl A *	13,460	292
YETI Holdings Inc *	5,986	299

		31,052
Consumer Staples — 4.8%
Beauty Health Co/The *	19,597	121
BellRing Brands Inc *	5,767	239
Casey's General Stores Inc	2,914	712
Celsius Holdings Inc *	1,347	264
Duckhorn Portfolio Inc/The *	37,808	470
elf Beauty Inc *	2,318	322
Hain Celestial Group Inc/The *	19,934	211
Hostess Brands Inc, Cl A *	18,519	527
Ingles Markets Inc, Cl A	2,849	223
Ingredion Inc	6,706	690
Inter Parfums Inc	5,474	765
Lancaster Colony Corp	2,494	412
Medifast Inc	13,204	1,114
MGP Ingredients Inc	4,053	486
Natural Grocers by Vitamin Cottage Inc	16,617	210
Nature's Sunshine Products Inc *	5,633	95
NuVasive Inc *	9,779	389
Oil-Dri Corp of America	3,070	207
Performance Food Group Co *	11,622	722
Pilgrim's Pride Corp *	78,450	1,974
Sovos Brands Inc *	9,210	206
TreeHouse Foods Inc *	19,015	885
Turning Point Brands Inc	14,196	349
USANA Health Sciences Inc *	4,470	287
Village Super Market Inc, Cl A	10,206	230
Vita Coco Co Inc/The *	6,690	189
Vital Farms Inc *	32,430	382

		12,681
Energy — 8.1%
Archrock Inc	19,972	255
Berry Corp	58,034	497
Borr Drilling Ltd *	28,186	197
Bristow Group Inc *	9,459	262
Cactus Inc, Cl A	13,717	732
California Resources Corp	4,293	240
Centrus Energy Corp, Cl A *	10,700	508
ChampionX Corp	23,966	865
Chord Energy Corp	4,657	752
Civitas Resources Inc	20,264	1,666

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CNX Resources Corp *	16,703	$373
CONSOL Energy Inc	2,659	229
Crescent Point Energy (A)	34,721	285
Delek US Holdings Inc	80,023	2,061
Diamond Offshore Drilling Inc *	12,738	189
DMC Global Inc *	21,553	518
Dorian LPG Ltd	10,222	264
Excelerate Energy Inc, Cl A	23,910	445
Expro Group Holdings NV *	12,132	285
Gulfport Energy Corp *	2,055	243
Helix Energy Solutions Group Inc *	29,700	301
HF Sinclair Corp	10,812	596
Matador Resources Co	11,601	737
NCS Multistage Holdings Inc *	2,241	38
Newpark Resources Inc *	6,118	37
Noble Corp PLC	5,640	297
Northern Oil and Gas Inc	27,505	1,151
Oceaneering International Inc *	10,850	247
Oil States International Inc *	14,970	117
Permian Resources Corp, Cl A	89,954	1,276
Ranger Energy Services Inc, Cl A	36,092	430
REX American Resources Corp *	7,868	311
RPC Inc	33,530	268
Select Water Solutions Inc, Cl A	16,590	134
SFL Corp Ltd	26,185	296
Solaris Oilfield Infrastructure Inc, Cl A	44,902	472
Southwestern Energy Co *	234,949	1,593
TechnipFMC PLC	12,418	236
Teekay Corp *	64,590	414
TETRA Technologies Inc *	83,510	458
Tidewater Inc *	4,573	297
Transocean Ltd *	26,058	213
VAALCO Energy Inc	59,370	246
Viper Energy Partners LP	5,369	149
Weatherford International PLC *	4,182	370

		21,550
Financials — 16.7%
AFC Gamma Inc ‡	5,632	75
Amalgamated Financial Corp	4,120	74
A-Mark Precious Metals Inc	7,180	245
Ambac Financial Group Inc *	27,350	352
American Equity Investment Life Holding Co	31,659	1,700
Arrow Financial Corp	108	2
AssetMark Financial Holdings Inc *	17,975	519
Atlanticus Holdings Corp *	9,783	341
AvidXchange Holdings Inc *	8,550	88
Banco Latinoamericano de Comercio Exterior SA, Cl E	11,088	262
Bank OZK (A)	16,830	676
Byline Bancorp Inc	5,720	121
Capital Bancorp Inc	5,090	98
Carter Bankshares Inc *	6,938	99

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cass Information Systems Inc	5,380	$206
Chimera Investment Corp ‡	84,574	512
City Holding Co	4,269	390
Civista Bancshares Inc	7,735	131
CNO Financial Group Inc	87,900	2,057
Coastal Financial Corp/WA *	8,128	358
Cohen & Steers Inc	9,586	625
Columbia Banking System Inc	131,921	2,702
Comerica Inc	12,104	582
Crawford & Co, Cl A	37,854	405
CrossFirst Bankshares Inc *	10,270	110
Enova International Inc *	1,880	95
Esquire Financial Holdings Inc	6,538	306
FactSet Research Systems Inc	1,416	618
Federal Agricultural Mortgage Corp, Cl C	1,312	221
First American Financial Corp	11,136	687
First Commonwealth Financial Corp	87,129	1,139
First Community Bankshares Inc	8,010	248
First Financial Corp/IN	2,670	98
First Interstate BancSystem Inc, Cl A	31,584	818
FNB Corp/PA	105,934	1,232
GCM Grosvenor Inc (A)	–	—
Globe Life Inc	4,793	535
Great Southern Bancorp Inc	3,720	188
Hamilton Lane Inc, Cl A	8,714	809
Hanmi Financial Corp	4,060	70
Hanover Insurance Group Inc/The	5,418	578
HBT Financial Inc	11,640	218
HCI Group Inc (A)	1,900	101
Heritage Commerce Corp	20,215	175
Home BancShares Inc/AR	30,174	669
HomeTrust Bancshares Inc	7,930	181
I3 Verticals Inc, Cl A *	3,992	94
Independent Bank Corp	12,590	680
Independent Bank Corp/MI	6,815	130
International Money Express Inc *	21,823	378
Jack Henry & Associates Inc	3,840	602
Jackson Financial Inc, Cl A	25,167	946
KeyCorp	90,182	1,022
Kinsale Capital Group Inc	1,661	662
Lincoln National Corp	71,666	1,839
Macatawa Bank Corp	24,529	225
Mercantile Bank Corp	5,421	181
Merchants Bancorp/IN	17,150	500
Metrocity Bankshares Inc	3,169	62
MGIC Investment Corp	33,522	589
Morningstar Inc	2,342	545
Mr Cooper Group Inc *	3,913	222
National Bank Holdings Corp, Cl A	8,193	258
National Western Life Group Inc, Cl A	410	186
New York Community Bancorp Inc	21,635	266
NMI Holdings Inc, Cl A *	22,861	654

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northrim BanCorp Inc	1,500	$62
OFG Bancorp	11,701	353
Old National Bancorp/IN	162,945	2,487
Old Second Bancorp Inc	15,970	231
Orrstown Financial Services Inc	7,033	152
Paysafe Ltd *	20,611	270
Peapack-Gladstone Financial Corp	4,354	119
PennyMac Financial Services Inc	2,953	212
Peoples Bancorp Inc/OH	3,040	78
Peoples Financial Services Corp	2,893	126
Pinnacle Financial Partners Inc	11,522	767
Primerica Inc	5,061	1,017
Prosperity Bancshares Inc	8,251	469
Regional Management Corp	11,534	317
Remitly Global Inc *	10,437	263
Repay Holdings Corp, Cl A *	13,870	128
Security National Financial Corp, Cl A *	7,110	58
Selectquote Inc *	112,200	137
Sierra Bancorp	7,930	158
SoFi Technologies Inc *	20,491	177
Southern Missouri Bancorp Inc	1,540	65
Stellar Bancorp Inc	3,729	79
StepStone Group Inc, Cl A	6,761	209
Summit Financial Group Inc	3,330	82
Universal Insurance Holdings Inc	25,191	319
Univest Financial Corp	29,206	525
Valley National Bancorp	75,745	695
Wintrust Financial Corp	13,287	1,031
WisdomTree Inc	28,121	205
World Acceptance Corp *	3,790	511
Zions Bancorp NA	31,120	1,105

		44,164
Health Care — 11.9%
4D Molecular Therapeutics Inc *	5,578	91
ACADIA Pharmaceuticals Inc *	8,555	231
ADMA Biologics Inc *	44,466	171
Alector Inc *	27,750	151
Alignment Healthcare Inc *	16,300	95
ALX Oncology Holdings Inc *	34,568	147
Amedisys Inc *	7,737	725
AMN Healthcare Services Inc *	23,745	2,099
Amneal Pharmaceuticals Inc *	50,300	206
ANI Pharmaceuticals Inc *	4,769	307
Anika Therapeutics Inc *	3,290	59
Arcturus Therapeutics Holdings Inc *	2,565	78
Arvinas Inc *	4,854	137
Avita Medical Inc *	10,361	169
Axogen Inc *	11,141	70
Axsome Therapeutics Inc *	2,464	199
Bridgebio Pharma Inc *	7,298	218
Brookdale Senior Living Inc, Cl A *	66,288	282
C4 Therapeutics Inc *	21,990	64

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CareDx Inc *	23,610	$220
Cassava Sciences Inc *(A)	–	—
Certara Inc *	7,662	124
Chemed Corp	1,117	571
Collegium Pharmaceutical Inc *	43,025	1,008
Community Health Systems Inc *	18,790	64
Computer Programs and Systems Inc *	2,836	46
Corcept Therapeutics Inc *	8,217	269
Cross Country Healthcare Inc *	79,123	2,038
Cymabay Therapeutics Inc *	18,018	248
Definitive Healthcare Corp, Cl A *	9,879	93
Disc Medicine Inc, Cl A *	4,388	232
Eagle Pharmaceuticals Inc/DE *	13,020	221
Emergent BioSolutions Inc *	38,320	180
Encompass Health Corp	26,950	1,915
Ensign Group Inc/The	8,633	865
Envista Holdings Corp *	17,629	564
Generation Bio Co *	15,870	76
Glaukos Corp *	3,452	259
HealthEquity Inc *	3,023	204
HealthStream Inc	15,696	330
Heron Therapeutics Inc *(A)	50,525	83
Ideaya Biosciences Inc *	7,183	211
ImmunoGen Inc *	9,612	152
Immunovant Inc *	8,602	195
Inhibrx Inc *	4,442	95
Inmode Ltd *	5,632	220
Innoviva Inc *	14,911	190
Integra LifeSciences Holdings Corp *	42,920	1,826
iRadimed Corp	10,311	477
iTeos Therapeutics Inc *	25,242	305
Kiniksa Pharmaceuticals Ltd, Cl A *	47,318	815
Kodiak Sciences Inc *	36,260	80
Krystal Biotech Inc *	1,316	164
LeMaitre Vascular Inc	11,655	674
MacroGenics Inc *	12,640	59
MaxCyte Inc *	25,650	94
Merit Medical Systems Inc *	3,115	203
MiMedx Group Inc *	25,797	191
Mirum Pharmaceuticals Inc *	10,060	266
Nevro Corp *	4,876	98
Nurix Therapeutics Inc *	22,690	193
Nuvalent Inc, Cl A *	2,038	93
Omnicell Inc *	1,037	59
OptimizeRx Corp *	5,807	49
OraSure Technologies Inc *	78,200	505
Organogenesis Holdings Inc, Cl A *	94,999	266
ORIC Pharmaceuticals Inc *(A)	12,323	110
Orthofix Medical Inc *	7,620	161
Paragon 28 Inc *	9,721	139
Pediatrix Medical Group Inc *	7,351	104
Pennant Group Inc/The *	11,910	143

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perrigo Co PLC	18,573	$650
PetIQ Inc, Cl A *	9,340	178
PMV Pharmaceuticals Inc *	10,710	77
Prestige Consumer Healthcare Inc *	19,493	1,137
Privia Health Group Inc *	3,220	85
PROCEPT BioRobotics Corp *(A)	1,383	47
Quanterix Corp *	6,903	185
Quest Diagnostics Inc	4,275	562
QuidelOrtho Corp *	11,353	935
Relay Therapeutics Inc *	6,877	70
Rigel Pharmaceuticals Inc *	88,008	100
RxSight Inc *	8,274	240
Sana Biotechnology Inc *(A)	32,298	173
SIGA Technologies Inc (A)	67,590	310
Sight Sciences Inc *	10,519	69
Silk Road Medical Inc *	6,431	124
Simulations Plus Inc	1,500	67
Sonendo Inc *(A)	30,683	30
SpringWorks Therapeutics Inc *	4,073	115
STERIS PLC	3,513	807
Stoke Therapeutics Inc *	11,487	65
Surmodics Inc *	3,350	123
Sutro Biopharma Inc *	13,559	64
Tactile Systems Technology Inc *	3,484	66
Tandem Diabetes Care Inc *	2,510	69
TransMedics Group Inc *	1,191	78
UFP Technologies Inc *	1,113	196
UroGen Pharma Ltd *(A)	8,544	149
US Physical Therapy Inc	6,781	684
Utah Medical Products Inc	1,102	101
Vanda Pharmaceuticals Inc *	67,513	350
Veracyte Inc *	4,847	128
Y-mAbs Therapeutics Inc *	64,260	326
Zimvie Inc *	6,940	82

		31,688
Industrials — 20.9%
AAON Inc	2,576	162
ABM Industries Inc	58,109	2,639
ACCO Brands Corp	210,522	1,122
ACV Auctions Inc, Cl A *	18,203	306
Air Lease Corp, Cl A	14,351	585
Alight Inc, Cl A *	58,164	444
Allison Transmission Holdings Inc	9,639	583
ArcBest Corp	2,049	216
Archer Aviation Inc, Cl A *(A)	29,553	206
Arcosa Inc	3,154	247
Argan Inc	3,450	147
Aris Water Solutions Inc, Cl A	5,650	58
Astronics Corp *	25,081	440
Asure Software Inc *	5,580	70
AZEK Co Inc/The, Cl A *	21,528	732
Babcock & Wilcox Enterprises Inc *	14,143	74

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Barrett Business Services Inc	4,133	$395
Blue Bird Corp *	23,100	505
Boise Cascade Co	2,446	268
Booz Allen Hamilton Holding Corp, Cl A	6,672	756
BrightView Holdings Inc *	58,990	488
Broadridge Financial Solutions Inc	4,112	766
BWX Technologies Inc	21,024	1,551
Byrna Technologies Inc *(A)	20,777	72
CACI International Inc, Cl A *	2,466	809
Carlisle Cos Inc	2,342	616
Cimpress PLC *	6,666	431
CIRCOR International Inc *	14,383	801
Clean Harbors Inc *	6,955	1,178
Comfort Systems USA Inc	1,578	291
Commercial Vehicle Group Inc *	48,965	451
Costamare Inc	48,905	504
Covenant Logistics Group Inc, Cl A	4,960	244
Curtiss-Wright Corp	1,195	249
Daseke Inc *	18,761	99
Distribution Solutions Group Inc *	2,300	118
DXP Enterprises Inc/TX *	14,523	517
Eagle Bulk Shipping Inc (A)	7,220	316
EMCOR Group Inc	6,946	1,558
Enerpac Tool Group Corp, Cl A	14,434	378
EnerSys	2,065	217
Ennis Inc	24,552	523
EnPro Industries Inc	7,653	1,044
Enviri Corp *	22,574	168
ExlService Holdings Inc *	17,595	514
Federal Signal Corp	2,649	161
First Advantage Corp	6,410	89
Forrester Research Inc *	11,982	367
Franklin Covey Co *	11,372	485
FTAI Aviation Ltd	8,107	300
Gates Industrial Corp PLC *	35,114	431
Genco Shipping & Trading Ltd	5,122	70
GFL Environmental Inc	20,533	665
GMS Inc *	2,435	169
Heartland Express Inc	4,774	72
Heidrick & Struggles International Inc	7,473	198
Heritage-Crystal Clean Inc *	15,379	694
Hexcel Corp	7,660	561
Hudson Technologies Inc *	80,066	966
Huron Consulting Group Inc *	17,043	1,703
Hyster-Yale Materials Handling Inc	8,927	408
IBEX Holdings Ltd *	24,080	471
ICF International Inc	1,822	246
IES Holdings Inc *	2,474	185
Insperity Inc	6,481	657
ITT Inc	10,224	1,046
John Bean Technologies Corp	999	110
Kadant Inc	771	169

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Karat Packaging Inc	1,966	$49
KBR Inc	2,600	160
Kelly Services Inc, Cl A	13,050	241
Kennametal Inc	9,738	258
Kirby Corp *	3,370	279
Korn Ferry	11,993	611
Landstar System Inc	3,140	596
Legalzoom.com Inc *	18,418	210
LSI Industries Inc	16,130	254
Manitowoc Co Inc/The *	30,541	517
Masonite International Corp *	7,035	723
Matson Inc	3,948	347
Mistras Group Inc *	15,623	83
Montrose Environmental Group Inc *	1,813	70
MSA Safety Inc	1,332	243
MYR Group Inc *	1,869	266
National Presto Industries Inc	820	61
Nordson Corp	2,669	652
nVent Electric PLC	4,636	262
Owens Corning	2,017	290
PAM Transportation Services Inc *	9,635	222
Park-Ohio Holdings Corp	14,376	269
Parsons Corp *	4,551	259
Powell Industries Inc	7,235	608
Preformed Line Products Co	970	164
Primoris Services Corp	7,718	273
Radiant Logistics Inc *	42,591	287
RB Global Inc	8,800	543
Regal Rexnord Corp	4,419	717
REV Group Inc	19,990	271
Rocket Lab USA Inc *	34,867	220
Safe Bulkers Inc	56,276	181
Simpson Manufacturing Co Inc	2,165	346
SkyWest Inc *	5,546	250
SP Plus Corp *	11,309	443
SPX Technologies Inc *	2,480	196
Standex International Corp	12,485	1,918
Steelcase Inc, Cl A	32,922	299
Sterling Infrastructure Inc *	6,077	503
Tennant Co	1,840	152
Terex Corp	14,984	908
Tetra Tech Inc	4,384	690
Thermon Group Holdings Inc *	10,620	292
TransUnion	7,516	610
Trex Co Inc *	3,140	224
TTEC Holdings Inc	10,484	312
UFP Industries Inc	5,404	564
UniFirst Corp/MA	2,832	499
Upwork Inc *	13,812	205
V2X Inc *	6,092	306
Valmont Industries Inc	3,924	995
Vertiv Holdings Co, Cl A	9,946	392

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vicor Corp *	3,077	$209
WESCO International Inc	3,605	583
Willis Lease Finance Corp *	1,750	75
XPO Inc *	3,681	275

		55,513
Information Technology — 10.9%
8x8 Inc *	162,376	528
A10 Networks Inc	15,300	228
ACM Research Inc, Cl A *	41,528	729
Advanced Energy Industries Inc	2,347	277
Aehr Test Systems *	4,777	244
Alkami Technology Inc *	40,473	705
Allegro MicroSystems Inc *	6,030	231
Amplitude Inc, Cl A *	8,760	102
Appfolio Inc, Cl A *	1,373	265
Applied Digital Corp *(A)	19,373	117
Applied Optoelectronics Inc *(A)	13,935	192
AppLovin Corp, Cl A *	7,171	310
Arlo Technologies Inc *	44,498	435
Aviat Networks Inc *	7,090	250
Axcelis Technologies Inc *	1,671	321
Badger Meter Inc	1,787	297
Belden Inc	7,823	735
C3.ai Inc, Cl A *(A)	3,561	110
Clearfield Inc *	5,742	202
Clearwater Analytics Holdings, Cl A *	6,306	114
Cognex Corp	10,839	510
Confluent Inc, Cl A *	4,767	158
Consensus Cloud Solutions Inc *	12,577	402
Credo Technology Group Holding Ltd *	11,445	188
Diodes Inc *	6,321	517
Dropbox Inc, Cl A *	7,883	219
eGain Corp *	24,834	165
Entegris Inc	4,157	421
Evolv Technologies Holdings Inc *	37,128	259
Extreme Networks Inc *	8,471	233
Fabrinet *	1,983	319
Fastly Inc, Cl A *	12,296	292
Freshworks Inc, Cl A *	12,016	263
Hackett Group Inc/The	9,291	219
Harmonic Inc *	95,276	1,018
Immersion Corp	15,610	110
InterDigital Inc	2,448	212
IonQ Inc *(A)	14,632	251
Itron Inc *	2,978	204
Kimball Electronics Inc *	6,760	204
Kulicke & Soffa Industries Inc	12,336	638
Littelfuse Inc	2,369	633
Lumentum Holdings Inc *	13,576	735
MACOM Technology Solutions Holdings Inc *	3,523	298
Mirion Technologies Inc, Cl A *	41,725	356

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitek Systems Inc *	6,417	$72
Monday.com Ltd *	618	110
National Instruments Corp	4,868	290
Olo Inc, Cl A *	13,540	87
Onto Innovation Inc *	3,138	436
OSI Systems Inc *	1,521	207
PagerDuty Inc *	10,440	269
PAR Technology Corp *	5,312	231
PC Connection Inc	10,290	547
Photronics Inc *	122,626	2,914
Power Integrations Inc	7,788	654
Pure Storage Inc, Cl A *	6,352	232
Rambus Inc *	3,673	207
Ribbon Communications Inc *	19,630	58
Rimini Street Inc *	23,920	58
Silicon Laboratories Inc *	3,037	410
Silicon Motion Technology Corp ADR *	36,546	1,985
SolarWinds Corp *	5,740	61
Sprinklr Inc, Cl A *	14,600	221
Super Micro Computer Inc *	6,860	1,887
Unisys Corp *	16,490	66
Universal Display Corp	5,839	949
Veeco Instruments Inc *	6,521	190
Viavi Solutions Inc *	82,479	862
Vishay Intertechnology Inc	7,640	210
Vishay Precision Group Inc *	11,590	417

		28,846
Materials — 4.1%
Alpha Metallurgical Resources Inc	1,126	228
AptarGroup Inc	1,747	232
Axalta Coating Systems Ltd *	27,102	767
Cabot Corp	5,634	408
Chase Corp	1,486	188
Clearwater Paper Corp *	14,860	569
Commercial Metals Co	36,782	2,070
Eagle Materials Inc	1,190	225
Element Solutions Inc	24,863	513
Haynes International Inc	7,021	343
Ingevity Corp *	14,361	774
Innospec Inc	3,373	362
Livent Corp *(A)	35,728	767
O-I Glass Inc *	22,368	444
Olympic Steel Inc	8,008	429
Quaker Chemical Corp	3,104	551
Ranpak Holdings Corp, Cl A *	28,417	180
Reliance Steel & Aluminum Co	3,213	916
Silgan Holdings Inc	13,383	604
SunCoke Energy Inc	30,320	282

		10,852
Real Estate — 3.0%
Braemar Hotels & Resorts Inc ‡	32,000	87

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Corporate Office Properties Trust ‡	22,356	$579
CTO Realty Growth Inc ‡(A)	–	—
CubeSmart ‡	13,017	543
eXp World Holdings Inc (A)	33,904	652
Forestar Group Inc *	18,283	521
Hersha Hospitality Trust, Cl A ‡	10,200	100
Highwoods Properties Inc ‡	38,199	910
Kennedy-Wilson Holdings Inc	29,574	472
National Storage Affiliates Trust ‡	16,067	540
Newmark Group Inc, Cl A	89,091	632
NexPoint Residential Trust Inc ‡	12,064	453
Orion Office REIT Inc ‡	41,720	243
RMR Group Inc/The, Cl A	4,410	111
St Joe Co/The	3,739	231
STAG Industrial Inc ‡	25,990	949
Tanger Factory Outlet Centers Inc ‡	9,615	224
Terreno Realty Corp ‡	8,959	545
Universal Health Realty Income Trust ‡	1,390	65

		7,857
Utilities — 1.5%
Black Hills Corp	8,170	449
Brookfield Infrastructure Corp, Cl A	16,292	633
Chesapeake Utilities Corp	4,984	549
Genie Energy Ltd, Cl B	7,310	112
IDACORP Inc	6,575	630
Portland General Electric Co	22,572	990
Pure Cycle Corp *	13,537	149
Spire Inc	5,941	347

		3,859
Total Common Stock
(Cost $212,138) ($ Thousands)		256,513

EXCHANGE TRADED FUND — 0.4%

iShares Russell 2000 Value ETF (A)	7,052	1,015

Total Exchange Traded Fund
(Cost $953) ($ Thousands)		1,015

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, LP
5.360% **†(B)	5,107,888	5,111

Total Affiliated Partnership
(Cost $5,107) ($ Thousands)		5,111

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	8,013,656	$8,014

Total Cash Equivalent
(Cost $8,014) ($ Thousands)		8,014

Total Investments in Securities — 102.1%
(Cost $226,212) ($ Thousands)		$270,653

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small Cap II Fund (Concluded)

Percentages are based on Net Assets of $265,167 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $5,111 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$5,335	$16,161	$(16,386)	$(1)	$2	$5,111	$12	$—
SEI Daily Income Trust, Government Fund, Institutional Class	7,779	20,545	(20,310)	—	—	8,014	100
Totals	$13,114	$36,706	$(36,696)	$(1)	$2	$13,125	$112	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.1%

Communication Services — 3.9%
AMC Networks Inc, Cl A *	22,800	$265
Bandwidth Inc, Cl A *	41,096	591
Cable One Inc	3,809	2,478
Cargurus Inc, Cl A *	103,135	1,868
Cogent Communications Holdings Inc	41,165	2,906
IAC Inc *	9,818	543
Iridium Communications Inc	55,453	2,714
John Wiley & Sons Inc, Cl A	30,209	1,123
Nexstar Media Group Inc, Cl A	55,891	9,099
Playtika Holding Corp *	56,700	553
Shutterstock Inc	60,273	2,538
Yelp Inc, Cl A *	20,774	890
Ziff Davis Inc *	74,211	4,946
ZipRecruiter Inc, Cl A *	64,375	978

		31,492
Consumer Discretionary — 11.0%
Aaron's Co Inc/The	67,500	815
American Axle & Manufacturing Holdings Inc *	90,600	684
BJ's Restaurants Inc *	28,000	823
Bloomin' Brands Inc	53,700	1,507
Boot Barn Holdings Inc *	17,045	1,564
BorgWarner Inc	34,400	1,402
Brunswick Corp/DE	45,847	3,627
Canada Goose Holdings Inc *(A)	31,492	495
Capri Holdings Ltd *	18,100	950
Carter's Inc	12,100	866
Churchill Downs Inc	36,538	4,577
Chuy's Holdings Inc *	22,000	838
Dick's Sporting Goods Inc	15,541	1,808
Domino's Pizza Inc	7,619	2,952
Duolingo Inc, Cl A *	6,395	941
First Watch Restaurant Group Inc *	47,800	914
Floor & Decor Holdings Inc, Cl A *	2,179	217
Foot Locker Inc *	37,100	728
Fox Factory Holding Corp *	16,221	1,797
Frontdoor Inc *	39,207	1,287
Gentherm Inc *	4,920	296
Goodyear Tire & Rubber Co/The *	71,642	925
Grand Canyon Education Inc *	5,380	631
Group 1 Automotive Inc	12,969	3,429
Hanesbrands Inc *	55,099	289
Harley-Davidson Inc	42,300	1,428
Haverty Furniture Cos Inc	38,200	1,196
Helen of Troy Ltd *	8,932	1,098
Installed Building Products Inc	21,141	3,060
Jack in the Box Inc	7,184	577
KB Home	17,200	874
Kohl's Corp	24,700	658
Leslie's Inc *	51,022	319

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lithia Motors Inc, Cl A	12,541	$3,863
Macy's Inc	43,100	527
MDC Holdings Inc	20,400	968
Modine Manufacturing Co *	58,538	2,786
Mohawk Industries Inc *	7,800	791
Monro Inc	8,716	285
Murphy USA Inc	3,285	1,043
National Vision Holdings Inc *	14,530	266
ODP Corp/The *	35,698	1,761
Perdoceo Education Corp	45,800	759
Phinia Inc	6,880	191
Planet Fitness Inc, Cl A *	4,630	282
Pool Corp	8,259	3,020
PulteGroup Inc	35,200	2,889
PVH Corp	13,300	1,112
Qurate Retail Inc *	68,700	53
Sally Beauty Holdings Inc *	41,701	424
Skechers USA Inc, Cl A *	20,148	1,014
Sportradar Holding AG, Cl A *	33,859	390
Stride Inc *	22,228	944
Tapestry Inc	21,600	720
Taylor Morrison Home Corp, Cl A *	19,190	910
Texas Roadhouse Inc, Cl A	12,830	1,336
Toll Brothers Inc	39,300	3,220
Travel + Leisure Co	65,004	2,613
Tri Pointe Homes Inc *	30,880	960
Under Armour Inc, Cl C *	76,955	530
Upbound Group Inc, Cl A	44,400	1,360
Urban Outfitters Inc *	28,400	943
Victoria's Secret & Co *	62,956	1,208
Whirlpool Corp	14,400	2,015
Wingstop Inc	19,478	3,129
Winnebago Industries Inc	11,200	726
Wyndham Hotels & Resorts Inc	14,300	1,078
XPEL Inc *	6,950	579

		88,267
Consumer Staples — 4.2%
Albertsons Cos Inc, Cl A	62,300	1,396
BJ's Wholesale Club Holdings Inc *	5,596	377
Casey's General Stores Inc	13,148	3,214
Conagra Brands Inc	38,100	1,138
Dole PLC	75,600	901
elf Beauty Inc *	31,410	4,357
Herbalife Ltd *	23,800	358
Ingles Markets Inc, Cl A	8,900	695
Ingredion Inc	17,300	1,780
Inter Parfums Inc	30,465	4,257
MGP Ingredients Inc	8,809	1,056
Molson Coors Beverage Co, Cl B	44,100	2,800
SpartanNash Co	18,700	407
Spectrum Brands Holdings Inc	47,208	3,926
Sprouts Farmers Market Inc *	63,600	2,594

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TreeHouse Foods Inc *	38,280	$1,781
US Foods Holding Corp *	34,893	1,411
Utz Brands Inc	60,200	930
Vita Coco Co Inc/The *	30,195	854

		34,232
Energy — 5.6%
APA Corp	30,500	1,337
Cactus Inc, Cl A	14,520	775
California Resources Corp	22,500	1,256
Chord Energy Corp	21,013	3,394
Civitas Resources Inc	63,690	5,237
CVR Energy Inc	28,638	937
DHT Holdings Inc	95,000	879
DMC Global Inc *	42,900	1,030
Dril-Quip Inc *	33,800	932
DT Midstream Inc	69,112	3,614
HF Sinclair Corp	52,100	2,870
Magnolia Oil & Gas Corp, Cl A	93,692	2,136
Marathon Oil Corp	79,900	2,105
Matador Resources Co	76,262	4,843
Northern Oil and Gas Inc	97,690	4,087
Par Pacific Holdings Inc *	32,200	1,106
PBF Energy Inc, Cl A	37,793	1,772
Peabody Energy Corp	32,174	694
Scorpio Tankers Inc	17,700	894
TechnipFMC PLC	132,260	2,518
Teekay Tankers Ltd, Cl A	21,400	871
Viper Energy Partners LP	19,066	530
Vitesse Energy Inc	3,154	73
Weatherford International PLC *	10,572	936
World Kinect Corp	26,900	589

		45,415
Financials — 14.8%
Affiliated Managers Group Inc	5,900	791
AG Mortgage Investment Trust Inc ‡	20,500	136
Ally Financial Inc	40,300	1,116
American Financial Group Inc/OH	7,500	869
Annaly Capital Management Inc ‡	20,550	417
Ares Capital Corp	35,700	696
Artisan Partners Asset Management Inc, Cl A	26,007	999
Associated Banc-Corp	54,400	943
Axos Financial Inc *	19,221	828
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	722
Bank OZK (A)	75,940	3,051
BGC Group Inc, Cl A	472,769	2,335
Chimera Investment Corp ‡	61,200	370
Citizens Financial Group Inc	33,800	951
CNA Financial Corp	18,800	739
CNO Financial Group Inc	79,400	1,858

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cohen & Steers Inc	43,254	$2,819
Columbia Banking System Inc	70,775	1,449
Comerica Inc	9,000	433
Dime Community Bancshares Inc	20,570	438
Donnelley Financial Solutions Inc *	19,300	951
Enact Holdings Inc	31,500	903
Enova International Inc *	17,300	873
Equitable Holdings Inc	37,000	1,066
Essent Group Ltd	17,600	884
Euronet Worldwide Inc *	32,244	2,817
Everest Group Ltd	2,600	938
EVERTEC Inc	25,400	1,005
EZCORP Inc, Cl A *	110,000	925
FactSet Research Systems Inc	6,390	2,789
FB Financial Corp	28,000	851
Fifth Third Bancorp	48,400	1,285
First American Financial Corp	31,700	1,955
First BanCorp/Puerto Rico	73,171	1,014
First Busey Corp	27,700	560
First Financial Bancorp	41,127	855
First Merchants Corp	45,246	1,350
FleetCor Technologies Inc *	3,700	1,005
Flushing Financial Corp	32,133	454
Flywire Corp *	48,970	1,693
FNB Corp/PA	81,000	942
FS KKR Capital Corp	35,800	732
Fulton Financial Corp	56,300	750
Globe Life Inc	21,627	2,413
Hamilton Lane Inc, Cl A	59,152	5,489
Hancock Whitney Corp	15,300	631
Hanmi Financial Corp	62,800	1,088
Home BancShares Inc/AR	135,196	2,999
HomeStreet Inc	25,800	244
Independent Bank Corp	17,000	918
Jack Henry & Associates Inc	17,326	2,716
Jefferies Financial Group Inc	26,800	957
KeyCorp	49,300	559
Kinsale Capital Group Inc	19,269	7,681
Lincoln National Corp	14,100	362
LPL Financial Holdings Inc	6,283	1,449
MGIC Investment Corp	81,200	1,428
Morningstar Inc	10,568	2,459
Mr Cooper Group Inc *	20,251	1,147
Navient Corp	118,700	2,095
Oaktree Specialty Lending Corp	53,000	1,063
OFG Bancorp	76,885	2,319
Old National Bancorp/IN	59,075	901
Pacific Premier Bancorp Inc	46,967	1,081
PacWest Bancorp (A)	116,277	924
Pathward Financial Inc	19,930	982
Peoples Bancorp Inc/OH	34,000	876
Popular Inc	24,900	1,700

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Preferred Bank/Los Angeles CA	15,200	$944
PROG Holdings Inc *	61,000	2,092
Prosperity Bancshares Inc	37,233	2,115
Radian Group Inc	74,400	2,015
Regions Financial Corp	63,600	1,166
Reinsurance Group of America Inc, Cl A	4,700	652
Remitly Global Inc *	73,660	1,853
Rithm Capital Corp ‡	85,300	879
S&T Bancorp Inc	31,962	905
Skyward Specialty Insurance Group Inc *	38,600	939
Southside Bancshares Inc (A)	28,200	849
Starwood Property Trust Inc ‡(A)	154,954	3,166
Stifel Financial Corp	11,060	719
Synovus Financial Corp	19,300	598
Trustmark Corp	36,300	836
Universal Insurance Holdings Inc	7,500	95
Unum Group	39,000	1,918
Veritex Holdings Inc	36,500	687
Victory Capital Holdings Inc, Cl A	22,000	757
Western Union Co/The	32,400	400
WisdomTree Inc	115,984	847
Zions Bancorp NA	44,500	1,580

		119,050
Health Care — 12.0%
Acadia Healthcare Co Inc *	5,700	439
ACADIA Pharmaceuticals Inc *	30,766	831
Addus HomeCare Corp *	8,308	729
Agios Pharmaceuticals Inc *	15,492	425
Alkermes PLC *	33,076	965
AMN Healthcare Services Inc *	3,960	350
Amphastar Pharmaceuticals Inc *	15,766	840
Amylyx Pharmaceuticals Inc *	25,814	557
ANI Pharmaceuticals Inc *	14,210	915
Apellis Pharmaceuticals Inc *	4,350	184
Arvinas Inc *	15,024	424
Aurinia Pharmaceuticals Inc *	92,496	839
Axogen Inc *	30,845	193
Axonics Inc *	13,338	764
Bio-Techne Corp	9,517	746
Catalyst Pharmaceuticals Inc *	64,700	908
Certara Inc *	31,774	513
Chemed Corp	5,038	2,577
Cooper Cos Inc/The	2,755	1,019
DaVita Inc *	18,300	1,874
Doximity Inc, Cl A *	18,668	445
Encompass Health Corp	51,364	3,649
Enovis Corp *	38,035	2,131
Ensign Group Inc/The	82,411	8,259
Evolent Health Inc, Cl A *	16,990	433
Exelixis Inc *	25,100	562
Globus Medical Inc, Cl A *	21,176	1,146
Haemonetics Corp *	9,622	863

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Halozyme Therapeutics Inc *	33,894	$1,443
HealthEquity Inc *	11,700	790
Henry Schein Inc *	26,657	2,040
ImmunoGen Inc *	64,000	1,014
Incyte Corp *	9,000	581
Inmode Ltd *	36,090	1,411
Inspire Medical Systems Inc *	7,365	1,671
Integer Holdings Corp *	10,200	870
Intra-Cellular Therapies Inc *	13,400	744
Ironwood Pharmaceuticals Inc, Cl A *	97,700	860
Jazz Pharmaceuticals PLC *	19,500	2,796
Kiniksa Pharmaceuticals Ltd, Cl A *	62,224	1,072
Lantheus Holdings Inc *	26,600	1,821
Legend Biotech Corp ADR *	8,037	557
LeMaitre Vascular Inc	52,593	3,040
Ligand Pharmaceuticals Inc *	12,962	853
LivaNova PLC *	45,557	2,531
Masimo Corp *	2,741	313
Medpace Holdings Inc *	4,070	1,100
Merit Medical Systems Inc *	35,047	2,288
MiMedx Group Inc *	122,000	905
Nevro Corp *	17,054	342
Omnicell Inc *	4,247	241
Option Care Health Inc *	100,859	3,513
Perrigo Co PLC	83,805	2,933
Progyny Inc *	23,000	859
Quest Diagnostics Inc	29,892	3,931
QuidelOrtho Corp *	34,223	2,819
Relay Therapeutics Inc *	21,414	219
Select Medical Holdings Corp	27,000	789
Shockwave Medical Inc *	3,620	798
Sotera Health Co *	51,328	828
SpringWorks Therapeutics Inc *	15,585	439
STERIS PLC	22,253	5,109
Supernus Pharmaceuticals Inc *	8,430	268
Syndax Pharmaceuticals Inc *	9,770	181
Tandem Diabetes Care Inc *	9,675	265
Teleflex Inc	2,603	554
TransMedics Group Inc *	27,467	1,803
United Therapeutics Corp *	9,640	2,163
Universal Health Services Inc, Cl B	11,300	1,522
US Physical Therapy Inc	30,597	3,085
Veracyte Inc *	52,672	1,391

		96,332
Industrials — 20.0%
ABM Industries Inc	61,440	2,791
Acuity Brands Inc	7,400	1,193
ACV Auctions Inc, Cl A *	153,361	2,578
AGCO Corp	24,600	3,186
Air Lease Corp, Cl A	64,758	2,640
Air Transport Services Group Inc *	41,100	886
Alaska Air Group Inc *	20,810	873

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alight Inc, Cl A *	216,138	$1,651
Allegiant Travel Co, Cl A	9,474	842
Allison Transmission Holdings Inc	90,812	5,490
Apogee Enterprises Inc	26,800	1,352
Applied Industrial Technologies Inc	10,314	1,592
ArcBest Corp	14,700	1,552
Arcosa Inc	15,050	1,177
Atkore Inc *	26,168	4,029
Beacon Roofing Supply Inc *	14,216	1,135
Booz Allen Hamilton Holding Corp, Cl A	30,106	3,411
Brink's Co/The	13,575	1,029
Broadridge Financial Solutions Inc	18,555	3,455
Builders FirstSource Inc *	7,000	1,015
BWX Technologies Inc	93,776	6,917
Carlisle Cos Inc	10,568	2,780
Cimpress PLC *	10,267	663
Comfort Systems USA Inc	5,665	1,046
CoreCivic Inc *‡	62,100	668
Crane Co	21,780	1,985
Curtiss-Wright Corp	1,204	250
Deluxe Corp	26,200	530
Encore Wire Corp	7,300	1,203
Ennis Inc	45,100	961
Esab Corp	37,865	2,733
ESCO Technologies Inc	10,123	1,083
ExlService Holdings Inc *	24,825	726
Exponent Inc	21,375	1,921
Federal Signal Corp	38,530	2,348
FTAI Aviation Ltd	26,610	983
FTI Consulting Inc *	12,210	2,269
Generac Holdings Inc *	4,966	590
GFL Environmental Inc	92,652	3,002
GMS Inc *	15,745	1,092
Greenbrier Cos Inc/The	21,000	894
GXO Logistics Inc *	63,438	4,058
H&E Equipment Services Inc	18,261	828
Heartland Express Inc	14,213	214
Hillenbrand Inc	16,692	809
HNI Corp	32,800	1,074
Huntington Ingalls Industries Inc	3,200	705
Huron Consulting Group Inc *	9,454	945
Insperity Inc	29,257	2,965
Interface Inc, Cl A	60,500	625
Janus International Group Inc *	86,782	994
John Bean Technologies Corp	3,846	423
Kaman Corp	33,258	746
Kirby Corp *	14,529	1,203
Landstar System Inc	14,176	2,691
Manitowoc Co Inc/The *	55,700	942
ManpowerGroup Inc	14,300	1,128
Matson Inc	27,678	2,432
McGrath RentCorp	9,022	912

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Middleby Corp/The *	4,165	$606
MillerKnoll Inc	39,600	756
Moog Inc, Cl A	10,200	1,185
MYR Group Inc *	17,484	2,484
Nordson Corp	12,042	2,940
OPENLANE Inc *	168,547	2,631
Owens Corning	18,500	2,662
Quad/Graphics Inc, Cl A *	86,600	442
Quanex Building Products Corp	35,360	954
RB Global Inc	52,997	3,271
RBC Bearings Inc *	6,930	1,598
Rocket Lab USA Inc *	20,840	131
Rush Enterprises Inc, Cl A	21,518	891
Ryder System Inc	15,400	1,551
Sensata Technologies Holding PLC	46,508	1,750
Simpson Manufacturing Co Inc	28,160	4,499
Snap-on Inc	7,400	1,988
Standex International Corp	21,135	3,247
Tennant Co	18,615	1,534
Terex Corp	33,642	2,039
Tetra Tech Inc	19,784	3,113
Textron Inc	11,800	917
Timken Co/The	12,700	971
Toro Co/The	4,202	430
TransUnion	33,915	2,755
TriNet Group Inc *(A)	9,000	998
TTEC Holdings Inc	47,309	1,408
UFP Industries Inc	24,395	2,546
UniFirst Corp/MA	12,780	2,251
United Airlines Holdings Inc *	16,200	807
Valmont Industries Inc	5,930	1,503
Veritiv Corp	2,820	475
Verra Mobility Corp, Cl A *	114,198	2,032
Watts Water Technologies Inc, Cl A	4,900	925
WillScot Mobile Mini Holdings Corp, Cl A *	27,890	1,144
XPO Inc *	19,377	1,446

		161,095
Information Technology — 11.9%
8x8 Inc *	113,753	370
ACI Worldwide Inc *	86,577	2,102
ACM Research Inc, Cl A *	69,800	1,226
Aehr Test Systems *(A)	16,180	825
Agilysys Inc *	8,300	585
Altair Engineering Inc, Cl A *	28,300	1,881
Amdocs Ltd	10,300	919
Amkor Technology Inc	104,400	2,919
Appfolio Inc, Cl A *	6,200	1,195
Arrow Electronics Inc *	16,000	2,135
Aviat Networks Inc *	15,400	543
Avnet Inc	22,000	1,116
Axcelis Technologies Inc *	17,240	3,313
Badger Meter Inc	6,251	1,038

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Belden Inc	13,183	$1,238
Calix Inc *	19,200	893
Cirrus Logic Inc *	10,700	878
Clear Secure Inc, Cl A	40,100	872
Cognex Corp	48,907	2,302
Consensus Cloud Solutions Inc *	38,833	1,240
Crane NXT Co	37,630	2,234
Digi International Inc *	14,660	489
Dropbox Inc, Cl A *	25,000	695
Dynatrace Inc *	16,943	817
Ebix Inc	16,200	270
Entegris Inc	18,758	1,900
Evolv Technologies Holdings Inc *	60,040	420
Extreme Networks Inc *	34,883	957
GLOBALFOUNDRIES Inc *(A)	16,773	927
Jabil Inc	33,500	3,833
Kulicke & Soffa Industries Inc	55,665	2,880
Littelfuse Inc	10,691	2,855
MACOM Technology Solutions Holdings Inc *	12,600	1,065
Model N Inc *	28,095	759
Monday.com Ltd *	2,377	422
N-able Inc *	31,721	424
NCR Corp *	16,200	498
Nova Ltd *	21,570	2,781
Novanta Inc *	14,140	2,361
Okta Inc, Cl A *	10,235	855
ON Semiconductor Corp *	7,565	745
PDF Solutions Inc *	23,600	858
Power Integrations Inc	35,144	2,953
Progress Software Corp	16,290	991
PROS Holdings Inc *	46,770	1,677
Qualys Inc *	6,464	1,006
Rambus Inc *	50,050	2,826
Sanmina Corp *	21,400	1,192
Silicon Laboratories Inc *	4,405	594
Skyworks Solutions Inc	5,500	598
Smartsheet Inc, Cl A *	16,339	682
SolarWinds Corp *	79,500	847
Sprout Social Inc, Cl A *	15,070	807
SPS Commerce Inc *	27,049	5,035
Super Micro Computer Inc *	10,520	2,894
TD SYNNEX Corp	7,400	753
Teledyne Technologies Inc *	3,417	1,429
Tenable Holdings Inc *	35,273	1,600
Teradata Corp *	19,016	880
Trimble Inc *	30,177	1,653
Universal Display Corp	20,275	3,296
Veeco Instruments Inc *	34,500	1,007
Verint Systems Inc *	88,611	2,870
Vishay Intertechnology Inc	44,800	1,229
Xerox Holdings Corp	103,700	1,648

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zeta Global Holdings Corp, Cl A *	77,930	$634

		95,736
Materials — 5.8%
Alpha Metallurgical Resources Inc	5,400	1,095
Ashland Inc	32,059	2,777
ATI Inc *	20,215	916
Axalta Coating Systems Ltd *	107,683	3,047
Berry Global Group Inc	26,700	1,745
Carpenter Technology Corp	16,200	1,015
Chemours Co/The	26,400	898
Clearwater Paper Corp *	20,605	789
Commercial Metals Co	18,153	1,022
Eastman Chemical Co	9,800	833
Element Solutions Inc	112,190	2,313
FMC Corp	27,906	2,406
Graphic Packaging Holding Co	57,044	1,269
Huntsman Corp	48,000	1,338
Ingevity Corp *	8,900	480
Mativ Holdings Inc	22,500	369
Mosaic Co/The	34,700	1,348
Myers Industries Inc	29,900	562
O-I Glass Inc *	96,708	1,921
Quaker Chemical Corp	14,008	2,486
Reliance Steel & Aluminum Co	23,700	6,754
Ryerson Holding Corp	17,000	529
Silgan Holdings Inc	125,864	5,680
Steel Dynamics Inc	13,000	1,386
Trinseo PLC	14,600	154
Tronox Holdings PLC	33,100	452
Westrock Co	49,900	1,632
Worthington Industries Inc	14,800	1,114

		46,330
Real Estate — 5.2%
Acadia Realty Trust ‡	63,200	941
American Assets Trust Inc ‡	25,000	535
Apple Hospitality REIT Inc ‡	67,400	1,012
Brandywine Realty Trust ‡	80,600	403
Brixmor Property Group Inc ‡	45,100	991
City Office REIT Inc ‡	72,700	366
CTO Realty Growth Inc ‡(A)	36,630	646
CubeSmart ‡	58,737	2,450
EPR Properties ‡	27,700	1,240
Equity Commonwealth *‡	59,844	1,139
Essential Properties Realty Trust Inc ‡	38,982	936
eXp World Holdings Inc (A)	152,986	2,940
Franklin Street Properties Corp ‡	107,000	206
Gaming and Leisure Properties Inc ‡	92,666	4,392
Getty Realty Corp ‡	25,000	751
Global Net Lease Inc ‡	72,579	824
Host Hotels & Resorts Inc ‡	38,400	606
Industrial Logistics Properties Trust ‡	35,900	141

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Innovative Industrial Properties Inc, Cl A ‡	12,300	$1,074
Kennedy-Wilson Holdings Inc	133,448	2,131
Kite Realty Group Trust ‡	72,356	1,633
LXP Industrial Trust, Cl B ‡	92,700	910
Medical Properties Trust Inc ‡(A)	313,569	2,264
Newmark Group Inc, Cl A	145,814	1,034
NexPoint Residential Trust Inc ‡	54,436	2,044
Office Properties Income Trust ‡	45,400	336
Omega Healthcare Investors Inc ‡	29,900	951
Phillips Edison & Co Inc ‡	26,400	894
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	380
Plymouth Industrial REIT Inc ‡	45,401	1,040
Sabra Health Care REIT Inc ‡	50,600	634
Service Properties Trust ‡	48,500	401
Tanger Factory Outlet Centers Inc ‡	111,907	2,602
Terreno Realty Corp ‡	40,428	2,462
Uniti Group Inc ‡	71,260	383

		41,692
Utilities — 1.7%
Brookfield Infrastructure Corp, Cl A (A)	73,546	2,857
Chesapeake Utilities Corp	22,487	2,476
National Fuel Gas Co	15,900	854
Northwest Natural Holding Co	19,803	778
NRG Energy Inc	59,700	2,242
ONE Gas Inc	12,200	884
Otter Tail Corp	11,200	923
Portland General Electric Co	18,060	792
UGI Corp	22,900	577
Vistra Corp	42,600	1,338

		13,721
Total Common Stock
(Cost $644,093) ($ Thousands)		773,362

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, LP
5.360% **†(B)	16,752,904	16,748

Total Affiliated Partnership
(Cost $16,753) ($ Thousands)		16,748

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	22,797,326	$22,797

Total Cash Equivalent
(Cost $22,797) ($ Thousands)		22,797

Total Investments in Securities — 101.0%
(Cost $683,643) ($ Thousands)		$812,907

Percentages are based on Net Assets of $805,209 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $16,748 ($ Thousands).

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Small/Mid Cap Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$18,033	$39,868	$(41,154)	$—	$1	$16,748	$30	$—
SEI Daily Income Trust, Government Fund, Institutional Class	27,881	43,732	(48,816)	—	—	22,797	307	—
Totals	$45,914	$83,600	$(89,970)	$—	$1	$39,545	$337	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 100.1%

Communication Services — 9.8%
Alphabet Inc, Cl A *	218,617	$29,769
Alphabet Inc, Cl C *	75,398	10,356
AT&T Inc	465,833	6,890
Cargurus Inc, Cl A *	54,417	985
Cars.com Inc *	47,152	881
Comcast Corp, Cl A	225,757	10,556
Electronic Arts Inc	11,918	1,430
Fox Corp	52,746	1,630
John Wiley & Sons Inc, Cl A	1,114	41
Meta Platforms Inc, Cl A *	86,503	25,595
Netflix Inc *	7,888	3,421
New York Times Co/The, Cl A	12,646	560
News Corp, Cl A	37,857	814
Omnicom Group Inc	55,836	4,523
Playtika Holding Corp *	26,299	257
Spotify Technology SA *	4,525	697
Trade Desk Inc/The, Cl A *	1,701	136
TripAdvisor Inc *	61,974	936
Verizon Communications Inc	199,878	6,992
World Wrestling Entertainment Inc, Cl A	17,219	1,663
Yelp Inc, Cl A *	23,342	1,000
Ziff Davis Inc *	32,718	2,181

		111,313
Consumer Discretionary — 11.8%
Abercrombie & Fitch Co, Cl A *	9,899	532
Airbnb Inc, Cl A *	3,409	448
Amazon.com Inc *	81,983	11,314
AutoZone Inc *	1,418	3,589
Bath & Body Works Inc	57,461	2,119
Beazer Homes USA Inc *	11,526	338
Booking Holdings Inc *	1,521	4,723
Boot Barn Holdings Inc *	10,307	946
Choice Hotels International Inc	4,457	566
Crocs Inc *	8,532	830
Dillard's Inc, Cl A	448	155
Domino's Pizza Inc	7,913	3,065
DR Horton Inc	28,905	3,440
DraftKings Inc, Cl A *	26,412	783
eBay Inc	27,056	1,212
Ethan Allen Interiors Inc	15,058	472
Ford Motor Co	122,410	1,485
General Motors Co	156,472	5,243
Genuine Parts Co	23,206	3,567
G-III Apparel Group Ltd *	16,483	327
Goodyear Tire & Rubber Co/The *	129,900	1,677
Graham Holdings Co, Cl B	2,749	1,612
Grand Canyon Education Inc *	945	111
H&R Block Inc	86,445	3,456
Harley-Davidson Inc	7,723	261
Home Depot Inc/The	12,678	4,188

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
International Game Technology PLC	55,010	$1,761
KB Home	70,060	3,559
Kohl's Corp	49,166	1,310
Lennar Corp, Cl A	36,803	4,383
Lennar Corp, Cl B	10,310	1,100
Lululemon Athletica Inc *	5,478	2,089
M/I Homes Inc *	14,720	1,445
Macy's Inc	139,899	1,711
Marriott International Inc/MD, Cl A	3,755	764
McDonald's Corp	12,931	3,636
Meritage Homes Corp	14,738	2,049
Murphy USA Inc	427	136
NIKE Inc, Cl B	16,814	1,710
NVR Inc *	87	555
ODP Corp/The *	18,985	936
O'Reilly Automotive Inc *	5,325	5,004
PulteGroup Inc	46,451	3,812
PVH Corp	17,298	1,446
Skechers USA Inc, Cl A *	53,142	2,674
Starbucks Corp	14,007	1,365
Tapestry Inc	196,047	6,532
Taylor Morrison Home Corp, Cl A *	84,033	3,983
Tesla Inc *	8,664	2,236
Thor Industries Inc	20,217	2,119
TJX Cos Inc/The	7,619	705
Toll Brothers Inc	79,170	6,486
Tractor Supply Co	3,344	731
Tri Pointe Homes Inc *	124,261	3,864
Ulta Beauty Inc *	5,841	2,424
Urban Outfitters Inc *	60,972	2,025
Vista Outdoor Inc *	38,904	1,138
Whirlpool Corp	2,527	354
Williams-Sonoma Inc	5,554	784
Yum! Brands Inc	26,459	3,423

		134,708
Consumer Staples — 8.3%
Altria Group Inc	168,555	7,453
Andersons Inc/The	12,590	647
Archer-Daniels-Midland Co	9,583	760
BellRing Brands Inc *	42,802	1,776
Brown-Forman Corp, Cl A	1,480	99
Brown-Forman Corp, Cl B	5,830	386
Bunge Ltd	18,789	2,148
Cal-Maine Foods Inc	20,935	1,000
Campbell Soup Co	4,916	205
Casey's General Stores Inc	984	240
Church & Dwight Co Inc	6,575	636
Coca-Cola Co/The	72,843	4,358
Colgate-Palmolive Co	89,603	6,583
Conagra Brands Inc	13,772	412
Costco Wholesale Corp	1,459	801
Edgewell Personal Care Co	12,680	489

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
elf Beauty Inc *	19,082	$2,647
Estee Lauder Cos Inc/The, Cl A	4,068	653
Flowers Foods Inc	5,670	134
General Mills Inc	51,873	3,510
Hershey Co/The	13,478	2,896
Hostess Brands Inc, Cl A *	3,864	110
Ingles Markets Inc, Cl A	3,149	246
Ingredion Inc	1,506	155
Inter Parfums Inc	6,963	973
J M Smucker Co/The	3,043	441
Keurig Dr Pepper Inc	7,207	243
Kraft Heinz Co/The	237,025	7,843
Kroger Co/The	147,224	6,830
Lamb Weston Holdings Inc	36,960	3,600
Molson Coors Beverage Co, Cl B	2,874	182
Mondelez International Inc, Cl A	51,825	3,693
Monster Beverage Corp *	6,786	390
PepsiCo Inc	74,971	13,339
Philip Morris International Inc	42,063	4,041
Primo Water Corp	11,265	172
Procter & Gamble Co/The	21,679	3,346
Tyson Foods Inc, Cl A	8,386	447
Walgreens Boots Alliance Inc	183,679	4,649
Walmart Inc	33,062	5,376

		93,909
Energy — 2.8%
Archrock Inc	54,393	696
California Resources Corp	13,040	728
ChampionX Corp	12,624	456
Chevron Corp	8,523	1,373
CNX Resources Corp *	102,551	2,292
EQT Corp	25,015	1,081
Exxon Mobil Corp	42,680	4,746
Marathon Petroleum Corp	4,156	593
Oceaneering International Inc *	39,328	896
PBF Energy Inc, Cl A	56,450	2,647
Schlumberger NV	68,974	4,067
Scorpio Tankers Inc	13,545	684
SFL Corp Ltd	29,772	336
TechnipFMC PLC	144,267	2,747
Tidewater Inc *	18,354	1,193
Valaris Ltd *	17,401	1,311
Valero Energy Corp	27,816	3,613
Weatherford International PLC *	27,855	2,466

		31,925
Financials — 10.0%
Affiliated Managers Group Inc	21,358	2,862
Aflac Inc	54,221	4,043
AGNC Investment Corp ‡	318,079	3,152
Allstate Corp/The	16,841	1,816
Ally Financial Inc	166,042	4,598

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Financial Group Inc/OH	2,071	$240
American International Group Inc	23,109	1,352
Ameriprise Financial Inc	664	224
Apollo Global Management Inc	44,506	3,887
AvidXchange Holdings Inc *	57,892	595
Bank of America Corp	16,259	466
Bank of NT Butterfield & Son Ltd/The	27,788	809
Berkshire Hathaway Inc, Cl B *	2,093	754
Bread Financial Holdings Inc	27,933	1,050
Brighthouse Financial Inc *	60,963	3,027
Capital One Financial Corp	67,827	6,945
Citigroup Inc	117,179	4,838
Comerica Inc	73,217	3,523
Discover Financial Services	4,820	434
Donnelley Financial Solutions Inc *	20,531	1,012
Everest Group Ltd	5,019	1,810
FactSet Research Systems Inc	4,049	1,767
Federal Agricultural Mortgage Corp, Cl C	3,587	604
First Citizens BancShares Inc/NC, Cl A	1,712	2,329
Fiserv Inc *	23,061	2,799
Flywire Corp *	21,296	736
Genworth Financial Inc, Cl A *	354,493	2,053
Hanover Insurance Group Inc/The	4,717	503
Jackson Financial Inc, Cl A	54,115	2,035
Janus Henderson Group PLC	20,511	563
Jefferies Financial Group Inc	13,758	491
Kinsale Capital Group Inc	5,632	2,245
Mastercard Inc, Cl A	12,426	5,128
MetLife Inc	50,522	3,200
MFA Financial Inc ‡	74,438	816
MSCI Inc, Cl A	6,806	3,700
Navient Corp	60,846	1,074
Nelnet Inc, Cl A	425	39
NU Holdings Ltd/Cayman Islands, Cl A *	100,848	691
Popular Inc	76,851	5,247
Remitly Global Inc *	39,566	995
Shift4 Payments Inc, Cl A *	6,683	380
SiriusPoint Ltd *	53,558	592
SLM Corp	143,750	2,047
Synchrony Financial	171,248	5,528
Travelers Cos Inc/The	23,246	3,748
Unum Group	40,876	2,011
Virtu Financial Inc, Cl A	14,935	280
Visa Inc, Cl A	31,039	7,626
Voya Financial Inc	9,653	673
W R Berkley Corp	5,956	368
Wells Fargo & Co	46,305	1,912
Western Union Co/The	284,385	3,512

		113,129
Health Care — 14.2%
Abbott Laboratories	15,447	1,589
AbbVie Inc	56,577	8,315

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amgen Inc	6,858	$1,758
Amphastar Pharmaceuticals Inc *	11,049	589
Boston Scientific Corp *	12,497	674
Bristol-Myers Squibb Co	92,046	5,675
Bruker Corp	1,079	71
Cardinal Health Inc	121,352	10,598
Cencora Inc	46,791	8,234
Centene Corp *	72,361	4,461
Cigna Group/The	29,442	8,134
CONMED Corp	11,489	1,281
CVS Health Corp	88,841	5,790
Danaher Corp	3,493	926
Edwards Lifesciences Corp *	29,357	2,245
Eli Lilly & Co	13,100	7,260
Embecta Corp	26,504	486
Gilead Sciences Inc	106,309	8,130
Haemonetics Corp *	7,019	630
HCA Healthcare Inc	1,214	337
Henry Schein Inc *	3,353	257
Hologic Inc *	38,165	2,852
Humana Inc	8,144	3,759
Intuitive Surgical Inc *	9,121	2,852
Johnson & Johnson	68,270	11,038
Laboratory Corp of America Holdings	8,053	1,676
Lantheus Holdings Inc *	14,571	997
McKesson Corp	23,425	9,659
Medpace Holdings Inc *	9,849	2,662
Merck & Co Inc	81,249	8,854
Merit Medical Systems Inc *	5,253	343
Mettler-Toledo International Inc *	2,532	3,072
Organon & Co	81,971	1,800
Owens & Minor Inc *	16,921	286
Patterson Cos Inc	34,466	1,035
Pediatrix Medical Group Inc *	18,629	263
Penumbra Inc *	3,026	800
Pfizer Inc	98,831	3,497
Premier Inc, Cl A	1,437	31
Quest Diagnostics Inc	31,240	4,108
Regeneron Pharmaceuticals Inc *	238	197
Royalty Pharma PLC, Cl A	10,184	304
Stryker Corp	5,156	1,462
Tenet Healthcare Corp *	40,227	3,120
Thermo Fisher Scientific Inc	1,167	650
UnitedHealth Group Inc	11,754	5,602
Veeva Systems Inc, Cl A *	3,306	690
Vertex Pharmaceuticals Inc *	11,779	4,103
Viatris Inc	474,239	5,098
Waters Corp *	9,382	2,634

		160,884
Industrials — 10.1%
3M Co	54,188	5,780
ACCO Brands Corp	65,279	348

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Airlines Group Inc *	299,561	$4,413
AMETEK Inc	23,916	3,815
Automatic Data Processing Inc	2,643	673
Boise Cascade Co	22,564	2,468
Booz Allen Hamilton Holding Corp, Cl A	10,284	1,165
Builders FirstSource Inc *	27,265	3,955
Carlisle Cos Inc	1,498	394
Ceridian HCM Holding Inc *	27,349	1,983
CH Robinson Worldwide Inc	22,735	2,056
Cintas Corp	12,518	6,311
Clean Harbors Inc *	13,024	2,205
Conduent Inc *	85,693	269
Copart Inc *	91,068	4,083
Costamare Inc	34,658	357
CSG Systems International Inc	951	52
Curtiss-Wright Corp	8,683	1,806
Deluxe Corp	30,932	625
Donaldson Co Inc	3,777	241
Dover Corp	3,910	580
Eaton Corp PLC	3,585	826
EMCOR Group Inc	1,241	278
Encore Wire Corp	13,850	2,283
ExlService Holdings Inc *	24,378	713
Expeditors International of Washington Inc	4,393	513
Fastenal Co	54,495	3,138
Ferguson PLC	14,639	2,365
FTI Consulting Inc *	443	82
General Electric Co	32,014	3,664
Genpact Ltd	5,296	198
Graco Inc	34,724	2,741
Honeywell International Inc	3,052	574
Hubbell Inc, Cl B	673	219
IDEX Corp	2,203	499
Illinois Tool Works Inc	15,199	3,759
Landstar System Inc	805	153
Lockheed Martin Corp	2,019	905
ManpowerGroup Inc	28,983	2,286
Masco Corp	9,765	576
MSC Industrial Direct Co Inc, Cl A	13,667	1,395
Mueller Industries Inc	2,568	198
nVent Electric PLC	27,124	1,534
Otis Worldwide Corp	9,845	842
Owens Corning	19,503	2,807
PACCAR Inc	9,392	773
Parker-Hannifin Corp	10,060	4,194
Paychex Inc	49,419	6,040
Paylocity Holding Corp *	799	160
Pentair PLC	4,972	349
Republic Services Inc, Cl A	897	129
Robert Half Inc	30,801	2,278
Rollins Inc	64,310	2,545
Ryder System Inc	35,908	3,616

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Saia Inc *	3,431	$1,462
Science Applications International Corp	9,220	1,085
Snap-on Inc	12,851	3,452
SPX Technologies Inc *	9,373	741
Textainer Group Holdings Ltd	9,897	392
Toro Co/The	3,152	323
Trane Technologies PLC	14,809	3,040
United Parcel Service Inc, Cl B	3,096	524
Verisk Analytics Inc, Cl A	10,956	2,654
Waste Management Inc	4,402	690
WW Grainger Inc	6,087	4,347

		114,921
Information Technology — 29.0%
Accenture PLC, Cl A	3,004	973
Adobe Inc *	8,677	4,853
Alpha & Omega Semiconductor Ltd *	14,515	458
Amdocs Ltd	56,832	5,069
Amkor Technology Inc	70,377	1,968
Amphenol Corp, Cl A	9,309	823
Apple Inc	312,235	58,660
Applied Materials Inc	10,522	1,607
Arista Networks Inc *	17,569	3,430
Arrow Electronics Inc *	33,692	4,495
Asana Inc, Cl A *	29,268	629
Autodesk Inc *	12,155	2,698
Avnet Inc	52,598	2,669
Axcelis Technologies Inc *	7,271	1,397
Badger Meter Inc	8,266	1,373
Belden Inc	9,943	934
Box Inc, Cl A *	32,336	856
Broadcom Inc	16,781	15,487
Cadence Design Systems Inc *	33,468	8,047
Cisco Systems Inc	83,948	4,814
Cognizant Technology Solutions Corp, Cl A	51,009	3,653
CommScope Holding Co Inc *	113,986	381
Consensus Cloud Solutions Inc *	11,449	366
Crowdstrike Holdings Inc, Cl A *	3,068	500
Dolby Laboratories Inc, Cl A	18,774	1,586
Dropbox Inc, Cl A *	198,738	5,523
DXC Technology Co *	133,013	2,759
Dynatrace Inc *	3,250	157
Extreme Networks Inc *	50,200	1,378
F5 Inc *	4,579	749
Fair Isaac Corp *	6,136	5,551
Fortinet Inc *	37,450	2,255
Gartner Inc *	14,714	5,145
Gen Digital Inc	145,965	2,956
HP Inc	196,838	5,848
HubSpot Inc *	6,977	3,813
Intapp Inc *	5,730	210
Intel Corp	136,864	4,809
InterDigital Inc	16,729	1,451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
International Business Machines Corp	61,521	$9,033
Intuit Inc	2,200	1,192
Jabil Inc	85,543	9,788
Juniper Networks Inc	7,946	231
Keysight Technologies Inc *	16,815	2,241
KLA Corp	3,798	1,906
Kulicke & Soffa Industries Inc	19,808	1,025
Manhattan Associates Inc *	34,880	7,067
Microsoft Corp	160,789	52,700
Motorola Solutions Inc	3,357	952
NCR Corp *	90,179	2,774
NetApp Inc	95,387	7,316
NVIDIA Corp	36,501	18,015
ON Semiconductor Corp *	51,545	5,075
Oracle Corp	71,656	8,627
Palo Alto Networks Inc *	10,965	2,668
Progress Software Corp	23,805	1,448
Pure Storage Inc, Cl A *	49,682	1,818
QUALCOMM Inc	20,410	2,338
Rambus Inc *	38,221	2,158
Salesforce Inc *	3,236	717
Sanmina Corp *	43,534	2,425
Skyworks Solutions Inc	10,603	1,153
Super Micro Computer Inc *	2,158	594
Synopsys Inc *	720	330
Teradata Corp *	70,807	3,276
Teradyne Inc	11,851	1,278
Texas Instruments Inc	22,108	3,715
VeriSign Inc *	15,074	3,132
Vishay Intertechnology Inc	70,650	1,939
Vontier Corp	81,996	2,575

		329,836
Materials — 0.9%
Alcoa Corp	29,022	873
Avery Dennison Corp	2,434	459
Berry Global Group Inc	25,365	1,657
International Paper Co	139,350	4,866
NewMarket Corp	152	72
Orion SA	5,406	122
Reliance Steel & Aluminum Co	1,720	490
Silgan Holdings Inc	26,771	1,208
Sonoco Products Co	2,692	155
Warrior Met Coal Inc	17,620	697

		10,599
Real Estate — 0.6%
Anywhere Real Estate Inc *	74,593	489
CBRE Group Inc, Cl A *	24,869	2,115
EastGroup Properties Inc ‡	2,172	390
Extra Space Storage Inc ‡	5,520	710
Jones Lang LaSalle Inc *	3,601	622
Prologis Inc ‡	13,170	1,636

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Public Storage ‡	3,587	$992

		6,954
Utilities — 2.6%
AES Corp/The	50,150	899
American Water Works Co Inc	3,068	426
Atmos Energy Corp	9,765	1,132
CenterPoint Energy Inc	17,695	493
Entergy Corp	16,743	1,595
Exelon Corp	9,664	388
National Fuel Gas Co	52,434	2,818
NextEra Energy Inc	15,272	1,020
PG&E Corp *	417,715	6,809
PPL Corp	212,960	5,307
Sempra	34,186	2,400
Southern Co/The	32,729	2,217
UGI Corp	6,230	157

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vistra Corp	119,182	$3,745

		29,406
Total Common Stock
(Cost $946,251) ($ Thousands)		1,137,584

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	5,655,349	5,655

Total Cash Equivalent
(Cost $5,655) ($ Thousands)		5,655

Total Investments in Securities — 100.6%
(Cost $951,906) ($ Thousands)		$1,143,239

A list of open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	45	Sep-2023	$10,075	$10,161	$86

Percentages are based on Net Assets of $1,136,537 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,262	$99,469	$(102,076)	$—	$—	$5,655	$102	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Communication Services — 6.6%
AT&T Inc	505,500	$7,476
Comcast Corp, Cl A	191,500	8,955
Electronic Arts Inc	9,635	1,156
Fox Corp	81,900	2,708
Madison Square Garden Sports Corp, Cl A	8,622	1,535
Netflix Inc *	6,713	2,911
Omnicom Group Inc	34,200	2,771
Ooma Inc *	7,457	105
Shutterstock Inc	4,417	186
SK Telecom ADR (A)	86,124	1,729
Spok Holdings Inc	20,090	286
Spotify Technology SA *	15,227	2,345
TEGNA Inc	148,000	2,446
T-Mobile US Inc *	751	102
Verizon Communications Inc	421,495	14,744

		49,455
Consumer Discretionary — 6.0%
AutoZone Inc *	1,700	4,303
Best Buy Co Inc	36,203	2,768
Canadian Tire Corp Ltd, Cl A	23,900	2,832
Duolingo Inc, Cl A *	328	48
eBay Inc	46,500	2,082
Frontdoor Inc *	2,019	66
Gentex Corp	30,002	980
Graham Holdings Co, Cl B	358	210
Grand Canyon Education Inc *	39,488	4,630
H&R Block Inc	123,166	4,924
Honda Motor Co Ltd ADR	112,200	3,627
Lowe's Cos Inc	8,700	2,005
Murphy USA Inc	13,000	4,129
ODP Corp/The *	307	15
O'Reilly Automotive Inc *	5,359	5,036
Papa John's International Inc	218	17
Perdoceo Education Corp	20,973	348
Texas Roadhouse Inc, Cl A	8,244	858
Toyota Motor Corp ADR (A)	12,200	2,100
Whirlpool Corp	19,700	2,757
Yum! Brands Inc	5,515	714

		44,449
Consumer Staples — 17.7%
Altria Group Inc	142,823	6,316
Andersons Inc/The	6,572	338
Archer-Daniels-Midland Co	102,983	8,167
BJ's Wholesale Club Holdings Inc *	596	40
Boston Beer Co Inc/The, Cl A *	2,811	1,027
Calavo Growers Inc	9,081	299
Cal-Maine Foods Inc	9,756	466
Campbell Soup Co	100,875	4,206
Casey's General Stores Inc	3,309	809
Central Garden & Pet Co, Cl A *	3,947	161

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	31,526	$3,051
Clorox Co/The	27,732	4,339
Coca-Cola Consolidated Inc	260	182
Colgate-Palmolive Co	49,891	3,666
Conagra Brands Inc	239,632	7,160
Costco Wholesale Corp	5,374	2,952
Dole	30,800	367
Dollar General Corp	5,389	746
Flowers Foods Inc	105,344	2,482
Fresh Del Monte Produce Inc	6,228	159
General Mills Inc	92,521	6,260
Herbalife Ltd *	17,751	267
Hershey Co/The	124	27
Hormel Foods Corp	49,459	1,909
Hostess Brands Inc, Cl A *	20,388	581
Ingles Markets Inc, Cl A	2,950	230
Ingredion Inc	50,909	5,239
J & J Snack Foods Corp	3,368	546
J M Smucker Co/The	23,970	3,474
John B Sanfilippo & Son Inc	5,552	557
Kellogg Co	145,616	8,886
Keurig Dr Pepper Inc	138,222	4,651
Kimberly-Clark Corp	11,832	1,524
Kraft Heinz Co/The	198,800	6,578
Kroger Co/The	230,900	10,711
Lancaster Colony Corp	2,926	483
Loblaw Cos Ltd	27,700	2,402
Medifast Inc	161	14
Molson Coors Beverage Co, Cl B	95,800	6,082
Mondelez International Inc, Cl A	7,117	507
Monster Beverage Corp *	13,790	792
National Beverage Corp *	1,591	82
Oil-Dri Corp of America	2,639	178
PepsiCo Inc	1,003	178
Philip Morris International Inc	18,498	1,777
Pilgrim's Pride Corp *	39,237	987
PriceSmart Inc	2,016	160
Procter & Gamble Co/The	30,719	4,741
Reynolds Consumer Products Inc	59,708	1,629
Seaboard Corp	145	547
Simply Good Foods Co/The *	3,039	110
SpartanNash Co	4,998	109
Sprouts Farmers Market Inc *	477	19
TreeHouse Foods Inc *	8,152	379
Tyson Foods Inc, Cl A	30,723	1,637
Universal Corp/VA	11,242	535
USANA Health Sciences Inc *	2,124	137
Vector Group Ltd	29,729	318
Village Super Market Inc, Cl A	11,491	259
Vital Farms Inc *	24,580	290
Walmart Inc	52,388	8,519
WD-40 Co	251	54

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weis Markets Inc	5,505	$357

		131,655
Energy — 3.7%
Chesapeake Energy Corp	47,991	4,233
Chevron Corp	51,400	8,281
DT Midstream Inc	54,800	2,866
Exxon Mobil Corp	89,111	9,908
Marathon Petroleum Corp	14,200	2,027
Teekay Corp *	18,473	119
Teekay Tankers Ltd, Cl A	5,095	207

		27,641
Financials — 9.2%
AFC Gamma Inc ‡	3,263	43
Aflac Inc	105,900	7,897
Allstate Corp/The	12,760	1,376
American Financial Group Inc/OH	12,200	1,414
AMERISAFE Inc	378	20
Aon PLC, Cl A	3,539	1,180
AssetMark Financial Holdings Inc *	10,209	295
Bank First Corp (A)	1,778	138
Bank of New York Mellon Corp/The	133,200	5,977
Bankwell Financial Group Inc	844	22
Berkshire Hathaway Inc, Cl B *	10,400	3,746
Canadian Imperial Bank of Commerce	65,300	2,584
Cboe Global Markets Inc	18,662	2,794
Chicago Atlantic Real Estate Finance ‡	7,569	114
Chubb Ltd	2,211	444
Donegal Group Inc, Cl A	8,171	119
Employers Holdings Inc	12,210	479
Everest Group	1,893	683
FleetCor Technologies Inc *	2,635	716
Greenlight Capital Re Ltd, Cl A *	2,603	29
Hanover Insurance Group Inc/The	22,814	2,435
Hartford Financial Services Group Inc/The	98,500	7,074
Horace Mann Educators Corp	4,734	136
James River Group Holdings Ltd	8,183	119
MarketAxess Holdings Inc	1,387	334
MetLife Inc	29,700	1,881
Morningstar Inc	224	52
Northeast Community Bancorp	6,327	100
OceanFirst Financial Corp	73,400	1,238
Old Republic International Corp	137,100	3,750
Orrstown Financial Services Inc	753	16
Progressive Corp/The	6,470	864
Safety Insurance Group Inc	4,447	306
SiriusPoint Ltd *	2,089	23
Towne Bank/Portsmouth VA	22,100	522
Travelers Cos Inc/The	31,709	5,112
W R Berkley Corp	61,344	3,795
Washington Federal Inc	73,200	1,990
Westamerica BanCorp	4,748	209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Union Co/The	611,034	$7,546
Willis Towers Watson PLC	3,879	802

		68,374
Health Care — 18.6%
Abbott Laboratories	7,050	725
AbbVie Inc	14,600	2,146
ACADIA Pharmaceuticals Inc *	12,285	332
ADMA Biologics Inc *	47,061	181
Agilent Technologies Inc	11,798	1,428
Alkermes PLC *	16,576	484
Amgen	51,296	13,149
Amicus Therapeutics Inc *	9,042	116
Amneal Pharmaceuticals Inc *	43,557	178
Amylyx Pharmaceuticals Inc *	2,490	54
ANI Pharmaceuticals Inc *	272	18
Anika Therapeutics Inc *	9,584	171
Arcturus Therapeutics Holdings Inc *	5,357	163
Ardelyx Inc *	14,920	64
Aurinia Pharmaceuticals *	18,917	172
Avantor Inc *	11,443	248
Bristol-Myers Squibb Co	196,100	12,090
Bruker Corp	11,086	727
Cardinal Health Inc	34,000	2,969
Catalyst Pharmaceuticals Inc *	17,810	250
Cigna Group	4,676	1,292
Collegium Pharmaceutical Inc *	6,890	161
Corcept Therapeutics Inc *	5,615	184
CVS Health Corp	137,812	8,981
Deciphera Pharmaceuticals Inc *	13,876	195
Dynavax Technologies Corp, Cl A *	1,843	27
Eagle Pharmaceuticals Inc/DE *	14,372	244
Elevance Health Inc	7,001	3,095
Embecta Corp	7,217	132
Exelixis Inc *	159,421	3,569
Fortrea Holdings *	7,600	209
Gilead Sciences Inc	177,622	13,585
Haemonetics Corp *	170	15
Halozyme Therapeutics Inc *	7,799	332
Harmony Biosciences Holdings Inc *	4,159	151
Hologic Inc *	30,277	2,263
Humana Inc	9,101	4,201
Incyte Corp *	57,840	3,732
Innoviva Inc *	18,875	241
Intra-Cellular Therapies Inc *	4,129	229
iRadimed Corp	2,491	115
Jazz Pharmaceuticals PLC *	28,758	4,123
Johnson & Johnson	31,800	5,141
Kiniksa Pharmaceuticals Ltd, Cl A *	2,160	37
LeMaitre Vascular Inc	3,151	182
Ligand Pharmaceuticals Inc *	728	48
McKesson Corp	14,800	6,102
Merck & Co Inc	107,312	11,695

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mesa Laboratories Inc	435	$62
Mettler-Toledo International Inc *	694	842
MiMedx Group Inc *	34,064	253
Mirum Pharmaceuticals Inc *	4,456	118
National HealthCare Corp	3,139	207
Neurocrine Biosciences Inc *	34,360	3,741
OraSure Technologies Inc *	58,567	378
Organon & Co	97,874	2,149
Patterson Cos Inc	7,372	221
Pediatrix Medical Group Inc *	1,205	17
Pfizer Inc	209,073	7,397
Phibro Animal Health Corp, Cl A	11,421	159
Point Biopharma Global Inc, Cl A *	9,508	76
Premier Inc, Cl A	17,868	385
Prestige Consumer Healthcare Inc *	2,577	150
Progyny Inc *	375	14
Quest Diagnostics Inc	28,100	3,695
Regeneron Pharmaceuticals Inc *	165	136
Revvity	508	59
SIGA Technologies Inc	5,014	23
Supernus Pharmaceuticals Inc *	7,977	254
Tactile Systems Technology Inc *	2,733	52
UFP Technologies Inc *	976	172
United Therapeutics Corp *	16,471	3,695
UroGen Pharma Ltd *	605	11
Vanda Pharmaceuticals Inc *	54,022	280
Varex Imaging Corp *	1,505	30
Voyager Therapeutics Inc *	7,443	75
Waters Corp *	7,672	2,154
West Pharmaceutical Services Inc	8,680	3,532
Zimmer Biomet Holdings Inc	15,108	1,800
Zymeworks *	17,528	127
Zynex Inc *	10,468	81

		138,291
Industrials — 11.0%
Allison Transmission Holdings Inc	105,900	6,402
Barrett Business Services Inc	1,540	147
Booz Allen Hamilton Holding Corp, Cl A	20,185	2,287
Casella Waste Systems Inc, Cl A *	3,988	314
Cintas Corp	1,026	517
CSG Systems International Inc	103,800	5,637
Cummins Inc	26,500	6,096
Donaldson Co Inc	22,209	1,419
EMCOR Group Inc	2,161	485
Enerpac Tool Group Corp, Cl A	13,097	343
Ennis Inc	1,401	30
Exponent Inc	397	36
Ferguson PLC	4,232	684
FTI Consulting Inc *	1,213	225
General Dynamics Corp	7,257	1,645
Genpact Ltd	29,836	1,114
Golden Ocean Group Ltd (A)	33,677	246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huntington Ingalls Industries Inc	16,841	$3,710
IBEX Holdings *	7,721	151
L3Harris Technologies Inc	1,120	199
Landstar System Inc	13,973	2,652
Leidos Holdings Inc	2,690	262
Lockheed Martin Corp	22,496	10,086
ManpowerGroup Inc	10,605	836
Maximus Inc	3,117	252
McGrath RentCorp	218	22
MSC Industrial Direct Co Inc, Cl A	437	45
National Presto Industries Inc	5,484	411
Northrop Grumman Corp	12,639	5,474
Otis Worldwide Corp	34,409	2,944
PACCAR Inc	66,300	5,456
Powell Industries Inc	1,046	88
Preformed Line Products Co	269	46
Rollins Inc	72,543	2,871
Schneider National Inc, Cl B	158,049	4,569
Science Applications International Corp	28,300	3,330
Snap-on Inc	20,600	5,533
Textron Inc	34,000	2,642
TrueBlue Inc *	4,314	65
Werner Enterprises Inc	72,995	3,037

		82,308
Information Technology — 14.2%
A10 Networks Inc	19,158	285
ACI Worldwide Inc *	6,841	166
Adeia	35,145	354
Amdocs Ltd	165,307	14,745
Appfolio Inc, Cl A *	816	157
Arrow Electronics Inc *	38,100	5,084
Avnet Inc	95,600	4,852
Brightcove Inc *	7,988	31
Canon Inc ADR	192,800	4,733
Cirrus Logic Inc *	1,084	89
Cisco Systems Inc	245,814	14,097
Cognizant Technology Solutions Corp, Cl A	1,943	139
CommVault Systems Inc *	5,434	371
CoreCard *	1,830	39
Dell Technologies Inc, Cl C	38,100	2,143
Diodes Inc *	525	43
Dolby Laboratories Inc, Cl A	24,194	2,044
DoubleVerify Holdings Inc *	9,682	327
EPAM Systems Inc *	3,347	867
F5 Inc *	772	126
Fortinet Inc *	4,147	250
Gen Digital Inc	26,094	528
Hackett Group Inc/The	7,123	168
Hewlett Packard Enterprise Co	418,900	7,117
Insight Enterprises Inc *	28,700	4,595
InterDigital Inc	2,920	253
International Business Machines Corp	82,100	12,055

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Juniper Networks Inc	161,144	$4,692
Kimball Electronics Inc *	529	16
LiveRamp Holdings Inc *	10,380	336
Manhattan Associates Inc *	1,996	404
Mitek Systems Inc *	9,605	107
Motorola Solutions Inc	855	242
NetApp Inc	39,300	3,014
NVE Corp	2,837	251
Open Text Corp	46,100	1,855
Oracle Corp	92,700	11,160
OSI Systems Inc *	1,743	238
Photronics Inc *	1,164	28
PTC Inc *	13,174	1,939
QUALCOMM Inc	8,139	932
Qualys Inc *	1,481	231
Sapiens International Corp NV	14,332	428
Skyworks Solutions Inc	11,725	1,275
Synopsys Inc *	1,525	700
Teradata Corp *	24,443	1,131
VeriSign Inc *	3,218	669
Yext Inc *	25,405	223

		105,529
Materials — 4.4%
Balchem Corp	1,540	216
Berry Global Group Inc	74,855	4,891
Graphic Packaging Holding Co	101,500	2,257
International Paper Co	52,200	1,823
Myers Industries Inc	9,439	178
NewMarket Corp	22,865	10,738
Reliance Steel & Aluminum Co	15,000	4,274
Silgan Holdings Inc	58,442	2,638
Sonoco Products Co	56,300	3,234
Southern Copper Corp	11,947	964
SSR Mining Inc	86,835	1,290

		32,503
Real Estate — 0.7%
American Tower Corp, Cl A ‡	11,787	2,137
Apartment Income REIT Corp ‡	27,759	945
Easterly Government Properties Inc, Cl A ‡	28,933	387
Equity Commonwealth ‡	4,947	94
InvenTrust Properties Corp ‡	3,080	74
Omega Healthcare Investors Inc ‡	1,431	45
Postal Realty Trust Inc, Cl A ‡	11,827	171
RMR Group Inc/The, Cl A	4,465	113
SBA Communications Corp, Cl A ‡	4,377	983
Weyerhaeuser Co ‡	21,046	689

		5,638
Utilities — 5.5%
ALLETE Inc	1,670	92
California Water Service Group	3,480	175
Consolidated Edison Inc	24,200	2,153

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consolidated Water Co Ltd	9,107	$243
DTE Energy Co	6,239	645
Edison International	3,274	225
Entergy Corp	40,623	3,869
Essential Utilities Inc	12,280	453
Evergy Inc	91,129	5,009
Genie Energy Ltd, Cl B	7,038	108
MGE Energy Inc	4,170	302
Middlesex Water Co	974	73
National Fuel Gas Co	80,984	4,352
Northwest Natural Holding Co	6,940	273
NorthWestern Corp	1,876	95
OGE Energy Corp	116,282	3,959
ONE Gas Inc	6,371	462
Otter Tail Corp	50,664	4,173
PG&E Corp *	104,488	1,703
Pinnacle West Capital Corp	15,850	1,225
Portland General Electric Co	3,066	134
PPL Corp	104,900	2,614
Public Service Enterprise Group Inc	51,400	3,140
Pure Cycle Corp *	5,345	59
SJW Group	1,963	129
Southwest Gas Holdings Inc	3,640	225
Spire Inc	3,056	178
UGI Corp	194,636	4,901

		40,969
Total Common Stock
(Cost $627,019) ($ Thousands)		726,812

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, LP
5.360% **†(B)	2,221,727	2,217

Total Affiliated Partnership
(Cost $2,222) ($ Thousands)		2,217

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	8,257,935	8,258

Total Cash Equivalent
(Cost $8,258) ($ Thousands)		8,258

Total Investments in Securities — 99.0%
(Cost $637,499) ($ Thousands)		$737,287

Percentages are based on Net Assets of $744,906 ($ Thousands).

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

U.S. Managed Volatility Fund (Concluded)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $2,217 ($ Thousands).

A list of the open futures contracts held by the Fund at August 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	51	Sep-2023	$11,614	$11,516	$(98)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$4,771	$19,628	$(22,183)	$—	$1	$2,217	$74	$—
SEI Daily Income Trust, Government Fund, Institutional Class	14,098	46,476	(52,316)	—	—	8,258	254	—
Totals	$18,869	$66,104	$(74,499)	$—	$1	$10,475	$328	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%
Australia — 0.3%
Aurizon Holdings Ltd	23,178	$55
JB Hi-Fi Ltd	135,300	4,002
Rio Tinto Ltd	21,058	1,539
		5,596

Austria — 0.1%
ANDRITZ AG	40,900	2,179
Oberbank AG	350	23
Telekom Austria AG, Cl A	38,558	290
		2,492

Belgium — 0.6%
Ageas SA/NV	123,495	4,917
Anheuser-Busch InBev SA/NV	18,130	1,033
Etablissements Franz Colruyt NV	56,200	2,149
Solvay SA	32,698	3,794
TINC Comm VA	2,195	28
		11,921

Brazil — 0.1%
Yara International ASA	62,090	2,270

Canada — 3.1%
Bank of Nova Scotia/The	56,900	2,697
BCE Inc (A)	148,181	6,275
Canadian Imperial Bank of Commerce	113,400	4,488
Canadian Tire Corp Ltd, Cl A	59,600	7,061
Canadian Utilities Ltd, Cl A	70,600	1,671
CGI Inc, Cl A *	46,500	4,843
Cogeco Communications Inc	58,200	2,869
Empire Co Ltd, Cl A	162,400	4,225
Fairfax Financial Holdings Ltd	4,100	3,377
George Weston Ltd	15,814	1,751
Great-West Lifeco Inc (A)	172,100	4,939
Loblaw Cos Ltd	143,700	12,462
Metro Inc/CN, Cl A	89,500	4,607
Power Corp of Canada	57,500	1,568
Quebecor Inc, Cl B	150,800	3,443
TMX Group Ltd	21,800	482
		66,758

China — 0.2%
CITIC Telecom International Holdings Ltd	872,000	339
Fountain SET Holdings Ltd	174,279	11
Kerry Logistics Network Ltd	48,965	46
Wilmar International Ltd	1,085,500	3,039
		3,435

Denmark — 0.6%
Carlsberg AS, Cl B	46,612	6,761
DSV A/S	769	146
Novo Nordisk A/S, Cl B	37,281	6,917
Sparekassen Sjaelland-Fyn A/S	1,199	32
		13,856

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finland — 0.5%
Elisa Oyj, Cl A	124,348	$6,110
Kemira Oyj	73,072	1,159
Orion Oyj, Cl B	5,030	206
TietoEVRY Oyj	147,700	3,620
		11,095

France — 2.7%
ABC arbitrage	10,682	71
Air Liquide SA	15,285	2,768
Boiron SA	56	3
Bollore SE	104,114	618
Bouygues SA	184,978	6,404
Carrefour SA	497,357	9,538
Edenred	7,909	505
Eiffage SA	26,747	2,651
Fountaine Pajot SA	344	44
Legrand SA	2,113	209
Orange SA	1,776,121	19,967
Societe BIC SA	77,200	4,944
TotalEnergies SE	133,400	8,408
Vivendi SE	40,657	371
		56,501

Germany — 0.6%
Allianz SE	12,800	3,117
Bayerische Motoren Werke AG	45,600	4,809
Deutsche Telekom AG	274,700	5,886
		13,812

Hong Kong — 1.4%
Bank of East Asia Ltd/The	16,792	24
Chinney Investments Ltd	88,000	12
CK Asset Holdings Ltd	125,000	690
CLP Holdings Ltd	599,680	4,703
Dah Sing Banking Group Ltd	55,711	38
Hang Lung Properties Ltd	127,000	170
HK Electric Investments & HK Electric Investments Ltd	1,538,500	893
HKT Trust & HKT Ltd	5,062,000	5,397
Jardine Matheson Holdings Ltd	60,000	2,854
MTR Corp Ltd	318,500	1,330
Nissin Foods Co Ltd	12,716	10
PCCW Ltd	3,158,000	1,502
Power Assets Holdings Ltd	896,500	4,419
Regal Hotels International Holdings Ltd *	20,491	7
SmarTone Telecommunications Holdings Ltd	110,513	62
Sun Hung Kai Properties Ltd	239,000	2,691
Swire Pacific Ltd, Cl A	247,500	2,042
Taylor Maritime Investments Ltd *	23,496	20
Transport International Holdings Ltd	13,200	17
VTech Holdings Ltd	62,233	380
WH Group Ltd	6,726,000	3,465

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yue Yuen Industrial Holdings Ltd	22	$–
		30,726

Israel — 1.1%
Arad Ltd	2,800	44
Check Point Software Technologies Ltd *	109,574	14,748
FIBI Holdings Ltd	11,004	479
First International Bank Of Israel Ltd/The	80,284	3,253
Isracard Ltd	1	–
Nice Ltd *	8,230	1,629
Radware Ltd *	59,034	1,020
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	16,177	937
Silicom Ltd *	1,294	35
Tower Semiconductor Ltd *	36,397	1,065
		23,210

Italy — 1.0%
A2A SpA	3,102,200	5,958
Assicurazioni Generali SpA	17,640	366
Eni SpA	891,800	13,826
Orsero SpA	2,443	35
UniCredit SpA	9,907	243
UnipolSai Assicurazioni SpA	62,450	158
		20,586

Japan — 8.7%
Achilles Corp	2,300	23
AGC Inc	132,800	4,664
Ahjikan Co Ltd	5,308	32
Amano Corp	24,000	524
Amiyaki Tei Co Ltd	2,000	48
Anritsu Corp	213,000	1,563
Arcs Co Ltd	32,800	582
Asahi Co Ltd	9,900	87
Asante Inc	5,600	62
Autobacs Seven Co Ltd	38,300	426
Belc Co Ltd	5,300	247
Benesse Holdings Inc	56,400	718
Bridgestone Corp	123,700	4,810
Brother Industries Ltd	291,700	4,946
Canon Inc	373,600	9,208
Cawachi Ltd	26,200	411
C'BON COSMETICS Co Ltd	3,200	34
Central Automotive Products Ltd	1,200	29
Choushimaru Co Ltd	7,894	69
Chubu Electric Power Co Inc	526,800	7,038
CI Takiron Corp	25,400	105
COLOPL Inc	9,500	42
Computer Engineering & Consulting Ltd	14,200	167
COMSYS Holdings Corp	15,400	328
Create Medic Co Ltd	2,784	18
Dai Nippon Toryo Co Ltd	4,300	29
Daihatsu Diesel Manufacturing Co Ltd	6,400	37

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Doshisha Co Ltd	6,100	$99
Earth Corp	12,000	408
Ebara Foods Industry Inc	1,600	33
ENEOS Holdings Inc	1,100,600	4,130
ESTELLE Holdings Co Ltd	6,000	26
EXEO Group Inc	15,800	336
Ezaki Glico Co Ltd	47,100	1,243
FJ Next Holdings Co Ltd	11,400	82
France Bed Holdings Co Ltd	3,300	27
FTGroup Co Ltd	3,900	33
Fujicco Co Ltd	11,100	148
FUJIFILM Holdings Corp	9,800	580
Fujiya Co Ltd	2,100	36
Fukuda Denshi Co Ltd	800	28
Gakken Holdings Co Ltd	4,300	25
Gakkyusha Co Ltd	6,100	84
H.U. Group Holdings Inc	10,400	188
Hagihara Industries Inc	3,900	45
Heiwado Co Ltd	54,500	898
Hitachi Ltd	525	35
Hokkan Holdings Ltd	5,800	63
Hokuto Corp	24,700	310
Honda Motor Co Ltd	233,100	7,530
House Foods Group Inc	50,000	1,080
ITOCHU Corp	95,700	3,597
Itochu Enex Co Ltd	18,000	182
Itochu-Shokuhin Co Ltd	953	40
Itoham Yonekyu Holdings Inc	9,700	54
Japan Tobacco Inc	806,200	17,671
JM Holdings Co Ltd	1,900	25
JSP Corp	17,400	235
Kajima Corp	93,800	1,568
Kaken Pharmaceutical Co Ltd	39,400	969
Kakiyasu Honten Co Ltd	7,000	121
Kansai Electric Power Co Inc/The	418,200	5,958
Kato Sangyo Co Ltd	12,700	366
KDDI Corp	70,700	2,100
Kewpie Corp	30,800	513
Key Coffee Inc	6,400	92
KFC Holdings Japan Ltd	2,100	44
Kinden Corp	267,500	3,679
Kitano Construction Corp	1,300	27
Kobe Electric Railway Co Ltd *	1,500	32
Kohnan Shoji Co Ltd	95,058	2,321
Komeri Co Ltd	25,900	547
K's Holdings Corp	404,800	3,731
Kyokuyo Co Ltd	4,800	125
Kyorin Pharmaceutical Co Ltd	24,100	294
Kyosan Electric Manufacturing Co Ltd	7,800	24
Lawson Inc	18,000	859
Lion Corp	60,600	660
Maezawa Kasei Industries Co Ltd	2,400	25

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marvelous Inc	6,600	$31
McDonald's Holdings Co Japan Ltd	44,500	1,770
Megmilk Snow Brand Co Ltd	63,600	1,041
MEIJI Holdings Co Ltd	36,700	921
Ministop Co Ltd	4,200	42
Miroku Jyoho Service Co Ltd	9,400	99
Mitsubishi Shokuhin Co Ltd	7,400	203
Mitsui & Co Ltd	127,400	4,754
Mitsui DM Sugar Holdings Co Ltd	10,600	218
Miyoshi Oil & Fat Co Ltd	10,118	79
Mizuho Financial Group Inc	716,840	11,867
Mochida Pharmaceutical Co Ltd	7,200	167
Morinaga & Co Ltd/Japan	7,400	269
Morozoff Ltd	2,522	64
MS&AD Insurance Group Holdings Inc	63,400	2,282
Nichirei Corp	24,800	587
Nichirin Co Ltd	4,100	86
Nihon Chouzai Co Ltd	17,300	163
Nihon Denkei Co Ltd	2,500	36
Nikko Co Ltd/Hyogo	7,600	35
Nippn Corp	63,800	907
Nippon Air Conditioning Services Co Ltd	5,300	28
Nippon Carbon Co Ltd	5,000	152
NIPPON EXPRESS HOLDINGS INC	3,100	161
Nippon Seisen Co Ltd	400	13
Nippon Telegraph & Telephone Corp	8,527,300	9,858
Nisshin Oillio Group Ltd/The	2,749	79
Nisshin Seifun Group Inc	21,800	288
Nissin Foods Holdings Co Ltd	14,000	1,223
Nittoc Construction Co Ltd	10,800	80
Oiles Corp	4,400	62
Okinawa Cellular Telephone Co	14,622	316
Osaki Electric Co Ltd	7,300	32
Otsuka Holdings Co Ltd	64,300	2,450
OUG Holdings Inc	2,682	46
Ozu Corp	2,400	26
Prima Meat Packers Ltd	4,800	84
Qol Holdings Co Ltd	6,500	86
Raito Kogyo Co Ltd	25,000	349
Ricoh Co Ltd	167,500	1,367
San-A Co Ltd, Cl A	20,000	675
Sanki Engineering Co Ltd	5,900	65
Sankyo Co Ltd	16,700	728
Sanyo Chemical Industries Ltd	1,200	34
Seiko Epson Corp	222,200	3,484
Senko Group Holdings Co Ltd	437,000	3,062
Showa Sangyo Co Ltd	15,900	327
SKY Perfect JSAT Holdings Inc	661,600	3,013
SoftBank Corp	617,500	7,083
Sojitz Corp	355,600	7,650
Sompo Holdings Inc	20,200	881
SRA Holdings	8,100	189

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ST Corp	5,400	$57
Sugi Holdings Co Ltd	1,800	81
SUMCO Corp	9,200	123
Sumitomo Corp	13,700	282
Sundrug Co Ltd	66,500	1,966
Tachibana Eletech Co Ltd	2,300	42
Takamatsu Construction Group Co Ltd	11,900	213
Takasago International Corp	1,300	26
Tekken Corp	4,000	55
Tobishima Corp	7,500	68
TOKAI Holdings Corp	73,400	476
Tokyo Individualized Educational Institute Inc	11,500	38
Tokyo Seimitsu Co Ltd	20,500	1,131
Tokyu Construction Co Ltd	29,500	156
Toyo Ink SC Holdings Co Ltd	11,000	171
Trend Micro Inc/Japan	133,200	5,663
Unicafe Inc	9,700	63
United Super Markets Holdings Inc (A)	109,500	842
Uoriki Co Ltd	1,400	21
Valor Holdings Co Ltd	17,200	257
Vital KSK Holdings Inc	14,300	96
Wowow Inc	10,676	84
Yamaguchi Financial Group Inc	365,000	2,902
Yamato Holdings Co Ltd	17,700	333
Yamaya Corp	2,100	43
Yaoko Co Ltd	20,900	1,102
Yondoshi Holdings Inc	3,200	41
Zaoh Co Ltd	2,000	36
Zenkoku Hosho Co Ltd	3,000	104
Zenrin Co Ltd	13,500	84
		185,641

Netherlands — 2.6%
Acomo NV	3,399	72
ASR Nederland NV	88,000	3,856
Flow Traders Ltd	16,752	339
Koninklijke Ahold Delhaize NV	949,593	31,100
Koninklijke KPN NV	317,790	1,113
NN Group NV (A)	100,600	3,883
Shell PLC	300,153	9,172
Wolters Kluwer NV	50,205	6,059
		55,594

New Zealand — 0.2%
Spark New Zealand Ltd	1,368,521	4,136

Norway — 0.8%
AF Gruppen ASA	582	7
AMSC ASA	21,922	86
DNB Bank ASA	4,918	97
Gjensidige Forsikring ASA	1,970	31
Kongsberg Gruppen ASA	36,231	1,501
Orkla ASA	986,532	7,538

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Protector Forsikring ASA	4,108	$66
Sparebank 1 Oestlandet	16,398	207
SpareBank 1 SMN	38,508	510
SpareBank 1 Sorost-Norge	1,460	7
Sparebanken More	280	2
Sparebanken Vest	28,038	285
Telenor ASA	604,496	6,473
Veidekke ASA	6,922	66
		16,876

Portugal — 0.3%
Corticeira Amorim SGPS SA	44,918	493
Jeronimo Martins SGPS SA	192,344	4,906
NOS SGPS SA	13,159	50
REN - Redes Energeticas Nacionais SGPS SA	300,181	821
		6,270

Singapore — 1.5%
DBS Group Holdings Ltd	129,200	3,186
Genting Singapore Ltd	1,267,700	821
Great Eastern Holdings Ltd	4,800	65
Jardine Cycle & Carriage Ltd	230,800	5,712
Oversea-Chinese Banking Corp Ltd	1,019,300	9,472
Sheng Siong Group Ltd	1,456,233	1,639
Singapore Exchange Ltd	272,600	1,944
United Overseas Bank Ltd	355,100	7,478
Venture Corp Ltd	146,900	1,426
		31,743

Spain — 1.3%
ACS Actividades de Construccion y Servicios SA	13,883	488
Aena SME SA	20,797	3,273
Cia de Distribucion Integral Logista Holdings SA	272,601	7,397
Endesa SA	232,400	4,838
Iberdrola SA	504,320	5,999
Miquel y Costas & Miquel SA	2,889	32
Redeia Corp SA	330,808	5,387
Telefonica SA	286,747	1,190
		28,604

Sweden — 1.0%
Essity AB, Cl B	188,693	4,406
Industrivarden AB, Cl C	38,032	990
Investor AB, Cl A	88,362	1,689
Securitas AB, Cl B	146,094	1,191
Svenska Handelsbanken AB, Cl A	492,100	4,106
Swedbank AB, Cl A	383,500	6,800
Volvo AB, Cl A	44,639	915
Volvo AB, Cl B	68,363	1,381
		21,478

Switzerland — 3.4%
ABB Ltd	67,596	2,578

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Basellandschaftliche Kantonalbank	120	$121
Berner Kantonalbank AG	2,152	587
BKW AG	1,674	288
Chocoladefabriken Lindt & Spruengli AG	69	826
Emmi AG	836	901
Graubuendner Kantonalbank	61	113
Helvetia Holding AG	24,300	3,703
Huber + Suhner AG	764	59
Investis Holding SA	813	87
Kuehne + Nagel International AG	10,537	3,172
Novartis AG	296,656	29,996
PSP Swiss Property AG	22,590	2,747
St Galler Kantonalbank AG	1,285	719
Swatch Group AG/The	17,014	908
Swatch Group AG/The, Cl B	5,316	1,497
Swisscom AG	24,025	14,634
UBS Group AG	319,200	8,493
Vaudoise Assurances Holding SA	76	38
Walliser Kantonalbank	687	88
Zug Estates Holding AG, Cl B	34	60
		71,615

United Kingdom — 4.4%
3i Group PLC	174,700	4,413
Aferian PLC, Cl A	28,544	5
BAE Systems PLC	424,914	5,425
British American Tobacco PLC	161,544	5,368
Bunzl PLC	65,151	2,336
CK Hutchison Holdings Ltd	1,746,000	9,518
Coca-Cola Europacific Partners PLC	120,872	7,749
HSBC Holdings PLC	895,000	6,613
Imperial Brands PLC	496,936	11,268
J Sainsbury PLC	103,517	354
Kingfisher PLC	1,216,400	3,607
Odfjell Technology Ltd	214	1
Polar Capital Holdings PLC	5,123	32
RELX PLC	249,897	8,163
Sage Group PLC/The	752,229	9,255
Shell PLC	114,309	3,543
Spirent Communications PLC	878,170	1,746
Tesco PLC	1,089,501	3,668
Unilever PLC	128,011	6,557
VH Global Sustainable Energy Opportunities PLC	50,381	51
Vodafone Group PLC	4,756,575	4,413
		94,085

United States — 59.7%
AbbVie Inc	33,511	4,925
Advance Auto Parts Inc	30,700	2,113
Aflac Inc	119,700	8,926
Air Products and Chemicals Inc	10,676	3,155
Allison Transmission Holdings Inc	162,700	9,835
Alphabet Inc, Cl A *	73,942	10,069

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alphabet Inc, Cl C *	32,444	$4,456
Altria Group Inc	220,829	9,765
Amdocs Ltd	232,357	20,726
American Electric Power Co Inc	8,877	696
American Financial Group Inc/OH	26,600	3,083
AMETEK Inc	25,102	4,004
Amgen Inc	104,872	26,883
Aon PLC, Cl A	8,920	2,974
Apple Inc	48,443	9,101
AptarGroup Inc	48,128	6,380
Archer-Daniels-Midland Co	100,900	8,001
Arrow Electronics Inc *	65,195	8,699
AT&T Inc	1,736,498	25,683
Atmus Filtration Technologies Inc *	3,930	91
Automatic Data Processing Inc	3,973	1,012
AutoZone Inc *	6,379	16,147
Avnet Inc	64,600	3,278
Bank of New York Mellon Corp/The	194,814	8,741
Becton Dickinson & Co	20,202	5,645
Berkshire Hathaway Inc, Cl B *	62,666	22,572
Berry Global Group Inc	65,400	4,273
Box Inc, Cl A *	61,116	1,618
Brady Corp, Cl A	11,747	592
Bristol-Myers Squibb Co	523,670	32,284
CACI International Inc, Cl A *	1,964	644
Cadence Design Systems Inc *	21,253	5,110
Campbell Soup Co	144,915	6,043
Cardinal Health Inc	54,764	4,783
Casey's General Stores Inc	24,764	6,053
Cboe Global Markets Inc	24,211	3,625
Centene Corp *	13,893	856
Chemed Corp	7,081	3,621
Chevron Corp	58,800	9,473
Chubb Ltd	5,176	1,040
Church & Dwight Co Inc	89,413	8,652
Cigna Group/The	27,978	7,729
Cintas Corp	4,724	2,382
Cirrus Logic Inc *	373	31
Cisco Systems Inc	743,424	42,635
Clorox Co/The	61,851	9,677
Coca-Cola Co/The	111,449	6,668
Cognizant Technology Solutions Corp, Cl A	58,729	4,206
Colgate-Palmolive Co	110,073	8,087
Comcast Corp, Cl A	456,857	21,363
CommVault Systems Inc *	75,893	5,184
Conagra Brands Inc	383,173	11,449
Consolidated Edison Inc	26,382	2,347
Copart Inc *	14,624	656
Corebridge Financial Inc	74,313	1,325
Costco Wholesale Corp	12,025	6,605
Crane Co	15,144	1,380
CSG Systems International Inc	48,143	2,615

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cummins Inc	22,700	$5,222
CVS Health Corp	303,419	19,774
Dell Technologies Inc, Cl C	167,400	9,415
Dolby Laboratories Inc, Cl A	81,082	6,849
Domino's Pizza Inc	3,088	1,196
Donaldson Co Inc	11,254	719
DT Midstream Inc	28,882	1,510
Duke Energy Corp	30,950	2,748
eBay Inc	180,559	8,085
Ecolab Inc	14,796	2,720
Electronic Arts Inc	133,428	16,009
Elevance Health Inc	2,285	1,010
Ennis Inc	3,744	80
Entergy Corp	45,400	4,324
Everest Group Ltd	10,800	3,895
Evergy Inc	85,100	4,678
Eversource Energy	1,829	117
Exelixis Inc *	9,508	213
Exxon Mobil Corp	126,100	14,021
F5 Inc *	30,105	4,927
Fair Isaac Corp *	3,694	3,342
Ferguson PLC	9,334	1,508
Flowers Foods Inc	69,520	1,638
Ford Motor Co	233,500	2,832
Fox Corp	124,251	3,896
Gen Digital Inc	169,800	3,438
General Dynamics Corp	30,576	6,930
General Mills Inc	191,982	12,989
General Motors Co	67,700	2,269
Genuine Parts Co	12,463	1,916
Gilead Sciences Inc	375,100	28,688
Golub Capital BDC Inc	92,718	1,333
Graco Inc	90,833	7,170
Graham Holdings Co, Cl B	902	529
Grand Canyon Education Inc *	10,690	1,253
Graphic Packaging Holding Co	242,300	5,389
GSK PLC	855,663	15,058
Hartford Financial Services Group Inc/The	126,900	9,114
HealthStream Inc	9,319	196
Hershey Co/The	36,336	7,807
Hewlett Packard Enterprise Co	348,800	5,926
Holcim AG	23,981	1,590
Hologic Inc *	19,981	1,493
HP Inc	103,500	3,075
Humana Inc	28,977	13,377
Incyte Corp *	163,298	10,538
Ingredion Inc	47,749	4,914
Insight Enterprises Inc *	5,572	892
Intel Corp	70,300	2,470
Inter Parfums Inc	3,562	498
Intercontinental Exchange Inc	21,821	2,575
International Business Machines Corp	176,527	25,919

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
J M Smucker Co/The	66,893	$9,696
John B Sanfilippo & Son Inc	2,124	213
Johnson & Johnson	137,182	22,180
Juniper Networks Inc	268,906	7,831
Kellogg Co	270,002	16,476
Keysight Technologies Inc *	8,191	1,092
Kimberly-Clark Corp	148,045	19,073
Kraft Heinz Co/The	483,407	15,996
Kroger Co/The	309,900	14,376
Landstar System Inc	2,461	467
Leidos Holdings Inc	9,053	883
Lockheed Martin Corp	56,571	25,364
Lowe's Cos Inc	12,900	2,973
Marsh & McLennan Cos Inc	42,564	8,300
McCormick & Co Inc/MD	27,680	2,272
McDonald's Corp	15,663	4,404
McKesson Corp	34,343	14,160
Merck & Co Inc	184,083	20,061
Microsoft Corp	26,441	8,666
Molina Healthcare Inc *	6,265	1,943
Molson Coors Beverage Co, Cl B	147,300	9,352
Mondelez International Inc, Cl A	108,876	7,758
Motorola Solutions Inc	23,552	6,679
MSC Industrial Direct Co Inc, Cl A	8,853	904
National Fuel Gas Co	98,400	5,288
Nestle SA	59,473	7,164
NetApp Inc	23,214	1,780
NetScout Systems Inc *	33,974	973
New Mountain Finance Corp	14,901	190
NewMarket Corp	29,942	14,062
Noram Drilling AS (A)	25,168	112
Northrop Grumman Corp	22,019	9,536
NVR Inc *	167	1,065
Old Republic International Corp	120,300	3,290
Oracle Corp	190,724	22,961
O'Reilly Automotive Inc *	2,445	2,298
Organon & Co	30,990	681
PACCAR Inc	39,470	3,248
PepsiCo Inc	41,414	7,368
Pfizer Inc	480,082	16,985
Philip Morris International Inc	72,163	6,932
Phillips 66	21,438	2,447
Prestige Consumer Healthcare Inc *	1,236	72
Procter & Gamble Co/The	109,187	16,852
Provident Financial Holdings Inc (A)	2,655	35
Public Storage ‡	727	201
Quest Diagnostics Inc	47,400	6,233
Regeneron Pharmaceuticals Inc *	1,946	1,608
Reliance Steel & Aluminum Co	29,519	8,412
Republic Services Inc, Cl A	44,220	6,373
Roche Holding AG	46,179	13,717
Rollins Inc	19,679	779

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Roper Technologies Inc	3,095	$1,545
Royal Gold Inc	62,900	7,050
RPM International Inc	36,999	3,690
Sanofi	149,346	15,989
Sherwin-Williams Co/The	2,913	791
Signify NV	60,700	1,722
Silgan Holdings Inc	110,077	4,968
Sixth Street Specialty Lending Inc	878	18
Sonoco Products Co	51,900	2,982
Synopsys Inc *	10,463	4,801
Sysco Corp	2,673	186
TE Connectivity Ltd	3,617	479
TJX Cos Inc/The	35,030	3,240
T-Mobile US Inc *	7,593	1,035
UGI Corp	118,100	2,974
Ulta Beauty Inc *	2,140	888
United Therapeutics Corp *	4,605	1,033
UnitedHealth Group Inc	558	266
USANA Health Sciences Inc *	9,791	629
VeriSign Inc *	23,274	4,836
Verizon Communications Inc	882,887	30,883
Vertex Pharmaceuticals Inc *	4,816	1,678
VMware Inc, Cl A *	1,525	257
Walgreens Boots Alliance Inc	232,330	5,880
Walmart Inc	138,033	22,446
Waste Connections Inc	6,568	900
Waste Management Inc	15,487	2,428
Werner Enterprises Inc	137,200	5,709
Western Union Co/The	420,100	5,188
Whirlpool Corp	26,400	3,695
WP Carey Inc ‡	44,262	2,879
Yelp Inc, Cl A *	7,495	321
Zimmer Biomet Holdings Inc	2,936	350
		1,271,557

Total Common Stock
(Cost $1,995,942) ($ Thousands)		2,049,857

PREFERRED STOCK — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG, 6.320%	9,213	888
Henkel AG & Co KGaA (B)	85,310	6,548

Total Preferred Stock
(Cost $7,145) ($ Thousands)		7,436

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, LP
5.360% **†(C)	12,028,722	$12,052

Total Affiliated Partnership
(Cost $12,030) ($ Thousands)		12,052

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	46,084,103	$46,084

Total Cash Equivalent
(Cost $46,084) ($ Thousands)		46,084

Total Investments in Securities — 99.3%
(Cost $2,061,201) ($ Thousands)		$2,115,429

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	84	Sep-2023	$3,961	$3,932	$(3)
FTSE 100 Index	18	Sep-2023	1,695	1,702	13
Hang Seng Index	15	Sep-2023	1,767	1,751	(17)
S&P 500 Index E-MINI	84	Sep-2023	18,851	18,967	116
SPI 200 Index	19	Sep-2023	2,203	2,238	29
TOPIX Index	17	Sep-2023	2,663	2,721	57
			$31,140	$31,311	$195

A list of the open forward contracts held by the Fund at August 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/18/23	CAD	44,119	USD	32,709	$89
Barclays PLC	09/18/23	SEK	148,700	USD	13,736	142
Barclays PLC	09/18/23	HKD	157,574	USD	20,145	31
Barclays PLC	09/19/23	JPY	13,696,639	USD	94,508	134
BNP Paribas	09/18/23	DKK	58,094	USD	8,528	59
Brown Brothers Harriman	09/18/23	USD	63	AUD	98	—
Brown Brothers Harriman	09/18/23	USD	15	AUD	24	—
Brown Brothers Harriman	09/18/23	USD	58	NZD	98	—
Brown Brothers Harriman	09/18/23	USD	36	NZD	61	—
Brown Brothers Harriman	09/18/23	AUD	130	USD	84	(1)
Brown Brothers Harriman	09/18/23	USD	7	DKK	50	—
Brown Brothers Harriman	09/18/23	USD	187	DKK	1,280	(1)
Brown Brothers Harriman	09/18/23	USD	7	NOK	72	—
Brown Brothers Harriman	09/18/23	USD	190	NOK	2,003	(1)
Brown Brothers Harriman	09/18/23	NZD	197	USD	117	—
Brown Brothers Harriman	09/18/23	USD	24	SEK	258	—
Brown Brothers Harriman	09/18/23	USD	287	SEK	3,109	(2)
Brown Brothers Harriman	09/18/23	USD	62	HKD	487	—
Brown Brothers Harriman	09/18/23	USD	394	HKD	3,083	(1)
Brown Brothers Harriman	09/18/23	USD	120	CAD	162	—
Brown Brothers Harriman	09/18/23	USD	385	CAD	520	—
Brown Brothers Harriman	09/18/23	USD	505	SGD	685	3
Brown Brothers Harriman	09/18/23	USD	5	SGD	6	—
Brown Brothers Harriman	09/18/23	SGD	634	USD	469	(1)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/18/23	CAD	956	USD	705	$(2)
Brown Brothers Harriman	09/18/23	USD	1,122	CHF	983	(7)
Brown Brothers Harriman	09/18/23	USD	1,245	GBP	978	(6)
Brown Brothers Harriman	09/18/23	GBP	683	USD	866	1
Brown Brothers Harriman	09/18/23	GBP	589	USD	743	(3)
Brown Brothers Harriman	09/18/23	CHF	433	USD	491	—
Brown Brothers Harriman	09/18/23	CHF	900	USD	1,020	(1)
Brown Brothers Harriman	09/18/23	DKK	5	USD	1	—
Brown Brothers Harriman	09/18/23	DKK	1,874	USD	273	(1)
Brown Brothers Harriman	09/18/23	USD	133	EUR	123	—
Brown Brothers Harriman	09/18/23	USD	2,644	EUR	2,423	(12)
Brown Brothers Harriman	09/18/23	EUR	376	USD	408	—
Brown Brothers Harriman	09/18/23	EUR	3,232	USD	3,507	(4)
Brown Brothers Harriman	09/18/23	NOK	78	USD	7	—
Brown Brothers Harriman	09/18/23	NOK	3,660	USD	343	(1)
Brown Brothers Harriman	09/18/23	HKD	203	USD	26	—
Brown Brothers Harriman	09/18/23	HKD	4,033	USD	515	—
Brown Brothers Harriman	09/18/23	SEK	4,976	USD	454	(1)
Brown Brothers Harriman	09/19/23	USD	1,346	JPY	195,434	1
Brown Brothers Harriman	09/19/23	USD	1,907	JPY	275,407	(10)
Brown Brothers Harriman	09/19/23	JPY	553,205	USD	3,802	(10)
Standard Chartered	09/18/23	AUD	4,446	USD	2,876	(5)
Standard Chartered	09/18/23	SGD	25,884	USD	19,088	(96)
Standard Chartered	09/18/23	GBP	38,836	USD	49,482	272
Standard Chartered	09/18/23	NOK	107,481	USD	10,247	135
Westpac Banking	09/18/23	NZD	5,175	USD	3,090	9
Westpac Banking	09/18/23	CHF	41,279	USD	47,161	329
Westpac Banking	09/18/23	EUR	111,583	USD	121,975	776
						$1,815

Percentages are based on Net Assets of $2,131,221 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $12,052 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$35,068	$368,202	$(391,239)	$—	$21	$12,052	$184	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,195	568,875	(537,986)	—	—	46,084	329	—
Totals	$50,263	$937,077	$(929,225)	$–	$21	$58,136	$513	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.6%
Australia — 3.0%
ANZ Group Holdings Ltd	3,259	$53
Aristocrat Leisure Ltd	444,743	11,781
Audinate Group Ltd *	3,973	36
Bellevue Gold Ltd *	1,201,157	1,315
BlueScope Steel Ltd	1,720,433	23,410
Boral Ltd *	72,593	222
Brambles Ltd	1,883,916	18,265
Cettire Ltd *	20,139	36
Cochlear Ltd	31,708	5,575
Computershare Ltd	872,291	14,225
HUB24 Ltd	3,711	78
Iluka Resources Ltd	105,802	584
Inghams Group Ltd	20,146	45
James Hardie Industries PLC *	831,710	25,064
Lottery Corp Ltd/The	360,283	1,176
Magellan Financial Group Ltd	32,800	190
Megaport Ltd *	21,316	166
Neuren Pharmaceuticals Ltd *	97,157	792
New Hope Corp Ltd	580,228	2,116
nib holdings Ltd/Australia	162,399	875
Nufarm Ltd	36,310	122
OceanaGold Corp	31,100	67
Orica Ltd	123,060	1,252
Orora Ltd	848,712	1,935
Pilbara Minerals Ltd	235,063	711
Pro Medicus Ltd	39,714	1,886
Qantas Airways Ltd *	7,326,395	28,043
QBE Insurance Group Ltd	106,721	1,035
REA Group Ltd	9,729	1,040
Ridley Corp Ltd	27,537	39
Rio Tinto Ltd	645,000	47,162
Seven Group Holdings Ltd	132,171	2,393
Sonic Healthcare Ltd	197,370	4,111
South32 Ltd	5,880,298	12,948
Super Retail Group Ltd	223,664	1,880
Symbio Holdings Ltd	21,545	35
Technology One Ltd	189,747	1,894
Washington H Soul Pattinson & Co Ltd	142,710	3,051
Whitehaven Coal Ltd	1,138,974	4,492
WiseTech Global Ltd	75,462	3,397
Woodside Energy Group Ltd	89,762	2,152
Woolworths Group Ltd	274,126	6,770
		232,419

Austria — 0.2%
ANDRITZ AG	66,956	3,567
Erste Group Bank AG	54,403	1,947
OMV AG	148,536	6,895
Palfinger AG	1,123	30
Raiffeisen Bank International AG	163,914	2,357
voestalpine AG	51,727	1,515

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wienerberger AG	36,167	$998
		17,309

Belgium — 0.0%
Lotus Bakeries NV	179	1,412
Titan Cement International SA	745	15
		1,427

Brazil — 2.2%
3R PETROLEUM OLEO E GAS SA *	1,794,000	11,994
Ambev SA *	10,929,700	30,509
Banco BTG Pactual SA *	248,400	1,629
Banco do Brasil SA	6,049,200	57,927
Caixa Seguridade Participacoes S/A	406,777	891
Cia de Saneamento de Minas Gerais Copasa MG *	137,000	492
CPFL Energia SA	1,602,800	11,101
Gerdau SA ADR	1,403,426	7,312
M Dias Branco SA *	113,400	852
Telefonica Brasil SA	4,980,000	41,914
Wheaton Precious Metals Corp	22,672	988
		165,609

Canada — 3.7%
Advantage Energy Ltd *	21,615	154
Agnico Eagle Mines Ltd	46,588	2,259
Alamos Gold Inc, Cl A	195,696	2,514
ARC Resources Ltd	65,340	995
Atco Ltd/Canada, Cl I	34,286	945
Athabasca Oil Corp *	544,920	1,510
Barrick Gold Corp	2,280,000	36,906
Boardwalk Real Estate Investment Trust ‡	19,656	993
Bombardier Inc, Cl B *	20,078	818
Boyd Group Services Inc	7,850	1,414
BRP Inc	200,307	15,298
Calfrac Well Services Ltd *	14,470	65
Canadian Solar Inc *(A)	4,036	113
Canfor Corp *	124,856	1,918
Cascades Inc	13,053	123
CCL Industries Inc, Cl B	76,232	3,403
Celestica Inc *	86,921	2,024
CES Energy Solutions Corp	67,926	185
Constellation Software	2,560	–
Constellation Software Inc/Canada *	5,120	5,253
Coveo Solutions Inc *	19,580	169
Crew Energy Inc *	20,600	97
Docebo Inc *	2,500	109
Dollarama Inc	514,711	33,330
Doman Building Materials Group Ltd	9,300	53
Dundee Precious Metals Inc	337,841	2,177
Element Fleet Management Corp	165,527	2,541
Enerplus Corp	16,000	273
Enghouse Systems Ltd	60,958	1,381
Fairfax Financial Holdings Ltd	5,821	4,794

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finning International Inc	168,746	$5,292
Gibson Energy Inc	118,876	1,785
Gildan Activewear Inc	81,200	2,419
Great-West Lifeco Inc (A)	125,683	3,607
iA Financial Corp Inc	68,700	4,304
Interfor Corp *	53	1
Kelt Exploration Ltd *	128,556	667
Keyera Corp	40,353	996
Kinaxis Inc *	12,700	1,564
Kinross Gold Corp	429,131	2,176
Leon's Furniture Ltd	3,400	48
Linamar Corp	18,200	954
Magna International Inc, Cl A	253,327	14,882
Major Drilling Group International Inc *	15,300	98
Manulife Financial Corp	125,177	2,311
Martinrea International Inc	32,475	328
MDA Ltd *	6,300	48
MEG Energy Corp *	227,430	4,063
Mullen Group Ltd	70,695	747
National Bank of Canada	263,192	18,319
North American Construction Group Ltd	19,239	475
NuVista Energy Ltd *	126,611	1,160
Onex Corp	44,449	2,743
Open Text Corp	65,792	2,648
Osisko Gold Royalties Ltd	59,937	800
Pason Systems Inc	87,265	897
Polaris Renewable Energy Inc	2,300	25
Precision Drilling Corp *	3,761	248
Quebecor Inc, Cl B	699,879	15,979
RB Global Inc	56,886	3,513
Restaurant Brands International Inc	30,576	2,121
Russel Metals Inc	55,137	1,638
Shawcor Ltd *	194,394	2,677
Shopify Inc, Cl A *	56,479	3,752
Silvercorp Metals Inc	32,700	85
SNC-Lavalin Group Inc	580,200	18,882
Stella-Jones Inc	57,315	2,779
TFI International Inc	64,200	8,737
TMX Group Ltd	333,610	7,373
Torex Gold Resources Inc *	36,618	423
Toromont Industries Ltd	247,066	20,241
Tourmaline Oil Corp	19,218	984
Trican Well Service Ltd	455,200	1,608
Victoria Gold Corp *	27,900	141
		286,352

Chile — 0.0%
Enel Chile SA	31,434,536	2,108

China — 5.3%
Agricultural Bank of China Ltd, Cl H	12,931,000	4,436
Alibaba Group Holding Ltd *	3,101,700	35,677
Anhui Gujing Distillery Co Ltd, Cl A	21,955	867
Anker Innovations Technology Co Ltd, Cl A	84,500	970

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Autohome Inc ADR	61,771	$1,785
Baidu Inc, Cl A *	739,100	13,139
Bank of Communications Co Ltd, Cl H	1,138,000	652
Beijing Tongrentang Co Ltd, Cl A	127,600	984
Brilliance China Automotive Holdings Ltd *	13,564,000	5,518
BYD Co Ltd, Cl H	37,500	1,175
BYD Electronic International Co Ltd	279,500	1,296
C&D Property Management Group Co Ltd	112,919	52
Castech Inc, Cl A	410,900	1,580
Changjiang Securities Co Ltd, Cl A	4,748,900	3,895
China CITIC Bank Corp Ltd, Cl H	6,356,000	2,829
China Coal Energy Co Ltd, Cl H	3,430,645	2,341
China Construction Bank Corp, Cl H	55,152,000	29,539
China Medical System Holdings Ltd	631,000	911
China Minsheng Banking Corp Ltd, Cl H	3,148,500	1,012
China Overseas Land & Investment Ltd	11,938,000	25,180
China Pacific Insurance Group Co Ltd, Cl H	4,173,486	9,559
China Railway Group Ltd, Cl H	1,207,000	639
China Resources Beer Holdings Co Ltd	154,000	905
China Resources Land Ltd	1,904,000	8,049
China Resources Sanjiu Medical & Pharmaceutical Co Ltd, Cl A	171,500	1,119
China Sanjiang Fine Chemicals Co Ltd *	598,092	81
China Taiping Insurance Holdings Co Ltd	599,000	631
China Yangtze Power Co Ltd, Cl A	599,959	1,815
COFCO Capital Holdings Co Ltd, Cl A	1,389,700	1,458
Contemporary Amperex Technology Co Ltd, Cl A	33,000	1,071
Dong-E-E-Jiao Co Ltd, Cl E	210,966	1,500
Edvantage Group Holdings Ltd	263,211	78
FIH Mobile Ltd *	597,000	53
Gaotu Techedu Inc ADR *	2,304	7
GF Securities Co Ltd, Cl H	6,700,600	9,570
Guosen Securities Co Ltd, Cl A	1,466,000	1,866
Haier Smart Home Co Ltd, Cl H	950,600	2,940
Hello Group Inc ADR *	45,030	389
Hisense Home Appliances Group Co Ltd, Cl H	113,810	300
HUTCHMED China Ltd ADR *	1,061	16
Industrial & Commercial Bank of China Ltd, Cl H	6,237,000	2,863
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A	1,070,900	1,335
Inner Mongolia Yili Industrial Group Co Ltd, Cl A	1,962,700	7,000
JA Solar Technology Co Ltd, Cl A	242,100	924
JD.com Inc ADR	33,790	1,122
Jinduicheng Molybdenum Co Ltd, Cl A	658,000	981
JOYY Inc ADR	91,746	3,149
Kuaishou Technology, Cl B *	127,700	1,045
Kunlun Energy Co Ltd	2,512,000	1,839
Kweichow Moutai Co Ltd, Cl A	11,200	2,838
Lee & Man Chemical Co Ltd	34,000	14

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lenovo Group Ltd	13,550,000	$15,327
Li Auto Inc ADR *	34,483	1,436
LONGi Green Energy Technology Co Ltd, Cl A *	1,368,578	4,984
Lonking Holdings Ltd	154,466	28
Luzhou Laojiao Co Ltd, Cl A	86,500	2,756
Midea Group Co Ltd, Cl A	1,740,194	13,489
MINISO Group Holding Ltd ADR	397,895	10,305
NetDragon Websoft Holdings Ltd	179,260	348
NetEase Inc	202,200	4,224
New China Life Insurance Co Ltd, Cl H	2,298,600	5,757
New Oriental Education & Technology Group Inc *	121,900	658
Nongfu Spring Co Ltd, Cl H	179,400	1,008
Offshore Oil Engineering Co Ltd, Cl A	1,199,100	957
Oppein Home Group Inc, Cl A	285,770	3,838
Pacific Securities Co Ltd/The/China, Cl A *	2,898,777	1,626
PDD Holdings Inc ADR *	21,832	2,161
PetroChina Co Ltd, Cl H	40,398,045	29,158
Qianhe Condiment and Food Co Ltd, Cl A	448,308	1,092
Sany Heavy Equipment International Holdings Co Ltd	712,000	1,111
Sealand Securities Co Ltd, Cl A	1,774,800	923
Shanghai M&G Stationery Inc, Cl A	209,000	1,081
Shenergy Co Ltd, Cl A	2,438,400	2,181
Shenzhen Kinwong Electronic Co Ltd, Cl A	312,692	920
Shenzhen SC New Energy Technology Corp, Cl A	68,000	826
Sichuan Changhong Electric Co Ltd, Cl A	2,131,000	1,163
Sinofibers Technology Co Ltd, Cl A	168,700	903
SITC International Holdings Co Ltd	1,717,670	3,202
Southwest Securities Co Ltd, Cl A	4,235,396	2,452
TCL Electronics Holdings Ltd *	540,000	211
Tencent Holdings Ltd	909,100	37,677
Tencent Music Entertainment Group ADR *	612,212	4,175
Tianli International Holdings Ltd	292,000	95
Tongcheng Travel Holdings Ltd *	344,800	773
Topsports International Holdings Ltd	1,653,000	1,345
Trip.com Group Ltd *	28,350	1,119
Trip.com Group Ltd ADR *	229,883	9,037
Vipshop Holdings Ltd ADR *	684,540	10,809
Weibo Corp ADR *	89,597	1,156
Weichai Power Co Ltd, Cl H	8,033,000	10,428
Wuliangye Yibin Co Ltd, Cl A	41,519	888
Wuxi Taiji Industry Co Ltd, Cl A *	1,441,900	1,349
Yangling Metron New Material Inc, Cl A	314,600	1,884
Yangzijiang Shipbuilding Holdings Ltd	393,000	492
Yum China Holdings Inc	17,700	943
Zhejiang Conba Pharmaceutical Co Ltd, Cl A	1,266,800	904
Zhejiang Jingsheng Mechanical & Electrical Co Ltd, Cl A	104,200	805
Zhongtai Securities Co Ltd, Cl A	2,925,425	2,933
ZTE Corp, Cl H	1,238,200	3,987

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZTO Express Cayman Inc ADR *	47,070	$1,183
		405,101

Denmark — 3.3%
AP Moller - Maersk A/S, Cl B	13,320	24,256
Coloplast A/S, Cl B	86,815	9,927
D/S Norden A/S	22,741	1,096
Danske Bank A/S	1,173,150	26,420
Demant A/S *	75,273	3,088
DSV A/S	72,338	13,774
Genmab A/S *	93,368	35,895
ISS A/S	1,331	24
Novo Nordisk A/S, Cl B	432,463	80,233
Pandora A/S	537,495	55,871
ROCKWOOL A/S, Cl B	2,494	639
Zealand Pharma A/S, Cl A *	28,195	1,054
		252,277

Finland — 1.3%
Cargotec Oyj, Cl B	7,061	332
Kone Oyj, Cl B	226,467	10,324
Nokia Oyj	20,080,920	80,358
Nordea Bank Abp	244,638	2,687
Orion Oyj, Cl B	25,926	1,063
Wartsila OYJ Abp, Cl B	199,443	2,538
		97,302

France — 7.9%
Accor SA	668,945	24,025
Air Liquide SA	151,887	27,507
Amundi SA	572,319	34,195
Christian Dior SE	805	663
Cie de Saint-Gobain SA	169,171	11,046
Cie des Alpes	1,404	20
Cie Generale des Etablissements Michelin SCA	1,130,758	35,480
Criteo SA ADR *	76,709	2,263
Danone SA	1,258,260	73,513
Dassault Aviation SA	253,390	49,943
Hermes International SCA	14,119	29,128
Ipsen SA	52,966	6,887
Kering SA	18,468	9,906
La Francaise des Jeux SAEM	47,137	1,709
Legrand SA	182,163	18,011
LVMH Moet Hennessy Louis Vuitton SE	38,902	33,026
Orange SA	2,767,510	31,113
Pernod Ricard SA	113,461	22,314
Publicis Groupe SA	215,403	16,847
Rexel SA	1,704,085	40,135
Sanofi	505,930	54,164
Societe BIC SA	415,000	26,575
Societe pour l'Informatique Industrielle	319	18
Sodexo SA	335,912	36,101
Thales SA	13,882	2,031

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TotalEnergies SE	145,499	$9,170
Vinci SA	36,366	4,064
Wavestone	1,906	113
Worldline SA/France *	264,626	8,639
		608,606

Germany — 7.1%
adidas AG	115,870	23,193
AIXTRON SE	24,801	945
BASF SE	739,018	37,530
Bayer AG	1,031,638	56,589
Bayerische Motoren Werke AG	60,420	6,372
Beiersdorf AG	17,584	2,305
Carl Zeiss Meditec AG	31,177	3,104
Commerzbank AG	101,448	1,118
Continental AG	725,000	53,996
Covestro AG *	1,392,853	74,181
CTS Eventim AG & Co KGaA	27,893	1,741
Daimler Truck Holding AG	913,313	32,206
Deutsche Boerse AG	25,821	4,592
Deutsche Lufthansa AG *	1,354,125	12,121
Duerr AG	13,532	404
E.ON SE	460,616	5,689
Fresenius Medical Care AG & Co KGaA	738,581	35,712
Fresenius SE & Co KGaA	317,630	10,208
GEA Group AG	69,477	2,745
Heidelberg Materials AG	252,344	20,344
HOCHTIEF AG	46,698	5,000
HUGO BOSS AG	7,014	529
Infineon Technologies AG	133,872	4,797
Knorr-Bremse AG	225,031	15,411
Koenig & Bauer AG *	1,160	19
Krones AG	2,291	248
Mercedes-Benz Group AG	54,268	3,978
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,451	5,229
Rational AG	7,651	5,842
Rheinmetall AG	68,505	18,685
RWE AG	30,318	1,252
SAP SE	511,570	71,525
Scout24 SE	247,115	17,063
Siemens AG	15,000	2,261
Siemens Energy AG *	28,324	405
SMA Solar Technology AG *	17,331	1,398
Stabilus SE	505	28
Talanx AG	60,039	4,043
thyssenkrupp AG	179,387	1,383
Traton SE	142,974	2,947
Vitesco Technologies Group AG *	4,218	334
		547,472

Greece — 0.1%
Aegean Airlines SA *	10,275	147
Alpha Services and Holdings SA *	578,488	977

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eurobank Ergasias Services and Holdings SA *	656,569	$1,142
JUMBO SA *	66,462	2,057
Mytilineos SA	46,925	1,907
National Bank of Greece SA *	316,397	2,155
		8,385

Hong Kong — 1.1%
AIA Group Ltd	1,621,400	14,722
ASMPT Ltd	55,000	551
Bank of East Asia Ltd/The	20,516	29
Cathay Pacific Airways Ltd *	530,887	566
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
Comba Telecom Systems Holdings Ltd	658,000	91
Futu Holdings Ltd ADR *	36,067	2,149
GigaCloud Technology Inc, Cl A *	12,298	154
Orient Overseas International Ltd	498,003	6,681
Perennial Energy Holdings Ltd	236,434	26
Samsonite International SA *	4,780,400	16,002
Sun Hung Kai Properties Ltd	73,500	828
Swire Pacific Ltd, Cl A	4,900,000	40,428
		82,227

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	86,492	655
OTP Bank Nyrt	301,500	12,314
		12,969

India — 1.2%
3M India Ltd	498	187
Ahluwalia Contracts India Ltd	4,490	39
Alembic Pharmaceuticals Ltd	21,423	201
Aurobindo Pharma Ltd	128,506	1,288
Bharat Petroleum Corp Ltd	50,821	209
Caplin Point Laboratories Ltd	9,128	117
Castrol India Ltd	2,393	4
CE Info Systems Ltd	12,911	273
CESC Ltd	55,427	56
Chennai Petroleum Corp Ltd	85,660	434
Coal India Ltd	2,914,736	8,100
Colgate-Palmolive India Ltd	94,531	2,218
Cyient Ltd	78,160	1,546
DB Corp Ltd	11,535	32
DCM Shriram Industries Ltd	22,329	34
Deep Industries Ltd	27,385	81
DLF Ltd	217,494	1,324
Dr Reddy's Laboratories Ltd	70,225	4,757
Gillette India Ltd	648	44
Godfrey Phillips India Ltd	3,014	78
Gujarat Industries Power Co Ltd	69,940	102
Gujarat Pipavav Port Ltd	184,639	290
Gujarat State Petronet Ltd	60,145	201
HDFC Bank Ltd ADR	427,625	26,645
Hindustan Aeronautics Ltd	116,299	5,479

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hindustan Petroleum Corp Ltd *	86,897	$260
ICICI Bank Ltd	325,331	3,768
IDFC First Bank Ltd *	896,525	1,011
Indian Bank	107,610	492
Indian Oil Corp Ltd	1,699,233	1,829
Indian Railway Catering & Tourism Corp Ltd	121,127	983
Indo Count Industries Ltd	35,808	106
Indraprastha Medical Corp Ltd	21,728	47
Ingersoll Rand India Ltd	2,967	115
Intellect Design Arena Ltd	27,852	247
ITC Ltd	543,274	2,885
ITD Cementation India Ltd	67,623	178
J Kumar Infraprojects Ltd	9,170	46
JK Tyre & Industries Ltd	110,949	363
Jyothy Labs Ltd	27,396	115
Kalyan Jewellers India Ltd	25,713	78
Karnataka Bank Ltd/The	92,919	248
Karur Vysya Bank Ltd/The	467,036	686
Kaveri Seed Co Ltd	10,554	70
Kolte-Patil Developers Ltd	2,484	14
Kotak Mahindra Bank Ltd	118,262	2,512
Kuantum Papers Ltd	13,233	31
MakeMyTrip Ltd *	25,056	994
Manappuram Finance Ltd	266,980	499
Mangalore Refinery & Petrochemicals Ltd *	217,436	250
Mazagon Dock Shipbuilders Ltd	14,086	315
Natco Pharma Ltd	51,503	568
NCC Ltd/India	198,742	407
Nestle India Ltd	9,560	2,539
Neuland Laboratories Ltd	1,477	69
Oil & Natural Gas Corp Ltd	247,184	520
Oracle Financial Services Software Ltd	17,989	893
Power Finance Corp Ltd	768,853	2,417
Prakash Industries Ltd *	68,653	95
Ram Ratna Wires Ltd	11,455	43
Rategain Travel Technologies Ltd, Cl A *	36,386	264
Safari Industries India Ltd	1,515	67
Shanthi Gears Ltd	17,918	99
SKM EGG Products Export Ltd	13,654	80
SP Apparels Ltd	5,752	39
State Bank of India	408,699	2,771
Tanla Platforms Ltd	15,092	178
Tech Mahindra Ltd	234,535	3,405
Ujjivan Financial Services Ltd	97,734	574
Union Bank of India Ltd	766,263	795
WNS Holdings Ltd ADR *	27,800	1,817
Wonderla Holidays Ltd	60,863	465
Zensar Technologies Ltd	23,142	147
		90,133

Indonesia — 0.2%
ABM Investama Tbk PT	129,467	33
Adaro Energy Indonesia Tbk PT	10,388,420	1,821

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Astra International Tbk PT	6,030,200	$2,554
Bank Central Asia Tbk PT	3,069,500	1,849
Ciputra Development Tbk PT	2,090,383	157
Delta Dunia Makmur Tbk PT	1,462,400	40
Elnusa Tbk PT	3,901,400	100
Energi Mega Persada Tbk PT *	2,033,200	33
Hanjaya Mandala Sampoerna Tbk PT	7,054,400	408
Indah Kiat Pulp & Paper Tbk PT	44,300	26
Indofood Sukses Makmur Tbk PT	66,876	31
Jaya Konstruksi Manggala Pratama Tbk PT	2,342,500	16
Kawasan Industri Jababeka Tbk PT *	7,458,000	74
Prima Andalan Mandiri Tbk PT	235,775	71
Rmk Energy Tbk PT	220,500	12
Sumber Alfaria Trijaya Tbk PT	851,500	162
Surya Semesta Internusa Tbk PT *	4,717,400	117
Triputra Agro Persada PT	3,948,527	150
United Tractors Tbk PT	4,708,175	8,038
		15,692

Ireland — 1.7%
Accenture PLC, Cl A	86,288	27,937
AerCap Holdings NV *	18,139	1,116
AIB Group PLC	6,500,000	29,644
Aon PLC, Cl A	108,856	36,291
Bank of Ireland Group PLC	1,536,067	15,335
Greencore Group PLC *	1,994,061	2,129
ICON PLC *	62,602	16,273
		128,725

Israel — 1.4%
Camtek Ltd/Israel *	18,151	1,095
Check Point Software Technologies Ltd *	465,540	62,657
CyberArk Software Ltd *	13,962	2,318
First International Bank Of Israel Ltd/The (A)	26,172	1,060
Isracard Ltd	18	–
Monday.com Ltd *	62,644	11,116
Nice Ltd ADR *(A)	58,999	11,493
Perion Network Ltd *	42,065	1,396
Wix.com Ltd *	178,619	17,642
		108,777

Italy — 1.4%
A2A SpA	1,051,889	2,020
Banca IFIS SpA	26,497	466
Banca Mediolanum SpA	98,679	904
BPER Banca	325,333	984
Brunello Cucinelli SpA	16,626	1,379
Buzzi SpA	10,341	310
Coca-Cola HBC AG	72,491	2,093
d'Amico International Shipping SA	4,250	20
Danieli & C Officine Meccaniche SpA	5,930	112
Enel SpA	3,622,727	24,417
Ferrari NV	13,624	4,333
Infrastrutture Wireless Italiane SpA	151,183	1,873

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intesa Sanpaolo SpA	2,321,843	$6,229
Iveco Group NV *	214,898	2,141
Leonardo SpA	135,415	1,957
Moncler SpA	13,129	893
Piaggio & C SpA	69,081	264
PRADA SpA	173,819	1,136
Prysmian SpA	294,603	12,083
Recordati Industria Chimica e Farmaceutica SpA	13,653	687
Saipem SpA *	607,262	983
Sanlorenzo SpA/Ameglia	1,602	65
Stellantis NV	1,215,178	22,653
Stevanato Group SpA	36,522	1,170
Terna - Rete Elettrica Nazionale	112,407	930
UniCredit SpA	830,716	20,345
		110,447

Japan — 10.7%
A&D HOLON Holdings Co Ltd	7,000	83
AB&Company Co Ltd	2,000	17
ABC-Mart Inc	184,800	3,364
Adastria Co Ltd	44,200	885
Ad-sol Nissin Corp	1,900	23
Advance Residence Investment Corp ‡	650	1,565
Advantest Corp	160,600	20,198
Aeon Delight Co Ltd	3,300	72
AEON Financial Service Co Ltd	199,300	1,740
Ai Holdings Corp	28,400	462
Aisan Industry Co Ltd	22,900	204
Akita Bank Ltd/The	2,200	28
Alfresa Holdings Corp	25,700	440
Alps Logistics Co Ltd	3,300	35
Amano Corp	3,100	68
ANA Holdings Inc *	248,800	5,622
Anest Iwata Corp	3,900	33
Anritsu Corp	198,600	1,458
AOKI Holdings Inc	17,400	125
Arealink Co Ltd	2,000	40
Artner Co Ltd	6,300	73
Asahi Group Holdings Ltd	720,500	28,091
Asahi Intecc Co Ltd	51,300	1,045
ASAHI YUKIZAI CORP	3,100	86
Asics Corp	42,100	1,536
Ateam Inc	20,100	94
Atrae Inc *	19,300	144
Aucnet Inc	2,300	28
Avant Group Corp	13,200	128
Avex Inc	10,200	103
Awa Bank Ltd/The	10,100	157
Axell Corp	17,000	214
Axial Retailing Inc	500	13
Azbil Corp	63,800	2,130
Bank of Iwate Ltd/The	5,400	93

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of Saga Ltd/The	1,800	$22
baudroie inc *	2,700	113
Benefit One Inc	6,800	59
Bewith Inc	9,400	157
BIPROGY Inc	96,000	2,487
Bridgestone Corp	59,800	2,325
Brother Industries Ltd	2,348,800	39,826
Business Brain Showa-Ota Inc	2,400	35
Business Engineering Corp	3,200	73
Capcom Co Ltd	293,560	12,387
Carlit Holdings Co Ltd	23,800	147
Cellebrite DI Ltd *(A)	5,934	48
Central Japan Railway Co	36,400	4,673
Central Security Patrols Co Ltd	8,200	172
Chino Corp	2,200	31
Chiyoda Integre Co Ltd	1,400	27
Chori Co Ltd	3,400	67
Chuo Warehouse Co Ltd	3,900	30
COLOPL Inc *	148,800	652
Comforia Residential REIT Inc ‡	527	1,233
Creek & River Co Ltd	1,800	27
CTS Co Ltd	4,400	21
Cube System Inc	2,800	22
Cybernet Systems Co Ltd	6,600	34
Cybozu Inc	11,700	174
Dai-Dan Co Ltd	4,500	92
Daihatsu Diesel Manufacturing Co Ltd	22,200	129
Daihen Corp	2,500	92
Daiichi Jitsugyo Co Ltd	500	18
Dainichiseika Color & Chemicals Manufacturing Co Ltd	6,200	98
Daisue Construction Co Ltd	3,500	35
Daiwa House Industry Co Ltd	89,400	2,486
Denso Corp	36,000	2,463
Digital Arts Inc	9,300	308
dip Corp	7,700	185
Direct Marketing MiX Inc	8,300	33
Disco Corp	12,600	2,488
DMG Mori Co Ltd	27,400	501
Doshisha Co Ltd	1,200	20
East Japan Railway Co	75,900	4,292
Ebase Co Ltd	5,000	24
Ehime Bank Ltd/The	6,800	41
Eiken Chemical Co Ltd	34,900	336
Elecom Co Ltd	47,500	571
Elematec Corp	9,500	122
en Japan Inc	17,000	298
Entrust Inc	3,400	22
ERI Holdings Co Ltd	3,900	56
ESPEC Corp	1,500	24
Exedy Corp	2,300	42
Fabrica Communications Co Ltd	2,600	41

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FP Partner Inc	1,600	$42
Fudo Tetra Corp	2,000	25
Fuji Corp/Aichi	25,200	416
Fuji Electric Co Ltd	42,100	1,988
Fuji Kosan Co Ltd	4,600	59
Fuji Kyuko Co Ltd	26,200	956
FUJIFILM Holdings Corp	292,700	17,319
Fujimori Kogyo Co Ltd	1,500	39
Fujitsu Ltd	132,300	16,544
Fukui Computer Holdings Inc	3,300	60
Fukuoka Financial Group Inc	568,400	13,458
Futaba Industrial Co Ltd	18,600	88
Future Corp	16,000	171
Gakken Holdings Co Ltd	18,400	107
Gakujo Co Ltd	11,500	147
Genki Sushi Co Ltd	900	30
Glory Ltd	16,100	340
GungHo Online Entertainment Inc *	128,800	2,123
Gunma Bank Ltd/The	370,900	1,711
Hakuhodo DY Holdings Inc	7,700	73
Heiwa Corp	14,700	224
Hibiya Engineering Ltd	2,300	35
Hikari Tsushin Inc	12,800	2,133
Hioki EE Corp	4,300	228
Hirogin Holdings Inc	173,600	1,085
Hisamitsu Pharmaceutical Co Inc	37,100	1,259
Hitachi Construction Machinery Co Ltd	89,900	2,804
Hitachi Ltd	237,600	15,821
Hodogaya Chemical Co Ltd	1,000	23
Hokuriku Electric Power Co *	228,300	1,330
Honda Motor Co Ltd	108,700	3,511
Horiba Ltd	13,900	724
Hosokawa Micron Corp	3,800	106
Hoya Corp	153,500	17,033
Hyakujushi Bank Ltd/The	9,400	144
Ichikoh Industries Ltd	29,600	108
Icom Inc	1,400	32
IG Port Inc	1,500	40
IMAGICA GROUP Inc	5,800	24
INFRONEER Holdings Inc	15,300	160
Integrated Design & Engineering Holdings Co Ltd	2,400	56
Intelligent Wave Inc	4,300	27
Invincible Investment Corp ‡	4,264	1,772
I-PEX Inc	6,700	78
ISB Corp	4,900	47
Isetan Mitsukoshi Holdings Ltd	117,700	1,351
ITmedia Inc	9,800	76
Itochu Enex Co Ltd	9,200	93
Iwaki Co Ltd	3,900	51
Iwatani Corp	51,700	2,726
Japan Airport Terminal Co Ltd	24,000	1,139

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Aviation Electronics Industry Ltd	4,400	$93
Japan Best Rescue System Co Ltd	5,100	25
Japan Electronic Materials Corp	14,900	157
Japan Elevator Service Holdings Co Ltd *	69,300	1,155
Japan Exchange Group Inc	31,200	545
Japan Lifeline Co Ltd	48,300	383
Japan Medical Dynamic Marketing Inc	20,000	104
Japan Post Insurance Co Ltd	219,900	3,546
Japan Transcity Corp	6,000	26
JK Holdings Co Ltd	3,500	24
Justsystems Corp	6,400	133
Kaga Electronics Co Ltd	8,500	387
Kagome Co Ltd	42,900	1,001
Kakaku.com Inc	46,700	557
Kamakura Shinsho Ltd *	21,400	97
Kamigumi Co Ltd	87,700	1,977
Kanaden Corp	3,400	34
Kao Corp	458,900	17,775
Kato Works Co Ltd	4,600	41
KAWADA TECHNOLOGIES Inc	2,700	113
Kawasaki Kisen Kaisha Ltd	158,800	5,330
KDDI Corp	253,400	7,528
Keio Corp	117,300	4,061
Kenedix Residential Next Investment Corp *‡	856	1,329
Keyence Corp	18,600	7,732
Kimura Unity Co Ltd	4,900	48
Kitz Corp	17,100	124
KNT-CT Holdings Co Ltd *	2,700	28
Koatsu Gas Kogyo Co Ltd	5,100	27
Koito Manufacturing Co Ltd	60,600	1,030
Kokuyo Co Ltd	73,100	1,137
Komatsu Ltd	1,346,600	38,386
Konami Group Corp	2,500	145
Konica Minolta Inc	329,100	1,018
Konoike Transport Co Ltd	4,400	62
Kotobuki Spirits Co Ltd	13,700	1,076
Kubota Corp	121,700	1,952
Kureha Corp	16,500	970
Kyodo Printing Co Ltd	1,700	38
Kyudenko Corp	2,200	68
Kyushu Railway Co	96,700	2,108
LAC Co Ltd	6,400	33
LaKeel Inc *	5,000	64
Lasertec Corp	10,400	1,620
Lawson Inc	11,400	544
Lifedrink Co Inc	2,900	82
LIFULL Co Ltd *	47,500	80
M&A Capital Partners Co Ltd	6,200	120
Macnica Holdings Inc	106,800	5,010
Maezawa Industries Inc	3,800	26
Makita Corp	650,100	17,853

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mandom Corp	5,600	$55
MarkLines Co Ltd	3,400	72
Maruzen Showa Unyu Co Ltd	1,200	33
Matching Service Japan Co Ltd	6,600	52
Maxell Ltd	41,400	449
Mazda Motor Corp	420,900	4,431
MCJ Co Ltd	12,300	101
Media Do Co Ltd	14,300	117
Medipal Holdings Corp	153,100	2,626
Megachips Corp *	13,300	384
Meidensha Corp	17,700	266
Meisei Industrial Co Ltd	17,100	113
Menicon Co Ltd	5,900	83
Micronics Japan Co Ltd	9,000	135
MIMAKI ENGINEERING CO LTD	10,100	51
Mimasu Semiconductor Industry Co Ltd	12,800	253
MINEBEA MITSUMI Inc	860,300	14,628
MIRAIT ONE corp	3,600	48
Miroku Jyoho Service Co Ltd	11,800	124
Mitani Sangyo Co Ltd	10,700	24
Mitsuba Corp	17,900	94
Mitsubishi Corp	88,800	4,389
Mitsubishi Electric Corp	617,200	8,051
Mitsubishi Heavy Industries Ltd	44,600	2,534
Mitsubishi Kakoki Kaisha Ltd	1,800	34
Mitsubishi Materials Corp	47,900	805
Mitsubishi Motors Corp	399,500	1,572
Mitsubishi Shokuhin Co Ltd	3,900	107
Mitsubishi UFJ Financial Group Inc	3,221,800	25,748
Mitsui Fudosan Logistics Park Inc ‡	474	1,613
Mitsui OSK Lines Ltd	35,000	970
Miura Co Ltd	16,200	374
MIXI Inc	264,700	4,420
Mizuho Financial Group Inc	623,100	10,315
Mizuho Leasing Co Ltd	34,900	1,153
Moriroku Holdings Co Ltd	2,500	38
MS&AD Insurance Group Holdings Inc	22,600	813
Nakanishi Inc	42,700	1,076
NEC Corp	222,800	11,762
NEOJAPAN Inc	12,800	94
Nexon Co Ltd	50,100	1,018
Nice Corp	2,600	27
Nichias Corp	13,500	283
Nichirei Corp	85,500	2,024
Nihon Chouzai Co Ltd	5,600	53
Nihon Denkei Co Ltd	4,400	62
Nihon Parkerizing Co Ltd	9,200	73
Nihon Trim Co Ltd	2,800	59
Nikon Corp	4,000,000	43,246
Nintendo Co Ltd	84,500	3,637
Nippon Concept Corp	1,900	23
Nippon Paint Holdings Co Ltd	318,700	2,465

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippon Road Co Ltd/The	1,200	$79
Nippon Seiki Co Ltd	7,600	57
Nippon Shinyaku Co Ltd	24,200	1,064
Nippon Thompson Co Ltd	41,300	160
Nippon Yusen KK	62,000	1,655
Nissan Motor Co Ltd *	1,789,800	7,632
Nissan Tokyo Sales Holdings Co Ltd	86,600	268
Nissin Corp	2,100	37
Nissin Foods Holdings Co Ltd	9,200	804
Nisso Corp	8,500	49
Nitto Kogyo Corp	6,000	160
Nitto Kohki Co Ltd	2,900	39
Nitto Seiko Co Ltd	5,400	21
Nittoc Construction Co Ltd	6,400	47
Nohmi Bosai Ltd	6,300	77
Noritz Corp	7,900	87
NS Solutions Corp	8,600	233
NSD Co Ltd	2,000	35
NSK Ltd	371,600	2,168
Obara Group Inc	1,400	38
OBIC Business Consultants Co Ltd	5,200	223
Obic Co Ltd	2,900	505
Okabe Co Ltd	6,100	31
Okamura Corp	11,400	170
One Career Inc *	4,900	114
Onward Holdings Co Ltd	84,200	301
Open House Group Co Ltd	41,800	1,414
Optim Corp *	26,600	165
Optorun Co Ltd	26,600	357
Oracle Corp Japan *	56,100	3,919
ORIX Corp	1,008,900	18,850
Oro Co Ltd	5,200	76
Otsuka Corp	146,500	6,536
Otsuka Holdings Co Ltd	153,300	5,840
Pan Pacific International Holdings Corp	252,800	5,043
Pasco Corp	2,300	26
PCA Corp	2,600	22
Persol Holdings Co Ltd	32,400	555
Pickles Holdings Co Ltd	3,100	27
Pigeon Corp	503,500	5,841
Pilot Corp	1,500	48
PR Times Corp *	7,200	85
Prestige International Inc	15,900	64
Pronexus Inc	16,200	120
Proto Corp	3,800	31
Qol Holdings Co Ltd	13,500	178
Rasa Corp	4,500	48
Recruit Holdings Co Ltd	124,900	4,478
Relo Group Inc	75,100	881
Renesas Electronics Corp *	47,200	794
Resona Holdings Inc	3,807,600	20,199
Resonac Holdings Corp	1,048,700	17,079

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rheon Automatic Machinery Co Ltd	1,622	$15
Ricoh Co Ltd	130,500	1,065
Riken Technos Corp	6,700	33
Riso Kagaku Corp	2,300	36
Rix Corp	1,400	30
Rohto Pharmaceutical Co Ltd	91,900	2,397
RS Technologies Co Ltd *	5,100	97
Sakai Heavy Industries Ltd	1,000	35
Sakai Moving Service Co Ltd	1,000	37
Sakata INX Corp	4,200	39
Sangetsu Corp	19,500	405
Sanken Electric Co Ltd	21,100	1,616
Sansha Electric Manufacturing Co Ltd	3,900	39
Santen Pharmaceutical Co Ltd	73,600	685
Sanwa Holdings Corp	16,200	247
Sanyo Denki Co Ltd	2,200	108
Sanyo Shokai Ltd	11,300	155
Sato Holdings Corp	4,400	64
SB Technology Corp	3,300	54
SCREEN Holdings Co Ltd	32,500	3,315
Scroll Corp	7,700	53
Seika Corp	1,500	22
Seiko Epson Corp	238,900	3,746
Sekisui Jushi Corp	1,500	26
SERAKU Co Ltd	12,200	110
Seven & i Holdings Co Ltd	163,000	6,696
SFP Holdings Co Ltd (A)	4,200	70
Shibaura Machine Co Ltd	8,200	238
Shibusawa Warehouse Co Ltd/The	2,400	54
Shikoku Electric Power Co Inc	190,400	1,373
Shimamura Co Ltd	54,000	5,567
Shimano Inc	53,900	7,923
Shinagawa Refractories Co Ltd	1,300	63
Shinnihon Corp	3,800	32
Shinnihonseiyaku Co Ltd	3,300	36
Shinsho Corp	1,200	47
Shizuoka Financial Group Inc	272,700	2,220
Shofu Inc	1,700	25
SIGMAXYZ Holdings Inc	16,700	188
Sinfonia Technology Co Ltd	4,900	53
SMK Corp	1,400	24
SMS Co Ltd *	556,500	10,741
Socionext Inc	9,700	1,203
Sodick Co Ltd	12,000	57
Softcreate Holdings Corp	2,900	35
Solasto Corp	5,400	25
Sompo Holdings Inc	31,700	1,382
Sotetsu Holdings Inc	54,800	1,072
Sprix Inc	2,400	13
Star Micronics Co Ltd	14,100	182
Subaru Corp	1,220,400	23,551
Subaru Enterprise Co Ltd	500	38

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Metal Mining Co Ltd	67,500	$2,096
Sumitomo Mitsui Financial Group Inc	171,500	7,870
Sumitomo Pharma Co Ltd *	27,700	97
Sumitomo Riko Co Ltd	12,600	94
Sun-Wa Technos Corp	8,400	126
Suzuken Co Ltd/Aichi Japan	14,200	421
Suzuki Co Ltd	6,500	51
Suzuki Motor Corp	11,700	461
System Research Co Ltd	1,600	28
System Support Inc	2,300	31
Systena Corp	44,900	83
T RAD Co Ltd	2,700	39
T&D Holdings Inc	455,700	7,242
Taiho Kogyo Co Ltd, Cl A	5,300	32
Taisho Pharmaceutical Holdings Co Ltd	2,400	99
Takamatsu Construction Group Co Ltd	4,700	84
Takara Holdings Inc	19,100	165
Takara Standard Co Ltd	12,500	167
Takeda Pharmaceutical Co Ltd	492,500	15,250
Takeuchi Manufacturing Co Ltd	8,900	284
Takuma Co Ltd	22,400	248
Tanabe Consulting Group Co Ltd	3,600	29
Tayca Corp	4,400	40
TechMatrix Corp	9,400	106
Teikoku Electric Manufacturing Co Ltd	10,100	176
Temairazu Inc	4,000	92
Tera Probe Inc	2,400	73
TIS Inc	128,300	3,029
TKC Corp	3,000	76
Toa Corp/Tokyo	4,300	106
Tobishima Corp	4,600	42
Tocalo Co Ltd	4,100	40
Tochigi Bank Ltd/The	17,500	35
Toei Animation Co Ltd	121,500	10,257
Toho Holdings Co Ltd	33,000	662
Tohoku Electric Power Co Inc	668,300	4,673
Tokai Carbon Co Ltd	304,500	2,409
Tokuyama Corp	71,400	1,141
Tokyo Rope Manufacturing Co Ltd	7,200	58
Tokyo Seimitsu Co Ltd	39,600	2,184
Tokyu Corp	270,100	3,415
Tokyu Fudosan Holdings Corp	307,500	1,915
Toli Corp	9,800	24
Tomy Co Ltd	31,200	507
Toray Industries Inc	2,937,300	15,860
Toshiba TEC Corp	1,100	27
Towa Pharmaceutical Co Ltd	7,600	145
Toyo Engineering Corp *	25,300	112
Toyokumo Inc	2,200	24
Toyota Industries Corp	3,500	248
Toyota Tsusho Corp	25,400	1,517
Trancom Co Ltd	600	31

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Transcosmos Inc *	8,700	$191
Trend Micro Inc/Japan *	109,300	4,646
Trusco Nakayama Corp	6,700	118
Tsubakimoto Chain Co	4,700	124
Tsugami Corp	17,900	145
Ubicom Holdings Inc *	3,800	34
Union Tool Co	3,500	91
Unipres Corp	14,900	126
United Arrows Ltd	24,400	362
USS Co Ltd	6,300	110
UT Group Co Ltd *	3,500	58
V Technology Co Ltd	7,200	118
Valor Holdings Co Ltd	3,000	45
ValueCommerce Co Ltd	9,800	86
VINX Corp	6,700	62
Vision Inc/Tokyo Japan *	6,900	80
Vital KSK Holdings Inc	6,300	42
Waseda Academy Co Ltd	3,800	37
Will Group Inc	3,600	27
WingArc1st Inc	3,000	51
Wowow Inc	2,300	18
Xebio Holdings Co Ltd	21,400	150
YAMABIKO Corp	4,300	44
YAMADA Consulting Group Co Ltd	2,000	22
Yamae Group Holdings Co Ltd	9,100	253
Yamaha Motor Co Ltd	140,400	3,644
Yamaichi Electronics Co Ltd	10,700	135
Yamashin-Filter Corp	19,900	44
Yamazen Corp	12,800	100
Yokogawa Electric Corp	19,500	387
Yokohama Rubber Co Ltd/The	67,400	1,372
Yokowo Co Ltd	18,500	214
Yondenko Corp	1,900	31
Yorozu Corp	4,600	29
Yossix Holdings Co Ltd	7,500	151
Yushin Precision Equipment Co Ltd	5,700	27
Zenrin Co Ltd	4,100	26
Zeon Corp	140,800	1,553
ZIGExN Co Ltd	34,200	136
		825,748

Jordan — 0.0%
Hikma Pharmaceuticals PLC	20,637	572

Luxembourg — 0.3%
ArcelorMittal SA	874,930	23,294
Reinet Investments SCA	41,109	878
		24,172

Macao — 0.8%
Galaxy Entertainment Group Ltd *	3,848,000	25,468
MGM China Holdings Ltd *	1,402,800	1,760
Sands China Ltd *	9,642,400	32,646

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wynn Macau Ltd *	1,120,400	$1,093
		60,967

Malaysia — 0.0%
Alliance Bank Malaysia Bhd (B)	211,000	157
Fraser & Neave Holdings Bhd (B)	8,200	45
Heineken Malaysia Bhd	34,700	178
Hong Leong Financial Group Bhd	55,520	218
Jaya Tiasa Holdings BHD (B)	301,300	52
Pantech Group Holdings Bhd (B)	216,400	40
QL Resources Bhd	469,400	546
YTL Corp Bhd (B)	903,700	306
		1,542

Mexico — 0.4%
America Movil SAB de CV	18,176,500	17,710
Betterware de Mexico SAPI de CV	1,643	28
Cemex SAB de CV *	2,367,500	1,911
Coca-Cola Femsa SAB de CV ADR	16,295	1,381
Fomento Economico Mexicano SAB de CV ADR	2,529	285
Kimberly-Clark de Mexico SAB de CV, Cl A	137,563	314
Ternium SA ADR	220,521	9,213
		30,842

Netherlands — 4.9%
ABN AMRO Bank NV	265,198	3,913
Argenx SE ADR *	3,679	1,849
ASML Holding NV	48,233	31,823
ING Groep NV	3,640,764	51,765
Koninklijke Ahold Delhaize NV	1,085,060	35,536
Koninklijke KPN NV	608,150	2,130
Koninklijke Philips NV	3,503,429	79,091
Koninklijke Vopak NV	65,018	2,349
NN Group NV	406,384	15,685
Randstad NV	658,589	38,728
Signify NV	1,550,000	43,975
TomTom NV *	3,305	26
Universal Music Group NV	749,726	18,626
Wolters Kluwer NV	449,885	54,297
		379,793

New Zealand — 0.0%
Xero Ltd *	25,234	2,045

Norway — 0.3%
AutoStore Holdings Ltd *	3,312,781	5,678
DNB Bank ASA	201,496	3,989
Gjensidige Forsikring ASA	611,632	9,516
Hoegh Autoliners ASA	25,455	177
Kongsberg Gruppen ASA	1,992	83
MPC Container Ships ASA	291,948	506
		19,949

Philippines — 0.0%
BDO Unibank Inc	651,606	1,603

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SM Investments Corp	75,110	$1,105
		2,708

Poland — 0.2%
Eurocash SA	17,597	68
LiveChat Software SA	886	29
Lubelski Wegiel Bogdanka SA (A)	14,693	124
ORLEN SA	61,855	946
Powszechny Zaklad Ubezpieczen SA	906,204	9,088
Santander Bank Polska SA *	16,734	1,509
		11,764

Portugal — 0.2%
Banco Comercial Portugues SA *	3,644,328	1,018
Jeronimo Martins SGPS SA	456,715	11,649
		12,667

Qatar — 0.0%
Aamal Co	623,035	144
Ooredoo QPSC	654,105	1,941
Qatar Insurance Co SAQ *	283,249	183
Qatar Islamic Bank SAQ	175,613	932
Qatari Investors Group QSC	229,054	110
		3,310

Russia — 0.0%
Globaltrans Investment PLC GDR *(B)	6,013	–

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets Co	24,790	96
Al Babtain Power & Telecommunication Co	32,832	272
Al Hammadi Holding	102,565	1,471
Al-Dawaa Medical Services Co	24,332	620
Aldrees Petroleum and Transport Services Co	20,742	752
Arab National Bank	21,790	150
Arabian Centres Co Ltd	37,322	223
Arabian Contracting Services Co	5,894	329
Arabian Internet & Communications Services Co	60,439	5,688
Astra Industrial Group	142,790	3,503
Bawan Co	98,875	925
Dar Al Arkan Real Estate Development Co *	664,375	3,298
Dr Sulaiman Al Habib Medical Services Group Co	42,334	2,743
Electrical Industries Co	4,587	55
Elm Co	38,839	8,802
Etihad Etisalat Co	1,299,254	15,640
Fawaz Abdulaziz Al Hokair & Co *	11,157	63
Gulf Insurance Group	37,858	326
Leejam Sports Co JSC	13,945	570
Maharah Human Resources Co	24,303	411
Middle East Healthcare Co *	27,006	423
Mobile Telecommunications Co Saudi Arabia	7,481	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nahdi Medical Co	18,708	$757
National Agriculture Development Co/The *	81,131	1,058
National Co for Learning & Education	6,489	201
Saudi Airlines Catering Co	23,600	678
Saudi Basic Industries Corp	313,998	7,401
Saudi Electricity Co	1,116,359	6,161
Saudi Marketing Co	54,066	343
Saudi Tadawul Group Holding Co	18,400	971
Saudi Telecom Co	148,793	1,579
Saudia Dairy & Foodstuff Co	21,950	1,873
Savola Group/The	56,694	573
Zamil Industrial Investment Co *	7,748	52
		68,034

Singapore — 0.4%
DBS Group Holdings Ltd	227,100	5,600
Genting Singapore Ltd	3,590,600	2,326
Jardine Cycle & Carriage Ltd	35,400	876
Mapletree Logistics Trust ‡	703,200	875
Marco Polo Marine Ltd *	1,552,200	56
Oversea-Chinese Banking Corp Ltd	157,500	1,464
Seatrium Ltd *	10,244,700	1,100
Sembcorp Industries Ltd	471,400	1,867
Singapore Airlines Ltd	3,280,200	16,686
STMicroelectronics NV	37,128	1,760
		32,610

South Africa — 0.7%
AECI Ltd	24,348	139
ArcelorMittal South Africa Ltd *	67,792	7
Clicks Group Ltd	1,398,465	20,200
DRDGOLD Ltd ADR	7,770	79
Exxaro Resources Ltd	104,149	923
OUTsurance Group Ltd	123,559	261
Remgro Ltd	252,174	2,105
Sanlam Ltd	354,386	1,276
Standard Bank Group Ltd	106,461	1,086
Thungela Resources Ltd	7,090	56
Tiger Brands Ltd	3,076,111	26,547
Zeda Ltd/South Africa *	7,065	4
		52,683

South Korea — 4.1%
Ahnlab Inc	2,662	131
BNK Financial Group Inc	875,082	4,515
Daeduck Co Ltd	8,141	40
DGB Financial Group Inc	60,276	342
Doosan Bobcat Inc	49,526	2,016
Doosan Enerbility Co Ltd *	71,502	986
E1 Corp	933	41
Echo Marketing Inc	10,040	78
Fila Holdings Corp	1,250,000	35,843
Gravity Co Ltd ADR *	1,987	149
Hana Financial Group Inc	371,423	11,114

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HD Hyundai Construction Equipment Co Ltd	8,614	$464
Huons Co Ltd	1,660	59
Hyundai Motor Co	9,887	1,414
Innocean Worldwide Inc	1,509	46
InnoWireless Co Ltd	2,096	37
KB Financial Group Inc	278,825	11,412
Kia Corp	42,056	2,552
Korea Airport Service Co Ltd *	762	24
KT&G Corp	685,000	45,036
LEENO Industrial Inc	7,984	1,015
LG Corp	615,460	38,229
LG Electronics Inc	178,779	13,323
LG H&H Co Ltd	105,000	36,900
LG HelloVision Co Ltd	10,849	33
LG Uplus Corp	251,437	1,988
Lotte Data Communication Co	2,142	44
LS Electric Co Ltd	21,602	1,631
Mgame Corp *	3,992	21
Multicampus Co Ltd	1,193	29
OCI Co Ltd/New *	3,312	320
POSCO Holdings Inc	2,301	1,008
Sajodaerim Corp	1,585	34
Samsung Biologics Co Ltd *	1,735	967
Samsung Electronics Co Ltd	1,709,194	86,510
Seoyon E-Hwa Co Ltd	1,646	20
Shinhan Financial Group Co Ltd	528,798	14,223
SJ Group Co Ltd	2,025	16
SK Hynix Inc	22,975	2,117
SK Telecom Co Ltd	87,934	3,197
Tongyang Life Insurance Co Ltd *	18,051	60
		317,984

Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	40,244	1,415
Aena SME SA	11,250	1,770
Amadeus IT Group SA, Cl A	362,221	24,886
Banco Bilbao Vizcaya Argentaria SA	376,118	2,966
Banco Santander SA	1,192,351	4,661
CaixaBank SA	4,610,045	18,683
Cia de Distribucion Integral Logista Holdings SA	39,194	1,064
Iberdrola SA	239,867	2,853
Industria de Diseno Textil SA	1,819,184	69,817
		128,115

Sweden — 2.4%
AAK AB	52,429	973
AddTech AB, Cl B	71,891	1,217
Alfa Laval AB	37,759	1,328
Assa Abloy AB, Cl B	812,525	18,321
Atlas Copco AB, Cl A	1,559,213	20,640
Beijer Ref AB, Cl B	102,639	1,179
Epiroc AB, Cl A	46,642	897

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Essity AB, Cl B	799,530	$18,671
H & M Hennes & Mauritz AB, Cl B	1,817,592	27,800
Hexagon AB, Cl B	1,553,050	13,885
Investor AB, Cl B	378,296	7,293
Inwido AB	13,939	146
Lifco AB, Cl B	65,100	1,194
Munters Group AB	120,555	1,492
Mycronic AB	3,748	77
Saab AB, Cl B	53,471	2,826
Securitas AB, Cl B	2,752,039	22,434
SKF AB, Cl B	257,852	4,186
Thule Group AB	45,078	1,306
Volvo AB, Cl B	1,884,221	38,063
		183,928

Switzerland — 4.4%
ABB Ltd	779,323	29,726
Accelleron Industries AG	42,563	1,152
Belimo Holding AG	1,065	562
BKW AG	7,559	1,301
Calida Holding AG	693	25
Cie Financiere Richemont SA, Cl A	94,090	13,380
dormakaba Holding AG	273	143
Dufry AG *	6,975	311
Georg Fischer AG	6,992	453
Holcim AG	24,041	1,594
Julius Baer Group Ltd	364,636	25,373
Kuehne + Nagel International AG	72,192	21,733
Nestle SA	252,020	30,359
Novartis AG	226,083	22,860
Partners Group Holding AG	23,514	25,429
Roche Holding AG	202,206	59,592
Schindler Holding AG	33,870	7,560
Sonova Holding AG	2,425	642
Straumann Holding AG	1,603	243
Swatch Group AG/The, Cl B	230,784	64,983
Swissquote Group Holding SA	4,954	987
UBS Group AG	1,108,015	29,480
Zehnder Group AG	2,587	171
		338,059

Taiwan — 3.8%
Accton Technology Corp	110,000	1,651
Acer Inc	2,334,000	2,682
ACES Electronic Co Ltd	45,000	39
Adlink Technology Inc	66,890	134
Advantech Co Ltd	–	–
Alltop Technology Co Ltd	22,000	119
Ampire Co Ltd	121,000	139
Apacer Technology Inc	74,000	125
Arcadyan Technology Corp	430,000	2,005
Asia Vital Components Co Ltd	275,000	2,888
ASROCK Inc	310,634	2,282
Asustek Computer Inc	1,271,000	16,064

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axiomtek Co Ltd	21,987	$63
Azurewave Technologies Inc *	173,000	185
Chang Hwa Commercial Bank Ltd	4,109,000	2,232
Cheng Uei Precision Industry Co Ltd	53,000	78
Chicony Electronics Co Ltd	170,000	553
China Airlines Ltd	2,122,000	1,506
Chin-Poon Industrial Co Ltd	77,000	95
ChipMOS Technologies Inc	143,000	172
Chunghwa Telecom Co Ltd	1,866,000	6,797
Compal Electronics Inc	4,447,000	4,454
Cyberlink Corp	55,000	160
CyberPower Systems Inc	700	5
D-Link Corp	558,000	439
Elite Material Co Ltd	118,000	1,621
Elitegroup Computer Systems Co Ltd	100,000	124
Ennoconn Corp	167,000	1,377
Eva Airways Corp	835,000	826
Evergreen Marine Corp Taiwan Ltd	664,800	2,223
Formosa Advanced Technologies Co Ltd	34,000	42
General Interface Solution Holding Ltd	500,184	972
General Plastic Industrial Co Ltd	29,000	31
Getac Holdings Corp	43,000	95
Gigabyte Technology Co Ltd	318,000	3,405
Global Brands Manufacture Ltd	107,000	191
Great Wall Enterprise Co Ltd	631,000	1,082
Hannstar Board Corp	443,000	768
Harvatek Corp	147,000	121
Holtek Semiconductor Inc	331,000	655
Hon Hai Precision Industry Co Ltd	8,884,000	29,710
Innodisk Corp	7,360	65
International Games System Co Ltd	128,000	2,311
Inventec Corp	1,086,000	1,923
ITE Technology Inc	100,783	454
Jarllytec Co Ltd	48,000	143
Keystone Microtech Corp	31,000	190
King Yuan Electronics Co Ltd	179,000	432
L&K Engineering Co Ltd	324,000	943
Lanner Electronics Inc	8,000	27
Largan Precision Co Ltd	580,000	37,335
Lite-On Technology Corp	1,690,000	7,270
Lotes Co Ltd	279,000	7,578
Machvision Inc	17,000	107
Makalot Industrial Co Ltd	106,000	1,113
Micro-Star International Co Ltd	713,000	3,571
Nexcom International Co Ltd	57,000	90
Nova Technology Corp/Taiwan	12,000	47
Novatek Microelectronics Corp	1,319,311	16,550
Pegatron Corp	415,000	1,016
Pixart Imaging Inc	86,000	344
Pou Chen Corp	4,686,000	4,208
Qisda Corp	369,000	520
Quanta Computer Inc	2,287,000	18,205

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Radiant Opto-Electronics Corp	35,000	$131
Realtek Semiconductor Corp	1,113,000	14,609
San Fang Chemical Industry Co Ltd	123,000	94
Sanyang Motor Co Ltd	440,000	1,027
Sercomm Corp	459,000	1,751
Shih Her Technologies Inc	20,000	47
Shihlin Electric & Engineering Corp	877,000	3,552
Shin Zu Shing Co Ltd	65,000	169
Shiny Brands Group Co Ltd	11,505	80
Simplo Technology Co Ltd	456,000	4,403
Sitronix Technology Corp	82,000	644
Solteam Inc	40,000	54
Sunonwealth Electric Machine Industry Co Ltd	67,000	286
Sunplus Innovation Technology Inc	41,000	176
Sunrex Technology Corp	123,000	172
Supreme Electronics Co Ltd	365,000	552
Syscom Computer Engineering Co	107,000	174
Taiwan PCB Techvest Co Ltd	44,936	63
Taiwan Semiconductor Manufacturing Co Ltd	1,250,000	21,549
Taiwan Semiconductor Manufacturing Co Ltd ADR	295,808	27,679
Taiwan Surface Mounting Technology Corp	173,000	498
Teco Electric and Machinery Co Ltd	1,175,000	1,841
Tripod Technology Corp	264,000	1,567
UDE Corp	122,000	233
United Integrated Services Co Ltd	355,000	2,425
Weblink International Inc	41,000	70
Wistron Corp	2,655,000	9,754
Wistron Information Technology & Services Corp	5,244	19
Wistron NeWeb Corp	661,000	2,781
Wiwynn Corp	26,000	1,274
YFY Inc	847,000	836
Yield Microelectronics Corp	53,146	180
Youngtek Electronics Corp	24,000	43
Yulon Motor Co Ltd	320,000	838
		292,123

Thailand — 1.0%
Advanced Information Technology PCL NVDR	219,300	31
Bangchak Corp PCL NVDR	941,800	1,042
Bangkok Bank PCL	1,335,300	6,463
Bangkok Bank PCL NVDR	3,850,900	18,640
Bangkok Dusit Medical Services PCL NVDR	1,207,400	965
Bumrungrad Hospital PCL	140,200	1,037
Central Pattana PCL NVDR	475,600	934
Eastern Water Resources Development and Management PCL NVDR	230,700	32
Krung Thai Bank PCL NVDR	2,487,700	1,371
Lam Soon Thailand PCL	90,000	13

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MC Group PCL NVDR	130,000	$48
Minor International PCL	8,723,800	8,283
Pruksa Holding PCL	108,900	42
PTT Exploration & Production PCL	324,200	1,467
PTT Exploration & Production PCL NVDR	1,331,100	6,025
Sappe PCL NVDR	26,600	76
SCB X PCL	7,724,800	26,031
SCB X PCL NVDR	1,088,400	3,668
SISB PCL NVDR	117,800	127
Star Petroleum Refining PCL NVDR *	7,090,400	1,853
Tipco Asphalt PCL NVDR	351,000	172
TMBThanachart Bank PCL NVDR (A)	47,786,000	2,334
Union Auction PCL NVDR	173,300	54
		80,708

Turkey — 0.2%
Agesa Hayat ve Emeklilik AS	146,730	307
Akbank TAS	6,100,352	6,586
Desa Deri Sanayi ve Ticaret AS *	198,837	169
Dogus Otomotiv Servis ve Ticaret AS	63,847	684
Logo Yazilim Sanayi Ve Ticaret AS	19,166	53
Migros Ticaret AS	86,005	1,119
Sok Marketler Ticaret AS	328,234	765
Turk Hava Yollari AO *	141,414	1,300
Turkiye Sigorta AS	267,654	271
Yapi ve Kredi Bankasi AS	2,311,251	1,379
		12,633

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	3,540,358	8,318
Abu Dhabi Islamic Bank PJSC	131,258	372
Air Arabia PJSC	1,073,929	863
Americana Restaurants International PLC	237,320	287
Dubai Islamic Bank PJSC	37,923	58
Emaar Development PJSC	59,629	106
Emaar Properties PJSC	6,992,558	13,441
Emirates NBD Bank PJSC	1,063,927	4,736
Salik Co PJSC	390,773	356
Sharjah Islamic Bank	89,842	61
		28,598

United Kingdom — 12.6%
4imprint Group PLC	261	17
AG Barr PLC	5,335	33
Allfunds Group Plc	733,933	4,357
Anglo American PLC	279,068	7,428
Aviva PLC	8,473,697	40,287
Barclays PLC	28,915,890	53,994
Berkeley Group Holdings PLC	8,570	441
BP PLC	7,800,000	48,184
BP PLC ADR	827,476	30,766
Breedon Group PLC	38,135	169
Burberry Group PLC	167,701	4,641
Bytes Technology Group PLC	10,108	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centrica PLC	8,992,295	$17,291
Clarkson PLC	1,023	35
Coca-Cola Europacific Partners PLC	109,640	7,029
Compass Group PLC	108,470	2,739
Concentric AB	431	7
ConvaTec Group PLC	4,201,840	12,374
Dechra Pharmaceuticals PLC	289,541	13,964
Diageo PLC	1,238,587	50,906
Diploma PLC	186,332	7,400
dotdigital group plc	7,099	8
Entain PLC	630,489	9,248
Experian PLC	24,637	862
FDM Group Holdings PLC	9,669	71
Ferrexpo PLC *	1,375,760	1,348
Frontier Developments PLC *	6,436	27
GSK PLC	2,180,000	38,364
HSBC Holdings PLC	3,408,888	25,188
Hunting PLC	2,292	7
Imperial Brands PLC	1,941,459	44,024
Informa PLC	1,969,658	18,240
International Consolidated Airlines Group SA *	397,148	815
Intertek Group PLC	573,508	30,086
Investec PLC	773,765	4,577
ITV PLC	41,519,153	37,249
J Sainsbury PLC	8,402,347	28,758
London Stock Exchange Group PLC	182,071	18,868
Morgan Sindall Group PLC	293	7
NatWest Group PLC	3,683,970	10,755
Ninety One PLC (A)	182,692	391
Nomad Foods Ltd *	525,553	9,639
QinetiQ Group PLC	12,037	51
Reckitt Benckiser Group PLC	152,803	11,040
RELX PLC	1,027,563	33,536
Rio Tinto PLC ADR (A)	138,646	8,665
Rolls-Royce Holdings PLC *	1,534,649	4,323
Sage Group PLC/The	160,317	1,973
Shell PLC	3,239,848	100,191
Smith & Nephew PLC	1,869,823	25,352
Smiths News PLC	201	–
Standard Chartered PLC	7,231,918	65,211
SThree PLC	3,037	14
Tesco PLC	8,183,677	27,553
TORM PLC, Cl A	1,063	26
Travis Perkins PLC	1,198,831	13,089
Unilever PLC	1,013,772	51,940
Whitbread PLC	30,682	1,337
WPP PLC	4,150,000	40,271
		965,228

United States — 2.8%
Axalta Coating Systems Ltd *	265,025	7,500
Baker Hughes Co, Cl A	345,444	12,502

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex Corp	268,879	$8,782
Harley-Davidson Inc	1,090,000	36,787
Intel Corp	1,177,321	41,371
Kyndryl Holdings Inc *	2,900,000	48,952
Spotify Technology SA *	125,506	19,324
Western Union Co/The	3,100,000	38,285
		213,503

Vietnam — 0.1%
Vietnam Dairy Products JSC	2,710,800	8,757

Total Common Stock
(Cost $6,512,929) ($ Thousands)		7,272,379

PREFERRED STOCK — 2.2%
Brazil — 0.4%
Cia Energetica de Minas Gerais (C)	2,760,700	6,875
Itau Unibanco Holding SA (C)	1,232,700	6,857
Marcopolo SA (C)	116,300	142
Metalurgica Gerdau SA (C)	710,400	1,676
Petroleo Brasileiro SA (C)	2,030,900	13,131
Schulz SA (C)	31,000	46
		28,727

Germany — 1.8%
Henkel AG & Co KGaA (C)	896,639	68,823
Sartorius AG (C)	29,137	11,935
Schaeffler AG (C)	8,465	50
Volkswagen AG (C)	497,595	61,049
		141,857

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)

Total Preferred Stock
(Cost $163,470) ($ Thousands)		$170,584

EXCHANGE TRADED FUNDS — 0.1%
United States — 0.1%
iShares Core MSCI EAFE ETF	29,135	1,949
iShares MSCI ACWI ex US ETF	189,169	9,216
iShares MSCI Emerging Markets ETF	24,597	964

Total Exchange Traded Funds
(Cost $12,503) ($ Thousands)		12,129

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
5.360% **†(D)	18,424,852	18,435

Total Affiliated Partnership
(Cost $18,419) ($ Thousands)		18,435

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	50,192,692	50,193

Total Cash Equivalent
(Cost $50,193) ($ Thousands)		50,193

Total Investments in Securities — 97.8%
(Cost $6,757,514) ($ Thousands)		$7,523,720

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	395	Sep-2023	$18,637	$18,490	$24
FTSE 100 Index	96	Sep-2023	9,047	9,078	102
Hang Seng Index	56	Sep-2023	6,584	6,536	(51)
S&P TSX 60 Index	47	Sep-2023	8,448	8,449	72
SPI 200 Index	69	Sep-2023	8,074	8,128	172
TOPIX Index	68	Sep-2023	10,806	10,885	332
			$61,596	$61,566	$651

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

A list of the open OTC Swap agreement held by the Fund at August 31, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	2/1/2024	USD	11,337	$(6,512)	$–	$(6,512)
								$(6,512)	$–	$(6,512)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2023:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

366,300	ITOCHU CORP	$14,285	$(518)	126.0%
221,029	UNILEVER PLC	11,545	(189)	101.8
4,494	HERMES INTL	9,571	(299)	84.4
239,300	ORIENTAL LAND CO LTD	9,228	(600)	81.4
12,603	ASML Holding N.V. New York Registry Shar	8,585	(249)	75.7
1,072,420	HSBC HOLDINGS PLC	8,337	(357)	73.5
98,745	ALCON INC	7,941	372	70.1
466,800	TOYOTA MOTOR CORP	7,712	348	68.0
108,800	YAKULT HONSHA CO LTD	7,033	(1,328)	62.0
39,344	AIR LIQUIDE	6,882	244	60.7
122,628	METRO INC	6,689	(349)	59.0
71,068	ALIBABA GROUP HOLDING LTD	6,607	(4)	58.3
137,700	MITSUI CO LTD	5,339	(151)	47.1
11,802	L OREAL	5,277	(48)	46.5
81,283	STANTEC INC	5,165	270	45.6
20,400	FAST RETAILING CO LTD	5,162	(464)	45.5
557,719	STANDARD CHARTERED PLC	5,144	(108)	45.4
110,600	SEVEN I HOLDINGS CO LTD	4,827	(305)	42.6
189,500	CANON INC	4,815	6	42.5
88,826	CRH PLC	4,758	363	42.0
151,900	CHUGAI PHARMACEUTICAL CO LTD	4,400	250	38.8
328,800	CHUBU ELECTRIC POWER CO INC	4,025	440	35.5
34,871	CGI INC	3,663	(162)	32.3
141,073	3I GROUP PLC	3,577	34	31.6
62,308	CANADIAN NATURAL RESOURCES LIMITED	3,508	518	30.9
666,731	AVIVA PLC	3,380	(94)	29.8
87,567	ACCOR SA	3,182	(37)	28.1
67,049	SPECTRIS PLC	3,141	(386)	27.7
263,300	INPEX CORP	2,994	748	26.4
32,867	NEXT PLC	2,992	(81)	26.4
19,739	SAFRAN SA	2,981	196	26.3
207,600	THE KANSAI ELECTRIC POWER CO INC	2,620	410	23.1
8,668	LG CHEM LTD-PREFERENCE	2,505	(265)	22.1
109,000	NIPPON STEEL CORP	2,379	209	21.0
202,324	MEDIOBANCA	2,377	273	21.0
33,234	EDENRED	2,248	(229)	19.8
76,113	AXA	2,207	87	19.5
11,104	FLUTTER ENTERTAINMENT PLC	2,160	(183)	19.1
865,283	MARKS & SPENCER GROUP PLC	2,110	376	18.6
460,000	BREEDON GROUP PLC	2,057	(20)	18.1
37,000	KUSURI NO AOKI HOLDINGS CO LTD	2,038	279	18.0
46,994	WHITBREAD PLC	2,036	12	18.0
84,680	HIKMA PHARMACEUTICALS PLC	1,994	376	17.6
166,516	BRITVIC PLC	1,888	(33)	16.7
16,994	JYP ENTERTAINMENT CORP	1,818	(909)	16.0
186,956	INFORMA PLC	1,754	(9)	15.5

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

47,116	VERALLIA	$1,742	$514	15.4%
12,844	GAMES WORKSHOP GROUP PLC	1,721	64	15.2
20,539	PUBLICIS	1,657	14	14.6
260,000	EASYJET PLC	1,632	(237)	14.4
903,999	CENTRICA PLC	1,523	215	13.4
7,467	SOPRA STERIA GROUP	1,473	173	13.0
716,416	ROLLS-ROYCE HOLDINGS PLC	1,370	648	12.1
45,109	COCA-COLA HBC AG-DI	1,369	(67)	12.1
116,770	SAGE GROUP PLC/THE	1,358	79	12.0
17,370	ASHTEAD GROUP PLC	1,215	16	10.7
18,914	4IMPRINT GROUP PLC	1,204	30	10.6
233,631	DOMINO'S PIZZA GROUP PLC	1,141	28	10.1
249,339	BALFOUR BEATTY PLC	1,121	(144)	9.9
319,827	MONEYSUPERMARKET.COM	1,066	(47)	9.4
9,823	SODEXHO	1,035	20	9.1
5,624	SCHNEIDER SA	1,004	(36)	8.9
815,162	CENTAMIN PLC	996	(73)	8.8
25,000	DIPLOMA PLC	996	(3)	8.8
51,786	ABCAM PLC-SPON ADR	987	184	8.7
4,774,400	YTL CORPORATION	982	(2)	8.7
36,676	KLEPIERRE	947	24	8.4
76,535	CREDIT AGRICOLE	946	22	8.3
49,893	ELIS SA	946	10	8.3
12,599	INTERCONTINENTAL HOTELS GROU	935	21	8.3
216,526	AIB GROUP	922	65	8.1
187,579	PETS AT HOME GROUP PLC	901	(7)	8.0
70,850	BURFORD CAPITAL LTD	894	85	7.9
54,712	JET2 PLC	833	(161)	7.3
7,200	HOYA CORP	800	(789)	7.1

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(211,350)	BK NOVA SCOTIA	$(10,598)	$437	(93.5)%
(411,500)	AOZORA BANK LTD	(7,857)	(304)	(69.3)
(190,100)	TAISEI CORP	(6,345)	(57)	(56.0)
(167,100)	KAO CORP	(6,227)	(307)	(54.9)
(121,500)	KYOCERA CORP	(5,980)	(261)	(52.7)
(163,700)	AGC INC	(5,598)	(151)	(49.4)
(40,400)	COSMOS PHARMACEUTICAL CORP	(4,532)	(217)	(40.0)
(36,085)	CDN TIRE CP A	(4,355)	71	(38.4)
(3,892,200)	NIPPON TELEGRAPH TELEPHONE CORP	(4,332)	(168)	(38.2)
(105,700)	MCDONALDS HOLDINGS COJAPAN LTD	(4,119)	(84)	(36.3)
(80,800)	NIPPON EXPRESS HOLDINGS INC	(4,042)	(159)	(35.7)
(234,100)	KEWPIE CORP	(3,903)	(36)	(34.4)
(276,900)	SEINO HOLDINGS CO LTD	(3,881)	(156)	(34.2)
(111,000)	KINTETSU GROUP HOLDINGS CO LTD	(3,874)	359	(34.2)
(30,600)	HIROSE ELECTRIC CO LTD	(3,622)	(89)	(32.0)
(117,900)	NH FOODS LTD	(3,363)	(296)	(29.7)
(211,900)	BROTHER INDUSTRIES LTD	(3,319)	(274)	(29.3)
(160,200)	NABTESCO CORP	(3,122)	86	(27.5)
(173,500)	MISUMI GROUP INC	(3,111)	80	(27.4)
(972,400)	YAMADA HOLDINGS CO LTD	(2,984)	(111)	(26.3)
(148,700)	COMSYS HOLDINGS CORP	(2,964)	(206)	(26.1)
(221,000)	NISSHIN SEIFUN GROUP INC	(2,915)	(1)	(25.7)
(149,040)	EVONIK INDUSTR	(2,905)	41	(25.6)
(54,000)	TREND MICRO INC	(2,838)	919	(25.0)
(210,100)	LIXIL CORP	(2,825)	192	(24.9)
(1,026,900)	SUMITOMO CHEMICAL CO LTD	(2,741)	104	(24.2)
(80,400)	YAMAHA CORP	(2,590)	105	(22.8)
(181,100)	ODAKYU ELECTRIC RAILWAY CO LTD	(2,577)	(101)	(22.7)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(400,500)	SHIMIZU CORP	$(2,528)	$(232)	(22.3)%
(1,183,900)	SEVEN BANK LTD	(2,476)	(43)	(21.8)
(15,200)	SHIMANO INC	(2,452)	212	(21.6)
(150,010)	MONDI PLC	(2,428)	(108)	(21.4)
(1,969,800)	MAPLETREE PAN ASIA COMMERCIAL	(2,325)	76	(20.5)
(134,500)	IIDA GROUP HOLDINGS CO LTD	(2,308)	102	(20.4)
(359,900)	SOHGO SECURITY SERVICES CO LTD	(2,260)	(36)	(19.9)
(257,400)	ANRITSU CORP	(2,229)	340	(19.7)
(111,600)	CALBEE INC	(2,219)	(8)	(19.6)
(248,200)	KS HOLDINGS CORP	(2,193)	(95)	(19.3)
(1,152,200)	SINGAPORE TELECOMMUNICATIONS	(2,170)	30	(19.1)
(402,283)	SCHRODERS PLC	(2,133)	-	(18.8)
(135,800)	NTT DATA GROUP CORP	(2,038)	467	(18.0)
(167,800)	VENTURE CORPORATION LTD	(1,973)	313	(17.4)
(66,400)	FANUC CORP	(1,895)	1	(16.7)
(84,123)	SAPUTO GP	(1,888)	72	(16.7)
(1,894,900)	SUNTEC REIT	(1,870)	148	(16.5)
(187,600)	LION CORP	(1,840)	(219)	(16.2)
(91,700)	EXEO GROUP INC	(1,839)	(113)	(16.2)
(190,439)	SEGRO PLC	(1,801)	-	(15.9)
(66,200)	SUZUKEN CO LTD	(1,729)	(235)	(15.2)
(12,500)	FUJITSU LTD	(1,698)	135	(15.0)
(17,632)	SGS SA-REG	(1,685)	188	(14.9)
(284,700)	MITSUBISHI CHEMICAL GROUP CORP	(1,675)	(27)	(14.8)
(55,900)	SAPPORO HOLDINGS LTD	(1,633)	(81)	(14.4)
(120,400)	USHIO INC	(1,627)	108	(14.4)
(84,589)	TELUS CORP	(1,624)	140	(14.3)
(161,100)	AMADA CO LTD	(1,618)	(91)	(14.3)
(44,000)	AIN HOLDINGS INC	(1,574)	1	(13.9)
(40,570)	ORION OYJ B	(1,562)	(102)	(13.8)
(189,132)	BILLERUD AB	(1,523)	(25)	(13.4)
(35,856)	ASX LTD	(1,496)	159	(13.2)
(60,600)	SAWAI GROUP HOLDINGS CO LTD	(1,475)	(473)	(13.0)
(45,486)	UPM-KYMMENE OYJ	(1,468)	(93)	(12.9)
(114,884)	NORDIC VLSI	(1,445)	40	(12.7)
(36,800)	SHO-BOND HOLDINGS CO LTD	(1,424)	(60)	(12.6)
(85,600)	SCSK CORP	(1,400)	(85)	(12.4)
(96,547)	ST JAMES'S PLACE PLC	(1,400)	298	(12.3)
(73,899)	CDN WESTERN BK	(1,391)	(45)	(12.3)
(179,600)	BIC CAMERA INC	(1,368)	21	(12.1)
(79,700)	USS CO LTD	(1,365)	(28)	(12.0)
(100,900)	NOK CORP	(1,337)	(80)	(11.8)
(13,399)	ROYAL BK CAN	(1,322)	35	(11.7)
(44,800)	MABUCHI MOTOR CO LTD	(1,320)	(149)	(11.6)
(432,500)	BOC HONG KONG	(1,280)	59	(11.3)
(35,478)	HUHTAMKI OYJ	(1,271)	50	(11.2)
(30,100)	NIPPON SHINYAKU CO LTD	(1,266)	(57)	(11.2)
(4,728)	SONOVA H AG ORD	(1,254)	4	(11.1)
(769,049)	XINYI GLASS	(1,254)	84	(11.1)
(10,640)	DSM FIRMENICH AG	(1,228)	244	(10.8)
(42,557)	BOLIDEN	(1,198)	65	(10.6)
(41,046)	SIGNIFY NV	(1,180)	(68)	(10.4)
(62,100)	DENKA CO LTD	(1,161)	(11)	(10.2)
(63,700)	WELCIA HOLDINGS CO LTD	(1,145)	(34)	(10.1)
(21,100)	OKUMA CORP	(1,124)	134	(9.9)
(42,700)	MITSUI MINING SMELTING CO	(1,091)	(1)	(9.6)
(60,000)	MEITEC CORP	(1,064)	12	(9.4)
(49,499)	LATOUR B	(1,037)	135	(9.1)
(65,261)	ANSELL LTD	(1,035)	22	(9.1)
(106,903)	PENNON GROUP PLC	(1,031)	116	(9.1)
(48,900)	TORIDOLL HOLDINGS CORP	(1,027)	(425)	(9.1)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(17,175)	GRANITE REAL ESTATE INV	$(1,025)	$59	(9.0)%
(156,600)	CYBERAGENT INC	(1,019)	21	(9.0)
(13,505)	CARGOJET INC	(1,015)	53	(9.0)
(162,200)	ASAHI KASEI CORP	(1,013)	(36)	(8.9)
(50,900)	SUMITOMO CORP	(999)	(50)	(8.8)
(7,503)	SPIRAX-SARCO ENGINEERING PLC	(997)	34	(8.8)
(534,700)	SATS LTD	(996)	(29)	(8.8)
(246,560)	BANK OF QUEENSLAND LTD	(988)	68	(8.7)
(369,840)	STOCKLAND	(970)	(46)	(8.6)
(13,151)	DKSH N	(956)	(50)	(8.4)
(84,900)	COCA-COLA BOTTLERS JAPAN HOLDINGS INC	(955)	(166)	(8.4)
(129,500)	NISSHINBO HOLDINGS INC	(948)	(15)	(8.4)
(67,400)	SG HOLDINGS CO LTD	(946)	(28)	(8.3)
(339,800)	PARKWAYLIFE REAL ESTATE	(942)	(42)	(8.3)
(58,341)	TOMRA SYSTEMS	(941)	139	(8.3)
(77,100)	HASEKO CORP	(941)	(17)	(8.3)
(877,238)	LXI REIT PLC	(936)	(102)	(8.3)
(5,761)	REMY COINTREAU	(922)	28	(8.1)
(70,300)	SUMCO CORP	(919)	(21)	(8.1)
(30,120)	GILDAN ACTIVEWR	(913)	(8)	(8.1)
(269,300)	KONICA MINOLTA INC	(899)	65	(7.9)
(68,000)	BENESSE HOLDINGS INC	(888)	22	(7.8)

Percentages are based on Net Assets of $7,689,562 ($ Thousands).
‡	Real Estate Investment Trust.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $18,435 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$113,942	$197,973	$(293,484)	$(1)	$5	$18,435	$337	$—
SEI Daily Income Trust, Government Fund, Institutional Class	84,375	190,467	(224,649)	—	—	50,193	950	—
Totals	$198,317	$388,440	$(518,133)	$(1)	$5	$68,628	$1,287	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%
Australia — 3.9%
Acrow Formwork and Construction Services	113,721	$67
Ansarada Group *	2,656	2
ANZ Group Holdings Ltd	4,621	76
Aristocrat Leisure Ltd	17,659	468
Autosports Group	7,979	13
Bathurst Resources *	13,502	9
BCI Minerals *	57,144	11
Bellevue Gold Ltd *	26,692	29
BlueScope Steel Ltd	33,687	458
Brambles Ltd	22,925	222
Civmec	53,600	32
Close The Loop *	137,583	40
Cochlear Ltd	548	96
Computershare Ltd	22,717	370
Danakali *	30,918	8
DGL Group *	4,493	2
Duratec	104,822	95
Fortescue Metals Group Ltd	606	8
GR Engineering Services	57,430	87
Horizon Oil	206,613	21
Image Resources NL *	124,190	7
IPD Group	6,538	19
Lindsay Australia	100,363	78
Macmahon Holdings	286,343	30
MMA Offshore *	26,297	23
Neuren Pharmaceuticals Ltd *	2,639	22
New Hope Corp Ltd	21,943	80
nib holdings Ltd/Australia	4,225	23
Objective Corporation	1,974	16
Orica Ltd	981	10
Pact Group Holdings *	74,109	35
Pro Medicus Ltd	4,040	192
Qantas Airways Ltd *	318,445	1,219
QBE Insurance Group Ltd	3,328	32
Regis Healthcare	11,886	20
Reject Shop	3,288	12
Rio Tinto PLC ADR	7,961	498
Service Stream	39,536	23
Seven Group Holdings Ltd	3,400	62
Sonic Healthcare Ltd	5,171	108
South32 Ltd	189,140	416
Super Retail Group Ltd	4,040	34
Supply Network	959	9
Technology One Ltd	10,209	102
Washington H Soul Pattinson & Co Ltd	1,612	34
WiseTech Global Ltd	7,349	331
Woodside Energy Group Ltd	2,419	58
Woolworths Group Ltd	7,159	177
Zimplats Holdings	2,665	43
		5,827

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Austria — 0.3%
Erste Group Bank AG	1,466	$52
Frequentis	188	6
Porr Ag	3,286	43
Raiffeisen Bank International AG	132	2
Strabag SE	389	17
Wienerberger AG	9,182	254
		374

Belgium — 0.0%
Ion Beam Applications	1,400	19
Lotus Bakeries NV	5	39
		58

Bermuda — 0.0%
Conduit Holdings	772	5

Brazil — 1.7%
3R PETROLEUM OLEO E GAS SA *	169,300	1,132
Banco BTG Pactual SA	6,500	43
Cia de Saneamento de Minas Gerais Copasa MG	19,200	69
CPFL Energia SA	156,300	1,082
Empresa Siderurgica del Peru SAA	28,617	10
Gerdau SA ADR	33,987	177
M Dias Branco SA	3,600	27
Wheaton Precious Metals Corp	591	26
		2,566

Canada — 5.8%
Agnico Eagle Mines Ltd	1,462	71
Air Canada, Cl B *	4,300	73
AirBoss of America	4,800	19
Alamos Gold Inc, Cl A	5,092	66
Amerigo Resources	54,300	57
ARC Resources Ltd	1,761	27
Athabasca Oil Corp *	14,920	41
Boardwalk Real Estate Investment Trust ‡	513	26
Bombardier Inc, Cl B *	520	21
Boyd Group Services Inc	207	37
Canfor Corp *	17,300	266
Cascades Inc	2,100	20
CCL Industries Inc, Cl B	1,989	89
Computer Modelling Group	6,059	39
Constellation Software	66	–
Constellation Software Inc/Canada *	132	136
D2L *	6,529	40
DATA Communications Management *	4,000	9
Dollarama Inc	13,390	867
Dundee Precious Metals Inc	3,588	23
Element Fleet Management Corp	4,287	66
Enerplus Corp	4,600	79
Enghouse Systems Ltd	500	11
Ensign Energy Services *	17,287	39
Fairfax Financial Holdings Ltd	152	125

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finning International Inc	1,423	$45
Gibson Energy Inc	3,203	48
Gildan Activewear Inc	7,700	229
Great-West Lifeco Inc	3,386	97
Hammond Power Solutions Inc, Cl A	5,300	213
Keyera Corp	1,049	26
Kinross Gold Corp	5,442	28
KITS Eyecare *	2,600	10
Kolibri Global Energy *	3,700	16
Lassonde Industries Inc	400	39
Lucara Diamond *	31,055	11
Lucero Energy *	29,500	14
Magna International Inc, Cl A	881	52
Major Drilling Group International Inc *	8,500	55
Manulife Financial Corp	3,373	62
Martinrea International Inc	2,400	24
MEG Energy Corp *	4,048	72
Melcor Developments Ltd	2,800	25
National Bank of Canada	6,854	477
Neo Performance Materials Inc	9,400	64
North American Construction Group Ltd	5,311	131
Onex Corp	1,168	72
Open Text Corp	1,773	71
Osisko Gold Royalties Ltd	1,559	21
PHX Energy Services Corp	12,429	73
Pizza Pizza Royalty	2,700	29
Precision Drilling Corp *	157	10
Quebecor Inc, Cl B	67,225	1,535
RB Global Inc	1,480	91
Reitmans Canada, Cl A *	8,900	20
Restaurant Brands International Inc	797	55
Russel Metals Inc	1,239	37
Shawcor Ltd *	4,634	64
Shopify Inc, Cl A *	1,464	97
SNC-Lavalin Group Inc	54,800	1,783
Stella-Jones Inc	638	31
TFI International Inc	200	27
Thor Explorations *	84,000	20
Toromont Industries Ltd	6,462	529
Total Energy Services	7,500	52
Tourmaline Oil Corp	518	27
Trilogy Metals *	13,000	6
		8,635

Chile — 0.0%
Enel Chile SA	817,619	55

China — 7.3%
A8 New Media Group *	432,000	11
Agricultural Bank of China Ltd, Cl H	555,000	190
Anhui Gujing Distillery Co Ltd, Cl A	600	24
Anker Innovations Technology Co Ltd, Cl A	2,200	25
Anton Oilfield Services Group *	492,000	28
Autohome, Cl A	1,500	11

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of Communications Co Ltd, Cl H	92,000	$53
Beijing Tongrentang Co Ltd, Cl A	3,300	25
BYD Co Ltd, Cl H	1,000	31
Castech Inc, Cl A	10,800	42
Changjiang Securities Co Ltd, Cl A	124,000	102
China Boqi Environmental Holding	121,000	12
China Construction Bank Corp, Cl H	1,689,000	905
China Medical System Holdings Ltd	17,000	25
China Pacific Insurance Group Co Ltd, Cl H	138,000	316
China Resources Beer Holdings Co Ltd	4,000	23
China Resources Land Ltd	180,000	761
China Resources Sanjiu Medical & Pharmaceutical Co Ltd, Cl A	4,500	29
China Yangtze Power Co Ltd, Cl A	15,600	47
COFCO Capital Holdings Co Ltd, Cl A	67,800	71
Dong-E-E-Jiao Co Ltd, Cl E	5,600	40
Guosen Securities Co Ltd, Cl A	39,500	50
Industrial & Commercial Bank of China Ltd, Cl H	1,246,000	572
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A	28,900	36
Inner Mongolia Yili Industrial Group Co Ltd, Cl A	185,700	662
JA Solar Technology Co Ltd, Cl A	6,700	26
JD.com Inc ADR	773	26
Jinduicheng Molybdenum Co Ltd, Cl A	17,700	26
JOYY Inc ADR	639	22
Ju Teng International Holdings	59,000	11
Kuaishou Technology, Cl B *	3,500	29
Kweichow Moutai Co Ltd, Cl A	300	76
Launch Tech Co Ltd, Cl H	77,500	20
Lenovo Group Ltd	228,000	258
Li Auto Inc ADR *	1,101	46
LONGi Green Energy Technology Co Ltd, Cl A	173,508	632
Luzhou Laojiao Co Ltd, Cl A	2,300	73
Midea Group Co Ltd, Cl A	181,200	1,405
MINISO Group Holding Ltd ADR	7,012	182
Natural Food International Holding *	330,000	20
NetEase Inc	10,200	213
New China Life Insurance Co Ltd, Cl H	68,300	171
New Oriental Education & Technology Group Inc *	7,900	43
Nongfu Spring Co Ltd, Cl H	4,800	27
Offshore Oil Engineering Co Ltd, Cl A	31,400	25
OneConnect Financial Technology ADR *	1,489	5
Oppein Home Group Inc, Cl A	42,763	574
Pacific Securities Co Ltd/The/China, Cl A *	75,700	42
PDD Holdings Inc ADR *	581	57
Qianhe Condiment and Food Co Ltd, Cl A	11,700	28
Sany Heavy Equipment International Holdings Co Ltd	19,000	30
Sealand Securities Co Ltd, Cl A	46,300	24
Shanghai M&G Stationery Inc, Cl A	5,600	29

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shenergy Co Ltd, Cl A	65,700	$59
Shenguan Holdings Group	1,084,000	38
Shenzhen Kinwong Electronic Co Ltd, Cl A	8,200	24
Shenzhen SC New Energy Technology Corp, Cl A	1,700	21
Sichuan Changhong Electric Co Ltd, Cl A	55,600	30
Sinofibers Technology Co Ltd, Cl A	4,400	24
Southwest Securities Co Ltd, Cl A	110,600	64
Tencent Holdings Ltd	19,700	816
Tencent Music Entertainment Group ADR *	20,051	137
Tianjin Development Holdings	45,220	9
TK Group Holdings Ltd	30,000	5
Topsports International Holdings Ltd	155,000	126
Trip.com Group Ltd *	850	34
Trip.com Group Ltd ADR *	7,746	304
Vesync	53,000	22
Vipshop Holdings Ltd ADR *	18,107	286
Weibo Corp ADR	657	8
Wuliangye Yibin Co Ltd, Cl A	1,100	24
Wuxi Taiji Industry Co Ltd, Cl A *	37,300	35
X Financial ADR *	1,699	7
Xingye Alloy Materials Group *	61,000	8
Yangling Metron New Material Inc, Cl A	8,300	50
Yangzijiang Shipbuilding Holdings Ltd	14,900	19
Yum China Holdings Inc	550	29
Zhejiang Conba Pharmaceutical Co Ltd, Cl A	32,900	23
Zhejiang Jingsheng Mechanical & Electrical Co Ltd, Cl A	2,700	21
Zhongtai Securities Co Ltd, Cl A	76,000	76
ZTE Corp, Cl H	69,000	222
ZTO Express Cayman Inc ADR	1,591	40
		10,772

Denmark — 4.1%
AP Moller - Maersk A/S, Cl B	350	637
Coloplast A/S, Cl B	2,252	258
Danske Bank A/S	70,200	1,581
DSV A/S	2,880	548
Genmab A/S *	1,871	719
ISS A/S	4,009	71
Novo Nordisk A/S, Cl B	9,538	1,770
Pandora A/S	4,384	456
Zealand Pharma A/S, Cl A *	736	28
		6,068

Egypt — 0.0%
Eastern SAE	63,723	42

Finland — 0.2%
Alma Media Oyj	856	8
Consti Oyj	934	11
Kone Oyj, Cl B	2,528	115
Nordea Bank Abp	6,379	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wartsila OYJ Abp, Cl B	2,143	$27
		231

France — 5.3%
Axway Software	419	11
Christian Dior SE	199	164
Cie de Saint-Gobain SA	11,512	752
Clasquin	533	50
Dekuple	321	10
Ekinops SAS *	1,847	14
Hermes International SCA	518	1,069
La Francaise des Jeux SAEM	1,877	68
Legrand SA	4,732	468
LVMH Moet Hennessy Louis Vuitton SE	1,011	858
Orange SA	141,121	1,587
Pernod Ricard SA	2,956	581
Quadient	4	–
Sodexo SA	11,278	1,212
SPIE SA	416	12
Vente-Unique.Com	1,514	18
Vinci SA	938	105
Worldline SA/France *	25,036	817
		7,796

Germany — 4.9%
AIXTRON SE	648	25
Bastei Luebbe	2,568	14
Bayerische Motoren Werke AG	1,473	155
Beiersdorf AG	474	62
Bijou Brigitte	2,156	82
CENIT	619	9
Cewe Stiftung & KGAA	400	39
Commerzbank AG	2,665	29
Covestro AG *	490	26
CTS Eventim AG & Co KGaA	733	46
Daimler Truck Holding AG	6,301	222
Deutsche Boerse AG	292	52
Deutsche Lufthansa AG *	48,869	437
Duerr AG	638	19
E.ON SE	25,820	319
Fresenius SE & Co KGaA	30,038	965
Heidelberg Materials AG	6,061	489
HOCHTIEF AG	1,009	108
Infineon Technologies AG	3,471	124
Init Innovation in Traffic Systems	452	14
Knorr-Bremse AG	2,274	156
KSB & KGaA	47	37
Mercedes-Benz Group AG	1,426	105
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	351	136
New Work	358	38
Rational AG	79	60
Rheinmetall AG	6,473	1,766
RWE AG	797	33

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SAP SE	7,400	$1,035
Scout24 SE	6,445	445
SMA Solar Technology AG *	456	37
Talanx AG	1,565	105
Traton SE	1,723	36
		7,225

Greece — 0.2%
Aegean Airlines SA *	5,789	83
Alpha Services and Holdings SA *	15,031	26
Eurobank Ergasias Services and Holdings SA *	26,056	45
JUMBO SA	1,656	51
Mytilineos SA	846	34
National Bank of Greece SA *	5,253	36
Piraeus Port Authority	1,814	43
		318

Hong Kong — 0.8%
AIA Group Ltd	42,000	381
Analogue Holdings	242,000	44
Build King Holdings Ltd	25,302	4
Chuang's China Investments	180,000	4
Dream International	66,000	33
HKT Trust & HKT Ltd	2,800	3
Jacobson Pharma	126,000	11
JBM Healthcare	32,067	5
Johnson Electric Holdings Ltd	16,001	21
Lee's Pharmaceutical Holdings	130,500	22
Midland Holdings Ltd *	468,304	38
Nameson Holdings	94,000	5
New Times Energy *	578,000	8
Orient Overseas International Ltd	13,500	181
PAX Global Technology Ltd	137,000	104
Perennial Energy Holdings Ltd	390,000	43
Plover Bay Technologies Ltd	64,000	19
Samson Holding	185,000	6
Sitoy Group Holdings	85,000	9
Smart-Core Holdings	134,000	26
Solargiga Energy Holdings	465,000	12
Stella International Holdings	34,500	36
Sun Hung Kai Properties Ltd	2,500	28
Sundart Holdings	274,000	14
Texwinca Holdings Ltd	629,257	95
Tian An China Investment	14,000	7
Time Watch Investments Ltd	263,233	11
YTO International Express & Supply Chain Technology	132,000	24
Zhongzhi Pharmaceutical Holdings	69,000	12
		1,206

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	6,055	46

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OTP Bank Nyrt	712	$29
		75

India — 1.8%
Anand Rathi Wealth	3,329	57
Andhra Sugars	29,055	40
Aurobindo Pharma Ltd	3,356	34
Bengal & Assam	346	21
Cigniti Technologies	1,470	14
Coal India Ltd	5,853	16
Colgate-Palmolive India Ltd	2,469	58
Cyient Ltd	1,739	34
DB Corp Ltd	63,687	174
Dhampur Sugar Mills	9,000	28
Dhanuka Agritech	1,083	10
Dr Reddy's Laboratories Ltd	1,837	125
EIH Associated Hotels	4,163	25
Forbes *	596	5
Gujarat Pipavav Port Ltd	9,570	15
Gulf Oil Lubricants India	11,462	80
HDFC Bank Ltd ADR	11,136	694
Hindustan Aeronautics Ltd	1,336	63
ICICI Bank Ltd	9,072	105
IDFC First Bank Ltd *	23,412	26
IIFL Securities	43,051	42
Indian Railway Catering & Tourism Corp Ltd	3,264	27
Indraprastha Medical Corp Ltd	15,048	33
ITC Ltd	15,102	80
J Kumar Infraprojects Ltd	3,373	17
Jagran Prakashan Ltd	11,086	14
Kirloskar Pneumatic Co Ltd	1,117	9
Kotak Mahindra Bank Ltd	3,073	65
Linc	3,015	24
MakeMyTrip Ltd *	675	27
MPS	3,190	59
Nalwa Sons Investments *	389	12
Nestle India Ltd	251	67
Power Finance Corp Ltd	11,902	37
Shriram Pistons & Rings	3,214	42
State Bank of India	10,056	68
Tech Mahindra Ltd	22,189	322
Vesuvius India	834	35
WNS Holdings Ltd ADR *	434	28
		2,632

Indonesia — 0.7%
ABM Investama Tbk PT	209,600	54
Adira Dinamika Multi Finance Tbk PT	44,200	33
Agung Podomoro Land *	870,600	8
Akasha Wira International *	24,200	18
Alam Sutera Realty Tbk PT *	806,600	10
Asahimas Flat Glass	33,200	12
Asuransi Tugu Pratama Indonesia	709,700	59
Bank Central Asia Tbk PT	55,700	34

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank Danamon Indonesia Tbk PT	164,900	$32
Bank OCBC Nisp	220,300	16
Baramulti Suksessarana	143,400	38
Bayan Resources	7,400	9
BISI International	370,703	38
Cisadane Sawit Raya	465,100	15
Elnusa Tbk PT	4,519,600	116
Hexindo Adiperkasa Tbk PT	44,000	19
IMC Pelita Logistik TBK	866,400	32
Indika Energy Tbk PT	774,800	102
Jasa Armada Indonesia	995,800	19
Kawasan Industri Jababeka Tbk PT *	4,114,800	41
Mandala Multifinance Tbk PT	272,500	51
Mitrabahtera Segara Sejati *	389,138	31
Mitrabara Adiperdana Tbk PT	36,000	12
Nippon Indosari Corpindo	179,000	16
Prima Andalan Mandiri Tbk PT	48,500	14
Resource Alam Indonesia	611,300	20
Rmk Energy Tbk PT	829,900	44
Salim Ivomas Pratama	323,500	8
Samudera Indonesia Tbk PT	648,490	15
Tunas Baru Lampung	338,285	18
United Tractors Tbk PT	99,800	170
		1,104

Iraq — 0.0%
Genel Energy	27,528	29

Ireland — 1.1%
AerCap Holdings NV *	547	33
Greencore Group PLC *	159,879	171
ICON PLC *	5,731	1,490
		1,694

Israel — 2.4%
Camtek Ltd/Israel *	489	30
Carasso Motors	1,500	7
Check Point Software Technologies Ltd *	20,517	2,761
First International Bank Of Israel Ltd/The	718	29
Nice Ltd ADR *	1,119	218
Perion Network Ltd *	736	24
RADCOM *	2,558	23
Wix.com Ltd *	4,865	481
		3,573

Italy — 2.2%
A2A SpA	26,902	52
BPER Banca	8,380	25
Brunello Cucinelli SpA	795	66
Enel SpA	10,911	74
Ferrari NV	359	114
Infrastrutture Wireless Italiane SpA	3,930	49
Intesa Sanpaolo SpA	60,622	163
Iveco Group NV *	2,341	23
Moncler SpA	391	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orsero SpA	4,389	$63
PRADA SpA	3,600	23
Prysmian SpA	26,138	1,072
Saipem SpA *	15,955	26
Stevanato Group SpA	984	31
UniCredit SpA	59,647	1,461
		3,269

Japan — 13.0%
ABC-Mart Inc	5,100	93
Advance Residence Investment Corp ‡	17	41
Advantest Corp	4,100	516
AGS	1,700	8
Ainavo Holdings Co Ltd	1,875	15
ANA Holdings Inc *	6,500	147
Asahi Group Holdings Ltd	47,800	1,864
Asahi Intecc Co Ltd	1,300	26
Asics Corp	1,000	36
Atled	1,100	11
Avant Group Corp	2,400	23
Azbil Corp	1,700	57
Bewith Inc	5,700	95
Bridgestone Corp	1,600	62
Business Brain Showa-Ota Inc	3,300	48
Capcom Co Ltd	11,246	475
Central Automotive Products Ltd	600	14
Central Japan Railway Co	900	116
Chilled & Frozen Logistics Holdings	1,500	14
Comforia Residential REIT Inc ‡	14	33
Daisue Construction Co Ltd	2,500	25
Daiwa House Industry Co Ltd	2,400	67
Denso Corp	900	62
Digital Arts Inc	1,100	36
Disco Corp	500	99
East Japan Railway Co	2,000	113
en Japan Inc	1,400	25
Enshu Truck	1,100	18
eSOL	1,300	7
FTGroup Co Ltd	2,700	23
Fuji Electric Co Ltd	1,100	52
Fuji Furukawa Engineering & Construction	400	11
Fuji Kyuko Co Ltd	700	26
FUJIFILM Holdings Corp	21,300	1,260
Fujitsu Ltd	1,674	209
Fukuoka Financial Group Inc	3,500	83
Gecoss	1,600	11
Gunma Bank Ltd/The	7,200	33
Hikari Tsushin Inc	300	50
Hirogin Holdings Inc	4,700	29
Hisamitsu Pharmaceutical Co Inc	900	31
Hitachi Construction Machinery Co Ltd	2,300	72
Hitachi Ltd	26,600	1,771
Hokkaido Gas	1,000	16

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hokuriku Electric Power Co *	6,100	$36
Hokuriku Gas Co Ltd	500	11
Honda Motor Co Ltd	3,000	97
Hoya Corp	4,000	444
Invincible Investment Corp ‡	109	45
Isetan Mitsukoshi Holdings Ltd	3,100	36
Iwaki Co Ltd	2,600	34
Iwatani Corp	1,000	53
Japan Airport Terminal Co Ltd	600	28
Japan Elevator Service Holdings Co Ltd	1,900	32
Japan Exchange Group Inc	24,400	426
Kagome Co Ltd	1,100	26
Kamigumi Co Ltd	2,300	52
Kanefusa Corp	2,300	11
Kawasaki Kisen Kaisha Ltd	1,600	54
Keio Corp	3,000	104
Kenedix Residential Next Investment Corp ‡	22	34
Keyence Corp	500	208
Kimura Unity Co Ltd	2,700	26
Kita-Nippon Bank	1,200	18
Koito Manufacturing Co Ltd	1,600	27
Kokuyo Co Ltd	2,000	31
Kotobuki Spirits Co Ltd	400	31
Kubota Corp	3,200	51
Kureha Corp	400	24
Kyowa Electronic Instruments	9,800	24
Kyushu Railway Co	2,600	57
Lasertec Corp	300	47
Macnica Holdings Inc	2,800	131
Matching Service Japan Co Ltd	2,300	18
Matsui Construction	2,500	13
Medipal Holdings Corp	3,000	51
Meiji Electric Industries	1,100	11
Mitsubishi Corp	2,300	114
Mitsubishi Materials Corp	1,300	22
Mitsubishi Motors Corp	10,800	42
Mitsui Fudosan Logistics Park Inc ‡	12	41
Mitsui OSK Lines Ltd	900	25
Mizuho Financial Group Inc	16,300	270
Mizuho Leasing Co Ltd	900	30
MS&AD Insurance Group Holdings Inc	600	22
Murakami	1,100	22
Nakanishi Inc	1,200	30
NEC Corp	9,400	496
Nicca Chemical	1,500	9
Nice Corp	1,700	18
Nichirei Corp	2,200	52
Nihon Trim Co Ltd	1,900	40
Nintendo Co Ltd	2,700	116
Nippon Paint Holdings Co Ltd	8,300	64
Nippon Yusen KK	2,700	72
Nissan Motor Co Ltd	57,500	245

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nissin Foods Holdings Co Ltd	200	$17
NJS Co Ltd	1,900	39
Novac	900	19
NSK Ltd	8,600	50
OBIC Business Consultants Co Ltd	1,000	43
Ochi Holdings	1,200	12
Open House Group Co Ltd	1,400	47
Optim Corp *	7,000	43
Oracle Corp Japan	1,100	77
ORIX Corp	102,000	1,906
Oro Co Ltd	4,200	61
Otsuka Corp	2,500	112
Otsuka Holdings Co Ltd	4,000	152
Pan Pacific International Holdings Corp	6,600	132
Persol Holdings Co Ltd	5,700	98
Pigeon Corp	13,500	157
PR Times Corp *	3,000	36
Recruit Holdings Co Ltd	300	11
Relo Group Inc	1,500	18
Renesas Electronics Corp *	1,200	20
Resonac Holdings Corp	93,300	1,519
Ricoh Co Ltd	14,200	116
Riken Technos Corp	9,200	45
Rohto Pharmaceutical Co Ltd	2,800	73
Sanken Electric Co Ltd	1,200	92
SCREEN Holdings Co Ltd	500	51
Seed	3,400	19
Seiko Epson Corp	3,500	55
Sekisui Kasei	6,800	21
SERAKU Co Ltd	800	7
Shikoku Electric Power Co Inc	3,700	27
Shimano Inc	1,300	191
Shizuoka Financial Group Inc	7,100	58
SK-Electronics	6,400	125
SMK Corp	1,200	21
SMS Co Ltd	14,100	272
Socionext Inc	200	25
Sompo Holdings Inc	6,400	279
Sotetsu Holdings Inc	1,500	29
Space	1,500	9
Starts Publishing	300	8
Step	2,500	31
Sumitomo Metal Mining Co Ltd	1,800	56
Tayca Corp	234	2
Toei Animation Co Ltd	3,100	262
Toho System Science	3,600	32
Tohoku Electric Power Co Inc	16,900	118
Tokai Carbon Co Ltd	8,000	63
Tokuyama Corp	1,500	24
Tokyu Construction Co Ltd	1,700	9
Tokyu Corp	7,100	90
Tokyu Fudosan Holdings Corp	8,300	52

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tonami Holdings	600	$19
Towa Bank	4,200	16
Toyo Machinery & Metal	1,800	8
Toyota Tsusho Corp	700	42
Trend Micro Inc/Japan	100	4
Tsubakimoto Kogyo Co Ltd	700	24
TYK	6,200	15
UNITED	9,600	63
Xebio Holdings Co Ltd	8,900	62
Yamaha Motor Co Ltd	3,800	99
Yokohama Rubber Co Ltd/The	1,800	37
Zeon Corp	3,600	40
ZIGExN Co Ltd	29,400	117
		19,221

Luxembourg — 0.0%
Reinet Investments SCA	1,080	23

Macao — 0.1%
MGM China Holdings Ltd *	36,800	46
Sands China Ltd *	6,800	23
Wynn Macau Ltd *	35,200	35
		104

Malaysia — 0.6%
Aeon M	118,200	27
Allianz Malaysia Bhd	15,800	56
Bermaz Auto	126,800	61
CB Industrial Product Holding	175,800	43
CCK Consolidated Holdings	206,500	37
Chin Well Holdings	93,700	28
Datasonic Group	89,800	9
Favelle Favco	25,000	10
Heineken Malaysia Bhd	6,200	32
Innoprise Plantations	88,300	24
Kawan Food	194,100	74
Kim Loong Resources Bhd	164,100	65
LBS Bina Group	488,500	63
Mah Sing Group Bhd	301,700	51
MKH Bhd	99,700	30
Padini Holdings	63,800	54
Panasonic Manufacturing Malaysia	4,700	21
Paramount	102,200	22
Petron Malaysia Refining & Marketing Bhd	45,100	44
Power Root	61,400	28
QL Resources Bhd	22,700	26
Scicom MSC	60,700	15
Wellcall Holdings	91,400	26
		846

Mexico — 1.1%
America Movil SAB de CV	1,570,100	1,530
Cemex SAB de CV *	63,800	51
Cia Minera Autlan SAB de CV	26,241	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Femsa SAB de CV ADR	337	$29
		1,626

Netherlands — 6.2%
ABN AMRO Bank NV	6,997	103
Argenx SE ADR *	96	48
ASML Holding NV	1,250	825
ING Groep NV	148,838	2,116
Koninklijke KPN NV	16,386	57
Koninklijke Vopak NV	1,715	62
NN Group NV	46,664	1,801
Shell PLC	68,740	2,101
SNS Reaal *	1,762	–
TomTom NV *	5,757	46
Universal Music Group NV	19,518	485
Van Lanschot Kempen NV	1,041	31
Wolters Kluwer NV	12,232	1,476
		9,151

New Zealand — 0.2%
Aroa Biosurgery *	40,306	22
Briscoe Group Ltd	10,569	29
Gentrack Group *	7,643	20
Rakon	49,213	21
Scales	15,631	29
Steel & Tube Holdings Ltd	53,444	38
Synlait Milk *	17,367	13
Xero Ltd *	1,132	92
		264

Norway — 0.4%
AutoStore Holdings Ltd *	81,689	140
DNB Bank ASA	5,262	104
Gjensidige Forsikring ASA	15,929	248
NORBIT	6,690	41
Odfjell, Cl A	4,342	38
Wallenius Wilhelmsen, Cl B	4,163	34
Wilh Wilhelmsen Holding, Cl B	397	11
Wilson	2,535	15
		631

Philippines — 0.1%
BDO Unibank Inc	17,094	42
Delta Djakarta	36,800	9
Ginebra San Miguel	4,770	14
San Miguel Food and Beverage	18,700	17
Semirara Mining & Power Corp, Cl A	17,400	10
SM Investments Corp	1,680	24
		116

Poland — 0.4%
AB SA	1,834	29
Amica SA	721	14
Answear.com, Cl A *	1,209	11
ComArch SA	1,972	69

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Creepy Jar	47	$8
Develia	29,954	34
Enter Air *	2,381	27
LiveChat Software SA	1,678	55
ORLEN SA	1,611	25
PKP Cargo *	20,870	76
PlayWay SA	120	12
Rainbow Tours	4,113	41
Santander Bank Polska SA *	435	39
Stalprodukt SA	672	38
Synektik	871	15
Torpol	2,241	9
Unimot SA	1,883	44
VRG SA	9,417	8
Wielton	5,143	10
Wittchen	1,777	14
		578

Portugal — 0.0%
Banco Comercial Portugues SA *	98,192	27

Qatar — 0.3%
Doha Insurance QSC	18,972	11
Ooredoo QPSC	146,969	436
Qatar Islamic Bank SAQ	4,732	25
Qatar National Cement QSC	35,899	35
		507

Russia — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.2%
Al Hammadi Holding	2,674	38
Arabian Internet & Communications Services Co	265	25
Dr Sulaiman Al Habib Medical Services Group Co	1,106	72
Elm Co	132	30
Etihad Etisalat Co	7,526	91
Saudi Tadawul Group Holding Co	483	25
Saudia Dairy & Foodstuff Co	380	32
		313

Singapore — 0.6%
Boustead Singapore Ltd	35,165	22
BRC Asia Ltd	77,500	96
Centurion	65,900	21
China Aviation Oil Singapore Corp Ltd	18,900	13
DBS Group Holdings Ltd	5,900	145
Delfi Ltd	31,900	30
HRnetgroup	61,100	34
IGG *	62,000	29
Mapletree Logistics Trust ‡	19,000	24
Marco Polo Marine Ltd *	1,612,100	59
OM Holdings Ltd	105,911	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oversea-Chinese Banking Corp Ltd	4,000	$37
Pacific Century Regional Developments	56,000	12
Samudera Shipping Line	78,200	43
Seatrium Ltd *	283,300	30
Sembcorp Industries Ltd	12,200	48
Sing Investments & Finance Ltd	32,550	24
Singapore Airlines Ltd	25,000	127
STMicroelectronics NV	970	46
		875

South Africa — 0.6%
Anglo American PLC	283	8
Clicks Group Ltd	36,241	523
Combined Motor Holdings Ltd	9,481	14
Exxaro Resources Ltd	7,219	64
Remgro Ltd	6,585	55
Sanlam Ltd	9,549	34
Standard Bank Group Ltd	2,471	25
Thungela Resources Ltd	18,798	148
Zeda Ltd/South Africa *	81,146	51
		922

South Korea — 2.0%
Asiana IDT	1,243	12
CROWNHAITAI Holdings Co Ltd	4,330	20
Daeduck Co Ltd	4,997	25
Dongwon F&B	6,216	141
Doosan Bobcat Inc	1,334	54
Doosan Enerbility Co Ltd *	1,857	26
Eusu Holdings	11,497	51
Hansol Holdings	9,711	21
Heungkuk Fire & Marine Insurance *	5,931	13
Hyundai Motor Co	256	37
KB Financial Group Inc	406	17
Kia Corp	1,179	71
Korea District Heating *	664	13
Kukbo Design	1,270	13
LEENO Industrial Inc	208	26
LG Electronics Inc	1,610	120
LS Electric Co Ltd	582	44
Maeil Holdings Co Ltd	10,283	65
Mecaro	2,138	18
MegaStudy Co Ltd	4,696	37
Mirae Asset Life Insurance *	4,310	13
Miwon Chemicals	184	10
Multicampus Co Ltd	1,570	39
POSCO Holdings Inc	62	27
Pureun Mutual Savings Bank	2,610	18
Rayence	2,918	22
Sajodaerim Corp	1,514	33
Samsung Electronics Co Ltd GDR	1,402	1,771
SeAH Holdings	93	8
SGC e Tec E&C	2,418	39
SK Hynix Inc	587	54

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spigen Korea	650	$16
Tongyang Life Insurance Co Ltd *	6,809	23
WiSoL	5,409	25
		2,922

Spain — 1.4%
Amadeus IT Group SA, Cl A	462	32
Banco Santander SA	31,268	122
Cia de Distribucion Integral Logista Holdings SA	1,033	28
Iberdrola SA	6,232	74
Industria de Diseno Textil SA	48,435	1,859
		2,115

Sweden — 2.1%
AAK AB	1,372	25
AddTech AB, Cl B	1,919	32
Alfa Laval AB	860	30
Assa Abloy AB, Cl B	21,156	477
Atea	4,441	55
Atlas Copco AB, Cl A	34,750	460
Beijer Ref AB, Cl B	2,244	26
FM Mattsson Mora Group, Cl B	1,866	9
H & M Hennes & Mauritz AB, Cl B	10,698	164
Hexagon AB, Cl B	40,321	361
Investor AB, Cl B	9,840	190
Lifco AB, Cl B	1,686	31
Lindab International AB	2,341	34
Munters Group AB	5,923	73
Saab AB, Cl B	433	23
Thule Group AB	1,215	35
Volvo AB, Cl B	52,620	1,063
		3,088

Switzerland — 2.7%
ABB Ltd	18,898	721
Accelleron Industries AG	1,118	30
Cie Financiere Richemont SA, Cl A	2,027	288
CPH Chemie & Papier Holding AG	183	18
Implenia	851	30
Klingelnberg	428	9
Kuehne + Nagel International AG	1,869	563
Novartis AG	5,524	558
Partners Group Holding AG	612	662
Phoenix Mecano *	35	15
Schindler Holding AG	482	108
Sika AG	1,519	431
Straumann Holding AG	157	24
Swatch Group AG/The, Cl B	1,700	479
Swissquote Group Holding SA	132	26
		3,962

Taiwan — 3.7%
104	9,000	58
Accton Technology Corp	3,000	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Acer Inc	56,000	$64
Advantech Co Ltd	–	–
Asia Tech Image	43,000	92
Asia Vital Components Co Ltd	5,000	53
ASROCK Inc	5,000	37
Asustek Computer Inc	35,000	442
Chang Hwa Commercial Bank Ltd	111,000	60
Chien Kuo Construction Co Ltd	42,000	19
China Airlines Ltd	56,000	40
Chunghwa Telecom Co Ltd	49,000	178
Compal Electronics Inc	176,000	176
Desiccant Technology	5,062	17
Eagle Cold Storage Enterprise	10,000	9
Elite Material Co Ltd	3,000	41
Ennoconn Corp	14,000	115
Eva Airways Corp	110,000	109
Evergreen Marine Corp Taiwan Ltd	7,200	24
Forcecon Tech	19,000	81
Formosa Optical Technology	10,000	26
General Plastic Industrial Co Ltd	16,000	17
Genesis Technology	7,199	16
Gigabyte Technology Co Ltd	8,000	86
Global Lighting Technologies	11,000	18
Great Wall Enterprise Co Ltd	16,000	27
HIM International Music Inc	7,000	22
Insyde Software	18,000	82
Inventec Corp	3,502	6
ITE Technology Inc	22,000	99
Kingwaytek Technology	11,000	31
Lida Holdings	13,000	14
Lite-On Technology Corp	50,000	215
Lotes Co Ltd	7,000	190
Makalot Industrial Co Ltd	3,000	32
Micro-Star International Co Ltd	12,000	60
Nishoku Technology	7,000	20
Nova Technology Corp/Taiwan	8,000	31
Novatek Microelectronics Corp	21,000	263
Quanta Computer Inc	45,000	358
Realtek Semiconductor Corp	23,000	302
Rich Honour International Designs	20,000	31
San Fang Chemical Industry Co Ltd	17,000	13
Sanyang Motor Co Ltd	11,000	26
Shih Her Technologies Inc	15,000	35
Shihlin Electric & Engineering Corp	23,000	93
Sonix Technology	9,000	12
Sunonwealth Electric Machine Industry Co Ltd	24,000	103
Taishin Financial Holding Co Ltd	1,890	1
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,703	721
Teco Electric and Machinery Co Ltd	31,000	49
Tofu Restaurant	6,000	47

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Topco Technologies	18,000	$39
TSC Auto ID Technology Co Ltd	5,499	42
United Integrated Services Co Ltd	6,000	41
Wah Hong Industrial	22,000	24
Well Shin Technology	38,000	59
Wholetech System Hitech	4,158	6
Winmate	8,000	32
Wistron Corp	59,000	217
Wistron Information Technology & Services Corp	9,593	35
Wistron NeWeb Corp	51,000	215
X-Legend Entertainment Co Ltd	15,000	21
YFY Inc	22,000	22
Yield Microelectronics Corp	7,869	27
Yulon Motor Co Ltd	11,000	29
		5,515

Thailand — 3.1%
Bangkok Bank PCL	12,400	60
Bangkok Bank PCL NVDR	85,400	413
Bangkok Dusit Medical Services PCL NVDR	57,900	46
Bumrungrad Hospital PCL	4,100	30
Central Pattana PCL NVDR	13,000	26
Haad Thip	24,600	26
Interlink Communication NVDR	109,100	26
Kang Yong Electric	1,400	12
Khonburi Sugar NVDR	93,000	17
Krung Thai Bank PCL NVDR	64,900	36
Ladprao General Hospital	109,600	16
Lanna Resources	410,900	201
Lanna Resources PCL NVDR	217,700	106
Minor International PCL	905,700	860
Namyong Terminal NVDR	192,800	22
Precise NVDR	195,200	18
PTT Exploration & Production PCL NVDR	21,200	96
SCB X PCL	717,400	2,418
Silicon Craft Technology NVDR	119,880	28
Srivichai Vejvivat	44,600	10
Thai Oil PCL NVDR	1,962	3
Thai Stanley Electric PCL	7,500	41
Thai Wah NVDR	28,900	3
Thantawan Industry	8,900	7
TMBThanachart Bank PCL NVDR	764,800	37
Univanich Palm Oil	158,800	38
		4,596

Turkey — 0.1%
Agesa Hayat ve Emeklilik AS	26,486	55
Migros Ticaret AS	2,434	32
Turk Hava Yollari AO *	4,078	38
Yapi ve Kredi Bankasi AS	62,274	37
		162

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Arab Emirates — 0.2%
Abu Dhabi Aviation	10,953	$22
Abu Dhabi Islamic Bank PJSC	3,537	10
Abu Dhabi National Insurance PSC	6,055	10
Air Arabia PJSC	41,698	34
Emaar Properties PJSC	22,199	43
Emirates NBD Bank PJSC	30,198	134
Ferrexpo PLC *	4,015	4
Orascom Construction	15,067	56
		313

United Kingdom — 6.6%
Allfunds Group Plc	19,103	113
BP PLC ADR	20,155	749
Breedon Group PLC	26,575	118
Bytes Technology Group PLC	3,949	24
Centrica PLC	14,532	28
Cerillion	3,698	58
Coca-Cola Europacific Partners PLC	1,637	105
Compass Group PLC	2,796	71
ConvaTec Group PLC	360,733	1,062
Costain Group	60,128	43
Dechra Pharmaceuticals PLC	7,500	362
Diageo PLC	12,853	528
Diploma PLC	4,926	196
dotdigital group plc	26,458	28
Entain PLC	57,921	850
Hargreaves Services	2,957	18
Hunting PLC	2,706	8
Impellam Group PLC	3,091	28
Informa PLC	187,944	1,740
Intertek Group PLC	6,861	360
Investec PLC	72,074	426
Kitwave Group	1,600	6
London Stock Exchange Group PLC	4,744	492
Macfarlane Group	19,861	27
Mears Group	19,138	68
Mercia Asset Management	42,073	14
Morgan Sindall Group PLC	2,919	73
Nomad Foods Ltd *	54,681	1,003
Norcros PLC	15,712	30
NWF Group PLC	8,792	25
Odfjell Technology Ltd	8,162	39
Record	24,577	25
RELX PLC	26,757	873
Ricardo	8,698	56
Rolls-Royce Holdings PLC *	14,194	40
Severfield	83,558	72
Victorian Plumbing Group	8,761	9
		9,767

United States — 6.0%
Accenture PLC, Cl A	2,236	724
Aon PLC, Cl A	2,836	945

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axalta Coating Systems Ltd *	25,048	$709
BRP Inc	5,215	398
Currency Exchange International *	3,200	57
CyberArk Software Ltd *	425	71
Gentex Corp	25,368	829
James Hardie Industries PLC *	6,973	210
Justin Allen Holdings	230,000	19
Molson Coors Canada, Cl B	600	38
Monday.com Ltd *	1,681	298
Roche Holding AG	1,718	506
Samsonite International SA *	451,700	1,512
Sanofi	16,123	1,726
Spotify Technology SA *	3,120	480
Stellantis NV	21,809	407
		8,929

Total Common Stock
(Cost $130,990) ($ Thousands)		140,127

EXCHANGE TRADED FUNDS — 1.0%
United States — 1.0%
iShares Core MSCI EAFE ETF	1,109	74
iShares MSCI ACWI ex US ETF	29,632	1,444

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS (continued)
iShares MSCI Emerging Markets ETF	764	$30

Total Exchange Traded Funds
(Cost $1,612) ($ Thousands)		1,548

PREFERRED STOCK — 0.4%
Brazil — 0.2%
Metalurgica Gerdau SA (A)	18,400	43
Petroleo Brasileiro SA (A)	26,500	171
		214

Germany — 0.2%
Sartorius AG (A)	764	313

Total Preferred Stock
(Cost $518) ($ Thousands)		527

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	1,451,721	1,452

Total Cash Equivalent
(Cost $1,452) ($ Thousands)		1,452

Total Investments in Securities — 96.9%
(Cost $134,572) ($ Thousands)		$143,654

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	8	Sep-2023	$386	$374	$(5)
FTSE 100 Index	2	Sep-2023	185	189	5
Hang Seng Index	3	Sep-2023	353	350	(3)
S&P TSX 60 Index	1	Sep-2023	177	180	3
SPI 200 Index	1	Sep-2023	114	118	3
TOPIX Index	1	Sep-2023	158	160	2
			$1,373	$1,371	$5

A list of the open OTC Swap agreement held by the Fund at August 31, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	United States Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	(90)	$(127)	$–	$(127)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swap as of August 31, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

9,600	ITOCHU CORP	$374	$(13,386)	(415.6)%
117	HERMES INTL	249	(7,597)	(276.7)
6,200	ORIENTAL LAND CO LTD	239	(15,619)	(265.6)
329	ASML Holding N.V. New York Registry Shares	224	(6,461)	(248.9)
27,967	HSBC HOLDINGS PLC	216	(8,214)	(240.0)
2,579	ALCON INC	207	9,720	(230.0)
12,100	TOYOTA MOTOR CORP	200	9,012	(222.2)
1,022	AIR LIQUIDE	179	6,326	(198.9)
3,190	METRO INC	174	(9,096)	(193.3)
1,856	ALIBABA GROUP HOLDING LTD	172	158	(191.1)
2,600	YAKULT HONSHA CO LTD	168	(31,735)	(186.7)
4,200	MITSUI CO LTD	162	(4,597)	(180.0)
309	L OREAL	138	(1,310)	(153.3)
14,544	STANDARD CHARTERED PLC	134	(2,826)	(148.9)
2,900	SEVEN I HOLDINGS CO LTD	127	(8,874)	(141.1)
500	FAST RETAILING CO LTD	127	(12,198)	(141.1)
4,900	CANON INC	125	654	(138.9)
2,320	CRH PLC	124	9,413	(137.8)
4,000	CHUGAI PHARMACEUTICAL CO LTD	116	6,553	(128.9)
8,600	CHUBU ELECTRIC POWER CO INC	105	11,388	(116.7)
1,504	STANTEC INC	96	4,994	(106.7)
911	CGI INC	96	(5,996)	(106.7)
1,627	CANADIAN NATURAL RESOURCES LIMITED	92	13,506	(102.2)
17,323	AVIVA PLC	88	(4,765)	(97.8)
7,500	INPEX CORP	85	19,369	(94.4)
2,295	ACCOR SA	83	(966)	(92.2)
2,254	VERALLIA	83	24,608	(92.2)
1,751	SPECTRIS PLC	82	(10,111)	(91.1)
849	NEXT PLC	77	(2,098)	(85.6)
507	SAFRAN SA	77	5,030	(85.6)
238	LG CHEM LTD-PREFERENCE	69	(7,281)	(76.7)
5,400	THE KANSAI ELECTRIC POWER CO INC	68	10,967	(75.6)
5,262	MEDIOBANCA	62	7,102	(68.9)
2,800	NIPPON STEEL CORP	61	4,976	(67.8)
839	ASHTEAD GROUP PLC	59	777	(65.6)
867	EDENRED	59	(4,935)	(65.6)
290	FLUTTER ENTERTAINMENT PLC	56	(3,948)	(62.2)
1,000	KUSURI NO AOKI HOLDINGS CO LTD	55	7,540	(61.1)
22,650	MARKS & SPENCER GROUP PLC	55	10,216	(61.1)
12,077	BREEDON GROUP PLC	54	(512)	(60.0)
2,177	HIKMA PHARMACEUTICALS PLC	51	9,656	(56.7)
1,210	DIPLOMA PLC	48	(157)	(53.3)
444	JYP ENTERTAINMENT CORP	48	(26,107)	(53.3)
4,860	INFORMA PLC	45	398	(50.0)
23,607	CENTRICA PLC	40	5,605	(44.4)
610	4IMPRINT GROUP PLC	39	981	(43.3)
1,173	COCA-COLA HBC AG-DI	36	(1,738)	(40.0)
18,995	ROLLS-ROYCE HOLDINGS PLC	36	17,179	(40.0)
831	WHITBREAD PLC	36	212	(40.0)
3,049	SAGE GROUP PLC/THE	35	2,056	(38.9)
2,977	BRITVIC PLC	34	(592)	(37.8)
6,093	DOMINO'S PIZZA GROUP PLC	30	737	(33.3)
6,511	BALFOUR BEATTY PLC	29	(1,727)	(32.2)
148	SOPRA STERIA GROUP	29	3,443	(32.2)
200	GAMES WORKSHOP GROUP PLC	27	999	(30.0)
1,419	ELIS SA	27	273	(30.0)
256	SODEXHO	27	531	(30.0)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

21,213	CENTAMIN PLC	$26	$(1,910)	(28.9)%
7,939	MONEYSUPERMARKET.COM	26	(1,159)	(28.9)
1,349	ABCAM PLC-SPON ADR	26	4,802	(28.9)
6,162	AIB GROUP	26	1,853	(28.9)
5,415	PETS AT HOME GROUP PLC	26	(110)	(28.9)
146	SCHNEIDER SA	26	(943)	(28.9)
124,200	YTL CORPORATION	26	16,392	(28.9)
1,999	CREDIT AGRICOLE	25	586	(27.8)
4,017	EASYJET PLC	25	(3,669)	(27.8)
958	KLEPIERRE	25	636	(27.8)
329	INTERCONTINENTAL HOTELS GROU	24	556	(26.7)
781	AXA	23	897	(25.6)
200	HOYA CORP	22	(20,502)	(24.4)
1,429	JET2 PLC	22	(4,314)	(24.4)

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of August 31, 2023:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(5,494)	BK NOVA SCOTIA	$(275)	$11,328	305.6%
(10,700)	AOZORA BANK LTD	(204)	(6,305)	226.7
(5,000)	TAISEI CORP	(167)	(1,621)	185.6
(4,400)	KAO CORP	(164)	(6,467)	182.2
(3,200)	KYOCERA CORP	(157)	(6,876)	174.4
(4,200)	AGC INC	(144)	(3,877)	160.0
(1,100)	COSMOS PHARMACEUTICAL CORP	(123)	(5,932)	136.7
(942)	CDN TIRE CP A	(114)	1,817	126.7
(101,642)	NIPPON TELEGRAPH TELEPHONE CORP	(113)	(4,383)	125.6
(2,800)	MCDONALDS HOLDINGS COJAPAN LTD	(109)	(2,237)	121.1
(6,300)	KEWPIE CORP	(105)	(981)	116.7
(2,100)	NIPPON EXPRESS HOLDINGS INC	(105)	(4,137)	116.7
(2,900)	KINTETSU GROUP HOLDINGS CO LTD	(101)	9,392	112.2
(7,200)	SEINO HOLDINGS CO LTD	(101)	(4,062)	112.2
(800)	HIROSE ELECTRIC CO LTD	(95)	(2,338)	105.6
(5,500)	BROTHER INDUSTRIES LTD	(86)	(7,114)	95.6
(4,500)	MISUMI GROUP INC	(81)	2,145	90.0
(4,100)	NABTESCO CORP	(80)	2,195	88.9
(4,085)	TELUS CORP	(78)	6,760	86.7
(24,900)	YAMADA HOLDINGS CO LTD	(76)	(3,705)	84.4
(3,800)	COMSYS HOLDINGS CORP	(76)	(5,246)	84.4
(3,857)	EVONIK INDUSTR	(75)	1,069	83.3
(1,400)	TREND MICRO INC	(74)	22,586	82.2
(26,800)	SUMITOMO CHEMICAL CO LTD	(72)	2,837	80.0
(2,100)	YAMAHA CORP	(68)	2,755	75.6
(4,151)	SCSK CORP	(68)	(4,113)	75.6
(4,186)	MONDI PLC	(68)	(1,940)	75.6
(4,700)	ODAKYU ELECTRIC RAILWAY CO LTD	(67)	(2,322)	74.4
(10,500)	SHIMIZU CORP	(66)	(5,977)	73.3
(400)	SHIMANO INC	(65)	6,009	72.2
(30,900)	SEVEN BANK LTD	(65)	(1,134)	72.2
(2,200)	NH FOODS LTD	(63)	(5,515)	70.0
(4,500)	LIXIL CORP	(61)	4,106	67.8
(7,000)	ANRITSU CORP	(61)	9,423	67.8
(50,600)	MAPLETREE PAN ASIA COMMERCIAL	(60)	2,759	66.7
(9,400)	SOHGO SECURITY SERVICES CO LTD	(59)	(931)	65.6
(30,100)	SINGAPORE TELECOMMUNICATIONS	(57)	785	63.3
(6,500)	KS HOLDINGS CORP	(57)	(2,490)	63.3
(4,200)	NISSHIN SEIFUN GROUP INC	(55)	(14)	61.1
(5,500)	LION CORP	(54)	(5,942)	60.0

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(3,563)	NTT DATA GROUP CORP	$(53)	$12,182	58.9%
(8,700)	MITSUBISHI CHEMICAL GROUP CORP	(51)	(836)	56.7
(1,771)	FANUC CORP	(51)	15	56.7
(2,216)	SAPUTO GP	(50)	1,892	55.6
(48,600)	SUNTEC REIT	(47)	2,816	52.2
(1,800)	SUZUKEN CO LTD	(47)	(6,383)	52.2
(2,300)	EXEO GROUP INC	(46)	(2,841)	51.1
(2,600)	IIDA GROUP HOLDINGS CO LTD	(45)	1,971	50.0
(1,500)	SAPPORO HOLDINGS LTD	(44)	(2,168)	48.9
(460)	SGS SA-REG	(44)	4,917	48.9
(3,500)	HASEKO CORP	(43)	(782)	47.8
(3,383)	NORDIC VLSI	(43)	1,164	47.8
(4,200)	AMADA CO LTD	(42)	(2,368)	46.7
(300)	FUJITSU LTD	(41)	3,247	45.6
(1,058)	ORION OYJ B	(41)	(2,652)	45.6
(2,000)	CALBEE INC	(40)	(140)	44.4
(1,600)	SAWAI GROUP HOLDINGS CO LTD	(39)	(12,468)	43.3
(932)	ASX LTD	(39)	4,124	43.3
(2,200)	USS CO LTD	(38)	(776)	42.2
(1,203)	UPM-KYMMENE OYJ	(38)	(2,457)	42.2
(4,480)	ALGONQUIN PWR & UTILS CORP	(37)	2,783	41.1
(2,000)	DENKA CO LTD	(37)	(354)	41.1
(10,900)	KONICA MINOLTA INC	(36)	2,642	40.0
(3,100)	VENTURE CORPORATION LTD	(36)	6,358	40.0
(357)	ROYAL BK CAN	(35)	968	38.9
(900)	SHO-BOND HOLDINGS CO LTD	(35)	(1,457)	38.9
(1,200)	MABUCHI MOTOR CO LTD	(35)	(3,340)	38.9
(11,500)	BOC HONG KONG	(34)	1,278	37.8
(2,600)	NOK CORP	(34)	(2,085)	37.8
(3,375)	PENNON GROUP PLC	(33)	3,666	36.7
(785)	NIPPON SHINYAKU CO LTD	(33)	(1,497)	36.7
(922)	HUHTAMKI OYJ	(33)	1,292	36.7
(1,254)	MITSUI MINING SMELTING CO	(32)	(19)	35.6
(2,400)	USHIO INC	(32)	2,155	35.6
(1,700)	WELCIA HOLDINGS CO LTD	(31)	(705)	34.4
(3,824)	BILLERUD AB	(31)	(505)	34.4
(268)	DSM FIRMENICH AG	(31)	6,156	34.4
(1,072)	SIGNIFY NV	(31)	(1,761)	34.4
(118)	SONOVA H AG ORD	(31)	87	34.4
(1,075)	BOLIDEN	(30)	1,643	33.3
(18,142)	XINYI GLASS	(29)	2,414	32.2
(800)	AIN HOLDINGS INC	(29)	23	32.2
(1,400)	LATOUR B	(29)	3,816	32.2
(1,574)	MEITEC CORP	(28)	316	31.1
(446)	GRANITE REAL ESTATE INV	(27)	1,544	30.0
(9,900)	PARKWAYLIFE REAL ESTATE	(27)	(1,227)	30.0
(1,437)	CDN WESTERN BK	(27)	(873)	30.0
(1,300)	TORIDOLL HOLDINGS CORP	(27)	(9,916)	30.0
(500)	OKUMA CORP	(27)	3,166	30.0
(1,696)	ANSELL LTD	(27)	1,010	30.0
(188)	SPIRAX-SARCO ENGINEERING PLC	(27)	2,825	30.0
(348)	CARGOJET INC	(26)	1,116	28.9
(2,300)	COCA-COLA BOTTLERS JAPAN HOLDINGS INC	(26)	(4,114)	28.9
(3,400)	BIC CAMERA INC	(26)	631	28.9
(4,200)	ASAHI KASEI CORP	(26)	(943)	28.9
(4,069)	CYBERAGENT INC	(26)	545	28.9
(1,300)	SUMITOMO CORP	(26)	(1,274)	28.9
(6,409)	BANK OF QUEENSLAND LTD	(26)	1,766	28.9
(13,900)	SATS LTD	(26)	(765)	28.9
(3,400)	NISSHINBO HOLDINGS INC	(25)	(397)	27.8

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(1,800)	SG HOLDINGS CO LTD	$(25)	$(750)	27.8%
(9,645)	STOCKLAND	(25)	(1,199)	27.8
(343)	DKSH N	(25)	(1,316)	27.8
(783)	GILDAN ACTIVEWR	(24)	(218)	26.7
(1,800)	SUMCO CORP	(24)	(544)	26.7
(22,860)	LXI REIT PLC	(24)	(2,653)	26.7
(149)	REMY COINTREAU	(24)	725	26.7
(1,526)	TOMRA SYSTEMS	(24)	3,642	26.7
(1,700)	BENESSE HOLDINGS INC	(22)	547	24.4

Percentages are based on Net Assets of $148,262 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,234	$1,102	$(1,884)	$—	$—	$1,452	$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.4%
Argentina — 0.0%
Despegar.com Corp *	1,313	$11

Australia — 0.7%
AMP Ltd	79,293	65
Brambles Ltd	1,201	12
Computershare Ltd	15,942	260
Dexus ‡	15,200	76
Fortescue Metals Group Ltd	1,230	17
Goodman Group ‡	1,257	19
Macquarie Group Ltd	257	30
Rio Tinto Ltd	16,541	1,209
Steadfast Group Ltd	18,078	66
Technology One Ltd	7,222	72
Wesfarmers Ltd	504	18
Woolworths Group Ltd	802	20
		1,864

Austria — 0.3%
BAWAG Group AG	591	28
Erste Group Bank AG	11,853	424
OMV AG	2,337	109
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,100	83
voestalpine AG	2,496	73
		717

Belgium — 0.1%
Ageas SA/NV *	1,600	64
Etablissements Franz Colruyt NV	2,100	80
		144

Brazil — 1.1%
Banco BTG Pactual SA	47,900	314
Banco do Brasil SA	135,040	1,293
Cia de Saneamento do Parana	21,676	98
Gerdau SA ADR	2,481	13
Telefonica Brasil SA	139,472	1,174
		2,892

Canada — 1.3%
Alimentation Couche-Tard Inc	1,205	63
Barrick Gold Corp	59,269	959
Canadian Imperial Bank of Commerce	1,400	56
Canadian Tire Corp Ltd, Cl A	700	83
Cogeco Communications Inc	1,500	74
Dollarama Inc	7,363	477
Element Fleet Management Corp	6,972	107
Fairfax Financial Holdings Ltd	26	22
Intact Financial Corp	538	76
Loblaw Cos Ltd	2,144	186
National Bank of Canada	4,810	335
Open Text Corp	5,026	202
Quebecor Inc, Cl B	4,263	97
Russel Metals Inc	1,056	31

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shopify Inc, Cl A *	1,781	$118
Stella-Jones Inc	1,202	58
Toromont Industries Ltd	3,982	326
		3,270

Chile — 0.1%
Enel Chile SA	2,591,538	174
Latam Airlines Group SA *	769,501	7
		181

China — 2.6%
Air China Ltd, Cl H	62,000	46
Alibaba Group Holding Ltd *	30,792	354
Anhui Gujing Distillery Co Ltd, Cl B	2,700	45
BAIC Motor Corp Ltd, Cl H	186,000	51
Bank of Communications Co Ltd, Cl H	167,000	96
Beijing Capital International Airport Co Ltd, Cl H *	212,172	111
Beijing Enterprises Holdings Ltd	24,500	92
BOE Technology Group Co Ltd, Cl A	163,300	90
BYD Co Ltd, Cl H	12,500	392
BYD Electronic International Co Ltd	37,000	172
China Construction Bank Corp, Cl H	559,000	299
China Railway Signal & Communication Corp Ltd, Cl H	296,000	98
China Resources Medical Holdings Co Ltd	11,500	9
China Shenhua Energy Co Ltd, Cl H	28,000	82
China Southern Airlines Co Ltd, Cl H *	254,619	135
China State Construction International Holdings Ltd	36,850	41
China Tower Corp Ltd, Cl H	2,468,000	239
Fuyao Glass Industry Group Co Ltd, Cl A	12,700	66
Geely Automobile Holdings Ltd	35,000	43
Guangdong Zhongnan Iron & Steel Co Ltd, Cl A	476,497	186
Hello Group Inc ADR	3,318	29
Jiangsu Pacific Quartz Co Ltd, Cl A	5,200	68
KE Holdings Inc ADR *	16,134	278
Kuaishou Technology, Cl B *	44,600	365
Meituan, Cl B *	22,415	367
Minth Group Ltd	31,858	94
NetEase Inc ADR	1,241	128
New Oriental Education & Technology Group Inc *	8,297	45
Nongfu Spring Co Ltd, Cl H	1,600	9
NXP Semiconductors NV	62	13
Ocumension Therapeutics *	12,500	13
PDD Holdings Inc ADR *	116	12
People's Insurance Co Group of China Ltd/The, Cl H	268,000	91
PetroChina Co Ltd, Cl H	162,000	117
Sany Heavy Equipment International Holdings Co Ltd	86,099	134
Seres Group Co Ltd, Cl A	3,800	19

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shanghai International Airport Co Ltd, Cl A	39,300	$212
Shougang Fushan Resources Group Ltd	264,000	76
Sinopharm Group Co Ltd, Cl H	23,850	69
Tencent Holdings Ltd	31,890	1,322
Visionox Technology Inc, Cl A *	49,300	56
Yutong Bus Co Ltd, Cl A	172,400	295
ZhongMan Petroleum and Natural Gas Group Corp Ltd, Cl A	42,400	113
		6,572

Colombia — 0.0%
Almacenes Exito SA *	29,855	87

Czech Republic — 0.1%
Komercni Banka AS	7,167	224

Denmark — 1.1%
Carlsberg AS, Cl B	87	13
Coloplast A/S, Cl B	1,586	181
Genmab A/S *	1,208	465
Novo Nordisk A/S, Cl B	4,270	792
Pandora A/S	10,911	1,134
Scandinavian Tobacco Group A/S	5,200	79
		2,664

Egypt — 0.0%
Ezz Steel Co SAE *	41,814	69
Telecom Egypt Co	22,501	19
		88

Estonia — 0.1%
Tallink Grupp AS	190,000	145

Finland — 0.5%
Nokia Oyj	294,402	1,178

France — 2.9%
BNP Paribas SA	187	12
Bouygues SA	2,893	100
Carrefour SA	4,600	88
Credit Agricole SA	1,212	15
Danone SA	20,254	1,183
Dassault Aviation SA	5,940	1,171
Edenred	5,734	366
Engie SA	1,561	25
Hermes International SCA	454	937
Legrand SA	3,480	344
LVMH Moet Hennessy Louis Vuitton SE	1,002	851
Orange SA	7,700	87
Pernod Ricard SA *	2,952	581
Publicis Groupe SA	325	25
Societe BIC SA	17,746	1,136
SPIE SA	3,347	101
Technip Energies NV	3,363	78
TotalEnergies SE	1,900	120

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Veolia Environnement SA	1,013	$32
		7,252

Germany — 2.1%
Bayer AG	21,322	1,170
Bayerische Motoren Werke AG	173	18
Commerzbank AG	17,723	195
Continental AG	18,383	1,369
Covestro AG	21,637	1,152
Deutsche Telekom AG	6,000	129
DHL Group	1,746	82
Gerresheimer AG	321	42
Hannover Rueck SE	151	32
Mercedes-Benz Group AG	1,927	141
Rheinmetall AG	485	132
SAP SE	3,083	431
Scout24 SE	5,348	369
Telefonica Deutschland Holding AG	4,643	9
		5,271

Greece — 0.3%
Alpha Services and Holdings SA *	52,713	89
Fourlis Holdings SA	20,524	103
Mytilineos SA	5,212	212
Profile Systems & Software SA	16,000	83
Sarantis SA	21,684	182
		669

Hong Kong — 0.9%
AIA Group Ltd	29,600	269
SSY Group Ltd	104,000	55
Sun Hung Kai Properties Ltd	5,000	56
Swire Pacific Ltd, Cl A	125,000	1,031
VTech Holdings Ltd	154,300	943
		2,354

Hungary — 0.9%
Magyar Telekom Telecommunications PLC	214,881	286
MOL Hungarian Oil & Gas PLC	39,613	300
OTP Bank Nyrt	14,698	600
Richter Gedeon Nyrt	41,546	1,043
		2,229

India — 2.0%
Asian Paints Ltd	439	17
Bank of Baroda	25,336	57
Bharat Electronics Ltd	18,619	30
Birlasoft Ltd	10,669	66
Canara Bank	34,547	134
CG Power & Industrial Solutions Ltd	14,937	77
Cholamandalam Investment and Finance Co Ltd	32,896	446
Cummins India Ltd	2,902	60
HDFC Bank Ltd	850	16
HDFC Bank Ltd ADR	7,815	487

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ICICI Bank Ltd	4,085	$47
Indian Oil Corp Ltd	212,497	229
IndusInd Bank Ltd	2,363	39
InterGlobe Aviation Ltd *	7,317	215
ITC Ltd	48,453	257
Jagran Prakashan Ltd *	5,060	7
Jindal Steel & Power Ltd	16,753	139
JSW Steel Ltd	4,088	38
Karur Vysya Bank Ltd/The	20,668	30
Kotak Mahindra Bank Ltd	1,061	23
LIC Housing Finance Ltd	37,747	193
Mahindra & Mahindra Ltd	10,702	204
Narayana Hrudayalaya Ltd	4,949	62
Nestle India Ltd	827	220
NHPC Ltd	105,600	64
Oil & Natural Gas Corp Ltd	54,269	114
Oil India Ltd	37,200	123
Power Finance Corp Ltd *	100,793	317
REC Ltd	109,363	315
Reliance Industries Ltd	1,401	41
State Bank of India	7,330	50
Sun Pharmaceutical Industries Ltd	4,125	55
Tata Consultancy Services Ltd	5,808	236
Tata Motors Ltd	43,846	318
TVS Motor Co Ltd	3,210	55
Ujjivan Small Finance Bank Ltd	231,103	137
Varun Beverages Ltd	11,810	128
		5,046

Indonesia — 0.1%
Amman Mineral Internasional PT *	63,800	19
Bank Central Asia Tbk PT	16,100	9
Bank Mandiri Persero Tbk PT	695,600	275
Matahari Department Store Tbk PT	109,624	19
Sumber Alfaria Trijaya Tbk PT	292,608	56
		378

Ireland — 0.3%
AIB Group PLC	159,554	728
Bank of Ireland Group PLC	15,527	155
		883

Israel — 0.1%
Check Point Software Technologies Ltd *	2,677	360

Italy — 0.2%
Assicurazioni Generali SpA	637	13
BFF Bank SpA	3,681	40
Coca-Cola HBC AG	4,236	122
Intesa Sanpaolo SpA	5,387	14
Mediobanca Banca di Credito Finanziario SpA	4,007	52
Snam SpA	3,202	17
Terna - Rete Elettrica Nazionale	1,119	9
UniCredit SpA	1,784	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UnipolSai Assicurazioni SpA	34,200	$87
		398

Japan — 2.5%
Advantest Corp	2,900	365
AEON REIT Investment Corp ‡	70	71
Allegro MicroSystems Inc *	1,490	57
Astellas Pharma Inc	700	11
Brother Industries Ltd	59,600	1,010
Canon Inc	7,100	175
Capcom Co Ltd	300	13
Daiwabo Holdings Co Ltd	2,069	42
DCM Holdings Co Ltd	2,900	24
FUJIFILM Holdings Corp	4,039	239
Honda Motor Co Ltd	7,200	232
Hoya Corp	2,800	311
ITOCHU Corp	1,000	37
Itochu Enex Co Ltd	13,300	135
Japan Tobacco Inc	6,666	146
JFE Holdings Inc	1,200	19
KDDI Corp	1,900	56
K's Holdings Corp	7,900	73
Lawson Inc	1,107	53
Macnica Holdings Inc	658	31
Marubeni Corp	3,800	62
MIRAIT ONE corp	8,300	110
Mitsubishi Corp	400	20
Mitsui & Co Ltd	3,368	126
Mizuho Financial Group Inc	12,300	204
Nikon Corp	90,700	981
Nippon Telegraph & Telephone Corp	117,500	136
Nissin Foods Holdings Co Ltd	1,327	116
NTT Data Group Corp	2,951	40
Otsuka Corp	2,874	128
Panasonic Holdings Corp	1,700	20
Pigeon Corp	5,200	60
Rohto Pharmaceutical Co Ltd	3,478	91
Sanrio Co Ltd	1,376	72
Senko Group Holdings Co Ltd	12,300	86
Shimano Inc	1,000	147
SMS Co Ltd	9,800	189
Sumitomo Corp	900	18
Takeda Pharmaceutical Co Ltd	300	9
Toei Animation Co Ltd	2,200	186
Tokyo Electron Ltd	537	79
Toyo Suisan Kaisha Ltd	1,598	66
Toyota Tsusho Corp	400	24
Yakult Honsha Co Ltd	3,226	169
Yamaha Motor Co Ltd	3,906	101
		6,340

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	38,076	571
Kaspi.KZ JSC GDR	7,612	775

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NAC Kazatomprom JSC GDR	8,643	$267
		1,613

Luxembourg — 0.4%
SES SA, Cl A	145,239	1,059

Malaysia — 0.1%
Gamuda Bhd	44,752	43
KPJ Healthcare Bhd	122,000	31
RHB Bank Bhd	82,700	100
YTL Power International Bhd	63,200	29
		203

Mexico — 0.5%
Alsea SAB de CV *	38,082	136
Arca Continental SAB de CV	7,008	69
Coca-Cola Femsa SAB de CV	9,277	80
Grupo Bimbo SAB de CV, Ser A	35,054	175
Grupo Financiero Banorte SAB de CV, Cl O	27,800	239
Kimberly-Clark de Mexico SAB de CV, Cl A	52,400	120
Ternium SA ADR	12,500	522
Wal-Mart de Mexico SAB de CV	8,600	34
		1,375

Netherlands — 1.8%
ABN AMRO Bank NV	9,411	139
Aegon NV	3,602	19
ASML Holding NV	881	581
Koninklijke Ahold Delhaize NV	8,452	277
Koninklijke Philips NV *	58,089	1,311
NN Group NV	2,200	85
Shell PLC	46,069	1,426
Universal Music Group NV	12,578	312
Wolters Kluwer NV	3,394	410
		4,560

Norway — 0.2%
Austevoll Seafood ASA	6,400	46
AutoStore Holdings Ltd *	60,544	104
Gjensidige Forsikring ASA	11,178	174
Orkla ASA	18,487	141
		465

Philippines — 0.1%
Aboitiz Power Corp	34,400	22
Bloomberry Resorts Corp *	199,900	39
DMCI Holdings Inc	438,600	75
Megaworld Corp	379,945	13
		149

Poland — 1.4%
Amica SA *	5,355	105
Bank Handlowy w Warszawie SA	9,891	208
Bank Polska Kasa Opieki SA	16,529	433
Benefit Systems SA *	468	193
CAPITEA SA *	158,863	–

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ComArch SA	2,742	$96
Eurocash SA	3,503	14
Grupa Kety SA	2,431	379
Inter Cars SA	1,738	244
Jastrzebska Spolka Weglowa SA *	17,122	150
LPP SA	105	354
ORLEN SA	6,913	106
Powszechna Kasa Oszczednosci Bank Polski SA *	49,671	450
Powszechny Zaklad Ubezpieczen SA	42,522	426
Tauron Polska Energia SA *	145,468	151
Toya SA	73,963	113
VRG SA *	95,776	82
Wirtualna Polska Holding SA	3,900	99
		3,603

Portugal — 0.1%
Jeronimo Martins SGPS SA	5,934	151
REN - Redes Energeticas Nacionais SGPS SA	28,700	79
		230

Romania — 0.6%
Banca Transilvania SA *	51,239	236
BRD-Groupe Societe Generale SA	77,937	251
OMV Petrom SA	3,657,243	428
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA *	11,597	288
Societatea Nationala de Gaze Naturale ROMGAZ SA	12,275	109
Sphera Franchise Group SA	35,121	152
		1,464

Russia — 0.0%
Detsky Mir PJSC	101,061	–
Evraz PLC *	21,791	22
Gazprom Neft PJSC	7,643	–
Gazprom PJSC (A)	125,045	–
Globaltrans Investment PLC GDR *(A)	27,819	–
HeadHunter Group PLC ADR *(A)	161	–
Inter RAO UES PJSC	2,649,312	–
Magnit PJSC	2,567	–
Magnitogorsk Iron & Steel Works PJSC	26,960	–
MD Medical Group Investments PLC GDR	29,105	–
MMC Norilsk Nickel PJSC (A)	354	–
PhosAgro PJSC GDR *	12,000	–
Rosneft Oil Co PJSC (A)	35,283	–
Sberbank of Russia PJSC	105,050	–
X5 Retail Group NV GDR *	10,491	–
		22

Saudi Arabia — 0.2%
Abdullah Al Othaim Markets Co	11,400	44
Al Babtain Power & Telecommunication Co	6,181	51

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aldrees Petroleum and Transport Services Co	2,426	$88
Saudi Aramco Base Oil Co	1,298	51
Saudi Electricity Co	13,999	77
Saudi National Bank/The	19,685	188
		499

Singapore — 0.2%
Best World International Ltd *	24,994	31
DBS Group Holdings Ltd	3,500	86
Jardine Cycle & Carriage Ltd	5,900	146
Keppel Corp Ltd	1,800	9
Sheng Siong Group Ltd	9,641	11
STMicroelectronics NV	474	23
United Overseas Bank Ltd	5,900	124
		430

Slovenia — 0.2%
Nova Ljubljanska Banka dd GDR	23,774	399

South Africa — 0.7%
AECI Ltd	2,174	12
Barloworld Ltd	12,062	54
Clicks Group Ltd	25,558	369
Old Mutual Ltd	325,070	218
Remgro Ltd	8,083	68
Sappi Ltd	74,274	157
Tiger Brands Ltd	113,998	984
		1,862

South Korea — 3.5%
Aekyung Industrial Co Ltd	515	8
AMOREPACIFIC Group	1,658	42
Classys Inc	7,960	234
DB Insurance Co Ltd	1,175	73
Dongkuk Holdings Co Ltd	4,569	41
Doosan Bobcat Inc	7,540	307
Fila Holdings Corp	32,448	930
HD Hyundai Co Ltd	1,157	52
HD Hyundai Construction Equipment Co Ltd	310	17
HYUNDAI Corp	2,310	35
Hyundai Mobis Co Ltd	1,684	294
Hyundai Motor Co	2,344	335
InBody Co Ltd	2,423	48
Industrial Bank of Korea	14,800	120
JYP Entertainment Corp	2,662	226
Kia Corp	5,294	321
Kolmar Korea Co Ltd	349	15
Korea Gas Corp	1,620	31
KT Corp	3,800	95
KT&G Corp	18,823	1,238
LG Corp	15,777	980
LG H&H Co Ltd	2,767	972
Nexteel Co Ltd *	996	8
OCI Holdings Co Ltd	3,885	271

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orion Corp/Republic of Korea	624	$57
POSCO Future M Co Ltd	570	194
Samsung Electronics Co Ltd	34,486	1,745
Samsung Fire & Marine Insurance Co Ltd	774	144
Seoyon Co Ltd	5,982	35
SK Hynix Inc	93	9
SK Telecom Co Ltd	2,200	80
		8,957

Spain — 0.3%
AmRest Holdings SE *	20,616	137
Endesa SA	3,600	75
Industria de Diseno Textil SA	10,173	391
Viscofan SA	573	37
		640

Sweden — 0.3%
AddTech AB, Cl B	6,831	115
Assa Abloy AB, Cl B	14,849	335
Hexagon AB, Cl B	28,383	254
Munters Group AB	3,397	42
Saab AB, Cl B	1,346	71
		817

Switzerland — 0.8%
Accelleron Industries AG	1,968	53
Cie Financiere Richemont SA, Cl A	1,242	177
Kuehne + Nagel International AG	98	29
Novartis AG	2,786	282
Partners Group Holding AG	480	519
Swatch Group AG/The, Cl B	3,022	851
Wizz Air Holdings Plc *	2,680	77
		1,988

Taiwan — 2.0%
Advantech Co Ltd	1	–
Arcadyan Technology Corp	44,000	205
Asustek Computer Inc	1,000	13
AUO Corp	322,000	180
Chicony Electronics Co Ltd	39,000	127
Chunghwa Telecom Co Ltd	26,600	97
Compal Electronics Inc	142,000	142
Darfon Electronics Corp	9,000	12
D-Link Corp	62,000	49
Ennoconn Corp	6,000	49
Evergreen Marine Corp Taiwan Ltd	68,800	230
Gemtek Technology Corp	93,000	109
Giantplus Technology Co Ltd	28,000	12
Gigabyte Technology Co Ltd	8,582	92
Global Unichip Corp	1,502	69
Hon Hai Precision Industry Co Ltd	38,000	127
IEI Integration Corp	3,000	8
Innolux Corp, Cl A	644,900	293
Intai Technology Corp	18,018	67
Lite-On Technology Corp	38,896	167

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novatek Microelectronics Corp	38,297	$480
Pacific Hospital Supply Co Ltd	6,000	15
Pou Chen Corp	79,000	71
Quanta Computer Inc	83,108	662
Taiwan Cooperative Financial Holding Co Ltd	128,669	106
Taiwan Semiconductor Manufacturing Co Ltd	41,999	724
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,406	506
Universal Vision Biotechnology Co Ltd	12,098	127
Wistron Corp	60,184	221
Wiwynn Corp *	3,000	147
		5,107

Thailand — 0.1%
Bangkok Bank PCL	26,500	128
Bumrungrad Hospital PCL	7,169	53
Kiatnakin Phatra Bank PCL	46,300	80
		261

Turkey — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,548	39
Aselsan Elektronik Sanayi Ve Ticaret AS	36,838	53
BIM Birlesik Magazalar AS	7,321	69
Haci Omer Sabanci Holding AS	26,883	60
KOC Holding AS	38,594	205
Koza Altin Isletmeleri AS	24,528	26
Mavi Giyim Sanayi Ve Ticaret AS, Cl B	89,408	361
Sok Marketler Ticaret AS	109,818	256
Turk Hava Yollari AO *	11,710	108
Turkcell Iletisim Hizmetleri AS	18,483	39
Turkiye Is Bankasi AS, Cl C	101,413	80
Turkiye Sise ve Cam Fabrikalari AS	4,145	8
Yapi ve Kredi Bankasi AS	76,669	46
		1,350

United Arab Emirates — 0.1%
Emirates NBD Bank PJSC	52,142	232

United Kingdom — 4.4%
3i Group PLC	1,946	49
Allfunds Group Plc	13,413	80
Aviva PLC	183,273	871
BAE Systems PLC	8,741	112
Barclays PLC	555,228	1,037
Beazley PLC	15,320	106
BP PLC	203,754	1,259
British American Tobacco PLC	2,200	73
Cranswick PLC	1,410	60
Dechra Pharmaceuticals PLC	5,291	255
Diageo PLC	9,036	371
Diploma PLC	3,405	135
Imperial Brands PLC	54,517	1,236
Indivior PLC *	2,003	46

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intermediate Capital Group PLC	3,165	$54
Intertek Group PLC	4,818	253
ITV PLC	1,073,615	963
London Stock Exchange Group PLC	3,327	345
M&G PLC	4,020	10
Marks & Spencer Group PLC *	50,496	145
Pepco Group NV *	26,940	212
RELX PLC	18,779	613
Sage Group PLC/The	3,393	42
Serco Group PLC	32	–
Smiths Group PLC	449	9
SSE PLC	852	18
Standard Chartered PLC	131,923	1,190
TechnipFMC PLC	5,547	106
Tesco PLC	31,538	106
Unilever PLC	8,106	415
WPP PLC	107,912	1,047
		11,218

United States — 53.0%
AAON Inc	1,583	100
Accenture PLC, Cl A	1,577	511
Adobe Inc *	2,084	1,166
Advance Auto Parts Inc	5,500	379
Aflac Inc	4,699	350
Air Products and Chemicals Inc	62	18
Allison Transmission Holdings Inc	2,500	151
Allstate Corp/The	13,600	1,466
Ally Financial Inc	47,200	1,307
Alpha Metallurgical Resources Inc	3,070	623
Alphabet Inc, Cl A *	22,162	3,018
Altria Group Inc	1,500	66
Amdocs Ltd	2,500	223
Ameren Corp	136	11
American Financial Group Inc/OH	500	58
American International Group Inc	11,100	650
Ameriprise Financial Inc	26	9
Amgen Inc	800	205
Analog Devices Inc	7,105	1,292
Aon PLC, Cl A	2,024	675
Apple Inc	11,063	2,078
Applied Materials Inc	154	24
Arch Capital Group Ltd *	561	43
Archer-Daniels-Midland Co	2,600	206
Arista Networks Inc *	2,070	404
Arrow Electronics Inc *	4,310	575
Arthur J Gallagher & Co	258	59
AT&T Inc	104,600	1,547
Atkore Inc *	1,098	169
AutoZone Inc *	1,312	3,321
Avnet Inc	14,530	737
Axcelis Technologies Inc *	660	127
Axon Enterprise Inc *	1,625	346

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Badger Meter Inc	733	$122
Becton Dickinson & Co	4,398	1,229
Belden Inc	1,179	111
Berkshire Hathaway Inc, Cl B *	405	146
Berry Global Group Inc	1,400	91
Biogen Inc *	94	25
BlueLinx Holdings Inc *	2,190	195
Bristol-Myers Squibb Co	5,200	321
Broadcom Inc	549	507
Broadridge Financial Solutions Inc	208	39
BRP Inc	3,660	280
Builders FirstSource Inc *	3,698	536
Cadence Design Systems Inc *	2,334	561
Cardinal Health Inc	502	44
Carrier Global Corp	21,117	1,213
Caterpillar Inc	53	15
Cboe Global Markets Inc	111	17
Cencora Inc	9,364	1,648
Ceridian HCM Holding Inc *	3,811	276
Chevron Corp	9,900	1,595
Chubb Ltd	81	16
Cigna Group/The	180	50
Cintas Corp	507	256
Cisco Systems Inc	4,400	252
Citigroup Inc	24,500	1,012
Cleveland-Cliffs Inc *	38,920	595
Clorox Co/The	295	46
CME Group Inc, Cl A	6,396	1,296
Cognizant Technology Solutions Corp, Cl A	1,200	86
Colgate-Palmolive Co	7,648	562
Comcast Corp, Cl A	7,300	341
Conagra Brands Inc	4,300	128
CRH PLC *	252	15
Crocs Inc *	669	65
CSG Systems International Inc	2,200	119
Cummins Inc	600	138
CVS Health Corp	23,100	1,505
Dana Inc	25,240	407
Dell Technologies Inc, Cl C	2,600	146
Designer Brands Inc, Cl A	33,560	353
Dick's Sporting Goods Inc	1,350	157
Dollar Tree Inc *	10,100	1,236
Dow Inc	28,400	1,550
DR Horton Inc	8,569	1,020
DXC Technology Co *	15,061	312
Eagle Materials Inc	962	182
eBay Inc	1,400	63
Edison International	1,329	92
Elevance Health Inc	161	71
elf Beauty Inc *	1,209	168
Eli Lilly & Co	73	40
Employers Holdings Inc	2,200	86

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enova International Inc *	599	$30
Entergy Corp	970	92
Equitable Holdings Inc	60,700	1,748
Everest Group Ltd	287	104
Evergy Inc	1,737	95
Exelon Corp	598	24
Extreme Networks Inc *	3,164	87
Exxon Mobil Corp	2,400	267
FactSet Research Systems Inc	2,453	1,071
FedEx Corp	4,800	1,253
Fidelity National Information Services Inc	20,200	1,128
Flex Ltd *	10,254	283
Foot Locker Inc	20,020	393
Ford Motor Co	5,900	72
Fortive Corp	166	13
Fox Corp	2,500	83
Frontier Group Holdings Inc *	36,140	227
Gartner Inc *	410	143
General Electric Co	2,330	267
General Mills Inc	3,823	259
General Motors Co	9,710	325
Genuine Parts Co	2,297	353
G-III Apparel Group Ltd *	20,490	407
Gilead Sciences Inc	12,943	990
Goldman Sachs Group Inc/The	92	30
Goodyear Tire & Rubber Co/The *	31,260	404
Graco Inc	14,512	1,146
Green Brick Partners Inc *	743	37
GSK PLC	65,532	1,153
Hamilton Lane Inc, Cl A	737	68
Harley-Davidson Inc	27,595	931
Hartford Financial Services Group Inc/The	2,900	208
Hawaiian Holdings Inc *	30,070	258
Hershey Co/The	2,432	523
HF Sinclair Corp	12,120	668
Hims & Hers Health Inc *	3,512	24
Houlihan Lokey Inc, Cl A	379	40
Hubbell Inc, Cl B	1,366	445
HubSpot Inc *	1,283	701
Humana Inc	274	126
Intel Corp	76,724	2,696
Inter Parfums Inc	414	58
International Business Machines Corp	13,700	2,012
Intuit Inc	78	42
Iron Mountain Inc ‡	1,515	96
J M Smucker Co/The	661	96
Jabil Inc	3,601	412
Jazz Pharmaceuticals PLC *	600	86
JELD-WEN Holding Inc *	44,770	675
Johnson & Johnson	11,845	1,915
KB Home	1,934	98
Kellogg Co	2,700	165

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kinsale Capital Group Inc	544	$217
KLA Corp	94	47
Kraft Heinz Co/The	3,700	122
Kroger Co/The	12,012	557
Kyndryl Holdings Inc *	72,483	1,224
Lamb Weston Holdings Inc	2,258	220
Lantheus Holdings Inc *	1,286	88
Las Vegas Sands Corp	20,500	1,125
Legend Biotech Corp ADR *	2,172	151
Liberty Energy Inc, Cl A	35,020	559
Linde PLC	4,688	1,814
Lockheed Martin Corp	400	179
Loews Corp	177	11
Lowe's Cos Inc	7,583	1,748
M/I Homes Inc *	8,340	819
Macy's Inc	17,570	215
Manhattan Associates Inc *	1,586	321
Marathon Petroleum Corp	300	43
Marsh & McLennan Cos Inc	487	95
Mastercard Inc, Cl A	5,465	2,255
McKesson Corp	2,165	893
Medpace Holdings Inc *	639	173
Merck & Co Inc	16,700	1,820
Meritage Homes Corp	920	128
Meta Platforms Inc, Cl A *	3,191	944
Mettler-Toledo International Inc *	819	994
Microsoft Corp	12,968	4,250
Middleby Corp/The *	6,843	996
Molina Healthcare Inc *	29	9
Mondelez International Inc, Cl A	8,428	601
Moody's Corp	7,331	2,469
Morgan Stanley	859	73
MSC Industrial Direct Co Inc, Cl A	700	71
MSCI Inc, Cl A	2,504	1,361
Murphy Oil Corp	18,600	844
Murphy USA Inc	593	188
MYR Group Inc *	283	40
National Fuel Gas Co	29,500	1,585
NewMarket Corp	242	114
NIKE Inc, Cl B	8,778	893
NiSource Inc	1,736	46
Nucor Corp	430	74
nVent Electric PLC	2,189	124
NVIDIA Corp	3,085	1,523
Oaktree Specialty Lending Corp	6,000	120
ON Semiconductor Corp *	770	76
Oracle Corp	16,867	2,031
O'Reilly Automotive Inc *	1,050	987
Organon & Co	690	15
Oshkosh Corp	9,600	997
OSI Systems Inc *	1,200	164
Otis Worldwide Corp	13,087	1,120

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp	1,700	$140
Owens Corning	2,469	355
Par Pacific Holdings Inc *	23,590	810
Parker-Hannifin Corp	1,291	538
Patterson Cos Inc	2,457	74
Paychex Inc	2,972	363
Paylocity Holding Corp *	448	90
PBF Energy Inc, Cl A	17,320	812
Penumbra Inc *	840	222
PepsiCo Inc	8,689	1,546
Pfizer Inc	4,900	173
Philip Morris International Inc	16,900	1,623
Prestige Consumer Healthcare Inc *	790	46
ProPetro Holding Corp *	51,120	493
Public Service Enterprise Group Inc	375	23
PulteGroup Inc	3,174	260
PVH Corp	5,950	497
Quest Diagnostics Inc	1,344	177
Rambus Inc *	2,846	161
Regency Centers Corp ‡	236	15
Reliance Steel & Aluminum Co	1,542	439
Rollins Inc	375	15
Ryerson Holding Corp	10,880	339
Sanofi	1,300	139
Schlumberger NV	6,722	396
Sealed Air Corp	900	33
Sensata Technologies Holding PLC	9,600	361
Sherwin-Williams Co/The	4,863	1,321
Signify NV	39,892	1,132
Silgan Holdings Inc	2,200	99
Skechers USA Inc, Cl A *	2,777	140
Snap-on Inc	181	49
Sonoco Products Co	1,500	86
Sportsman's Warehouse Holdings Inc *	41,350	199
Stellantis NV	26,286	488
Super Micro Computer Inc *	796	219
Swiss Re AG	237	23
Synchrony Financial	295	10
Synopsys Inc *	42	19
Tapestry Inc	33,200	1,106
Titan Cement International SA	2,477	49
TJX Cos Inc/The	17,863	1,652
Towne Bank/Portsmouth VA	2,150	51
Trane Technologies PLC	2,378	488
Transocean Ltd *	13,312	109
Tri Pointe Homes Inc *	2,555	79
Trinseo PLC	25,630	270
Tyson Foods Inc, Cl A	28,000	1,492
UGI Corp	2,400	60
United Natural Foods Inc *	14,550	293
United States Steel Corp	19,460	605
United Therapeutics Corp *	7,150	1,604

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UnitedHealth Group Inc	4,909	$2,340
Unum Group	3,312	163
Urban Outfitters Inc *	1,515	50
Verizon Communications Inc	6,300	220
Victoria's Secret & Co *	9,860	189
Walmart Inc	970	158
Warner Bros Discovery Inc *	52,700	692
Weatherford International PLC *	439	39
Wells Fargo & Co	33,300	1,375
Western Union Co/The	84,448	1,043
Whirlpool Corp	800	112
WW Grainger Inc	46	33
		133,807

Vietnam — 0.0%
Vietnam Maritime Commercial JSB *	9,600	6

Total Common Stock
(Cost $201,701) ($ Thousands)		233,533

PREFERRED STOCK — 1.2%
Brazil — 0.2%
Metalurgica Gerdau SA (B)	119,400	282
Petroleo Brasileiro SA (B)	14,000	90
		372

Germany — 1.0%
Bayerische Motoren Werke AG, 6.320%	224	22
Henkel AG & Co KGaA (B)	17,563	1,348
Sartorius AG (B)	532	218
Volkswagen AG (B)	8,404	1,031
		2,619

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Russia — 0.0%
Sberbank of Russia PJSC (B)	147,000	$–

South Korea — 0.0%
Samsung Electronics Co Ltd (B)	263	11

Total Preferred Stock
(Cost $3,610) ($ Thousands)		3,002

	Number of Warrants
WARRANTS — 0.0%
Thailand — 0.0%
Kiatnakin Phatra Bank PCL, Expires 01/03/2027 *	3,858	–
Kiatnakin Phatra Bank PCL, Expires 01/02/2025 *	3,858	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	3,092,097	3,092

Total Cash Equivalent
(Cost $3,092) ($ Thousands)		3,092

Total Investments in Securities — 94.8%
(Cost $208,403) ($ Thousands)		$239,627

A list of open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	87	Sep-2023	$4,232	$4,073	$(109)
FTSE 100 Index	13	Sep-2023	1,273	1,229	(29)
Hang Seng Index	2	Sep-2023	235	233	(2)
MSCI Singapore Index	6	Sep-2023	124	126	2
OMX Stockholm 30	18	Sep-2023	363	360	1
S&P 500 Index E-MINI	124	Sep-2023	28,216	27,999	(217)
S&P TSX 60 Index	6	Sep-2023	1,079	1,079	16
SPI 200 Index	6	Sep-2023	722	707	17
TOPIX Index	12	Sep-2023	1,906	1,921	50
			38,150	37,727	(271)
Short Contracts
MSCI Emerging Markets	(565)	Sep-2023	$(28,967)	$(27,665)	$1,302
			$9,183	$10,062	$1,031

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/18/23	CAD	5,016	USD	3,719	$11
Barclays PLC	09/18/23	USD	7,398	CAD	9,979	(21)
Barclays PLC	09/18/23	SEK	11,889	USD	1,098	12
Barclays PLC	09/18/23	HKD	17,368	USD	2,220	4
Barclays PLC	09/19/23	USD	14,034	JPY	2,033,574	(34)
Barclays PLC	09/19/23	JPY	1,018,972	USD	7,031	15
BNP Paribas	09/18/23	USD	1,525	HKD	11,932	(3)
BNP Paribas	09/18/23	USD	2,085	SEK	22,573	(22)
BNP Paribas	09/18/23	DKK	16,994	USD	2,495	18
Brown Brothers Harriman	09/18/23	USD	2	NZD	4	—
Brown Brothers Harriman	09/18/23	USD	1	NZD	2	—
Brown Brothers Harriman	09/18/23	NZD	7	USD	4	—
Brown Brothers Harriman	09/18/23	USD	12	NOK	125	—
Brown Brothers Harriman	09/18/23	USD	9	NOK	97	—
Brown Brothers Harriman	09/18/23	USD	27	SGD	37	—
Brown Brothers Harriman	09/18/23	USD	10	SGD	13	—
Brown Brothers Harriman	09/18/23	SGD	4	USD	3	—
Brown Brothers Harriman	09/18/23	SGD	52	USD	38	—
Brown Brothers Harriman	09/18/23	USD	56	SEK	613	—
Brown Brothers Harriman	09/18/23	USD	33	SEK	359	—
Brown Brothers Harriman	09/18/23	USD	36	HKD	285	—
Brown Brothers Harriman	09/18/23	USD	68	HKD	530	—
Brown Brothers Harriman	09/18/23	USD	49	DKK	335	—
Brown Brothers Harriman	09/18/23	USD	78	DKK	530	—
Brown Brothers Harriman	09/18/23	USD	143	AUD	222	1
Brown Brothers Harriman	09/18/23	USD	51	AUD	79	—
Brown Brothers Harriman	09/18/23	USD	44	CHF	39	—
Brown Brothers Harriman	09/18/23	USD	227	CHF	199	(1)
Brown Brothers Harriman	09/18/23	NOK	103	USD	10	—
Brown Brothers Harriman	09/18/23	NOK	195	USD	18	—
Brown Brothers Harriman	09/18/23	CHF	221	USD	252	1
Brown Brothers Harriman	09/18/23	CHF	81	USD	92	—
Brown Brothers Harriman	09/18/23	USD	197	CAD	267	1
Brown Brothers Harriman	09/18/23	USD	122	CAD	165	—
Brown Brothers Harriman	09/18/23	AUD	7	USD	4	—
Brown Brothers Harriman	09/18/23	AUD	353	USD	227	(2)
Brown Brothers Harriman	09/18/23	CAD	220	USD	163	—
Brown Brothers Harriman	09/18/23	CAD	307	USD	226	(1)
Brown Brothers Harriman	09/18/23	USD	187	GBP	149	1
Brown Brothers Harriman	09/18/23	USD	456	GBP	358	(2)
Brown Brothers Harriman	09/18/23	GBP	391	USD	497	1
Brown Brothers Harriman	09/18/23	GBP	264	USD	332	(2)
Brown Brothers Harriman	09/18/23	HKD	655	USD	84	—
Brown Brothers Harriman	09/18/23	HKD	344	USD	44	—
Brown Brothers Harriman	09/18/23	DKK	491	USD	72	—
Brown Brothers Harriman	09/18/23	DKK	669	USD	97	—
Brown Brothers Harriman	09/18/23	SEK	487	USD	45	—

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

World Select Equity Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/18/23	SEK	770	USD	70	$—
Brown Brothers Harriman	09/18/23	USD	535	EUR	494	1
Brown Brothers Harriman	09/18/23	USD	768	EUR	704	(3)
Brown Brothers Harriman	09/18/23	EUR	709	USD	772	2
Brown Brothers Harriman	09/18/23	EUR	868	USD	941	(2)
Brown Brothers Harriman	09/19/23	USD	358	JPY	52,133	1
Brown Brothers Harriman	09/19/23	USD	343	JPY	49,617	(1)
Brown Brothers Harriman	09/19/23	JPY	57,236	USD	395	1
Brown Brothers Harriman	09/19/23	JPY	58,295	USD	400	(1)
Standard Chartered	09/18/23	SGD	574	USD	423	(2)
Standard Chartered	09/18/23	USD	890	SGD	1,207	4
Standard Chartered	09/18/23	USD	1,881	DKK	12,815	(14)
Standard Chartered	09/18/23	AUD	3,086	USD	1,996	(3)
Standard Chartered	09/18/23	NOK	3,944	USD	376	5
Standard Chartered	09/18/23	USD	9,153	GBP	7,183	(51)
Standard Chartered	09/18/23	GBP	10,661	USD	13,583	75
Westpac Banking	09/18/23	USD	127	NZD	213	—
Westpac Banking	09/18/23	USD	407	NOK	4,268	(5)
Westpac Banking	09/18/23	CHF	2,514	USD	2,872	22
Westpac Banking	09/18/23	USD	4,729	AUD	7,312	8
Westpac Banking	09/18/23	USD	6,280	CHF	5,499	(44)
Westpac Banking	09/18/23	EUR	22,125	USD	24,185	159
Westpac Banking	09/18/23	USD	22,373	EUR	20,467	(147)
						$(18)

Percentages are based on Net Assets of $252,645 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,664	$16,650	$(16,222)	$—	$—	$3,092	$40	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%
Argentina — 0.3%
Corp America Airports SA *	135,260	$1,903
Loma Negra Cia Industrial Argentina SA ADR	160,349	1,069
YPF SA ADR *	20,330	294
		3,266

Australia — 0.1%
SolGold PLC *	6,774,749	1,288

Bangladesh — 0.2%
BRAC Bank Ltd	5,064,606	1,660

Belgium — 0.1%
Cenergy Holdings SA	145,864	1,119

Brazil — 4.8%
Ambev SA	424,100	1,184
Arcos Dorados Holdings Inc, Cl A	161,659	1,595
B3 SA - Brasil Bolsa Balcao	148,800	389
Banco do Brasil SA	706,354	6,764
BrasilAgro - Co Brasileira de Propriedades Agricolas	14,400	69
Cia de Saneamento de Minas Gerais Copasa MG	64,000	230
CPFL Energia SA	373,400	2,586
Cyrela Brazil Realty SA Empreendimentos e Participacoes	195,200	885
Dexco SA	1,021,600	1,653
Gerdau SA ADR	230,690	1,202
GPS Participacoes e Empreendimentos SA	387,900	1,438
Itau Unibanco Holding SA ADR	1,257,092	6,914
Localiza Rent a Car SA	89,700	1,147
Locaweb Servicos de Internet SA	686,600	985
Lojas Renner SA	396,500	1,289
MercadoLibre Inc *	340	466
Minerva SA/Brazil	70,900	121
NU Holdings Ltd/Cayman Islands, Cl A *	390,631	2,676
Pagseguro Digital Ltd, Cl A *	84,477	759
Petroleo Brasileiro SA ADR, Cl A	434,904	5,628
Porto Seguro SA	179,100	945
Santos Brasil Participacoes SA	487,000	842
Sendas Distribuidora S/A	1,289,700	3,019
SLC Agricola SA	45,448	371
TIM SA/Brazil	612,600	1,792
Vale SA	161,700	2,135
		47,084

Burkina Faso — 0.1%
Endeavour Mining PLC	65,686	1,343

Canada — 0.6%
Capstone Copper Corp *	255,529	1,188
Ivanhoe Mines Ltd, Cl A *	325,810	2,895
Pan American Silver Corp	86,097	1,425

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Parex Resources Inc	26,539	$501
		6,009

Chile — 0.9%
Banco Santander Chile ADR	122,119	2,336
Cencosud SA	694,165	1,479
Enel Chile SA	24,138,404	1,619
Parque Arauco SA	2,441,221	3,605
		9,039

China — 19.0%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A *	1,231,200	4,168
Agricultural Bank of China Ltd, Cl H	13,468,000	4,620
Airtac International Group	75,719	2,187
Alibaba Group Holding Ltd *	1,297,500	14,925
Alibaba Group Holding Ltd ADR *	31,195	2,898
Anhui Conch Cement Co Ltd, Cl H	72,500	202
Autohome Inc ADR	16,519	477
Baidu Inc ADR *	13,303	1,900
Bank of China Ltd, Cl H	9,051,500	3,070
Bank of Communications Co Ltd, Cl H	2,718,100	1,556
Beijing Enterprises Holdings Ltd	650,500	2,439
Bosideng International Holdings Ltd	2,952,000	1,159
BYD Co Ltd, Cl H	27,500	862
China CITIC Bank Corp Ltd, Cl H	830,000	369
China Coal Energy Co Ltd, Cl H	734,000	501
China Communications Services Corp Ltd, Cl H	4,656,000	2,096
China Construction Bank Corp, Cl H	11,298,000	6,051
China Everbright Bank Co Ltd, Cl H	3,596,500	1,037
China Galaxy Securities Co Ltd, Cl H	894,000	481
China Lesso Group Holdings Ltd	840,000	463
China Medical System Holdings Ltd	1,769,000	2,554
China National Building Material Co Ltd, Cl H	508,000	258
China Overseas Grand Oceans Group Ltd	3,268,000	1,284
China Overseas Property Holdings Ltd	1,595,000	1,906
China Petroleum & Chemical Corp, Cl H	3,006,000	1,760
China Railway Group Ltd, Cl H	1,816,000	961
China Resources Land Ltd	2,158,000	9,123
China Resources Pharmaceutical Group Ltd	361,000	241
China State Construction Engineering Corp Ltd, Cl A	325,400	251
Chongqing Brewery Co Ltd, Cl A	141,400	1,772
Circuit Fabology Microelectronics Equipment Co Ltd, Cl A *	100,886	978
CITIC Ltd	922,000	916
CMOC Group Ltd, Cl A	1,167,000	917
Contemporary Amperex Technology Co Ltd, Cl A	7,056	229
COSCO SHIPPING Holdings Co Ltd, Cl H *	1,006,550	1,033
Daqin Railway Co Ltd, Cl A	251,245	246
Daqo New Energy Corp ADR *	22,811	843

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dongfeng Motor Group Co Ltd, Cl H	2,910,000	$1,069
Eastroc Beverage Group Co Ltd, Cl A	57,700	1,554
FinVolution Group ADR	51,391	258
Ganfeng Lithium Group Co Ltd, Cl A	79,700	518
Great Wall Motor Co Ltd, Cl H	660,500	783
Greentown China Holdings Ltd	83,000	99
Guangzhou Automobile Group Co Ltd, Cl H	3,094,000	1,630
Haidilao International Holding Ltd	718,000	1,955
Haier Smart Home Co Ltd, Cl H	1,633,600	5,052
Hello Group Inc ADR	38,271	330
Hengdian Group DMEGC Magnetics Co Ltd, Cl A	232,595	524
Hisense Home Appliances Group Co Ltd, Cl A	101,799	342
Hubei Jumpcan Pharmaceutical Co Ltd, Cl A	89,900	323
Industrial & Commercial Bank of China Ltd, Cl H	9,194,000	4,221
iQIYI Inc ADR *	804,647	4,055
JD.com Inc, Cl A	57,200	940
Jiangxi Copper Co Ltd, Cl A	465,200	1,206
Kingsemi Co Ltd, Cl A	24,165	483
Kingsoft Corp Ltd	231,200	923
Kunlun Energy Co Ltd	4,164,000	3,048
Kweichow Moutai Co Ltd, Cl A	7,275	1,843
Lenovo Group Ltd	2,532,000	2,864
Li Ning Co Ltd	466,000	2,202
Lufax Holding Ltd ADR	494,481	598
Maoyan Entertainment *	497,400	683
Metallurgical Corp of China Ltd, Cl A	577,200	288
MINISO Group Holding Ltd ADR *	10,400	269
NetEase Inc	321,870	6,723
Offshore Oil Engineering Co Ltd, Cl A	269,200	215
PDD Holdings Inc ADR *	19,423	1,922
PetroChina Co Ltd, Cl H	2,852,000	2,059
PICC Property & Casualty Co Ltd	5,452,000	6,271
Ping An Insurance Group Co of China Ltd, Cl A	468,800	3,137
Ping An Insurance Group Co of China Ltd, Cl H	773,400	4,630
Power Construction Corp of China Ltd, Cl A	435,026	307
Proya Cosmetics Co Ltd, Cl A *	63,748	977
Qifu Technology Inc ADR	29,602	503
Qingdao Haier Biomedical Co Ltd, Cl A	99,162	550
SDIC Capital Co Ltd, Cl A	292,397	294
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	1,177,200	1,171
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	173,100	285
Shangri-La Asia Ltd *	291,407	199
Shenzhen H&T Intelligent Control Co Ltd, Cl A	564,300	1,121
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	15,000	556

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shenzhou International Group Holdings Ltd	376,100	$3,861
Shuangliang Eco-Energy Systems Co Ltd, Cl A *	134,010	187
Sichuan Road and Bridge Group Co Ltd, Cl A	201,900	247
Sinopharm Group Co Ltd, Cl H	155,600	451
Sinotruk Hong Kong Ltd	575,500	1,067
SooChow Securities Co Ltd, Cl A	545,800	613
Sunresin New Materials Co Ltd, Cl A	202,750	1,693
Tencent Holdings Ltd	116,753	4,839
Tencent Music Entertainment Group ADR *	75,484	515
Tongcheng Travel Holdings Ltd *	769,600	1,725
Topsports International Holdings Ltd	3,993,093	3,249
Uni-President China Holdings Ltd	862,000	638
Vipshop Holdings Ltd ADR *	410,795	6,486
Weichai Power Co Ltd, Cl H *	363,000	471
Wuliangye Yibin Co Ltd, Cl A	14,479	310
WuXi AppTec Co Ltd, Cl H	239,044	2,619
Xiamen Faratronic Co Ltd, Cl A	89,100	1,389
Xinyi Solar Holdings Ltd	2,137,000	1,785
Xtep International Holdings Ltd	850,000	842
Yadea Group Holdings Ltd	722,000	1,388
Yum China Holdings Inc	38,300	2,056
Zhejiang Expressway Co Ltd, Cl H	1,156,000	864
Zhejiang Jingsheng Mechanical & Electrical Co Ltd, Cl A	52,100	403
Zhongsheng Group Holdings Ltd	583,000	1,777
ZJLD Group Inc *	978,000	1,091
ZTO Express Cayman Inc ADR	51,424	1,293
		187,572

Colombia — 0.2%
Gran Tierra Energy Inc *	314,423	2,031

Czechia — 0.2%
WAG Payment Solutions PLC *	1,509,678	1,722

Egypt — 0.8%
Commercial International Bank Egypt SAE GDR	2,175,279	2,545
Energean PLC	361,521	5,213
		7,758

Georgia — 0.4%
TBC Bank Group PLC	107,487	3,875

Germany — 0.2%
AIXTRON SE	15,588	594
Krones AG	9,215	999
		1,593

Ghana — 0.1%
Tullow Oil PLC *	2,661,939	1,181

Greece — 1.9%
Alpha Services and Holdings SA *	931,238	1,573

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eurobank Ergasias Services and Holdings SA *	1,896,655	$3,300
Hellenic Telecommunications Organization SA	52,858	792
JUMBO SA	80,972	2,506
Motor Oil Hellas Corinth Refineries SA	19,137	488
Mytilineos SA	30,779	1,251
National Bank of Greece SA *	487,659	3,321
OPAP SA	117,931	1,994
Piraeus Financial Holdings SA *	794,035	2,751
Star Bulk Carriers Corp	32,424	570
		18,546

Hong Kong — 0.8%
AIA Group Ltd	379,240	3,443
Hong Kong Exchanges & Clearing Ltd	42,042	1,630
Melco International Development Ltd *	1,620,000	1,463
Techtronic Industries Co Ltd	124,000	1,225
Vinda International Holdings Ltd	199,000	461
		8,222

Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	377,827	2,860
OTP Bank Nyrt	114,017	4,657
Richter Gedeon Nyrt	150,738	3,782
		11,299

Iceland — 0.3%
Islandsbanki HF	3,752,037	3,367

India — 11.2%
ABB India Ltd	4,125	218
Aster DM Healthcare Ltd *	450,158	1,804
Aurobindo Pharma Ltd	53,948	541
Avalon Technologies Ltd *	142,388	864
Axis Bank Ltd	29,476	347
Bajaj Auto Ltd	10,382	579
Bajaj Finance Ltd	6,256	541
Bank of Baroda	511,539	1,156
Bharat Electronics Ltd	1,006,081	1,619
Brigade Enterprises Ltd	182,601	1,307
CIE Automotive India Ltd	341,721	2,157
Coal India Ltd	241,237	670
Colgate-Palmolive India Ltd	13,397	314
Container Corp Of India Ltd	55,561	451
CreditAccess Grameen Ltd *	139,621	2,387
Divi's Laboratories Ltd	66,252	2,875
Dr Reddy's Laboratories Ltd	9,929	673
EPL Ltd	590,692	1,401
Exide Industries Ltd	769,421	2,480
Federal Bank Ltd	1,216,679	2,116
GAIL India Ltd	435,230	605
Genus Power Infrastructures Ltd	1,086,842	3,395
HCL Technologies Ltd	394,891	5,591
HDFC Bank Ltd	263,341	4,999

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hero MotoCorp Ltd	72,251	$2,545
Hindalco Industries Ltd	5,278	29
ICICI Bank Ltd	260,223	3,014
ICICI Bank Ltd ADR	255,683	5,924
Indian Oil Corp Ltd	496,303	534
Infosys Ltd	138,289	2,398
InterGlobe Aviation Ltd *	3,721	109
ITC Ltd	269,817	1,433
Jyothy Labs Ltd	202,973	854
Kotak Mahindra Bank Ltd	117,575	2,498
KPIT Technologies Ltd	235,792	3,349
Lemon Tree Hotels Ltd *	1,724,738	2,276
Mahindra & Mahindra Ltd	47,026	895
Max Healthcare Institute Ltd *	33,093	236
Mrs Bectors Food Specialities Ltd *	65,607	851
Muthoot Finance Ltd	16,794	256
Narayana Hrudayalaya Ltd	239,141	3,003
Nestle India Ltd	1,498	398
NTPC Ltd	354,331	943
Oil & Natural Gas Corp Ltd	2,972,826	6,254
PB Fintech Ltd *	182,451	1,707
Petronet LNG Ltd	718,782	1,869
Phoenix Mills Ltd/The	160,151	3,482
PNC Infratech Ltd *	486,808	1,952
Power Grid Corp of India Ltd	1,015,273	2,999
REC Ltd	373,164	1,076
Shriram Finance Ltd	149,463	3,481
Sobha Ltd	235,818	1,739
State Bank of India	83,718	568
Tata Consultancy Services Ltd	63,207	2,563
Tata Motors Ltd	96,316	699
Torrent Pharmaceuticals Ltd	50,010	1,113
UPL Ltd	447,792	3,197
VA Tech Wabag Ltd *	287,625	1,718
Varun Beverages Ltd	394,532	4,287
WNS Holdings Ltd ADR *	21,975	1,436
Zomato Ltd *	181,333	214
		110,989

Indonesia — 4.6%
Ace Hardware Indonesia Tbk PT	30,422,100	1,458
Adaro Energy Indonesia Tbk PT	2,255,900	395
Aneka Tambang Tbk	13,384,000	1,749
Astra International Tbk PT	1,222,100	518
Bank Central Asia Tbk PT	4,372,700	2,634
Bank Mandiri Persero Tbk PT	4,817,300	1,906
Bank Rakyat Indonesia Persero Tbk PT	25,622,176	9,337
Cisarua Mountain Dairy PT TBK	10,816,900	2,855
First Pacific Co Ltd	7,750,000	3,301
Indo Tambangraya Megah Tbk PT	110,500	210
Indofood Sukses Makmur Tbk PT	5,790,900	2,700
Indosat Tbk PT	5,156,800	3,251
Jasa Marga Persero Tbk PT	2,367,300	668

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medikaloka Hermina Tbk PT	52,722,900	$4,847
Pakuwon Jati Tbk PT	89,667,684	2,649
Perusahaan Gas Negara Tbk PT	2,562,500	231
Trimegah Bangun Persada Tbk PT	55,861,139	3,429
Ultrajaya Milk Industry & Trading Co Tbk PT	27,622,400	3,292
United Tractors Tbk PT	87,200	149
		45,579

Jordan — 0.3%
Hikma Pharmaceuticals PLC	87,445	2,425

Kazakhstan — 1.6%
Halyk Savings Bank of Kazakhstan JSC GDR	500,399	7,506
Kaspi.KZ JSC GDR	25,243	2,570
NAC Kazatomprom JSC GDR	189,669	5,690
		15,766

Kenya — 0.2%
ARM Cement Ltd *	10	–
Equity Group Holdings PLC/Kenya	8,478,063	2,264
		2,264

Malaysia — 0.2%
Gamuda Bhd	1,363,700	1,324
Malayan Banking Bhd	502,900	987
		2,311

Mexico — 2.9%
Alfa SAB de CV, Cl A	167,500	112
Arca Continental SAB de CV	21,248	210
Coca-Cola Femsa SAB de CV	55,800	480
Coca-Cola Femsa SAB de CV ADR	5,490	465
Controladora Vuela Cia de Aviacion SAB de CV ADR *	159,382	1,594
Corp Inmobiliaria Vesta SAB de CV	664,700	2,490
Fibra Uno Administracion SA de CV ‡	243,000	358
Fomento Economico Mexicano SAB de CV ADR	31,864	3,585
Gruma SAB de CV, Cl B	39,580	667
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	20,100	236
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	92,487	1,713
Grupo Financiero Banorte SAB de CV, Cl O	945,500	8,130
Grupo Mexico SAB de CV, Ser B	298,200	1,444
Grupo Traxion SAB de CV, Cl A *	1,409,396	2,588
Kimberly-Clark de Mexico SAB de CV, Cl A	162,600	371
Promotora y Operadora de Infraestructura SAB de CV	90,530	876
Qualitas Controladora SAB de CV	207,800	1,656
Vista Energy SAB de CV ADR *	16,300	437
Wal-Mart de Mexico SAB de CV	372,590	1,488
		28,900

Netherlands — 0.4%
AMG Critical Materials NV	25,145	855

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BE Semiconductor Industries NV	11,604	$1,336
Fugro NV *	92,566	1,564
		3,755

Nigeria — 1.1%
Airtel Africa PLC	717,797	1,037
Guaranty Trust Holding Co PLC	15,208,102	720
IHS Holding Ltd *	191,059	1,416
SEPLAT Energy PLC	3,037,908	4,735
Zenith Bank PLC *	76,698,031	3,258
		11,166

Pakistan — 0.3%
United Bank Ltd/Pakistan	6,175,348	2,811

Peru — 0.6%
Credicorp Ltd	18,404	2,603
Hochschild Mining PLC	2,951,159	3,418
		6,021

Philippines — 2.4%
ACEN Corp	696,960	62
Alliance Global Group Inc	17,418,110	3,845
Ayala Corp	309,759	3,370
Ayala Land Inc	5,943,100	2,850
BDO Unibank Inc	1,342,470	3,303
Bloomberry Resorts Corp *	9,419,500	1,840
GT Capital Holdings Inc	387,410	3,917
Robinsons Land Corp	8,086,500	2,088
Universal Robina Corp	1,256,480	2,479
		23,754

Poland — 0.9%
Alior Bank SA *	57,535	784
Bank Polska Kasa Opieki SA	98,995	2,592
Dino Polska SA *	11,714	1,077
Jastrzebska Spolka Weglowa SA *	13,828	121
KGHM Polska Miedz SA	96,930	2,684
LPP SA	154	519
ORLEN SA	26,002	398
PGE Polska Grupa Energetyczna SA *	555,264	1,143
		9,318

Qatar — 0.0%
Ooredoo QPSC	78,265	232

Romania — 0.3%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA *	117,745	2,923

Russia — 0.0%
Gazprom PJSC ADR *	503,042	–
LUKOIL PJSC ADR *	107,182	–
Mobile TeleSystems PJSC ADR *	556,416	–
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Ozon Holdings PLC ADR *	30,008	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sberbank of Russia PJSC ADR *(A)	93,380	$–
Surgutneftegas PJSC ADR *	416,721	–
TCS Group Holding PLC GDR *	22,288	–
Yandex NV, Cl A *	50,933	–
		–

Saudi Arabia — 1.3%
Arabian Internet & Communications Services Co	2,257	212
Banque Saudi Fransi	112,199	1,147
Bawan Co	21,132	198
Elm Co	3,107	704
Etihad Etisalat Co	33,947	409
Leejam Sports Co JSC	7,034	287
SABIC Agri-Nutrients Co	23,919	878
Saudi Arabian Oil Co	71,694	667
Saudi Aramco Base Oil Co	13,199	515
Saudi Electricity Co	54,535	301
Saudi Ground Services Co *	174,492	1,549
Saudi National Bank/The	297,691	2,838
Saudi Telecom Co	149,973	1,591
United Electronics Co	52,821	1,072
		12,368

Slovenia — 0.7%
Nova Ljubljanska Banka dd GDR	402,923	6,756

South Africa — 2.4%
Aspen Pharmacare Holdings Ltd	115,388	1,049
Capitec Bank Holdings Ltd	17,836	1,493
FirstRand Ltd	264,165	1,024
Gold Fields Ltd	38,682	496
Growthpoint Properties Ltd ‡	771,267	481
Kumba Iron Ore Ltd	55,240	1,212
Mr Price Group Ltd	74,035	517
Naspers Ltd, Cl N	84,422	14,343
Nedbank Group Ltd	155,819	1,776
Old Mutual Ltd	734,906	493
Sibanye Stillwater Ltd	275,176	418
Truworths International Ltd	70,330	269
		23,571

South Korea — 11.5%
BGF retail Co Ltd	14,569	1,724
CJ CheilJedang Corp	9,821	2,222
Cosmax Inc	23,042	2,676
Coupang Inc, Cl A *	92,985	1,765
Coway Co Ltd	50,632	1,655
Daewoo Engineering & Construction Co Ltd *	61,975	216
DB HiTek Co Ltd	4,520	183
DB Insurance Co Ltd	6,554	405
DL E&C Co Ltd	7,550	177
Doosan Bobcat Inc	8,900	362
Eo Technics Co Ltd	19,971	2,559

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eugene Technology Co Ltd	67,379	$1,754
GS Holdings Corp	11,447	325
Han Kuk Carbon Co Ltd	135,602	1,487
Hana Financial Group Inc	280,080	8,381
Hankook Tire & Technology Co Ltd	72,036	2,112
Hansol Chemical Co Ltd	5,349	654
Hanwha Aerospace Co Ltd	11,208	968
Hanwha Corp	17,571	332
HD Hyundai Electric Co Ltd	4,383	233
HMM Co Ltd	14,076	177
HPSP Co Ltd	69,107	1,710
Hyundai Autoever Corp	12,796	1,701
Hyundai Glovis Co Ltd	2,679	350
Hyundai Marine & Fire Insurance Co Ltd	11,856	271
Hyundai Mobis Co Ltd	9,741	1,702
Hyundai Steel Co	29,869	818
Innox Advanced Materials Co Ltd	41,711	1,201
Jeisys Medical Inc *	119,665	1,269
JYP Entertainment Corp	6,279	533
KB Financial Group Inc	22,970	940
Kia Corp	167,431	10,159
KIWOOM Securities Co Ltd	2,799	219
Korea Investment Holdings Co Ltd	5,786	228
Korean Air Lines Co Ltd	20,033	345
KT Corp	18,233	455
LG Chem Ltd	5,988	2,641
LG Corp	8,554	531
LG Electronics Inc	59,276	4,417
LG Uplus Corp	462,925	3,660
LS Corp	6,073	492
LX INTERNATIONAL CORP	12,014	276
LX Semicon Co Ltd	2,599	175
NCSoft Corp	3,630	691
Nexon Games Co Ltd *	15,402	205
NH Investment & Securities Co Ltd	300,284	2,340
NongShim Co Ltd	878	305
OCI Holdings Co Ltd	6,701	467
Pan Ocean Co Ltd	375,970	1,269
Park Systems Corp	9,039	1,231
Ray Co Ltd/KR *	46,833	971
Samsung C&T Corp	30,383	2,407
Samsung Electronics Co Ltd	642,453	32,518
Samsung Engineering Co Ltd *	19,781	509
Samsung Fire & Marine Insurance Co Ltd	2,543	474
Samsung Life Insurance Co Ltd	6,624	339
Samsung Securities Co Ltd	10,435	295
SK Hynix Inc	37,506	3,456
SKC Co Ltd	6,302	436
WONIK IPS Co Ltd	48,108	1,123
Youngone Corp	7,949	323
		113,819

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 0.1%
Wizz Air Holdings Plc *	32,134	$917

Taiwan — 11.7%
Acer E-Enabling Service Business Inc	94,609	850
Alchip Technologies Ltd	32,600	2,528
Arcadyan Technology Corp	626,000	2,919
Asia Vital Components Co Ltd	288,686	3,032
ASPEED Technology Inc	13,630	1,156
Asustek Computer Inc	25,000	316
Bora Pharmaceuticals Co Ltd	7,288	164
Chailease Holding Co Ltd	359,207	2,002
Compal Electronics Inc	317,000	318
CTBC Financial Holding Co Ltd	6,296,000	4,715
Delta Electronics Inc	195,000	2,119
E Ink Holdings Inc	324,000	1,857
Elite Material Co Ltd	213,000	2,926
Ennoconn Corp	204,000	1,682
Evergreen Marine Corp Taiwan Ltd	170,800	571
Fitipower Integrated Technology Inc	81,000	365
Fubon Financial Holding Co Ltd	1,476,655	2,949
Gigabyte Technology Co Ltd	52,000	557
Global Unichip Corp	30,000	1,375
Gold Circuit Electronics Ltd	296,000	2,003
Hon Hai Precision Industry Co Ltd	482,912	1,615
Hu Lane Associate Inc	236,000	1,071
Ingentec Corp	232,423	1,248
International Games System Co Ltd	21,000	379
Kaori Heat Treatment Co Ltd	80,000	775
King Yuan Electronics Co Ltd	1,009,000	2,433
Kura Sushi Asia Co Ltd	107,000	460
Lite-On Technology Corp	109,862	473
Lotus Pharmaceutical Co Ltd *	73,000	581
M31 Technology Corp	47,300	1,378
Macronix International Co Ltd	2,579,000	2,729
Makalot Industrial Co Ltd	171,000	1,796
Micro-Star International Co Ltd	642,000	3,215
Nien Made Enterprise Co Ltd	101,000	948
Novatek Microelectronics Corp	100,000	1,255
Pou Chen Corp	301,000	270
Powertech Technology Inc	60,000	188
Quanta Computer Inc	109,000	868
Radiant Opto-Electronics Corp	93,000	349
Sercomm Corp	105,000	401
Simplo Technology Co Ltd	14,000	135
Sitronix Technology Corp	40,000	314
Taiwan Semiconductor Manufacturing Co Ltd	2,629,000	45,321
Taiwan Semiconductor Manufacturing Co Ltd ADR	17,029	1,593
Unimicron Technology Corp	177,000	1,031
Uni-President Enterprises Corp	108,000	240
United Microelectronics Corp	2,978,000	4,255

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Vision Biotechnology Co Ltd	2,940	$31
Visual Photonics Epitaxy Co Ltd	475,000	2,178
Voltronic Power Technology Corp	36,950	1,682
Wistron Corp	94,000	345
Wiwynn Corp *	41,000	2,008
		115,969

Thailand — 2.1%
AP Thailand PCL	805,200	292
Bangchak Corp PCL	202,600	224
Bangkok Bank PCL	851,100	4,120
Bangkok Dusit Medical Services PCL, Cl F	522,600	418
Fabrinet *	25,309	4,069
Ichitan Group PCL NVDR	1,743,500	861
Kasikornbank PCL NVDR	992,500	3,699
Krung Thai Bank PCL	815,500	449
PTT Oil & Retail Business PCL	5,405,700	3,149
PTT PCL NVDR	3,715,400	3,687
		20,968

Turkey — 1.2%
BIM Birlesik Magazalar AS	239,337	2,264
KOC Holding AS	438,197	2,331
Migros Ticaret AS	17,872	233
MLP Saglik Hizmetleri AS, Cl B *	201,784	961
Sok Marketler Ticaret AS	156,545	365
Turk Hava Yollari AO *	87,176	801
Turkiye Sise ve Cam Fabrikalari AS	511,696	984
Yapi ve Kredi Bankasi AS	6,672,124	3,980
		11,919

United Arab Emirates — 2.0%
Aldar Properties PJSC	328,904	471
Burjeel Holdings PLC	1,373,025	1,058
Dubai Islamic Bank PJSC	1,661,729	2,552
Emaar Development PJSC	3,339,726	5,955
Emaar Properties PJSC	4,449,119	8,552
Emirates NBD Bank PJSC	150,517	670
Multiply Group PJSC *	380,753	395
		19,653

United States — 0.8%
EPAM Systems Inc *	11,179	2,895
Globant SA *	21,802	4,458
		7,353

Vietnam — 2.1%
Ho Chi Minh City Development Joint Stock Commercial Bank	2,824,212	1,976
Hoa Phat Group JSC *	2,848,646	3,264
Military Commercial Joint Stock Bank	6,415,731	4,928
SSI Securities Corp	1,402,100	1,944
Vietnam Technological & Commercial Joint Stock Bank *	1,612,520	2,310
Vincom Retail JSC *	2,196,659	2,764

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vinhomes JSC *	1,440,200	$3,271
		20,457

Zambia — 0.7%
First Quantum Minerals Ltd	244,621	6,563

Total Common Stock
(Cost $898,683) ($ Thousands)		946,501

PREFERRED STOCK — 1.5%
Brazil — 0.4%
Bradespar SA (B)	85,900	390
Cia Energetica de Minas Gerais (B)	887,779	2,211
Marcopolo SA (B)	844,800	1,031
		3,632

Colombia — 0.1%
Banco Davivienda SA (B)	215,784	968

South Korea — 1.0%
Hyundai Motor Co (B)	49,523	3,859
LG Chem Ltd (B)	10,638	2,749
LG Electronics Inc (B)	25,035	887
Samsung Electronics Co Ltd (B)	73,651	3,009
		10,504

Total Preferred Stock
(Cost $18,423) ($ Thousands)		15,104

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	16,832,432	16,832

Total Cash Equivalent
(Cost $16,832) ($ Thousands)		16,832

Total Investments in Securities — 99.0%
(Cost $933,938) ($ Thousands)		$978,437

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets	345	Sep-2023	$18,088	$16,893	$(1,195)

Percentages are based on Net Assets of $988,384 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,345	$24,471	$(22,984)	$—	$—	$16,832	$169	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 35.6%
Aerospace & Defense — 0.8%
Bleriot US Bidco Inc., 2023 Term Loan, 1st Lien
9.593%, 10/30/2028	$1,703	$1,701
TransDigm Inc., Tranche H Term Loan, 1st Lien
8.492%, 02/22/2027 (A)	643	644
TransDigm Inc., Tranche I Term Loan, 1st Lien
8.492%, 08/24/2028 (A)	317	317
Ultra Electronics Holdings PLC, Dollar Denominated Term Loan, 1st Lien
9.363%, 08/06/2029 (A)	1,390	1,379
		4,041

Air Transport — 0.5%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.338%, CME Term SOFR + 4.750%, 04/20/2028 (A)	1,391	1,443
Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 1st Lien
7.814%, 06/22/2028	775	775
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.764%, U.S. SOFR + 5.250%, 06/21/2027 (A)	724	754
		2,972

Automotive — 0.7%
American Auto Auction Group LLC/XLerate, Term Loan, 1st Lien
0.000%, 12/30/2027	372	352
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
7.881%, U.S. SOFR + 2.500%, 10/30/2026 (A)	576	575
Belron Finance US LLC, First Incremental Term Loan, 1st Lien
7.881%, 11/13/2025	734	735
Clarios Global LP, 2023 Term Loan, 1st Lien
9.081%, 05/06/2030 (A)	900	897
Tenneco Inc., Term B Loan, 1st Lien
10.477%, 11/17/2028 (B)	229	194
Wand Newco 3, Inc., Tranche B-1 1st Lien, Term Loan
8.169%, U.S. SOFR + 3.000%, 02/05/2026 (A)	390	389

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wand Newco 3, Inc., Tranche B-1 Term Loan, 1st Lien
8.169%, U.S. SOFR + 3.000%, 02/05/2026 (A)(B)	$583	$582
		3,724

Building & Development — 0.8%
Artera Services, LLC, Tranche B Term Loan, 1st Lien
8.842%, U.S. SOFR + 2.750%, 03/06/2025 (A)	766	712
Brookfield WEC Holdings Inc., Initial Term Loan (2021), 1st Lien
8.183%, 08/01/2025 (A)	1,326	1,324
Kodiak BP, LLC, Initial Term Loan, 1st Lien
8.754%, U.S. SOFR + 3.750%, 03/12/2028 (A)	461	459
Pike Corporation, 2028 Initial Term Loan, 1st Lien
8.433%, 01/21/2028	486	486
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
8.933%, CME Term SOFR + 4.000%, 06/02/2028 (A)	240	236
SRS Distribution Inc., 2022 Refinancing Term Loan, 1st Lien
8.919%, 06/02/2028 (B)	553	545
Tutor Perini Corp., Term Loan, 1st Lien
10.254%, U.S. SOFR + 3.500%, 08/18/2027 (A)(C)	1,326	1,248
		5,010

Business Equipment & Services — 4.9%
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.331%, 08/18/2028 (B)	1,065	1,043
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
8.183%, 02/04/2028 (B)	1,386	1,384
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.919%, U.S. SOFR + 3.750%, 03/03/2025 (A)(B)	229	220
Bach Finance Limited (aka Nord Anglia / Fugue Finance), Seventh Amendment Dollar Term Loan, 1st Lien
9.923%, 01/31/2028 (A)(B)	815	815
BW Holding Inc., Initial Term Loan, 1st Lien
9.414%, U.S. SOFR + 4.000%, 12/14/2028 (A)(B)	440	397
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
8.669%, 11/02/2029	649	650

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Electron Bidco Inc., Initial Term Loan, 1st Lien
8.433%, 11/01/2028 (B)	$1,356	$1,352
Ensemble RCM LLC, Closing Date Term Loan, 1st Lien
9.219%, 08/03/2026	1,630	1,631
Ensono Inc, Initial Term Loan, 1st Lien
9.433%, U.S. SOFR + 5.000%, 05/26/2028 (A)	1,658	1,554
First Brands Group, LLC, 2022-II Incremental Term Loan, 1st Lien
10.881%, 03/30/2027	458	451
Marlink AS, Dollar Term Loan B, 1st Lien
10.275%, 06/28/2029 (A)(B)	242	239
Medline Borrower LP, Initial Dollar Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.250%, 10/23/2028 (A)	791	790
NASCAR Holdings, LLC, Initial Term Loan, 1st Lien
7.946%, U.S. SOFR + 2.750%, 10/19/2026 (A)	1,129	1,131
Project Accelerate Parent LLC, Term Loan, 1st Lien
9.881%, U.S. SOFR + 4.250%, 01/02/2025 (A)(C)	1,487	1,475
Project Castle Inc., Initial Term Loan, 1st Lien
10.747%, CME Term SOFR + 5.500%, 06/01/2029 (A)	1,099	951
10.742%, 06/01/2029	72	62
R1 RCM Inc., Initial Term B Loan, 1st Lien
8.319%, 06/21/2029 (A)(B)	1,307	1,310
Sedgwick Claims Management Services Inc., 2023 Term Loan, 1st Lien
9.069%, 02/17/2028	1,356	1,358
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
9.631%, U.S. SOFR + 4.000%, 10/29/2027 (A)	1,004	999
9.446%, U.S. SOFR + 3.250%, 10/29/2027 (A)	3	2
Sharp Midco LLC, Initial Term Loan, 1st Lien
9.342%, U.S. SOFR + 4.000%, 12/31/2028 (A)	770	766
Tempo Acquisition LLC, Initial Term B-1 Loan, 1st Lien
8.319%, 08/31/2028	373	374
TGG TS Acquisition Company, Term B Loan, 1st Lien
11.933%, U.S. SOFR + 7.000%, 12/14/2025 (A)	925	881

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
7.683%, 12/01/2028 (A)	$408	$408
United Talent Agency LLC, Term B Loan, 1st Lien
9.433%, 07/07/2028 (A)(C)	891	878
University Support Services LLC, 2021 Term Loan, 1st Lien
8.669%, 02/10/2029	1,546	1,534
Verscend Holding Corp., Term B-1 Loan, 1st Lien
9.446%, 08/27/2025 (A)	1,002	1,001
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
8.183%, U.S. SOFR + 3.750%, 05/18/2025 (A)	1,999	1,994
		25,650

Cable & Satellite Television — 0.8%
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.808%, 08/15/2028 (A)(B)	554	484
Creative Artists Agency LLC, Term B Loan, 1st Lien
8.819%, CME Term SOFR + 3.500%, 11/27/2028 (A)(B)	947	946
Diamond Sports Group LLC, Term Loan, 2nd Lien
10.184%, 08/24/2026 (D)	984	24
E.W. Scripps Company, Tranche B-2 Term Loan, 1st Lien
7.996%, 05/01/2026 (A)	376	372
NEP Group, Inc., Initial Dollar Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.250%, 10/20/2025 (A)(B)	1,210	1,126
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.250%, 03/15/2026 (A)(B)	222	222
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.311%, 03/31/2031	350	346
Virgin Media Bristol LLC, N Facility, 1st Lien
7.925%, U.S. SOFR + 2.500%, 01/31/2028 (A)	646	628
		4,148

Chemicals & Plastics — 0.6%
Aruba Investments Holdings LLC, Initial Term Loan, 2nd Lien
13.169%, CME Term SOFR + 4.250%, 11/24/2028 (A)	95	86

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
8.831%, 08/18/2028	$665	$654
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
10.754%, CME Term SOFR + 4.000%, 11/01/2028 (A)(B)	684	621
Ineos US Finance LLC, New USD Term Loan B, 1st Lien
8.919%, 02/18/2030 (A)	520	516
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.151%, U.S. SOFR + 4.750%, 10/15/2025 (A)(B)	284	225
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
9.631%, U.S. SOFR + 2.750%, 03/16/2027 (A)	1,278	1,275
Wilsonart LLC, Tranche E Term Loan, 1st Lien
8.710%, U.S. SOFR + 3.500%, 12/31/2026 (A)	597	592
		3,969

Conglomerates — 0.6%
Agiliti Health Inc., Term Loan, 1st Lien
8.247%, 05/01/2030	1,153	1,148
Curian Global Inc., 2021 Term Loan, 1st Lien
9.169%, 08/30/2026 (B)	799	676
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
9.092%, CME Term SOFR + 3.750%, 10/01/2026 (A)(B)	1,375	1,376
		3,200

Containers & Glass Products — 1.1%
Charter Next Generation Inc., Initial Term Loan (2021), 1st Lien
9.183%, 12/01/2027 (B)	1,371	1,361
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
9.004%, U.S. SOFR + 3.500%, 11/30/2027 (A)(B)	320	318
Pregis TopCo LLC, Initial Term Loan, 1st Lien
9.069%, U.S. SOFR + 4.000%, 07/31/2026 (A)	1,150	1,149
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
9.196%, U.S. SOFR + 3.250%, 07/31/2026 (A)	1,072	1,068
Pretium PKG Holdings Inc., Initial Term Loan, 2nd Lien
12.280%, 10/01/2029	843	251
12.263%, 10/01/2029	843	252

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Trident TPI Holdings Inc., Tranche B-5 Initial Term Loan, 1st Lien
9.742%, 09/15/2028	$1,350	$1,347
		5,746

Ecological Services & Equipment — 0.5%
Covanta Holding Corporation, Initial Term B Loan, 1st Lien
7.819%, 11/30/2028	281	280
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
9.960%, U.S. SOFR + 6.750%, 08/30/2028 (A)(C)	648	648
GFL Environmental Inc., 2023 Refinancing Term Loan, 1st Lien
8.469%, 05/28/2027 (A)(B)	889	891
Win Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
8.183%, 03/24/2028 (B)	659	566
		2,385

Electronics/Electrical — 5.6%
Applied Systems Inc., 2026 Term Loan, 1st Lien
9.742%, 09/18/2026	873	876
Apttus Corporation, Initial Term Loan, 1st Lien
9.433%, U.S. SOFR + 4.750%, 05/08/2028 (A)	348	340
athenahealth Group Inc., Initial Term Loan, 1st Lien
8.820%, 02/15/2029 (A)	797	786
Cloud Software Group Inc., Dollar Term B Loan, 1st Lien
9.842%, 03/30/2029 (A)	1,033	994
Cloud Software Group Inc., Term A Loan, 1st Lien
9.842%, 09/29/2028	1	1
Cloud Software Group Inc., Term Loan, 1st Lien
9.842%, 09/29/2028 (B)	206	198
Delta Topco, Inc., Initial Term Loan, 2nd Lien
12.569%, CME Term SOFR + 7.250%, 12/01/2028 (A)	989	924
Epicor Software Corporation (fka Eagle Parent Inc.), Initial Term Loan, 2nd Lien
13.169%, U.S. SOFR + 3.250%, 07/31/2028 (A)	300	301
Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien
8.683%, U.S. SOFR + 5.250%, 07/30/2027 (A)	65	65

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Epicor Software Corporation (fka Eagle Parent Inc.), Term Loan, 1st Lien
0.000%, 07/30/2027 (B)	$775	$776
Go Daddy Operating Company LLC (GD Finance Co, Inc), Amendment No. 6 Term Loan, 1st Lien
7.819%, 11/09/2029	891	892
Hyland Software Inc., 2021 Refinancing Term Loan, 2nd Lien
11.683%, U.S. SOFR + 4.750%, 07/07/2025 (A)	1,136	1,126
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
8.946%, U.S. SOFR + 3.500%, 07/01/2024 (A)(B)	1,179	1,178
Idemia Group S.A.S., Term Loan, 1st Lien
0.000%, 09/22/2028	276	276
Imprivata Inc., 2022-1 Incremental Term Loan, 1st Lien
9.569%, 12/01/2027	900	895
Imprivata Inc., Initial Term Loan, 1st Lien
9.183%, 12/01/2027	404	400
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
9.168%, CME Term SOFR + 4.000%, 03/01/2029 (A)	792	776
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.581%, 04/25/2028 (A)	770	739
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
9.183%, U.S. SOFR + 3.500%, 09/13/2024 (A)	20	20
Misys Limited, Dollar Term Loan, 1st Lien
9.231%, U.S. SOFR + 3.500%, 06/13/2024 (A)	1,044	1,043
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
9.969%, CME Term SOFR + 4.500%, 05/02/2029 (A)(B)	624	597
Motus Group LLC, Initial Term Loan, 1st Lien
9.169%, 12/11/2028	839	829
Netsmart Inc., Initial Term Loan, 1st Lien
9.433%, U.S. SOFR + 3.500%, 10/01/2027 (A)	1,898	1,896
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
8.181%, 01/31/2030	1,399	1,400
Particle Luxembourg S.a.r.l., Initial Term Loan, 1st Lien
10.754%, U.S. SOFR + 3.500%, 02/18/2027 (A)(C)	1,381	1,373

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
PointClickCare Technologies Inc., 2022 Term Loan, 1st Lien
9.242%, 12/29/2027 (C)	$681	$683
PointClickCare Technologies Inc., Initial Term Loan, 1st Lien
8.765%, U.S. SOFR + 3.000%, 12/29/2027 (A)	250	250
Polaris Newco LLC, Dollar Term Loan, 1st Lien
9.538%, U.S. SOFR + 4.000%, 06/02/2028 (A)(B)	864	837
Project Boost Purchaser LLC, 2021 Tranche 2 Term Loan, 1st Lien
8.933%, 05/30/2026	860	857
Project Boost Purchaser LLC, Tranche 1 Term Loan, 1st Lien
8.933%, U.S. SOFR + 3.500%, 06/01/2026 (A)(B)	481	481
Quartz AcquireCo, LLC, Term Loan, 1st Lien
8.820%, 06/28/2030 (B)	750	749
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
13.019%, CME Term SOFR + 7.500%, 02/01/2030 (A)(B)	340	225
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.769%, 02/01/2029 (A)(B)	1,661	1,356
Renaissance Holding Corp., Initial Term Loan, 1st Lien
9.992%, U.S. SOFR + 3.250%, 04/05/2030 (A)	328	329
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
12.419%, U.S. SOFR + 3.250%, 05/29/2026 (A)	663	658
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 12/17/2027 (A)(B)	19	16
Sabre GLBL Inc., 2021 Term B-1 Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 12/17/2027 (A)(B)	29	26
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
10.419%, CME Term SOFR + 5.000%, 06/30/2028 (A)	336	295
Sophia L.P., 2022 Incremental Term B-1 Loan, 1st Lien
9.669%, 10/07/2027	773	768
Sophia L.P., Closing Date Loan, 2nd Lien
13.419%, CME Term SOFR + 3.000%, 10/09/2028 (A)(C)	1,000	998

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sophia L.P., Term Loan B, 1st Lien
9.038%, 10/07/2027	$878	$876
SS&C Technologies Holdings Inc., Term B-6 Loan, 1st Lien
7.669%, 03/22/2029 (A)	496	496
ThoughtWorks Inc., Incremental Term Loan, 1st Lien
7.819%, 03/24/2028 (A)(B)	301	297
		28,898

Financial Intermediaries — 2.6%
Apple Bidco LLC, Amendment No. 1 Term Loan, 1st Lien
9.331%, 09/22/2028 (A)	489	489
Apple Bidco LLC, Initial Term Loan, 1st Lien
8.183%, 09/22/2028 (A)(B)	664	655
AssuredPartners Inc., 2021 Term Loan, 1st Lien
8.933%, U.S. SOFR + 7.250%, 02/12/2027 (A)	459	457
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
9.173%, 07/02/2029	290	289
9.119%, 07/02/2029 (A)	702	701
9.081%, 07/02/2029	333	333
Central Parent Inc., Initial Term Loan, 1st Lien
9.492%, 07/06/2029 (A)	279	279
Focus Financial Partners, Term Loan, 1st Lien
0.000%, 06/30/2028 (B)	738	737
Global IID Parent LLC, Term B Loan, 1st Lien
10.004%, 12/16/2028 (A)	824	751
HighTower Holding, LLC, Initial Term Loan, 1st Lien
9.612%, U.S. SOFR + 3.250%, 04/21/2028 (A)	1,165	1,149
Husky Injection Molding Systems Ltd., Initial Term Loan, 1st Lien
8.731%, U.S. SOFR + 3.000%, 03/28/2025 (A)(B)	1,223	1,214
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
8.682%, U.S. SOFR + 3.750%, 11/02/2027 (A)	1,565	1,560
Madison IAQ LLC, Initial Term Loan, 1st Lien
8.302%, U.S. SOFR + 3.250%, 06/21/2028 (A)	207	205
Mirion Technologies (US Holdings), Inc., Initial Term Loan, 1st Lien
8.254%, U.S. SOFR + 3.750%, 10/20/2028 (A)	443	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
9.063%, U.S. SOFR + 5.000%, 07/31/2028 (A)	$1,184	$1,179
Propulsion (BC) Newco LLC, Initial Term Loan, 1st Lien
8.992%, 09/14/2029 (C)	1,111	1,108
Quirch Foods Holdings LLC, 2022-1 Incremental Term Loan, 1st Lien
10.240%, 10/27/2027 (A)	1,598	1,571
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
10.002%, U.S. SOFR + 4.500%, 12/04/2026 (A)	1,287	1,233
Victory Buyer LLC, Initial Term Loan, 1st Lien
9.258%, 11/19/2028 (C)	691	631
		14,984

Food Service — 1.3%
1011778 B.C. Unlimited Liability Company, Term B-4 Loan, 1st Lien
7.183%, 11/19/2026	1,883	1,870
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
10.196%, 10/01/2025 (A)(B)	62	59
8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien
9.196%, 10/01/2025 (B)	132	125
Aramark Intermediate HoldCo Corporation, U.S. Term B-6 Loan, 1st Lien
7.946%, 06/22/2030	929	926
Chobani LLC, 2020 New Term Loan, 1st Lien
8.933%, 10/25/2027 (B)	727	726
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
8.419%, CME Term SOFR + 3.000%, 12/15/2027 (A)(B)	1,977	1,964
Nomad Foods Limited, Facility B2, 1st Lien
8.561%, 11/12/2029 (B)	1,135	1,135
Whatabrands LLC, Initial Term B Loan, 1st Lien
8.683%, U.S. SOFR + 3.250%, 08/03/2028 (A)	350	350
		7,155

Food/Drug Retailers — 0.2%
Eagle Parent Corp., Initial Term Loan, 1st Lien
9.492%, 04/02/2029 (B)	647	625
US Foods Inc., Incremental B-2019 Term Loan, 1st Lien
7.433%, 09/13/2026 (A)	371	371
		996

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Health Care — 4.2%
Air Methods Corporation, Initial Term Loan, 1st Lien
9.231%, U.S. SOFR + 3.500%, 04/22/2024 (A)	$434	$122
9.038%, 04/22/2024	1	—
Bausch + Lomb Corporation, Initial Term Loan, 1st Lien
8.592%, 05/10/2027 (A)	1,150	1,123
Bracket Intermediate Holding Corp., 2023 Refinancing Term Loan, 1st Lien
10.427%, 05/08/2028 (A)	1,291	1,284
Catelent Pharma Solutions Inc., 2021 Incremental Dollar Term Loan B-3, 1st Lien
7.429%, 02/22/2028	423	414
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
8.800%, U.S. SOFR + 3.750%, 11/08/2027 (A)	1,197	1,194
Confluent Medical Technologies, Inc., Closing Date Term Loan, 1st Lien
8.992%, CME Term SOFR + 3.750%, 02/16/2029 (A)(C)	1,139	1,119
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
8.909%, U.S. SOFR + 3.750%, 10/10/2025 (A)(D)	446	3
Envision Healthcare Corporation, Series 2020 New Term Loan, 1st Lien
11.538%, U.S. SOFR + 3.500%, 10/10/2025 (A)	358	2
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
9.933%, U.S. SOFR + 4.500%, 02/04/2027 (A)	841	822
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.342%, U.S. SOFR + 3.500%, 10/01/2027 (A)	1,525	1,500
Global Medical Response Inc., 2018 New Term Loan, 1st Lien
9.881%, CME Term SOFR + 4.250%, 03/14/2025 (A)(B)	412	288
Global Medical Response Inc., 2021 Refinancing Term Loan, 1st Lien
9.780%, CME Term SOFR + 4.250%, 10/02/2025 (A)(B)	768	537
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.364%, U.S. SOFR + 2.000%, 11/15/2027 (A)	650	641

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Horizon Therapeutics USA Inc., Term Loan, 1st Lien
7.430%, 05/22/2026	$350	$350
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.754%, 07/03/2028 (A)	919	919
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.754%, 07/03/2028 (A)	229	229
LifePoint Health Inc., (fka Regionalcare Hospital Partners Holdings Inc.), Term B Loan, 1st Lien
9.377%, U.S. SOFR + 3.750%, 11/16/2025 (A)(B)	292	289
Mamba Purchaser Inc., Initial Term Loan, 1st Lien
8.933%, 10/16/2028 (A)	648	646
Mamba Purchaser Inc., Initial Term Loan, 2nd Lien
11.933%, 10/15/2029	780	737
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
8.320%, 10/19/2027 (C)	1,575	1,512
Navicure Inc., Initial Term Loan, 1st Lien
9.433%, U.S. SOFR + 4.000%, 10/22/2026 (A)	1,096	1,096
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
8.183%, 10/27/2028 (A)	1,149	1,152
Organon & Co., Dollar Term Commitment Loan, 1st Lien
8.431%, 06/02/2028 (A)	246	246
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.342%, U.S. SOFR + 3.500%, 11/18/2027 (A)	938	924
Radnet Management, Inc., Initial Term Loan, 1st Lien
8.433%, U.S. SOFR + 3.750%, 04/23/2028 (A)	1,149	1,150
Select Medical Corporation, Tranche B-1 Term Loan, 1st Lien
8.331%, 03/06/2027 (B)	512	512
Sotera Health Holdings, LLC, 1st Lien
8.183%, 12/11/2026 (A)	1,165	1,151
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.569%, CME Term SOFR + 5.250%, 03/02/2027 (A)(B)	773	615
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
8.196%, U.S. SOFR + 2.750%, 02/06/2024 (A)(B)	512	499

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
WCG Purchaser Corp., Initial Term Loan, 1st Lien
9.433%, U.S. SOFR + 3.500%, 01/08/2027 (A)	$1,376	$1,361
		22,437

Home Furnishings — 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, 1st Lien
8.891%, 02/26/2029	207	201
Hunter Douglas Holdings B.V., Tranche B-1 Term Loan, 1st Lien
9.721%, 02/26/2029 (A)(B)	563	546
		747

Industrial Equipment — 1.1%
Chart Industries Inc., Term Loan B1 1st Lien
9.164%, 03/15/2030 (B)	1,182	1,180
EMRLD Borrower LP, Initial Term B Loan, 1st Lien
8.331%, 05/31/2030 (B)	884	885
Engineered Machinery Holdings Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
9.038%, 05/19/2028	1,044	1,039
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
7.919%, 03/31/2027 (A)	701	699
Gates Global LLC, Initial B-4 Dollar Term Loan, 1st Lien
8.831%, 11/16/2029 (A)	645	645
TMK Hawk Parent Corp., Initial Tranche A Loan (Super Senior Priority), 1st Lien
14.996%, U.S. SOFR + 3.500%, 05/30/2024 (A)	735	728
TMK Hawk Parent Corp., Initial Tranche B Loan (Super Senior Priority), 1st Lien
8.996%, U.S. SOFR + 4.000%, 08/28/2024 (A)(C)	932	606
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.753%, CME Term SOFR + 3.250%, 03/31/2028 (A)(B)	584	574
		6,356

Insurance — 1.9%
Acrisure, LLC, 2020 Term Loan, 1st Lien
8.933%, U.S. SOFR + 3.250%, 02/15/2027 (A)(B)	1,393	1,364
Alliant Holdings Intermediate LLC, TLB-5 New Term Loan, 1st Lien
8.814%, 11/05/2027 (B)	1,169	1,168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AmWINS Group Inc., February 2023 Incremental Term Loan, 1st Lien
8.183%, 02/19/2028 (B)	$605	$604
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.681%, 08/19/2028 (A)	245	236
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.788%, U.S. SOFR + 4.250%, 12/23/2026 (A)	872	847
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.788%, U.S. SOFR + 3.250%, 07/31/2027 (A)	521	500
Cross Financial Corp., Term B-1 Loan, 1st Lien
9.433%, U.S. SOFR + 3.750%, 09/15/2027 (A)	1,601	1,601
HIG Finance 2 Limited, 2021 Dollar Refinancing Term Loan, 1st Lien
8.688%, U.S. SOFR + 4.250%, 11/12/2027 (A)	500	496
Hub International Limited, 2023 Refinancing Term Loan, 1st Lien
9.584%, CME Term SOFR + 4.250%, 06/20/2030 (A)(B)	1,324	1,327
Ryan Specialty Group LLC, Initial Term Loan, 1st Lien
8.419%, 09/01/2027	249	249
USI Inc., 2021 New Term Loan, 1st Lien
8.788%, U.S. SOFR + 4.500%, 12/02/2026 (A)	1,689	1,689
USI Inc., 2022 New Term Loan, 1st Lien
8.992%, 11/22/2029 (A)	721	721
		10,802

Leisure Goods/Activities/Movies — 2.5%
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
8.933%, U.S. SOFR + 4.000%, 08/17/2028 (A)	1,560	1,561
Alterra Mountain Company, Series B-3 Term Loan, 1st Lien
9.181%, 05/31/2030	280	279
Carnival Corporation, Initial Advance Term Loan, 1st Lien
8.327%, 08/08/2027	470	469
ClubCorp Holdings Inc., Term B Loan, 1st Lien
8.288%, U.S. SOFR + 2.750%, 09/18/2024 (A)(B)	753	742
ECL Entertainment LLC, Term Loan, 1st Lien
0.000%, 08/16/2030 (B)	790	792

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
8.731%, U.S. SOFR + 3.000%, 03/08/2024 (A)	$517	$498
8.538%, 03/08/2024	1	1
Equinox Holdings Inc., Term B-2 Loan, 1st Lien
14.731%, U.S. SOFR + 4.250%, 03/08/2024 (A)	581	558
14.538%, 03/08/2024	2	2
Formula One Management Limited, Facility B Loan, 1st Lien
8.331%, 01/15/2030 (A)	1,357	1,360
Hard Rock Northern Indiana, Term Loan B, 1st Lien
9.769%, 12/11/2028	740	720
Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1st Lien
8.819%, 02/08/2028	1,336	1,331
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.933%, 09/29/2028 (A)	1,683	1,668
Life Time, Inc., 2023 Refinancing Term Loan, 1st Lien
10.050%, CME Term SOFR + 4.750%, 01/15/2026 (A)(B)	556	558
Live Nation Entertainment, Inc., Term B-4 Loan, 1st Lien
7.164%, U.S. SOFR + 1.750%, 10/19/2026 (A)	522	520
Topgolf Callaway Brands Corp., Initial Term Loan, 1st Lien
8.919%, 03/15/2030	808	807
UFC Holdings LLC, Term B-3 Loan, 1st Lien
8.369%, U.S. SOFR + 3.750%, 04/29/2026 (A)(B)	936	936
United PF Holdings, LLC, Initial Term Loan, 1st Lien
9.631%, U.S. SOFR + 4.000%, 12/30/2026 (A)	784	622
		13,424

Lodging & Casinos — 1.2%
Caesars Entertainment Inc., 2023 Incremental Term B Loan, 1st Lien
8.669%, 02/06/2030 (A)	1,157	1,157
Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien
9.319%, 01/27/2029 (A)(B)	1,077	1,066
Four Seasons, Term Loan, 1st Lien
7.919%, 11/30/2029	1,832	1,833

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
7.165%, U.S. SOFR + 1.750%, 06/22/2026 (A)	$552	$552
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
9.622%, 08/01/2030 (B)	1,080	1,082
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
7.669%, CME Term SOFR + 2.250%, 02/08/2027 (A)	1,356	1,352
		7,042

Nonferrous Metals/Minerals — 0.0%
Arsenal AIC Parent LLC, Term B Loan, 1st Lien
9.879%, 08/18/2030	196	196

Oil & Gas — 0.5%
CQP Holdco LP, Initial Term Loan, 1st Lien
8.931%, 06/05/2028 (A)	270	270
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
9.088%, U.S. SOFR + 3.500%, 12/21/2028 (A)(B)	262	260
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
8.588%, 11/16/2026 (B)	740	727
Lackawanna Energy, Term Loan B-2, 1st Lien
10.317%, 07/20/2029	461	448
Lackawanna Energy, Term Loan C, 1st Lien
10.317%, 07/20/2029	99	97
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
9.915%, 09/19/2029 (A)	283	282
Prairie ECI Acquiror LP, Initial Term Loan, 1st Lien
10.169%, U.S. SOFR + 4.750%, 03/11/2026 (A)(B)	699	697
		2,781

Publishing — 0.5%
Dun & Bradstreet Corporation, 2022 Incremental Term B-2 Loan, 1st Lien
8.320%, 01/18/2029 (A)	194	194
Dun & Bradstreet Corporation, Term Loan, 1st Lien
8.170%, 02/06/2026	1,051	1,052
WMG Acquisition Group, Tranche G Term Loan, 1st Lien
7.558%, 01/20/2028	1,894	1,891
		3,137

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Retailers (Except Food & Drug) — 0.2%
Belfor Holdings Inc., Initial Term Loan, 1st Lien
9.433%, 04/06/2026 (A)	$598	$597
Belfor Holdings Inc., Tranche B-2 Term Loan, 1st Lien
9.569%, 04/06/2026 (B)	167	167
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
8.325%, U.S. SOFR + 4.000%, 05/14/2026 (A)	778	778
		1,542

Software & Service — 0.6%
CCC Information Services Inc., Initial Term Loan, 1st Lien
7.683%, 09/21/2028 (B)	748	746
Proofpoint Inc., Initial Loan, 2nd Lien
11.683%, U.S. SOFR + 4.750%, 08/31/2029 (A)(C)	863	858
Proofpoint Inc., Term Loan, 1st Lien
8.696%, 08/31/2028 (A)	514	508
Software AG, Term Loan, 1st Lien
0.000%, 08/01/2030 (B)	837	835
		2,947

Surface Transport — 0.2%
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-1 Loan, 1st Lien
9.315%, 08/24/2028	673	672
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-2 Loan, 1st Lien
9.315%, 08/24/2028	289	288
		960

Telecommunications — 1.3%
Avaya Inc., Initial Term Loan, 1st Lien
13.819%, CME Term SOFR + 8.500%, 08/01/2028 (A)(B)	695	576
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
9.433%, CME Term SOFR + 4.000%, 12/01/2027 (A)	1,648	1,647
Iridium Satellite LLC, Term B-2 Loan, 1st Lien
7.919%, 11/04/2026 (A)	1,538	1,539
Lumen Technologies Inc., Term A Loan, 1st Lien
7.433%, U.S. SOFR + 2.000%, 01/31/2025 (A)	1,146	1,039

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Safe Fleet Holdings LLC, 2022 Initial Term Loan, 1st Lien
9.168%, CME Term SOFR + 3.750%, 02/23/2029 (A)(C)	$676	$676
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
12.196%, U.S. SOFR + 3.750%, 07/23/2029 (A)	1,129	998
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.433%, CME Term SOFR + 3.000%, 03/09/2027 (A)(B)	990	790
		7,265

Utilities — 0.3%
Generation Bridge Northeast, LLC, Term B Loan, 1st Lien
9.564%, 08/22/2029	375	374
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.590%, CME Term SOFR + 4.500%, 05/17/2030 (A)(B)	300	300
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
9.216%, U.S. SOFR + 5.500%, 02/16/2028 (A)	680	679
		1,353

Total Loan Participations
(Cost $197,528) ($ Thousands)		193,867

MORTGAGE-BACKED SECURITIES — 29.7%
Agency Mortgage-Backed Obligations — 0.8%
FHLMC ARM
5.690%, H15T1Y + 2.250%, 06/01/2035(A)	307	312
5.019%, TSFR12M + 2.470%, 03/01/2036(A)	442	437
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	95	94
FNMA
6.000%, 09/01/2039 to 04/01/2040	203	209
3.000%, 12/01/2030	243	230
FNMA ARM
7.116%, RFUCCT6M + 1.580%, 07/01/2034(A)	57	57
6.012%, H15T1Y + 2.220%, 08/01/2034(A)	386	393
6.011%, RFUCCT6M + 1.433%, 03/01/2035(A)	153	155

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.550%, TSFR12M + 1.800%, 05/01/2034(A)	$82	$81
5.339%, TSFR12M + 1.777%, 09/01/2034(A)	294	289
5.004%, TSFR12M + 1.601%, 06/01/2035(A)	42	41
4.922%, H15T1Y + 2.205%, 05/01/2035(A)	89	90
4.915%, RFUCCT1Y + 1.665%, 04/01/2033(A)	92	90
4.877%, TSFR12M + 1.873%, 10/01/2033(A)	89	90
4.760%, H15T1Y + 2.184%, 07/01/2036(A)	304	311
4.714%, TSFR12M + 1.565%, 05/01/2037(A)	200	202
4.453%, H15T1Y + 2.332%, 04/01/2034(A)	207	210
4.372%, H15T1Y + 2.141%, 10/01/2033(A)	243	244
4.020%, TSFR12M + 1.770%, 10/01/2033(A)	74	73
3.815%, TSFR12M + 1.490%, 10/01/2035(A)	283	285
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	83	76
FNMA, Ser 2017-M13, Cl FA
5.582%, TSFR1M + 0.514%, 10/25/2024(A)	36	36
GNMA, Ser 2015-171, Cl IO, IO
0.840%, 11/16/2055(A)	248	7

		4,012
Non-Agency Mortgage-Backed Obligations — 28.9%
Angel Oak Mortgage Trust, Ser 2019-6, Cl A2
2.825%, 11/25/2059(A)(E)	196	188
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	12	11
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	73	66
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(E)	85	77
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(E)	35	32
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	319	293

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(E)	$62	$56
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(E)	165	136
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066(A)(E)	822	672
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(E)	141	117
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(E)	273	226
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(E)	869	809
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(E)	31	28
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	985	784
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
6.733%, TSFR1M + 1.422%, 04/15/2035(A)(E)	500	487
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AL
6.258%, TSFR1M + 0.947%, 11/15/2032(A)(E)	500	430
Banc of America Funding, Ser 2005-F, Cl 4A1
4.368%, 09/20/2035(A)	27	21
Banc of America Funding, Ser 2006-D, Cl 3A1
4.393%, 05/20/2036(A)	27	24
Banc of America Funding, Ser 2006-I, Cl 1A1
4.806%, 12/20/2036(A)	1,005	968
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
4.132%, 12/25/2033(A)	501	472
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
4.171%, 02/25/2034(A)	503	488
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
4.664%, 05/25/2034(A)	203	190
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
3.869%, 02/25/2035(A)	8	7
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	552	550
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
4.622%, 12/25/2033(A)	533	509

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
5.103%, 08/25/2034(A)	$842	$805
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
4.545%, 01/25/2034(A)	1,177	1,143
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
4.678%, 04/25/2034(A)	160	154
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.657%, 05/25/2034(A)	683	618
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.216%, 07/25/2034(A)	540	503
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.682%, 07/25/2034(A)	534	480
Bellemeade Re, Ser 2021-1A, Cl M1A
7.038%, SOFR30A + 1.750%, 03/25/2031(A)(E)	38	38
Bellemeade Re, Ser 2021-2A, Cl M1A
6.488%, SOFR30A + 1.200%, 06/25/2031(A)(E)	366	365
Bellemeade Re, Ser 2021-3A, Cl M1A
6.288%, SOFR30A + 1.000%, 09/25/2031(A)(E)	520	518
Bellemeade Re, Ser 2022-1, Cl M1A
7.038%, SOFR30A + 1.750%, 01/26/2032(A)(E)	901	901
BFLD Trust, Ser 2020-OBRK, Cl A
7.475%, TSFR1M + 2.164%, 11/15/2028(A)(E)	240	239
BPR Trust, Ser 2022-OANA, Cl A
7.209%, TSFR1M + 1.898%, 04/15/2037(A)(E)	595	584
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058(E)	797	780
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	36	34
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	67	59
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	63	58
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	133	117
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	34	32
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(E)	64	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-XL, Cl E
7.225%, TSFR1M + 1.914%, 10/15/2036(A)(E)	$722	$715
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.345%, TSFR1M + 1.034%, 10/15/2036(A)(E)	186	186
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
6.825%, TSFR1M + 1.514%, 10/15/2037(A)(E)	770	756
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.077%, TSFR1M + 0.767%, 05/15/2038(A)(E)	181	178
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.125%, TSFR1M + 0.814%, 09/15/2036(A)(E)	195	190
BX Commercial Mortgage Trust, Ser 2022-LP2, Cl A
6.323%, TSFR1M + 1.013%, 02/15/2039(A)(E)	1,620	1,575
BX Trust, Ser 2021-SDMF, Cl B
6.163%, TSFR1M + 0.852%, 09/15/2034(A)(E)	1,000	970
BX Trust, Ser 2022-LBA6, Cl A
6.311%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	206
BX Trust, Ser 2023-DELC, Cl A
8.001%, TSFR1M + 2.690%, 05/15/2038(A)(E)	1,000	1,000
BX, Ser 2021-MFM1, Cl C
6.625%, TSFR1M + 1.314%, 01/15/2034(A)(E)	904	885
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
6.676%, TSFR1M + 1.364%, 12/15/2037(A)(E)	2,000	1,985
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
5.463%, 02/25/2037(A)	115	114
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
4.796%, 06/25/2035(A)	251	245
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	–
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.517%, 03/15/2049(A)	85	83

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
6.381%, TSFR1M + 1.069%, 12/15/2036(A)(E)	$1,000	$987
Cold Storage Trust, Ser 2020-ICE5, Cl D
7.525%, TSFR1M + 2.214%, 11/15/2037(A)(E)	737	730
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	92	79
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	37	32
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(E)	21	20
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	124	99
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	2,473	1,893
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	49	43
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	323	253
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(E)	1,615	1,256
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(E)	815	677
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	318	255
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	866	846
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	110	92
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.540%, 08/10/2030(A)(E)	300	207
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.646%, 02/10/2047(A)	23,671	5
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(E)	700	656
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M1
6.038%, SOFR30A + 0.750%, 10/25/2041(A)(E)	92	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
6.488%, SOFR30A + 1.200%, 01/25/2042(A)(E)	$1,108	$1,103
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
7.388%, SOFR30A + 2.100%, 03/25/2042(A)(E)	694	701
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
7.288%, SOFR30A + 2.000%, 03/25/2042(A)(E)	988	995
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
7.188%, SOFR30A + 1.900%, 04/25/2042(A)(E)	329	329
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.246%, SOFR30A + 2.950%, 06/25/2042(A)(E)	1,086	1,112
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
7.696%, SOFR30A + 2.400%, 12/25/2042(A)(E)	2,110	2,142
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.788%, SOFR30A + 2.500%, 04/25/2043(A)(E)	1,828	1,847
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.596%, SOFR30A + 2.300%, 05/25/2043(A)(E)	2,867	2,912
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.196%, SOFR30A + 1.900%, 06/25/2043(A)(E)	2,352	2,362
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
6.988%, SOFR30A + 1.700%, 07/25/2043(A)(E)	674	674
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
5.729%, TSFR1M + 0.414%, 07/25/2035(A)	150	150
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(E)	160	132
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(E)(F)	1,974	1,974
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
4.972%, 06/25/2034(A)	922	895

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(E)(F)	$213	$195
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	134	100
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	126	105
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(E)	230	188
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
8.500%, Prime Rate + 0.000%, 06/15/2034(A)(E)	1,100	1,076
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
6.409%, TSFR1M + 1.099%, 05/15/2035(A)(E)	1,828	1,821
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	38	35
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	509	436
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	318	273
Eagle Re, Ser 2021-2, Cl M1A
6.838%, SOFR30A + 1.550%, 04/25/2034(A)(E)	1,019	1,019
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	371	341
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	443	396
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(E)	636	530
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(E)	87	69
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.127%, TSFR1M + 0.815%, 11/15/2038(A)(E)	350	343
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl M1
6.038%, SOFR30A + 0.750%, 10/25/2033(A)(E)	366	364
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.938%, SOFR30A + 1.650%, 01/25/2034(A)(E)	173	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M1
6.138%, SOFR30A + 0.850%, 11/25/2041(A)(E)	$2,049	$2,027
FHLMC STACR REMIC Trust, Ser 2021-HQA2, Cl M1
5.988%, SOFR30A + 0.700%, 12/25/2033(A)(E)	172	172
FHLMC STACR REMIC Trust, Ser 2021-HQA3, Cl M1
6.138%, SOFR30A + 0.850%, 09/25/2041(A)(E)	1,916	1,885
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
6.238%, SOFR30A + 0.950%, 12/25/2041(A)(E)	2,552	2,501
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.138%, SOFR30A + 1.850%, 01/25/2042(A)(E)	943	926
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.288%, SOFR30A + 1.000%, 01/25/2042(A)(E)	1,540	1,523
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.588%, SOFR30A + 1.300%, 02/25/2042(A)(E)	1,237	1,234
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.688%, SOFR30A + 2.400%, 02/25/2042(A)(E)	1,000	996
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1A
7.288%, SOFR30A + 2.000%, 04/25/2042(A)(E)	1,299	1,308
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.438%, SOFR30A + 2.150%, 09/25/2042(A)(E)	384	387
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1B
8.788%, SOFR30A + 3.500%, 03/25/2042(A)(E)	1,000	1,030
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
7.388%, SOFR30A + 2.100%, 03/25/2042(A)(E)	1,372	1,383
FHLMC STACR REMIC Trust, Ser 2022-HQA3, Cl M1A
7.588%, SOFR30A + 2.300%, 08/25/2042(A)(E)	454	459

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
8.396%, SOFR30A + 3.100%, 03/25/2043(A)(E)	$2,000	$2,023
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.788%, SOFR30A + 3.500%, 05/25/2043(A)(E)	2,000	2,040
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.288%, SOFR30A + 2.000%, 05/25/2043(A)(E)	1,859	1,867
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
6.352%, SOFR30A + 1.064%, 12/25/2030(A)(E)	1,233	1,230
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
6.352%, SOFR30A + 1.064%, 11/25/2048(A)(E)	387	385
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2022-HQA2, Cl M1A
7.938%, SOFR30A + 2.650%, 07/25/2042(A)(E)	192	196
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2022-HQA2, Cl M1B
9.288%, SOFR30A + 4.000%, 07/25/2042(A)(E)	1,000	1,043
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-DNA2, Cl M1A
7.396%, SOFR30A + 2.100%, 04/25/2043(A)(E)	1,043	1,052
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-DNA2, Cl M1B
8.546%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,018
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-HQA2, Cl M1A
7.288%, SOFR30A + 2.000%, 06/25/2043(A)(E)	927	930
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl M2
3.902%, 07/25/2046(A)	341	317
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
10.402%, SOFR30A + 5.114%, 11/25/2024(A)	11	11
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.302%, SOFR30A + 6.014%, 10/25/2028(A)	105	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M1
6.188%, SOFR30A + 0.900%, 11/25/2041(A)(E)	$831	$829
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(E)(F)	46	42
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(E)	163	148
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(E)	725	606
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(E)	135	109
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(E)	470	367
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.000%, 03/10/2044(A)(E)(G)	786	–
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
6.785%, TSFR1M + 1.464%, 12/15/2036(A)(E)	500	488
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
6.835%, TSFR1M + 1.514%, 12/15/2036(A)(E)	1,000	975
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	782	662
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
4.366%, 01/25/2035(A)	43	39
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.866%, 04/25/2035(A)	128	117
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
5.603%, 08/19/2034(A)	774	755
Hawaii Hotel Trust, Ser 2019-MAUI, Cl E
7.517%, TSFR1M + 2.207%, 05/15/2038(A)(E)	1,000	978
Hilton Orlando Trust, Ser 2018-ORL, Cl B
6.658%, TSFR1M + 1.347%, 12/15/2034(A)(E)	1,000	987
HPLY Trust, Ser 2019-HIT, Cl B
6.781%, TSFR1M + 1.464%, 11/15/2036(A)(E)	383	378
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	183	149
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	148	116

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	$142	$116
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	364	357
Intown Mortgage Trust, Ser 2022-STAY, Cl A
7.799%, TSFR1M + 2.489%, 08/15/2039(A)(E)	1,500	1,501
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
6.518%, TSFR1M + 1.207%, 07/15/2036(A)(E)	1,000	985
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Cl A
3.287%, 01/10/2037(E)	1,000	947
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(E)	12,500	192
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
4.438%, 06/25/2035(A)	158	157
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
5.465%, 07/25/2035(A)	227	223
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.594%, 11/25/2033(A)	56	54
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
5.685%, 07/25/2035(A)	288	281
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
4.086%, 07/25/2035(A)	268	263
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.145%, 06/25/2037(A)	23	19
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.179%, TSFR1M + 0.864%, 04/25/2046(A)(E)	65	63
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
6.306%, TSFR1M + 0.996%, 05/15/2036(A)(E)	150	149
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
6.606%, TSFR1M + 1.295%, 05/15/2039(A)(E)	2,000	1,965
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.243%, 07/25/2035(A)	19	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	$665	$639
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
5.893%, 10/20/2029(A)	94	95
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
6.049%, TSFR1M + 0.734%, 10/25/2028(A)	273	252
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.387%, 12/25/2034(A)	457	425
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
4.154%, 02/25/2035(A)	260	242
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
4.154%, 02/25/2035(A)	350	318
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
4.154%, 02/25/2035(A)	1,265	1,178
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
4.325%, 07/25/2035(A)	245	124
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
4.307%, 01/25/2037(A)	443	440
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	120	110
MFA Trust, Ser 2020-NQM1, Cl A3
2.300%, 08/25/2049(A)(E)	850	760
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(E)	556	508
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(E)	37	34
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	70	63
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(E)	622	544
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(E)	1,098	907
MHP, Ser 2021-STOR, Cl A
6.126%, TSFR1M + 0.814%, 07/15/2038(A)(E)	105	103
MHP, Ser 2022-MHIL, Cl A
6.125%, TSFR1M + 0.815%, 01/15/2027(A)(E)	131	128
MHP, Ser 2022-MHIL, Cl B
6.425%, TSFR1M + 1.114%, 01/15/2027(A)(E)	1,943	1,895

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(E)	$80	$77
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	79	72
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.547%, 11/25/2034(A)	562	524
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
4.862%, 07/25/2034(A)	249	233
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.238%, 10/25/2034(A)	483	465
MortgageIT Trust, Ser 2005-1, Cl 2A
6.683%, TSFR1M + 1.364%, 02/25/2035(A)	171	164
MSCG Trust, Ser 2018-SELF, Cl A
6.258%, TSFR1M + 0.947%, 10/15/2037(A)(E)	1,330	1,323
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	116	109
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
6.929%, TSFR1M + 1.614%, 06/25/2057(A)(E)	946	941
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	306	287
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	451	423
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.479%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,843	1,791
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
6.329%, TSFR1M + 1.014%, 01/25/2048(A)(E)	1,005	978
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
6.179%, TSFR1M + 0.864%, 01/25/2048(A)(E)	1,625	1,578
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(E)	67	61
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	29	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(E)	$51	$45
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(E)	243	198
Oaktown Re VII, Ser 2021-2, Cl M1A
6.888%, SOFR30A + 1.600%, 04/25/2034(A)(E)	840	840
OBX Trust, Ser 2018-1, Cl A2
6.079%, TSFR1M + 0.764%, 06/25/2057(A)(E)	712	675
OBX Trust, Ser 2020-INV1, Cl A11
6.000%, TSFR1M + 1.014%, 12/25/2049(A)(E)	319	297
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(E)	1,376	1,070
OPG Trust, Ser 2021-PORT, Cl D
6.557%, TSFR1M + 1.245%, 10/15/2036(A)(E)	666	645
PKHL Commercial Mortgage Trust, Ser 2021-MF, Cl F
8.776%, TSFR1M + 3.464%, 07/15/2038(A)(E)	400	312
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(E)(F)	80	71
Radnor Re, Ser 2021-1, Cl M1B
6.988%, SOFR30A + 1.700%, 12/27/2033(A)(E)	979	978
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.221%, 08/25/2022(A)	419	191
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	17	16
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
6.229%, TSFR1M + 0.914%, 10/20/2027(A)	606	580
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
6.129%, TSFR1M + 0.814%, 09/20/2032(A)	230	216
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.969%, TSFR1M + 0.540%, 01/20/2035(A)	1,238	1,110
Sequoia Mortgage Trust, Ser 2004-3, Cl A
5.911%, TSFR6M + 0.500%, 05/20/2034(A)	167	167
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
5.124%, 06/20/2034(A)	687	606
SG Residential Mortgage Trust, Ser 2019-3, Cl A3
3.082%, 09/25/2059(A)(E)	1,412	1,371

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(E)	$259	$200
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,626	1,326
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	91	78
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	8	7
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	395	364
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(E)	45	40
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(E)	154	123
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
5.799%, TSFR1M + 0.484%, 07/25/2034(A)	683	674
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
4.674%, 04/25/2035(A)	545	493
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.862%, 04/25/2045(A)	673	636
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	1,354	1,144
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(E)	31	30
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(E)	19	19
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(E)	611	577
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.118%, TSFR1M + 0.714%, 02/25/2057(A)(E)	420	421
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	133	127
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(E)	633	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(E)	$866	$790
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
6.429%, TSFR1M + 1.114%, 10/25/2048(A)(E)	1,389	1,385
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
7.329%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	2,987
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	1,054	961
VASA Trust, Ser 2021-VASA, Cl B
6.676%, TSFR1M + 1.364%, 07/15/2039(A)(E)	1,000	725
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	653	570
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	681	553
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(E)(F)	19	19
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(E)	26	24
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(E)(F)	11	11
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(E)(F)	23	21
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(E)(F)	562	514
Verus Securitization Trust, Ser 2020-5, Cl A3
1.733%, 05/25/2065(E)(F)	872	798
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	782	663
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	160	136
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	97	82
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	131	101
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	670	523
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(E)	92	82
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	792	677

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	$77	$68
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(E)(F)	685	630
Verus Securitization Trust, Ser 2023-1, Cl A1
5.850%, 12/25/2067(E)(F)	914	904
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(E)(F)	941	932
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	372	329
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	1,031	935
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.245%, 10/25/2033(A)	519	487
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.613%, 08/25/2033(A)	529	488
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.855%, 09/25/2033(A)	553	511
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
4.279%, 03/25/2034(A)	1,059	1,037
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
5.275%, 10/25/2034(A)	347	315
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
4.190%, 01/25/2035(A)	883	801
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
5.830%, 12 Month Treas Avg + 1.400%, 04/25/2044(A)	1,236	1,183
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
5.268%, 08/25/2034(A)	1,375	1,296
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	33	32
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
5.615%, 07/25/2034(A)	118	122
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
4.517%, 10/25/2034(A)	567	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
8.100%, TSFR1M + 2.789%, 11/15/2027(A)(E)	$1,000	$999

		157,613
Total Mortgage-Backed Securities
(Cost $170,183) ($ Thousands)		161,625

ASSET-BACKED SECURITIES — 26.2%
Automotive — 5.8%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	240	240
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl E
2.560%, 11/15/2027 (E)	1,000	929
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (E)	67	66
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (E)	60	60
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (E)	135	135
AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl C
2.320%, 07/18/2025	55	55
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	344	339
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	550	534
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	285
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl B
0.680%, 10/19/2026	200	195
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	275	267
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	219	219
ARI Fleet Lease Trust, Ser 2019-A, Cl A3
2.530%, 11/15/2027 (E)	212	210

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (E)	$141	$140
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (E)	231	228
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (E)	151	148
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (E)	2,000	1,830
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (E)	125	125
BMW Vehicle Owner Trust, Ser 2023-A, Cl A2A
5.720%, 04/27/2026	95	95
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	92	92
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	160	160
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	120	120
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	82	77
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	39	36
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	107	98
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (E)	45	45
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	171	164
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/15/2032 (E)	203	202
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (E)	193	192
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (E)	5	5
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (E)	199	198

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (E)	$186	$182
Drive Auto Receivables Trust, Ser 2021-3, Cl B
1.110%, 05/15/2026	153	151
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (E)	27	27
DT Auto Owner Trust, Ser 2022-1A, Cl A
1.580%, 04/15/2026 (E)	182	180
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (E)	115	115
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (E)	220	219
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (E)	123	124
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A2
0.610%, 07/20/2026 (E)	104	102
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A1
5.330%, 03/20/2024 (E)	29	29
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A1
5.793%, 06/20/2024 (E)	129	129
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (E)	64	63
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	1,000	927
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A3
4.330%, 02/17/2026	154	154
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl A2
5.290%, 01/15/2025	24	24
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl A2
5.730%, 11/17/2025	120	120
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	32	32
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A2
5.870%, 11/17/2025	114	113
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	100	100
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	55	55

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (E)	$60	$57
Fifth Third Auto Trust, Ser 2023-1, Cl A1
5.618%, 08/15/2024	220	220
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	235	235
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (E)	610	584
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (E)	19	18
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (E)	215	209
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (E)	47	46
Flagship Credit Auto Trust, Ser 2022-3, Cl A3
4.550%, 04/15/2027 (E)	300	296
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (E)	190	189
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (E)	130	130
Ford Credit Auto Lease Trust, Ser 2021-B, Cl B
0.660%, 01/15/2025	150	148
Ford Credit Auto Owner Trust, Ser 2020-A, Cl B
2.050%, 09/15/2025	135	133
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A3
5.270%, 05/17/2027	2,000	1,991
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (E)	36	36
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (E)	9	9
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (E)	155	155
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/2027 (E)	1,500	1,426
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (E)	125	125
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (E)	165	165

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A4
1.960%, 02/20/2026	$100	$97
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A2
2.930%, 10/21/2024	52	52
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	49	49
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A1
5.452%, 05/20/2024	33	33
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	575	573
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	280	280
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A1
5.186%, 04/16/2024	40	40
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	115	115
Hertz Vehicle Financing LLC, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (E)	1,530	1,444
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/2026	275	274
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A2
5.710%, 03/18/2026	265	265
Hyundai Auto Lease Securitization Trust, Ser 2021-B, Cl A3
0.330%, 06/17/2024 (E)	19	19
Hyundai Auto Lease Securitization Trust, Ser 2021-B, Cl A4
0.380%, 08/15/2025 (E)	100	99
Hyundai Auto Lease Securitization Trust, Ser 2021-C, Cl A4
0.480%, 09/15/2025 (E)	230	225
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/2025 (E)	100	100
Hyundai Auto Receivables Trust, Ser 2020-B, Cl B
0.940%, 12/15/2025	125	121
Hyundai Auto Receivables Trust, Ser 2021-A, Cl A3
0.380%, 09/15/2025	354	347

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	$185	$185
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (E)	19	19
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl C
0.969%, 12/26/2028 (E)	233	226
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (E)	642	610
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (E)	107	105
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (E)	135	135
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (E)	155	149
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A1
5.835%, 05/15/2024 (E)	60	60
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A2
5.240%, 11/17/2025	150	149
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	75	75
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A2A
5.340%, 02/17/2026	105	105
Porsche Financial Auto Securitization Trust, Ser 2023-1A, Cl A1
5.365%, 05/22/2024 (E)	84	84
Santander Bank - SBCLN, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (E)	184	179
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (E)	673	672
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (E)	885	883
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl C
4.110%, 12/15/2025	103	103
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	8	8
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	1,425	1,339

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	$100	$99
Santander Drive Auto Receivables Trust, Ser 2023-2, Cl A2
5.870%, 03/16/2026	1,650	1,649
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	80	80
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	450	450
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (E)	175	166
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (E)	85	85
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (E)	110	110
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A2A
5.280%, 05/15/2026	115	115
Toyota Lease Owner Trust, Ser 2023-A, Cl A1
5.388%, 04/22/2024 (E)	3	3
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (E)	17	17
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (E)	68	68
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (E)	39	39
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/2026	1,759	1,695
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A1
5.498%, 06/20/2024	88	88
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (E)	175	166
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (E)	97	96
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (E)	150	150
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (E)	155	155

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (E)	$109	$109
World Omni Auto Receivables Trust, Ser 2020-C, Cl A4
0.610%, 10/15/2026	136	129
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A2A
5.470%, 11/17/2025	125	125
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	150	150
		31,470

Mortgage Related Securities — 0.2%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.927%, TSFR1M + 0.794%, 01/25/2035 (A)	13	12
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
7.304%, TSFR1M + 1.989%, 11/25/2050 (A)	414	433
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
6.329%, TSFR1M + 1.014%, 09/25/2034 (A)	666	663
		1,108

Other Asset-Backed Securities — 20.2%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (E)	1	1
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (E)	10	10
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (E)	46	45
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (E)	49	48
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (E)	38	37
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	700	614
Allegro CLO V, Ser 2021-1A, Cl AR
6.520%, TSFR3M + 1.212%, 10/16/2030 (A)(E)	942	938

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Allegro CLO VII, Ser 2018-1A, Cl D
8.420%, TSFR3M + 3.112%, 06/13/2031 (A)(E)	$400	$373
AMMC CLO XI, Ser 2018-11A, Cl BR2
7.231%, TSFR3M + 1.862%, 04/30/2031 (A)(E)	1,000	983
AMMC CLO XI, Ser 2018-11A, Cl CR2
7.531%, TSFR3M + 2.162%, 04/30/2031 (A)(E)	700	673
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (E)	73	71
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (E)	1,000	1,002
Apidos CLO XII, Ser 2018-12A, Cl AR
6.650%, TSFR3M + 1.342%, 04/15/2031 (A)(E)	723	720
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.598%, TSFR3M + 1.272%, 04/20/2031 (A)(E)	409	407
Apidos CLO XVIII, Ser 2018-18A, Cl A1
6.747%, TSFR3M + 1.402%, 10/22/2030 (A)(E)	750	749
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	102	90
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
6.826%, TSFR3M + 1.462%, 05/15/2030 (A)(E)	725	707
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (E)	49	48
Atrium XIII, Ser 2017-13A, Cl B
7.107%, TSFR3M + 1.762%, 11/21/2030 (A)(E)	700	686
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (E)	144	142
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
6.567%, TSFR3M + 0.960%, 04/23/2031 (A)(E)	447	446
Ballyrock CLO, Ser 2018-1A, Cl A1
6.588%, TSFR3M + 1.262%, 04/20/2031 (A)(E)	703	700
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	653	562
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.520%, TSFR3M + 1.212%, 10/15/2030 (A)(E)	381	378
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (E)	190	183

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (E)	$115	$114
BlueMountain CLO XXIII, Ser 2018-23A, Cl C
7.738%, TSFR3M + 2.412%, 10/20/2031 (A)(E)	800	784
BlueMountain Fuji US CLO II, Ser 2017-2A, Cl C
8.588%, TSFR3M + 3.262%, 10/20/2030 (A)(E)	400	353
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
6.038%, SOFR30A + 0.750%, 01/25/2070 (A)(E)	1,469	1,459
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
6.338%, SOFR30A + 1.050%, 11/25/2069 (A)(E)	849	836
BRE Grand Islander Timeshare Issuer LLC, Ser 2017-1A, Cl A
2.940%, 05/25/2029 (E)	1,281	1,252
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	639	601
BSPRT Issuer, Ser 2022-FL8, Cl A
6.689%, SOFR30A + 1.500%, 02/15/2037 (A)(E)	275	271
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
6.951%, TSFR3M + 1.587%, 05/15/2031 (A)(E)	1,000	985
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl A2
7.170%, TSFR3M + 1.862%, 07/15/2030 (A)(E)	500	491
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.568%, TSFR3M + 1.242%, 07/20/2031 (A)(E)	294	292
Carlyle US CLO, Ser 2021-2A, Cl A1R
6.638%, TSFR3M + 1.312%, 07/20/2031 (A)(E)	1,450	1,442
Carlyle US CLO, Ser 2021-2A, Cl A2R
7.188%, TSFR3M + 1.862%, 07/20/2031 (A)(E)	1,000	983
Carlyle US CLO, Ser 2021-3A, Cl BR
7.588%, TSFR3M + 2.000%, 07/20/2029 (A)(E)	500	485
CARS-DB4 LP, Ser 2020-1A, Cl B1
4.170%, 02/15/2050 (E)	400	374
Catskill Park CLO, Ser 2017-1A, Cl A1B
6.938%, TSFR3M + 1.612%, 04/20/2029 (A)(E)	1,000	997

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (E)	$18	$18
Cedar Funding X CLO, Ser 2021-10A, Cl CR
7.638%, TSFR3M + 2.312%, 10/20/2032 (A)(E)	450	444
CIFC Funding, Ser 2017-5A, Cl B
7.420%, TSFR3M + 2.112%, 11/16/2030 (A)(E)	500	489
CIFC Funding, Ser 2018-3A, Cl AR
6.452%, TSFR3M + 1.132%, 04/19/2029 (A)(E)	717	715
CIFC Funding, Ser 2018-4A, Cl A1
6.720%, TSFR3M + 1.412%, 10/17/2031 (A)(E)	700	697
CIFC Funding, Ser 2021-1A, Cl AR
6.688%, TSFR3M + 1.362%, 04/20/2032 (A)(E)	1,000	996
CNH Equipment Trust, Ser 2020-A, Cl A4
1.510%, 04/15/2027	200	196
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	70	70
Crown City CLO IV, Ser 2022-4A, Cl D
13.226%, TSFR3M + 7.900%, 10/20/2033 (A)(E)	500	486
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	360	338
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (E)	104	102
Dell Equipment Finance Trust, Ser 2023-1, Cl A2
5.650%, 09/22/2028 (E)	1,490	1,487
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (E)	100	100
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
7.238%, TSFR3M + 1.912%, 10/20/2028 (A)(E)	767	764
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (E)	64	62
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	349
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (E)	90	90
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (E)	283	268
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (E)	50	50
DLLMT LLC, Ser 2023-1A, Cl A1
5.533%, 05/20/2024 (E)	98	98
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (E)	95	95

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (E)	$125	$124
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	1,158	1,072
DRIVEN BRANDS FUNDING LLC, Ser 2019-1A, Cl A2
4.641%, 04/20/2049 (E)	955	903
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
6.402%, SOFR30A + 1.114%, 01/27/2070 (A)(E)	556	547
Elara HGV Timeshare Issuer LLC, Ser 2017-A, Cl A
2.690%, 03/25/2030 (E)	270	259
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	838	779
Elevation CLO, Ser 2017-2A, Cl A1R
6.800%, TSFR3M + 1.492%, 10/15/2029 (A)(E)	970	968
ExteNet LLC, Ser 2019-1A, Cl A2
3.204%, 07/25/2049 (E)	2,000	1,924
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (E)	23	22
Five Guys Funding LLC, Ser 2017-1A, Cl A2
4.600%, 07/25/2047 (E)	761	746
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	962	952
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (E)	208	204
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
6.498%, TSFR3M + 1.172%, 11/20/2030 (A)(E)	249	248
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A1
5.519%, 06/14/2024 (E)	99	99
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (E)	1,100	1,091
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/2028 (E)	268	267
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	942	894
Hilton Grand Vacations Trust, Ser 2023-1A, Cl B
6.110%, 01/25/2038 (E)	1,500	1,500
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (E)	445	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR4, Cl C
6.826%, TSFR1M + 1.514%, 01/17/2038 (A)(E)	$2,000	$1,994
ITE Rail Fund Levered, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	541	463
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
6.463%, TSFR1M + 1.050%, 11/25/2050 (A)	1,316	1,312
Kentucky Higher Education Student Loan, Ser 2021-1, Cl A1B
6.209%, TSFR1M + 0.894%, 03/25/2051 (A)	2,386	2,365
KKR CLO 12, Ser 2018-12, Cl AR2A
6.705%, TSFR3M + 1.397%, 10/15/2030 (A)(E)	433	432
KKR CLO 20, Ser 2017-20, Cl B
7.120%, TSFR3M + 1.812%, 10/16/2030 (A)(E)	636	628
KKR CLO 21, Ser 2018-21, Cl A
6.570%, TSFR3M + 1.262%, 04/15/2031 (A)(E)	577	575
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (E)	275	275
LCM XXIV, Ser 2021-24A, Cl AR
6.568%, TSFR3M + 1.242%, 03/20/2030 (A)(E)	217	216
Madison Park Funding XIX, Ser 2020-19A, Cl A2R2
7.107%, TSFR3M + 1.762%, 01/22/2028 (A)(E)	600	596
Madison Park Funding XLI, Ser 2017-12A, Cl DR
8.407%, TSFR3M + 3.062%, 04/22/2027 (A)(E)	500	497
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.595%, TSFR3M + 1.262%, 07/21/2030 (A)(E)	241	241
Madison Park Funding XXIV, Ser 2019-24A, Cl BR
7.338%, TSFR3M + 2.012%, 10/20/2029 (A)(E)	1,250	1,237
Magnetite XV, Ser 2018-15A, Cl CR
7.413%, TSFR3M + 2.062%, 07/25/2031 (A)(E)	500	495
Magnetite XVIII, Ser 2018-18A, Cl BR
7.126%, TSFR3M + 1.762%, 11/15/2028 (A)(E)	1,000	984
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (E)	13	13

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (E)	$153	$153
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (E)	183	183
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (E)	400	382
MF1, Ser 2022-FL8, Cl A
6.664%, TSFR1M + 1.350%, 02/19/2037 (A)(E)	250	246
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
6.179%, TSFR1M + 0.864%, 01/25/2061 (A)	738	728
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
6.129%, TSFR1M + 0.814%, 03/25/2061 (A)	2,293	2,258
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (E)	208	202
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (E)	145	145
Mountain View CLO LLC, Ser 2020-1A, Cl AR
6.660%, TSFR3M + 1.352%, 10/16/2029 (A)(E)	692	690
Navient Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 12/16/2058 (E)	68	67
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
6.425%, TSFR1M + 1.114%, 04/15/2069 (A)(E)	1,001	989
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	347	320
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	608	552
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
6.002%, SOFR30A + 0.714%, 12/26/2069 (A)(E)	990	978
Navient Student Loan Trust, Ser 2021-2A, Cl A1B
5.952%, SOFR30A + 0.664%, 02/25/2070 (A)(E)	1,438	1,396
Neuberger Berman CLO XIV, Ser 2020-14A, Cl BR2
7.127%, TSFR3M + 1.762%, 01/28/2030 (A)(E)	1,000	992

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
6.502%, TSFR3M + 1.192%, 10/18/2029 (A)(E)	$576	$572
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.492%, TSFR3M + 1.182%, 10/18/2030 (A)(E)	390	388
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
6.628%, TSFR3M + 1.302%, 04/20/2031 (A)(E)	1,000	996
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
6.629%, TSFR1M + 1.314%, 09/25/2060 (A)	626	628
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (E)	96	92
Oxford Finance Funding LLC, Ser 2019-1A, Cl A2
4.459%, 02/15/2027 (E)	89	89
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (E)	397	383
Palmer Square CLO, Ser 2022-3A, Cl A1
7.126%, TSFR3M + 1.800%, 07/20/2035 (A)(E)	1,450	1,452
Palmer Square Loan Funding, Ser 2021-2A, Cl A2
6.891%, TSFR3M + 1.512%, 05/20/2029 (A)(E)	250	247
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
6.388%, TSFR3M + 1.062%, 07/20/2029 (A)(E)	1,998	1,988
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.370%, TSFR3M + 1.062%, 10/15/2029 (A)(E)	432	430
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
7.208%, TSFR3M + 1.900%, 10/15/2030 (A)(E)	1,460	1,448
PFS Financing, Ser 2020-E, Cl A
1.000%, 10/15/2025 (E)	1,000	994
PFS Financing, Ser 2021-A, Cl A
0.710%, 04/15/2026 (E)	300	290
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (E)	1,000	951
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (E)	1,060	1,026

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prodigy Finance DAC, Ser 2021-1A, Cl A
6.679%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	$808	$797
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
8.000%, Prime Rate + -0.500%, 12/27/2044 (A)(E)	279	268
Regatta X Funding, Ser 2017-3A, Cl B
7.020%, TSFR3M + 1.712%, 01/17/2031 (A)(E)	1,250	1,231
Saratoga Investment Senior Loan Fund, Ser 2022-1A, Cl D
11.936%, TSFR3M + 6.610%, 10/20/2033 (A)(E)	300	301
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (E)	32	31
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
6.175%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	1,198	1,186
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
6.425%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	707	701
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2B
6.280%, TSFR1M + 0.964%, 09/15/2054 (A)(E)	1,922	1,896
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
6.280%, TSFR1M + 0.964%, 09/15/2054 (A)(E)	1,849	1,826
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
6.155%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	1,828	1,799
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (E)	7	7
Sound Point CLO XXIII, Ser 2021-2A, Cl X
6.270%, TSFR3M + 0.962%, 07/15/2034 (A)(E)	320	320
STAR Trust, Ser 2021-SFR1, Cl C
6.476%, TSFR1M + 1.164%, 04/17/2038 (A)(E)	1,000	975
STAR Trust, Ser 2021-SFR1, Cl D
6.726%, TSFR1M + 1.414%, 04/17/2038 (A)(E)	1,000	965
STAR Trust, Ser 2021-SFR2, Cl C
7.025%, TSFR1M + 1.714%, 01/17/2024 (A)(E)	3,000	2,956

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Stratus CLO, Ser 2022-1A, Cl B
7.676%, TSFR3M + 2.350%, 07/20/2030 (A)(E)	$1,090	$1,092
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
6.429%, TSFR1M + 1.114%, 09/25/2034 (A)	2,226	2,158
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
6.353%, TSFR1M + 1.054%, 09/25/2034 (A)	732	701
Symphony Static CLO I, Ser 2021-1A, Cl A
6.443%, TSFR3M + 1.092%, 10/25/2029 (A)(E)	1,081	1,073
Symphony Static CLO I, Ser 2021-1A, Cl B
7.063%, TSFR3M + 1.712%, 10/25/2029 (A)(E)	250	247
TAL Advantage VII LLC, Ser 2020-1A, Cl A
2.050%, 09/20/2045 (E)	694	613
TCI-Flatiron CLO, Ser 2017-1A, Cl B
7.198%, TSFR3M + 1.822%, 11/18/2030 (A)(E)	500	493
TIAA CLO I, Ser 2018-1A, Cl AR
6.788%, TSFR3M + 1.462%, 07/20/2031 (A)(E)	2,000	1,990
TICP CLO IX, Ser 2018-9A, Cl A
6.728%, TSFR3M + 1.402%, 01/20/2031 (A)(E)	678	676
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	797	666
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(E)	703	656
Tricon American Homes Trust, Ser 2017-SFR2, Cl E
4.216%, 01/17/2036 (E)	1,500	1,483
Trimaran Cavu, Ser 2019-1A, Cl D
9.738%, TSFR3M + 4.412%, 07/20/2032 (A)(E)	600	575
Trinity Rail Leasing LLC, Ser 2021-1A, Cl A
2.260%, 07/19/2051 (E)	459	389
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (E)	51	51
Verdant Receivables LLC, Ser 2023-1A, Cl A1
5.822%, 08/12/2024 (E)	100	100
Verizon Owner Trust, Ser 2020-C, Cl B
0.670%, 04/21/2025	750	738
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.460%, TSFR3M + 0.950%, 06/20/2029 (A)(E)	105	105
Voya CLO, Ser 2018-3A, Cl A2R
6.972%, TSFR3M + 1.662%, 10/18/2031 (A)(E)	818	800

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2020-2A, Cl A1RR
6.590%, TSFR3M + 1.282%, 04/17/2030 (A)(E)	$227	$226
VSE VOI Mortgage LLC, Ser 2017-A, Cl A
2.330%, 03/20/2035 (E)	340	333
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (E)	436	428
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	945	927
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	690	605
		110,248

Total Asset-Backed Securities
(Cost $143,638) ($ Thousands)		142,826

CORPORATE OBLIGATIONS — 4.6%
Consumer Discretionary — 0.8%
AutoZone
5.050%, 07/15/2026	150	149
Ford Motor Credit LLC
6.950%, 03/06/2026	800	802
6.950%, 06/10/2026	400	400
General Motors Financial
5.922%, U.S. SOFR + 0.620%, 10/15/2024 (A)	600	598
LBM Acquisition LLC
6.250%, 01/15/2029 (E)	1,358	1,185
Nordstrom
2.300%, 04/08/2024	160	155
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (E)	825	790

		4,079

Energy — 0.2%
Enbridge
5.974%, SOFRINDX + 0.630%, 02/16/2024 (A)	250	250
Energy Transfer
4.250%, 04/01/2024	200	198
Gray Oak Pipeline LLC
2.000%, 09/15/2023 (E)	89	89
Occidental Petroleum
5.875%, 09/01/2025	175	175
ONEOK
5.550%, 11/01/2026	200	200
Ovintiv
5.650%, 05/15/2025	175	174
Williams
5.400%, 03/02/2026	125	125

		1,211

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 1.9%
American Tower Trust #1
3.652%, 03/23/2028 (E)	$315	$292
Athene Global Funding
6.044%, SOFRINDX + 0.700%, 05/24/2024 (A)(E)	450	447
2.514%, 03/08/2024 (E)	300	294
Bank of America
5.650%, 08/18/2025	250	251
Bank of America MTN
6.003%, U.S. SOFR + 0.660%, 02/04/2025 (A)	195	195
Bank of Montreal MTN
0.400%, 09/15/2023	275	275
Bank of New York Mellon MTN
0.500%, 04/26/2024	550	532
Blackstone Private Credit Fund
2.350%, 11/22/2024	235	222
Brighthouse Financial Global Funding MTN
6.054%, U.S. SOFR + 0.760%, 04/12/2024 (A)(E)	315	313
1.000%, 04/12/2024 (E)	400	388
Capital One Financial
6.035%, U.S. SOFR + 0.690%, 12/06/2024 (A)	275	272
Charles Schwab
5.875%, 08/24/2026	150	151
Citigroup
6.011%, U.S. SOFR + 0.669%, 05/01/2025 (A)	300	300
Credit Suisse NY
4.750%, 08/09/2024	300	296
Deutsche Bank NY
6.563%, U.S. SOFR + 1.219%, 11/16/2027 (A)	325	308
5.843%, U.S. SOFR + 0.500%, 11/08/2023 (A)	400	400
0.962%, 11/08/2023	225	223
Goldman Sachs Group
5.798%, U.S. SOFR + 1.075%, 08/10/2026 (A)	175	174
HSBC Holdings PLC
5.924%, U.S. SOFR + 0.580%, 11/22/2024 (A)	275	275
JPMorgan Chase
6.207%, U.S. SOFR + 0.885%, 04/22/2027 (A)	475	474
Macquarie Group MTN
6.010%, U.S. SOFR + 0.710%, 10/14/2025 (A)(E)	300	298
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (E)	350	282

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Markets
5.873%, U.S. SOFR + 0.530%, 08/12/2024 (A)(E)	$340	$339
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	125
Royal Bank of Canada MTN
2.550%, 07/16/2024	425	414
SBA Tower Trust
6.599%, 01/15/2028 (E)	1,000	1,015
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/08/2024 (E)	385	374
Societe Generale
6.369%, U.S. SOFR + 1.050%, 01/21/2026 (A)(E)	275	273
Toronto-Dominion Bank
6.000%, 08/15/2024	250	250
Toronto-Dominion Bank MTN
5.793%, U.S. SOFR + 0.590%, 09/10/2026 (A)	300	297
5.700%, U.S. SOFR + 0.355%, 03/04/2024 (A)	150	150
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (E)	350	336
Wells Fargo Bank
5.550%, 08/01/2025	250	250

		10,485

Health Care — 0.1%
Baxter International
5.786%, SOFRINDX + 0.440%, 11/29/2024 (A)	275	273
Global Medical Response
6.500%, 10/01/2025 (E)	462	319
HCA
5.375%, 02/01/2025	200	199

		791

Industrials — 0.7%
Allegiant Travel
7.250%, 08/15/2027 (E)	922	902
Boeing
1.950%, 02/01/2024	250	246
Chart Industries
9.500%, 01/01/2031 (E)	435	469
7.500%, 01/01/2030 (E)	448	459
CP Atlas Buyer
7.000%, 12/01/2028 (E)	710	596
DAE Funding LLC MTN
1.550%, 08/01/2024 (E)	205	196
Emerald Debt Merger Sub LLC
6.625%, 12/15/2030 (E)	300	295
Trident TPI Holdings
12.750%, 12/31/2028 (E)	675	702

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XPO
6.250%, 06/01/2028 (E)	$187	$183

		4,048

Information Technology — 0.1%
Cloud Software Group
6.500%, 03/31/2029 (E)	54	48
Hewlett Packard Enterprise
5.900%, 10/01/2024	75	75
Sprint LLC
7.125%, 06/15/2024	175	177

		300

Materials — 0.3%
Chemours
4.625%, 11/15/2029 (E)	700	582
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (E)	816	596
Tronox
4.625%, 03/15/2029 (E)	550	453
Vulcan Materials
5.800%, 03/01/2026	150	150

		1,781

Real Estate — 0.2%
VICI Properties
4.625%, 06/15/2025 (E)	1,000	968

Utilities — 0.3%
American Electric Power
5.699%, 08/15/2025	150	150
Mississippi Power
5.556%, U.S. SOFR + 0.300%, 06/28/2024 (A)	195	194
Monongahela Power
4.100%, 04/15/2024 (E)	120	119
NextEra Energy Capital Holdings
6.051%, 03/01/2025	60	60
5.749%, 09/01/2025	100	100
4.255%, 09/01/2024	275	271
Pacific Gas and Electric
3.250%, 02/16/2024	200	197
1.700%, 11/15/2023	125	124
Vistra Operations LLC
5.000%, 07/31/2027 (E)	370	348

		1,563

Total Corporate Obligations
(Cost $26,318) ($ Thousands)		25,226

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bills
5.399%, 12/19/2023 (H)	$600	$590
5.393%, 01/18/2024 (H)	750	735
5.364%, 11/21/2023 (H)	575	568
5.353%, 11/14/2023 (H)	550	544
5.320%, 10/19/2023 (H)	575	571
5.298%, 09/19/2023 (H)	425	424
5.274%, 09/12/2023 (H)	200	200
5.014%, 11/09/2023 (H)	531	525
U.S. Treasury Notes
2.375%, 02/29/2024	1,250	1,231

Total U.S. Treasury Obligations
(Cost $5,394) ($ Thousands)		5,388

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB
5.550%, 07/19/2024	300	299
5.460%, 07/19/2024	300	299
5.310%, 05/22/2024	1,430	1,425
5.000%, 11/09/2023	185	185
4.875%, 11/07/2023	15	15

Total U.S. Government Agency Obligations
(Cost $2,230) ($ Thousands)		2,223

COMMERCIAL PAPER — 0.2%
Commercial Paper — 0.2%
Australia & New Zealand Banking Group
5.619%, 12/12/2023 (H)	275	271
Fairway Finance Co
5.777%, 02/14/2024 (H)	250	243
Old Line Funding LLC
5.723%, 02/13/2024 (H)	300	292
Societe Generale
5.433%, 01/18/2024 (H)	300	294

Total Commercial Paper
(Cost $1,101) ($ Thousands)		1,100

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois Finance Authority, RB
6.535%, 07/01/2024	75	75

Total Municipal Bond

(Cost $75) ($ Thousands)		75

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	19,672,382	$19,672

Total Cash Equivalent
(Cost $19,672) ($ Thousands)		19,672

Total Investments in Securities — 101.3%
(Cost $566,139) ($ Thousands)		$552,002

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Opportunistic Income Fund (Concluded)

A list of the open future contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 2-Year Treasury Notes	(22)	Dec-2023	$(4,470)	$(4,484)	$(14)
U.S. 10-Year Treasury Notes	(29)	Dec-2023	(3,192)	(3,220)	(28)
			$(7,662)	$(7,704)	$(42)

Percentages are based on Net Assets of $544,957 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is in default on interest payment.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $258,879 ($ Thousands), representing 47.5% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	No interest rate available.
(H)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$33,741	$39,600	($53,669)	$ —	$ —	$19,672	$276	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 43.4%
Agency Mortgage-Backed Obligations — 37.4%
FHLMC
7.500%, 08/01/2030 to 12/01/2036	$148	$151
7.000%, 05/01/2024 to 03/01/2039	42	44
6.500%, 10/01/2031 to 05/01/2053	6,910	7,036
6.000%, 01/01/2028 to 06/01/2053	13,748	13,831
5.500%, 02/01/2035 to 07/01/2053	21,298	21,088
5.000%, 08/01/2033 to 06/01/2053	19,240	18,697
4.600%, 02/01/2030	400	387
4.500%, 11/01/2025 to 12/01/2052	15,934	15,325
4.000%, 09/01/2032 to 02/01/2053	26,117	24,562
3.500%, 03/01/2033 to 06/01/2052	45,137	41,384
3.000%, 03/01/2031 to 05/01/2052	74,381	65,164
2.500%, 10/01/2031 to 05/01/2052	169,167	142,108
2.000%, 06/01/2040 to 05/01/2052	154,079	125,905
0.000%, 12/14/2029(A)	2,887	2,188
0.000%, 07/15/2031(A)	600	420
1.500%, 11/01/2040 to 05/01/2051	36,229	27,843
FHLMC ARM
7.042%, ICE LIBOR USD 12 Month + 1.650%, 03/01/2043(B)	164	164
6.881%, ICE LIBOR USD 12 Month + 1.635%, 07/01/2043(B)	101	101
6.836%, ICE LIBOR USD 12 Month + 1.637%, 09/01/2045(B)	1,633	1,639
6.818%, ICE LIBOR USD 12 Month + 1.642%, 08/01/2043(B)	179	179
6.336%, ICE LIBOR USD 12 Month + 1.683%, 02/01/2043(B)	270	273
5.824%, ICE LIBOR USD 12 Month + 1.722%, 01/01/2044(B)	386	387
5.616%, ICE LIBOR USD 12 Month + 1.770%, 09/01/2042(B)	188	192
5.516%, ICE LIBOR USD 12 Month + 2.330%, 05/01/2036(B)	26	25
5.504%, ICE LIBOR USD 12 Month + 1.642%, 10/01/2043(B)	217	220
5.391%, ICE LIBOR USD 12 Month + 1.688%, 09/01/2047(B)	1,105	1,107
5.311%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2043(B)	163	164
5.252%, SOFR30A + 2.283%, 06/01/2053(B)	861	849
5.250%, ICE LIBOR USD 12 Month + 1.637%, 04/01/2048(B)	2,315	2,316
5.120%, SOFR30A + 2.216%, 08/01/2053(B)	792	779
4.661%, ICE LIBOR USD 12 Month + 1.637%, 03/01/2049(B)	932	929
4.299%, SOFR30A + 2.130%, 07/01/2052(B)	1,203	1,153
4.197%, SOFR30A + 2.304%, 05/01/2053(B)	3,812	3,668

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.193%, ICE LIBOR USD 12 Month + 1.926%, 12/01/2036(B)	$38	$38
4.191%, ICE LIBOR USD 12 Month + 1.605%, 09/01/2043(B)	103	104
4.123%, SOFR30A + 2.380%, 09/01/2052(B)	698	664
4.118%, SOFR30A + 2.191%, 10/01/2052(B)	9,106	8,512
3.986%, SOFR30A + 2.140%, 08/01/2052(B)	1,408	1,312
3.913%, SOFR30A + 2.130%, 07/01/2052(B)	1,020	965
3.845%, ICE LIBOR USD 12 Month + 1.595%, 10/01/2036(B)	10	10
3.151%, ICE LIBOR USD 12 Month + 1.611%, 10/01/2043(B)	202	205
3.139%, ICE LIBOR USD 12 Month + 1.640%, 11/01/2048(B)	1,143	1,104
3.099%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(B)	758	718
3.008%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(B)	2,678	2,506
2.873%, ICE LIBOR USD 12 Month + 1.640%, 05/01/2049(B)	646	631
2.871%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(B)	949	899
2.104%, H15T5Y + 1.285%, 03/01/2047(B)	461	435
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(B)	2,000	133
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	800
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	605	585
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl X1, IO
0.706%, 03/25/2029(B)	3,869	103
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
1.092%, 05/25/2029(B)	3,848	162
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.014%, 06/25/2029(B)	2,975	122
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029(B)	6,800	389
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl XAM, IO
1.374%, 06/25/2029(B)	700	42

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K101, Cl X1, IO
0.947%, 10/25/2029(B)	$1,684	$69
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.477%, 01/25/2030(B)	3,480	238
FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Cl A2
1.558%, 04/25/2030	900	737
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.612%, 03/25/2031(B)	16,865	509
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.444%, 09/25/2031(B)	15,342	350
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.403%, 03/25/2032(B)	6,796	145
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.450%, 04/25/2055(B)	6,993	174
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.430%, 06/25/2055(B)	7,489	178
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.488%, 06/25/2032(B)	9,987	276
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.403%, 08/25/2032(B)	10,984	241
FHLMC Multifamily Structured Pass Through Certificates, Ser K-151, Cl X1, IO
0.330%, 10/25/2032(B)	18,997	318
FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Cl X1, IO
0.693%, 12/25/2035(B)	15,852	725
FHLMC Multifamily Structured Pass Through Certificates, Ser K-152, Cl X1, IO
0.301%, 11/25/2032(B)	12,996	193
FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Cl X1, IO
0.578%, 02/25/2036(B)	4,984	192
FHLMC Multifamily Structured Pass Through Certificates, Ser K-154, Cl X1, IO
0.527%, 01/25/2033(B)	6,499	194
FHLMC Multifamily Structured Pass Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033(B)	4,400	4,087
FHLMC Multifamily Structured Pass Through Certificates, Ser K726, Cl X1, IO
1.042%, 04/25/2024(B)	8,734	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Cl X1, IO
1.410%, 07/25/2026(B)	$961	$28
FHLMC Multifamily Structured Pass Through Certificates, Ser K737, Cl X1, IO
0.747%, 10/25/2026(B)	8,289	127
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.653%, 12/25/2027(B)	2,987	59
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.867%, 03/25/2028(B)	6,184	146
FHLMC Multifamily Structured Pass Through Certificates, Ser K748, Cl A2
2.260%, 01/25/2029(B)	1,000	880
FHLMC Multifamily Structured Pass Through Certificates, Ser K750, Cl A2
3.000%, 09/25/2029	100	91
FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Cl A2
4.412%, 03/25/2030	400	390
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.365%, 06/25/2027(B)	1,449	38
FHLMC Multifamily Structured Pass Through Certificates, Ser KG08, Cl A2
4.134%, 05/25/2033(B)	2,440	2,305
FHLMC Multifamily Structured Pass Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	994
FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(B)	1,395	1,137
FHLMC Multifamily Structured Pass Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	1,825	1,715
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	512	528
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	5	5
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	44	45
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	16	16
FHLMC REMIC CMO, Ser 2003-2671, Cl S
5.036%, 09/15/2033(B)	23	23
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	44	42
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	106	104
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	464	477

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	$2	$2
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
0.727%, 05/15/2038(B)	33	2
FHLMC REMIC CMO, Ser 2009-3546, Cl A
4.342%, 02/15/2039(B)	31	31
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
0.927%, 01/15/2040(B)	48	4
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
0.647%, 05/15/2041(B)	276	13
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	213	196
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
1.307%, 04/15/2042(B)	26	2
FHLMC REMIC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	2,071	1,857
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	759	694
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	946	883
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	709	601
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	193	18
FHLMC REMIC CMO, Ser 2012-4122, Cl FP
5.703%, SOFR30A + 0.514%, 10/15/2042(B)	851	821
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	2,128	1,998
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	142	23
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	562	470
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	506	398
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
5.803%, SOFR30A + 0.614%, 08/15/2043(B)	2,167	2,091
FHLMC REMIC CMO, Ser 2013-4248, Cl FT
5.803%, SOFR30A + 0.614%, 09/15/2043(B)	742	720
FHLMC REMIC CMO, Ser 2013-4286, Cl VF
5.753%, SOFR30A + 0.564%, 12/15/2043(B)	1,574	1,523
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	1,003	865
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	123	122

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	$3,713	$3,389
FHLMC REMIC CMO, Ser 2016-4614, Cl FG
5.803%, SOFR30A + 0.614%, 09/15/2046(B)	853	820
FHLMC REMIC CMO, Ser 2016-4631, Cl FA
5.803%, SOFR30A + 0.614%, 11/15/2046(B)	1,419	1,365
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	831	737
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	1,047	959
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,281	1,142
FHLMC REMIC CMO, Ser 2018-4793, Cl FD
5.603%, SOFR30A + 0.414%, 06/15/2048(B)	327	310
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	271	236
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
5.603%, SOFR30A + 0.414%, 09/15/2048(B)	682	652
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	3,413	3,187
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	127	111
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,134	1,014
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
5.802%, SOFR30A + 0.514%, 08/25/2049(B)	657	633
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,433	1,273
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,443	1,251
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	822	679
FHLMC REMIC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	2,643	2,039
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	467	371
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
5.852%, SOFR30A + 0.564%, 07/25/2050(B)	6,014	5,717
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,761	284
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
5.752%, SOFR30A + 0.464%, 08/25/2050(B)	1,287	1,214
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	397	60

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	$1,110	$190
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	6,422	1,133
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	485	77
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	835	110
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	285	49
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,350	212
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	527	76
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	5,650	1,033
FHLMC REMIC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,277	148
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,315	1,827
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	719	612
FHLMC REMIC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	1,499	1,252
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,215	1,040
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
5.488%, SOFR30A + 0.200%, 06/25/2051(B)	1,829	1,705
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,279	1,004
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,585	224
FHLMC REMIC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	915	731
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	2,074	1,780
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,289	1,110
FHLMC REMIC CMO, Ser 2021-5182, Cl D
2.500%, 11/25/2043	6,179	5,508
FHLMC REMIC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	915	793

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	$165	$147
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,859	1,630
FHLMC REMIC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	1,871	1,616
FHLMC REMIC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	756	100
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	1,001	887
FHLMC REMIC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	833	715
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,913	1,667
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,600	1,438
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,884	2,684
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,783
FHLMC REMIC CMO, Ser 2023-5300, Cl C
2.000%, 09/25/2047	2,496	2,258
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
6.003%, SOFR30A + 0.814%, 10/15/2039(B)	2,515	2,516
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.788%, SOFR30A + 1.500%, 10/25/2041(B)(D)	2,300	2,252
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.288%, SOFR30A + 1.000%, 01/25/2042(B)(D)	3,041	3,008
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.588%, SOFR30A + 1.300%, 02/25/2042(B)(D)	1,763	1,759
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.688%, SOFR30A + 2.400%, 02/25/2042(B)(D)	1,010	1,006
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
8.188%, SOFR30A + 2.900%, 04/25/2042(B)(D)	2,850	2,899
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.488%, SOFR30A + 2.200%, 05/25/2042(B)(D)	414	419
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,556	1,396

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STRIPS CMO, Ser 2012-271, Cl F5
5.803%, SOFR30A + 0.614%, 08/15/2042(B)	$731	$707
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	782	707
FHLMC STRIPS CMO, Ser 2012-272, Cl F1
5.803%, SOFR30A + 0.614%, 08/15/2042(B)	1,155	1,117
FHLMC STRIPS CMO, Ser 2012-280, Cl F1
5.803%, SOFR30A + 0.614%, 09/15/2042(B)	1,174	1,136
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
0.697%, 12/15/2046(B)	448	40
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,192	1,938
FNMA
8.000%, 01/01/2030 to 06/01/2031	11	11
7.500%, 02/01/2031 to 11/01/2038	71	72
7.000%, 09/01/2026 to 02/01/2053	2,070	2,133
6.500%, 05/01/2027 to 05/01/2053	13,608	13,910
6.000%, 02/01/2032 to 07/01/2053	9,633	9,711
5.500%, 12/01/2033 to 05/01/2053	9,936	9,916
5.350%, 07/01/2033	100	101
5.340%, 09/01/2028	200	203
5.000%, 05/01/2034 to 05/01/2053	16,592	16,232
4.880%, 09/01/2028	200	201
4.870%, 03/01/2033	100	100
4.830%, 09/01/2028	1,000	990
4.740%, 06/01/2030	300	293
4.700%, 03/01/2033	400	395
4.690%, 01/01/2033	100	99
4.680%, 07/01/2033	100	99
4.580%, 01/01/2033	100	98
4.510%, 08/01/2033	500	486
4.500%, 04/01/2025 to 01/01/2059	36,337	34,974
4.480%, 05/01/2033	400	388
4.440%, 11/01/2032	200	194
4.420%, 03/01/2033 to 04/01/2033	200	193
4.410%, 12/01/2032	400	386
4.370%, 11/01/2032	400	386
4.360%, 02/01/2033	400	385
4.320%, 06/01/2033	200	192
4.270%, 10/01/2032	198	190
4.200%, 01/01/2029	1,665	1,600
4.185%, 07/01/2032	100	95
4.130%, 07/01/2032	100	95
4.060%, 07/01/2032	499	462
4.000%, 01/01/2027 to 06/01/2057	73,265	69,328
3.900%, 08/01/2032	200	182
3.890%, 07/01/2032	1,600	1,456
3.880%, 07/01/2032	98	92
3.860%, 07/01/2032	98	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.850%, 08/01/2032	$300	$272
3.840%, 07/01/2032	200	186
3.830%, 07/01/2032	200	185
3.820%, 07/01/2027	241	231
3.730%, 06/01/2032	100	92
3.670%, 06/01/2032	98	90
3.560%, 07/01/2032	200	182
3.520%, 06/01/2032	100	91
3.500%, 07/01/2031 to 06/01/2052	113,833	103,663
3.450%, 03/01/2029	114	106
3.380%, 05/01/2028	106	100
3.345%, 06/01/2032	200	179
3.310%, 03/01/2028	1,893	1,768
3.250%, 05/01/2029	116	107
3.200%, 02/01/2029	89	82
3.160%, 05/01/2029	311	285
3.020%, 05/01/2026	1,265	1,188
3.000%, 05/01/2029 to 07/01/2060	277,162	243,332
2.930%, 06/01/2030	169	152
2.810%, 04/01/2025	250	240
2.625%, 09/06/2024	510	496
2.500%, 03/01/2035 to 09/01/2061	169,954	142,815
2.455%, 04/01/2040	3,020	2,095
2.150%, 02/01/2032(B)	517	422
2.000%, 05/01/2036 to 04/01/2052	357,402	291,285
1.900%, 01/25/2036	3,503	2,515
0.000%, 11/15/2030(A)	8,487	6,138
1.850%, 09/01/2035	1,098	911
1.520%, 08/21/2035	3,816	2,652
1.500%, 10/01/2041 to 07/01/2051	42,116	32,991
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.220%, 01/25/2024(B)	2,578	–
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.157%, 01/25/2025(B)	57,014	46
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	118	105
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027(B)	160	150
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	544
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	431	401
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	317	295
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	548	510
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	170	145
FNMA ARM
6.953%, ICE LIBOR USD 12 Month + 1.560%, 03/01/2043(B)	26	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.743%, ICE LIBOR USD 12 Month + 1.560%, 06/01/2043(B)	$116	$116
6.057%, ICE LIBOR USD 12 Month + 1.653%, 01/01/2043(B)	113	114
4.674%, ICE LIBOR USD 12 Month + 1.582%, 01/01/2046(B)	1,190	1,195
4.652%, SOFR30A + 2.130%, 08/01/2052(B)	2,283	2,214
4.633%, SOFR30A + 2.123%, 08/01/2052(B)	2,239	2,142
4.629%, SOFR30A + 2.125%, 08/01/2052(B)	2,974	2,883
4.519%, SOFR30A + 2.120%, 11/01/2052(B)	1,088	1,060
4.372%, ICE LIBOR USD 12 Month + 1.578%, 06/01/2045(B)	462	465
4.355%, SOFR30A + 2.124%, 07/01/2052(B)	2,564	2,468
4.302%, SOFR30A + 2.125%, 08/01/2052(B)	2,687	2,582
4.249%, SOFR30A + 2.127%, 11/01/2052(B)	1,726	1,669
4.218%, SOFR30A + 2.370%, 09/01/2052(B)	699	670
4.169%, SOFR30A + 2.120%, 07/01/2052(B)	2,211	2,081
4.147%, SOFR30A + 2.132%, 10/01/2052(B)	4,971	4,790
4.136%, SOFR30A + 2.120%, 09/01/2052(B)	2,065	1,989
4.025%, ICE LIBOR USD 12 Month + 1.578%, 10/01/2043(B)	469	475
3.966%, SOFR30A + 2.120%, 08/01/2052(B)	602	563
3.810%, RFUCCT1Y + 1.560%, 12/01/2035(B)	8	8
3.679%, SOFR30A + 2.370%, 08/01/2052(B)	1,470	1,386
3.035%, ICE LIBOR USD 12 Month + 1.603%, 03/01/2050(B)	2,475	2,410
FNMA CMO, Ser 2019-79, Cl FA
5.902%, SOFR30A + 0.614%, 01/25/2050(B)	1,884	1,810
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	71	8
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	99	15
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	317	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	$310	$9
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	265	40
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	317	57
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	270	10
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,071	949
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,509	1,389
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	2,872	528
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	3	3
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	5	5
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	29	29
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	45	43
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	8	9
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(B)	4	4
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	180	183
FNMA REMIC CMO, Ser 2005-74, Cl CS
5.164%, 05/25/2035(B)	14	14
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
1.348%, 11/25/2036(B)	115	7
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
1.798%, 01/25/2037(B)	191	16
FNMA REMIC CMO, Ser 2006-33, Cl LS
5.841%, 05/25/2036(B)	31	35
FNMA REMIC CMO, Ser 2006-46, Cl SW
4.393%, 06/25/2036(B)	23	24
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
1.248%, 03/25/2036(B)	24	1
FNMA REMIC CMO, Ser 2007-64, Cl FA
5.872%, SOFR30A + 0.584%, 07/25/2037(B)	4	4
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.298%, 07/25/2037(B)	73	7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	$6	$6
FNMA REMIC CMO, Ser 2009-103, Cl MB
4.890%, 12/25/2039(B)	39	39
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	367	312
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	846	821
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
1.078%, 04/25/2040(B)	304	30
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.857%, 02/25/2051(B)	35	35
FNMA REMIC CMO, Ser 2011-75, Cl FA
5.952%, SOFR30A + 0.664%, 08/25/2041(B)	25	25
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
1.148%, 10/25/2041(B)	622	42
FNMA REMIC CMO, Ser 2012-111, Cl FC
5.802%, SOFR30A + 0.514%, 10/25/2042(B)	934	910
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	800	711
FNMA REMIC CMO, Ser 2012-133, Cl JF
5.752%, SOFR30A + 0.464%, 12/25/2042(B)	987	949
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
0.748%, 12/25/2042(B)	352	34
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
0.748%, 12/25/2042(B)	150	17
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	625	518
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	2	3
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
1.098%, 04/25/2042(B)	212	21
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	235	243
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
1.248%, 03/25/2042(B)	264	15
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	18	16
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	36	32
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
1.198%, 07/25/2042(B)	77	8
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(A)	543	406
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(A)	1,162	863
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	2,040	1,785

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
0.548%, 12/25/2043(B)	$272	$26
FNMA REMIC CMO, Ser 2013-15, Cl FA
5.752%, SOFR30A + 0.464%, 03/25/2043(B)	1,200	1,154
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	21	1
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	702	588
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
0.748%, 06/25/2043(B)	157	16
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	623	629
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	541	570
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	1,108	981
FNMA REMIC CMO, Ser 2014-74, Cl PC
2.500%, 06/25/2044	901	821
FNMA REMIC CMO, Ser 2015-20, Cl EF
5.752%, SOFR30A + 0.464%, 04/25/2045(B)	2,777	2,661
FNMA REMIC CMO, Ser 2015-26, Cl GF
5.702%, SOFR30A + 0.414%, 05/25/2045(B)	1,741	1,673
FNMA REMIC CMO, Ser 2015-32, Cl FA
5.702%, SOFR30A + 0.414%, 05/25/2045(B)	1,056	1,009
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	45	39
FNMA REMIC CMO, Ser 2015-48, Cl FB
5.702%, SOFR30A + 0.414%, 07/25/2045(B)	1,300	1,243
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	529	438
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,994	1,712
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,366	2,129
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	77	76
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	2,371	2,119
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,736	3,063
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	755	682
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
0.698%, 10/25/2057(B)	1,089	112
FNMA REMIC CMO, Ser 2017-78, Cl FC
5.752%, SOFR30A + 0.464%, 10/25/2047(B)	1,242	1,190

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
0.798%, 11/25/2047(B)	$346	$28
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,447	1,336
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,678	1,559
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	631	593
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,085	956
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	269	244
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	768	658
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	937	874
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	96	92
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	657	596
FNMA REMIC CMO, Ser 2019-15, Cl FA
5.902%, SOFR30A + 0.614%, 04/25/2049(B)	668	644
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,535	1,383
FNMA REMIC CMO, Ser 2019-43, Cl FC
5.802%, SOFR30A + 0.514%, 08/25/2049(B)	1,338	1,286
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	406	354
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	131	114
FNMA REMIC CMO, Ser 2019-67, Cl FB
5.852%, SOFR30A + 0.564%, 11/25/2049(B)	660	635
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,477	232
FNMA REMIC CMO, Ser 2020-34, Cl F
5.852%, SOFR30A + 0.564%, 06/25/2050(B)	918	878
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	2,150	1,910
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	746	432
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	2,880	2,352
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	951	771
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,212
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	466	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	$1,831	$1,559
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,350	1,209
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	2,039	394
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	4,414	785
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	3,720	695
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,503	467
FNMA REMIC CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	619	103
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	379	61
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,335	349
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,372	312
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,609	263
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	4,081	3,182
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,061	311
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	1,215	1,011
FNMA REMIC CMO, Ser 2021-43, IO
2.500%, 06/25/2051	3,006	449
FNMA REMIC CMO, Ser 2021-44, Cl MI, IO
2.500%, 07/25/2051	916	154
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	1,508	209
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	526	451
FNMA REMIC CMO, Ser 2021-73, Cl A
2.500%, 11/25/2049	1,593	1,358
FNMA REMIC CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	1,385	1,185
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	2,335	1,875
FNMA REMIC CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	2,647	2,315
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,524	1,300
FNMA REMIC CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	4,054	3,584
FNMA REMIC CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	1,537	1,354
FNMA REMIC CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	4,508	3,818

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	$183	$172
FNMA REMIC CMO, Ser 2022-86, IO
2.500%, 05/25/2050	1,537	214
FNMA REMIC CMO, Ser 2023-37, Cl FH
5.802%, SOFR30A + 0.514%, 01/25/2050(B)	2,628	2,532
FNMA REMIC CMO, Ser 2023-38, Cl FC
5.821%, SOFR30A + 0.664%, 06/25/2040(B)	1,703	1,688
FNMA TBA
6.500%, 09/15/2053	22,295	22,643
6.000%, 09/15/2053 to 10/15/2053	69,805	69,972
5.500%, 09/01/2053	87,153	86,050
5.000%, 09/15/2053 to 10/15/2053	99,976	96,961
4.500%, 10/14/2034 to 09/15/2053	46,706	44,329
4.000%, 09/14/2039 to 10/14/2039	42,014	38,798
3.500%, 09/15/2053	34,380	30,728
3.000%, 10/15/2042 to 09/15/2053	79,047	68,140
2.500%, 09/15/2027 to 09/15/2053	40,155	33,539
2.000%, 09/15/2038 to 10/15/2053	68,303	54,882
GNMA
7.000%, 04/15/2026 to 10/15/2032	288	289
6.500%, 01/15/2024 to 07/15/2035	577	586
6.000%, 09/15/2028 to 01/20/2053	8,111	8,254
5.500%, 11/20/2052 to 02/20/2053	3,294	3,266
5.000%, 10/15/2039 to 05/20/2053	11,504	11,322
4.700%, 09/20/2061(B)	124	121
4.500%, 01/20/2040 to 09/20/2052	21,049	20,292
4.450%, 01/20/2069(B)	12	11
4.000%, 10/20/2044 to 04/20/2053	23,864	22,465
3.500%, 06/20/2044 to 12/20/2052	26,142	23,964
3.000%, 09/15/2042 to 04/20/2053	56,624	50,138
2.500%, 10/20/2049 to 02/20/2053	31,193	26,379
2.000%, 09/20/2050 to 03/20/2051	7,182	5,915
GNMA ARM
6.590%, H15T1Y + 1.440%, 01/20/2060(B)	190	191
2.625%, H15T1Y + 1.500%, 07/20/2034(B)	3	3
GNMA CMO, Ser 2005-7, Cl JM
4.780%, 05/18/2034(B)	–	–
GNMA CMO, Ser 2006-16, Cl GS, IO
1.562%, 04/20/2036(B)	213	14
GNMA CMO, Ser 2007-78, Cl SA, IO
1.103%, 12/16/2037(B)	1,512	50
GNMA CMO, Ser 2009-106, Cl KS, IO
0.972%, 11/20/2039(B)	1,482	88
GNMA CMO, Ser 2009-66, Cl XS, IO
1.373%, 07/16/2039(B)	8	–
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	889	895

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2009-8, Cl PS, IO
0.873%, 08/16/2038(B)	$4	$–
GNMA CMO, Ser 2010-4, Cl SL, IO
0.973%, 01/16/2040(B)	46	4
GNMA CMO, Ser 2010-4, Cl NS, IO
0.963%, 01/16/2040(B)	2,208	176
GNMA CMO, Ser 2010-85, Cl HS, IO
1.222%, 01/20/2040(B)	17	–
GNMA CMO, Ser 2010-H10, Cl FC
6.430%, TSFR1M + 1.114%, 05/20/2060(B)	774	775
GNMA CMO, Ser 2010-H26, Cl LF
5.605%, TSFR1M + 0.464%, 08/20/2058(B)	1,090	1,085
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	25	4
GNMA CMO, Ser 2011-H09, Cl AF
5.755%, TSFR1M + 0.614%, 03/20/2061(B)	285	283
GNMA CMO, Ser 2012-124, Cl AS, IO
0.773%, 10/16/2042(B)	302	28
GNMA CMO, Ser 2012-141, Cl WA
4.516%, 11/16/2041(B)	277	266
GNMA CMO, Ser 2012-98, Cl SA, IO
0.673%, 08/16/2042(B)	240	22
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.338%, 03/20/2062(B)	354	24
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,440	1,294
GNMA CMO, Ser 2013-H01, Cl JA
5.575%, TSFR1M + 0.434%, 01/20/2063(B)	157	156
GNMA CMO, Ser 2013-H01, Cl TA
4.694%, TSFR1M + 0.614%, 01/20/2063(B)	4	4
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	856	753
GNMA CMO, Ser 2014-H04, Cl FB
5.868%, TSFR1M + 0.764%, 02/20/2064(B)	622	620
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,493	1,287
GNMA CMO, Ser 2015-161, Cl GF
5.729%, TSFR1M + 0.414%, 11/20/2045(B)	806	773
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	175	33
GNMA CMO, Ser 2016-135, Cl SB, IO
0.673%, 10/16/2046(B)	688	90
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	89	17
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,567	1,241

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	$720	$649
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	175	165
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	930
GNMA CMO, Ser 2018-H06, Cl PF
5.518%, TSFR1M + 0.414%, 02/20/2068(B)	287	285
GNMA CMO, Ser 2018-H07, Cl FD
5.518%, TSFR1M + 0.414%, 05/20/2068(B)	550	549
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	800	724
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	94	85
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	61	54
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	279	245
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	992	137
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	296	38
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	447	61
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	388	53
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	464	66
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,488	197
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	321	44
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	6,505	848
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	3,206	347
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	759	127
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	284	47
GNMA CMO, Ser 2020-H09, Cl NF
6.468%, TSFR1M + 1.364%, 04/20/2070(B)	216	218
GNMA CMO, Ser 2020-H09, Cl FL
4.850%, TSFR1M + 1.264%, 05/20/2070(B)	866	867
GNMA CMO, Ser 2020-H12, Cl F
5.531%, TSFR1M + 0.614%, 07/20/2070(B)	97	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-H13, Cl FA
4.989%, TSFR1M + 0.564%, 07/20/2070(B)	$575	$562
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	478	50
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	73	60
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	2,035	1,731
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	6,430	5,453
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	2,732	2,213
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	828	803
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,163	1,144
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,163	1,111
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,316	1,254
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	150	148
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	1,012	170
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	123	94
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	150	151
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	581	564
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	2,258	306
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	5,392	4,505
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,624	1,334
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	6,632	6,128
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	6,076	5,610
GNMA CMO, Ser 2022-197, Cl LF
5.938%, SOFR30A + 0.700%, 11/20/2052(B)	4,832	4,722
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	2,000	1,551
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	3,549	3,076
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	1,644	1,412
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	3,144	2,937

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	$11,852	$9,903
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	316
GNMA TBA
6.500%, 09/15/2053	200	203
6.000%, 12/01/2033 to 09/15/2053	47,500	47,641
5.500%, 09/15/2053	4,000	3,959
5.000%, 09/01/2033	11,288	10,984
4.500%, 09/15/2039	10,975	10,459
4.000%, 09/15/2053	100	93
3.500%, 09/15/2053	21,300	19,341
3.000%, 09/15/2053	9,200	8,088
2.500%, 09/15/2053	36,709	31,228
2.000%, 09/15/2053	4,500	3,711
GNMA, Ser 2012-112, IO
0.116%, 02/16/2053(B)	1,882	4
GNMA, Ser 2012-142, IO
0.192%, 04/16/2054(B)	5,590	19
GNMA, Ser 2012-27, IO
0.238%, 04/16/2053(B)	2,563	6
GNMA, Ser 2013-107, Cl AD
2.840%, 11/16/2047(B)	337	299
GNMA, Ser 2013-163, IO
1.012%, 02/16/2046(B)	1,451	21
GNMA, Ser 2014-186, IO
0.373%, 08/16/2054(B)	1,806	19
GNMA, Ser 2014-47, Cl IA, IO
0.148%, 02/16/2048(B)	351	1
GNMA, Ser 2014-50, IO
0.628%, 09/16/2055(B)	1,698	42
GNMA, Ser 2016-128, IO
0.736%, 09/16/2056(B)	3,564	124
GNMA, Ser 2017-135, Cl AG
2.600%, 08/16/2058	578	492
GNMA, Ser 2017-145, IO
0.506%, 04/16/2057(B)	1,601	46
GNMA, Ser 2017-157, IO
0.504%, 12/16/2059(B)	920	32
GNMA, Ser 2017-190, IO
0.618%, 03/16/2060(B)	1,433	51
GNMA, Ser 2017-8, IO
0.449%, 08/16/2058(B)	1,222	30
GNMA, Ser 2020-103, Cl AD
1.450%, 01/16/2063	1,464	1,112
GNMA, Ser 2020-109, Cl AI, IO
0.840%, 05/16/2060(B)	2,204	123
GNMA, Ser 2020-184, IO
0.913%, 11/16/2060(B)	2,821	171
GNMA, Ser 2020-41, IO
0.592%, 07/16/2058(B)	511	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2021-14, Cl AB
1.340%, 06/16/2063	$1,161	$866
GNMA, Ser 2021-21, Cl AH
1.400%, 06/16/2063	2,184	1,649
GNMA, Ser 2021-37, IO
0.805%, 01/16/2061(B)	2,859	167
GNMA, Ser 2021-60, IO
0.826%, 05/16/2063(B)	2,266	134
GNMA, Ser 2021-68, IO
0.870%, 10/16/2062(B)	2,714	166
GNMA, Ser 2022-196, Cl BE
3.000%, 10/16/2064(B)	1,100	786
GNMA, Ser 2022-210, IO
0.695%, 07/16/2064(B)	1,489	96
GNMA, Ser 2022-216, IO
0.750%, 07/16/2065(B)	1,493	91
GNMA, Ser 2022-220, Cl E
3.000%, 10/16/2064(B)	900	655
GNMA, Ser 2022-3, IO
0.640%, 02/16/2061(B)	1,553	78
GNMA, Ser 2022-3, Cl B
1.850%, 02/16/2061	400	200
GNMA, Ser 2022-4, Cl Z
1.900%, 03/16/2064	206	95
GNMA, Ser 2022-59, IO
0.571%, 02/16/2062(B)	3,414	170
GNMA, Ser 2022-82, Cl Z
2.000%, 02/16/2064	1,333	793
GNMA, Ser 2023-92, Cl AH
2.000%, 06/16/2064	4,500	3,422
GNMA, Ser 2023-92, Cl IA, IO
0.611%, 06/16/2064(B)	4,000	248

		2,719,728
Non-Agency Mortgage-Backed Obligations — 6.0%
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
6.576%, TSFR1M + 1.264%, 04/15/2034(B)(D)	1,900	1,728
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
5.973%, TSFR1M + 0.674%, 06/25/2045(B)	141	140
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	418	382
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	157	144
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	1,157	913
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(B)(D)	731	599

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(D)	$8,857	$7,888
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(D)	3,290	3,006
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(B)(D)	1,205	906
AREIT Trust, Ser 2022-CRE6, Cl A
6.480%, SOFR30A + 1.250%, 01/20/2037(B)(D)	1,883	1,849
AREIT Trust, Ser 2022-CRE7, Cl A
7.556%, TSFR1M + 2.242%, 06/17/2039(B)(D)	2,110	2,106
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(B)(D)	2,640	2,347
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.510%, 11/25/2021(B)	6	4
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.300%, 04/25/2037(B)	36	31
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	28	27
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
4.037%, 04/20/2035(B)	482	426
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,038
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,076
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	332
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	142
BANK, Ser 2022-BNK40, Cl A4
3.507%, 03/15/2064(B)	1,240	1,068
BANK, Ser 2022-BNK42, Cl A5
4.493%, 06/15/2055(B)	1,705	1,588
BANK, Ser 2022-BNK43, Cl A5
4.399%, 08/15/2055	4,430	4,087
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(B)(D)	6,398	5,461
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	507	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	$1,205	$1,124
BBCMS Mortgage Trust, Ser 2022-C18, Cl A5
5.710%, 12/15/2055(B)	1,760	1,795
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	1,170	1,069
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.861%, 05/25/2034(B)	10	9
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(B)(D)	1	–
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,915	1,657
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.593%, 05/15/2055(B)	1,550	1,336
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.593%, 05/15/2055(B)	970	875
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	1,194	1,117
BPR Trust, Ser 2021-TY, Cl A
6.476%, TSFR1M + 1.164%, 09/15/2038(B)(D)	745	717
BPR Trust, Ser 2022-OANA, Cl A
7.209%, TSFR1M + 1.898%, 04/15/2037(B)(D)	1,800	1,767
BPR Trust, Ser 2022-STAR, Cl A
8.543%, TSFR1M + 3.232%, 08/15/2024(B)(D)	4,600	4,563
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(B)(D)	808	752
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	786	731
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	297	284
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035(D)	3,025	1,691
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.345%, TSFR1M + 1.034%, 10/15/2036(B)(D)	6,626	6,609
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
6.096%, TSFR1M + 0.784%, 06/15/2038(B)(D)	1,216	1,193

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.125%, TSFR1M + 0.814%, 09/15/2036(B)(D)	$6,571	$6,394
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
6.113%, TSFR1M + 0.803%, 10/15/2038(B)(D)	5,831	5,690
BX Trust, Ser 2019-MMP, Cl A
6.354%, TSFR1M + 1.044%, 08/15/2036(B)(D)	796	779
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,945	1,670
BX Trust, Ser 2021-ARIA, Cl B
6.722%, TSFR1M + 1.411%, 10/15/2036(B)(D)	3,641	3,513
BX Trust, Ser 2021-ARIA, Cl A
6.324%, TSFR1M + 1.014%, 10/15/2036(B)(D)	5,110	4,979
BX Trust, Ser 2022-GPA, Cl A
7.476%, TSFR1M + 2.165%, 08/15/2039(B)(D)	2,575	2,575
BX Trust, Ser 2022-PSB, Cl A
7.762%, TSFR1M + 2.451%, 08/15/2039(B)(D)	1,790	1,790
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(D)	56	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,120
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	520	497
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
4.738%, 02/25/2037(B)	11	10
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
5.271%, 02/25/2037(B)	13	12
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
5.154%, 06/25/2035(B)	15	14
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
6.209%, TSFR1M + 0.894%, 10/25/2034(B)	624	588
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(D)	123	112
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(B)(D)	15,434	12,181
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(B)(D)	2,125	1,811

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CIM Trust, Ser 2022-R2, Cl A1
3.750%, 12/25/2061(B)(D)	$1,319	$1,205
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	465	458
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	839
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A4
3.458%, 12/10/2049	355	332
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	3,549
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033(B)	13	13
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.911%, 08/25/2034(B)	8	8
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
4.855%, 09/25/2033(B)(D)	23	22
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	1,547	1,184
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	1,662	1,300
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,660	1,465
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(B)	190	136
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	193
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.124%, 10/10/2046(B)	90	35
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR13, Cl A4
4.194%, 11/10/2046(B)	808	803
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC13, Cl B
5.009%, 08/10/2046(B)(D)	1,150	1,106
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.729%, 02/10/2047(B)	610	536
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.195%, 03/10/2047(B)	7,993	7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	$510	$496
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,530	1,489
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.614%, 10/10/2048(B)	1,755	1,551
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	3,878	3,723
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.222%, 02/10/2048(B)	14,480	140
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	772	746
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	1,780	1,668
Commercial Mortgage Pass-Through Certificates, Ser 2018-COR3, Cl A2
3.961%, 05/10/2051	6,103	5,677
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(D)	2,230	2,102
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(D)	3,290	2,568
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	323	285
Countrywide Alternative Loan Trust, Ser 2004-J6, PO
0.000%, 11/25/2031(A)	2	2
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	59	59
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
5.368%, 08/25/2034(B)	74	66
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	72	44
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
6.338%, TSFR1M + 1.027%, 05/15/2036(B)(D)	7,082	7,074
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl C
6.788%, TSFR1M + 1.477%, 05/15/2036(B)(D)	4,145	4,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	$845	$809
CSAIL Commercial Mortgage Trust, Ser 2017-CX9, Cl A5
3.446%, 09/15/2050	4,380	4,008
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	24	24
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(D)	3,900	3,160
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	3,530	3,072
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(B)(D)	3,017	2,848
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	2,693	2,364
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(B)(D)	2,990	2,787
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	670	613
CSMC Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(C)(D)	1,362	1,304
CSMC Trust, Ser 2020-FACT, Cl A
6.776%, TSFR1M + 1.464%, 10/15/2037(B)(D)	4,280	4,113
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(B)(D)	1,396	1,144
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(B)(D)	2,011	1,552
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(B)(D)	1,191	977
CSMC Trust, Ser 2021-RPL2, Cl A1
0.000%, 01/25/2060(D)(E)	734	615
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	2,324	1,975
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(D)	1,318	1,138
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(B)(D)	5,431	5,181
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(B)(D)	3,285	2,742
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034(B)(D)	1,020	991
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(D)	2,450	2,405
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(B)	1,780	1,543
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,995	1,609

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(B)(D)	$2,576	$2,260
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
6.229%, TSFR1M + 0.914%, 11/19/2044(B)	223	207
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(B)(D)	1,930	1,538
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(B)(D)	871	719
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl A
6.180%, TSFR1M + 0.869%, 10/15/2038(B)(D)	1,931	1,887
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
6.526%, TSFR1M + 1.214%, 10/15/2038(B)(D)	1,560	1,519
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	530	463
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
6.059%, 09/25/2034(B)	20	19
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	55	54
FNMA Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.838%, SOFR30A + 1.550%, 10/25/2041(B)(D)	1,030	1,016
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
6.676%, TSFR1M + 1.364%, 07/16/2035(B)(D)	1,136	1,118
GS Mortgage Securities II Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(B)(D)	1,980	1,904
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(B)	363	359
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	2,005	1,988
GS Mortgage Securities Trust, Ser 2015-GC32, Cl A3
3.498%, 07/10/2048	828	791
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	4,610	4,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
8.426%, TSFR1M + 3.000%, 09/15/2031(B)(D)	$3,368	$1,770
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
7.226%, TSFR1M + 1.800%, 09/15/2031(B)(D)	3,368	2,781
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,042
GS Mortgage Securities Trust, Ser 2021-ARDN, Cl B
7.075%, TSFR1M + 1.764%, 11/15/2036(B)(D)	3,062	2,953
GS Mortgage Securities Trust, Ser 2021-ROSS, Cl A
6.576%, TSFR1M + 1.264%, 05/15/2026(B)(D)	1,000	890
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	2,685	2,539
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(B)(D)	1,111	882
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(B)(D)	2,102	1,832
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(D)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.000%, 09/25/2035(B)(D)(E)	133	1
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	24	24
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	3	4
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
6.329%, TSFR1M + 1.014%, 06/20/2035(B)	934	843
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,900	1,639
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(B)(D)	1,995	1,681
Impac CMB Trust, Ser 2005-4, Cl 2A1
6.029%, TSFR1M + 0.414%, 05/25/2035(B)	71	66

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	$804	$780
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.289%, TSFR1M + 0.974%, 09/25/2034(B)	9	8
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
6.229%, TSFR1M + 0.914%, 11/25/2034(B)	14	13
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	746	744
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.039%, 01/15/2047(B)	230	211
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl A4
4.199%, 01/15/2047	455	452
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/2047	2,730	2,626
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.698%, 09/15/2047(B)	750	630
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	566	554
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,230	2,152
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,410	1,331
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(B)	1,740	1,357
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-C16, Cl A4
4.166%, 12/15/2046	461	459
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,282
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	452
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	2,000	1,720

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2022-ACB, Cl A
6.589%, SOFR30A + 1.400%, 03/15/2039(B)(D)	$1,550	$1,531
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.660%, 06/25/2034(B)	173	160
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.486%, 02/25/2035(B)	38	36
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.605%, 04/25/2035(B)	2	2
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.594%, 11/25/2033(B)	36	34
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
5.595%, 08/25/2034(B)	59	59
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.470%, 10/26/2048(B)(D)	3,034	2,919
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(B)(D)	355	310
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	280	246
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	347	303
JPMorgan Mortgage Trust, Ser 2019-LTV3, Cl B2
4.381%, 03/25/2050(B)(D)	926	824
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	347	293
JPMorgan Mortgage Trust, Ser 2021-1, Cl A3
2.500%, 06/25/2051(B)(D)	8,876	7,005
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(B)(D)	8,511	6,717
JPMorgan Mortgage Trust, Ser 2021-14, Cl A3
2.500%, 05/25/2052(B)(D)	10,749	8,484
JPMorgan Mortgage Trust, Ser 2022-1, Cl A3
2.500%, 07/25/2052(B)(D)	9,873	7,779
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(B)(D)	1,326	1,086

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(D)	$2,300	$1,988
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
5.214%, 11/21/2034(B)	656	621
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	147	140
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	164	93
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	1,051	667
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
5.779%, TSFR1M + 0.464%, 05/25/2035(B)(D)	186	97
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(A)(D)	5	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
5.732%, 10/25/2032(B)	2	2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
5.769%, 10/25/2032(B)	14	13
Med Trust, Ser 2021-MDLN, Cl A
6.375%, TSFR1M + 1.064%, 11/15/2038(B)(D)	3,094	3,016
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
5.700%, 07/25/2033(B)	18	17
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.387%, 12/25/2034(B)	46	43
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
4.105%, 02/25/2034(B)	18	17
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
4.707%, 08/25/2034(B)	29	26
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
6.606%, TSFR6M + 1.148%, 09/25/2029(B)	29	28
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
4.229%, 02/25/2036(B)	10	9
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	650	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	$973	$845
MFA Trust, Ser 2022-NQM2, Cl A1
4.000%, 05/25/2067(C)(D)	1,832	1,725
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(D)	1,622	1,532
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	1,288	1,183
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.087%, 11/15/2049(B)	13,105	303
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.311%, TSFR1M + 1.650%, 05/15/2036(B)(D)	2,382	2,282
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,073
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,484
Morgan Stanley Capital I Trust, Ser 2022-L8, Cl AS
3.921%, 04/15/2055(B)	1,210	1,017
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.648%, 04/25/2034(B)	59	58
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	9,397	7,416
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
5.773%, ICE LIBOR USD 1 Month + 0.340%, 04/16/2036(B)(D)	2,236	2,130
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	140	109
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(B)(D)	3,115	2,863
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(B)(D)	998	920
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(B)(D)	1,701	1,573
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(B)(D)	1,431	1,310
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(B)(D)	1,884	1,714

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(B)(D)	$1,433	$1,302
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	244	226
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(B)(D)	760	618
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,160	1,124
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.994%, 05/25/2036(B)	41	34
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
6.179%, TSFR1M + 0.864%, 05/25/2055(B)(D)	4,007	3,987
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	32	31
OBX Trust, Ser 2020-EXP3, Cl 2A1A
6.329%, TSFR1M + 1.014%, 01/25/2060(B)(D)	52	52
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	739	575
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(B)(D)	1,067	796
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(D)	3,295	2,773
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(B)(D)	6,682	5,719
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	2,490	2,022
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(B)(D)	936	748
OPG Trust, Ser 2021-PORT, Cl A
5.910%, TSFR1M + 0.598%, 10/15/2036(B)(D)	2,757	2,686
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	3	3
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	17	16
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(B)(D)	1,170	917
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(D)	876	723
RALI Trust, Ser 2005-QO2, Cl A1
5.790%, 12 Month Treas Avg + 1.360%, 09/25/2045(B)	182	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust, Ser 2005-QO5, Cl A1
5.430%, 12 Month Treas Avg + 1.000%, 01/25/2046(B)	$279	$232
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	20	17
Rate Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(D)	5,124	4,044
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(B)(D)	852	726
Rate Mortgage Trust, Ser 2021-J1, Cl A1
2.500%, 07/25/2051(B)(D)	1,043	823
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(B)(D)	11,617	9,864
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(B)(D)	2,264	1,860
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032(B)(D)	670	651
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.544%, 12/25/2034(B)	183	164
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(B)(D)	334	328
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(D)	1,234	974
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	1,535	1,210
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
5.986%, ICE LIBOR USD 6 Month + 0.320%, 01/20/2035(B)	71	65
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.980%, 10/25/2048(B)(D)	2,273	2,172
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	115	78
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(B)(D)	3,722	3,261
SMRT, Ser 2022-MINI, Cl A
6.311%, TSFR1M + 1.000%, 01/15/2039(B)(D)	7,460	7,296
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	535	457
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	86	80
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	418	385

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	$380	$334
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	1,509	1,249
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
6.089%, TSFR1M + 0.774%, 10/19/2034(B)	38	35
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
5.909%, TSFR1M + 0.594%, 04/19/2035(B)	726	658
Structured Asset Securities, Ser 2003-31A, Cl 2A7
5.919%, 10/25/2033(B)	892	863
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.632%, 12/25/2033(B)	24	23
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
6.069%, TSFR1M + 0.754%, 09/25/2043(B)	80	75
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.574%, 06/25/2057(B)(D)	1,860	1,407
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(B)(D)	431	411
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(D)	1,242	1,146
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(D)	1,409	1,310
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	1,140	1,022
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	3,185	2,912
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl A3
3.301%, 10/15/2050	802	735
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051(B)	1,750	1,464
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(C)(D)	410	391
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(B)(D)	478	458

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(D)	$242	$236
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(C)(D)	–	–
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	687	583
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	1,381	1,161
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	1,046	876
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	1,368	1,059
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	3,623	2,924
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(D)	1,513	1,282
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	1,499	1,255
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	550	490
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	629	554
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	402	355
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(D)	1,210	1,114
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.245%, 10/25/2033(B)	35	32
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
5.346%, 06/25/2033(B)	29	27
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.613%, 08/25/2033(B)	33	30
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.855%, 09/25/2033(B)	72	66
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
2.532%, 06/25/2033(B)	7	6
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	112	106
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.518%, 06/25/2034(B)	22	20
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
5.059%, 06/25/2034(B)	1,928	1,806

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
5.010%, 07/25/2034(B)	$2,468	$2,304
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.949%, TSFR1M + 0.634%, 11/25/2045(B)	5,436	4,957
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
5.969%, TSFR1M + 0.654%, 12/25/2045(B)	2,767	2,602
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
5.500%, 12 Month Treas Avg + 1.070%, 01/25/2046(B)	958	709
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.335%, 11/25/2036(B)	59	51
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
4.195%, 12 Month Treas Avg + 0.810%, 12/25/2046(B)	81	65
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.892%, 12 Month Treas Avg + 1.500%, 12/25/2046(B)	128	120
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	116	19
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033(A)	2	2
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(A)	11	9
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(B)	1,695	1,515
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.952%, 08/25/2035(B)	14	14
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	18	18
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.111%, 03/15/2047(B)	2,731	5
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(B)	210	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.147%, 08/15/2047(B)	$10,003	$73
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	2,180	1,974
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(B)	970	848
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.693%, 10/15/2057(B)	3,972	14
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,270

		436,883
Total Mortgage-Backed Securities
(Cost $3,366,639) ($ Thousands)		3,156,611

CORPORATE OBLIGATIONS — 28.7%
Communication Services — 2.7%
Alphabet
2.050%, 08/15/2050	240	144
1.900%, 08/15/2040	390	262
1.100%, 08/15/2030	400	320
0.450%, 08/15/2025	180	165
AT&T
5.550%, 08/15/2041	240	226
5.400%, 02/15/2034	5,403	5,247
5.350%, 09/01/2040	230	214
5.250%, 03/01/2037	3,057	2,898
4.850%, 03/01/2039	414	368
4.500%, 05/15/2035	2,740	2,435
4.500%, 03/09/2048	195	156
4.350%, 03/01/2029	550	520
4.350%, 06/15/2045	1,082	855
3.800%, 12/01/2057	2,153	1,452
3.650%, 09/15/2059	947	613
3.550%, 09/15/2055	4,082	2,664
3.500%, 06/01/2041	736	540
3.500%, 09/15/2053	4,121	2,712
2.550%, 12/01/2033	380	290
2.300%, 06/01/2027	1,200	1,074
2.250%, 02/01/2032	3,070	2,395
1.700%, 03/25/2026	2,230	2,033
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	101
6.384%, 10/23/2035	170	165

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 04/01/2048	$2,710	$2,283
5.500%, 04/01/2063	580	456
5.375%, 04/01/2038	1,480	1,253
5.375%, 05/01/2047	350	280
5.250%, 04/01/2053	485	384
5.125%, 07/01/2049	310	239
5.050%, 03/30/2029	2,000	1,905
4.908%, 07/23/2025	970	953
4.800%, 03/01/2050	4,290	3,178
4.400%, 04/01/2033 (F)	2,040	1,796
4.200%, 03/15/2028	980	913
3.750%, 02/15/2028	681	623
3.500%, 06/01/2041	396	262
3.500%, 03/01/2042	2,817	1,842
2.300%, 02/01/2032	2,000	1,509
Comcast
7.050%, 03/15/2033	50	57
5.350%, 11/15/2027	1,513	1,534
4.950%, 10/15/2058 (F)	120	110
4.400%, 08/15/2035	3,525	3,267
4.250%, 10/15/2030	1,320	1,256
4.250%, 01/15/2033	360	338
4.200%, 08/15/2034	570	521
4.150%, 10/15/2028	2,960	2,854
4.049%, 11/01/2052	4,043	3,234
4.000%, 03/01/2048	110	89
3.999%, 11/01/2049	120	96
3.969%, 11/01/2047	2,370	1,900
3.950%, 10/15/2025	1,110	1,081
3.750%, 04/01/2040	380	313
3.450%, 02/01/2050	280	204
3.400%, 04/01/2030	450	410
3.400%, 07/15/2046	60	44
3.300%, 04/01/2027	310	293
3.250%, 11/01/2039	250	193
3.150%, 03/01/2026	630	602
2.987%, 11/01/2063	862	521
2.937%, 11/01/2056	844	525
2.887%, 11/01/2051	690	442
2.800%, 01/15/2051	470	298
1.500%, 02/15/2031	4,675	3,658
Cox Communications
2.600%, 06/15/2031 (D)	1,660	1,341
Cox Enterprises
7.375%, 07/15/2027 (D)	2,895	3,021
Discovery Communications LLC
4.000%, 09/15/2055	805	525
Fox
5.476%, 01/25/2039	270	245
4.709%, 01/25/2029	210	203
Meta Platforms
5.750%, 05/15/2063	1,448	1,462

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 05/15/2053	$6,193	$6,219
4.450%, 08/15/2052	1,175	997
Paramount Global
6.875%, 04/30/2036	1,175	1,132
5.900%, 10/15/2040	840	701
4.950%, 05/19/2050	930	682
4.750%, 05/15/2025	1,164	1,140
Rogers Communications
4.100%, 10/01/2023	133	133
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (D)	2,000	1,425
Sprint LLC
7.125%, 06/15/2024	2,020	2,036
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (D)	9,386	9,306
4.738%, 03/20/2025 (D)	2,219	2,197
Take-Two Interactive Software
4.000%, 04/14/2032	1,625	1,463
Telefonica Emisiones
4.103%, 03/08/2027	150	143
Tencent Holdings MTN
3.840%, 04/22/2051 (D)	2,320	1,591
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,538
Time Warner Cable LLC
7.300%, 07/01/2038	100	101
6.750%, 06/15/2039	170	165
6.550%, 05/01/2037	280	266
5.875%, 11/15/2040	3,755	3,267
5.500%, 09/01/2041	4,882	4,011
T-Mobile USA
5.050%, 07/15/2033	1,912	1,845
4.950%, 03/15/2028	1,528	1,507
4.800%, 07/15/2028	1,528	1,494
4.500%, 04/15/2050	1,610	1,330
3.875%, 04/15/2030	3,545	3,235
3.750%, 04/15/2027	7,058	6,689
3.500%, 04/15/2025	720	696
3.400%, 10/15/2052	3,585	2,430
3.300%, 02/15/2051	210	141
3.000%, 02/15/2041	480	339
2.700%, 03/15/2032	2,680	2,182
2.550%, 02/15/2031	3,666	3,021
2.250%, 02/15/2026	1,608	1,487
2.250%, 11/15/2031	790	628
1.500%, 02/15/2026	516	470
Verizon Communications
5.500%, 03/16/2047	100	96
5.250%, 03/16/2037	1,100	1,072
5.050%, 05/09/2033	4,160	4,036
4.862%, 08/21/2046	270	238

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 08/10/2033	$470	$434
4.400%, 11/01/2034	3,830	3,470
4.329%, 09/21/2028	2,554	2,446
4.125%, 03/16/2027	330	318
4.125%, 08/15/2046	430	342
4.016%, 12/03/2029	1,337	1,243
4.000%, 03/22/2050	1,110	850
3.850%, 11/01/2042	1,750	1,358
3.700%, 03/22/2061	475	324
3.400%, 03/22/2041	240	178
3.150%, 03/22/2030	580	509
3.000%, 03/22/2027	220	204
2.875%, 11/20/2050	120	74
2.650%, 11/20/2040	1,665	1,112
2.625%, 08/15/2026	940	875
2.550%, 03/21/2031	1,396	1,149
2.355%, 03/15/2032	4,167	3,296
2.100%, 03/22/2028	700	612
1.750%, 01/20/2031	1,640	1,276
Vodafone Group PLC
4.875%, 06/19/2049	3,011	2,553
Walt Disney
6.650%, 11/15/2037	260	293
6.200%, 12/15/2034	265	287
4.625%, 03/23/2040	1,310	1,217
3.500%, 05/13/2040	2,215	1,776
Warnermedia Holdings
6.412%, 03/15/2026	720	721
5.391%, 03/15/2062	953	756
5.141%, 03/15/2052	12,694	10,119
5.050%, 03/15/2042	7,297	5,998
4.279%, 03/15/2032	2,985	2,634
4.054%, 03/15/2029	500	460
3.755%, 03/15/2027	370	347

		195,042

Consumer Discretionary — 0.8%
Amazon.com
4.950%, 12/05/2044	600	593
4.800%, 12/05/2034	187	188
4.250%, 08/22/2057	160	139
4.050%, 08/22/2047	570	492
3.875%, 08/22/2037	5,260	4,734
3.600%, 04/13/2032	2,260	2,080
3.450%, 04/13/2029	550	518
3.300%, 04/13/2027	260	247
3.150%, 08/22/2027	160	150
3.100%, 05/12/2051	2,210	1,578
2.500%, 06/03/2050	880	561
2.100%, 05/12/2031	480	398
1.500%, 06/03/2030	540	439
1.200%, 06/03/2027	1,090	960

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.800%, 06/03/2025	$880	$817
Comcast
4.000%, 08/15/2047	170	136
Daimler Finance North America LLC
2.700%, 06/14/2024 (D)	990	967
Ford Motor Credit LLC
7.200%, 06/10/2030	1,769	1,797
2.900%, 02/10/2029	1,317	1,087
General Motors
6.600%, 04/01/2036	70	70
6.250%, 10/02/2043	940	884
5.600%, 10/15/2032 (F)	280	270
5.200%, 04/01/2045	615	508
5.150%, 04/01/2038	150	131
General Motors Financial
5.000%, 04/09/2027	465	453
4.350%, 01/17/2027	180	172
Harley-Davidson Financial Services
6.500%, 03/10/2028 (D)	1,151	1,154
Home Depot
3.900%, 12/06/2028	80	77
3.900%, 06/15/2047	100	81
3.350%, 04/15/2050	800	586
3.300%, 04/15/2040	540	426
2.700%, 04/15/2030	480	421
2.500%, 04/15/2027	430	397
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,407
Hyundai Capital America
5.700%, 06/26/2030 (D)	1,502	1,478
5.600%, 03/30/2028 (D)	2,389	2,376
5.500%, 03/30/2026 (D)	1,528	1,522
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)	1,452	1,314
0.800%, 01/08/2024 (D)	606	596
Las Vegas Sands
3.200%, 08/08/2024	1,480	1,433
2.900%, 06/25/2025	140	132
Lowe's
5.850%, 04/01/2063	384	376
5.750%, 07/01/2053	769	760
5.625%, 04/15/2053	1,871	1,817
5.000%, 04/15/2040	1,690	1,565
4.500%, 04/15/2030	320	309
4.250%, 04/01/2052	1,444	1,142
2.500%, 04/15/2026	260	243
1.700%, 09/15/2028	900	766
McDonald's
5.450%, 08/14/2053	1,512	1,513
4.800%, 08/14/2028	2,268	2,257
McDonald's MTN
4.875%, 12/09/2045	670	619

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2050	$1,250	$1,038
3.800%, 04/01/2028	250	239
3.700%, 01/30/2026	1,065	1,030
3.625%, 09/01/2049	355	268
3.600%, 07/01/2030	460	423
3.500%, 03/01/2027	180	171
3.500%, 07/01/2027	510	484
3.300%, 07/01/2025	480	463
2.125%, 03/01/2030	420	354
1.450%, 09/01/2025	850	790
Newell Brands
4.700%, 04/01/2026	560	537
NIKE
3.375%, 03/27/2050	20	15
3.250%, 03/27/2040	330	266
2.850%, 03/27/2030	650	580
2.750%, 03/27/2027	640	598
2.400%, 03/27/2025	400	383
Sands China
5.375%, 08/08/2025	810	783
Starbucks
3.500%, 11/15/2050	940	682
3.350%, 03/12/2050	250	175
Target
2.250%, 04/15/2025	710	678
Tractor Supply
5.250%, 05/15/2033	980	960
Volkswagen Group of America Finance LLC
0.875%, 11/22/2023 (D)	2,420	2,394

		59,447

Consumer Staples — 1.7%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (D)	571	433
Aetna
3.875%, 08/15/2047	360	270
Alcon Finance
3.000%, 09/23/2029 (D)	3,845	3,372
Altria Group
5.950%, 02/14/2049	380	354
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	199
3.400%, 02/04/2041	970	661
2.450%, 02/04/2032	2,750	2,146
2.350%, 05/06/2025	180	170
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,920	2,716
4.700%, 02/01/2036	3,836	3,671
3.650%, 02/01/2026	1,458	1,409
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,120	1,147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.450%, 01/23/2039	$1,150	$1,167
4.750%, 01/23/2029	1,890	1,873
4.600%, 04/15/2048	102	92
4.375%, 04/15/2038	2,102	1,925
4.350%, 06/01/2040	970	868
4.000%, 04/13/2028	310	298
3.500%, 06/01/2030	300	276
Bacardi
4.450%, 05/15/2025 (D)	2,895	2,821
Bacardi / Barcardi Martini BV
5.400%, 06/15/2033 (D)	3,080	3,000
BAT Capital
5.650%, 03/16/2052	2,925	2,448
4.758%, 09/06/2049	224	166
4.540%, 08/15/2047	4,705	3,421
4.390%, 08/15/2037	680	539
3.557%, 08/15/2027	1,792	1,662
2.726%, 03/25/2031	1,495	1,184
BAT International Finance PLC
5.931%, 02/02/2029	2,864	2,853
Bayer US Finance II LLC
4.375%, 12/15/2028 (D)	4,673	4,439
4.250%, 12/15/2025 (D)	1,490	1,443
Bayer US Finance LLC
3.375%, 10/08/2024 (D)	1,475	1,435
Bunge Finance
2.750%, 05/14/2031	162	136
1.630%, 08/17/2025	790	731
Coca-Cola
3.375%, 03/25/2027	330	316
2.600%, 06/01/2050	200	133
2.500%, 06/01/2040	310	224
1.450%, 06/01/2027	630	563
CommonSpirit Health
2.782%, 10/01/2030	1,840	1,545
Constellation Brands
5.250%, 11/15/2048	1,588	1,484
4.900%, 05/01/2033	1,105	1,065
4.750%, 05/09/2032	571	547
4.350%, 05/09/2027	600	581
3.600%, 05/09/2024	420	414
2.250%, 08/01/2031	130	104
Costco Wholesale
1.750%, 04/20/2032	560	445
1.375%, 06/20/2027	1,220	1,079
CVS Pass-Through Trust
6.036%, 12/10/2028	1,032	1,036
5.926%, 01/10/2034 (D)	126	119
5.880%, 01/10/2028	62	61
5.789%, 01/10/2026 (D)	351	346
Danone
2.947%, 11/02/2026 (D)	450	420

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.589%, 11/02/2023 (D)	$1,580	$1,572
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	2,440	2,133
Haleon US Capital LLC
3.625%, 03/24/2032	830	737
3.375%, 03/24/2027	770	724
3.375%, 03/24/2029	530	485
Hershey
0.900%, 06/01/2025	210	195
Imperial Brands Finance PLC
4.250%, 07/21/2025 (D)	3,165	3,061
JBS USA LUX
6.500%, 12/01/2052	4,230	4,054
3.000%, 02/02/2029	2,235	1,918
3.000%, 05/15/2032	2,765	2,183
Kenvue
5.200%, 03/22/2063 (D)	383	375
5.050%, 03/22/2028 (D)	1,532	1,536
5.050%, 03/22/2053 (D)	1,706	1,670
4.900%, 03/22/2033 (D)	4,365	4,341
Keurig Dr Pepper
4.500%, 04/15/2052	1,433	1,220
4.417%, 05/25/2025	91	89
Kimberly-Clark
3.100%, 03/26/2030	200	181
Kraft Heinz Foods
3.000%, 06/01/2026	583	550
Mondelez International
1.500%, 05/04/2025	1,070	1,001
PepsiCo
2.875%, 10/15/2049	250	177
2.625%, 03/19/2027	80	75
2.250%, 03/19/2025	80	76
1.625%, 05/01/2030	30	25
Philip Morris International
5.750%, 11/17/2032	390	396
5.375%, 02/15/2033	3,997	3,947
5.125%, 11/17/2027	2,439	2,434
5.125%, 02/15/2030	5,331	5,269
5.000%, 11/17/2025	1,626	1,616
4.875%, 02/13/2026	1,241	1,229
4.875%, 02/15/2028	3,321	3,278
2.100%, 05/01/2030	460	378
Pilgrim's Pride
6.250%, 07/01/2033	1,355	1,345
3.500%, 03/01/2032	670	539
Procter & Gamble
3.000%, 03/25/2030	380	347
2.800%, 03/25/2027	130	122
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (D)	1,955	1,908

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reynolds American
8.125%, 05/01/2040	$1,060	$1,160
7.250%, 06/15/2037	745	783
6.150%, 09/15/2043	480	439
5.850%, 08/15/2045	4,055	3,522
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	1,903	1,899
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	30
Walmart
4.500%, 04/15/2053	1,154	1,074
4.100%, 04/15/2033	1,922	1,832
3.300%, 04/22/2024	175	172
2.375%, 09/24/2029	100	89
1.800%, 09/22/2031	200	164
1.500%, 09/22/2028	290	250

		122,418

Energy — 2.5%
Aker BP
6.000%, 06/13/2033 (D)	1,889	1,889
5.600%, 06/13/2028 (D)	2,261	2,241
Apache
5.100%, 09/01/2040	110	91
4.750%, 04/15/2043	420	321
4.250%, 01/15/2030	20	18
4.250%, 01/15/2044	1,130	769
BP Capital Markets America
4.893%, 09/11/2033	1,795	1,746
4.812%, 02/13/2033	7,127	6,898
3.796%, 09/21/2025	90	88
3.633%, 04/06/2030	480	443
3.119%, 05/04/2026	400	380
3.000%, 02/24/2050	1,430	953
Cameron LNG LLC
3.302%, 01/15/2035 (D)	1,670	1,382
2.902%, 07/15/2031 (D)	1,530	1,309
Canadian Natural Resources
6.450%, 06/30/2033	200	206
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,678
Chevron
3.078%, 05/11/2050	950	675
2.954%, 05/16/2026	1,100	1,048
1.995%, 05/11/2027	290	263
1.554%, 05/11/2025	830	781
Chevron USA
3.850%, 01/15/2028	990	957
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (D)	590	603
6.036%, 11/15/2033 (D)	4,480	4,526

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ConocoPhillips
6.950%, 04/15/2029	$995	$1,095
4.150%, 11/15/2034	458	415
Continental Resources/Oklahoma
4.900%, 06/01/2044	810	621
4.375%, 01/15/2028	810	763
3.800%, 06/01/2024	770	756
2.268%, 11/15/2026 (D)	3,665	3,271
Coterra Energy
4.375%, 03/15/2029	1,840	1,731
3.900%, 05/15/2027	1,740	1,654
Devon Energy
7.875%, 09/30/2031	1,580	1,779
5.850%, 12/15/2025	1,400	1,407
5.600%, 07/15/2041	1,360	1,263
5.250%, 10/15/2027	98	97
5.000%, 06/15/2045	1,640	1,403
4.750%, 05/15/2042	567	473
4.500%, 01/15/2030	256	240
Diamondback Energy
6.250%, 03/15/2033	2,855	2,950
3.500%, 12/01/2029	1,350	1,221
3.250%, 12/01/2026	380	358
3.125%, 03/24/2031	320	275
Ecopetrol
5.875%, 05/28/2045	3,400	2,397
Enbridge
5.700%, 03/08/2033	470	470
Energy Transfer
6.250%, 04/15/2049	1,390	1,331
6.125%, 12/15/2045	893	839
5.750%, 02/15/2033	2,789	2,773
5.500%, 06/01/2027	620	616
5.400%, 10/01/2047	2,291	1,973
5.350%, 05/15/2045	1,265	1,081
5.300%, 04/01/2044	60	51
5.300%, 04/15/2047	1,983	1,682
5.250%, 04/15/2029	2,085	2,037
5.150%, 03/15/2045	1,604	1,352
5.000%, 05/15/2050	4,225	3,478
4.950%, 05/15/2028	2,536	2,464
4.950%, 06/15/2028	280	271
4.400%, 03/15/2027	340	326
4.000%, 10/01/2027	1,870	1,757
3.750%, 05/15/2030	2,180	1,947
2.900%, 05/15/2025	740	703
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	69
6.125%, 10/15/2039	145	150
5.375%, TSFR3M + 2.832%, 02/15/2078 (B)	290	241
5.350%, 01/31/2033	1,900	1,911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.850%, 03/15/2044	$60	$54
4.800%, 02/01/2049	230	202
4.200%, 01/31/2050	310	248
4.150%, 10/16/2028	1,580	1,509
3.950%, 01/31/2060	300	221
3.700%, 01/31/2051	510	373
3.125%, 07/31/2029	350	313
2.800%, 01/31/2030	1,800	1,560
EOG Resources
4.950%, 04/15/2050	1,730	1,636
4.375%, 04/15/2030	860	836
4.150%, 01/15/2026	270	264
3.900%, 04/01/2035	590	521
EQT
7.000%, 02/01/2030	900	942
Exxon Mobil
4.327%, 03/19/2050	2,636	2,284
4.227%, 03/19/2040	260	232
4.114%, 03/01/2046	910	774
3.482%, 03/19/2030	730	675
3.452%, 04/15/2051	1,927	1,434
3.043%, 03/01/2026	1,140	1,089
2.992%, 03/19/2025	1,530	1,481
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	661	520
2.625%, 03/31/2036 (D)	964	762
2.160%, 03/31/2034 (D)	1,489	1,250
1.750%, 09/30/2027 (D)	2,042	1,883
Halliburton
3.800%, 11/15/2025	28	27
Hess
6.000%, 01/15/2040	2,240	2,199
5.800%, 04/01/2047	1,150	1,097
5.600%, 02/15/2041	754	709
HF Sinclair
5.875%, 04/01/2026	1,265	1,271
KazMunayGas National JSC
6.375%, 10/24/2048 (D)	470	392
5.750%, 04/19/2047 (D)	1,390	1,116
5.375%, 04/24/2030 (D)	1,520	1,381
Kinder Morgan
5.550%, 06/01/2045	500	452
5.200%, 03/01/2048	1,365	1,176
5.050%, 02/15/2046	260	219
4.300%, 06/01/2025	1,105	1,080
4.300%, 03/01/2028	450	429
Kinder Morgan Energy Partners
5.500%, 03/01/2044	70	63
5.400%, 09/01/2044	40	35
5.000%, 03/01/2043	50	42
MPLX
5.500%, 02/15/2049	580	517

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 03/01/2047	$320	$275
5.200%, 12/01/2047	470	403
5.000%, 03/01/2033	2,305	2,176
4.950%, 03/14/2052	3,813	3,142
4.800%, 02/15/2029	120	116
4.700%, 04/15/2048	1,410	1,131
4.500%, 04/15/2038	810	686
4.000%, 03/15/2028	350	329
Occidental Petroleum
7.875%, 09/15/2031	140	155
7.500%, 05/01/2031	240	260
6.950%, 07/01/2024	1,473	1,481
5.550%, 03/15/2026	2,180	2,162
4.625%, 06/15/2045	400	304
4.400%, 04/15/2046	200	153
4.200%, 03/15/2048	390	287
4.100%, 02/15/2047	1,040	716
3.400%, 04/15/2026	100	94
3.200%, 08/15/2026	1,740	1,590
3.000%, 02/15/2027	510	458
ONEOK
6.625%, 09/01/2053	1,450	1,462
6.050%, 09/01/2033	1,120	1,129
5.800%, 11/01/2030	540	541
5.550%, 11/01/2026	350	350
Pertamina Persero
6.000%, 05/03/2042 (D)	1,220	1,176
Petrobras Global Finance
6.850%, 06/05/2115	1,090	956
6.250%, 03/17/2024	1,730	1,726
Petroleos del Peru
4.750%, 06/19/2032 (D)	4,690	3,478
Petroleos Mexicanos
6.625%, 06/15/2035	382	263
6.375%, 01/23/2045	1,070	650
5.950%, 01/28/2031	560	405
5.625%, 01/23/2046	510	293
2.460%, 12/15/2025	783	752
2.378%, 04/15/2025	348	338
Petroleos Mexicanos MTN
6.750%, 09/21/2047	5,207	3,223
Phillips 66
1.300%, 02/15/2026	925	840
Pioneer Natural Resources
2.150%, 01/15/2031	1,590	1,289
1.900%, 08/15/2030	720	581
1.125%, 01/15/2026	180	163
Plains All American Pipeline/PAA Finance
3.550%, 12/15/2029	895	787
Reliance Industries
3.625%, 01/12/2052 (D)	2,230	1,515
2.875%, 01/12/2032 (D)(F)	1,280	1,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (D)	$1,270	$1,143
4.950%, 07/15/2029 (D)	2,500	2,288
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	367	366
5.000%, 03/15/2027	3,145	3,092
Saudi Arabian Oil
1.250%, 11/24/2023 (D)	840	830
Schlumberger Holdings
3.900%, 05/17/2028 (D)	857	813
Schlumberger Investment
3.650%, 12/01/2023	100	99
Shell International Finance BV
6.375%, 12/15/2038	660	726
4.550%, 08/12/2043	490	443
4.375%, 05/11/2045	990	859
4.125%, 05/11/2035	2,445	2,230
4.000%, 05/10/2046	170	140
3.750%, 09/12/2046	100	79
3.250%, 04/06/2050	930	660
2.750%, 04/06/2030	660	582
Spectra Energy Partners LP
3.375%, 10/15/2026	140	132
Targa Resources
5.200%, 07/01/2027	1,530	1,515
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,495
2.900%, 03/01/2030 (D)	2,935	2,512
TransCanada PipeLines
4.625%, 03/01/2034	2,415	2,184
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	1,902
Western Midstream Operating
3.100%, 02/01/2025	330	316
Williams
8.750%, 03/15/2032	1,284	1,502
7.750%, 06/15/2031	339	372
7.500%, 01/15/2031	9	10
5.750%, 06/24/2044	517	489
5.100%, 09/15/2045	670	590
4.900%, 01/15/2045	450	384
3.750%, 06/15/2027	410	386

		182,247

Financials — 10.6%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/2029 (B)(D)	2,000	1,687
Aegon
3.939%, USISSO10 + 0.387%(B)(G)	2,180	1,645
Ally Financial
1.450%, 10/02/2023	1,235	1,229

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Express
5.389%, U.S. SOFR + 0.970%, 07/28/2027 (B)	$13,202	$13,124
5.282%, U.S. SOFR + 1.280%, 07/27/2029 (B)	3,770	3,729
5.043%, U.S. SOFR + 1.835%, 05/01/2034 (B)	856	823
4.050%, 05/03/2029	950	902
4.050%, 12/03/2042	70	59
3.375%, 05/03/2024	540	531
2.550%, 03/04/2027	625	568
2.500%, 07/30/2024	3,000	2,914
American International Group
3.900%, 04/01/2026	281	271
3.875%, 01/15/2035	315	272
2.500%, 06/30/2025	272	257
Antares Holdings
3.750%, 07/15/2027 (D)	1,914	1,649
Aon / Aon Global Holdings PLC
3.900%, 02/28/2052	2,480	1,903
Apollo Management Holdings
4.400%, 05/27/2026 (D)	1,015	972
Arthur J Gallagher
5.750%, 03/02/2053	1,980	1,940
Athene Global Funding
6.044%, SOFRINDX + 0.700%, 05/24/2024 (B)(D)	2,425	2,407
3.205%, 03/08/2027 (D)	1,470	1,324
2.950%, 11/12/2026 (D)	3,910	3,535
2.717%, 01/07/2029 (D)	1,245	1,038
1.985%, 08/19/2028 (D)	2,635	2,181
Athene Holding
4.125%, 01/12/2028	1,140	1,065
Avolon Holdings Funding
3.950%, 07/01/2024 (D)	535	522
3.250%, 02/15/2027 (D)	400	359
2.875%, 02/15/2025 (D)	1,420	1,340
2.528%, 11/18/2027 (D)	1,073	916
Banco Santander
6.921%, 08/08/2033	1,200	1,200
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	187
2.746%, 05/28/2025	2,200	2,081
1.722%, H15T1Y + 0.900%, 09/14/2027 (B)	655	576
Bank of America
5.288%, U.S. SOFR + 1.910%, 04/25/2034 (B)	5,557	5,423
5.202%, U.S. SOFR + 1.630%, 04/25/2029 (B)	1,661	1,636
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (B)	4,720	4,375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	$6,560	$6,015
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	4,300	3,577
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	7,560	6,060
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	515	406
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (B)	12,393	11,089
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (B)	9,400	8,494
Bank of America MTN
5.000%, 01/21/2044	1,800	1,712
4.450%, 03/03/2026	1,630	1,585
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (B)	2,060	1,977
4.250%, 10/22/2026	130	125
4.200%, 08/26/2024	2,720	2,672
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	2,510	2,017
4.000%, 04/01/2024	2,110	2,089
4.000%, 01/22/2025	1,580	1,539
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	2,255	2,076
3.970%, TSFR3M + 1.332%, 03/05/2029 (B)	1,780	1,664
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	2,575	2,410
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	710	661
3.500%, 04/19/2026	1,210	1,151
3.093%, TSFR3M + 1.352%, 10/01/2025 (B)	1,915	1,855
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	1,230	1,011
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	480	412
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	1,435	1,193
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (B)	12,310	10,503
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (B)	60	55
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (B)	385	349
Bank of Montreal MTN
1.850%, 05/01/2025	1,360	1,278
Bank of New York Mellon
4.947%, U.S. SOFR + 1.026%, 04/26/2027 (B)	3,051	3,003
4.543%, U.S. SOFR + 1.169%, 02/01/2029 (B)	2,735	2,655

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon MTN
4.967%, U.S. SOFR + 1.606%, 04/26/2034 (B)	$3,436	$3,299
3.650%, 02/04/2024	150	149
3.250%, 09/11/2024	270	263
3.250%, 05/16/2027	270	253
1.600%, 04/24/2025	410	385
Bank of Nova Scotia
5.250%, 06/12/2028	2,269	2,249
4.900%, H15T5Y + 4.551%(B)(G)	1,385	1,277
4.588%, H15T5Y + 2.050%, 05/04/2037 (B)	710	613
1.300%, 06/11/2025	760	704
Bank of Nova Scotia MTN
3.450%, 04/11/2025	1,950	1,884
Barclays PLC
7.437%, H15T1Y + 3.500%, 11/02/2033 (B)	2,458	2,631
6.224%, U.S. SOFR + 2.980%, 05/09/2034 (B)	2,340	2,311
4.375%, 01/12/2026	4,430	4,270
Barclays PLC MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (B)	1,070	1,017
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,109
3.850%, 03/15/2052	1,890	1,506
BNP Paribas
5.335%, H15T1Y + 1.500%, 06/12/2029 (B)(D)	3,017	2,973
5.198%, TSFR3M + 2.829%, 01/10/2030 (B)(D)	1,220	1,177
5.125%, H15T1Y + 1.450%, 01/13/2029 (B)(D)	3,070	3,008
4.705%, TSFR3M + 2.497%, 01/10/2025 (B)(D)	1,450	1,442
4.400%, 08/14/2028 (D)	1,420	1,342
3.375%, 01/09/2025 (D)	420	406
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (B)(D)	2,350	1,909
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (B)(D)	950	888
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (B)(D)	380	344
BPCE
5.150%, 07/21/2024 (D)	1,550	1,531
BPCE MTN
5.975%, U.S. SOFR + 2.100%, 01/18/2027 (B)(D)	3,120	3,104
Brighthouse Financial
4.700%, 06/22/2047	4	3
3.850%, 12/22/2051	680	427

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	$2,965	$2,875
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	2,295	2,159
Capital One Financial
6.377%, U.S. SOFR + 2.860%, 06/08/2034 (B)	2,265	2,237
1.343%, U.S. SOFR + 0.690%, 12/06/2024 (B)	3,760	3,706
Cboe Global Markets
3.000%, 03/16/2032	2,520	2,128
Charles Schwab
6.136%, U.S. SOFR + 2.010%, 08/24/2034 (B)	1,870	1,902
5.875%, 08/24/2026	1,860	1,871
5.643%, U.S. SOFR + 2.210%, 05/19/2029 (B)	3,380	3,373
Chubb INA Holdings
3.350%, 05/03/2026	420	403
CI Financial
4.100%, 06/15/2051	2,015	1,220
3.200%, 12/17/2030	2,610	2,013
Citadel
4.875%, 01/15/2027 (D)	1,240	1,191
Citigroup
8.125%, 07/15/2039	3,046	3,793
6.174%, U.S. SOFR + 2.661%, 05/25/2034 (B)	5,568	5,549
5.610%, U.S. SOFR + 1.546%, 09/29/2026 (B)	4,970	4,947
5.500%, 09/13/2025	1,370	1,362
5.300%, 05/06/2044	255	232
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (B)	700	665
4.750%, 05/18/2046	150	126
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (B)	600	584
4.650%, 07/30/2045	1,140	982
4.650%, 07/23/2048	280	243
4.600%, 03/09/2026	2,785	2,712
4.450%, 09/29/2027	1,380	1,319
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	2,020	1,876
4.400%, 06/10/2025	2,040	1,989
4.300%, 11/20/2026	590	567
4.125%, 07/25/2028	260	242
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (B)	1,780	1,548
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	1,385	1,359
3.200%, 10/21/2026	565	527
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (B)	560	536

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (B)	$870	$799
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (B)	4,148	3,422
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (B)	2,575	2,214
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (B)	12,910	10,662
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	4,920	3,964
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (B)	2,040	1,619
Constellation Insurance
6.800%, 01/24/2030 (D)	1,775	1,622
Cooperatieve Rabobank UA
5.564%, H15T1Y + 1.400%, 02/28/2029 (B)(D)	5,519	5,453
4.375%, 08/04/2025	1,580	1,532
3.758%, H15T1Y + 1.420%, 04/06/2033 (B)(D)	3,290	2,834
3.649%, H15T1Y + 1.220%, 04/06/2028 (B)(D)	780	724
Credit Agricole SA/London MTN
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (B)(D)	630	586
Credit Suisse AG/New York NY
7.950%, 01/09/2025	1,570	1,601
7.500%, 02/15/2028	3,000	3,208
5.000%, 07/09/2027	600	585
4.750%, 08/09/2024	770	759
2.950%, 04/09/2025	790	750
Credit Suisse AG/New York NY MTN
3.700%, 02/21/2025	2,645	2,550
3.625%, 09/09/2024	1,360	1,323
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (B)(D)	2,255	2,256
5.375%, 01/12/2024 (D)	940	936
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (B)(D)	1,320	1,265
Danske Bank MTN
0.976%, H15T1Y + 0.550%, 09/10/2025 (B)(D)	1,110	1,050
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (B)	2,987	2,243
DNB Bank
1.605%, H15T1Y + 0.680%, 03/30/2028 (B)(D)	1,225	1,063
F&G Global Funding
1.750%, 06/30/2026 (D)	1,580	1,405
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,788	1,791

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, TSFR3M + 3.744%, 11/01/2053 (B)(D)	$4,120	$3,964
Fiserv
5.625%, 08/21/2033	5,202	5,241
5.600%, 03/02/2033	392	395
5.375%, 08/21/2028	2,272	2,278
Global Payments
4.950%, 08/15/2027	1,666	1,624
Goldman Sachs Capital II
6.439%, TSFR3M + 1.029%(B)(G)	435	349
Goldman Sachs Group
6.750%, 10/01/2037	1,629	1,727
6.250%, 02/01/2041	1,290	1,363
5.150%, 05/22/2045	1,870	1,719
4.750%, 10/21/2045	400	359
4.387%, U.S. SOFR + 1.510%, 06/15/2027 (B)	2,610	2,533
4.250%, 10/21/2025	1,090	1,058
4.223%, TSFR3M + 1.563%, 05/01/2029 (B)	500	471
3.750%, 05/22/2025	500	483
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (B)	310	290
3.500%, 01/23/2025	150	145
3.500%, 04/01/2025	870	839
3.500%, 11/16/2026	2,420	2,275
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	2,425	2,352
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	120	87
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	280	193
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (B)	7,895	6,335
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	8,660	6,845
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	1,706	1,518
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (B)	10,060	8,884
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	9,675	8,675
1.217%, 12/06/2023	3,425	3,384
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (B)	2,475	2,456
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	290	267
HSBC Bank USA
7.000%, 01/15/2039	510	551
HSBC Holdings PLC
6.332%, U.S. SOFR + 2.650%, 03/09/2044 (B)	1,367	1,379

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.887%, U.S. SOFR + 1.570%, 08/14/2027 (B)	$3,855	$3,843
4.755%, U.S. SOFR + 2.110%, 06/09/2028 (B)	660	633
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)	660	623
4.300%, 03/08/2026	5,405	5,224
4.250%, 03/14/2024	1,190	1,177
4.250%, 08/18/2025	960	926
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	1,030	967
3.973%, TSFR3M + 1.872%, 05/22/2030 (B)	970	873
2.871%, U.S. SOFR + 1.410%, 11/22/2032 (B)	1,250	995
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (B)	2,330	1,861
2.357%, U.S. SOFR + 1.947%, 08/18/2031 (B)	410	325
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (B)	1,305	1,093
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (B)	4,845	4,516
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (B)	3,325	2,858
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (B)	290	270
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (B)	3,320	2,950
ING Bank
5.800%, 09/25/2023 (D)	202	202
Intercontinental Exchange
4.950%, 06/15/2052	270	251
4.600%, 03/15/2033	2,130	2,034
1.850%, 09/15/2032	3,890	2,953
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (D)	1,260	1,211
5.017%, 06/26/2024 (D)	870	851
Jackson Financial
3.125%, 11/23/2031 (F)	2,780	2,185
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,055
6.184%, TSFR3M + 0.812%, 02/01/2027 (B)	2,740	2,562
5.299%, U.S. SOFR + 1.450%, 07/24/2029 (B)	5,820	5,787
4.950%, 06/01/2045	300	276
4.452%, TSFR3M + 1.592%, 12/05/2029 (B)	740	705
4.250%, 10/01/2027	2,070	2,002
4.203%, TSFR3M + 1.522%, 07/23/2029 (B)	940	888
4.125%, 12/15/2026	2,420	2,329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.023%, TSFR3M + 1.262%, 12/05/2024 (B)	$2,220	$2,208
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	215	181
3.875%, 09/10/2024	440	431
3.625%, 05/13/2024	1,490	1,469
3.625%, 12/01/2027	1,000	940
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	210	142
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	1,760	1,496
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (B)	1,470	1,349
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	1,640	1,406
2.580%, TSFR3M + 1.250%, 04/22/2032 (B)	1,212	992
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (B)	2,640	2,133
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (B)	1,960	1,644
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (B)	470	451
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (B)	1,280	1,204
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	2,525	2,166
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	75	71
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	3,645	2,873
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (B)	10,045	9,020
1.470%, U.S. SOFR + 0.765%, 09/22/2027 (B)	4,920	4,346
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (B)	1,670	1,506
0.969%, TSFR3M + 0.580%, 06/23/2025 (B)	8,540	8,186
KeyBank MTN
5.000%, 01/26/2033	2,401	2,085
KKR Group Finance II LLC
5.500%, 02/01/2043 (D)(F)	120	108
Lehman Brothers Holdings
6.500%, 12/31/2049 (H)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (H)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, ICE LIBOR USD 3 Month + 0.840%(G)(H)	20,630	–
Lloyds Bank PLC
3.500%, 05/14/2025	100	96

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
5.871%, H15T1Y + 1.700%, 03/06/2029 (B)	$160	$159
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)	2,750	2,546
4.375%, 03/22/2028	1,180	1,118
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	530	520
3.574%, ICE LIBOR USD 3 Month + 1.205%, 11/07/2028 (B)	1,710	1,553
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	3,000	2,676
M&T Bank
5.053%, U.S. SOFR + 1.850%, 01/27/2034 (B)	1,414	1,286
Macquarie Group
5.887%, U.S. SOFR + 2.380%, 06/15/2034 (B)(D)	463	450
4.442%, U.S. SOFR + 2.405%, 06/21/2033 (B)(D)	1,085	955
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (B)(D)	1,680	1,507
Macquarie Group MTN
5.033%, ICE LIBOR USD 3 Month + 1.750%, 01/15/2030 (B)(D)	635	619
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (B)(D)	2,735	2,144
Manufacturers & Traders Trust
4.700%, 01/27/2028	1,119	1,046
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,568
Mercury General
4.400%, 03/15/2027	1,720	1,616
MetLife
6.400%, 12/15/2036	1,400	1,385
5.375%, 07/15/2033	1,882	1,874
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	4,445	4,191
Metropolitan Life Global Funding I MTN
5.000%, 01/06/2026 (D)	2,345	2,327
3.300%, 03/21/2029 (D)	2,460	2,221
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	3,510	3,500
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	3,240	3,210
4.080%, H15T1Y + 1.300%, 04/19/2028 (B)	720	684
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	700	677
Mizuho Financial Group
5.748%, H15T1Y + 1.900%, 07/06/2034 (B)	1,534	1,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
6.342%, U.S. SOFR + 2.560%, 10/18/2033 (B)	$2,617	$2,742
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	1,170	1,138
5.449%, U.S. SOFR + 1.630%, 07/20/2029 (B)	2,764	2,748
5.123%, U.S. SOFR + 1.730%, 02/01/2029 (B)	755	740
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (B)	1,970	1,486
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (B)	1,520	1,363
Morgan Stanley MTN
5.250%, U.S. SOFR + 1.870%, 04/21/2034 (B)	5,786	5,620
5.164%, U.S. SOFR + 1.590%, 04/20/2029 (B)	755	741
4.431%, TSFR3M + 1.890%, 01/23/2030 (B)	70	66
4.350%, 09/08/2026	235	226
4.000%, 07/23/2025	580	563
3.772%, TSFR3M + 1.402%, 01/24/2029 (B)	280	260
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (B)	3,165	2,812
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (B)	270	250
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (B)	10	8
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	4,190	3,337
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	3,660	3,302
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	7,340	5,774
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (B)	2,020	1,904
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (B)	2,805	2,490
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (B)	1,770	1,669
Nasdaq
5.550%, 02/15/2034	2,150	2,146
National Securities Clearing
1.500%, 04/23/2025 (D)	510	480
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (B)(D)	2,565	2,318
Nationwide Mutual Insurance
7.842%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (B)(D)	4,407	4,402

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Natwest Group PLC
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (B)	$2,915	$2,882
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	2,180	2,244
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	1,640	1,456
New York Life Global Funding
0.950%, 06/24/2025 (D)	550	507
New York Life Insurance
3.750%, 05/15/2050 (D)	650	485
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	2,966	2,003
Park Aerospace Holdings
5.500%, 02/15/2024 (D)	238	236
PayPal Holdings
4.400%, 06/01/2032 (F)	740	707
PNC Bank
3.875%, 04/10/2025	910	879
PNC Financial Services Group
5.812%, U.S. SOFR + 1.322%, 06/12/2026 (B)	450	450
5.582%, U.S. SOFR + 1.841%, 06/12/2029 (B)	4,875	4,835
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)	4,540	4,300
3.500%, 01/23/2024	255	252
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	2,940	2,808
1.250%, 06/23/2025 (D)	270	249
Prospect Capital
3.706%, 01/22/2026	785	711
Royal Bank of Canada
5.725%, 06/29/2085 (B)	860	800
Royal Bank of Canada MTN
2.250%, 11/01/2024	170	163
1.150%, 06/10/2025	730	676
Santander Holdings USA
6.565%, U.S. SOFR + 2.700%, 06/12/2029 (B)	980	975
6.499%, U.S. SOFR + 2.356%, 03/09/2029 (B)	1,790	1,780
Santander UK Group Holdings PLC
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (B)	4,580	4,566
2.896%, U.S. SOFR + 1.475%, 03/15/2032 (B)	350	280
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (B)	705	620
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (B)	1,885	1,659

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.532%, H15T1Y + 1.250%, 08/21/2026 (B)	$1,140	$1,035
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (B)	4,785	4,639
SBL Holdings
5.000%, 02/18/2031 (D)	872	676
Societe Generale MTN
7.367%, 01/10/2053 (D)	1,100	1,067
2.625%, 01/22/2025 (D)	1,345	1,280
Standard Chartered PLC
5.700%, 03/26/2044 (D)	427	387
5.200%, 01/26/2024 (D)(F)	410	408
State Street
3.300%, 12/16/2024	310	301
Sumitomo Mitsui Financial Group
6.184%, 07/13/2043	754	758
Svenska Handelsbanken
5.500%, 06/15/2028 (D)	1,468	1,446
Swedbank
5.472%, 06/15/2026 (D)	3,248	3,231
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	148	162
4.900%, 09/15/2044 (D)	600	539
4.270%, 05/15/2047 (D)	175	141
3.300%, 05/15/2050 (D)	2,360	1,597
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	4,460	4,154
2.800%, 03/10/2027 (F)	3,445	3,160
1.150%, 06/12/2025	730	677
Travelers
4.600%, 08/01/2043	50	45
Truist Bank
3.800%, 10/30/2026	250	231
Truist Financial MTN
6.047%, U.S. SOFR + 2.050%, 06/08/2027 (B)	3,493	3,491
5.867%, U.S. SOFR + 2.361%, 06/08/2034 (B)	1,888	1,871
4.260%, U.S. SOFR + 1.456%, 07/28/2026 (B)	4,225	4,081
Trust Fibra Uno
6.390%, 01/15/2050 (D)	956	770
UBS MTN
4.500%, 06/26/2048 (D)	1,540	1,370
UBS Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (B)(D)	6,125	7,417
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (B)(D)	8,915	9,259
6.442%, U.S. SOFR + 3.700%, 08/11/2028 (B)(D)	1,314	1,338

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (B)(D)	$1,405	$1,411
4.751%, H15T1Y + 1.750%, 05/12/2028 (B)(D)	660	634
4.488%, H15T1Y + 1.550%, 05/12/2026 (B)(D)	520	505
4.282%, 01/09/2028 (D)	3,540	3,311
4.253%, 03/23/2028 (D)	1,490	1,394
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(D)	2,690	2,422
4.125%, 09/24/2025 (D)	1,010	974
3.750%, 03/26/2025	2,160	2,087
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (B)(D)	4,540	3,741
2.746%, H15T1Y + 1.100%, 02/11/2033 (B)(D)	400	315
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (B)(D)	2,265	2,184
1.305%, SOFRINDX + 0.980%, 02/02/2027 (B)(D)	6,925	6,157
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (B)	960	956
5.836%, U.S. SOFR + 2.260%, 06/12/2034 (B)	1,505	1,503
5.775%, U.S. SOFR + 2.020%, 06/12/2029 (B)	910	908
5.727%, U.S. SOFR + 1.430%, 10/21/2026 (B)	475	475
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (B)	4,725	4,382
4.653%, U.S. SOFR + 1.230%, 02/01/2029 (B)(F)	4,760	4,545
1.450%, 05/12/2025	1,610	1,506
US Bancorp MTN
3.600%, 09/11/2024	160	157
2.215%, U.S. SOFR + 0.730%, 01/27/2028 (B)	130	116
Validus Holdings
8.875%, 01/26/2040	1,460	2,137
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (D)	1,370	1,306
Wells Fargo
7.950%, 11/15/2029	925	1,010
6.070%, TSFR3M + 0.762%, 01/15/2027 (B)	2,395	2,264
5.606%, 01/15/2044	700	659
5.375%, 11/02/2043	220	202
4.480%, 01/16/2024	392	390
3.000%, 10/23/2026	1,640	1,519
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)	6,380	6,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.574%, U.S. SOFR + 1.740%, 07/25/2029 (B)	$2,934	$2,922
5.557%, U.S. SOFR + 1.990%, 07/25/2034 (B)	2,027	2,000
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	9,355	8,447
4.900%, 11/17/2045	1,310	1,125
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (B)	8,768	8,250
4.750%, 12/07/2046	2,365	1,966
4.650%, 11/04/2044	560	463
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	749	634
4.478%, TSFR3M + 4.032%, 04/04/2031 (B)	5,280	4,940
4.400%, 06/14/2046	220	174
4.300%, 07/22/2027	1,180	1,130
4.150%, 01/24/2029	1,450	1,368
3.750%, 01/24/2024	360	357
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	3,275	3,041
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (B)	5,730	5,331
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	7,015	5,908
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	3,675	3,436
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	2,530	2,165
2.572%, TSFR3M + 1.262%, 02/11/2031 (B)	415	346
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	1,190	1,141
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	2,610	2,322
Westpac Banking
2.668%, H15T5Y + 1.750%, 11/15/2035 (B)	785	603
Willis North America
5.350%, 05/15/2033	3,010	2,906

		771,301

Health Care — 2.6%
Abbott Laboratories
4.900%, 11/30/2046	840	819
4.750%, 11/30/2036	1,952	1,938
3.750%, 11/30/2026	406	393
1.400%, 06/30/2030	1,723	1,404
AbbVie
4.875%, 11/14/2048	130	120
4.550%, 03/15/2035	1,897	1,794
4.500%, 05/14/2035	325	306

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 05/14/2046	$507	$439
4.300%, 05/14/2036	498	456
4.250%, 11/21/2049	8,293	6,984
4.050%, 11/21/2039	813	697
3.800%, 03/15/2025	700	682
3.750%, 11/14/2023	160	159
3.600%, 05/14/2025	560	543
3.200%, 11/21/2029	5,670	5,111
2.950%, 11/21/2026	610	571
2.600%, 11/21/2024	2,760	2,663
Amgen
6.375%, 06/01/2037	1,785	1,898
5.750%, 03/02/2063	1,734	1,712
5.650%, 03/02/2053	7,727	7,660
5.250%, 03/02/2025	3,824	3,808
5.250%, 03/02/2033	2,040	2,029
5.150%, 11/15/2041	316	295
4.875%, 03/01/2053	1,840	1,633
4.663%, 06/15/2051	104	90
4.400%, 05/01/2045	900	757
3.625%, 05/22/2024	220	217
3.150%, 02/21/2040	880	657
2.000%, 01/15/2032	2,710	2,126
Astrazeneca Finance LLC
4.900%, 03/03/2030	2,295	2,283
4.875%, 03/03/2028	1,680	1,674
Bayer US Finance II LLC
4.875%, 06/25/2048 (D)	2,228	1,899
4.700%, 07/15/2064 (D)	400	305
4.625%, 06/25/2038 (D)	2,097	1,808
4.400%, 07/15/2044 (D)	2,750	2,169
Becton Dickinson
4.685%, 12/15/2044	412	365
3.734%, 12/15/2024	446	435
3.363%, 06/06/2024	531	521
Bristol-Myers Squibb
3.400%, 07/26/2029	253	234
3.200%, 06/15/2026	768	733
2.900%, 07/26/2024	1,352	1,321
Centene
3.000%, 10/15/2030	5,616	4,671
Cigna Group
4.900%, 12/15/2048	140	125
4.375%, 10/15/2028	1,260	1,213
4.125%, 11/15/2025	450	438
3.400%, 03/15/2050	1,650	1,153
3.400%, 03/15/2051	1,050	735
3.250%, 04/15/2025	1,000	963
CommonSpirit Health
4.350%, 11/01/2042	440	367
CVS Health
5.250%, 02/21/2033	1,456	1,424

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 02/21/2030	$2,745	$2,704
5.125%, 07/20/2045	170	151
5.050%, 03/25/2048	9,268	8,129
5.000%, 02/20/2026	3,345	3,319
4.875%, 07/20/2035	225	209
4.780%, 03/25/2038	330	296
4.300%, 03/25/2028	1,336	1,283
4.250%, 04/01/2050	630	498
4.125%, 04/01/2040	240	196
3.875%, 07/20/2025	929	901
3.750%, 04/01/2030	1,835	1,669
3.625%, 04/01/2027	620	587
3.375%, 08/12/2024	95	93
2.125%, 09/15/2031	660	521
1.875%, 02/28/2031	210	165
DH Europe Finance II Sarl
2.200%, 11/15/2024	1,884	1,812
Elevance Health
4.625%, 05/15/2042	219	195
4.550%, 05/15/2052	490	422
4.100%, 05/15/2032	1,090	1,004
3.650%, 12/01/2027	330	311
3.500%, 08/15/2024	1,950	1,908
3.350%, 12/01/2024	1,190	1,158
Eli Lilly
4.950%, 02/27/2063	536	524
4.875%, 02/27/2053	761	748
4.700%, 02/27/2033	760	759
Gilead Sciences
4.750%, 03/01/2046	40	37
4.600%, 09/01/2035	864	820
4.000%, 09/01/2036	613	541
3.700%, 04/01/2024	1,540	1,522
3.650%, 03/01/2026	890	856
2.600%, 10/01/2040	1,192	833
HCA
5.900%, 06/01/2053	2,654	2,545
5.500%, 06/15/2047	1,790	1,630
5.250%, 04/15/2025	750	743
5.250%, 06/15/2026	1,015	1,003
5.250%, 06/15/2049	1,815	1,584
5.200%, 06/01/2028	1,166	1,149
4.625%, 03/15/2052	732	587
4.125%, 06/15/2029	1,296	1,197
3.625%, 03/15/2032	3,280	2,821
3.500%, 09/01/2030	1,645	1,437
3.500%, 07/15/2051	1,287	858
2.375%, 07/15/2031	1,015	801
Humana
4.950%, 10/01/2044	200	177
4.800%, 03/15/2047	50	45
4.500%, 04/01/2025	120	118

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 03/15/2027	$860	$826
3.850%, 10/01/2024	2,530	2,478
3.700%, 03/23/2029	7,750	7,175
2.150%, 02/03/2032	250	196
Johnson & Johnson
3.700%, 03/01/2046	970	807
2.450%, 09/01/2060	2,085	1,280
0.950%, 09/01/2027	990	863
0.550%, 09/01/2025	490	449
Mass General Brigham
3.192%, 07/01/2049	245	170
Medtronic
4.625%, 03/15/2045	123	116
Merck
5.150%, 05/17/2063	581	567
5.000%, 05/17/2053	2,365	2,310
4.500%, 05/17/2033	384	374
2.750%, 12/10/2051	1,050	689
1.450%, 06/24/2030	480	387
0.750%, 02/24/2026	840	761
Pfizer
4.000%, 12/15/2036	1,050	953
2.700%, 05/28/2050	1,400	950
2.625%, 04/01/2030	720	633
1.700%, 05/28/2030	680	560
0.800%, 05/28/2025	1,050	974
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,140	1,123
5.300%, 05/19/2053	3,997	3,998
4.750%, 05/19/2033	10,944	10,770
Roche Holdings
2.607%, 12/13/2051 (D)	2,080	1,343
Royalty Pharma PLC
1.200%, 09/02/2025	980	893
0.750%, 09/02/2023	1,650	1,650
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	1,983
Takeda Pharmaceutical
4.400%, 11/26/2023	1,509	1,503
UnitedHealth Group
6.625%, 11/15/2037	200	226
5.875%, 02/15/2053	3,770	4,032
5.800%, 03/15/2036	560	593
5.200%, 04/15/2063	792	759
4.625%, 07/15/2035	940	910
4.450%, 12/15/2048	140	123
4.250%, 06/15/2048	180	153
4.200%, 05/15/2032	520	491
4.000%, 05/15/2029	2,227	2,129
3.875%, 12/15/2028	250	239
3.875%, 08/15/2059	570	441
3.750%, 07/15/2025	330	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 08/15/2049	$140	$109
3.250%, 05/15/2051	630	447
3.125%, 05/15/2060	90	59
3.050%, 05/15/2041	360	269
2.900%, 05/15/2050	880	584
2.750%, 05/15/2040	570	411
2.300%, 05/15/2031	150	125
2.000%, 05/15/2030	220	184
1.250%, 01/15/2026	260	238
Universal Health Services
1.650%, 09/01/2026	1,260	1,119
Viatris
4.000%, 06/22/2050	1,020	676
Wyeth LLC
6.450%, 02/01/2024	365	366
5.950%, 04/01/2037	320	343

		185,792

Industrials — 2.2%
3M
3.700%, 04/15/2050	300	230
2.375%, 08/26/2029 (F)	2,320	1,999
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400%, 10/29/2033	2,525	2,002
3.300%, 01/30/2032	7,488	6,085
3.000%, 10/29/2028	8,758	7,590
2.450%, 10/29/2026	3,970	3,572
1.650%, 10/29/2024	3,505	3,332
1.150%, 10/29/2023	4,678	4,642
Air Lease
5.850%, 12/15/2027	1,325	1,325
5.300%, 02/01/2028	830	815
3.375%, 07/01/2025	490	467
3.250%, 03/01/2025	525	503
Air Lease MTN
2.875%, 01/15/2026	3,019	2,822
2.300%, 02/01/2025	605	572
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	81	72
Boeing
7.250%, 06/15/2025	107	110
5.930%, 05/01/2060	800	772
5.805%, 05/01/2050	3,452	3,358
5.705%, 05/01/2040	1,090	1,060
5.150%, 05/01/2030	1,240	1,220
4.875%, 05/01/2025	2,290	2,258
3.750%, 02/01/2050	1,885	1,374
3.250%, 02/01/2035	3,073	2,467
3.200%, 03/01/2029	720	647
3.100%, 05/01/2026	230	217

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 03/01/2027	$280	$256
2.700%, 02/01/2027	340	311
2.196%, 02/04/2026	4,534	4,183
1.433%, 02/04/2024	5,034	4,937
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	229
4.550%, 09/01/2044	825	739
4.450%, 01/15/2053	307	273
3.650%, 09/01/2025	140	136
2.875%, 06/15/2052	610	403
Canadian Pacific Railway
6.125%, 09/15/2115	34	35
1.750%, 12/02/2026	330	297
1.350%, 12/02/2024	1,706	1,617
Carrier Global
3.577%, 04/05/2050	70	50
Caterpillar
4.300%, 05/15/2044	50	45
Cintas No. 2
4.000%, 05/01/2032	3,495	3,268
3.700%, 04/01/2027	590	567
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	40	39
Crowley Conro LLC
4.181%, 08/15/2043	736	697
Deere
3.750%, 04/15/2050 (F)	920	786
3.100%, 04/15/2030	160	145
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,462	2,168
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (D)	3,772	3,622
4.500%, 10/20/2025 (D)	998	975
DP World MTN
5.625%, 09/25/2048 (D)	2,590	2,389
Eaton
7.625%, 04/01/2024	325	328
4.150%, 11/02/2042	530	460
4.000%, 11/02/2032	99	93
Emerson Electric
2.800%, 12/21/2051	2,935	1,902
Equifax
2.600%, 12/15/2025	445	416
General Dynamics
4.250%, 04/01/2040	1,915	1,704
4.250%, 04/01/2050	200	176
General Electric MTN
6.106%, TSFR3M + 0.742%, 08/15/2036 (B)	3,035	2,694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Honeywell International
1.350%, 06/01/2025 (F)	$510	$478
ILFC E-Capital Trust II
7.314%, ICE LIBOR USD 3 Month + 1.800%, 12/21/2065 (B)(D)	1,200	884
Ingersoll Rand
5.700%, 08/14/2033	1,520	1,541
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	139	118
John Deere Capital MTN
4.950%, 07/14/2028	4,304	4,318
4.900%, 03/03/2028	1,912	1,918
4.700%, 06/10/2030	4,660	4,602
4.150%, 09/15/2027	3,615	3,529
3.350%, 04/18/2029	2,525	2,344
L3Harris Technologies
5.400%, 01/15/2027	2,654	2,660
5.400%, 07/31/2033	4,700	4,708
5.054%, 04/27/2045	330	305
4.854%, 04/27/2035	210	198
Lockheed Martin
4.750%, 02/15/2034	2,725	2,688
4.150%, 06/15/2053	2,240	1,888
3.900%, 06/15/2032	410	381
3.550%, 01/15/2026	716	693
Northrop Grumman
5.250%, 05/01/2050	3,620	3,557
4.400%, 05/01/2030	878	845
3.850%, 04/15/2045	350	278
3.250%, 01/15/2028	480	447
2.930%, 01/15/2025	2,020	1,952
Otis Worldwide
3.112%, 02/15/2040	605	455
2.056%, 04/05/2025	340	322
Parker-Hannifin
4.250%, 09/15/2027	1,990	1,931
2.700%, 06/14/2024	830	810
Quanta Services
0.950%, 10/01/2024	1,369	1,298
Raytheon Technologies
4.125%, 11/16/2028	480	458
3.950%, 08/16/2025	250	243
3.150%, 12/15/2024	320	310
3.125%, 07/01/2050	1,290	875
2.250%, 07/01/2030	680	565
Republic Services
5.000%, 04/01/2034	1,151	1,130
4.875%, 04/01/2029	1,151	1,136
2.500%, 08/15/2024	680	659
1.450%, 02/15/2031	4,370	3,382

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Roper Technologies
1.000%, 09/15/2025	$940	$861
RTX
5.375%, 02/27/2053	893	871
3.030%, 03/15/2052	420	276
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	2,830	2,568
Triton Container International
2.050%, 04/15/2026 (D)	1,490	1,326
Union Pacific
3.839%, 03/20/2060	970	743
3.750%, 07/15/2025	530	515
3.750%, 02/05/2070	700	509
3.375%, 02/14/2042	824	643
3.250%, 02/05/2050	1,065	770
2.891%, 04/06/2036	835	659
2.800%, 02/14/2032	990	846
2.375%, 05/20/2031	730	613
2.150%, 02/05/2027	270	247
United Airlines Pass-Through Trust
5.800%, 01/15/2036	3,800	3,787
United Parcel Service
5.200%, 04/01/2040	525	525
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	18	18
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,149	2,072
Waste Management
4.875%, 02/15/2029	2,262	2,244
4.875%, 02/15/2034	2,262	2,208

		161,658

Information Technology — 1.6%
Adobe
2.300%, 02/01/2030	1,300	1,128
Apple
4.850%, 05/10/2053	387	382
4.375%, 05/13/2045	1,275	1,174
4.150%, 05/10/2030	1,146	1,121
4.000%, 05/10/2028	2,293	2,241
3.950%, 08/08/2052	1,077	912
3.450%, 05/06/2024	350	345
2.650%, 05/11/2050	605	403
2.650%, 02/08/2051	470	312
2.450%, 08/04/2026	2,200	2,059
2.375%, 02/08/2041	558	399
1.125%, 05/11/2025	1,720	1,608
Applied Materials
1.750%, 06/01/2030	1,070	882

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Broadcom
4.926%, 05/15/2037 (D)	$2,237	$2,015
4.150%, 11/15/2030	842	770
3.469%, 04/15/2034 (D)	770	629
3.419%, 04/15/2033 (D)	2,244	1,859
3.150%, 11/15/2025	900	857
3.137%, 11/15/2035 (D)	2,980	2,275
2.600%, 02/15/2033 (D)	1,189	919
2.450%, 02/15/2031 (D)	1,200	967
Corning
5.450%, 11/15/2079	1,395	1,251
Global Payments
2.150%, 01/15/2027	2,731	2,434
Intel
5.900%, 02/10/2063	1,070	1,075
5.700%, 02/10/2053	763	756
5.625%, 02/10/2043	440	438
5.200%, 02/10/2033	430	430
5.125%, 02/10/2030	600	601
4.750%, 03/25/2050	480	422
3.734%, 12/08/2047	119	90
3.050%, 08/12/2051	310	201
2.800%, 08/12/2041	654	454
1.600%, 08/12/2028	650	558
International Business Machines
3.000%, 05/15/2024	2,340	2,297
KLA
4.650%, 07/15/2032	640	629
3.300%, 03/01/2050	628	451
Kyndryl Holdings
2.050%, 10/15/2026	2,500	2,201
Lam Research
3.800%, 03/15/2025	150	146
Marvell Technology
1.650%, 04/15/2026	2,010	1,824
Mastercard
3.850%, 03/26/2050	2,850	2,367
3.375%, 04/01/2024	240	237
Micron Technology
5.875%, 02/09/2033	1,291	1,276
5.875%, 09/15/2033	60	59
5.375%, 04/15/2028	3,844	3,779
3.477%, 11/01/2051	376	243
Microsoft
4.100%, 02/06/2037	245	233
3.450%, 08/08/2036	2,052	1,825
3.300%, 02/06/2027	2,330	2,239
3.041%, 03/17/2062	281	195
2.921%, 03/17/2052	646	458
2.875%, 02/06/2024	970	960
2.700%, 02/12/2025	360	348
2.525%, 06/01/2050	240	159

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.400%, 08/08/2026	$1,990	$1,866
NVIDIA
3.700%, 04/01/2060	680	540
3.500%, 04/01/2040	990	824
3.500%, 04/01/2050	2,010	1,583
NXP BV / NXP FUNDING LLC / NXP USA
4.400%, 06/01/2027	831	799
3.250%, 05/11/2041	752	535
2.700%, 05/01/2025	430	409
2.500%, 05/11/2031	764	618
Oracle
6.900%, 11/09/2052	4,078	4,441
5.550%, 02/06/2053	1,021	949
4.650%, 05/06/2030	610	586
4.375%, 05/15/2055	463	356
4.300%, 07/08/2034	285	256
4.000%, 07/15/2046	1,332	1,002
4.000%, 11/15/2047	330	246
3.950%, 03/25/2051	2,590	1,893
3.900%, 05/15/2035	4,951	4,227
3.800%, 11/15/2037	4,295	3,464
3.600%, 04/01/2040	1,834	1,388
3.600%, 04/01/2050	4,030	2,785
2.950%, 11/15/2024	675	654
2.950%, 05/15/2025	695	666
2.950%, 04/01/2030	1,415	1,227
2.875%, 03/25/2031	2,150	1,816
2.800%, 04/01/2027	625	574
1.650%, 03/25/2026	1,570	1,431
PayPal Holdings
2.300%, 06/01/2030	3,405	2,861
1.650%, 06/01/2025	640	599
QUALCOMM
6.000%, 05/20/2053	1,729	1,863
Sprint Capital
8.750%, 03/15/2032	855	1,019
Texas Instruments
5.050%, 05/18/2063	1,148	1,100
5.000%, 03/14/2053	1,916	1,863
4.900%, 03/14/2033	3,065	3,079
4.150%, 05/15/2048	1,250	1,083
1.750%, 05/04/2030	440	367
TSMC Arizona
2.500%, 10/25/2031	3,950	3,287
1.750%, 10/25/2026	1,370	1,234
TSMC Global
1.375%, 09/28/2030 (D)	3,140	2,463
Visa
4.300%, 12/14/2045	810	732
3.150%, 12/14/2025	420	403
VMware
4.700%, 05/15/2030	1,379	1,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.400%, 08/15/2026	$2,232	$1,979
1.000%, 08/15/2024	2,386	2,280
Vontier
1.800%, 04/01/2026	1,170	1,049

		117,589

Materials — 0.7%
Amcor Finance USA
3.625%, 04/28/2026	2,000	1,896
Anglo American Capital PLC
5.500%, 05/02/2033 (D)	1,127	1,088
4.750%, 03/16/2052 (D)	2,145	1,722
4.000%, 09/11/2027 (D)	280	265
3.625%, 09/11/2024 (D)	1,810	1,768
Barrick North America Finance LLC
5.700%, 05/30/2041	470	467
Berry Global
4.875%, 07/15/2026 (D)	3,270	3,156
1.650%, 01/15/2027	1,785	1,548
BHP Billiton Finance USA
5.000%, 09/30/2043	40	39
4.875%, 02/27/2026	3,827	3,800
Celanese US Holdings LLC
6.700%, 11/15/2033	1,513	1,519
6.550%, 11/15/2030	3,055	3,056
6.050%, 03/15/2025	689	690
Dow Chemical
4.800%, 05/15/2049	925	788
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,051
Freeport-McMoRan
5.450%, 03/15/2043	270	242
5.400%, 11/14/2034	330	313
Glencore Finance Canada
6.900%, 11/15/2037 (D)	792	838
6.000%, 11/15/2041 (D)	280	270
5.550%, 10/25/2042 (D)	344	314
Glencore Funding LLC
4.000%, 03/27/2027 (D)	1,570	1,492
International Flavors & Fragrances
5.000%, 09/26/2048	2,365	1,879
2.300%, 11/01/2030 (D)	4,800	3,724
MEGlobal BV MTN
4.250%, 11/03/2026 (D)	1,440	1,379
2.625%, 04/28/2028 (D)	2,250	1,977
Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	2,570	2,385
OCP
4.500%, 10/22/2025 (D)	1,860	1,799
Orbia Advance
2.875%, 05/11/2031 (D)	1,340	1,065
1.875%, 05/11/2026 (D)	1,410	1,257

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rohm & Haas
7.850%, 07/15/2029	$1,230	$1,360
Southern Copper
5.250%, 11/08/2042	4,340	4,014
Suzano Austria GmbH
6.000%, 01/15/2029	2,340	2,321
Vale Overseas
6.875%, 11/21/2036	1,495	1,559
6.250%, 08/10/2026	2,290	2,330

		54,371

Real Estate — 1.2%
Agree
4.800%, 10/01/2032	720	663
2.600%, 06/15/2033	327	248
2.000%, 06/15/2028	1,436	1,205
American Assets Trust
3.375%, 02/01/2031	2,580	2,003
American Homes 4 Rent
4.300%, 04/15/2052	592	457
3.625%, 04/15/2032	1,322	1,133
3.375%, 07/15/2051	1,120	716
2.375%, 07/15/2031	1,320	1,045
American Tower
5.650%, 03/15/2033	600	598
5.550%, 07/15/2033	3,920	3,880
5.500%, 03/15/2028	1,530	1,522
3.125%, 01/15/2027	647	596
2.950%, 01/15/2051	383	232
2.700%, 04/15/2031	1,040	850
2.300%, 09/15/2031	588	460
1.875%, 10/15/2030	3,215	2,501
AvalonBay Communities MTN
2.450%, 01/15/2031	2,490	2,069
Boston Properties
3.400%, 06/21/2029	1,510	1,291
2.900%, 03/15/2030	125	102
Brixmor Operating Partnership
4.050%, 07/01/2030	1,845	1,667
2.500%, 08/16/2031	1,986	1,562
Camden Property Trust
2.800%, 05/15/2030 (F)	480	417
Crown Castle
5.000%, 01/11/2028	2,547	2,500
4.800%, 09/01/2028	748	726
3.800%, 02/15/2028	748	696
3.250%, 01/15/2051	1,753	1,138
2.900%, 03/15/2027	1,106	1,015
2.900%, 04/01/2041	765	516
1.050%, 07/15/2026	2,060	1,821
CubeSmart
2.500%, 02/15/2032	1,300	1,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equinix
3.900%, 04/15/2032	$4,780	$4,254
Essential Properties
2.950%, 07/15/2031	1,600	1,199
Essex Portfolio
2.550%, 06/15/2031	681	545
Extra Space Storage
3.900%, 04/01/2029	1,153	1,056
2.550%, 06/01/2031	2,590	2,078
2.400%, 10/15/2031	2,090	1,641
2.200%, 10/15/2030	542	432
Federal Realty Investment Trust
3.950%, 01/15/2024	914	907
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,215
5.375%, 04/15/2026	1,305	1,278
5.300%, 01/15/2029	1,775	1,674
4.000%, 01/15/2030	1,542	1,345
4.000%, 01/15/2031	85	73
3.250%, 01/15/2032	38	30
Healthcare Realty Holdings
3.875%, 05/01/2025	1,100	1,038
3.625%, 01/15/2028	195	176
3.500%, 08/01/2026	1,010	943
3.100%, 02/15/2030	30	26
2.050%, 03/15/2031	360	268
2.000%, 03/15/2031	1,335	1,028
Hudson Pacific Properties
4.650%, 04/01/2029 (F)	3,440	2,621
3.950%, 11/01/2027	170	134
3.250%, 01/15/2030	180	122
Invitation Homes Operating Partnership
4.150%, 04/15/2032	1,316	1,171
2.700%, 01/15/2034	1,190	904
2.000%, 08/15/2031	1,210	926
Mid-America Apartments
4.300%, 10/15/2023	677	676
NNN REIT
5.600%, 10/15/2033	1,132	1,109
Physicians Realty
3.950%, 01/15/2028	56	52
2.625%, 11/01/2031	1,325	1,029
Realty Income
5.625%, 10/13/2032	1,338	1,337
4.900%, 07/15/2033	1,277	1,213
2.850%, 12/15/2032	957	776
2.200%, 06/15/2028	708	614
Regency Centers LP
2.950%, 09/15/2029	1,810	1,564
Sabra Health Care LP
3.900%, 10/15/2029	1,335	1,128

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scentre Group Trust 1/ Scentre Group Trust 2
3.625%, 01/28/2026 (D)	$1,285	$1,227
Simon Property Group LP
2.450%, 09/13/2029	1,915	1,621
STORE Capital
4.625%, 03/15/2029	843	725
4.500%, 03/15/2028	751	671
2.750%, 11/18/2030	1,169	858
2.700%, 12/01/2031	459	325
Sun Communities Operating
4.200%, 04/15/2032	1,322	1,162
VICI Properties
5.750%, 02/01/2027 (D)	355	348
5.625%, 05/15/2052 (F)	1,103	971
5.125%, 05/15/2032	2,318	2,148
4.950%, 02/15/2030	50	47
4.625%, 06/15/2025 (D)	190	184
4.500%, 09/01/2026 (D)	725	686
4.500%, 01/15/2028 (D)	416	386
4.125%, 08/15/2030 (D)	345	302
3.875%, 02/15/2029 (D)	1,170	1,033
3.750%, 02/15/2027 (D)	115	106
Welltower
4.500%, 01/15/2024	183	182
Weyerhaeuser
3.375%, 03/09/2033	2,480	2,110

		86,328

Utilities — 2.1%
Alabama Power
3.700%, 12/01/2047	1,490	1,119
American Electric Power
5.699%, 08/15/2025	1,745	1,746
American Transmission Systems
2.650%, 01/15/2032 (D)	1,197	980
Appalachian Power
4.500%, 03/01/2049	60	48
4.450%, 06/01/2045	1,600	1,300
Arizona Public Service
5.550%, 08/01/2033	2,075	2,077
Baltimore Gas and Electric
5.400%, 06/01/2053	1,146	1,130
2.250%, 06/15/2031	1,024	838
Berkshire Hathaway Energy
2.850%, 05/15/2051	2,810	1,740
Boston Gas
4.487%, 02/15/2042 (D)	140	113
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	756	560
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)	1,770	1,796

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Comision Federal de Electricidad
4.875%, 01/15/2024 (D)	$300	$298
4.750%, 02/23/2027 (D)	710	687
3.875%, 07/26/2033 (D)	790	613
Commonwealth Edison
5.300%, 02/01/2053	307	301
Consolidated Edison of New York
5.200%, 03/01/2033	2,143	2,140
4.450%, 03/15/2044	2,585	2,202
3.950%, 04/01/2050	210	166
3.350%, 04/01/2030	260	235
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,426
Consumers Energy
2.500%, 05/01/2060	640	354
Dominion Energy
3.071%, 08/15/2024 (C)	1,800	1,748
DTE Electric
3.650%, 03/01/2052	547	408
2.950%, 03/01/2050	1,196	794
DTE Energy
2.529%, 10/01/2024 (C)	1,775	1,713
1.050%, 06/01/2025	2,400	2,213
Duke Energy
3.500%, 06/15/2051	212	146
3.150%, 08/15/2027	850	786
2.550%, 06/15/2031	1,800	1,470
0.900%, 09/15/2025	1,955	1,784
Duke Energy Carolinas LLC
5.350%, 01/15/2053	1,535	1,492
4.950%, 01/15/2033	1,131	1,114
4.250%, 12/15/2041	1,000	847
4.000%, 09/30/2042	1,512	1,227
3.550%, 03/15/2052	926	673
2.850%, 03/15/2032	1,272	1,073
2.550%, 04/15/2031	697	590
Duke Energy Florida LLC
2.400%, 12/15/2031	1,021	833
Duke Energy Indiana LLC
2.750%, 04/01/2050	880	537
Duke Energy Ohio
5.250%, 04/01/2033	1,700	1,704
Duke Energy Progress LLC
5.250%, 03/15/2033	755	755
4.150%, 12/01/2044	250	204
2.500%, 08/15/2050	1,033	609
Entergy Arkansas LLC
5.150%, 01/15/2033	1,536	1,522
2.650%, 06/15/2051	922	551
Entergy Texas
3.450%, 12/01/2027	1,625	1,487

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Evergy Metro
5.300%, 10/01/2041	$250	$240
Eversource Energy
5.125%, 05/15/2033	1,690	1,635
4.600%, 07/01/2027	1,125	1,095
2.900%, 10/01/2024	3,730	3,619
1.650%, 08/15/2030	1,163	915
Exelon
5.625%, 06/15/2035	1,720	1,713
5.600%, 03/15/2053	505	487
5.300%, 03/15/2033	624	616
3.950%, 06/15/2025	1,020	990
FirstEnergy
4.150%, 07/15/2027	1,310	1,236
1.600%, 01/15/2026	300	272
Florida Power & Light
4.400%, 05/15/2028	4,000	3,913
3.250%, 06/01/2024	455	447
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	1,125	916
KeySpan Gas East
3.586%, 01/18/2052 (D)	4,825	3,151
2.742%, 08/15/2026 (D)	1,175	1,076
Louisville Gas and Electric
5.450%, 04/15/2033	2,285	2,310
Metropolitan Edison
5.200%, 04/01/2028 (D)	1,152	1,138
4.300%, 01/15/2029 (D)	1,924	1,822
4.000%, 04/15/2025 (D)	1,000	948
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,352
3.650%, 04/15/2029	1,330	1,240
2.700%, 08/01/2052	887	538
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (D)	190	180
Mississippi Power
4.250%, 03/15/2042	471	385
3.100%, 07/30/2051	1,228	784
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	720	684
NextEra Energy Capital Holdings
6.051%, 03/01/2025	2,190	2,199
NiSource
5.800%, 02/01/2042	471	453
NSTAR Electric
3.100%, 06/01/2051	632	423
Pacific Gas and Electric
6.100%, 01/15/2029	3,485	3,444
5.250%, 03/01/2052	335	265
4.950%, 07/01/2050	3,274	2,532
4.750%, 02/15/2044	344	263

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 07/01/2040	$352	$271
4.200%, 06/01/2041	595	431
3.950%, 12/01/2047	2,306	1,537
3.500%, 08/01/2050	220	138
3.300%, 08/01/2040	90	60
2.500%, 02/01/2031	2,795	2,181
2.100%, 08/01/2027	3,603	3,111
1.700%, 11/15/2023	2,910	2,883
PacifiCorp
5.500%, 05/15/2054	1,224	1,084
2.900%, 06/15/2052	2,590	1,527
PECO Energy
4.150%, 10/01/2044	1,985	1,631
2.850%, 09/15/2051	1,235	778
Pennsylvania Electric
5.150%, 03/30/2026 (D)	768	755
4.150%, 04/15/2025 (D)	995	962
3.250%, 03/15/2028 (D)	998	909
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	2,090	1,968
5.450%, 05/21/2028 (D)	830	822
4.125%, 05/15/2027 (D)	1,990	1,886
Piedmont Natural Gas
5.050%, 05/15/2052	2,000	1,764
2.500%, 03/15/2031	2,000	1,620
Progress Energy
6.000%, 12/01/2039	200	201
Public Service Electric and Gas
5.450%, 08/01/2053	604	613
5.200%, 08/01/2033	1,888	1,905
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,355
2.700%, 05/01/2050	474	303
2.050%, 08/01/2050	284	160
1.900%, 08/15/2031	1,748	1,397
Public Service of Oklahoma
3.150%, 08/15/2051	693	453
Southern California Edison
4.125%, 03/01/2048	772	608
Southern California Gas
2.550%, 02/01/2030	1,840	1,564
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,462
Southwestern Electric Power
5.300%, 04/01/2033	970	949
2.750%, 10/01/2026	1,000	925
1.650%, 03/15/2026	3,990	3,629
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,475

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Texas Electric Market Stabilization Funding N LLC
4.265%, 08/01/2034 (D)	$5,772	$5,487
Virginia Electric and Power
5.450%, 04/01/2053	347	336
5.000%, 04/01/2033	2,078	2,021
4.650%, 08/15/2043	1,205	1,037
3.450%, 02/15/2024	150	148
2.950%, 11/15/2051	1,024	655
Vistra Operations LLC
4.300%, 07/15/2029 (D)	2,725	2,417
WEC Energy Group
0.800%, 03/15/2024	1,480	1,442
Wisconsin Electric Power
1.700%, 06/15/2028	670	576

		149,866

Total Corporate Obligations
(Cost $2,287,415) ($ Thousands)		2,086,059

U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Bills
13.051%, 11/21/2023 (I)	10,310	10,188
5.414%, 02/15/2024 (I)	23,530	22,953
5.366%, 11/28/2023 (I)	68,390	67,505
5.187%, 09/14/2023 (I)	17,370	17,337
U.S. Treasury Bonds
5.250%, 11/15/2028	985	1,028
4.375%, 08/15/2043	104,687	104,409
4.125%, 08/15/2053	61,001	60,181
4.000%, 11/15/2042	1,530	1,452
4.000%, 11/15/2052	310	299
3.875%, 02/15/2043	8,861	8,245
3.875%, 05/15/2043	92,994	86,499
3.625%, 08/15/2043	460	411
3.625%, 02/15/2044	6,300	5,620
3.625%, 02/15/2053	13,780	12,415
3.625%, 05/15/2053	53,770	48,494
3.375%, 08/15/2042	450	390
3.375%, 05/15/2044	5,470	4,690
3.375%, 11/15/2048	1,840	1,564
3.250%, 05/15/2042	4,120	3,518
3.125%, 08/15/2044	600	494
3.125%, 05/15/2048	10,270	8,341
3.000%, 02/15/2049	8,260	6,557
3.000%, 08/15/2052	25,348	20,200
2.875%, 08/15/2028	6,337	5,941
2.875%, 08/15/2045	590	462
2.875%, 05/15/2049	1,360	1,054
2.875%, 05/15/2052	24,760	19,221
2.375%, 02/15/2042	16,493	12,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.375%, 05/15/2051	$13,630	$9,473
2.250%, 05/15/2041	8,642	6,368
2.250%, 02/15/2052	27,453	18,520
2.000%, 11/15/2041	100,308	70,188
2.000%, 08/15/2051	32,586	20,688
1.875%, 02/15/2041	11,214	7,782
1.875%, 02/15/2051	20,790	12,826
1.875%, 11/15/2051	14,575	8,956
1.750%, 08/15/2041	71,263	47,883
1.625%, 11/15/2050	1,670	966
1.375%, 11/15/2040	65,985	42,125
1.125%, 05/15/2040	2,289	1,418
1.125%, 08/15/2040	38,344	23,541
U.S. Treasury Inflation-Protected Securities
1.375%, 07/15/2033	12,437	11,904
1.250%, 04/15/2028	13,883	13,364
1.125%, 01/15/2033	23,170	21,602
U.S. Treasury Notes
5.000%, 08/31/2025	197,683	198,247
4.750%, 07/31/2025	9,758	9,732
4.625%, 02/28/2025	602	598
4.625%, 06/30/2025	1,160	1,154
4.500%, 11/30/2024	108	107
4.375%, 10/31/2024	470	465
4.375%, 08/15/2026	20,804	20,710
4.375%, 08/31/2028	168,030	169,067
4.250%, 05/31/2025	10,975	10,841
4.250%, 10/15/2025	16,290	16,107
4.125%, 01/31/2025	18,228	17,974
4.125%, 07/31/2028	50,778	50,480
4.125%, 08/31/2030	7,601	7,569
4.000%, 02/15/2026	223	219
4.000%, 06/30/2028	7,050	6,966
4.000%, 07/31/2030	6,470	6,393
3.875%, 03/31/2025	4,340	4,261
3.875%, 04/30/2025	6,405	6,289
3.875%, 08/15/2033	73,798	72,483
3.750%, 04/15/2026	7,365	7,206
3.500%, 01/31/2028	19,069	18,440
3.375%, 05/15/2033	1,155	1,088
3.250%, 06/30/2027	4,080	3,917
3.250%, 06/30/2029	10,863	10,302
3.000%, 07/15/2025	12,641	12,209
2.875%, 04/30/2025	7,646	7,385
2.875%, 06/15/2025	13,533	13,054
2.750%, 04/30/2027	6,980	6,588
2.750%, 07/31/2027	15,385	14,483
2.750%, 05/31/2029	8,103	7,485
2.625%, 02/15/2029	21,710	19,987
2.625%, 07/31/2029	56,550	51,792
2.375%, 03/31/2029	20,728	18,799
2.125%, 05/15/2025	6,014	5,733

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.000%, 11/15/2026	$7,220	$6,684
1.750%, 12/31/2026	3,974	3,643
1.500%, 08/15/2026	28,029	25,691
1.375%, 10/31/2028	18,677	16,190
1.125%, 02/29/2028	5,736	4,994
1.125%, 08/31/2028	3,941	3,387
0.750%, 05/31/2026	1,243	1,121
0.375%, 07/31/2027	14,830	12,711

Total U.S. Treasury Obligations
(Cost $1,836,794) ($ Thousands)		1,721,893

ASSET-BACKED SECURITIES — 9.2%
Automotive — 2.8%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	876	871
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/2026	404	403
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,661	1,633
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	757	757
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	904	891
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	2,164	2,060
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (D)	3,658	3,428
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	3,620	3,313
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (D)	1,050	929
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (D)	1,502	1,315
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-1A, Cl A
5.250%, 04/20/2029 (D)	3,099	3,032
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-2A, Cl A
5.200%, 10/20/2027 (D)	1,493	1,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-4A, Cl A
5.490%, 06/20/2029 (D)	$3,188	$3,138
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl A
5.780%, 04/20/2028 (D)	2,125	2,123
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-6A, Cl A
5.810%, 12/20/2029 (D)	1,399	1,399
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	530	527
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/2026	1,181	1,172
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	810	813
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	2,825	2,744
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	4,895	4,849
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	865	865
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	1,120	1,081
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	1,140	1,089
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,990	1,895
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (D)	2,354	2,340
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A3
5.420%, 10/22/2029 (D)	1,451	1,440
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	905	861
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	3,024	2,875
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	786
Ford Credit Auto Owner Trust, Ser 2023-1, Cl A
4.850%, 08/15/2035 (D)	2,839	2,798

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2023-2, Cl A
5.280%, 02/15/2036 (D)	$3,760	$3,774
Ford Credit Auto Owner Trust, Ser 2023-2, Cl B
5.920%, 02/15/2036 (D)	2,710	2,715
Ford Credit Auto Owner Trust, Ser 2023-2, Cl C
6.160%, 02/15/2036 (D)	2,820	2,821
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	3,281	3,232
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,588
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (D)	2,997	2,961
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (D)	152	152
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	2,175	2,147
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/2027	1,760	1,747
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/2026	2,341	2,323
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	1,064	1,052
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
5.380%, 11/20/2026	1,993	1,992
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	677	677
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A3
3.100%, 02/16/2027	3,945	3,829
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	1,305	1,292
GM Financial Revolving Receivables Trust, Ser 2022-1, Cl A
5.910%, 10/11/2035 (D)	2,069	2,114
GM Financial Revolving Receivables Trust, Ser 2023-1, Cl A
5.120%, 04/11/2035 (D)	1,981	1,976

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (D)	$3,703	$3,699
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (D)	4,946	4,632
Hertz Vehicle Financing III LLC, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (D)	1,040	1,030
Hertz Vehicle Financing III LLC, Ser 2023-2A, Cl A
5.570%, 09/25/2029 (D)	3,923	3,873
Hertz Vehicle Financing III LLC, Ser 2023-4A, Cl A
6.150%, 03/25/2030 (D)	2,258	2,263
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (D)	1,983	1,747
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (D)	2,030	1,771
Hertz Vehicle Financing LLC, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (D)	1,930	1,851
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	1,490	1,454
Honda Auto Receivables Owner Trust, Ser 2023-1, Cl A3
5.040%, 04/21/2027	3,472	3,452
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	1,715	1,692
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (D)	1,684	1,660
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,240
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	2,641	2,543
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	844
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,525	1,496
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	858	863

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (D)	$7	$7
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (D)	153	151
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	477	463
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	1,219	1,164
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	2,283	2,255
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,837
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A4
4.310%, 04/16/2029	1,394	1,361
Nissan Auto Lease Trust, Ser 2023-B, Cl A3
5.690%, 07/15/2026	5,647	5,656
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	1,493	1,496
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,083
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A4
4.850%, 06/17/2030	794	787
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	1,654	1,630
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	813	792
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	757	749
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	2,808	2,782
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	2,548	2,521
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	2,380	2,357
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	1,973	1,959

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	$5,937	$5,890
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	948	945
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	2,920	2,855
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/2028 (D)	2,195	2,186
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	885	864
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	3,475	3,230
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	465	418
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (D)	3,840	3,662
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	4,760	4,713
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	1,004
Toyota Auto Receivables Owner Trust, Ser 2023-A, Cl A4
4.420%, 08/15/2028	1,312	1,285
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	5,441	5,387
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	3,130	3,122
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/2026 (D)	2,865	2,836
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	3,050	3,026
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	1,135	1,117
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	3,542	3,527

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	$1,115	$1,107
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	1,977	1,974
		204,595

Credit Cards — 0.6%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	1,580	1,528
American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	1,913	1,902
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/2028	1,296	1,285
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	2,377	2,305
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/2028	1,916	1,882
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
6.197%, TSFR1M + 0.884%, 05/14/2029 (B)	5,880	5,893
Discover Card Execution Note Trust, Ser 2022-A3, Cl A3
3.560%, 07/15/2027	5,081	4,919
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	3,815	3,736
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	6,720	6,683
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (D)	3,150	3,081
Synchrony Card Funding LLC, Ser 2022-A2, Cl A
3.860%, 07/15/2028	1,197	1,162
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	6,393	6,422
		40,798

Mortgage Related Securities — 0.2%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (C)	13	13
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
6.149%, TSFR1M + 0.834%, 09/25/2035 (B)	1,553	1,520

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
6.410%, TSFR1M + 1.089%, 02/28/2041 (B)	$27	$27
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
6.149%, TSFR1M + 0.834%, 01/25/2035 (B)	1,483	1,464
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
6.245%, TSFR1M + 0.934%, 09/15/2029 (B)	145	138
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
5.749%, TSFR1M + 0.434%, 08/25/2036 (B)	669	240
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (C)	12	5
RASC Trust, Ser 2005-KS9, Cl M5
6.374%, TSFR1M + 0.744%, 10/25/2035 (B)	4,603	4,502
RASC Trust, Ser 2006-KS2, Cl M2
6.014%, TSFR1M + 0.699%, 03/25/2036 (B)	1,315	1,288
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	8	7
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
6.429%, TSFR1M + 1.114%, 10/25/2034 (B)	2,018	1,973
		11,177

Other Asset-Backed Securities — 5.6%

AB BSL CLO IV, Ser 2023-4A, Cl A
6.957%, TSFR3M + 2.000%, 04/20/2036 (B)(D)	890	896
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A1A
7.538%, TSFR3M + 2.212%, 01/20/2032 (B)(D)	2,420	2,414
ABPCI Direct Lending Fund IX LLC, Ser 2021-9A, Cl A1R
7.019%, TSFR3M + 1.662%, 11/18/2031 (B)(D)	4,190	4,150
AccessLex Institute, Ser 2007-A, Cl A3
5.953%, ICE LIBOR USD 3 Month + 0.300%, 05/25/2036 (B)	1,366	1,327
AGL CLO VI, Ser 2021-6A, Cl AR
6.788%, TSFR3M + 1.462%, 07/20/2034 (B)(D)	1,000	996

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aimco CLO XI, Ser 2021-11A, Cl AR
6.700%, TSFR3M + 1.392%, 10/17/2034 (B)(D)	$5,500	$5,465
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (D)	3,630	3,185
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	4,784	4,614
AMMC CLO 15, Ser 2021-15A, Cl BR3
7.220%, TSFR3M + 1.912%, 01/15/2032 (B)(D)	2,000	1,967
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
6.657%, TSFR3M + 1.312%, 07/24/2029 (B)(D)	1,868	1,864
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.638%, TSFR3M + 1.312%, 04/20/2034 (B)(D)	1,320	1,307
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
7.125%, TSFR1M + 1.814%, 11/15/2036 (B)(D)	4,831	4,673
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
6.639%, SOFR30A + 1.450%, 01/15/2037 (B)(D)	1,848	1,830
Ares LXIII CLO, Ser 2022-63A, Cl A1A
6.706%, TSFR3M + 1.380%, 04/20/2035 (B)(D)	2,750	2,721
Ares XLII Clo, Ser 2021-42A, Cl BR
7.107%, TSFR3M + 1.762%, 01/22/2028 (B)(D)	2,000	1,981
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
6.765%, TSFR3M + 1.432%, 01/20/2035 (B)(D)	1,230	1,217
Blackbird Capital Aircraft, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (D)	812	698
Brazos Education Loan Authority, Ser 2012-1, Cl A1
6.102%, SOFR30A + 0.814%, 12/26/2035 (B)	590	584
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
6.669%, TSFR3M + 1.312%, 07/27/2031 (B)(D)	863	861
Catskill Park CLO, Ser 2017-1A, Cl A2
7.288%, TSFR3M + 1.962%, 04/20/2029 (B)(D)	1,500	1,492
Cayuga Park CLO, Ser 2021-1A, Cl AR
6.690%, TSFR3M + 1.382%, 07/17/2034 (B)(D)	2,360	2,341

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CBAM, Ser 2017-1A, Cl A1
6.838%, TSFR3M + 1.512%, 07/20/2030 (B)(D)	$653	$652
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (D)	1,580	1,459
Cerberus Loan Funding XXVIII, Ser 2020-1A, Cl A
7.420%, TSFR3M + 2.112%, 10/15/2031 (B)(D)	414	413
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.831%, 11/25/2034 (C)	89	86
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.831%, 11/25/2034 (C)	88	85
CIFC Funding, Ser 2021-7A, Cl A1
6.737%, TSFR3M + 1.392%, 01/23/2035 (B)(D)	6,225	6,189
CIT Education Loan Trust, Ser 2007-1, Cl A
5.327%, SOFR90A + 0.352%, 03/25/2042 (B)(D)	963	927
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.899%, 03/25/2037 (C)	255	250
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	3,130	3,053
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	3,265	3,250
College Ave Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (D)	2,911	2,832
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
7.079%, TSFR1M + 1.764%, 11/26/2046 (B)(D)	491	492
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	372	352
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	785	725
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	616	531
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	416	363
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.847%, 06/25/2040 (B)(D)	102	7
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
5.969%, TSFR1M + 0.654%, 12/25/2034 (B)	1,860	1,785

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates Trust, Ser 2006-SD3, Cl A1
6.089%, TSFR1M + 0.774%, 07/25/2036 (B)(D)	$22	$21
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
6.329%, TSFR1M + 1.014%, 10/25/2047 (B)	198	176
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
5.545%, TSFR1M + 0.234%, 04/15/2037 (B)	1,100	1,006
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (C)	21	19
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.053%, 12/25/2036 (C)	315	249
Dell Equipment Finance Trust, Ser 2022-2, Cl A3
4.140%, 07/22/2027 (D)	795	781
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	760	763
DLLAD LLC, Ser 2023-1A, Cl A3
4.790%, 01/20/2028 (D)	3,395	3,336
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	4,055	4,015
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
6.470%, TSFR3M + 1.162%, 04/15/2029 (B)(D)	3,211	3,199
Eaton Vance CLO, Ser 2021-2A, Cl AR
6.720%, TSFR3M + 1.412%, 01/15/2035 (B)(D)	1,500	1,488
Educational Funding of the South, Ser 2011-1, Cl A2
5.966%, SOFR90A + 0.912%, 04/25/2035 (B)	155	155
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	1,601	1,569
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	8,527	7,748
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	179	165
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.089%, TSFR1M + 0.774%, 01/25/2036 (B)	6,120	5,734
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	252	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GoldentTree Loan Management US CLO I, Ser 2021-11A, Cl B
7.188%, TSFR3M + 1.862%, 10/20/2034 (B)(D)	$6,000	$5,865
Golub Capital Partners CLO 66B, Ser 2023-66A, Cl A
6.926%, TSFR3M + 1.950%, 04/25/2036 (B)(D)	890	892
Golub Capital Partners CLO XLV MM, Ser 2019-45A, Cl A
7.308%, TSFR3M + 1.982%, 10/20/2031 (B)(D)	1,500	1,500
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
7.378%, ICE LIBOR USD 3 Month + 1.900%, 12/20/2029 (B)(D)	2,184	2,175
GreatAmerica Leasing Receivables Funding LLC, Ser 2022-1, Cl A3
5.080%, 09/15/2026 (D)	1,925	1,906
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
6.938%, TSFR3M + 1.612%, 01/20/2033 (B)(D)	590	589
Halsey Point CLO III, Ser 2020-3A, Cl A1A
7.081%, TSFR3M + 1.712%, 11/30/2032 (B)(D)	700	700
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (D)	3,685	2,935
HGI CRE CLO, Ser 2021-FL1, Cl A
6.477%, TSFR1M + 1.164%, 06/16/2036 (B)(D)	1,909	1,885
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	2,080	1,799
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	835	784
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (D)	3,044	2,722
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (D)	5,450	5,127
HPS Loan Management, Ser 2021-16A, Cl A1
6.747%, TSFR3M + 1.402%, 01/23/2035 (B)(D)	6,000	5,923
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	1,138	1,009
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	1,458	1,238
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.875%, 08/25/2038 (B)(D)	468	8

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.262%, 04/25/2040 (B)(D)	$78	$6
KKR CLO XXXII, Ser 2020-32A, Cl A1
6.890%, TSFR3M + 1.582%, 01/15/2032 (B)(D)	900	898
KREF, Ser 2022-FL3, Cl A
6.764%, TSFR1M + 1.450%, 02/17/2039 (B)(D)	4,100	4,017
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
6.938%, TSFR3M + 1.612%, 04/20/2030 (B)(D)	2,655	2,609
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
6.578%, TSFR3M + 1.252%, 04/20/2032 (B)(D)	3,500	3,480
Magnetite XIV-R, Ser 2018-14RA, Cl A2
6.692%, TSFR3M + 1.382%, 10/18/2031 (B)(D)	2,910	2,880
MF1 LLC, Ser 2022-FL10, Cl A
7.949%, TSFR1M + 2.635%, 09/17/2037 (B)(D)	1,365	1,369
MF1, Ser 2020-FL4, Cl A
7.128%, TSFR1M + 1.814%, 11/15/2035 (B)(D)	950	945
MF1, Ser 2021-FL6, Cl A
6.526%, TSFR1M + 1.214%, 07/16/2036 (B)(D)	565	552
MF1, Ser 2021-FL7, Cl A
6.506%, TSFR1M + 1.194%, 10/16/2036 (B)(D)	3,875	3,826
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (D)	1,901	1,822
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	727	701
MKS CLO, Ser 2018-2A, Cl A
6.778%, TSFR3M + 1.452%, 01/20/2031 (B)(D)	1,328	1,324
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	397	359
Myers Park CLO, Ser 2018-1A, Cl B1
7.188%, TSFR3M + 1.862%, 10/20/2030 (B)(D)	890	877
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
7.025%, TSFR1M + 1.714%, 10/15/2031 (B)(D)	753	755
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
7.575%, TSFR1M + 2.264%, 12/15/2045 (B)(D)	302	304

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	$502	$487
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (D)	1	1
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	78	76
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	3,005	2,872
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	868	836
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	1,494	1,418
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	1,885	1,744
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	2,294	2,114
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (D)	688	626
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	1,118	1,007
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (D)	1,222	1,094
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	1,417	1,259
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	205	179
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	614	532
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	2,325	1,989
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	3,362	2,830
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	2,150	1,808

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	$529	$456
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	1,875	1,637
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.912%, SOFR30A + 0.624%, 06/25/2031 (B)	2,174	2,086
Navient Student Loan Trust, Ser 2014-3, Cl A
6.022%, SOFR30A + 0.734%, 03/25/2083 (B)	2,827	2,797
Navient Student Loan Trust, Ser 2014-4, Cl A
6.022%, SOFR30A + 0.734%, 03/25/2083 (B)	1,941	1,916
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.752%, SOFR30A + 1.464%, 06/25/2065 (B)(D)	1,243	1,252
Navient Student Loan Trust, Ser 2017-3A, Cl A3
6.452%, SOFR30A + 1.164%, 07/26/2066 (B)(D)	6,044	5,947
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	2,030	1,924
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	920	776
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	2,214	1,908
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.496%, SOFR90A + 0.442%, 10/27/2036 (B)	505	493
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.476%, SOFR90A + 0.422%, 01/25/2037 (B)	1,532	1,509
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.426%, SOFR90A + 0.372%, 10/25/2033 (B)	3,265	3,193
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.328%, SOFR90A + 0.362%, 03/23/2037 (B)	3,493	3,424
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.348%, SOFR90A + 0.382%, 12/24/2035 (B)	2,591	2,544

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.408%, SOFR90A + 0.442%, 03/22/2032 (B)	$415	$397
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
6.352%, SOFR30A + 1.064%, 11/25/2048 (B)(D)	3,484	3,453
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	1,497	1,329
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	1,583	1,423
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	5,740	4,789
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.619%, TSFR1M + 0.304%, 04/25/2037 (B)	5,739	5,368
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (D)	2,556	2,244
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
6.520%, TSFR3M + 1.212%, 07/15/2029 (B)(D)	4,807	4,790
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
6.631%, TSFR3M + 1.262%, 02/14/2031 (B)(D)	1,300	1,293
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	1,456	1,451
OHA Credit Funding VII, Ser 2022-7A, Cl AR
6.620%, TSFR3M + 1.300%, 02/24/2037 (B)(D)	1,730	1,709
Owl Rock CLO III, Ser 2020-3A, Cl A1L
7.388%, TSFR3M + 2.062%, 04/20/2032 (B)(D)	1,620	1,614
Palmer Square CLO, Ser 2021-1A, Cl A1R
6.781%, TSFR3M + 1.412%, 11/14/2034 (B)(D)	2,430	2,425
Palmer Square CLO, Ser 2022-1A, Cl A
6.646%, TSFR3M + 1.320%, 04/20/2035 (B)(D)	5,800	5,707
Point Au Roche Park CLO, Ser 2021-1A, Cl A
6.668%, TSFR3M + 1.342%, 07/20/2034 (B)(D)	3,130	3,098
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	2,651	2,546
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (D)	2,225	2,142

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
RAMP Trust, Ser 2007-RZ1, Cl A3
5.929%, TSFR1M + 0.614%, 02/25/2037 (B)	$3,148	$3,087
Recette CLO, Ser 2021-1A, Cl ARR
6.668%, ICE LIBOR USD 3 Month + 1.080%, 04/20/2034 (B)(D)	760	753
Reese Park CLO, Ser 2021-1A, Cl AR
6.700%, TSFR3M + 1.392%, 10/15/2034 (B)(D)	3,690	3,658
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.741%, TSFR3M + 1.362%, 08/20/2032 (B)(D)	5,000	4,967
RR III, Ser 2018-3A, Cl A1R2
6.660%, TSFR3M + 1.352%, 01/15/2030 (B)(D)	990	988
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,022	950
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	672	622
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,759	1,568
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	894	847
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
6.970%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (B)(D)	587	586
Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (D)	651	647
Silver Rock CLO I, Ser 2020-1A, Cl A
7.238%, TSFR3M + 1.912%, 10/20/2031 (B)(D)	2,350	2,350
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
10.175%, TSFR1M + 4.864%, 10/15/2041 (B)(D)	1,464	1,547
SLM Student Loan Trust, Ser 2003-4, Cl A5D
6.302%, ICE LIBOR USD 3 Month + 0.750%, 03/15/2033 (B)(D)	611	578
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.752%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (B)(D)	2,237	2,200
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.476%, SOFR90A + 0.422%, 01/25/2041 (B)	3,024	2,852

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-2, Cl B
6.516%, SOFR90A + 1.462%, 01/25/2083 (B)	$1,155	$1,096
SLM Student Loan Trust, Ser 2008-3, Cl B
6.516%, SOFR90A + 1.462%, 04/26/2083 (B)	1,155	1,009
SLM Student Loan Trust, Ser 2008-4, Cl B
7.166%, SOFR90A + 2.112%, 04/25/2073 (B)	1,155	1,112
SLM Student Loan Trust, Ser 2008-5, Cl B
7.166%, SOFR90A + 2.112%, 07/25/2073 (B)	1,155	1,117
SLM Student Loan Trust, Ser 2008-6, Cl A4
6.416%, SOFR90A + 1.362%, 07/25/2023 (B)	3,127	3,093
SLM Student Loan Trust, Ser 2008-6, Cl B
7.166%, SOFR90A + 2.112%, 07/26/2083 (B)	1,155	1,088
SLM Student Loan Trust, Ser 2008-7, Cl B
7.166%, SOFR90A + 2.112%, 07/26/2083 (B)	1,155	1,061
SLM Student Loan Trust, Ser 2011-2, Cl A2
6.602%, SOFR30A + 1.314%, 10/25/2034 (B)	312	313
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
5.866%, SOFR90A + 0.812%, 10/25/2064 (B)(D)	2,533	2,473
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	250	242
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
6.875%, TSFR1M + 1.564%, 02/17/2032 (B)(D)	325	325
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
6.525%, TSFR1M + 1.214%, 09/15/2034 (B)(D)	288	288
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (D)	544	520
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (D)	865	797
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (D)	810	724
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	1,775	1,582

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	$4,940	$4,400
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	1,097	959
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	3,084	2,658
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	2,462	2,178
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	2,122	1,845
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	1,010	907
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	4,116	3,637
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	3,550	3,178
SMB Private Education Loan Trust, Ser 2023-B, Cl A1B
6.989%, SOFR30A + 1.800%, 10/16/2056 (B)(D)	1,904	1,921
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (D)	381	380
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	33	32
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	209	187
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (D)	696	588
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	1,627	1,357
South Carolina Student Loan, Ser 2015-A, Cl A
6.929%, TSFR1M + 1.614%, 01/25/2036 (B)	778	776
Stack Infrastructure Issuer LLC, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (D)	377	372
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (D)	6,252	5,696

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
6.629%, TSFR1M + 1.314%, 08/25/2034 (B)	$833	$814
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.979%, TSFR1M + 0.664%, 09/25/2034 (B)	2,286	2,158
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
5.769%, TSFR1M + 0.454%, 12/25/2036 (B)	1,569	1,521
STWD, Ser 2019-FL1, Cl A
6.505%, TSFR1M + 1.194%, 07/15/2038 (B)(D)	271	270
STWD, Ser 2022-FL3, Cl A
6.539%, SOFR30A + 1.350%, 11/15/2038 (B)(D)	200	196
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	1,743	1,726
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(D)	1,284	1,271
Trestles CLO IV, Ser 2021-4A, Cl B1
7.295%, TSFR3M + 1.962%, 07/21/2034 (B)(D)	6,300	6,193
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (D)	2,011	1,759
TRTX Issuer, Ser 2022-FL5, Cl A
6.872%, SOFR30A + 1.650%, 02/15/2039 (B)(D)	4,050	3,958
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	226	204
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	421	364
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	973	902
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,223	1,136
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	8,955	8,327
U.S. Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	5,093	4,686
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,524	1,442
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	3,208	3,092

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	$1,960	$1,899
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	6,844	6,733
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	1,101	1,090
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	5,065	5,062
Voya CLO, Ser 2018-3A, Cl A1A
6.720%, TSFR3M + 1.412%, 10/15/2031 (B)(D)	2,810	2,802
Voya CLO, Ser 2018-3A, Cl A1R
6.762%, TSFR3M + 1.452%, 10/18/2031 (B)(D)	750	749
Voya CLO, Ser 2021-3A, Cl A1R
6.628%, TSFR3M + 1.302%, 04/20/2034 (B)(D)	1,110	1,102
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.719%, TSFR1M + 0.404%, 07/25/2036 (B)	6,913	6,768
Whitebox CLO II, Ser 2021-2A, Cl A1R
6.827%, TSFR3M + 1.482%, 10/24/2034 (B)(D)	1,810	1,794
Whitebox CLO III, Ser 2021-3A, Cl A1
6.790%, TSFR3M + 1.482%, 10/15/2034 (B)(D)	2,140	2,123
Zais CLO XIII, Ser 2019-13A, Cl A1A
7.060%, TSFR3M + 1.752%, 07/15/2032 (B)(D)	1,302	1,301
		410,551

Total Asset-Backed Securities
(Cost $688,901) ($ Thousands)		667,121

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
5.370%, 05/21/2024	21,800	21,729
5.300%, 05/22/2024	22,010	21,932
1.000%, 09/30/2031 (C)	3,695	3,025
Resolution Funding Interest STRIP
0.000%, 01/15/2030(A)	1,930	1,434
Resolution Funding Principal STRIP
0.000%, 04/15/2030(A)	2,570	1,888
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(A)	1,000	900

Total U.S. Government Agency Obligations
(Cost $52,367) ($ Thousands)		50,908

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.7%

Bermuda Government International Bond
5.000%, 07/15/2032(D)	$656	$629
Chile Government International Bond
3.100%, 05/07/2041	1,310	953
Colombia Government International Bond
5.625%, 02/26/2044	2,570	1,944
5.200%, 05/15/2049	3,500	2,454
5.000%, 06/15/2045	3,310	2,320
3.125%, 04/15/2031	710	546
Export Finance & Insurance
4.625%, 10/26/2027(D)	2,742	2,746
Export-Import Bank of India
3.375%, 08/05/2026(D)	1,410	1,330
Indonesia Government International Bond
5.250%, 01/08/2047(D)	410	402
4.750%, 07/18/2047(D)	400	366
Israel Government AID Bond
0.000%, 11/01/2024(A)	1,000	936
0.000%, 02/15/2025(A)	1,000	923
0.000%, 08/15/2025(A)	1,000	897
Israel Government International Bond
4.500%, 01/17/2033	1,844	1,770
3.375%, 01/15/2050	430	304
2.750%, 07/03/2030	720	627
Italy Government International Bond
3.875%, 05/06/2051	619	433
Kazakhstan Government International Bond
4.875%, 10/14/2044(D)	2,480	2,204
Mexico Government International Bond
6.338%, 05/04/2053	1,845	1,842
6.050%, 01/11/2040	4,108	4,097
4.750%, 03/08/2044	3,480	2,917
4.400%, 02/12/2052(F)	820	631
3.771%, 05/24/2061	559	367
3.500%, 02/12/2034	2,753	2,281
2.659%, 05/24/2031	3,630	3,003
Panama Government International Bond
6.853%, 03/28/2054	403	412
4.500%, 05/15/2047	530	406
4.500%, 04/16/2050	2,450	1,830
4.500%, 04/01/2056	830	601
4.300%, 04/29/2053	950	683
3.160%, 01/23/2030	310	270
Paraguay Government International Bond
5.850%, 08/21/2033(D)	1,727	1,699
5.400%, 03/30/2050(D)	627	523
Peruvian Government International Bond
3.600%, 01/15/2072	2,060	1,349
3.550%, 03/10/2051	240	172

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Uruguay Government International Bond
5.750%, 10/28/2034(F)	$2,280	$2,440
5.100%, 06/18/2050	2,630	2,525
4.375%, 01/23/2031	680	668

Total Sovereign Debt
(Cost $58,895) ($ Thousands)		50,500

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	1,490	1,112
California State, University, Ser B, RB
2.374%, 11/01/2035	1,160	869
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	4,660	3,139

		5,120

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	156	160
6.637%, 04/01/2057	2,274	2,537

		2,697

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,382

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	1,423
New York City, Ser A, GO
3.000%, 08/01/2034	870	717
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	882
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	1,940	1,985
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	480	443

		5,450

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	$689	$600

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,387
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	377

		1,764

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	1,155	709
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	63	62

		771

Total Municipal Bonds
(Cost $21,380) ($ Thousands)		17,784

	Shares
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
5.360% **†(J)	16,143,330	16,135

Total Affiliated Partnership
(Cost $16,144) ($ Thousands)		16,135

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	166,982,292	166,982

Total Cash Equivalent
(Cost $166,982) ($ Thousands)		166,982

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $796) ($ Thousands)		675

Total Investments in Securities — 109.2%
(Cost $8,496,313) ($ Thousands)		$7,934,668

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $2,454) ($ Thousands)		$(1,580)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

A list of exchange traded option contracts held by the Fund at August 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2023, SOFR 1-Year Mid Curve	285	$68,279	$95.88	12/16/2023	$251
December 2023, SOFR 1-Year Mid Curve	218	52,227	96.00	12/16/2023	232
September 2023, U.S. 5 Year Future Option	909	97,192	105.75	9/16/2023	–

		217,698			483

Call Options
October 2023, U.S. 30 Year Future Option	30	3,650	121.00	9/16/2023	54
October 2023, U.S. 30 Year Future Option	30	3,651	122.00	9/16/2023	39
September 2023, U.S. 5 Year Future Option	909	97,192	107.25	9/16/2023	99

		104,493			192

Total Purchased Options		$322,191			$675
WRITTEN OPTIONS — 0.0%
Put Options
June 2024, 3-Month SOFR Future Option	(649)	$(154,324)	97.50	06/22/2024	$(110)
June 2024, 3-Month SOFR Future Option	(2,175)	(517,188)	94.50	06/22/2024	(829)
December 2023, SOFR 1-Year Mid Curve	(570)	(136,558)	95.25	12/16/2023	(146)
December 2023, SOFR 1-Year Mid Curve	(436)	(104,455)	95.38	12/16/2023	(147)
November 2023, U.S. 30 Year Future Option	(169)	(20,565)	112.00	10/21/2023	(35)
November 2023, U.S. 30 Year Future Option	(169)	(20,565)	113.00	10/21/2023	(45)
September 2023, U.S. 5 Year Future Option	(303)	(32,397)	106.50	09/16/2023	(21)

		(986,052)			(1,333)

Call Options
September 2023, 3-Month SOFR Future Option	(297)	(70,231)	98.75	09/16/2023	(2)
October 2023, U.S. 30 Year Future Option	(107)	(13,021)	128.00	09/16/2023	(10)
October 2023, U.S. 30 Year Future Option	(60)	(7,301)	124.00	09/16/2023	(34)
October 2023, U.S. 30 Year Future Option	(60)	(7,301)	123.00	09/16/2023	(52)
September 2023, U.S. 5 Year Future Option	(303)	(32,398)	106.50	09/16/2023	(149)

		(130,252)			(247)

Total Written Options		$(1,116,304)			$(1,580)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	4	Sep-2023	$965	$948	$(17)
3 Month SOFR	168	Mar-2026	40,482	40,490	8
Euro-Bobl	69	Dec-2023	8,801	8,797	56
U.S. 2-Year Treasury Note	3,979	Dec-2023	809,078	810,939	1,861
U.S. 5-Year Treasury Note	2,695	Dec-2023	286,968	288,155	1,187
U.S. 10-Year Treasury Note	1,342	Dec-2023	148,013	149,004	991
U.S. Long Treasury Bond	659	Dec-2023	78,838	80,192	1,354
U.S. Ultra Long Treasury Bond	864	Dec-2023	109,658	111,861	2,203
			1,482,803	1,490,386	7,643
Short Contracts
3 Month SOFR	(1,227)	Mar-2024	$(292,619)	$(290,185)	$2,434
U.S. 5-Year Treasury Note	(2,934)	Dec-2023	(311,536)	(313,709)	(2,173)
U.S. Long Treasury Bond	(350)	Dec-2023	(42,092)	(42,590)	(498)
Ultra 10-Year U.S. Treasury Note	(1,229)	Dec-2023	(141,066)	(142,699)	(1,633)
			(787,313)	(789,183)	(1,870)
			$695,490	$701,203	$5,773

A list of the open forward foreign currency contracts held by the Fund at August 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	10/20/23	USD	2,576	AUD	3,860	$(72)
BNP Paribas	10/20/23	USD	4,422	CAD	5,860	(86)
Morgan Stanley	10/20/23	USD	460	EUR	416	(7)
Morgan Stanley	10/20/23	GBP	1,568	USD	2,015	27
Morgan Stanley	10/20/23	CNH	9,709	USD	1,348	11
						$(127)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2023, is as follows:

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.IG.4006/28@100	1.00%	Quarterly	06/20/2028	$236,003	$3,667	$1,807	$1,860

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	4.1%	Annually	03/10/2026	USD	131,377	$(435)	$1,392	$(1,827)
SOFR	4.0%	Annually	02/29/2028	USD	173,370	83	37	46
SOFR	4.18%	Annually	02/29/2028	USD	42,730	314	33	281
2.85%	SOFR	Annually	02/15/2029	USD	17,852	984	(32)	1,016
3.27%	SOFR	Annually	04/30/2029	USD	25,140	885	(297)	1,182
3.85%	SOFR	Annually	06/30/2029	USD	2,310	13	3	10
3.4%	SOFR	Annually	03/10/2034	USD	29,301	706	(477)	1,183
1.52%	SOFR	Annually	02/15/2047	USD	20,626	6,883	(24)	6,907
3.05%	SOFR	Annually	02/15/2048	USD	22,615	2,164	918	1,246
2.6%	SOFR	Annually	02/15/2048	USD	13,045	2,183	1,019	1,164
3.15%	SOFR	Annually	05/15/2048	USD	13,133	1,042	229	813
2.5%	SOFR	Annually	04/21/2052	USD	9,190	1,713	15	1,698
3.52%	SOFR	Annually	12/20/2053	USD	13,117	(69)	–	(69)
						$16,466	$2,816	$13,650

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Core Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $7,267,263 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
(A)	Zero coupon security.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $1,115,150 ($ Thousands), representing 15.3% of the Net Assets of the Fund.

(E)	No interest rate available.
(F)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(G)	Perpetual security with no stated maturity date.
(H)	Security is in default on interest payment.
(I)	Interest rate represents the security's effective yield at the time of purchase.
(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $16,135 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$15,803	$22,649	$(22,318)	$(1)	$2	$16,135	$40	$—
SEI Daily Income Trust, Government Fund, Institutional Class	138,275	1,355,477	(1,326,770)	—	—	166,982	2,098	—
Totals	$154,078	$1,378,126	$(1,349,088)	$(1)	$2	$183,117	$2,138	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 76.6%
Communication Services — 12.5%
Altice Financing
5.750%, 08/15/2029 (A)	$3,839	$3,041
5.000%, 01/15/2028 (A)	4,578	3,723
Altice France
8.125%, 02/01/2027 (A)	461	390
5.500%, 01/15/2028 (A)	200	150
5.500%, 10/15/2029 (A)	3,790	2,737
5.125%, 07/15/2029 (A)	723	511
Altice France Holding
10.500%, 05/15/2027 (A)	12,447	6,754
6.000%, 02/15/2028 (A)	1,204	531
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	187	130
AMC Networks
5.000%, 04/01/2024	1,310	1,296
4.250%, 02/15/2029	1,718	1,095
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,622	2,907
Arches Buyer
6.125%, 12/01/2028 (A)	143	123
4.250%, 06/01/2028 (A)	373	324
Audacy Capital
6.750%, 03/31/2029 (A)	5,891	53
6.500%, 05/01/2027 (A)	2,865	26
Beasley Mezzanine Holdings LLC
8.625%, 02/01/2026 (A)	5,100	3,369
Belo
7.250%, 09/15/2027	442	432
C&W Senior Financing DAC
6.875%, 09/15/2027 (A)	848	787
CCO Holdings LLC
5.375%, 06/01/2029 (A)	168	153
5.125%, 05/01/2027 (A)	11,153	10,485
5.000%, 02/01/2028 (A)	4,486	4,134
4.750%, 03/01/2030 (A)	2,075	1,784
4.750%, 02/01/2032 (A)	253	209
4.500%, 08/15/2030 (A)	8,448	7,106
4.500%, 05/01/2032	3,170	2,570
4.250%, 02/01/2031 (A)	5,342	4,382
4.250%, 01/15/2034 (A)	1,240	950
Cinemark USA
8.750%, 05/01/2025 (A)	161	163
5.250%, 07/15/2028 (A)	240	213
Clear Channel Outdoor Holdings Inc.
7.750%, 04/15/2028 (A)	508	400
7.500%, 06/01/2029 (A)	807	601
5.125%, 08/15/2027 (A)	1,201	1,076
CMG Media Corp.
8.875%, 12/15/2027 (A)	5,975	4,693
Consolidated Communications
6.500%, 10/01/2028 (A)	3,270	2,505

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSC Holdings LLC
11.250%, 05/15/2028 (A)	$1,818	$1,793
7.500%, 04/01/2028 (A)	1,165	741
6.500%, 02/01/2029 (A)	3,170	2,621
5.750%, 01/15/2030 (A)	8,877	4,909
5.250%, 06/01/2024	2,308	2,189
4.625%, 12/01/2030 (A)	1,306	683
4.500%, 11/15/2031 (A)	909	646
3.375%, 02/15/2031 (A)	1,337	918
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)(B)	5,251	105
5.375%, 08/15/2026 (A)(B)	10,790	254
Directv Financing LLC
5.875%, 08/15/2027 (A)	4,144	3,673
DISH DBS
7.750%, 07/01/2026	6,940	5,190
7.375%, 07/01/2028	6,187	3,876
5.875%, 11/15/2024	3,896	3,624
5.750%, 12/01/2028 (A)	1,775	1,378
5.250%, 12/01/2026 (A)	4,145	3,494
5.125%, 06/01/2029	3,032	1,639
DISH Network
11.750%, 11/15/2027 (A)	9,595	9,736
EquipmentShare.com
9.000%, 05/15/2028 (A)	400	397
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	2,457	2,388
6.750%, 05/01/2029 (A)	85	66
6.000%, 01/15/2030 (A)	157	116
5.875%, 10/15/2027 (A)	2,136	1,946
5.875%, 11/01/2029	168	124
5.000%, 05/01/2028 (A)	1,147	983
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	264	227
GCI LLC
4.750%, 10/15/2028 (A)	795	690
Gray Escrow II
5.375%, 11/15/2031 (A)	7,066	4,933
Gray Television
7.000%, 05/15/2027 (A)	779	699
5.875%, 07/15/2026 (A)	105	96
4.750%, 10/15/2030 (A)	3,748	2,617
Hughes Satellite Systems
6.625%, 08/01/2026	130	113
5.250%, 08/01/2026	847	778
iHeartCommunications
8.375%, 05/01/2027	935	647
6.375%, 05/01/2026	2,900	2,530
5.250%, 08/15/2027 (A)	565	447
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)(C)	3,562	1
8.500%, 10/15/2024 (A)(B)(C)	3,082	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 03/15/2030 (A)	$2,187	$2,005
5.500%, 08/01/2023 (B)(C)	210	–
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	3,125	2,731
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	3,076	2,895
Level 3 Financing
10.500%, 05/15/2030 (A)	2,230	2,265
4.625%, 09/15/2027 (A)	5,711	4,295
4.250%, 07/01/2028 (A)	1,698	1,113
3.875%, 11/15/2029 (A)	745	658
3.750%, 07/15/2029 (A)	535	319
3.625%, 01/15/2029 (A)	6,112	3,640
Live Nation Entertainment
6.500%, 05/15/2027 (A)	893	894
5.625%, 03/15/2026 (A)	466	452
4.875%, 11/01/2024 (A)	1,660	1,631
4.750%, 10/15/2027 (A)	3,209	2,989
Lumen Technologies
5.625%, 04/01/2025	431	335
5.375%, 06/15/2029 (A)	466	140
5.125%, 12/15/2026 (A)	1,767	915
4.500%, 01/15/2029 (A)	190	63
4.000%, 02/15/2027 (A)	2,438	1,537
McGraw-Hill Education
5.750%, 08/01/2028 (A)	4,165	3,696
Midcontinent Communications
5.375%, 08/15/2027 (A)	772	731
News
5.125%, 02/15/2032 (A)	255	231
3.875%, 05/15/2029 (A)	428	376
Nexstar Media
5.625%, 07/15/2027 (A)	1,623	1,526
4.750%, 11/01/2028 (A)	4,438	3,893
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	3,400	1,836
4.500%, 09/15/2026 (A)	5,660	4,411
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,305
Scripps Escrow
5.875%, 07/15/2027 (A)	290	234
Scripps Escrow II
3.875%, 01/15/2029 (A)	3,896	3,128
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	133
8.500%cash/0% PIK, 10/01/2027 (A)	815	537
Sinclair Television Group
5.125%, 02/15/2027 (A)	365	299
4.125%, 12/01/2030 (A)	200	129
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,206	1,086
5.000%, 08/01/2027 (A)	2,581	2,386

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 07/01/2030 (A)	$1,767	$1,440
4.000%, 07/15/2028 (A)	1,225	1,061
3.125%, 09/01/2026 (A)	400	361
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,100	2,841
Stagwell Global LLC
5.625%, 08/15/2029 (A)	550	459
TEGNA
5.000%, 09/15/2029	2,120	1,866
4.625%, 03/15/2028	3,508	3,133
Telecom Italia Capital
6.000%, 09/30/2034	1,984	1,662
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,600	1,461
Telesat Canada
6.500%, 10/15/2027 (A)	2,398	1,187
5.625%, 12/06/2026 (A)	5,048	3,562
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,540	1,716
U.S. Cellular
6.700%, 12/15/2033	640	624
Univision Communications
8.000%, 08/15/2028 (A)	153	153
Univision Communications Inc
7.375%, 06/30/2030 (A)	321	311
6.625%, 06/01/2027 (A)	85	82
4.500%, 05/01/2029 (A)	257	221
Urban One
7.375%, 02/01/2028 (A)	3,860	3,357
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	983
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	639
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	3,455	3,062
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	2,255	1,844
VTR Comunicaciones
5.125%, 01/15/2028 (A)	1,995	1,236
4.375%, 04/15/2029 (A)	370	227
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	750	611
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	6,370	5,164
WMG Acquisition
3.000%, 02/15/2031 (A)	2,197	1,791
Zayo Group Holdings
4.000%, 03/01/2027 (A)	8,138	6,099
Ziggo Bond BV
6.000%, 01/15/2027 (A)	375	349

		239,386

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 15.1%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	$2,175	$1,996
4.000%, 10/15/2030 (A)	370	313
3.875%, 01/15/2028 (A)	4,127	3,754
Academy
6.000%, 11/15/2027 (A)	1,860	1,782
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	405	415
7.000%, 04/15/2028 (A)	64	65
4.875%, 08/15/2026 (A)	3,415	3,289
ADT Security
4.875%, 07/15/2032 (A)	2,163	1,866
4.125%, 08/01/2029 (A)	515	449
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,552	1,446
American Axle & Manufacturing
6.875%, 07/01/2028	987	905
6.500%, 04/01/2027	455	431
5.000%, 10/01/2029	285	235
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,831	1,658
Aramark Services
5.000%, 02/01/2028 (A)	740	690
Asbury Automotive Group
4.750%, 03/01/2030	202	177
4.625%, 11/15/2029 (A)	1,768	1,560
4.500%, 03/01/2028	2,405	2,194
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	3,211	3,068
4.625%, 08/01/2029 (A)	53	46
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	2,681	2,723
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,600	–
Avianca Midco 2
9.000%, 12/01/2028 (A)	2,683	2,311
Bath & Body Works
7.600%, 07/15/2037	780	706
7.500%, 06/15/2029	542	546
6.875%, 11/01/2035	1,379	1,289
6.750%, 07/01/2036	2,997	2,767
6.625%, 10/01/2030 (A)	3,069	2,993
5.250%, 02/01/2028	2,371	2,275
Boyne USA
4.750%, 05/15/2029 (A)	304	274
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	205	171
4.875%, 02/15/2030 (A)	2,635	2,176
Caesars Entertainment
8.125%, 07/01/2027 (A)	720	731
7.000%, 02/15/2030 (A)	4,200	4,216

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 07/01/2025 (A)	$3,473	$3,446
4.625%, 10/15/2029 (A)	3,366	2,947
Carnival
10.500%, 06/01/2030 (A)	2,104	2,241
9.875%, 08/01/2027 (A)	1,460	1,543
7.625%, 03/01/2026 (A)	4,419	4,406
7.000%, 08/15/2029 (A)	148	150
6.000%, 05/01/2029 (A)	5,377	4,855
5.750%, 03/01/2027 (A)	9,467	8,909
4.000%, 08/01/2028 (A)	413	370
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	990	1,077
Carvana
10.250%, 05/01/2030 (A)	1,267	982
5.875%, 10/01/2028 (A)	413	254
5.625%, 10/01/2025 (A)	2,899	2,521
4.875%, 09/01/2029 (A)	1,368	816
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	627	607
Cedar Fair
5.250%, 07/15/2029	545	491
Clarios Global
8.500%, 05/15/2027 (A)	2,550	2,576
6.750%, 05/15/2025 (A)	1,216	1,216
6.750%, 05/15/2028 (A)	297	296
6.250%, 05/15/2026 (A)	1,431	1,417
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,590	2,656
5.625%cash/0% PIK, 05/15/2027 (A)	1,545	1,006
Dana
5.625%, 06/15/2028	440	414
5.375%, 11/15/2027	50	47
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	5,121	4,415
eG Global Finance
8.500%, 10/30/2025 (A)	794	786
6.750%, 02/07/2025 (A)	6,558	6,462
Empire Resorts
7.750%, 11/01/2026 (A)	5,240	4,122
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	2,460	2,031
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(C)	3,481	–
Ford Motor
4.750%, 01/15/2043	2,940	2,198
Ford Motor Credit LLC
7.350%, 03/06/2030	855	870
7.200%, 06/10/2030	200	203
6.950%, 03/06/2026	200	201
6.950%, 06/10/2026	3,097	3,101
6.800%, 05/12/2028	5,762	5,760
5.125%, 06/16/2025	1,285	1,251

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.113%, 05/03/2029	$4,825	$4,438
4.687%, 06/09/2025	1,245	1,198
4.542%, 08/01/2026	1,481	1,396
4.271%, 01/09/2027	485	448
4.134%, 08/04/2025	1,600	1,524
4.125%, 08/17/2027	515	467
4.063%, 11/01/2024	2,787	2,700
4.000%, 11/13/2030	3,233	2,736
3.810%, 01/09/2024	90	89
3.375%, 11/13/2025	207	193
2.900%, 02/16/2028	4,000	3,414
2.900%, 02/10/2029	1,640	1,353
2.700%, 08/10/2026	200	179
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	614
Gap
3.625%, 10/01/2029 (A)	445	339
Goodyear Tire & Rubber
5.250%, 04/30/2031	181	159
5.250%, 07/15/2031	622	536
5.000%, 05/31/2026	845	815
5.000%, 07/15/2029	372	330
Hanesbrands
9.000%, 02/15/2031 (A)	134	135
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	320
4.875%, 01/15/2030	130	121
4.000%, 05/01/2031 (A)	4,050	3,520
3.750%, 05/01/2029 (A)	3,562	3,138
3.625%, 02/15/2032 (A)	2,409	2,015
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	2,953	2,846
International Game Technology
6.250%, 01/15/2027 (A)	1,090	1,079
5.250%, 01/15/2029 (A)	545	513
4.125%, 04/15/2026 (A)	1,178	1,118
Jacobs Entertainment
6.750%, 02/15/2029 (A)	4,644	4,207
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	3,250	2,824
KFC Holding
4.750%, 06/01/2027 (A)	3,371	3,245
Kohl's
4.625%, 05/01/2031	1,259	927
4.250%, 07/17/2025	839	789
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	3,615	3,154
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,695	3,207
Liberty Interactive LLC
8.250%, 02/01/2030	5,665	2,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Life Time
5.750%, 01/15/2026 (A)	$2,032	$1,982
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (A)	2,138	1,303
Lithia Motors
4.375%, 01/15/2031 (A)	993	845
3.875%, 06/01/2029 (A)	615	528
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	4,611	4,202
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (A)	4,629	3,815
Mattamy Group
4.625%, 03/01/2030 (A)	1,082	956
MGM Resorts International
6.750%, 05/01/2025	495	496
5.750%, 06/15/2025	336	332
5.500%, 04/15/2027	150	143
4.750%, 10/15/2028	3,695	3,353
Michaels
7.875%, 05/01/2029 (A)	3,415	2,367
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	1,931
NCL
8.375%, 02/01/2028 (A)	171	176
5.875%, 03/15/2026 (A)	1,390	1,311
5.875%, 02/15/2027 (A)	3,107	3,011
NCL Finance
6.125%, 03/15/2028 (A)	1,307	1,178
Newell Brands
6.625%, 09/15/2029	102	101
6.375%, 09/15/2027	152	149
5.875%, 04/01/2036	105	93
4.700%, 04/01/2026	747	716
Nissan Motor
4.345%, 09/17/2027 (A)	2,466	2,259
Nordstrom
4.375%, 04/01/2030	13	10
PetSmart
7.750%, 02/15/2029 (A)	1,561	1,491
4.750%, 02/15/2028 (A)	2,006	1,799
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	518	499
QVC
4.850%, 04/01/2024	3,065	2,978
4.750%, 02/15/2027	2,075	1,370
4.450%, 02/15/2025	1,320	1,187
4.375%, 09/01/2028	1,671	945
Raptor Acquisition
4.875%, 11/01/2026 (A)	360	340
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	1,300	1,344
6.750%, 03/15/2028 (A)	1,270	1,286

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	$3,322	$3,620
11.500%, 06/01/2025 (A)	157	166
9.250%, 01/15/2029 (A)	345	368
8.250%, 01/15/2029 (A)	345	360
7.250%, 01/15/2030 (A)	255	259
5.500%, 08/31/2026 (A)	2,104	2,016
Service International
3.375%, 08/15/2030	273	225
Shea Homes
4.750%, 04/01/2029	1,323	1,173
Six Flags Entertainment
7.250%, 05/15/2031 (A)	515	494
5.500%, 04/15/2027 (A)	90	85
Six Flags Theme Parks
7.000%, 07/01/2025 (A)(E)	136	136
Sonic Automotive
4.625%, 11/15/2029 (A)	372	318
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	4,016	3,845
SRS Distribution
6.125%, 07/01/2029 (A)	2,319	2,016
6.000%, 12/01/2029 (A)	1,091	933
4.625%, 07/01/2028 (A)	357	318
Staples
10.750%, 04/15/2027 (A)	940	513
7.500%, 04/15/2026 (A)	3,131	2,590
Station Casinos LLC
4.500%, 02/15/2028 (A)	2,287	2,047
Studio City
7.000%, 02/15/2027 (A)	725	686
Studio City Finance
5.000%, 01/15/2029 (A)	4,170	3,156
Superior Plus
4.500%, 03/15/2029 (A)	368	324
Tempur Sealy International
4.000%, 04/15/2029 (A)	754	648
3.875%, 10/15/2031 (A)	2,097	1,685
Vail Resorts
6.250%, 05/15/2025 (A)	981	978
Victoria's Secret
4.625%, 07/15/2029 (A)	3,278	2,373
Viking Cruises
9.125%, 07/15/2031 (A)	1,521	1,571
5.875%, 09/15/2027 (A)	3,085	2,885
Vista Outdoor
4.500%, 03/15/2029 (A)	828	690
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	1,170	1,080
6.375%, 02/01/2030 (A)	11,366	9,320
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	180	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.000%, 11/15/2026 (A)(B)	$936	$89
8.500%, 11/15/2024 (A)(B)	143	6
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	188	172
White Capital Parent LLC
8.250%cash/0% PIK, 03/15/2026 (A)	3,760	3,711
Wolverine World Wide
4.000%, 08/15/2029 (A)	4,188	3,137
WW International
4.500%, 04/15/2029 (A)	2,130	1,475
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,051	1,038
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	651	583
Yum! Brands
6.875%, 11/15/2037	1,840	1,938
5.350%, 11/01/2043	180	158
3.625%, 03/15/2031	3,225	2,735

		290,869

Consumer Staples — 4.8%
1375209 BC
9.000%, 01/30/2028 (A)	2,168	2,171
180 Medical
3.875%, 10/15/2029 (A)	214	186
Akumin
7.000%, 11/01/2025 (A)	5,795	4,376
Akumin Escrow
7.500%, 08/01/2028 (A)	1,890	1,252
Albertsons Cos
5.875%, 02/15/2028 (A)	161	156
4.875%, 02/15/2030 (A)	1,320	1,211
4.625%, 01/15/2027 (A)	1,636	1,545
3.500%, 03/15/2029 (A)	615	532
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	1,814	1,725
4.625%, 06/01/2028 (A)	684	580
B&G Foods
5.250%, 04/01/2025	871	852
Central Garden & Pet
5.125%, 02/01/2028	1,150	1,076
4.125%, 10/15/2030	422	363
Chobani LLC
7.500%, 04/15/2025 (A)	1,106	1,103
4.625%, 11/15/2028 (A)	929	834
Coty
6.625%, 07/15/2030 (A)	758	758
6.500%, 04/15/2026 (A)	33	33
5.000%, 04/15/2026 (A)	1,524	1,465
4.750%, 01/15/2029 (A)	2,800	2,565
CPI CG
8.625%, 03/15/2026 (A)	2,131	2,067

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Edgewell Personal Care
5.500%, 06/01/2028 (A)	$560	$528
4.125%, 04/01/2029 (A)	217	188
Endo DAC
9.500%, 07/31/2027 (A)(B)	1,903	85
6.000%, 06/30/2028 (A)(B)	2,293	115
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(B)	2,355	1,674
Energizer Holdings
6.500%, 12/31/2027 (A)	237	229
4.750%, 06/15/2028 (A)	871	769
4.375%, 03/31/2029 (A)	755	647
Garda World Security
9.500%, 11/01/2027 (A)	560	542
6.000%, 06/01/2029 (A)	429	349
Grifols
4.750%, 10/15/2028 (A)	2,593	2,275
High Ridge Brands (Escrow Security)
0.974%, 03/15/2025 (A)(B)	800	–
HLF Financing Sarl LLC
4.875%, 06/01/2029 (A)	3,560	2,664
JBS USA LUX
5.500%, 01/15/2030	2,119	2,052
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,747	1,536
Mallinckrodt International Finance
11.500%, 12/15/2028 (A)(B)	925	833
10.000%, 06/15/2029 (A)(B)	361	35
Medline Borrower
5.250%, 10/01/2029 (A)	1,603	1,424
3.875%, 04/01/2029 (A)	7,171	6,260
Monitronics International
9.125%, 04/01/2020 (B)	5,135	–
Neptune Bidco US
9.290%, 04/15/2029 (A)	846	790
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	337
New Albertsons
8.700%, 05/01/2030	1,149	1,209
8.000%, 05/01/2031	995	1,020
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	3,650	2,328
Performance Food Group
6.875%, 05/01/2025 (A)	80	80
5.500%, 10/15/2027 (A)	574	553
4.250%, 08/01/2029 (A)	495	435
Pilgrim's Pride
3.500%, 03/01/2032	1,296	1,044
Post Holdings
5.750%, 03/01/2027 (A)	54	53
5.625%, 01/15/2028 (A)	636	610
5.500%, 12/15/2029 (A)	3,760	3,478

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 04/15/2030 (A)	$224	$198
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,928	1,892
3.375%, 08/31/2027 (A)	1,080	961
Rite Aid
8.000%, 11/15/2026 (A)	4,582	2,910
7.500%, 07/01/2025 (A)	1,259	793
RP Escrow Issuer LLC
5.250%, 12/15/2025 (A)	12,665	9,755
Sabre GLBL
11.250%, 12/15/2027 (A)	4,480	4,271
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,759	4,048
Spectrum Brands
5.500%, 07/15/2030 (A)	916	852
5.000%, 10/01/2029 (A)	630	578
3.875%, 03/15/2031 (A)	222	186
StoneMor
8.500%, 05/15/2029 (A)	3,210	2,679
Triton Water Holdings
6.250%, 04/01/2029 (A)	4,862	4,133
United Rentals North America
4.000%, 07/15/2030	365	320
US Foods
4.750%, 02/15/2029 (A)	50	46
4.625%, 06/01/2030 (A)	405	360

		92,974

Energy — 10.1%
Aethon United BR
8.250%, 02/15/2026 (A)	1,906	1,916
Antero Midstream Partners
7.875%, 05/15/2026 (A)	323	329
5.750%, 03/01/2027 (A)	235	228
5.750%, 01/15/2028 (A)	337	323
5.375%, 06/15/2029 (A)	500	468
Antero Resources
8.375%, 07/15/2026 (A)	351	364
7.625%, 02/01/2029 (A)	907	930
5.375%, 03/01/2030 (A)	1,645	1,538
Apache
5.100%, 09/01/2040	3,390	2,818
Archrock Partners
6.875%, 04/01/2027 (A)	420	413
6.250%, 04/01/2028 (A)	1,855	1,771
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	2,075	2,077
7.000%, 11/01/2026 (A)	1,796	1,785
5.875%, 06/30/2029 (A)	2,100	1,913
Baytex Energy
8.750%, 04/01/2027 (A)	570	583
8.500%, 04/30/2030 (A)	465	472

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	$4,385	$4,398
Buckeye Partners
4.500%, 03/01/2028 (A)	590	535
4.125%, 03/01/2025 (A)	204	197
California Resources
7.125%, 02/01/2026 (A)	565	566
Callon Petroleum
8.000%, 08/01/2028 (A)	350	355
7.500%, 06/15/2030 (A)	1,467	1,450
Cheniere Energy Partners
4.500%, 10/01/2029	1,354	1,249
4.000%, 03/01/2031	741	654
3.250%, 01/31/2032	497	411
Chesapeake Energy
6.750%, 04/15/2029 (A)	3,988	3,959
Chesapeake Energy (Escrow Security)
7.500%, 10/01/2026 (B)(C)	4,075	81
7.000%, 10/01/2024 (B)(C)	1,790	36
5.500%, 09/15/2026 (B)	180	4
Chord Energy Corp
6.375%, 06/01/2026 (A)	569	561
Citgo Holding
9.250%, 08/01/2024 (A)	4,796	4,797
CITGO Petroleum
6.375%, 06/15/2026 (A)	535	522
Civitas Resources
8.750%, 07/01/2031 (A)	2,915	3,017
8.375%, 07/01/2028 (A)	337	347
CNX Midstream Partners
4.750%, 04/15/2030 (A)	92	79
CNX Resources
7.375%, 01/15/2031 (A)	226	226
Comstock Resources
6.750%, 03/01/2029 (A)	7,079	6,624
5.875%, 01/15/2030 (A)	245	216
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	846	865
7.250%, 05/01/2026 (A)	1,220	1,202
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	964	996
7.375%, 02/01/2031 (A)	150	155
5.625%, 05/01/2027 (A)	150	145
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,452
DT Midstream
4.375%, 06/15/2031 (A)	185	160
4.125%, 06/15/2029 (A)	403	357
Earthstone Energy Holdings LLC
9.875%, 07/15/2031 (A)	530	581
8.000%, 04/15/2027 (A)	1,850	1,888

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (A)	$3,608	$3,421
Energy Transfer
5.500%, 06/01/2027	2,863	2,770
EnLink Midstream LLC
6.500%, 09/01/2030 (A)	1,608	1,612
5.375%, 06/01/2029	3,098	2,954
EnLink Midstream Partners
5.600%, 04/01/2044	1,035	883
Enviva Partners
6.500%, 01/15/2026 (A)	3,313	2,824
EQM Midstream Partners
7.500%, 06/01/2027 (A)	3,114	3,143
7.500%, 06/01/2030 (A)	212	218
6.500%, 07/01/2027 (A)	1,116	1,109
6.500%, 07/15/2048	3,623	3,289
5.500%, 07/15/2028	61	58
4.750%, 01/15/2031 (A)	1,452	1,283
4.500%, 01/15/2029 (A)	2,766	2,513
Genesis Energy
8.875%, 04/15/2030	925	921
8.000%, 01/15/2027	947	934
7.750%, 02/01/2028	2,423	2,358
6.500%, 10/01/2025	40	39
6.250%, 05/15/2026	70	68
Gulfport Energy (Escrow Securities)
6.375%, 01/15/2026 (B)	780	1
6.000%, 10/15/2024 (B)	470	–
0.000%, 05/15/2025 (C)(D)	311	–
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	3,218	3,267
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,825	1,829
Hess Midstream Operations
5.625%, 02/15/2026 (A)	595	582
5.500%, 10/15/2030 (A)	675	632
4.250%, 02/15/2030 (A)	2,230	1,961
Hilcorp Energy I
6.250%, 04/15/2032 (A)	138	127
6.000%, 04/15/2030 (A)	165	153
Holly Energy Partners
6.375%, 04/15/2027 (A)	265	264
Howard Midstream Energy Partners LLC
8.875%, 07/15/2028 (A)	310	321
6.750%, 01/15/2027 (A)	4,650	4,478
ITT Holdings LLC
6.500%, 08/01/2029 (A)	4,162	3,756
Kinetik Holdings
5.875%, 06/15/2030 (A)	202	196
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	57	57
7.500%, 01/15/2026 (A)	3,991	3,820

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nabors Industries
7.250%, 01/15/2026 (A)	$147	$141
5.750%, 02/01/2025	510	501
New Fortress Energy
6.750%, 09/15/2025 (A)	2,356	2,277
6.500%, 09/30/2026 (A)	3,643	3,386
NGL Energy Operating LLC
7.500%, 02/01/2026 (A)	3,331	3,316
NGL Energy Partners
6.125%, 03/01/2025	911	895
Northern Oil and Gas
8.750%, 06/15/2031 (A)	855	873
8.125%, 03/01/2028 (A)	3,513	3,522
Northriver Midstream Finance
5.625%, 02/15/2026 (A)	566	544
NuStar Logistics
6.375%, 10/01/2030	1,092	1,051
6.000%, 06/01/2026	485	475
5.750%, 10/01/2025	177	174
5.625%, 04/28/2027	255	247
Occidental Petroleum
8.875%, 07/15/2030	520	596
6.625%, 09/01/2030	313	323
Patterson-UTI Energy
5.150%, 11/15/2029	721	664
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	2,080	2,006
Precision Drilling
7.125%, 01/15/2026 (A)	490	486
6.875%, 01/15/2029 (A)	97	92
Range Resources
8.250%, 01/15/2029	454	471
4.875%, 05/15/2025	340	333
Rockcliff Energy II LLC
5.500%, 10/15/2029 (A)	3,603	3,321
Rockies Express Pipeline LLC
4.800%, 05/15/2030 (A)	1,844	1,611
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(C)	2,787	–
SM Energy
6.750%, 09/15/2026	931	927
6.500%, 07/15/2028	185	181
5.625%, 06/01/2025	405	399
Southwestern Energy
8.375%, 09/15/2028	100	104
5.375%, 02/01/2029	26	25
5.375%, 03/15/2030	445	417
4.750%, 02/01/2032	109	96
Strathcona Resources
6.875%, 08/01/2026 (A)	5,515	5,166

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Summit Midstream Holdings LLC
9.000%, 10/15/2026 (A)(F)	$461	$445
5.750%, 04/15/2025	2,838	2,611
Sunoco
5.875%, 03/15/2028	2,791	2,711
4.500%, 05/15/2029	2,032	1,838
4.500%, 04/30/2030	2,181	1,944
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	865	871
6.000%, 03/01/2027 (A)	430	412
6.000%, 12/31/2030 (A)	6,662	5,960
6.000%, 09/01/2031 (A)	910	808
5.500%, 01/15/2028 (A)	165	153
Targa Resources Partners
6.875%, 01/15/2029	516	523
5.500%, 03/01/2030	540	518
4.875%, 02/01/2031	697	640
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	5,050	4,586
4.750%, 01/15/2030 (A)	225	193
Transocean
11.500%, 01/30/2027 (A)	2,381	2,513
8.750%, 02/15/2030 (A)	126	129
8.000%, 02/01/2027 (A)	2,795	2,727
7.500%, 04/15/2031	745	649
7.250%, 11/01/2025 (A)	4,577	4,515
6.800%, 03/15/2038	2,960	2,306
Transocean Titan Financing
8.375%, 02/01/2028 (A)	90	92
Valaris
8.375%, 04/30/2030 (A)	192	196
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	1,325	1,124
3.875%, 11/01/2033 (A)	1,545	1,255
Venture Global LNG
8.125%, 06/01/2028 (A)	6,309	6,364
Weatherford International
8.625%, 04/30/2030 (A)	2,488	2,548
Western Midstream Operating
5.250%, 02/01/2050	4,611	3,732

		194,837

Financials — 6.9%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,416	1,460
7.000%, 11/15/2025 (A)	1,269	1,226
4.250%, 02/15/2029 (A)	1,436	1,242
AG Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,829
Air Methods
8.000%, 05/15/2025 (A)	6,511	33

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	$2,324	$2,197
Armor Holdco
8.500%, 11/15/2029 (A)	2,740	2,400
AssuredPartners
5.625%, 01/15/2029 (A)	3,805	3,305
Blackstone Mortgage Trust
3.750%, 01/15/2027 (A)	1,514	1,295
Blackstone Private Credit Fund
2.625%, 12/15/2026	3,525	3,032
Block
3.500%, 06/01/2031	502	412
2.750%, 06/01/2026	140	127
Blue Owl Capital
3.400%, 07/15/2026	2,420	2,180
Bread Financial Holdings
4.750%, 12/15/2024 (A)	1,341	1,309
BroadStreet Partners
5.875%, 04/15/2029 (A)	3,775	3,322
Brookfield Property
5.750%, 05/15/2026 (A)	78	72
4.500%, 04/01/2027 (A)	8,368	6,987
Citigroup
3.875%, H15T5Y + 3.417%(G)(H)	1,268	1,109
Coinbase Global
3.625%, 10/01/2031 (A)	140	94
3.375%, 10/01/2028 (A)	2,277	1,675
Comerica Bank
2.500%, 07/23/2024	1,268	1,207
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	6,992	5,794
FirstCash
5.625%, 01/01/2030 (A)	3,055	2,773
Freedom Mortgage
8.250%, 04/15/2025 (A)	1,405	1,385
8.125%, 11/15/2024 (A)	1,252	1,245
7.625%, 05/01/2026 (A)	360	331
6.625%, 01/15/2027 (A)	1,995	1,747
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	1,116	1,095
3.750%, 09/15/2030 (A)	1,904	1,508
3.375%, 06/15/2026 (A)	883	793
Home Point Capital
5.000%, 02/01/2026 (A)	1,272	1,194
HUB International
5.625%, 12/01/2029 (A)	1,590	1,406
Hunt
5.250%, 04/15/2029 (A)	1,725	1,318
JPMorgan Chase
5.000%, TSFR3M + 3.380%(G)(H)	1,299	1,272
4.600%, TSFR3M + 3.125%(G)(H)	875	821

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	$1,246	$1,197
4.750%, 06/15/2029 (A)	2,235	1,879
4.250%, 02/01/2027 (A)	4,710	4,260
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	5,160	4,346
6.125%, 04/01/2028 (A)	2,630	1,711
Lloyds Banking Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.760%(G)(H)	2,184	2,128
LPL Holdings
4.625%, 11/15/2027 (A)	2,845	2,659
4.375%, 05/15/2031 (A)	1,570	1,379
4.000%, 03/15/2029 (A)	210	187
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,258	3,789
5.625%, 01/15/2030 (A)	1,503	1,210
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	654	490
5.500%, 09/01/2028 (A)	426	362
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	95	91
5.500%, 08/15/2028 (A)	3,718	3,369
5.125%, 12/15/2030 (A)	242	205
Navient
9.375%, 07/25/2030	2,140	2,150
NFP
6.875%, 08/15/2028 (A)	3,271	2,880
OneMain Finance
9.000%, 01/15/2029	652	661
7.125%, 03/15/2026	175	172
6.625%, 01/15/2028	395	369
5.375%, 11/15/2029	3,070	2,652
4.000%, 09/15/2030	2,305	1,795
3.500%, 01/15/2027	597	520
Osaic Holdings
10.750%, 08/01/2027 (A)	3,464	3,480
Paysafe Finance
4.000%, 06/15/2029 (A)	915	775
PennyMac Financial Services
5.750%, 09/15/2031 (A)	830	698
5.375%, 10/15/2025 (A)	1,763	1,706
4.250%, 02/15/2029 (A)	6,433	5,325
PRA Group
5.000%, 10/01/2029 (A)	2,920	2,202
Rithm Capital
6.250%, 10/15/2025 (A)	3,013	2,840
Rocket Mortgage LLC
4.000%, 10/15/2033 (A)	3,415	2,700
3.625%, 03/01/2029 (A)	3,644	3,102
2.875%, 10/15/2026 (A)	1,157	1,028

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(G)(H)	$2,190	$2,171
United Wholesale Mortgage LLC
5.750%, 06/15/2027 (A)	2,133	1,965
5.500%, 11/15/2025 (A)	2,641	2,539
5.500%, 04/15/2029 (A)	217	188
WeWork LLC
15.000%cash/0% PIK, 08/15/2027 (A)	2,830	1,444
11.000%cash/0% PIK, 08/15/2027 (A)	3,551	497

		132,316

Health Care — 4.4%
Acadia Healthcare
5.500%, 07/01/2028 (A)	494	468
5.000%, 04/15/2029 (A)	833	766
AHP Health Partners
5.750%, 07/15/2029 (A)	376	322
Avantor Funding
4.625%, 07/15/2028 (A)	798	741
Bausch Health
14.000%, 10/15/2030 (A)	899	542
11.000%, 09/30/2028 (A)	2,494	1,780
9.000%, 12/15/2025 (A)	4,274	3,911
6.250%, 02/15/2029 (A)	139	61
6.125%, 02/01/2027 (A)	1,262	830
5.750%, 08/15/2027 (A)	180	113
5.500%, 11/01/2025 (A)	2,290	2,062
5.250%, 01/30/2030 (A)	3,694	1,559
5.250%, 02/15/2031 (A)	952	404
5.000%, 01/30/2028 (A)	360	156
5.000%, 02/15/2029 (A)	455	189
4.875%, 06/01/2028 (A)	1,903	1,129
Bausch Health Americas
9.250%, 04/01/2026 (A)	365	331
8.500%, 01/31/2027 (A)	578	321
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	621	580
3.125%, 02/15/2029 (A)	480	404
Centene
4.625%, 12/15/2029	1,073	987
Charles River Laboratories International
4.000%, 03/15/2031 (A)	1,425	1,231
3.750%, 03/15/2029 (A)	670	591
CHS
8.000%, 03/15/2026 (A)	726	709
6.875%, 04/15/2029 (A)	1,805	1,107
6.125%, 04/01/2030 (A)	311	179
6.000%, 01/15/2029 (A)	485	406
5.625%, 03/15/2027 (A)	4,246	3,736
5.250%, 05/15/2030 (A)	1,924	1,517
4.750%, 02/15/2031 (A)	2,498	1,861

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DaVita
4.625%, 06/01/2030 (A)	$630	$540
3.750%, 02/15/2031 (A)	985	785
Elanco Animal Health
6.650%, 08/28/2028	350	345
Embecta
6.750%, 02/15/2030 (A)	455	402
5.000%, 02/15/2030 (A)	3,155	2,563
Emergent BioSolutions
3.875%, 08/15/2028 (A)	522	251
Encompass Health
4.750%, 02/01/2030	2,499	2,276
4.625%, 04/01/2031	173	152
4.500%, 02/01/2028	476	442
Envision Healthcare
8.750%, 10/15/2026 (A)(B)(E)	3,150	91
Global Medical Response
6.500%, 10/01/2025 (A)	6,322	4,368
HCA
3.500%, 09/01/2030	2,740	2,393
IQVIA
5.000%, 10/15/2026 (A)	390	377
5.000%, 05/15/2027 (A)	2,957	2,846
Legacy LifePoint Health LLC
4.375%, 02/15/2027 (A)	277	240
LifePoint Health
5.375%, 01/15/2029 (A)	2,031	1,404
Molina Healthcare
4.375%, 06/15/2028 (A)	3,590	3,294
Option Care Health
4.375%, 10/31/2029 (A)	1,678	1,476
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	1,796	1,530
4.125%, 04/30/2028 (A)	1,690	1,530
Owens & Minor
6.625%, 04/01/2030 (A)	195	178
4.500%, 03/31/2029 (A)	568	481
Par Pharmaceutical
7.500%, 04/01/2027 (A)(B)	2,247	1,600
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	2,715	2,476
Radiology Partners
9.250%, 02/01/2028 (A)	4,605	1,807
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	856	800
Syneos Health
3.625%, 01/15/2029 (A)	289	288
Team Health Holdings Inc.
6.375%, 02/01/2025 (A)	4,266	3,285
Tenet Healthcare
6.750%, 05/15/2031 (A)	2,183	2,172
6.250%, 02/01/2027	735	724

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 10/01/2028	$5,722	$5,511
6.125%, 06/15/2030	2,697	2,613
5.125%, 11/01/2027	1,085	1,032
4.875%, 01/01/2026	1,213	1,176
4.625%, 06/15/2028	3,479	3,203
4.375%, 01/15/2030	1,480	1,315

		84,959

Industrials — 9.2%
ACCO Brands
4.250%, 03/15/2029 (A)	950	812
Allegiant Travel
7.250%, 08/15/2027 (A)	1,282	1,255
Allison Transmission
5.875%, 06/01/2029 (A)	855	826
4.750%, 10/01/2027 (A)	834	783
3.750%, 01/30/2031 (A)	417	348
American Airlines
5.750%, 04/20/2029 (A)	8,425	8,057
5.500%, 04/20/2026 (A)	911	895
APi Group DE
4.750%, 10/15/2029 (A)	234	212
4.125%, 07/15/2029 (A)	365	314
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	4,123	3,314
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)	1,352	1,150
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,933	1,888
5.250%, 08/15/2027 (A)	4,060	3,479
4.125%, 08/15/2026 (A)	519	485
Artera Services LLC
9.033%, 12/04/2025 (A)	2,137	1,988
ATS
4.125%, 12/15/2028 (A)	493	438
Avis Budget Car Rental LLC
5.750%, 07/15/2027 (A)	1,892	1,806
5.375%, 03/01/2029 (A)	396	364
4.750%, 04/01/2028 (A)	365	332
Beacon Roofing Supply
4.500%, 11/15/2026 (A)	1,284	1,208
Bombardier
7.875%, 04/15/2027 (A)	3,142	3,134
7.500%, 03/15/2025 (A)	308	308
7.500%, 02/01/2029 (A)	1,310	1,284
Builders FirstSource
6.375%, 06/15/2032 (A)	367	358
4.250%, 02/01/2032 (A)	348	296
BWX Technologies
4.125%, 06/30/2028 (A)	692	630
4.125%, 04/15/2029 (A)	1,285	1,143

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	$2,135	$2,130
Chart Industries
9.500%, 01/01/2031 (A)	2,920	3,144
7.500%, 01/01/2030 (A)	198	203
Clean Harbors
6.375%, 02/01/2031 (A)	874	869
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,262
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	479
CoreCivic
8.250%, 04/15/2026	527	529
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,898	2,433
Deluxe
8.000%, 06/01/2029 (A)	4,090	3,451
Dycom Industries
4.500%, 04/15/2029 (A)	603	538
Emerald Debt Merger Sub LLC
6.625%, 12/15/2030 (A)	4,025	3,962
EnPro Industries
5.750%, 10/15/2026	404	393
Enviri
5.750%, 07/31/2027 (A)	766	664
First Student Bidco
4.000%, 07/31/2029 (A)	35	30
GFL Environmental
4.750%, 06/15/2029 (A)	3,465	3,139
4.375%, 08/15/2029 (A)	2,123	1,878
4.000%, 08/01/2028 (A)	859	767
3.750%, 08/01/2025 (A)	490	466
3.500%, 09/01/2028 (A)	2,860	2,527
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	285	248
5.625%, 06/01/2029 (A)	580	487
GrafTech Finance
4.625%, 12/15/2028 (A)	1,410	1,107
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	1,365	1,331
Graham Packaging
7.125%, 08/15/2028 (A)	312	272
Griffon
5.750%, 03/01/2028	760	708
H&E Equipment Services
3.875%, 12/15/2028 (A)	3,449	3,011
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,109	1,952
Hertz
5.000%, 12/01/2029 (A)	927	762
4.625%, 12/01/2026 (A)	1,419	1,285

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	$715	$61
6.000%, 01/15/2028 (A)(B)	420	34
5.500%, 10/15/2024 (A)(B)	1,573	47
Icahn Enterprises
5.250%, 05/15/2027	1,683	1,477
4.750%, 09/15/2024	2,030	1,962
Imola Merger
4.750%, 05/15/2029 (A)	1,235	1,098
JELD-WEN
4.875%, 12/15/2027 (A)	337	300
4.625%, 12/15/2025 (A)	226	219
Knife River
7.750%, 05/01/2031 (A)	105	107
Korn Ferry
4.625%, 12/15/2027 (A)	3,875	3,604
LABL
10.500%, 07/15/2027 (A)	450	431
6.750%, 07/15/2026 (A)	2,030	1,984
Madison IAQ LLC
5.875%, 06/30/2029 (A)	1,350	1,137
4.125%, 06/30/2028 (A)	285	252
MasTec
4.500%, 08/15/2028 (A)	825	753
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	3,756	3,403
7.875%, 08/15/2026 (A)	1,585	1,561
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	2,857	2,847
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	190	161
Moog
4.250%, 12/15/2027 (A)	1,212	1,103
PGT Innovations
4.375%, 10/01/2029 (A)	1,603	1,487
Pitney Bowes
7.250%, 03/15/2029 (A)	2,045	1,483
6.875%, 03/15/2027 (A)	1,454	1,098
Regal Rexnord
6.400%, 04/15/2033 (A)	271	269
6.300%, 02/15/2030 (A)	194	193
6.050%, 04/15/2028 (A)	455	450
Rolls-Royce
5.750%, 10/15/2027 (A)	2,104	2,043
Science Applications International
4.875%, 04/01/2028 (A)	3,734	3,476
Sensata Technologies BV
4.000%, 04/15/2029 (A)	1,244	1,093
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,625
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	1,370	1,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spirit AeroSystems
9.375%, 11/30/2029 (A)	$259	$270
7.500%, 04/15/2025 (A)	1,742	1,720
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	2,069	2,071
SPX FLOW
8.750%, 04/01/2030 (A)	743	707
SS&C Technologies
5.500%, 09/30/2027 (A)	1,020	982
Standard Industries
5.000%, 02/15/2027 (A)	3,424	3,246
4.750%, 01/15/2028 (A)	1,400	1,289
4.375%, 07/15/2030 (A)	2,537	2,175
3.375%, 01/15/2031 (A)	139	111
Stericycle
3.875%, 01/15/2029 (A)	503	438
Summit Materials LLC
5.250%, 01/15/2029 (A)	2,985	2,796
Terex
5.000%, 05/15/2029 (A)	385	353
TK Elevator US Newco
5.250%, 07/15/2027 (A)	2,376	2,227
TransDigm
6.875%, 12/15/2030 (A)	4,631	4,662
6.750%, 08/15/2028 (A)	1,562	1,567
6.250%, 03/15/2026 (A)	7,302	7,232
5.500%, 11/15/2027	2,161	2,051
Trident TPI Holdings
12.750%, 12/31/2028 (A)	2,201	2,289
TriNet Group
7.125%, 08/15/2031 (A)	253	254
Triumph Group
9.000%, 03/15/2028 (A)	170	171
7.750%, 08/15/2025	470	444
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	2,985	2,845
5.500%, 08/15/2026 (A)	2,062	1,945
Tutor Perini Corp.
6.875%, 05/01/2025 (A)	5,510	4,983
Uber Technologies
7.500%, 09/15/2027 (A)	300	306
4.500%, 08/15/2029 (A)	419	384
United Airlines
4.625%, 04/15/2029 (A)	3,299	2,933
4.375%, 04/15/2026 (A)	2,308	2,175
United Rentals North America
6.000%, 12/15/2029 (A)	2,359	2,344
5.250%, 01/15/2030	2,400	2,281
3.875%, 11/15/2027	2,532	2,345
US Airways Pass Through Trust, Ser 2013-1, Cl A
3.950%, 11/15/2025	582	552

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WESCO Distribution
7.250%, 06/15/2028 (A)	$903	$919
7.125%, 06/15/2025 (A)	551	553
XPO
6.250%, 06/01/2028 (A)	1,630	1,597

		177,424

Information Technology — 3.6%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	652
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	3,829	3,322
ams-OSRAM
7.000%, 07/31/2025 (A)	2,573	2,359
AthenaHealth Group
6.500%, 02/15/2030 (A)	1,567	1,361
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	1,283	1,183
CDW LLC
4.250%, 04/01/2028	185	171
3.250%, 02/15/2029	270	235
Central Parent LLC
8.000%, 06/15/2029 (A)	1,095	1,102
Ciena
4.000%, 01/31/2030 (A)	1,600	1,380
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	321	280
3.875%, 07/01/2028 (A)	253	223
Coherent
5.000%, 12/15/2029 (A)	4,673	4,151
CommScope
8.250%, 03/01/2027 (A)	7,464	4,945
7.125%, 07/01/2028 (A)	3,670	2,045
6.000%, 03/01/2026 (A)	950	863
4.750%, 09/01/2029 (A)	689	512
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	6,008	5,499
5.000%, 03/15/2027 (A)	365	203
Consensus Cloud Solutions
6.500%, 10/15/2028 (A)	3,105	2,806
Crowdstrike Holdings
3.000%, 02/15/2029	1,674	1,439
Elastic
4.125%, 07/15/2029 (A)	2,138	1,838
Entegris
4.375%, 04/15/2028 (A)	535	488
3.625%, 05/01/2029 (A)	1,306	1,122
Entegris Escrow
5.950%, 06/15/2030 (A)	124	119
4.750%, 04/15/2029 (A)	2,089	1,943
Fair Isaac
4.000%, 06/15/2028 (A)	2,104	1,924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	$2,173	$2,081
3.500%, 03/01/2029 (A)	3,254	2,797
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (C)	10,706	–
NCR
6.125%, 09/01/2029 (A)	455	469
5.750%, 09/01/2027 (A)	740	747
5.125%, 04/15/2029 (A)	553	503
5.000%, 10/01/2028 (A)	178	163
ON Semiconductor
3.875%, 09/01/2028 (A)	456	406
Open Text Holdings
4.125%, 02/15/2030 (A)	3,083	2,657
Presidio Holdings
4.875%, 02/01/2027 (A)	425	397
RingCentral
8.500%, 08/15/2030 (A)	263	259
Seagate HDD Cayman
8.500%, 07/15/2031 (A)	60	63
8.250%, 12/15/2029 (A)	240	252
3.375%, 07/15/2031	1,344	973
Sprint LLC
7.625%, 02/15/2025	650	663
Synaptics
4.000%, 06/15/2029 (A)	3,404	2,896
Veritas US
7.500%, 09/01/2025 (A)	3,255	2,667
ViaSat
6.500%, 07/15/2028 (A)	3,575	2,795
5.625%, 09/15/2025 (A)	2,183	2,066
Western Digital Corp
4.750%, 02/15/2026	2,090	1,993
Xerox Holdings
5.500%, 08/15/2028 (A)	2,126	1,849

		68,861

Materials — 5.8%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	200	198
5.500%, 12/15/2027 (A)	200	193
Ashland LLC
6.875%, 05/15/2043	1,384	1,353
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	4,255	2,877
ATI
7.250%, 08/15/2030	214	216
5.875%, 12/01/2027	276	268
5.125%, 10/01/2031	137	122
4.875%, 10/01/2029	267	241
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	658

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 02/15/2029 (A)	$358	$303
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	3,980	3,879
Ball
6.000%, 06/15/2029	2,699	2,661
2.875%, 08/15/2030	2,680	2,192
Ball Corp
5.250%, 07/01/2025	2,107	2,078
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	474
Carpenter Technology
7.625%, 03/15/2030	103	104
6.375%, 07/15/2028	281	275
CF Industries
5.150%, 03/15/2034	2,234	2,109
Chemours
5.750%, 11/15/2028 (A)	2,247	2,019
4.625%, 11/15/2029 (A)	1,866	1,551
Cleveland-Cliffs
6.750%, 04/15/2030 (A)	1,500	1,430
4.625%, 03/01/2029 (A)	460	408
Compass Minerals International
6.750%, 12/01/2027 (A)	1,965	1,905
Cornerstone Chemical
10.250%cash/0% PIK, 09/01/2027 (A)	11,735	10,092
CVR Partners
6.125%, 06/15/2028 (A)	2,131	1,908
Domtar
6.750%, 10/01/2028 (A)	4,585	3,966
Element Solutions
3.875%, 09/01/2028 (A)	3,618	3,181
ERO Copper
6.500%, 02/15/2030 (A)	3,005	2,614
First Quantum Minerals
8.625%, 06/01/2031 (A)	1,276	1,299
7.500%, 04/01/2025 (A)	726	725
6.875%, 10/15/2027 (A)	3,393	3,303
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,395	1,287
Freeport-McMoRan
5.400%, 11/14/2034	781	740
4.625%, 08/01/2030	979	906
Glatfelter
4.750%, 11/15/2029 (A)	267	187
INEOS Finance
6.750%, 05/15/2028 (A)	200	191
INEOS Quattro Finance 2
3.375%, 01/15/2026 (A)	1,971	1,803
Innophos Holdings
9.375%, 02/15/2028 (A)	4,020	3,935
LSB Industries
6.250%, 10/15/2028 (A)	3,285	3,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Methanex
5.125%, 10/15/2027	$2,222	$2,084
Mountain Province Diamonds, Inc.
9.000%, 12/15/2025 (A)(C)	2,609	2,544
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (A)(B)(C)(D)	2,835	356
NMG Holding
7.125%, 04/01/2026 (A)	1,065	1,012
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	3,290	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	770	685
5.000%, 05/01/2025 (A)	1,451	1,381
4.875%, 06/01/2024 (A)	530	521
4.250%, 05/15/2029 (A)	385	313
Novelis
4.750%, 01/30/2030 (A)	465	416
3.875%, 08/15/2031 (A)	2,920	2,418
3.250%, 11/15/2026 (A)	874	792
OI European Group BV
4.750%, 02/15/2030 (A)	3,154	2,875
Olympus Water US Holding
9.750%, 11/15/2028 (A)	2,109	2,124
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	561	555
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	3,340	1,828
Rain Carbon
12.250%, 09/01/2029 (A)	2,010	2,073
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	49	48
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	6,015	5,308
4.875%, 05/01/2028 (A)	341	307
Scotts Miracle-Gro
5.250%, 12/15/2026	121	115
4.500%, 10/15/2029	684	572
4.375%, 02/01/2032	366	290
4.000%, 04/01/2031	461	362
Sealed Air
6.125%, 02/01/2028 (A)	2,107	2,070
Tacora Resources Inc
13.000%cash/0% PIK, 09/08/2023 (A)(C)	199	198
8.250%, 05/15/2026 (A)	2,660	1,968
Taseko Mines
7.000%, 02/15/2026 (A)	2,299	2,120
TriMas
4.125%, 04/15/2029 (A)	522	455
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	810	754
5.125%, 04/01/2029 (A)	414	224

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tronox
4.625%, 03/15/2029 (A)	$5,673	$4,675
Venator Finance Sarl
9.500%, 07/01/2025 (A)(B)	395	314
5.750%, 07/15/2025 (A)(B)	485	17
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	3,686	3,117
4.875%, 06/15/2027 (A)	385	359

		111,905

Real Estate — 2.2%
Diversified Healthcare Trust
4.750%, 05/01/2024	4,970	4,717
4.750%, 02/15/2028	1,240	947
4.375%, 03/01/2031	4,090	3,086
Iron Mountain
5.250%, 03/15/2028 (A)	281	263
5.250%, 07/15/2030 (A)	1,140	1,029
5.000%, 07/15/2028 (A)	395	366
4.875%, 09/15/2027 (A)	410	386
4.875%, 09/15/2029 (A)	4,993	4,512
Outfront Media Capital LLC
4.250%, 01/15/2029 (A)	2,710	2,223
Realogy Group LLC
5.250%, 04/15/2030 (A)	615	427
RHP Hotel Properties
7.250%, 07/15/2028 (A)	113	114
4.750%, 10/15/2027	962	894
4.500%, 02/15/2029 (A)	572	502
SBA Communications
3.125%, 02/01/2029	2,279	1,951
Service Properties Trust
5.500%, 12/15/2027	950	841
4.950%, 02/15/2027	4,113	3,560
4.375%, 02/15/2030	3,245	2,463
4.350%, 10/01/2024	1,309	1,259
3.950%, 01/15/2028	1,355	1,079
Uniti Group
10.500%, 02/15/2028 (A)	905	903
6.000%, 01/15/2030 (A)	1,322	873
VICI Properties
5.750%, 02/01/2027 (A)	357	350
5.625%, 05/01/2024 (A)	315	312
4.750%, 02/15/2028	1,500	1,426
4.625%, 06/15/2025 (A)	411	398
4.625%, 12/01/2029 (A)	655	592
4.500%, 09/01/2026 (A)	225	213
4.500%, 01/15/2028 (A)	175	162
4.250%, 12/01/2026 (A)	687	647
4.125%, 08/15/2030 (A)	4,231	3,705
3.875%, 02/15/2029 (A)	396	350
3.750%, 02/15/2027 (A)	902	828

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/15/2025 (A)	$22	$21

		41,399

Utilities — 2.0%
AmeriGas Partners
9.375%, 06/01/2028 (A)	210	215
5.875%, 08/20/2026	235	223
5.500%, 05/20/2025	210	206
Calpine
5.000%, 02/01/2031 (A)	270	229
4.625%, 02/01/2029 (A)	1,430	1,243
4.500%, 02/15/2028 (A)	4,815	4,457
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	3,155	2,594
FirstEnergy
4.150%, 07/15/2027	2,108	1,988
NRG Energy
10.250%, H15T5Y + 5.920%(A)(G)(H)	2,958	2,906
7.000%, 03/15/2033 (A)	413	411
6.625%, 01/15/2027	1,000	988
5.250%, 06/15/2029 (A)	605	544
3.875%, 02/15/2032 (A)	1,753	1,356
3.625%, 02/15/2031 (A)	4,910	3,832
3.375%, 02/15/2029 (A)	515	424
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,540	2,313
PG&E
5.250%, 07/01/2030	2,559	2,274
5.000%, 07/01/2028	347	319
Pike
5.500%, 09/01/2028 (A)	310	279
Solaris Midstream Holdings LLC
7.625%, 04/01/2026 (A)	2,012	1,977
Talen Energy Supply LLC
8.625%, 06/01/2030 (A)	2,550	2,655
Vistra
7.000%, H15T5Y + 5.740%(A)(G)(H)	435	403
Vistra Operations LLC
5.625%, 02/15/2027 (A)	385	370
5.000%, 07/31/2027 (A)	4,390	4,129
4.375%, 05/01/2029 (A)	2,020	1,781
4.300%, 07/15/2029 (A)	559	496

		38,612

Total Corporate Obligations
(Cost $1,670,824) ($ Thousands)		1,473,542

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 10.4%
1236904 B.C. LTD., Initial Term Loan, 1st Lien
10.933%, CME Term SOFR + 5.614%, 03/04/2027 (G)	$2,467	$2,346
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.338%, CME Term SOFR + 4.750%, 04/20/2028 (G)	1,311	1,360
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.753%, CME Term SOFR + 4.250%, 05/17/2028 (G)	528	451
Adient US LLC, Term B-1 Loan, 1st Lien
8.696%, CME Term SOFR + 3.250%, 04/10/2028 (G)	330	330
Advisor Group Holdings, Inc., Term Loan, 1st Lien
5.372%, CME Term SOFR + 4.500%, 08/11/2028 (G)	690	689
Ahead DB Borrower LLC, Term B Loan, 1st Lien
9.092%, 10/18/2027	150	146
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
10.892%, CME Term SOFR + 5.500%, 10/10/2025 (G)	1,696	1,665
Alvogen Pharma, Extended Term Loan, 1st Lien
12.892%, CME Term SOFR + 7.500%, 06/30/2025 (G)	3,058	2,753
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
10.933%, CME Term SOFR + 5.500%, 09/01/2027 (G)	508	497
Avaya Inc., Initial Term Loan, 1st Lien
13.819%, CME Term SOFR + 8.500%, 08/01/2028 (G)(I)	5,759	4,773
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
10.605%, CME Term SOFR + 5.250%, 02/01/2027 (G)	3,520	2,869
Blackhawk Network, Temr Loan, 2nd Lien
12.413%, 06/15/2026	2,412	2,339
BoardRiders Inc., Tranche A Loan, 1st Lien
13.430%, CME Term SOFR + 6.500%, 10/23/2023 (C)(G)	598	586
BoardRiders Inc., Tranche B-2 Loan, 1st Lien
13.430%, CME Term SOFR + 6.500%, 04/23/2024 (C)(G)	2,369	2,361
Byju's, Term Loan, 1st Lien
15.250%, LIBOR + 8.000%, 11/24/2026 (G)(I)	3,139	1,601

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Carestream Health, Inc., Term Loan, 1st Lien
12.842%, CME Term SOFR + 7.500%, 09/30/2027 (G)(I)	$2,945	$2,209
Castle US Holding Corp., Incremental Term B Loan, 1st Lien
9.433%, CME Term SOFR + 4.000%, 01/29/2027 (G)(I)	1,977	1,404
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
9.183%, CME Term SOFR + 3.750%, 01/29/2027 (G)(I)	1,487	1,111
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
8.831%, 08/18/2028	850	836
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.919%, CME Term SOFR + 6.500%, 12/18/2026 (G)	1,980	1,785
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 08/21/2026 (G)	229	223
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
8.288%, U.S. SOFR + 2.750%, 09/18/2024 (G)(I)	2,604	2,566
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.842%, CME Term SOFR + 3.500%, 12/17/2026 (G)	517	480
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
10.372%, LIBOR + 5.000%, 01/04/2026 (G)(I)	3,497	2,108
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
9.253%, CME Term SOFR + 3.750%, 10/04/2028 (G)	593	573
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.433%, CME Term SOFR + 5.000%, 08/02/2027 (G)	1,845	1,821
Dominion Diamond, Term Loan, 2nd Lien
10.000%, 06/30/2026	1,216	1,216
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.710%, CME Term SOFR + 7.500%, 11/23/2026 (C)(G)	4,219	4,105
Envision Healthcare Corp., 2018 Third Out Term Loan, 1st Lien
8.648%, CME Term SOFR + 3.750%, 03/31/2027 (G)(I)	1,412	3

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Envision Healthcare Corp., Term Loan
13.267%, CME Term SOFR + 7.875%, 03/31/2027 (G)(I)	$1,150	$1,319
Envision Healthcare Corporation, Second Out Term Loan, 1st Lien
9.492%, CME Term SOFR + 4.250%, 03/31/2027 (G)(I)	12,633	3,116
Epic Crude Services, LP, Term Loan, 1st Lien
10.480%, CME Term SOFR + 5.000%, 03/02/2026 (G)	1,529	1,496
Epic Y-Grade Services, 1st Lien
11.523%, CME Term SOFR + 6.000%, 06/30/2027 (G)(I)	11,845	11,062
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
9.342%, CME Term SOFR + 4.000%, 07/21/2028 (G)	402	396
First Student Bidco Inc., 2022 Incremental Term C Loan, 1st Lien
9.342%, CME Term SOFR + 4.000%, 07/21/2028 (G)	28	28
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.501%, CME Term SOFR + 3.000%, 07/21/2028 (G)	421	409
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.501%, CME Term SOFR + 3.000%, 07/21/2028 (G)	158	153
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
13.342%, CME Term SOFR + 8.000%, 06/30/2027 (G)	410	390
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
9.088%, U.S. SOFR + 3.500%, 12/21/2028 (G)(I)	521	516
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
8.588%, 11/16/2026 (I)	2,332	2,291
GatesAir, Term Loan
14.986%, 08/01/2027 (C)	1,746	1,703
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
9.433%, CME Term SOFR + 4.000%, 12/01/2027 (G)	497	496
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.881%, CME Term SOFR + 4.250%, 03/14/2025 (G)(I)	3,066	2,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.780%, CME Term SOFR + 4.250%, 10/02/2025 (G)(I)	$5,911	$4,134
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
8.433%, CME Term SOFR + 3.000%, 08/04/2027 (G)	525	524
Gulf Finance, LLC, Term Loan, 1st Lien
12.029%, CME Term SOFR + 6.750%, 08/25/2026 (G)	3,004	3,007
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Third Amendment Extended Term Loan, 1st Lien
10.433%, CME Term SOFR + 5.000%, 12/15/2026 (G)	773	749
Hub International Limited, 2023 Refinancing Term Loan, 1st Lien
9.584%, CME Term SOFR + 4.250%, 06/20/2030 (G)(I)	115	115
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
8.946%, U.S. SOFR + 3.500%, 07/01/2024 (G)(I)	3,343	3,339
JC Penney, 1st Lien
5.250%, LIBOR + 4.250%, 06/21/2024 (C)(G)	3,751	—
Journey Personal Care, 1st Lien
9.981%, LIBOR + 4.250%, 03/01/2028 (G)	3,030	2,792
Jump Financial, LLC, Term Loan, 1st Lien
10.004%, CME Term SOFR + 4.500%, 08/07/2028 (G)	3,843	3,670
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.419%, CME Term SOFR + 5.000%, 10/29/2028 (G)	485	484
Lannett Company, Inc., Term Loan
2.000%, 06/16/2030	854	854
Libbey Glass, LLC, Incremental Term Loan
11.962%, 11/22/2027 (C)	549	527
Life Time, Inc., 2023 Refinancing Term Loan, 1st Lien
10.050%, CME Term SOFR + 4.750%, 01/15/2026 (G)(I)	685	688
LifePoint Health Inc., (fka Regionalcare Hospital Partners Holdings Inc.), Term B Loan, 1st Lien
9.377%, U.S. SOFR + 8.250%, 11/16/2025 (G)(I)	805	798
LifeScan Global Corp., Initial Term Loan, 1st Lien
11.747%, CME Term SOFR + 6.500%, 12/31/2026 (G)(I)	12,783	10,077

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
11.069%, CME Term SOFR + 5.750%, 01/29/2027 (G)	$1,993	$1,806
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
11.069%, CME Term SOFR + 5.750%, 01/29/2027 (G)	112	102
Madison IAQ LLC, Initial Term Loan, 1st Lien
8.302%, U.S. SOFR + 3.250%, 06/21/2028 (G)	435	432
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.631%, CME Term SOFR + 5.000%, 07/27/2028 (G)	5,201	3,873
Magnite, Inc., Initial Term Loan, 1st Lien
10.235%, CME Term SOFR + 5.000%, 04/28/2028 (G)	1,133	1,130
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
12.558%, CME Term SOFR + 7.125%, 02/16/2025 (C)(G)	4,660	4,544
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.914%, CME Term SOFR + 5.750%, 08/18/2028 (G)	688	519
10.143%, CME Term SOFR + 4.750%, 08/18/2028 (E)(G)(I)	6,650	5,011
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.250%, 10/23/2028 (G)	288	287
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.764%, U.S. SOFR + 5.250%, 06/21/2027 (G)	2,745	2,860
Misys Limited, Dollar Term Loan, 1st Lien
9.231%, U.S. SOFR + 3.500%, 06/13/2024 (G)	3,330	3,326
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
9.969%, CME Term SOFR + 4.500%, 05/02/2029 (G)(I)	1,287	1,232
MLN U.S. HoldCo LLC, Term B Loan, 1st Lien
9.838%, CME Term SOFR + 4.500%, 11/30/2025 (G)	1,157	127
Mountaineer Merger Corp, Term Loan, 1st Lien
12.876%, CME Term SOFR + 7.000%, 10/26/2028 (G)	2,813	2,241

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.726%, CME Term SOFR + 4.250%, 09/01/2028 (G)(I)	$349	$328
Naked Juice LLC, Initial Loan, 2nd Lien
11.342%, CME Term SOFR + 6.000%, 01/24/2030 (G)(I)	2,822	2,264
NEP Group, Inc., Initial Dollar Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.250%, 10/20/2025 (G)(I)	1,786	1,662
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.669%, CME Term SOFR + 6.250%, 11/05/2029 (G)	1,140	1,045
Nine West Holdings Inc., Term Loan
14.469%, LIBOR + 8.000%, 03/20/2024 (C)(G)	1,887	1,412
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
8.181%, 01/31/2030	869	869
Park River Holdings, Inc., Initial Term Loan, 1st Lien
8.522%, LIBOR + 3.250%, 12/28/2027 (G)	227	218
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.753%, CME Term SOFR + 3.250%, 03/03/2028 (G)	611	607
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
9.476%, CME Term SOFR + 4.000%, 06/22/2026 (G)(I)	4,024	3,400
Prairie ECI Acquiror LP, Initial Term Loan, 1st Lien
10.169%, U.S. SOFR + 4.750%, 03/11/2026 (G)(I)	915	912
Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien
9.513%, CME Term SOFR + 4.000%, 10/02/2028 (G)	1,474	897
Pug LLC, Term B-2 Loan, 1st Lien
9.669%, CME Term SOFR + 4.250%, 02/12/2027 (G)(I)	979	935
Pug LLC, USD Term B Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 02/12/2027 (G)(I)	3,639	3,448
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
13.019%, CME Term SOFR + 7.500%, 02/01/2030 (G)(I)	954	630

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
9.169%, CME Term SOFR + 3.750%, 10/02/2028 (G)(I)	$1,233	$1,162
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 12/17/2027 (G)(I)	1,580	1,384
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.933%, CME Term SOFR + 3.500%, 12/17/2027 (G)(I)	2,255	1,975
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
9.669%, CME Term SOFR + 4.250%, 06/30/2028 (G)(I)	1,868	1,631
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
10.419%, CME Term SOFR + 5.000%, 06/30/2028 (G)	450	396
Serta Simmons Bedding, Initial Term Loan, 1st Lien
5.239%, 06/29/2028 (G)	676	674
Shutterfly, Term Loan, 2nd Lien
10.242%, 10/01/2027	292	191
SPX Flow, Inc., Term Loan, 1st Lien
9.919%, CME Term SOFR + 4.500%, 04/05/2029 (G)	307	307
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
10.299%, Syn LIBOR + 5.000%, 04/16/2026 (G)	1,541	1,319
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
7.669%, CME Term SOFR + 2.250%, 02/08/2027 (G)	875	872
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
9.092%, CME Term SOFR + 3.750%, 10/01/2026 (G)(I)	1,501	1,502
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
12.242%, CME Term SOFR + 7.000%, 05/13/2027 (G)	2,070	1,830
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.590%, CME Term SOFR + 4.500%, 05/17/2030 (G)(I)	659	659
Talen Energy Supply, LLC, Initial Term C Loan, 1st Lien
9.590%, CME Term SOFR + 4.500%, 05/17/2030 (G)(I)	309	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.569%, CME Term SOFR + 5.250%, 03/02/2027 (G)(I)	$7,857	$6,247
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
9.381%, CME Term SOFR + 3.500%, 07/30/2027 (G)	420	419
Tortoise Borrower LLC, Initial Term Loan, 1st Lien
9.038%, LIBOR + 3.500%, 01/31/2025 (G)	1,810	735
Travelport Finance (Luxembourg) S.a r.l., Consented Term Loan, Other
13.365%, CME Term SOFR + 8.500%, 05/29/2026 (G)(I)	1,526	946
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
6.919%, CME Term SOFR + 1.500%, 02/28/2025 (G)(I)	9	8
Traverse Midstream Partners LLC, Advance, 1st Lien
9.216%, CME Term SOFR + 3.750%, 02/16/2028 (G)	1,540	1,538
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.753%, CME Term SOFR + 3.250%, 03/31/2028 (G)(I)	375	368
Tutor Perini Corp., Term Loan, 1st Lien
10.254%, U.S. SOFR + 3.500%, 08/18/2027 (C)(G)	2,852	2,685
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
10.607%, CME Term SOFR + 5.000%, 06/20/2028 (G)	610	384
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.683%, CME Term SOFR + 3.250%, 03/15/2026 (G)(I)	2,611	2,611
Venator, 1st Lien
15.255%, 09/14/2023 (I)	270	280
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.476%, CME Term SOFR + 4.000%, 08/20/2025 (G)	2,652	2,445
Vida Capital Inc., Initial Term Loan
11.433%, CME Term SOFR + 6.000%, 10/01/2026 (G)(I)	7,157	5,869
Wargam, Term Loan, 1st Lien
14.670%, 06/30/2028 (I)	2,424	2,400

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.363%, CME Term SOFR + 5.750%, 06/22/2026 (G)	$926	$928
Wellful Inc., Initial Term Loan, 1st Lien
11.683%, CME Term SOFR + 6.250%, 04/21/2027 (G)	3,820	3,228
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
9.069%, CME Term SOFR + 3.750%, 10/19/2027 (G)	776	775
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien
9.433%, CME Term SOFR + 4.000%, 10/02/2028 (G)(I)	4,877	3,906
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.433%, CME Term SOFR + 3.000%, 03/09/2027 (G)(I)	2,614	2,086

Total Loan Participations
(Cost $212,755) ($ Thousands)		200,669

ASSET-BACKED SECURITIES — 8.1%
Other Asset-Backed Securities — 8.1%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
5.975%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(C)(G)(J)	835	25
Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.170%, TSFR3M + 8.862%, 04/17/2033 (A)(C)(G)	2,304	1,935
B&M CLO, Ser 2014-1A, Cl E
11.320%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(C)(G)	281	–
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(C)(D)(G)	4,614	–
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(G)	4,378	1,259
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(G)	6,380	4,437
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(G)	10,431	5,216
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(G)	8,633	3,079
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)	6,147	4,214
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(C)(D)(G)	3,572	1,822

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (C)(D)	$8,543	$5,344
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(G)	2,640	304
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(K)	7	2,268
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(K)	3,363	1,187
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (C)(D)	10,301	3,245
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(G)	9,535	4,237
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(G)	9,035	35
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(C)(D)	9,000	2,356
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(G)	10,939	4,786
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(D)(G)	10,091	2,018
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(C)(D)(G)	6,857	3,048
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(D)(G)	6,048	4,226
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(D)(G)	3,469	2,707
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (C)(D)	4,843	3,344
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(G)	3,653	840
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(D)(G)	5,673	1,305
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(D)(G)	21,812	4,866
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(G)	6,015	2,565
Great Lakes CLO, Ser 2017-1A, Cl ER
12.760%, TSFR3M + 7.762%, 10/15/2029 (A)(C)(G)	3,376	3,165
Great Lakes CLO, Ser 2018-1A, Cl ER
12.930%, TSFR3M + 7.622%, 01/16/2030 (A)(C)(G)	4,328	4,016

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2018-1A, Cl FR
15.570%, TSFR3M + 10.262%, 01/16/2030 (A)(C)(G)	$1,595	$1,365
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(C)(D)(G)	1,149	806
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
12.642%, TSFR3M + 7.332%, 04/18/2030 (A)(C)(G)	2,886	2,575
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(C)(D)(G)	2,164	1,287
LCM Ltd
0.000%, 01/20/2032 (C)(D)	1,998	1,169
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(C)(D)(G)	4,865	973
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
11.463%, TSFR3M + 6.112%, 01/25/2030 (A)(C)(G)	3,201	2,709
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(G)	5,235	1,518
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(G)	1,780	1,104
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(G)	23	15
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032 (C)(D)	5,795	3,175
Neuberger Berman Loan Advisers CLO 41
0.000%, 10/20/2032 (C)(D)	3,394	2,313
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(G)	9,028	2,850
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
12.968%, TSFR3M + 7.642%, 04/20/2030 (A)(C)(G)	4,200	3,535
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(C)(D)(G)	3,012	1,112
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(C)(D)(G)	1,876	1,520
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (C)(D)	7,945	5,521
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(C)(D)(G)	3,251	1,999
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(D)(G)	13,119	8,412
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(D)(G)	7,377	3,836

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(C)(D)(G)	$5,509	$2,391
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(C)(D)(G)	5,959	3,337
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (C)(D)	8,523	4,432
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(G)	15,819	5,220
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(C)(D)(G)	2,950	502
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(G)	2,865	272
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(G)	5,750	1,035
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (C)(D)	7,003	5,502
Wind River
0.000%, (C)(D)	11,611	7,669

Total Asset-Backed Securities
(Cost $73,087) ($ Thousands)		156,003

	Shares
COMMON STOCK — 1.3%
21st Century Oncology *(C)	22,017	313
Aquity Equity *(C)	89,545	974
Arctic Canadian Diamond Co. *(C)	1,633	681
Avaya Inc. *(C)	205,996	1,579
Burgundy Diamond Mines *	3,227,052	439
Carestream Health Holdings Inc *(C)	123,791	2,095
CHC Group LLC *	1,444	1
Chesapeake Energy Corp	5,208	459
Chord Energy Corp	1,863	301
Clear Channel Outdoor Holdings Inc, Cl A *	283,175	411
Copper Property CTL Pass Through Trust (C)	210,522	2,316
EP Energy Corp *	25,685	167
Frontier Communications Parent Inc *	14,928	239
Guitar Center *(C)(E)	24,502	4,601
Gulfport Energy Corp *	4,683	553
Gymboree Corp *(C)(E)	18,542	—
Gymboree Holding Corp *(C)(E)	52,848	—
iHeartMedia Inc, Cl A *	14,876	54
Intelsat Emergene SA *(C)	65,731	1,561
Lannett	142,313	252
Lumileds Common Bright Bidco *(C)	8,903	4
Mallinckrodt PLC *(C)	12,665	1
Medical Card Systems *(C)	395,653	175
Monitronics International	9,156	146
MYT Holding LLC *(C)	461,765	162
Neiman Marcus Group *(C)(E)	1,051	184
Neiman Marcus Group *(C)	9,899	1,732
Nine West *(C)	163,718	87

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Parker Drilling Co *(C)(E)	143,734	$1,720
Penney Borrower LLC *(C)	31,845	88
SandRidge Energy Inc	11,510	184
VICI Properties Inc, Cl A ‡	48,089	1,483
WeWork Inc, Cl A *	767,070	90
Windstream Services *	97,197	923

Total Common Stock
(Cost $32,959) ($ Thousands)		23,975

PREFERRED STOCK — 0.8%
BoardRiders, 0.000% *(C)(D)(H)	336,591	513
Claire's Stores Inc, 0.000% *(C)(D)(H)	1,592	1,825
Crestwood Equity Partners, 9.250% (H)	224,639	2,190
FHLMC, 0.000% *(D)(G)(H)	29,819	94
FNMA, 0.000% *(D)(G)(H)	43,993	145
Foresight, 0.000% *(C)(D)(H)	60,593	894
Guitar Center Inc, 0.000% *(C)(D)(E)(H)	782	73
Ladenburg Thalmann Financial Services, 6.500% (H)	102,399	1,843
MPLX, 9.538% (C)(F)(H)	41,696	1,369
MYT Holding LLC, 10.000% (H)	516,164	371
Qurate Retail Inc, 8.000% (H)	10,574	375
Syniverse, 0.000% *(C)(D)(H)	4,851,225	4,672

Total Preferred Stock
(Cost $14,075) ($ Thousands)		14,364

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.5%
DISH Network
2.375%, 03/15/2024	$2,227	2,105
3.375%, 08/15/2026	804	486
Gulfport Energy Corp
10.000%cash/0% PIK(C)(H)	–	363
Liberty Interactive LLC
4.000%, 11/15/2029	204	52
3.750%, 02/15/2030	4,839	1,246
North Sea Natural Resources
0.000%, (C)(D)(H)	889	889
0.000%, (D)	121	121

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Silver Airways LLC
15.000%, 12/31/2027(C)	$4,270	$4,270

Total Convertible Bonds
(Cost $11,174) ($ Thousands)		9,532

	Number of Warrants
WARRANTS — 0.1%
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	5,960	511
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	6,486	287
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	526	23
Intelsat
Strike Price $– *‡‡(C)	6	–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(C)	6,679	150
Tacora Resources Inc
Strike Price $– *‡‡(C)	5,372,127	–

Total Warrants
(Cost $580) ($ Thousands)		971

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson *‡‡(C)	13,762	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	35,370,217	35,370

Total Cash Equivalent
(Cost $35,370) ($ Thousands)		35,370

Total Investments in Securities — 99.6%
(Cost $2,050,824) ($ Thousands)		$1,914,426

A list of the open forward foreign currency contracts held by the Fund at August 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/28/23	AUD	1,334	USD	891	$27

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

High Yield Bond Fund (Concluded)

Percentages are based on Net Assets of $1,923,015 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $1,306,080 ($ Thousands), representing 67.9% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2023 was $12,637 ($ Thousands) and represented 0.7% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(H)	Perpetual security with no stated maturity date.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(K)	Zero coupon security.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,063	$179,454	$(165,147)	$—	$—	$35,370	$511	$—

A list of the restricted securities, excluding 144A, held by the Fund at August 31, 2023, is as follows:

Description	Face Amount ($ Thousands)/Shares/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligation
Aventine (Escrow Security)	$2,600	4/21/2010	$–	$–
Envision Healthcare	3,150	10/1/2019	2,731	91
Northwest Acquisitions ULC	3,290	8/17/2021	2,312	–
Six Flags Theme Parks	136	7/22/2019	138	136
Loan Participation
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	6,650	5/29/2020	5,470	5,011
Common Stock
Guitar Center	24,502	1/8/2021	3,105	4,601
Gymboree Corp	18,542	10/1/2018	232	–
Gymboree Holding Corp	52,848	9/14/2018	958	–
Neiman Marcus Group	1,051	8/11/2020	–	184
Parker Drilling Co	143,734	4/16/2020	1,818	1,720
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	73
Warrants
Guitar Center Tranche I	5,960	1/8/2021	328	511
Guitar Center Tranche II	6,486	1/8/2021	233	287
Guitar Center Tranche III	526	1/8/2021	19	23
			$17,418	$12,637

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 61.9%
Communication Services — 8.1%
Alphabet
2.250%, 08/15/2060	$265	$155
America Movil
6.375%, 03/01/2035	165	178
6.125%, 03/30/2040	350	365
AT&T
4.500%, 05/15/2035	1,950	1,733
3.800%, 12/01/2057	5,070	3,419
3.650%, 09/15/2059	1,851	1,198
3.550%, 09/15/2055	1,175	767
3.500%, 09/15/2053	2,016	1,327
Bell Canada
4.464%, 04/01/2048	305	251
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,888	1,737
6.384%, 10/23/2035	1,620	1,572
5.750%, 04/01/2048	741	624
5.375%, 05/01/2047	1,864	1,490
3.900%, 06/01/2052	145	93
3.850%, 04/01/2061	630	376
3.500%, 06/01/2041	150	99
Comcast
5.500%, 05/15/2064	65	64
4.250%, 01/15/2033	175	164
4.049%, 11/01/2052	425	340
3.969%, 11/01/2047	2,028	1,626
3.900%, 03/01/2038	830	708
3.750%, 04/01/2040	375	308
2.987%, 11/01/2063	818	495
2.937%, 11/01/2056	3,608	2,245
2.887%, 11/01/2051	1,111	712
COX Communications
4.500%, 06/30/2043 (A)	382	301
Discovery Communications LLC
5.200%, 09/20/2047	549	445
4.650%, 05/15/2050	195	145
4.000%, 09/15/2055	705	460
Fox
5.576%, 01/25/2049	270	241
Meta Platforms
5.750%, 05/15/2063	85	86
5.600%, 05/15/2053	1,390	1,396
4.450%, 08/15/2052	665	564
Paramount Global
5.850%, 09/01/2043	1,170	968
4.950%, 05/19/2050	378	277
4.850%, 12/15/2034	765	634
Rogers Communications
5.000%, 03/15/2044	442	377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.550%, 03/15/2052	$402	$312
4.500%, 03/15/2043	257	205
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	950	677
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	295	202
Time Warner Cable LLC
7.300%, 07/01/2038	305	309
6.750%, 06/15/2039	305	295
6.550%, 05/01/2037	680	646
5.875%, 11/15/2040	330	287
5.500%, 09/01/2041	760	624
4.500%, 09/15/2042	410	300
T-Mobile USA
5.750%, 01/15/2054	587	580
5.650%, 01/15/2053	706	689
4.375%, 04/15/2040	100	86
3.600%, 11/15/2060	455	305
3.400%, 10/15/2052	705	478
3.000%, 02/15/2041	775	547
TWDC Enterprises 18 MTN
3.700%, 12/01/2042	650	519
Verizon Communications
4.500%, 08/10/2033	2,815	2,601
4.400%, 11/01/2034	700	634
3.700%, 03/22/2061	653	445
3.550%, 03/22/2051	803	563
3.400%, 03/22/2041	3,545	2,632
2.987%, 10/30/2056	1,690	1,010
2.650%, 11/20/2040	165	110
Vodafone Group PLC
5.625%, 02/10/2053	360	340
4.875%, 06/19/2049	151	128
4.375%, 02/19/2043	510	415
Walt Disney
6.550%, 03/15/2033	750	829
3.600%, 01/13/2051	1,685	1,268
3.500%, 05/13/2040	395	317
2.750%, 09/01/2049	125	80
Warnermedia Holdings
5.391%, 03/15/2062	376	298
5.141%, 03/15/2052	2,103	1,676
5.050%, 03/15/2042	1,750	1,439

		49,786

Consumer Discretionary — 2.5%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	475	367
Amazon.com
4.950%, 12/05/2044	1,244	1,230
4.050%, 08/22/2047	491	424
3.950%, 04/13/2052	432	360

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 08/22/2037	$295	$265
3.100%, 05/12/2051	1,515	1,082
2.875%, 05/12/2041	642	482
2.700%, 06/03/2060	535	330
2.500%, 06/03/2050	185	118
Aptiv PLC
5.400%, 03/15/2049	544	478
3.100%, 12/01/2051	462	281
General Motors
6.600%, 04/01/2036	125	126
5.950%, 04/01/2049	430	386
5.600%, 10/15/2032	210	202
5.150%, 04/01/2038	130	113
5.000%, 04/01/2035	65	58
General Motors Financial
6.400%, 01/09/2033	220	222
Home Depot
4.950%, 09/15/2052	320	305
4.250%, 04/01/2046	890	763
3.900%, 06/15/2047	402	327
3.625%, 04/15/2052	224	170
3.350%, 04/15/2050	545	399
3.125%, 12/15/2049	195	137
2.375%, 03/15/2051	75	45
Lowe's
5.800%, 09/15/2062	455	440
5.750%, 07/01/2053	59	58
5.625%, 04/15/2053	1,175	1,141
4.250%, 04/01/2052	525	415
4.050%, 05/03/2047	190	149
3.700%, 04/15/2046	505	379
3.000%, 10/15/2050	660	419
Massachusetts Institute of Technology
5.600%, 07/01/2111	320	343
McDonald's MTN
4.600%, 05/26/2045	430	382
4.450%, 03/01/2047	1,015	876
3.625%, 09/01/2049	395	298
Newell Brands
6.000%, 04/01/2046	200	162
President & Fellows of Harvard College
3.745%, 11/15/2052	205	168
Starbucks
4.450%, 08/15/2049	520	442
3.350%, 03/12/2050	615	431
University of Southern California
5.250%, 10/01/2111	775	735
3.028%, 10/01/2039	225	180

		15,688

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 3.7%
Altria Group
4.000%, 02/04/2061	$425	$288
3.875%, 09/16/2046	830	571
3.700%, 02/04/2051	165	108
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,779	2,585
4.700%, 02/01/2036	4,175	3,996
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	476	488
4.600%, 04/15/2048	207	187
4.439%, 10/06/2048	837	733
4.375%, 04/15/2038	340	311
4.350%, 06/01/2040	551	493
Bacardi
5.300%, 05/15/2048 (A)	185	170
BAT Capital
7.750%, 10/19/2032	120	130
7.081%, 08/02/2053	260	256
7.079%, 08/02/2043	160	159
5.650%, 03/16/2052	210	176
5.282%, 04/02/2050	90	72
4.758%, 09/06/2049	390	289
4.540%, 08/15/2047	1,570	1,142
4.390%, 08/15/2037	1,310	1,037
3.734%, 09/25/2040	610	425
Baylor Scott & White Holdings
2.839%, 11/15/2050	30	20
City of Hope
4.378%, 08/15/2048	650	527
Constellation Brands
4.100%, 02/15/2048	465	369
Dollar General
5.500%, 11/01/2052	135	122
Dollar Tree
3.375%, 12/01/2051	165	106
JBS USA LUX
6.500%, 12/01/2052	1,135	1,088
4.375%, 02/02/2052	905	642
3.000%, 05/15/2032	365	288
Kenvue
5.200%, 03/22/2063 (A)	105	103
5.100%, 03/22/2043 (A)	235	230
5.050%, 03/22/2053 (A)	1,170	1,146
Keurig Dr Pepper
4.500%, 04/15/2052	275	234
Kraft Heinz Foods
4.875%, 10/01/2049	224	199
4.375%, 06/01/2046	90	74
Kroger
4.450%, 02/01/2047	925	771

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MedStar Health
3.626%, 08/15/2049	$530	$382
Nestle Holdings
3.900%, 09/24/2038 (A)	470	416
New York and Presbyterian Hospital
2.256%, 08/01/2040	395	258
Philip Morris International
4.500%, 03/20/2042	580	492
3.875%, 08/21/2042	595	465
Reynolds American
5.850%, 08/15/2045	300	261
Stanford Health Care
3.027%, 08/15/2051	380	256
Target
2.950%, 01/15/2052	100	67
Walmart
4.500%, 04/15/2053	515	479
2.650%, 09/22/2051	200	135
2.500%, 09/22/2041	160	114

		22,860

Energy — 5.9%
Apache
5.350%, 07/01/2049	195	156
BP Capital Markets America
3.379%, 02/08/2061	630	424
3.060%, 06/17/2041	660	484
3.001%, 03/17/2052	390	256
3.000%, 02/24/2050	25	17
2.939%, 06/04/2051	343	224
2.772%, 11/10/2050	800	504
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	304
Chevron
3.078%, 05/11/2050	289	205
Columbia Pipeline Group
5.800%, 06/01/2045	190	176
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	405	414
ConocoPhillips
4.300%, 11/15/2044	625	537
4.025%, 03/15/2062	633	484
Diamondback Energy
4.250%, 03/15/2052	213	160
El Paso Natural Gas
8.375%, 06/15/2032	100	114
Energy Transfer
6.500%, 02/01/2042	45	45
6.250%, 04/15/2049	230	220
6.125%, 12/15/2045	838	787
5.950%, 10/01/2043	1,040	950
5.800%, 06/15/2038	40	38

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.400%, 10/01/2047	$1,485	$1,279
5.350%, 05/15/2045	245	209
5.300%, 04/15/2047	455	386
5.150%, 02/01/2043	75	63
5.150%, 03/15/2045	200	169
5.000%, 05/15/2050	150	123
4.900%, 03/15/2035	1,000	914
Enterprise Products Operating LLC
6.650%, 10/15/2034	820	888
6.125%, 10/15/2039	270	280
5.700%, 02/15/2042	540	532
5.100%, 02/15/2045	400	367
4.950%, 10/15/2054	495	439
4.900%, 05/15/2046	790	702
4.850%, 03/15/2044	290	259
4.200%, 01/31/2050	105	84
3.700%, 01/31/2051	95	70
3.200%, 02/15/2052	330	223
EOG Resources
4.950%, 04/15/2050	234	221
EQM Midstream Partners
6.500%, 07/15/2048	500	454
Equinor
3.625%, 04/06/2040	1,000	807
Exxon Mobil
4.227%, 03/19/2040	150	134
3.452%, 04/15/2051	2,423	1,803
3.095%, 08/16/2049	135	95
Hess
6.000%, 01/15/2040	55	54
5.800%, 04/01/2047	145	139
5.600%, 02/15/2041	430	404
Kinder Morgan
5.550%, 06/01/2045	125	113
5.450%, 08/01/2052	755	674
5.300%, 12/01/2034	1,440	1,370
5.200%, 03/01/2048	100	86
5.050%, 02/15/2046	230	194
3.600%, 02/15/2051	55	37
3.250%, 08/01/2050	230	145
Kinder Morgan Energy Partners
6.375%, 03/01/2041	636	628
5.000%, 08/15/2042	700	587
Marathon Petroleum
6.500%, 03/01/2041	193	197
4.750%, 09/15/2044	50	41
MPLX
5.500%, 02/15/2049	610	544
4.950%, 03/14/2052	90	74
4.500%, 04/15/2038	625	529
Northern Natural Gas
4.300%, 01/15/2049 (A)	260	204

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
6.600%, 03/15/2046	$50	$52
6.200%, 03/15/2040	145	143
4.300%, 08/15/2039	436	333
0.000%, 10/10/2036 (B)	2,187	1,138
Petroleos Mexicanos
6.350%, 02/12/2048	745	448
Phillips 66
4.900%, 10/01/2046	509	444
4.875%, 11/15/2044	605	547
4.650%, 11/15/2034	250	235
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	475	380
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	935	841
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	410	343
4.682%, 05/01/2038 (A)	270	241
Shell International Finance BV
6.375%, 12/15/2038	877	965
5.500%, 03/25/2040	435	443
4.375%, 05/11/2045	1,320	1,145
3.750%, 09/12/2046	254	200
Suncor Energy
6.800%, 05/15/2038	500	522
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	445	341
TotalEnergies Capital International
3.127%, 05/29/2050	1,335	923
TransCanada PipeLines
7.250%, 08/15/2038	880	980
4.875%, 05/15/2048	195	166
4.750%, 05/15/2038	235	205
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	705	659
4.600%, 03/15/2048	536	447
4.450%, 08/01/2042	440	366
Williams
5.750%, 06/24/2044	9	8
5.300%, 08/15/2052	505	455
3.500%, 10/15/2051	410	275

		36,265

Financials — 11.6%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	452	481
Allstate
4.500%, 06/15/2043	50	42
American International Group
4.800%, 07/10/2045	50	44
4.375%, 06/30/2050	185	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aon
3.900%, 02/28/2052	$1,164	$893
Arthur J Gallagher
5.750%, 03/02/2053	745	730
3.500%, 05/20/2051	435	301
Athene Holding
3.450%, 05/15/2052	500	318
Bank of America
6.110%, 01/29/2037	560	580
6.000%, 10/15/2036	1,760	1,848
3.483%, U.S. SOFR + 1.650%, 03/13/2052 (C)	308	224
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (C)	685	512
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (C)	545	446
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (C)	315	253
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (C)	2,219	1,750
Bank of America MTN
5.875%, 02/07/2042	861	892
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	785	631
4.078%, TSFR3M + 1.582%, 04/23/2040 (C)	1,000	840
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (C)	1,004	691
2.496%, TSFR3M + 1.252%, 02/13/2031 (C)	935	778
Bank of New York Mellon
4.706%, U.S. SOFR + 1.512%, 02/01/2034 (C)	270	254
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (C)	185	190
Berkshire Hathaway
4.500%, 02/11/2043	218	204
Berkshire Hathaway Finance
4.400%, 05/15/2042	600	555
3.850%, 03/15/2052	637	508
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	869	830
Brown & Brown
4.950%, 03/17/2052	405	342
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	723	630
Charles Schwab
5.853%, U.S. SOFR + 2.500%, 05/19/2034 (C)	215	215
Chubb INA Holdings
6.700%, 05/15/2036	627	702

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
8.125%, 07/15/2039	$204	$254
6.625%, 06/15/2032	280	292
6.174%, U.S. SOFR + 2.661%, 05/25/2034 (C)	365	364
4.750%, 05/18/2046	996	835
4.650%, 07/23/2048	580	504
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	1,053	877
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	200	164
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (C)	115	100
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (C)	300	206
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (C)	160	127
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	215	160
Cooperatieve Rabobank UA
5.250%, 08/04/2045	100	91
Corebridge Financial
4.400%, 04/05/2052	320	247
4.350%, 04/05/2042	100	79
3.900%, 04/05/2032	330	289
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	225
Farmers Exchange Capital II
6.151%, TSFR3M + 3.744%, 11/01/2053 (A)(C)	375	361
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	200	173
Farmers Insurance Exchange
4.747%, U.S. SOFR + 3.231%, 11/01/2057 (A)(C)	300	233
Fidelity National Information Services
5.625%, 07/15/2052	450	427
Fiserv
4.400%, 07/01/2049	300	245
Global Payments
5.950%, 08/15/2052	620	592
Goldman Sachs Group
6.750%, 10/01/2037	1,330	1,410
6.250%, 02/01/2041	1,053	1,112
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	235	204
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	2,985	2,482
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (C)	300	221
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (C)	554	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.615%, U.S. SOFR + 1.281%, 04/22/2032 (C)	$305	$247
Goldman Sachs Group MTN
4.800%, 07/08/2044	50	45
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	755	630
Hartford Financial Services Group
6.625%, 03/30/2040	295	310
HSBC Bank USA
7.000%, 01/15/2039	315	340
HSBC Holdings PLC
6.800%, 06/01/2038	737	740
6.500%, 09/15/2037	850	871
6.332%, U.S. SOFR + 2.650%, 03/09/2044 (C)	120	121
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (C)	910	727
Intercontinental Exchange
4.950%, 06/15/2052	378	351
Jefferies Group
6.250%, 01/15/2036	338	342
JPMorgan Chase
5.600%, 07/15/2041	1,426	1,446
5.350%, U.S. SOFR + 1.845%, 06/01/2034 (C)	525	519
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	580	487
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	515	415
3.964%, TSFR3M + 1.642%, 11/15/2048 (C)	1,055	837
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	1,241	976
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	435	367
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (C)	436	306
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	445	329
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (C)	495	335
2.956%, TSFR3M + 2.515%, 05/13/2031 (C)	570	485
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (C)	190	153
KeyBank MTN
5.000%, 01/26/2033	250	217
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	588	531
Liberty Mutual Group
3.951%, 10/15/2050 (A)	220	157

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
4.976%, H15T1Y + 2.300%, 08/11/2033 (C)	$305	$282
4.344%, 01/09/2048	391	292
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(C)	680	533
Marsh & McLennan
5.450%, 03/15/2053	190	188
4.750%, 03/15/2039	449	415
4.200%, 03/01/2048	505	416
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (A)	236	234
3.729%, 10/15/2070 (A)	403	264
3.375%, 04/15/2050 (A)	277	191
Mastercard
3.650%, 06/01/2049	125	100
MetLife
5.875%, 02/06/2041	180	185
5.250%, 01/15/2054	901	854
5.000%, 07/15/2052	490	448
4.875%, 11/13/2043	375	342
4.721%, 12/15/2044	806	702
Moody's
4.875%, 12/17/2048	560	509
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (C)	100	98
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (C)	40	37
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (C)	610	460
Morgan Stanley MTN
6.375%, 07/24/2042	405	442
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	1,702	1,421
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (C)	1,020	859
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (C)	435	346
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (C)	285	224
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (C)	575	442
Nasdaq
6.100%, 06/28/2063	95	94
5.950%, 08/15/2053	70	69
3.950%, 03/07/2052	410	307
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	320	244
New York Life Insurance
6.750%, 11/15/2039 (A)	675	742
5.875%, 05/15/2033 (A)	452	462

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 05/15/2069 (A)	$750	$598
3.750%, 05/15/2050 (A)	176	131
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	602	407
PayPal Holdings
3.250%, 06/01/2050	125	89
PNC Financial Services Group
6.037%, SOFRINDX + 2.140%, 10/28/2033 (C)	340	345
Progressive
3.700%, 03/15/2052	155	118
Prudential Financial
3.905%, 12/07/2047	55	43
Prudential Financial MTN
5.700%, 12/14/2036	522	533
Raymond James Financial
4.950%, 07/15/2046	305	266
3.750%, 04/01/2051	425	309
S&P Global
3.250%, 12/01/2049	250	179
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	480	388
3.300%, 05/15/2050 (A)	450	305
Travelers
5.450%, 05/25/2053	315	319
Truist Financial MTN
5.867%, U.S. SOFR + 2.361%, 06/08/2034 (C)	670	664
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (C)	365	342
UBS Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(C)	1,105	1,338
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(C)	275	286
4.988%, H15T1Y + 2.400%, 08/05/2033 (A)(C)	425	396
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(C)	680	560
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (C)	375	373
5.836%, U.S. SOFR + 2.260%, 06/12/2034 (C)	270	270
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (C)	590	547
Visa
4.300%, 12/14/2045	430	389
4.150%, 12/14/2035	250	236
Wells Fargo
5.850%, 02/01/2037	990	988

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.389%, U.S. SOFR + 2.020%, 04/24/2034 (C)	$40	$39
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (C)	610	436
Wells Fargo MTN
5.557%, U.S. SOFR + 1.990%, 07/25/2034 (C)	865	854
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	2,271	2,051
4.900%, 11/17/2045	275	236
4.650%, 11/04/2044	655	542
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (C)	75	63
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (C)	1,835	1,545
Westpac Banking
3.133%, 11/18/2041	230	150
2.668%, H15T5Y + 1.750%, 11/15/2035 (C)	60	46
Willis North America
3.875%, 09/15/2049	460	324
XL Group
5.250%, 12/15/2043	587	556

		71,257

Health Care — 8.8%
Abbott Laboratories
4.900%, 11/30/2046	559	545
AbbVie
4.875%, 11/14/2048	535	494
4.850%, 06/15/2044	515	471
4.700%, 05/14/2045	130	117
4.550%, 03/15/2035	985	932
4.500%, 05/14/2035	830	781
4.400%, 11/06/2042	1,769	1,545
4.250%, 11/21/2049	2,053	1,729
4.050%, 11/21/2039	465	398
Advocate Health & Hospitals
4.272%, 08/15/2048	391	332
Aetna
4.125%, 11/15/2042	525	417
Alcon Finance
5.750%, 12/06/2052 (A)	290	295
3.800%, 09/23/2049 (A)	425	318
Amgen
5.750%, 03/02/2063	460	454
5.650%, 03/02/2053	1,229	1,218
5.600%, 03/02/2043	400	392
4.950%, 10/01/2041	525	480
4.875%, 03/01/2053	315	280
4.400%, 05/01/2045	1,824	1,535
4.400%, 02/22/2062	125	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AstraZeneca PLC
6.450%, 09/15/2037	$986	$1,109
Baxter International
3.132%, 12/01/2051	315	200
BayCare Health System
3.831%, 11/15/2050	180	140
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	1,080	852
3.950%, 04/15/2045 (A)	200	143
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	330
Becton Dickinson
3.794%, 05/20/2050	335	259
Boston Scientific
4.550%, 03/01/2039	147	132
Bristol-Myers Squibb
4.550%, 02/20/2048	182	161
4.250%, 10/26/2049	1,093	924
3.700%, 03/15/2052	270	207
3.550%, 03/15/2042	300	239
Children's Hospital Medical Center
2.820%, 11/15/2050	450	281
Cigna Group
4.900%, 12/15/2048	385	343
4.800%, 07/15/2046	828	735
3.875%, 10/15/2047	1,045	798
Cleveland Clinic Foundation
4.858%, 01/01/2114	72	63
CommonSpirit Health
4.187%, 10/01/2049	1,081	858
CSL Finance PLC
4.750%, 04/27/2052 (A)	420	377
CVS Health
6.000%, 06/01/2063	410	402
5.875%, 06/01/2053	335	327
5.625%, 02/21/2053	120	113
5.125%, 07/20/2045	535	477
5.050%, 03/25/2048	2,120	1,859
4.780%, 03/25/2038	2,375	2,127
4.125%, 04/01/2040	595	485
2.700%, 08/21/2040	305	205
Danaher
2.800%, 12/10/2051	100	66
Elevance Health
6.100%, 10/15/2052	230	245
5.125%, 02/15/2053	460	432
4.650%, 01/15/2043	15	13
4.375%, 12/01/2047	1,783	1,505
3.700%, 09/15/2049	625	466
Eli Lilly
4.950%, 02/27/2063	415	405
4.875%, 02/27/2053	518	510

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GE HealthCare Technologies
6.377%, 11/22/2052	$310	$334
Gilead Sciences
4.750%, 03/01/2046	25	23
4.600%, 09/01/2035	885	840
4.500%, 02/01/2045	460	404
GlaxoSmithKline Capital
6.375%, 05/15/2038	250	284
HCA
5.500%, 06/15/2047	145	132
5.250%, 06/15/2049	525	458
4.625%, 03/15/2052	485	389
3.500%, 07/15/2051	103	69
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	647	441
Humana
4.950%, 10/01/2044	460	408
Johnson & Johnson
3.400%, 01/15/2038	285	242
Kaiser Foundation Hospitals
4.150%, 05/01/2047	360	307
3.266%, 11/01/2049	540	388
3.002%, 06/01/2051	495	333
2.810%, 06/01/2041	864	614
Mass General Brigham
3.192%, 07/01/2049	85	59
Medtronic
4.375%, 03/15/2035	230	218
Memorial Health Services
3.447%, 11/01/2049	260	189
Merck
5.150%, 05/17/2063	230	224
5.000%, 05/17/2053	825	806
4.900%, 05/17/2044	545	529
4.150%, 05/18/2043	250	222
2.900%, 12/10/2061	365	229
2.450%, 06/24/2050	150	93
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	150
Northwell Healthcare
4.260%, 11/01/2047	245	194
Pfizer
4.000%, 12/15/2036	615	558
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,185	1,168
5.300%, 05/19/2053	2,040	2,041
5.110%, 05/19/2043	1,110	1,080
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	382

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Regeneron Pharmaceuticals
2.800%, 09/15/2050	$150	$93
Revvity
3.625%, 03/15/2051	200	138
Roche Holdings
2.607%, 12/13/2051 (A)	512	331
Royalty Pharma
3.300%, 09/02/2040	150	103
Stanford Health Care
3.795%, 11/15/2048	431	339
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	425	310
Stryker
4.100%, 04/01/2043	500	412
Takeda Pharmaceutical
3.175%, 07/09/2050	707	475
Thermo Fisher Scientific
4.100%, 08/15/2047	140	120
2.800%, 10/15/2041	305	220
UnitedHealth Group
6.875%, 02/15/2038	445	518
6.625%, 11/15/2037	555	627
6.050%, 02/15/2063	275	300
5.950%, 02/15/2041	25	26
5.875%, 02/15/2053	495	529
5.800%, 03/15/2036	55	58
5.050%, 04/15/2053	45	43
4.950%, 05/15/2062	120	111
4.750%, 05/15/2052	794	724
4.625%, 07/15/2035	485	469
4.250%, 04/15/2047	725	616
4.200%, 01/15/2047	530	448
3.700%, 08/15/2049	365	283
3.250%, 05/15/2051	395	281
3.050%, 05/15/2041	360	269
2.900%, 05/15/2050	145	96
2.750%, 05/15/2040	95	69
Viatris
4.000%, 06/22/2050	680	450
3.850%, 06/22/2040	125	88
Wyeth LLC
6.000%, 02/15/2036	760	815
5.950%, 04/01/2037	436	467

		54,256

Industrials — 5.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	765	568
3.400%, 10/29/2033	130	103
3.300%, 01/30/2032	1,230	999

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Lease
3.250%, 10/01/2029	$155	$135
Air Lease MTN
3.000%, 02/01/2030	180	151
BAE Systems Holdings
4.750%, 10/07/2044 (A)	563	493
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	149
3.000%, 09/15/2050 (A)	525	344
Boeing
5.930%, 05/01/2060	480	463
5.805%, 05/01/2050	3,237	3,149
5.705%, 05/01/2040	2,180	2,120
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	880	964
6.150%, 05/01/2037	425	463
5.750%, 05/01/2040	100	104
4.900%, 04/01/2044	130	122
4.450%, 01/15/2053	206	184
4.400%, 03/15/2042	1,610	1,418
3.300%, 09/15/2051	390	280
3.050%, 02/15/2051	100	68
2.875%, 06/15/2052	135	89
Canadian National Railway
6.200%, 06/01/2036	156	170
3.650%, 02/03/2048	425	333
Canadian Pacific Railway
6.125%, 09/15/2115	1,050	1,089
4.200%, 11/15/2069	453	352
3.100%, 12/02/2051	400	272
3.000%, 12/02/2041	85	70
Carrier Global
3.577%, 04/05/2050	245	176
3.377%, 04/05/2040	260	195
CSX
4.750%, 05/30/2042	825	746
4.750%, 11/15/2048	202	180
Deere
3.750%, 04/15/2050	431	368
Emerson Electric
2.800%, 12/21/2051	643	417
FedEx
5.100%, 01/15/2044	125	114
4.550%, 04/01/2046	768	644
4.400%, 01/15/2047	155	127
4.050%, 02/15/2048	285	222
3.900%, 02/01/2035	410	357
General Dynamics
4.250%, 04/01/2040	235	209
General Electric MTN
6.106%, TSFR3M + 0.742%, 08/15/2036 (C)	450	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lockheed Martin
5.700%, 11/15/2054	$510	$547
5.200%, 02/15/2055	140	139
4.700%, 05/15/2046	581	543
3.600%, 03/01/2035	980	863
Norfolk Southern
5.100%, 08/01/2118	710	596
4.800%, 08/15/2043	493	422
4.050%, 08/15/2052	504	400
3.942%, 11/01/2047	201	159
3.700%, 03/15/2053	265	197
Northrop Grumman
5.150%, 05/01/2040	185	178
4.950%, 03/15/2053	95	89
4.750%, 06/01/2043	640	581
4.030%, 10/15/2047	270	222
3.850%, 04/15/2045	570	452
Parker-Hannifin MTN
4.450%, 11/21/2044	380	327
RTX
5.375%, 02/27/2053	445	434
4.500%, 06/01/2042	800	698
4.350%, 04/15/2047	740	622
3.030%, 03/15/2052	820	539
2.820%, 09/01/2051	235	147
Snap-on
3.100%, 05/01/2050	391	277
Trane Technologies Global Holding
4.300%, 02/21/2048	140	115
TTX
4.600%, 02/01/2049 (A)	538	469
Union Pacific
3.839%, 03/20/2060	540	414
3.799%, 04/06/2071	652	479
3.500%, 02/14/2053	305	227
3.375%, 02/14/2042	80	62
3.250%, 02/05/2050	850	614
2.973%, 09/16/2062	308	189
Union Pacific MTN
3.550%, 08/15/2039	115	93
United Airlines Pass-Through Trust
5.800%, 01/15/2036	405	404
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	200	186
United Parcel Service
5.050%, 03/03/2053	590	576
Verisk Analytics
3.625%, 05/15/2050	580	412
Waste Management
3.900%, 03/01/2035	340	299
2.950%, 06/01/2041	260	187

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WW Grainger
4.600%, 06/15/2045	$320	$293

		32,257

Information Technology — 3.9%
Activision Blizzard
4.500%, 06/15/2047	235	217
Analog Devices
2.950%, 10/01/2051	305	205
2.800%, 10/01/2041	325	231
Apple
4.650%, 02/23/2046	909	871
4.500%, 02/23/2036	410	410
4.375%, 05/13/2045	1,455	1,340
3.850%, 05/04/2043	135	117
3.750%, 09/12/2047	150	125
3.450%, 02/09/2045	625	507
2.950%, 09/11/2049	150	107
2.800%, 02/08/2061	575	371
2.650%, 02/08/2051	90	60
2.375%, 02/08/2041	340	243
Applied Materials
4.350%, 04/01/2047	150	135
Broadcom
3.750%, 02/15/2051 (A)	620	444
3.500%, 02/15/2041 (A)	460	337
3.137%, 11/15/2035 (A)	740	565
2.600%, 02/15/2033 (A)	450	348
Cisco Systems
5.900%, 02/15/2039	331	359
Corning
5.850%, 11/15/2068	159	152
5.450%, 11/15/2079	445	399
Crane NXT
4.200%, 03/15/2048	450	305
Intel
5.900%, 02/10/2063	345	347
5.700%, 02/10/2053	730	723
5.625%, 02/10/2043	70	70
5.050%, 08/05/2062	320	284
4.900%, 08/05/2052	620	559
4.750%, 03/25/2050	115	101
3.734%, 12/08/2047	1,350	1,024
3.250%, 11/15/2049	575	392
KLA
5.000%, 03/15/2049	317	299
4.950%, 07/15/2052	235	222
Lam Research
2.875%, 06/15/2050	112	75
Mastercard
3.850%, 03/26/2050	170	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Micron Technology
3.366%, 11/01/2041	$165	$114
Microsoft
2.921%, 03/17/2052	2,398	1,701
2.675%, 06/01/2060	380	244
2.525%, 06/01/2050	130	86
NVIDIA
3.500%, 04/01/2040	220	183
3.500%, 04/01/2050	170	134
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	500	356
Oracle
6.900%, 11/09/2052	695	757
5.550%, 02/06/2053	230	214
4.375%, 05/15/2055	820	630
4.300%, 07/08/2034	565	507
4.125%, 05/15/2045	1,330	1,028
4.000%, 07/15/2046	1,085	816
4.000%, 11/15/2047	1,169	872
3.950%, 03/25/2051	668	488
3.800%, 11/15/2037	1,420	1,145
3.650%, 03/25/2041	950	717
3.600%, 04/01/2050	260	180
QUALCOMM
4.500%, 05/20/2052	275	240
Salesforce
3.050%, 07/15/2061	215	139
2.900%, 07/15/2051	550	368
2.700%, 07/15/2041	75	54
Texas Instruments
5.050%, 05/18/2063	627	601
5.000%, 03/14/2053	285	277

		23,936

Materials — 0.9%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	381	306
BHP Billiton Finance USA
5.000%, 09/30/2043	360	348
Dow Chemical
6.900%, 05/15/2053	165	184
4.375%, 11/15/2042	195	161
3.600%, 11/15/2050	220	157
DuPont de Nemours
5.319%, 11/15/2038	1,100	1,078
FMC
4.500%, 10/01/2049	280	209
Freeport-McMoRan
5.450%, 03/15/2043	443	398
Glencore Finance Canada
6.000%, 11/15/2041 (A)	476	458

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Flavors & Fragrances
5.000%, 09/26/2048	$610	$484
3.468%, 12/01/2050 (A)	1,160	721
3.268%, 11/15/2040 (A)	730	486
Nutrien
5.800%, 03/27/2053	250	244

		5,234

Real Estate — 1.5%
Agree
2.600%, 06/15/2033	155	118
Alexandria Real Estate Equities
5.150%, 04/15/2053	345	307
4.850%, 04/15/2049	310	253
3.550%, 03/15/2052	770	526
American Homes 4 Rent
4.300%, 04/15/2052	430	332
3.375%, 07/15/2051	175	112
American Tower
3.100%, 06/15/2050	190	119
2.950%, 01/15/2051	261	158
Boston Properties
2.450%, 10/01/2033	130	92
Crown Castle
5.200%, 02/15/2049	90	80
3.250%, 01/15/2051	250	162
2.900%, 04/01/2041	319	215
Equinix
2.950%, 09/15/2051	505	314
Extra Space Storage
2.350%, 03/15/2032	135	105
GLP Capital LP / GLP Financing II
3.250%, 01/15/2032	445	359
Invitation Homes Operating Partnership
2.700%, 01/15/2034	190	144
Kilroy Realty
2.650%, 11/15/2033	215	149
Kimco Realty
4.250%, 04/01/2045	110	85
NNN REIT
4.800%, 10/15/2048	335	275
3.000%, 04/15/2052	395	239
Prologis
5.250%, 06/15/2053	235	224
Public Storage Operating
5.350%, 08/01/2053	410	401
Regency Centers LP
4.650%, 03/15/2049	375	304
4.400%, 02/01/2047	175	136
Simon Property Group LP
6.750%, 02/01/2040	634	681
5.850%, 03/08/2053	742	727

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 11/30/2046	$50	$39
3.250%, 09/13/2049	135	88
Spirit Realty
3.200%, 02/15/2031	635	524
Sun Communities Operating
5.700%, 01/15/2033	135	131
4.200%, 04/15/2032	475	418
2.700%, 07/15/2031	55	44
Ventas Realty
5.700%, 09/30/2043	295	269
VICI Properties
5.750%, 02/01/2027 (A)	35	34
5.625%, 05/15/2052	1,065	937
Welltower
4.950%, 09/01/2048	229	199
Weyerhaeuser
4.000%, 03/09/2052	200	155

		9,455

Utilities — 9.8%
AEP Transmission LLC
3.800%, 06/15/2049	270	207
3.650%, 04/01/2050	600	453
AES
2.450%, 01/15/2031	135	107
Alabama Power
4.300%, 07/15/2048	475	391
4.150%, 08/15/2044	395	320
3.700%, 12/01/2047	861	646
American Water Capital
4.150%, 06/01/2049	100	83
3.450%, 05/01/2050	730	529
Appalachian Power
4.450%, 06/01/2045	650	528
Arizona Public Service
3.350%, 05/15/2050	845	563
Baltimore Gas and Electric
5.200%, 06/15/2033	793	773
2.900%, 06/15/2050	300	192
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,961	3,099
Black Hills
4.200%, 09/15/2046	500	381
Boston Gas
6.119%, 07/20/2053 (A)	245	243
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	355	261
CenterPoint Energy Houston Electric LLC
5.300%, 04/01/2053	330	328
3.600%, 03/01/2052	135	100
Cleco Power
6.000%, 12/01/2040	310	294

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CMS Energy
4.875%, 03/01/2044	$677	$602
Commonwealth Edison
4.350%, 11/15/2045	1,265	1,065
3.850%, 03/15/2052	140	106
3.700%, 03/01/2045	600	463
3.200%, 11/15/2049	300	205
Connecticut Light and Power
4.000%, 04/01/2048	315	256
Consolidated Edison of New York
6.750%, 04/01/2038	275	302
6.300%, 08/15/2037	865	909
6.150%, 11/15/2052	170	182
3.850%, 06/15/2046	500	381
3.700%, 11/15/2059	600	423
Constellation Energy Generation LLC
6.250%, 10/01/2039	708	717
5.750%, 10/01/2041	329	313
5.600%, 06/15/2042	510	481
Consumers Energy
3.100%, 08/15/2050	250	172
Dominion Energy
5.250%, 08/01/2033	680	656
4.900%, 08/01/2041	1,125	987
4.850%, 08/15/2052	95	81
3.300%, 04/15/2041	395	284
DTE Electric
5.400%, 04/01/2053	45	45
4.050%, 05/15/2048	340	275
Duke Energy
5.000%, 08/15/2052	598	524
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,120	1,157
6.000%, 01/15/2038	614	638
5.400%, 01/15/2054	780	765
5.350%, 01/15/2053	127	123
5.300%, 02/15/2040	700	682
4.250%, 12/15/2041	850	719
3.550%, 03/15/2052	120	87
Duke Energy Florida LLC
6.400%, 06/15/2038	210	226
6.350%, 09/15/2037	300	319
Duke Energy Indiana LLC
6.350%, 08/15/2038	165	176
4.900%, 07/15/2043	455	411
Duke Energy Progress LLC
4.375%, 03/30/2044	1,560	1,320
Electricite de France
6.900%, 05/23/2053 (A)	375	391
6.000%, 01/22/2114 (A)	143	126
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	1,981

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entergy
3.750%, 06/15/2050	$114	$80
Entergy Louisiana LLC
4.750%, 09/15/2052	100	87
4.200%, 04/01/2050	500	400
Entergy Texas
5.000%, 09/15/2052	135	120
3.550%, 09/30/2049	295	209
Essential Utilities
5.300%, 05/01/2052	370	335
4.276%, 05/01/2049	195	152
Exelon
4.950%, 06/15/2035	985	919
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	175	158
4.550%, 04/01/2049 (A)	100	81
Florida Power & Light
5.960%, 04/01/2039	720	757
5.690%, 03/01/2040	656	672
5.400%, 09/01/2035	2,315	2,305
Indiana Michigan Power
5.625%, 04/01/2053	220	222
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	721	715
Interstate Power and Light
3.100%, 11/30/2051	430	272
Jersey Central Power & Light
6.400%, 05/15/2036	1,225	1,242
KeySpan Gas East
5.819%, 04/01/2041 (A)	710	673
MidAmerican Energy
4.800%, 09/15/2043	325	293
MidAmerican Energy MTN
5.800%, 10/15/2036	275	281
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	992
New England Power
5.936%, 11/25/2052 (A)	260	262
NextEra Energy Capital Holdings
5.250%, 02/28/2053	250	231
Niagara Mohawk Power
5.783%, 09/16/2052 (A)	265	260
3.025%, 06/27/2050 (A)	300	191
Northern States Power
5.350%, 11/01/2039	935	915
5.100%, 05/15/2053	630	596
3.600%, 09/15/2047	200	151
3.400%, 08/15/2042	320	243
3.200%, 04/01/2052	100	68
NSTAR Electric
4.550%, 06/01/2052	303	263
4.400%, 03/01/2044	405	347

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oglethorpe Power
5.250%, 09/01/2050	$641	$569
5.050%, 10/01/2048	610	526
4.500%, 04/01/2047	265	210
Oklahoma Gas and Electric
5.600%, 04/01/2053	245	244
Oncor Electric Delivery LLC
5.350%, 10/01/2052	400	392
5.300%, 06/01/2042	235	232
5.250%, 09/30/2040	425	417
4.950%, 09/15/2052 (A)	270	250
2.700%, 11/15/2051	250	153
Pacific Gas and Electric
6.750%, 01/15/2053	628	610
6.700%, 04/01/2053	165	160
5.250%, 03/01/2052	450	357
4.950%, 07/01/2050	145	112
4.500%, 07/01/2040	425	327
4.200%, 06/01/2041	190	138
3.500%, 08/01/2050	100	63
3.300%, 08/01/2040	135	91
PacifiCorp
6.000%, 01/15/2039	597	593
5.500%, 05/15/2054	266	236
PECO Energy
4.375%, 08/15/2052	155	132
3.900%, 03/01/2048	600	477
Piedmont Natural Gas
4.650%, 08/01/2043	330	284
PPL Electric Utilities
4.150%, 06/15/2048	320	263
4.125%, 06/15/2044	830	684
Public Service Electric and Gas MTN
4.050%, 05/01/2048	245	201
3.650%, 09/01/2042	540	426
Public Service of Colorado
6.250%, 09/01/2037	450	468
4.500%, 06/01/2052	100	83
4.100%, 06/15/2048	280	219
4.050%, 09/15/2049	93	72
Puget Sound Energy
4.223%, 06/15/2048	680	552
2.893%, 09/15/2051	190	119
San Diego Gas & Electric
3.320%, 04/15/2050	70	48
Sempra
6.000%, 10/15/2039	865	865
3.800%, 02/01/2038	240	195
Southern California Edison
6.050%, 03/15/2039	370	373
3.900%, 03/15/2043	245	188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Gas
6.350%, 11/15/2052	$270	$290
5.750%, 06/01/2053	340	336
3.750%, 09/15/2042	410	307
Southern Gas Capital
5.875%, 03/15/2041	1,008	995
4.400%, 06/01/2043	545	437
Southwestern Electric Power
6.200%, 03/15/2040	990	1,004
Southwestern Public Service
4.400%, 11/15/2048	385	313
Tampa Electric
4.300%, 06/15/2048	670	541
Tucson Electric Power
3.250%, 05/01/2051	760	496
Virginia Electric and Power
5.450%, 04/01/2053	330	320
4.600%, 12/01/2048	400	343
4.450%, 02/15/2044	750	634
Wisconsin Public Service
3.300%, 09/01/2049	175	121
2.850%, 12/01/2051	500	316
Xcel Energy
4.800%, 09/15/2041	50	43

		60,365

Total Corporate Obligations
(Cost $441,631) ($ Thousands)		381,359

U.S. TREASURY OBLIGATIONS — 31.5%
U.S. Treasury Bills
5.273%, 11/02/2023 (D)	4,275	4,236
5.088%, 10/26/2023 (D)	100	99
U.S. Treasury Bonds
4.375%, 08/15/2043	19,220	19,169
4.125%, 08/15/2053	21,585	21,295
4.124%, 05/15/2050 (D)	8,535	2,803
4.000%, 11/15/2052	670	646
3.875%, 05/15/2043	14,355	13,352
3.750%, 08/15/2041	1,170	1,084
3.750%, 11/15/2043	1,315	1,196
3.625%, 08/15/2043	1,557	1,392
3.625%, 02/15/2044	2,146	1,914
3.625%, 02/15/2053	4,115	3,707
3.625%, 05/15/2053	14,030	12,653
3.545%, 11/15/2047 (D)	3,950	1,389
3.436%, 08/15/2043 (D)	9,912	4,120
3.375%, 08/15/2042	10,689	9,276
3.125%, 11/15/2041	1,845	1,557
3.125%, 02/15/2043	2,205	1,832
3.125%, 08/15/2044	3,055	2,514

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.000%, 05/15/2042	$1,065	$874
3.000%, 11/15/2044	8,795	7,075
3.000%, 05/15/2047	2,560	2,035
3.000%, 08/15/2052	13,402	10,680
2.875%, 11/15/2046	2,780	2,162
2.875%, 05/15/2052	12,760	9,905
2.750%, 08/15/2042	1,195	940
2.750%, 11/15/2047	845	640
2.375%, 11/15/2049	980	685
2.375%, 05/15/2051	3,465	2,408
2.250%, 08/15/2046	1,490	1,026
2.250%, 02/15/2052	12,360	8,338
2.242%, 08/15/2045 (D)	5,400	2,059
2.000%, 11/15/2041	26,390	18,466
2.000%, 08/15/2051	4,936	3,134
1.875%, 11/15/2051	4,805	2,952
1.750%, 08/15/2041	10,450	7,022
1.375%, 11/15/2040	630	402
1.375%, 08/15/2050	5,615	3,035
1.125%, 08/15/2040	1,160	712
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	723	577
0.125%, 02/15/2052	597	361
U.S. Treasury Notes
3.875%, 08/15/2033	3,425	3,364
3.375%, 05/15/2033	1,086	1,023

Total U.S. Treasury Obligations
(Cost $214,281) ($ Thousands)		194,109

MUNICIPAL BONDS — 2.9%
California — 1.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	688
California State, Build America Project, GO
7.500%, 04/01/2034	1,385	1,663
7.350%, 11/01/2039	1,075	1,279
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	125	93
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	718
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	250	272
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,251	1,394

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	$790	$532
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	306
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,298
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	696
University of California, Ser AD, RB
4.858%, 05/15/2112	635	558
University of California, Ser AP, RB
3.931%, 05/15/2045	475	428

		9,925

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	597	666

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	1,005	1,063

Massachusetts — 0.1%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	193

Michigan — 0.0%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	165	125

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	668

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	74

New York — 0.4%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	350	311

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.572%, 11/01/2038	$840	$872
5.508%, 08/01/2037	250	256
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,100	1,120

		2,559

Texas — 0.4%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	527
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	589
North Texas, Tollway Authority, RB
3.029%, 01/01/2040	735	569
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	286
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	575	582

		2,553

Total Municipal Bonds
(Cost $19,353) ($ Thousands)		17,826

MORTGAGE-BACKED SECURITIES — 0.9%
Agency Mortgage-Backed Obligations — 0.9%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	43	42
FHLMC REMIC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	12	13
FHLMC REMIC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	2,995	2,828
FNMA REMIC CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	720	729
FNMA REMIC CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	491	482
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.298%, 07/25/2037(C)	10	1
GNMA ARM
3.875%, H15T1Y + 1.500%, 06/20/2032(C)	19	18
GNMA CMO, Ser 2009-8, Cl PS, IO
0.873%, 08/16/2038(C)	8	–
GNMA CMO, Ser 2010-4, Cl NS, IO
0.963%, 01/16/2040(C)	37	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	$1,486	$1,161

		5,277
Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
5.849%, TSFR1M + 0.534%, 03/19/2045(C)	20	19
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
6.209%, TSFR1M + 0.894%, 12/25/2034(C)	42	33
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.289%, TSFR1M + 0.974%, 09/25/2034(C)	8	7
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	6	5
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.544%, 12/25/2034(C)	13	11
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
6.089%, TSFR1M + 0.774%, 01/25/2045(C)	23	23

		98
Total Mortgage-Backed Securities
(Cost $4,268) ($ Thousands)		5,375

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Tennessee Valley Authority
5.250%, 09/15/2039	2,615	2,688
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	1,814

Total U.S. Government Agency Obligations
(Cost $4,970) ($ Thousands)		4,502

SOVEREIGN DEBT — 0.7%

Chile Government International Bond
4.340%, 03/07/2042	235	201
Indonesia Government International Bond
5.450%, 09/20/2052	95	93
4.650%, 09/20/2032	165	160
4.350%, 01/11/2048	40	34
3.700%, 10/30/2049	35	27

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Israel Government International Bond
3.375%, 01/15/2050	$755	$533
Mexico Government International Bond
6.350%, 02/09/2035	125	130
6.338%, 05/04/2053	670	669
5.750%, 10/12/2110	239	209
5.000%, 04/27/2051	1,085	918
4.280%, 08/14/2041	229	185
Minera Mexico
4.500%, 01/26/2050(A)	250	191
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	115	85
Philippine Government International Bond
5.950%, 10/13/2047	90	95
5.609%, 04/13/2033	100	104
Republic of Poland Government International Bond
5.500%, 04/04/2053	325	316
Uruguay Government International Bond
5.100%, 06/18/2050	240	230

Total Sovereign Debt
(Cost $4,741) ($ Thousands)		4,180

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	3,894,902	3,895

Total Cash Equivalent
(Cost $3,895) ($ Thousands)		3,895

Total Investments in Securities — 99.2%
(Cost $693,139) ($ Thousands)		$611,246

A list of open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	114	Dec-2023	$23,189	$23,234	$45
U.S. 5-Year Treasury Note	304	Dec-2023	32,379	32,504	125
U.S. Ultra Long Treasury Bond	296	Dec-2023	37,396	38,323	927
			92,964	94,061	1,097
Short Contracts
U.S. 5-Year Treasury Note	(13)	Dec-2023	$(1,382)	$(1,390)	$(8)
U.S. Long Treasury Bond	(102)	Dec-2023	(12,267)	(12,412)	(145)
Ultra 10-Year U.S. Treasury Note	(207)	Dec-2023	(23,765)	(24,035)	(270)
			(37,414)	(37,837)	(423)
			$55,550	$56,224	$674

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2023, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
FIXED 3.52%	SOFR	Annually	12/20/2053	USD	1,836	$(10)	$–	$(10)

Percentages are based on Net Assets of $616,101 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $32,160 ($ Thousands), representing 5.2% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,761	$91,296	$(92,162)	$—	$—	$3,895	$78	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 85.5%
Communication Services — 6.2%
Activision Blizzard
2.500%, 09/15/2050	$4,255	$2,706
Alphabet
2.250%, 08/15/2060	1,700	994
2.050%, 08/15/2050	2,229	1,334
1.900%, 08/15/2040	995	668
America Movil
6.125%, 03/30/2040	2,720	2,839
AT&T
4.300%, 12/15/2042	500	405
3.500%, 09/15/2053	6,337	4,171
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	580	537
6.484%, 10/23/2045	2,070	1,904
5.250%, 04/01/2053	400	317
4.800%, 03/01/2050	1,480	1,097
Comcast
6.500%, 11/15/2035	420	464
5.650%, 06/15/2035	3,580	3,711
5.500%, 05/15/2064	1,090	1,065
5.350%, 05/15/2053	1,095	1,072
4.600%, 08/15/2045	1,150	1,007
4.250%, 01/15/2033	3,990	3,747
4.200%, 08/15/2034	3,355	3,065
4.049%, 11/01/2052	5,068	4,054
4.000%, 03/01/2048	3,805	3,062
3.969%, 11/01/2047	4,250	3,407
3.900%, 03/01/2038	4,960	4,232
3.400%, 07/15/2046	6,725	4,919
3.250%, 11/01/2039	260	200
2.987%, 11/01/2063	31,309	18,928
2.937%, 11/01/2056	34,525	21,484
2.887%, 11/01/2051	13,868	8,893
2.800%, 01/15/2051	2,015	1,278
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,470
Meta Platforms
5.750%, 05/15/2063	2,450	2,474
5.600%, 05/15/2053	5,310	5,332
4.650%, 08/15/2062	1,630	1,387
4.450%, 08/15/2052	8,359	7,094
NBCUniversal Media LLC
4.450%, 01/15/2043	1,172	1,023
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,024
Paramount Global
5.900%, 10/15/2040	40	33
5.850%, 09/01/2043	870	720
4.850%, 12/15/2034	300	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 03/15/2043	$3,114	$2,150
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,104
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	1,815	1,799
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	885	607
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,709	1,904
Time Warner Cable LLC
7.300%, 07/01/2038	1,056	1,070
5.500%, 09/01/2041	650	534
4.500%, 09/15/2042	500	365
T-Mobile USA
4.500%, 04/15/2050	340	281
3.400%, 10/15/2052	295	200
3.300%, 02/15/2051	500	336
3.000%, 02/15/2041	560	395
TWDC Enterprises 18
4.125%, 12/01/2041	1,510	1,280
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,563
Verizon Communications
5.250%, 03/16/2037	640	623
3.875%, 03/01/2052	2,584	1,937
3.700%, 03/22/2061	2,100	1,431
3.550%, 03/22/2051	510	358
3.400%, 03/22/2041	1,755	1,303
2.650%, 11/20/2040	1,450	968
Vodafone Group PLC
5.625%, 02/10/2053	150	141
4.875%, 06/19/2049	68	58
4.250%, 09/17/2050	532	410
Walt Disney
6.650%, 11/15/2037	990	1,116
6.400%, 12/15/2035	2,043	2,236
4.625%, 03/23/2040	800	743
3.600%, 01/13/2051	13,906	10,464
3.500%, 05/13/2040	6,575	5,272
2.750%, 09/01/2049	22,646	14,567
Warnermedia Holdings
5.391%, 03/15/2062	5,689	4,515
5.141%, 03/15/2052	2,535	2,021

		186,117

Consumer Discretionary — 4.2%
7-Eleven
2.500%, 02/10/2041 (A)	870	563
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	928

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amazon.com
4.050%, 08/22/2047	$7,391	$6,378
3.950%, 04/13/2052	6,276	5,235
3.875%, 08/22/2037	3,135	2,821
3.250%, 05/12/2061	12,556	8,718
3.100%, 05/12/2051	6,379	4,556
2.875%, 05/12/2041	955	717
2.700%, 06/03/2060	6,130	3,785
2.500%, 06/03/2050	10,573	6,737
Aptiv
4.150%, 05/01/2052	1,250	929
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,030	978
2.550%, 04/01/2031 (A)	1,615	1,353
Boston University
4.061%, 10/01/2048	1,800	1,531
California Institute of Technology
4.321%, 08/01/2045	650	570
Emory University
2.969%, 09/01/2050	1,660	1,142
Georgetown University
5.215%, 10/01/2118	1,921	1,697
4.315%, 04/01/2049	1,725	1,485
2.943%, 04/01/2050	540	356
Home Depot
5.950%, 04/01/2041	2,700	2,888
4.950%, 09/15/2052	4,745	4,523
4.500%, 12/06/2048	3,760	3,360
4.400%, 03/15/2045	5,570	4,873
4.250%, 04/01/2046	6,772	5,806
4.200%, 04/01/2043	1,830	1,596
3.900%, 06/15/2047	12,323	10,029
3.625%, 04/15/2052	525	400
3.350%, 04/15/2050	3,235	2,368
3.300%, 04/15/2040	1,435	1,131
3.125%, 12/15/2049	1,360	953
2.750%, 09/15/2051	2,530	1,631
2.375%, 03/15/2051	6,004	3,575
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,706
Lowe's
5.750%, 07/01/2053	68	67
4.250%, 04/01/2052	550	435
3.700%, 04/15/2046	2,116	1,587
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,765	2,967
3.067%, 04/01/2052	2,540	1,819
2.294%, 07/01/2051	21	13
McDonald's MTN
3.625%, 09/01/2049	400	302
NIKE
3.625%, 05/01/2043	1,270	1,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 03/27/2040	$3,350	$2,698
Northwestern University
3.688%, 12/01/2038	2,070	1,804
Pomona College
2.888%, 01/01/2051	1,240	830
President & Fellows of Harvard College
3.745%, 11/15/2052	4,237	3,475
3.619%, 10/01/2037	400	342
2.517%, 10/15/2050	1,385	896
Princeton University
5.700%, 03/01/2039	1,149	1,236
Starbucks
3.350%, 03/12/2050	905	635
Toyota Motor Credit MTN
4.700%, 01/12/2033	1,480	1,451
Trustees of Boston College
3.042%, 07/01/2057	1,230	757
Trustees of Tufts College
3.099%, 08/15/2051	2,667	1,756
University of Chicago
4.411%, 10/01/2044	715	621
2.761%, 04/01/2045	2,520	1,895
University of Southern California
3.841%, 10/01/2047	1,295	1,067
3.028%, 10/01/2039	2,300	1,835
2.805%, 10/01/2050	925	614

		125,477

Consumer Staples — 5.2%
Altria Group
10.200%, 02/06/2039	2,501	3,361
9.950%, 11/10/2038	1,555	2,003
4.500%, 05/02/2043	100	78
4.250%, 08/09/2042	575	436
3.875%, 09/16/2046	640	441
3.400%, 02/04/2041	433	295
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	20,701	19,257
4.700%, 02/01/2036	18,740	17,936
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,445	1,847
8.000%, 11/15/2039	2,786	3,448
5.550%, 01/23/2049	6,195	6,346
4.600%, 04/15/2048	4,844	4,362
BAT Capital
7.079%, 08/02/2043	810	805
4.758%, 09/06/2049	1,046	775
4.540%, 08/15/2047	300	218
4.390%, 08/15/2037	1,865	1,477
3.734%, 09/25/2040	110	77

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cargill
4.375%, 04/22/2052 (A)	$2,495	$2,149
Church & Dwight
5.000%, 06/15/2052	227	213
Coca-Cola
2.500%, 06/01/2040	85	61
2.500%, 03/15/2051	2,645	1,712
Constellation Brands
3.750%, 05/01/2050	430	327
Dollar General
5.500%, 11/01/2052	890	806
Dollar Tree
3.375%, 12/01/2051	1,105	712
Estee Lauder
3.125%, 12/01/2049	2,555	1,769
Ford Foundation
2.815%, 06/01/2070	895	534
Haleon US Capital LLC
4.000%, 03/24/2052	670	539
Hormel Foods
3.050%, 06/03/2051	1,305	898
JBS USA LUX
6.500%, 12/01/2052	6,695	6,416
5.750%, 04/01/2033	7,420	7,062
4.375%, 02/02/2052	1,450	1,028
Kenvue
5.200%, 03/22/2063 (A)	815	798
5.100%, 03/22/2043 (A)	2,980	2,923
5.050%, 03/22/2053 (A)	4,805	4,705
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,332
3.900%, 05/04/2047	2,275	1,876
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,273
5.000%, 06/04/2042	300	274
Mars
4.750%, 04/20/2033 (A)	4,615	4,531
3.950%, 04/01/2049 (A)	1,780	1,437
Nestle Holdings
3.900%, 09/24/2038 (A)	2,025	1,792
PepsiCo
4.650%, 02/15/2053	2,549	2,441
4.200%, 07/18/2052	925	821
3.450%, 10/06/2046	6,055	4,802
Philip Morris International
4.875%, 11/15/2043	2,830	2,488
4.500%, 03/20/2042	6,605	5,606
4.125%, 03/04/2043	1,766	1,403
3.875%, 08/21/2042	1,010	789
Reynolds American
8.125%, 05/01/2040	2,390	2,614
5.850%, 08/15/2045	895	778

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sutter Health
5.547%, 08/15/2053	$1,478	$1,499
Target
4.800%, 01/15/2053	4,125	3,801
2.950%, 01/15/2052	3,535	2,362
Walmart
4.500%, 09/09/2052	3,634	3,379
4.500%, 04/15/2053	6,404	5,959
2.650%, 09/22/2051	6,320	4,256
2.500%, 09/22/2041	3,726	2,659

		153,986

Energy — 5.0%
Aker BP
3.100%, 07/15/2031 (A)	240	198
BG Energy Capital
5.125%, 10/15/2041 (A)	2,255	2,057
BP Capital Markets America
4.893%, 09/11/2033	4,890	4,757
4.812%, 02/13/2033	765	741
3.379%, 02/08/2061	12,635	8,507
3.060%, 06/17/2041	3,245	2,380
3.001%, 03/17/2052	1,020	669
3.000%, 02/24/2050	3,202	2,133
2.939%, 06/04/2051	7,330	4,786
2.772%, 11/10/2050	3,997	2,521
Cenovus Energy
6.750%, 11/15/2039	850	881
Chevron USA
2.343%, 08/12/2050	1,685	1,023
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	785	802
ConocoPhillips
5.700%, 09/15/2063	1,445	1,455
5.550%, 03/15/2054	1,690	1,694
4.300%, 11/15/2044	3,720	3,193
4.025%, 03/15/2062	13,139	10,052
3.800%, 03/15/2052	2,045	1,575
Devon Energy
7.875%, 09/30/2031	815	918
Diamondback Energy
4.400%, 03/24/2051	500	388
4.250%, 03/15/2052	2,365	1,776
Energy Transfer
6.250%, 04/15/2049	755	723
6.050%, 06/01/2041	2,225	2,101
5.400%, 10/01/2047	2,202	1,896
5.300%, 04/15/2047	180	152
5.150%, 03/15/2045	651	549
5.000%, 05/15/2050	250	206
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,060

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
6.125%, 10/15/2039	$1,335	$1,386
5.950%, 02/01/2041	602	616
EOG Resources
4.950%, 04/15/2050	1,600	1,513
Equinor
5.100%, 08/17/2040	1,415	1,376
4.800%, 11/08/2043	899	829
3.700%, 04/06/2050	3,260	2,517
3.625%, 04/06/2040	2,635	2,126
3.250%, 11/18/2049	1,029	728
Exxon Mobil
4.327%, 03/19/2050	4,648	4,028
4.227%, 03/19/2040	3,695	3,302
4.114%, 03/01/2046	995	846
3.567%, 03/06/2045	4,100	3,199
3.452%, 04/15/2051	13,167	9,797
3.095%, 08/16/2049	785	552
Hess
6.000%, 01/15/2040	3,100	3,043
5.600%, 02/15/2041	2,555	2,402
Marathon Petroleum
5.000%, 09/15/2054	530	433
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,201
Occidental Petroleum
4.300%, 08/15/2039	462	353
Shell International Finance BV
6.375%, 12/15/2038	4,496	4,950
4.550%, 08/12/2043	1,845	1,667
4.375%, 05/11/2045	10,720	9,301
4.000%, 05/10/2046	4,443	3,653
3.750%, 09/12/2046	6,399	5,033
3.625%, 08/21/2042	2,195	1,764
3.000%, 11/26/2051	3,147	2,107
Suncor Energy
5.950%, 12/01/2034	3,080	3,048
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,291
TotalEnergies Capital International
3.386%, 06/29/2060	480	331
3.127%, 05/29/2050	10,200	7,050
2.986%, 06/29/2041	1,340	981
TransCanada PipeLines
7.250%, 08/15/2038	1,765	1,965
4.625%, 03/01/2034	1,965	1,778
Williams
5.400%, 03/04/2044	1,000	902
5.300%, 08/15/2052	450	405

		147,666

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 20.9%
AIA Group MTN
4.875%, 03/11/2044 (A)	$3,372	$3,114
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,205	2,346
Alleghany
4.900%, 09/15/2044	1,350	1,239
Allstate
4.500%, 06/15/2043	528	444
American Express
4.989%, U.S. SOFR + 2.255%, 05/26/2033 (B)	1,410	1,337
American International Group
4.800%, 07/10/2045	200	177
4.375%, 06/30/2050	125	103
Aon
3.900%, 02/28/2052	1,885	1,446
Apollo Management Holdings
4.872%, 02/15/2029 (A)	1,630	1,569
Arthur J Gallagher
5.750%, 03/02/2053	630	617
3.500%, 05/20/2051	1,275	881
Athene Holding
6.650%, 02/01/2033	1,275	1,308
3.450%, 05/15/2052	810	516
Bank of America
7.750%, 05/14/2038	5,420	6,342
6.000%, 10/15/2036	3,775	3,964
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (B)	2,890	2,679
3.483%, U.S. SOFR + 1.650%, 03/13/2052 (B)	724	528
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	13,804	10,319
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (B)	9,930	8,117
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	3,755	3,010
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	1,075	848
Bank of America MTN
5.875%, 02/07/2042	5,409	5,601
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	14,117	11,345
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	4,730	3,976
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	965	793
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	35,070	24,149
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	1,820	1,865

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
4.400%, 05/15/2042	$1,180	$1,092
4.300%, 05/15/2043	1,505	1,349
4.200%, 08/15/2048	1,575	1,371
3.850%, 03/15/2052	10,785	8,592
2.850%, 10/15/2050	5,101	3,430
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,254
5.000%, 06/15/2044 (A)	2,050	1,746
2.000%, 01/30/2032 (A)	1,015	760
Brown & Brown
4.950%, 03/17/2052	1,100	928
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	3,325
Charles Schwab
5.853%, U.S. SOFR + 2.500%, 05/19/2034 (B)	965	966
Chubb INA Holdings
6.700%, 05/15/2036	4,870	5,452
4.350%, 11/03/2045	2,950	2,578
3.050%, 12/15/2061	3,090	2,001
2.850%, 12/15/2051	795	528
Cincinnati Financial
6.125%, 11/01/2034	3,553	3,660
Citigroup
8.125%, 07/15/2039	4,230	5,267
6.174%, U.S. SOFR + 2.661%, 05/25/2034 (B)	1,135	1,131
6.125%, 08/25/2036	690	706
5.316%, U.S. SOFR + 4.548%, 03/26/2041 (B)	5,505	5,230
4.650%, 07/30/2045	1,539	1,325
4.650%, 07/23/2048	1,470	1,276
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	4,650	3,870
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	2,981
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (B)	4,750	4,130
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	5,340	3,668
Citigroup Capital III
7.625%, 12/01/2036	890	895
CME Group
4.150%, 06/15/2048	1,634	1,423
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	1,884
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	802
Farmers Exchange Capital II
6.151%, TSFR3M + 3.744%, 11/01/2053 (A)(B)	2,890	2,780

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fidelity National Information Services
5.625%, 07/15/2052	$1,150	$1,091
Fifth Third Bancorp
8.250%, 03/01/2038	1,470	1,660
Fiserv
4.400%, 07/01/2049	500	409
Global Payments
5.950%, 08/15/2052	1,255	1,197
Goldman Sachs Capital I
6.345%, 02/15/2034	5,030	5,049
Goldman Sachs Group
6.750%, 10/01/2037	443	470
6.450%, 05/01/2036	1,115	1,161
6.250%, 02/01/2041	5,154	5,445
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	13,280	11,504
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	7,130	5,929
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	1,470	1,082
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	3,361	2,423
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	2,310	1,921
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	2,700	1,864
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	1,605	1,269
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	2,605	2,029
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,038	5,381
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,450	2,046
HSBC Bank USA
7.000%, 01/15/2039	7,607	8,218
HSBC Holdings PLC
6.800%, 06/01/2038	3,469	3,481
6.500%, 09/15/2037	4,875	4,999
6.332%, U.S. SOFR + 2.650%, 03/09/2044 (B)	2,395	2,415
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (B)	785	627
Intercontinental Exchange
4.950%, 06/15/2052	2,918	2,711
3.000%, 06/15/2050	2,175	1,459
2.650%, 09/15/2040	125	87
Jackson Financial
4.000%, 11/23/2051	495	330
JPMorgan Chase
8.750%, 09/01/2030	1,005	1,197
6.400%, 05/15/2038	6,679	7,356

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.717%, U.S. SOFR + 2.580%, 09/14/2033 (B)	$5,212	$5,209
5.600%, 07/15/2041	6,115	6,199
5.500%, 10/15/2040	3,072	3,090
5.400%, 01/06/2042	3,959	3,956
5.350%, U.S. SOFR + 1.845%, 06/01/2034 (B)	4,990	4,931
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,295	1,043
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	9,310	7,390
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	6,800	5,349
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	18,385	15,501
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	11,168	7,847
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (B)	2,715	1,996
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	385	284
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	2,520	1,706
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	780	648
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	3,920	3,332
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	2,875	1,939
KeyBank MTN
5.000%, 01/26/2033	810	704
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	968
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,157	3,593
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	920	608
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	1,473	929
Lloyds Banking Group PLC
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)	1,265	1,171
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,105
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(B)	1,765	1,384
Marsh & McLennan
6.250%, 11/01/2052	3,065	3,355
5.450%, 03/15/2053	530	523
4.900%, 03/15/2049	3,112	2,854
4.200%, 03/01/2048	3,890	3,205
2.900%, 12/15/2051	1,175	761

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	$2,690	$2,192
3.729%, 10/15/2070 (A)	2,905	1,903
3.375%, 04/15/2050 (A)	425	294
Mastercard
3.950%, 02/26/2048	1,220	1,037
3.850%, 03/26/2050	7,416	6,160
MetLife
5.875%, 02/06/2041	1,675	1,720
5.700%, 06/15/2035	6,239	6,385
5.250%, 01/15/2054	3,950	3,744
5.000%, 07/15/2052	5,200	4,754
4.875%, 11/13/2043	3,080	2,810
4.721%, 12/15/2044	3,005	2,618
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	3,505	3,427
Moody's
4.875%, 12/17/2048	1,891	1,719
3.750%, 02/25/2052	215	164
3.250%, 05/20/2050	770	531
2.750%, 08/19/2041	250	173
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	1,580	1,536
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	185	172
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,295
4.375%, 01/22/2047	120	103
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	1,200	884
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (B)	4,520	3,409
Morgan Stanley MTN
6.375%, 07/24/2042	2,827	3,088
5.250%, U.S. SOFR + 1.870%, 04/21/2034 (B)	885	860
4.300%, 01/27/2045	9,800	8,326
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	11,445	9,554
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (B)	2,255	1,847
2.802%, U.S. SOFR + 1.430%, 01/25/2052 (B)	1,510	958
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	4,815	3,834
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	1,590	1,251
Mutual of Omaha Insurance
4.297%, TSFR3M + 2.640%, 07/15/2054 (A)(B)	555	544
Nasdaq
5.950%, 08/15/2053	885	881

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 03/07/2052	$925	$693
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,170	1,469
4.350%, 04/30/2050 (A)	1,430	1,090
NatWest Group PLC
6.016%, H15T1Y + 2.100%, 03/02/2034 (B)	475	473
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	2,433
5.875%, 05/15/2033 (A)	4,024	4,114
3.750%, 05/15/2050 (A)	2,454	1,830
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	450	339
3.625%, 09/30/2059 (A)	3,580	2,418
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	4,240	4,254
Pacific Life Insurance
4.300%, TSFR3M + 2.796%, 10/24/2067 (A)(B)	1,350	1,010
Pacific LifeCorp
3.350%, 09/15/2050 (A)	312	213
PayPal Holdings
3.250%, 06/01/2050	2,000	1,419
PNC Financial Services Group
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	1,535	1,559
Progressive
3.700%, 03/15/2052	4,945	3,774
Prudential Financial
3.905%, 12/07/2047	2,250	1,745
Prudential Financial MTN
5.700%, 12/14/2036	6,384	6,514
Raymond James Financial
3.750%, 04/01/2051	2,669	1,942
S&P Global
3.900%, 03/01/2062	550	431
3.700%, 03/01/2052	2,235	1,739
3.250%, 12/01/2049	2,331	1,671
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	2,251
Societe Generale MTN
7.367%, 01/10/2053 (A)	5,785	5,614
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	1,285	1,154
4.270%, 05/15/2047 (A)	2,793	2,260
3.300%, 05/15/2050 (A)	5,610	3,796
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	1,345	1,253
Travelers
5.450%, 05/25/2053	6,130	6,215
5.350%, 11/01/2040	1,565	1,556

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.600%, 08/01/2043	$3,835	$3,432
4.100%, 03/04/2049	3,853	3,192
4.050%, 03/07/2048	1,300	1,070
Travelers MTN
6.250%, 06/15/2037	1,205	1,314
Truist Financial MTN
5.867%, U.S. SOFR + 2.361%, 06/08/2034 (B)	2,205	2,185
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	2,640	2,476
4.916%, U.S. SOFR + 2.240%, 07/28/2033 (B)	3,135	2,795
UBS MTN
4.500%, 06/26/2048 (A)	2,195	1,953
UBS Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(B)	2,835	3,433
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(B)	855	888
4.988%, H15T1Y + 2.400%, 08/05/2033 (A)(B)	1,935	1,803
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(B)	1,715	1,413
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (B)	1,520	1,514
5.836%, U.S. SOFR + 2.260%, 06/12/2034 (B)	1,160	1,159
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (B)	3,260	3,023
Validus Holdings
8.875%, 01/26/2040	2,035	2,979
Visa
4.300%, 12/14/2045	9,040	8,172
2.700%, 04/15/2040	930	693
2.000%, 08/15/2050	5,410	3,199
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,312
Wells Fargo
7.950%, 11/15/2029	695	759
6.600%, 01/15/2038	9,765	10,329
5.950%, 08/26/2036	5,460	5,402
5.950%, 12/15/2036	1,002	965
5.850%, 02/01/2037	9,377	9,355
5.606%, 01/15/2044	401	378
3.900%, 05/01/2045	2,424	1,898
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (B)	4,640	3,321
Wells Fargo MTN
5.557%, U.S. SOFR + 1.990%, 07/25/2034 (B)	4,335	4,278
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	15,547	14,038

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 11/17/2045	$1,650	$1,416
4.750%, 12/07/2046	5,706	4,744
4.650%, 11/04/2044	2,445	2,023
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	4,030	3,410
4.400%, 06/14/2046	5,860	4,645
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	4,910	4,135
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	448
Willis North America
3.875%, 09/15/2049	875	616
XL Group
5.250%, 12/15/2043	2,405	2,276

		621,266

Health Care — 12.7%
Abbott Laboratories
5.300%, 05/27/2040	1,520	1,558
4.900%, 11/30/2046	6,998	6,822
AbbVie
4.850%, 06/15/2044	225	206
4.750%, 03/15/2045	6,735	6,050
4.400%, 11/06/2042	635	555
4.250%, 11/21/2049	7,213	6,074
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,458
Aetna
4.125%, 11/15/2042	780	619
Alcon Finance
5.750%, 12/06/2052 (A)	164	167
3.800%, 09/23/2049 (A)	1,580	1,182
Allina Health System
4.805%, 11/15/2045	1,666	1,474
3.887%, 04/15/2049	1,454	1,152
Amgen
5.750%, 03/02/2063	2,280	2,252
5.650%, 03/02/2053	940	932
5.600%, 03/02/2043	855	839
4.875%, 03/01/2053	450	399
4.400%, 05/01/2045	630	530
Ascension Health
4.847%, 11/15/2053	520	485
3.945%, 11/15/2046	1,291	1,051
3.106%, 11/15/2039	3,170	2,405
AstraZeneca PLC
6.450%, 09/15/2037	3,804	4,279
4.375%, 11/16/2045	3,734	3,323
3.000%, 05/28/2051	1,173	827
Banner Health
2.907%, 01/01/2042	1,781	1,264

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baptist Health South Florida
4.342%, 11/15/2041	$610	$497
BayCare Health System
3.831%, 11/15/2050	1,000	778
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	2,130	1,625
4.625%, 06/25/2038 (A)	645	556
4.400%, 07/15/2044 (A)	1,585	1,250
3.950%, 04/15/2045 (A)	2,680	1,919
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	2,232
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	750
Bristol-Myers Squibb
4.550%, 02/20/2048	1,614	1,430
4.250%, 10/26/2049	14,859	12,559
3.900%, 03/15/2062	2,290	1,735
3.700%, 03/15/2052	7,449	5,729
3.550%, 03/15/2042	5,400	4,297
2.350%, 11/13/2040	435	294
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	352
Children's Health Care
3.448%, 08/15/2049	815	585
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	738
Cigna Group
4.900%, 12/15/2048	1,385	1,235
4.800%, 08/15/2038	1,790	1,650
3.875%, 10/15/2047	1,200	916
City of Hope
5.623%, 11/15/2043	920	876
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,071
CommonSpirit Health
6.461%, 11/01/2052	689	769
4.187%, 10/01/2049	3,069	2,436
3.817%, 10/01/2049	2,555	1,915
CSL Finance PLC
4.950%, 04/27/2062 (A)	310	276
4.750%, 04/27/2052 (A)	2,089	1,878
4.625%, 04/27/2042 (A)	320	289
CVS Health
6.000%, 06/01/2063	440	431
5.875%, 06/01/2053	1,870	1,827
5.050%, 03/25/2048	3,764	3,301
4.780%, 03/25/2038	1,015	909
Danaher
2.800%, 12/10/2051	1,625	1,070
Duke University Health System
3.920%, 06/01/2047	2,095	1,717

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Elevance Health
6.100%, 10/15/2052	$600	$638
Eli Lilly
4.950%, 02/27/2063	4,649	4,541
4.875%, 02/27/2053	3,635	3,575
3.950%, 03/15/2049	2,925	2,518
GE HealthCare Technologies
6.377%, 11/22/2052	930	1,001
Gilead Sciences
4.800%, 04/01/2044	500	460
4.750%, 03/01/2046	3,252	2,961
4.500%, 02/01/2045	2,955	2,598
4.150%, 03/01/2047	1,970	1,648
2.800%, 10/01/2050	1,140	734
GlaxoSmithKline Capital
6.375%, 05/15/2038	5,844	6,649
HCA
5.250%, 06/15/2049	1,780	1,553
4.625%, 03/15/2052	300	241
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	2,460	1,675
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,070
Humana
8.150%, 06/15/2038	1,510	1,768
4.625%, 12/01/2042	505	432
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,860	1,523
Johnson & Johnson
4.850%, 05/15/2041	7,402	7,299
3.750%, 03/03/2047	400	338
3.625%, 03/03/2037	790	699
3.400%, 01/15/2038	3,100	2,633
2.450%, 09/01/2060	4,550	2,793
2.100%, 09/01/2040	1,335	914
Kaiser Foundation Hospitals
4.150%, 05/01/2047	1,790	1,528
3.266%, 11/01/2049	1,910	1,370
3.002%, 06/01/2051	2,685	1,808
2.810%, 06/01/2041	6,760	4,803
Mass General Brigham
3.765%, 07/01/2048	1,000	791
3.342%, 07/01/2060	1,015	696
3.192%, 07/01/2049	2,260	1,569
Medtronic
4.375%, 03/15/2035	2,330	2,205
Memorial Health Services
3.447%, 11/01/2049	2,840	2,061
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	225
4.125%, 07/01/2052	2,420	2,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.955%, 01/01/2050	$789	$532
Merck
5.150%, 05/17/2063	1,090	1,064
5.000%, 05/17/2053	5,460	5,333
4.900%, 05/17/2044	2,620	2,542
4.150%, 05/18/2043	2,700	2,394
4.000%, 03/07/2049	550	465
3.900%, 03/07/2039	3,380	2,957
3.700%, 02/10/2045	7,905	6,451
3.600%, 09/15/2042	750	614
2.900%, 12/10/2061	2,286	1,436
2.750%, 12/10/2051	1,325	870
2.350%, 06/24/2040	385	269
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,259
MyMichigan Health
3.409%, 06/01/2050	2,220	1,527
Nationwide Children's Hospital
4.556%, 11/01/2052	355	324
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,431
4.063%, 08/01/2056	2,300	1,863
Northwell Healthcare
4.260%, 11/01/2047	695	550
Novant Health
3.168%, 11/01/2051	2,330	1,600
Novartis Capital
4.400%, 05/06/2044	575	532
4.000%, 11/20/2045	4,325	3,726
NYU Langone Hospitals
5.750%, 07/01/2043	1,695	1,706
4.368%, 07/01/2047	1,615	1,365
3.380%, 07/01/2055	2,630	1,784
OhioHealth
3.042%, 11/15/2050	1,462	1,029
Orlando Health Obligated Group
3.327%, 10/01/2050	795	563
PeaceHealth Obligated Group
3.218%, 11/15/2050	4,910	3,184
Pfizer
5.600%, 09/15/2040	808	835
4.400%, 05/15/2044	1,010	919
4.300%, 06/15/2043	4,965	4,476
4.200%, 09/15/2048	1,120	991
4.100%, 09/15/2038	1,900	1,703
4.000%, 12/15/2036	690	626
3.900%, 03/15/2039	2,100	1,821
2.550%, 05/28/2040	575	412
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	10,123	9,975
5.300%, 05/19/2053	22,730	22,738
5.110%, 05/19/2043	5,915	5,757

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pharmacia LLC
6.600%, 12/01/2028	$1,045	$1,126
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,105
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	587
Revvity
3.625%, 03/15/2051	325	224
Roche Holdings
2.607%, 12/13/2051 (A)	700	452
RWJ Barnabas Health
3.949%, 07/01/2046	50	41
Sentara Healthcare
2.927%, 11/01/2051	805	524
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,475
Sharp HealthCare
2.680%, 08/01/2050	1,500	927
Stanford Health Care
3.795%, 11/15/2048	5,297	4,167
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	237
Thermo Fisher Scientific
2.800%, 10/15/2041	110	79
Trinity Health
4.125%, 12/01/2045	2,392	1,990
UnitedHealth Group
6.875%, 02/15/2038	2,005	2,332
6.625%, 11/15/2037	1,080	1,220
6.500%, 06/15/2037	1,245	1,399
6.050%, 02/15/2063	1,625	1,770
5.950%, 02/15/2041	1,265	1,327
5.875%, 02/15/2053	5,416	5,792
5.800%, 03/15/2036	875	927
5.700%, 10/15/2040	410	424
4.750%, 07/15/2045	6,970	6,478
4.750%, 05/15/2052	5,735	5,226
4.625%, 07/15/2035	1,050	1,016
4.450%, 12/15/2048	12,274	10,771
4.375%, 03/15/2042	30	27
4.250%, 04/15/2047	3,085	2,623
4.250%, 06/15/2048	8,315	7,051
4.200%, 01/15/2047	1,477	1,248
3.950%, 10/15/2042	6,905	5,735
3.750%, 10/15/2047	800	632
3.700%, 08/15/2049	1,726	1,340
3.500%, 08/15/2039	4,350	3,550
3.250%, 05/15/2051	4,310	3,061
3.050%, 05/15/2041	3,866	2,887
2.900%, 05/15/2050	1,710	1,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	$900	$571
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,725	1,467
Wyeth LLC
6.500%, 02/01/2034	1,910	2,133
5.950%, 04/01/2037	17,244	18,485

		376,300

Industrials — 5.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032	1,535	1,247
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	295	282
Airbus
3.950%, 04/10/2047 (A)	2,500	2,084
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	691	628
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,200	786
Boeing
5.930%, 05/01/2060	830	801
5.805%, 05/01/2050	4,805	4,675
5.705%, 05/01/2040	1,940	1,886
Burlington Northern Santa Fe LLC
5.200%, 04/15/2054	3,485	3,429
5.150%, 09/01/2043	1,305	1,267
4.900%, 04/01/2044	7,771	7,309
4.550%, 09/01/2044	3,810	3,412
4.450%, 03/15/2043	560	495
4.450%, 01/15/2053	4,329	3,857
4.400%, 03/15/2042	2,825	2,489
4.375%, 09/01/2042	265	233
4.150%, 04/01/2045	7,810	6,601
4.050%, 06/15/2048	2,690	2,211
3.300%, 09/15/2051	1,400	1,006
2.875%, 06/15/2052	4,255	2,808
Canadian National Railway
6.200%, 06/01/2036	5,110	5,551
4.500%, 11/07/2043	1,720	1,459
4.400%, 08/05/2052	1,861	1,645
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,458
Caterpillar
4.750%, 05/15/2064	495	456
CSX
4.500%, 11/15/2052	555	483
Cummins
2.600%, 09/01/2050	3,535	2,189

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deere
3.900%, 06/09/2042	$800	$703
3.750%, 04/15/2050	305	260
2.875%, 09/07/2049	1,795	1,300
Emerson Electric
2.800%, 12/21/2051	4,841	3,137
FedEx
4.050%, 02/15/2048	1,367	1,065
General Dynamics
4.250%, 04/01/2040	2,540	2,260
4.250%, 04/01/2050	2,040	1,796
Georgia-Pacific LLC
8.875%, 05/15/2031	475	579
7.250%, 06/01/2028	330	353
Lockheed Martin
5.900%, 11/15/2063	2,575	2,835
5.700%, 11/15/2054	1,075	1,153
4.700%, 05/15/2046	550	514
4.300%, 06/15/2062	2,676	2,269
4.090%, 09/15/2052	7,352	6,177
4.070%, 12/15/2042	4,761	4,132
2.800%, 06/15/2050	3,580	2,409
Nature Conservancy
3.957%, 03/01/2052	2,165	1,767
Norfolk Southern
5.100%, 08/01/2118	1,900	1,593
4.837%, 10/01/2041	2,600	2,364
4.050%, 08/15/2052	876	695
3.700%, 03/15/2053	500	372
Rockefeller Foundation
2.492%, 10/01/2050	2,995	1,871
Rockwell Automation
4.200%, 03/01/2049	740	639
RTX
6.125%, 07/15/2038	295	309
5.375%, 02/27/2053	350	341
4.625%, 11/16/2048	415	365
4.500%, 06/01/2042	7,097	6,190
3.750%, 11/01/2046	2,039	1,551
2.820%, 09/01/2051	150	94
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	4,410	3,242
Snap-on
4.100%, 03/01/2048	3,386	2,847
TTX
4.600%, 02/01/2049 (A)	1,642	1,431
Union Pacific
3.875%, 02/01/2055	2,105	1,634
3.839%, 03/20/2060	14,639	11,213
3.799%, 10/01/2051	435	344
3.500%, 02/14/2053	7,730	5,746
3.375%, 02/14/2042	800	625

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.973%, 09/16/2062	$3,095	$1,903
2.950%, 03/10/2052	14,187	9,480
Union Pacific MTN
3.550%, 08/15/2039	895	726
United Airlines Pass-Through Trust
5.800%, 01/15/2036	1,100	1,096
United Parcel Service
7.620%, 04/01/2030 (C)	710	824
6.200%, 01/15/2038	4,172	4,664
5.200%, 04/01/2040	725	725
5.050%, 03/03/2053	5,799	5,664
3.625%, 10/01/2042	1,220	991
Waste Connections
2.950%, 01/15/2052	500	328
WW Grainger
4.600%, 06/15/2045	1,328	1,215

		164,538

Information Technology — 7.5%
Analog Devices
2.950%, 10/01/2051	6,402	4,303
2.800%, 10/01/2041	3,780	2,684
Apple
4.650%, 02/23/2046	9,480	9,081
4.375%, 05/13/2045	13,068	12,030
3.850%, 05/04/2043	4,900	4,250
3.850%, 08/04/2046	12,495	10,589
3.750%, 09/12/2047	6,900	5,757
3.750%, 11/13/2047	165	137
3.450%, 02/09/2045	9,935	8,061
2.950%, 09/11/2049	20	14
2.850%, 08/05/2061	4,270	2,780
2.800%, 02/08/2061	1,335	862
2.700%, 08/05/2051	3,465	2,307
2.650%, 05/11/2050	415	276
2.650%, 02/08/2051	12,675	8,427
2.375%, 02/08/2041	1,430	1,022
Applied Materials
4.350%, 04/01/2047	1,521	1,374
Broadcom
4.926%, 05/15/2037 (A)	2,080	1,874
3.137%, 11/15/2035 (A)	1,500	1,145
2.600%, 02/15/2033 (A)	450	348
Cisco Systems
5.900%, 02/15/2039	3,985	4,321
5.500%, 01/15/2040	2,094	2,173
Crane NXT
4.200%, 03/15/2048	775	525
Deutsche Telekom International Finance
9.250%, 06/01/2032	1,492	1,877
Intel
5.700%, 02/10/2053	8,255	8,175

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 02/10/2043	$340	$338
5.050%, 08/05/2062	1,500	1,332
4.900%, 08/05/2052	8,060	7,264
4.750%, 03/25/2050	1,840	1,617
4.600%, 03/25/2040	2,270	2,065
4.100%, 05/11/2047	1,786	1,449
3.734%, 12/08/2047	14,104	10,703
3.250%, 11/15/2049	3,575	2,439
International Business Machines
4.900%, 07/27/2052	435	396
4.250%, 05/15/2049	3,725	3,077
4.150%, 05/15/2039	530	455
4.000%, 06/20/2042	1,740	1,433
KLA
4.950%, 07/15/2052	5,537	5,232
Kyndryl Holdings
4.100%, 10/15/2041	850	580
Lam Research
2.875%, 06/15/2050	2,873	1,919
Microsoft
3.450%, 08/08/2036	4,345	3,865
3.041%, 03/17/2062	11,638	8,057
2.921%, 03/17/2052	17,794	12,618
2.675%, 06/01/2060	4,360	2,805
2.525%, 06/01/2050	23,027	15,222
NVIDIA
3.500%, 04/01/2040	2,765	2,302
3.500%, 04/01/2050	2,045	1,610
Oracle
6.900%, 11/09/2052	150	164
5.550%, 02/06/2053	1,005	934
4.375%, 05/15/2055	2,550	1,959
4.125%, 05/15/2045	2,570	1,987
4.000%, 07/15/2046	6,164	4,638
3.950%, 03/25/2051	757	553
3.800%, 11/15/2037	4,215	3,399
3.600%, 04/01/2040	4,128	3,124
3.600%, 04/01/2050	200	138
QUALCOMM
4.500%, 05/20/2052	2,325	2,029
4.300%, 05/20/2047	4,865	4,209
Salesforce
3.050%, 07/15/2061	1,240	804
2.900%, 07/15/2051	4,600	3,080
2.700%, 07/15/2041	2,035	1,453
Sprint Capital
8.750%, 03/15/2032	329	392
Texas Instruments
5.050%, 05/18/2063	6,825	6,539
5.000%, 03/14/2053	2,475	2,406
4.150%, 05/15/2048	1,825	1,581

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TSMC Arizona
3.250%, 10/25/2051	$1,950	$1,412

		221,971

Materials — 1.1%
Barrick North America Finance LLC
5.750%, 05/01/2043	2,160	2,160
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,263
BHP Billiton Finance USA
6.420%, 03/01/2026	1,320	1,355
5.000%, 09/30/2043	3,800	3,672
4.900%, 02/28/2033	3,950	3,898
Dow Chemical
6.900%, 05/15/2053	535	596
Ecolab
2.750%, 08/18/2055	2,757	1,684
2.700%, 12/15/2051	3,655	2,314
International Flavors & Fragrances
5.000%, 09/26/2048	2,465	1,958
3.468%, 12/01/2050 (A)	5,205	3,236
3.268%, 11/15/2040 (A)	880	585
2.300%, 11/01/2030 (A)	1,595	1,238
Nutrien
5.800%, 03/27/2053	810	790
Packaging Corp of America
3.050%, 10/01/2051	440	281
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,457
5.125%, 03/09/2053	1,150	1,113
2.750%, 11/02/2051	5,135	3,326
Sherwin-Williams
2.900%, 03/15/2052	250	157

		32,083

Real Estate — 1.3%
Alexandria Real Estate Equities
5.150%, 04/15/2053	2,290	2,039
4.850%, 04/15/2049	210	172
3.550%, 03/15/2052	790	539
2.950%, 03/15/2034	225	178
American Homes 4 Rent
4.300%, 04/15/2052	1,445	1,116
3.375%, 07/15/2051	300	192
American Tower
3.700%, 10/15/2049	1,000	696
2.950%, 01/15/2051	641	388
AvalonBay Communities MTN
4.350%, 04/15/2048	220	178
Crown Castle
4.150%, 07/01/2050	500	377
3.250%, 01/15/2051	312	203

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ERP Operating
4.500%, 06/01/2045	$900	$732
Essex Portfolio
2.650%, 09/01/2050	1,500	838
Invitation Homes Operating Partnership
2.700%, 01/15/2034	460	349
Kilroy Realty
2.650%, 11/15/2033	455	316
Kimco Realty OP LLC
3.700%, 10/01/2049	1,455	1,015
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,574
NNN REIT
3.000%, 04/15/2052	990	600
Prologis
5.250%, 06/15/2053	4,227	4,031
3.000%, 04/15/2050	65	43
2.125%, 10/15/2050	4,185	2,258
Public Storage Operating
5.350%, 08/01/2053	1,020	997
Realty Income
4.650%, 03/15/2047	1,193	1,036
Regency Centers LP
4.650%, 03/15/2049	1,296	1,050
4.400%, 02/01/2047	515	402
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	1,880	1,574
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	1,250	1,123
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,539
5.850%, 03/08/2053	5,194	5,091
4.250%, 11/30/2046	2,265	1,743
3.800%, 07/15/2050	1,400	1,011
3.250%, 09/13/2049	2,330	1,522
VICI Properties
5.625%, 05/15/2052	1,570	1,381
Weyerhaeuser
4.000%, 03/09/2052	1,020	792

		38,095

Utilities — 15.9%
AEP Transmission LLC
5.400%, 03/15/2053	845	839
4.000%, 12/01/2046	5,703	4,672
3.800%, 06/15/2049	1,875	1,440
3.650%, 04/01/2050	1,485	1,120
3.150%, 09/15/2049	1,760	1,199
2.750%, 08/15/2051	405	251
Alabama Power
5.500%, 03/15/2041	648	619

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 06/01/2041	$155	$141
4.300%, 07/15/2048	1,420	1,168
4.100%, 01/15/2042	1,450	1,166
3.850%, 12/01/2042	5,809	4,620
Ameren Illinois
5.900%, 12/01/2052	1,032	1,087
3.700%, 12/01/2047	4,445	3,430
3.250%, 03/15/2050	50	35
2.900%, 06/15/2051	3,724	2,389
American Transmission Systems
5.000%, 09/01/2044 (A)	400	359
American Water Capital
3.750%, 09/01/2047	1,475	1,144
3.450%, 05/01/2050	150	109
Appalachian Power
6.700%, 08/15/2037	50	52
5.800%, 10/01/2035	125	122
4.500%, 03/01/2049	700	566
Arizona Public Service
5.050%, 09/01/2041	50	45
4.500%, 04/01/2042	312	259
4.350%, 11/15/2045	1,735	1,384
4.250%, 03/01/2049	450	343
4.200%, 08/15/2048	1,200	915
3.350%, 05/15/2050	550	366
Atmos Energy
4.125%, 10/15/2044	2,805	2,304
Avista
4.000%, 04/01/2052	550	420
Baltimore Gas and Electric
5.400%, 06/01/2053	2,516	2,481
5.200%, 06/15/2033	1,220	1,190
4.550%, 06/01/2052	394	340
3.500%, 08/15/2046	4,995	3,656
2.900%, 06/15/2050	1,085	696
Berkshire Hathaway Energy
4.600%, 05/01/2053	1,320	1,088
4.450%, 01/15/2049	2,705	2,212
4.250%, 10/15/2050	4,975	3,885
3.800%, 07/15/2048	11,090	8,188
Black Hills
4.200%, 09/15/2046	1,135	865
Boston Gas
6.119%, 07/20/2053 (A)	625	621
4.487%, 02/15/2042 (A)	250	201
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	434
4.250%, 02/01/2049	1,760	1,471
3.950%, 03/01/2048	500	401
3.600%, 03/01/2052	835	618
3.350%, 04/01/2051	695	498
2.900%, 07/01/2050	910	593

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Commonwealth Edison
5.300%, 02/01/2053	$1,940	$1,900
4.700%, 01/15/2044	5,213	4,611
4.600%, 08/15/2043	2,070	1,839
4.000%, 03/01/2048	2,515	2,025
4.000%, 03/01/2049	1,175	937
3.750%, 08/15/2047	2,675	2,046
3.700%, 03/01/2045	6,685	5,151
3.125%, 03/15/2051	3,735	2,518
Connecticut Light and Power
5.250%, 01/15/2053	1,500	1,465
4.150%, 06/01/2045	2,990	2,475
4.000%, 04/01/2048	2,712	2,208
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,100
6.200%, 06/15/2036	65	68
6.150%, 11/15/2052	2,425	2,600
5.700%, 06/15/2040	40	39
4.500%, 05/15/2058	930	758
3.950%, 03/01/2043	5,480	4,357
3.950%, 04/01/2050	3,820	3,024
3.875%, 06/15/2047	5,147	3,940
3.850%, 06/15/2046	3,427	2,614
3.700%, 11/15/2059	850	600
3.000%, 12/01/2060	1,700	1,039
Consumers Energy
4.350%, 04/15/2049	5,923	5,070
4.200%, 09/01/2052	790	652
3.500%, 08/01/2051	1,275	940
2.500%, 05/01/2060	398	220
Dominion Energy
5.250%, 08/01/2033	20	19
4.600%, 03/15/2049	1,754	1,457
Dominion Energy South Carolina
5.100%, 06/01/2065	1,230	1,142
DTE Electric
5.400%, 04/01/2053	770	766
3.950%, 06/15/2042	80	65
3.700%, 03/15/2045	4,315	3,293
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	118
6.050%, 04/15/2038	2,285	2,373
6.000%, 01/15/2038	2,166	2,250
5.400%, 01/15/2054	4,360	4,275
5.350%, 01/15/2053	1,482	1,440
5.300%, 02/15/2040	6,675	6,500
4.250%, 12/15/2041	6,625	5,608
4.000%, 09/30/2042	12,175	9,875
3.875%, 03/15/2046	1,570	1,209
3.550%, 03/15/2052	740	538
Duke Energy Florida LLC
6.400%, 06/15/2038	2,365	2,545

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, 11/15/2052	$1,806	$1,885
4.200%, 07/15/2048	2,000	1,638
3.400%, 10/01/2046	2,010	1,445
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,503
6.350%, 08/15/2038	1,525	1,629
4.900%, 07/15/2043	860	776
3.750%, 05/15/2046	750	560
3.250%, 10/01/2049	3,110	2,118
2.750%, 04/01/2050	1,885	1,150
Duke Energy Ohio
4.300%, 02/01/2049	695	564
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,437
4.200%, 08/15/2045	3,490	2,824
4.150%, 12/01/2044	975	796
4.100%, 03/15/2043	860	701
3.600%, 09/15/2047	1,850	1,374
East Ohio Gas
3.000%, 06/15/2050 (A)	1,345	835
Electricite de France
6.000%, 01/22/2114 (A)	417	366
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	987
Entergy Arkansas LLC
4.200%, 04/01/2049	1,605	1,281
3.350%, 06/15/2052	2,765	1,887
Entergy Louisiana LLC
4.200%, 09/01/2048	1,030	826
4.200%, 04/01/2050	1,445	1,157
4.000%, 03/15/2033	1,250	1,121
3.100%, 06/15/2041	3,380	2,462
2.900%, 03/15/2051	3,840	2,401
Entergy Texas
3.550%, 09/30/2049	1,370	970
Essential Utilities
5.300%, 05/01/2052	900	816
4.276%, 05/01/2049	2,620	2,039
Evergy Kansas Central
5.700%, 03/15/2053	500	499
3.450%, 04/15/2050	930	656
Evergy Metro
5.300%, 10/01/2041	150	144
4.200%, 06/15/2047	500	403
4.200%, 03/15/2048	1,000	812
Exelon
4.950%, 06/15/2035	1,385	1,293
4.700%, 04/15/2050	700	594
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	283
Florida Power & Light
5.960%, 04/01/2039	2,245	2,362

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.690%, 03/01/2040	$6,778	$6,940
5.650%, 02/01/2037	1,000	1,021
4.800%, 05/15/2033	1,250	1,221
4.050%, 06/01/2042	2,400	2,017
4.050%, 10/01/2044	2,065	1,736
3.950%, 03/01/2048	2,960	2,403
3.800%, 12/15/2042	3,030	2,475
3.700%, 12/01/2047	1,600	1,247
2.450%, 02/03/2032	1,015	842
Georgia Power
4.300%, 03/15/2042	7,825	6,549
Gulf Power
4.550%, 10/01/2044	700	595
Idaho Power
4.200%, 03/01/2048	1,585	1,296
Idaho Power MTN
5.500%, 03/15/2053	1,645	1,616
Indiana Michigan Power
5.625%, 04/01/2053	985	993
4.550%, 03/15/2046	780	678
4.250%, 08/15/2048	1,080	867
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,424
International Transmission
4.625%, 08/15/2043	2,525	2,056
Jersey Central Power & Light
6.150%, 06/01/2037	775	792
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,036	3,738
Kentucky Utilities
3.300%, 06/01/2050	710	489
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,005
MidAmerican Energy
4.800%, 09/15/2043	5,260	4,742
4.400%, 10/15/2044	2,285	1,934
4.250%, 05/01/2046	1,675	1,372
4.250%, 07/15/2049	1,656	1,361
3.950%, 08/01/2047	600	470
3.650%, 08/01/2048	3,055	2,275
3.150%, 04/15/2050	2,025	1,369
MidAmerican Energy MTN
5.800%, 10/15/2036	635	650
5.750%, 11/01/2035	640	656
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	752
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,195	1,792
4.300%, 03/15/2049	3,643	2,959
4.023%, 11/01/2032	427	387
Nevada Power
5.900%, 05/01/2053	1,140	1,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Niagara Mohawk Power
5.783%, 09/16/2052 (A)	$575	$563
4.278%, 10/01/2034 (A)	2,303	1,999
4.119%, 11/28/2042 (A)	2,000	1,557
3.025%, 06/27/2050 (A)	500	318
NiSource
5.800%, 02/01/2042	900	866
Northern States Power
6.250%, 06/01/2036	5,255	5,636
6.200%, 07/01/2037	5,450	5,793
4.500%, 06/01/2052	1,420	1,225
3.600%, 05/15/2046	500	379
3.400%, 08/15/2042	214	163
3.200%, 04/01/2052	850	577
NSTAR Electric
4.950%, 09/15/2052	1,859	1,729
4.550%, 06/01/2052	765	663
3.100%, 06/01/2051	2,625	1,758
Oglethorpe Power
5.375%, 11/01/2040	1,835	1,654
5.250%, 09/01/2050	1,945	1,727
4.500%, 04/01/2047	1,205	957
4.250%, 04/01/2046	1,280	943
4.200%, 12/01/2042	2,895	2,181
Ohio Edison
8.250%, 10/15/2038	655	784
Oklahoma Gas and Electric
5.600%, 04/01/2053	1,305	1,297
Oncor Electric Delivery LLC
5.350%, 10/01/2052	836	819
5.300%, 06/01/2042	439	433
5.250%, 09/30/2040	4,946	4,853
4.950%, 09/15/2052	2,883	2,674
4.600%, 06/01/2052	400	356
4.550%, 12/01/2041	3,800	3,389
4.100%, 11/15/2048	750	611
3.800%, 06/01/2049	4,650	3,591
3.700%, 05/15/2050	1,530	1,149
3.100%, 09/15/2049	75	51
2.700%, 11/15/2051	2,070	1,270
Pacific Gas and Electric
6.750%, 01/15/2053	3,385	3,290
4.500%, 07/01/2040	1,225	943
4.450%, 04/15/2042	1,465	1,085
4.200%, 06/01/2041	505	365
3.750%, 08/15/2042	95	64
PacifiCorp
6.250%, 10/15/2037	3,760	3,847
6.000%, 01/15/2039	4,945	4,911
5.500%, 05/15/2054	4,759	4,215
5.350%, 12/01/2053	1,900	1,637
4.100%, 02/01/2042	1,955	1,494

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 03/15/2051	$820	$523
2.900%, 06/15/2052	1,900	1,120
PECO Energy
4.800%, 10/15/2043	1,505	1,323
4.600%, 05/15/2052	1,435	1,256
3.050%, 03/15/2051	1,919	1,274
Pennsylvania Electric
6.150%, 10/01/2038	100	99
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,143
3.640%, 11/01/2046	1,300	911
PPL Electric Utilities
5.250%, 05/15/2053	505	490
4.750%, 07/15/2043	2,820	2,560
4.125%, 06/15/2044	3,025	2,492
3.950%, 06/01/2047	2,425	1,955
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,901
5.125%, 03/15/2053	885	863
4.150%, 11/01/2045	2,106	1,687
4.050%, 05/01/2048	2,176	1,786
4.000%, 06/01/2044	945	741
3.800%, 03/01/2046	450	356
3.650%, 09/01/2042	1,260	993
3.600%, 12/01/2047	3,745	2,847
3.200%, 08/01/2049	3,235	2,280
Public Service of Colorado
6.500%, 08/01/2038	40	42
6.250%, 09/01/2037	1,225	1,274
4.750%, 08/15/2041	40	35
4.500%, 06/01/2052	3,265	2,705
4.300%, 03/15/2044	1,485	1,233
4.100%, 06/15/2048	475	371
4.050%, 09/15/2049	1,470	1,141
3.950%, 03/15/2043	4,220	3,190
3.200%, 03/01/2050	1,175	793
Public Service of New Hampshire
5.150%, 01/15/2053	425	412
3.600%, 07/01/2049	1,635	1,234
Puget Sound Energy
5.795%, 03/15/2040	130	129
5.448%, 06/01/2053	500	489
4.223%, 06/15/2048	2,470	2,005
2.893%, 09/15/2051	2,315	1,448
San Diego Gas & Electric
6.000%, 06/01/2026	340	346
4.100%, 06/15/2049	1,340	1,060
3.750%, 06/01/2047	2,380	1,801
3.320%, 04/15/2050	4,654	3,193
Sempra
4.000%, 02/01/2048	350	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Edison
5.950%, 02/01/2038	$280	$284
4.650%, 10/01/2043	2,480	2,133
4.125%, 03/01/2048	4,270	3,365
4.050%, 03/15/2042	5,355	4,231
4.000%, 04/01/2047	2,655	2,058
Southern California Gas
6.350%, 11/15/2052	1,215	1,303
5.750%, 06/01/2053	1,530	1,514
4.300%, 01/15/2049	1,225	996
4.125%, 06/01/2048	2,865	2,225
3.750%, 09/15/2042	2,345	1,755
Southern Gas Capital
5.875%, 03/15/2041	100	99
4.400%, 06/01/2043	825	662
4.400%, 05/30/2047	50	40
3.950%, 10/01/2046	800	595
Southwest Gas
3.180%, 08/15/2051	1,065	655
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,221
3.850%, 02/01/2048	3,860	2,802
3.250%, 11/01/2051	800	517
Southwestern Public Service
5.150%, 06/01/2052	440	386
4.500%, 08/15/2041	8,995	7,553
3.700%, 08/15/2047	1,060	777
Tampa Electric
4.350%, 05/15/2044	1,225	1,005
3.625%, 06/15/2050	1,674	1,208
3.450%, 03/15/2051	850	581
Tucson Electric Power
4.850%, 12/01/2048	1,830	1,566
4.000%, 06/15/2050	235	176
3.250%, 05/01/2051	1,700	1,108
Union Electric
5.450%, 03/15/2053	1,925	1,892
Virginia Electric and Power
8.875%, 11/15/2038	1,982	2,570
6.350%, 11/30/2037	2,455	2,569
5.450%, 04/01/2053	3,330	3,223
4.650%, 08/15/2043	6,145	5,286
4.600%, 12/01/2048	3,855	3,308
4.450%, 02/15/2044	6,780	5,733
4.000%, 01/15/2043	300	244
4.000%, 11/15/2046	1,108	852
2.950%, 11/15/2051	400	256
2.450%, 12/15/2050	540	312
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	1,683
Wisconsin Power & Light
4.100%, 10/15/2044	325	250

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 04/01/2050	$360	$259
Wisconsin Public Service
2.850%, 12/01/2051	1,000	631
Xcel Energy
4.800%, 09/15/2041	1,907	1,635

		471,233

Total Corporate Obligations
(Cost $3,018,374) ($ Thousands)		2,538,732

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bills
5.400%, 12/19/2023 (D)	3,165	3,114
5.374%, 11/28/2023 (D)	2,620	2,586
U.S. Treasury Bonds
4.375%, 08/15/2043	11,885	11,854
4.125%, 08/15/2053	12,752	12,581
3.875%, 05/15/2043	71,798	66,783
3.625%, 02/15/2053	9,035	8,140
3.625%, 05/15/2053	78,724	70,999
3.250%, 05/15/2042	16,300	13,919
2.375%, 02/15/2042	11,282	8,393
2.250%, 08/15/2046	2,640	1,819
U.S. Treasury Notes
5.000%, 08/31/2025	70	70
4.750%, 07/31/2025	10	10
4.625%, 06/30/2025	1,260	1,253
4.375%, 08/31/2028	335	337
4.125%, 07/31/2028	75	75
3.875%, 08/15/2033	9,245	9,080
3.375%, 05/15/2033	4,374	4,120

Total U.S. Treasury Obligations
(Cost $217,198) ($ Thousands)		215,133

MUNICIPAL BONDS — 5.4%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
2.650%, 09/01/2037	1,075	830

California — 2.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,352
California State University, RB
5.183%, 11/01/2053	2,225	2,164
5.060%, 11/01/2036	440	432

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State University, Ser B, RB
3.899%, 11/01/2047	$2,375	$1,980
2.719%, 11/01/2052	890	596
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,085
7.600%, 11/01/2040	385	479
7.550%, 04/01/2039	1,535	1,894
7.500%, 04/01/2034	13,345	16,023
7.300%, 10/01/2039	9,875	11,694
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,750
3.000%, 08/15/2051	390	291
East Bay, Municipal Utility District Water System Revenue, Build America Project, RB
5.874%, 06/01/2040	1,255	1,350
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,000
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,246
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	574
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,254
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	5,210	5,458
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	3,950	4,401
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	2,395	2,147
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,330
3.006%, 05/15/2050	2,005	1,365
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,102
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	494
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,051

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Jose, Redevelopment Agency, Ser A-T, TA
3.375%, 08/01/2034	$1,250	$1,106
University of California, RB
5.946%, 05/15/2045	4,795	5,106
University of California, Ser AP, RB
3.931%, 05/15/2045	950	855
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	927
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	881

		76,387

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	466

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	1,993	2,041
6.637%, 04/01/2057	135	151

		2,192

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	3,390

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,764

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,195
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,477
Massachusetts State, School Building Authority, Sub-Ser A, RB
2.500%, 02/15/2037	1,120	825
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	805

		6,302

Michigan — 0.1%
University of Michigan, Ser C, RB
3.599%, 04/01/2047	2,525	2,130

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	$675	$531

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,938
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	869

		3,807

New York — 0.9%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	236
4.458%, 10/01/2062	3,160	2,809
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	443
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,408
5.968%, 03/01/2036	570	604
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	823
5.882%, 06/15/2044	500	540
5.724%, 06/15/2042	3,720	3,962
5.440%, 06/15/2043	3,000	3,104
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	3,635	3,748
5.572%, 11/01/2038	2,475	2,570
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	1,890	1,934
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	1,385	1,432
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	2,006
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035	810	634

		26,253

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	361

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	$2,265	$2,184
Ohio State University, Ser A, RB
4.048%, 12/01/2056	1,650	1,319
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	796

		4,660

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	2,563

Texas — 0.8%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,341
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,520	3,685
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	323
Houston, GO
3.961%, 03/01/2047	1,500	1,303
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	2,220	2,668
North Texas, Tollway Authority, RB
3.079%, 01/01/2042	1,170	872
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	2,800	2,963
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,925	4,097
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	2,220	1,431
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	4,540	4,596

		24,279

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 0.1%
Washington State, Build America Project, GO
5.140%, 08/01/2040	$2,495	$2,465

Total Municipal Bonds
(Cost $183,427) ($ Thousands)		159,458

SOVEREIGN DEBT — 0.3%

Chile Government International Bond
5.330%, 01/05/2054	520	501
3.500%, 01/25/2050	1,630	1,177
3.100%, 05/07/2041	5,640	4,103
Israel Government International Bond
4.125%, 01/17/2048	1,215	984
3.875%, 07/03/2050	3,135	2,434

Total Sovereign Debt
(Cost $12,084) ($ Thousands)		9,199

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	18,962,549	18,963

Total Cash Equivalent
(Cost $18,963) ($ Thousands)		18,963

Total Investments in Securities — 99.1%
(Cost $3,450,046) ($ Thousands)		$2,941,485

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Long Duration Credit Fund (Concluded)

The list of open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	360	Dec-2023	$73,234	$73,370	$136
U.S. 5-Year Treasury Note	1,359	Dec-2023	144,735	145,307	572
U.S. Long Treasury Bond	127	Dec-2023	15,275	15,454	179
U.S. Ultra Long Treasury Bond	335	Dec-2023	42,616	43,372	756
Ultra 10-Year U.S. Treasury Note	231	Dec-2023	26,583	26,821	238
			302,443	304,324	1,881
Short Contracts
U.S. Long Treasury Bond	(156)	Dec-2023	$(18,761)	$(18,983)	$(222)
Ultra 10-Year U.S. Treasury Note	(569)	Dec-2023	(65,330)	(66,066)	(736)
			(84,091)	(85,049)	(958)
			$218,352	$219,275	$923

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2023, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFRRAT	Annually	12/20/2053	USD	2,882	$(15)	$–	$(15)

Percentages are based on Net Assets of $2,968,751 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $166,307 ($ Thousands), representing 5.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,279	$352,035	($352,351)	$ —	$ —	$18,963	$296	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 33.3%
Communication Services — 1.6%
AT&T
5.539%, 02/20/2026	$300	$299
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	625	614
Sprint LLC
7.125%, 06/15/2024	2,895	2,918
Take-Two Interactive Software
3.300%, 03/28/2024	22	22
Verizon Communications
6.020%, SOFRINDX + 0.790%, 03/20/2026 (A)	670	673
3.500%, 11/01/2024	3,115	3,043
WPP Finance 2010
3.750%, 09/19/2024	475	462

		8,031

Consumer Discretionary — 2.1%
AutoZone
5.050%, 07/15/2026	975	968
3.250%, 04/15/2025	650	627
Daimler Truck Finance North America LLC
6.271%, U.S. SOFR + 1.000%, 04/05/2024 (A)(B)	750	751
5.969%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	1,125	1,123
General Motors Financial
5.959%, U.S. SOFR + 0.760%, 03/08/2024 (A)	1,000	1,000
5.922%, U.S. SOFR + 0.620%, 10/15/2024 (A)	4,160	4,147
1.200%, 10/15/2024	750	711
Hyatt Hotels
1.800%, 10/01/2024	500	478
Nordstrom
2.300%, 04/08/2024	530	513

		10,318

Consumer Staples — 1.6%
BAT Capital
3.222%, 08/15/2024	2,248	2,192
CommonSpirit Health
2.760%, 10/01/2024	814	789
Haleon US Capital LLC
3.024%, 03/24/2024	735	723
JDE Peet's
0.800%, 09/24/2024 (B)	1,000	943
Keurig Dr Pepper
0.750%, 03/15/2024	3,125	3,041

		7,688

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 4.0%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (B)	$100	$101
Enbridge
5.974%, SOFRINDX + 0.630%, 02/16/2024 (A)	1,400	1,401
Energy Transfer
5.875%, 01/15/2024	2,545	2,543
4.250%, 04/01/2024	550	544
Gray Oak Pipeline LLC
2.000%, 09/15/2023 (B)	1,053	1,052
Kinder Morgan Energy Partners
4.300%, 05/01/2024	2,510	2,482
MPLX
4.875%, 06/01/2025	750	738
Occidental Petroleum
5.875%, 09/01/2025	475	474
ONEOK
5.550%, 11/01/2026	850	850
2.200%, 09/15/2025	675	628
Ovintiv
5.650%, 05/15/2025	500	499
Plains All American Pipeline
3.600%, 11/01/2024	900	876
Plains All American Pipeline/PAA Finance
4.650%, 10/15/2025	400	390
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	1,895	1,856
Western Midstream Operating
3.950%, 06/01/2025	400	386
3.100%, 02/01/2025	475	455
Williams
5.400%, 03/02/2026	1,390	1,388
4.300%, 03/04/2024	2,520	2,497
4.000%, 09/15/2025	500	484

		19,644

Financials — 15.7%
Athene Global Funding
6.044%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	1,820	1,807
5.995%, SOFRINDX + 0.715%, 01/07/2025 (A)(B)	800	785
Banco Santander
3.892%, 05/24/2024	600	591
Bank of America
6.023%, U.S. SOFR + 0.690%, 04/22/2025 (A)	1,600	1,599
5.650%, 08/18/2025	600	602
Bank of America MTN
6.003%, U.S. SOFR + 0.660%, 02/04/2025 (A)	950	949

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.843%, U.S. SOFR + 0.670%, 02/04/2025 (A)	$3,390	$3,329
Bank of Montreal MTN
2.500%, 06/28/2024	2,150	2,094
Bank of New York Mellon MTN
3.650%, 02/04/2024	1,000	991
Bank of Nova Scotia
5.722%, U.S. SOFR + 0.380%, 07/31/2024 (A)	1,375	1,373
0.700%, 04/15/2024	1,000	970
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (B)	475	476
4.935%, 01/26/2026 (B)	350	343
4.524%, 07/13/2025 (B)	475	464
Barclays
3.650%, 03/16/2025	475	458
2.852%, U.S. SOFR + 2.714%, 05/07/2026 (A)	500	473
BNP Paribas
4.705%, TSFR3M + 2.497%, 01/10/2025 (A)(B)	475	472
BPCE
5.029%, 01/15/2025 (B)	440	433
Brighthouse Financial Global Funding MTN
6.054%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	1,080	1,073
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	351
Capital One Financial
6.035%, U.S. SOFR + 0.690%, 12/06/2024 (A)	800	792
4.985%, U.S. SOFR + 2.160%, 07/24/2026 (A)	250	244
Charles Schwab
5.875%, 08/24/2026	725	729
Citigroup
3.352%, TSFR3M + 1.158%, 04/24/2025 (A)	3,155	3,097
Citizens Bank
6.064%, U.S. SOFR + 1.450%, 10/24/2025 (A)	250	242
5.284%, U.S. SOFR + 1.020%, 01/26/2026 (A)	250	238
4.119%, U.S. SOFR + 1.395%, 05/23/2025 (A)	400	386
CNA Financial
7.250%, 11/15/2023	500	501
Cooperatieve Rabobank UA MTN
5.500%, 07/18/2025	600	600
Corebridge Financial
3.500%, 04/04/2025	385	370
Corebridge Global Funding
5.750%, 07/02/2026 (B)	285	284

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole
5.589%, 07/05/2026 (B)	$1,095	$1,095
5.568%, 02/28/2025 (B)	475	472
Credit Suisse NY
5.732%, SOFRINDX + 0.390%, 02/02/2024 (A)	4,105	4,091
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	450	450
Deutsche Bank NY
6.563%, U.S. SOFR + 1.219%, 11/16/2027 (A)	1,100	1,042
5.843%, U.S. SOFR + 0.500%, 11/08/2023 (A)	1,150	1,150
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (B)	395	391
GA Global Funding Trust
5.711%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	2,275	2,239
Goldman Sachs Group
6.022%, U.S. SOFR + 0.700%, 01/24/2025 (A)	800	799
5.798%, U.S. SOFR + 1.075%, 08/10/2026 (A)	750	748
5.703%, U.S. SOFR + 0.500%, 09/10/2024 (A)	550	549
1.757%, U.S. SOFR + 0.730%, 01/24/2025 (A)	4,055	3,980
HSBC Holdings PLC
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (A)	400	412
5.924%, U.S. SOFR + 0.580%, 11/22/2024 (A)	825	824
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (A)	345	336
Jackson Financial
1.125%, 11/22/2023	825	817
JPMorgan Chase
3.875%, 02/01/2024	1,000	993
3.845%, U.S. SOFR + 0.980%, 06/14/2025 (A)	3,880	3,810
Macquarie Group MTN
6.010%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	825	820
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	391
4.650%, 01/27/2026	590	564
MassMutual Global Funding II
2.750%, 06/22/2024 (B)	1,325	1,295
Metropolitan Life Global Funding I
0.550%, 06/07/2024 (B)	195	187

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mitsubishi UFJ Financial Group
4.788%, H15T1Y + 1.700%, 07/18/2025 (A)	$600	$593
Morgan Stanley
5.050%, U.S. SOFR + 1.295%, 01/28/2027 (A)	350	346
3.620%, U.S. SOFR + 1.160%, 04/17/2025 (A)	3,845	3,786
Morgan Stanley MTN
3.875%, 04/29/2024	1,000	988
Morgan Stanley Bank
5.479%, 07/16/2025	725	726
National Securities Clearing
5.150%, 05/30/2025 (B)	325	324
Nationwide Building Society
0.550%, 01/22/2024 (B)	750	735
NatWest Markets
5.873%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	1,265	1,260
Pacific Life Global Funding II
5.500%, 08/28/2026 (B)	600	602
Principal Life Global Funding II
5.744%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	430	430
5.724%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	900	899
Radian Group
6.625%, 03/15/2025	475	475
4.500%, 10/01/2024	475	460
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	598
Societe Generale
6.369%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	800	795
4.351%, 06/13/2025 (B)	525	511
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	400	409
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	451
US Bank
2.050%, 01/21/2025	2,380	2,263
Voya Financial
3.650%, 06/15/2026	309	292
Wells Fargo MTN
4.100%, 06/03/2026	650	624
2.406%, TSFR3M + 1.087%, 10/30/2025 (A)	3,305	3,169
Wells Fargo Bank
5.550%, 08/01/2025	600	601

		75,908

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 1.9%
AbbVie
2.600%, 11/21/2024	$3,225	$3,112
Amgen
5.250%, 03/02/2025	275	274
GE HealthCare Technologies
5.550%, 11/15/2024	500	499
HCA
5.375%, 02/01/2025	600	596
Illumina
5.800%, 12/12/2025	400	400
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	2,740	2,710
Royalty Pharma PLC
0.750%, 09/02/2023	1,450	1,450

		9,041

Industrials — 1.1%
AerCap Ireland Capital DAC
5.939%, U.S. SOFR + 0.680%, 09/29/2023 (A)	1,325	1,325
Boeing
1.950%, 02/01/2024	750	737
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	965	921
Penske Truck Leasing Lp
5.750%, 05/24/2026 (B)	950	943
Protective Life Global Funding
3.104%, 04/15/2024 (B)	615	604
Regal Rexnord
6.050%, 02/15/2026 (B)	625	622

		5,152

Information Technology — 1.7%
Hewlett Packard Enterprise
5.900%, 10/01/2024	2,660	2,662
Juniper Networks
1.200%, 12/10/2025	700	634
Microchip Technology
0.972%, 02/15/2024	610	596
Sprint LLC
7.625%, 02/15/2025	450	459
TD SYNNEX
1.250%, 08/09/2024	1,375	1,311
VMware
1.000%, 08/15/2024	2,675	2,556

		8,218

Materials — 0.2%
Graphic Packaging International LLC
1.512%, 04/15/2026 (B)	650	583

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vulcan Materials
5.800%, 03/01/2026	$625	$626

		1,209

Real Estate — 0.1%
Crown Castle
1.350%, 07/15/2025	350	323

Utilities — 3.3%
American Electric Power
5.699%, 08/15/2025	450	450
CenterPoint Energy
5.993%, SOFRINDX + 0.650%, 05/13/2024 (A)	625	625
Dominion Energy
3.071%, 08/15/2024 (C)	650	631
Edison International
4.950%, 04/15/2025	275	271
3.550%, 11/15/2024	375	364
Eversource Energy
3.350%, 03/15/2026	650	615
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	475	470
Mississippi Power
5.556%, U.S. SOFR + 0.300%, 06/28/2024 (A)	740	737
Monongahela Power
4.100%, 04/15/2024 (B)	600	594
NextEra Energy Capital Holdings
6.051%, 03/01/2025	255	256
5.749%, 09/01/2025	480	481
NSTAR Electric
3.250%, 11/15/2025	650	619
Oncor Electric Delivery LLC
2.750%, 06/01/2024	2,475	2,420
Pacific Gas and Electric
3.250%, 02/16/2024	625	617
1.700%, 11/15/2023	525	520
Pennsylvania Electric
4.150%, 04/15/2025 (B)	330	319
Public Service Enterprise Group
0.841%, 11/08/2023	3,205	3,175
Sempra
5.400%, 08/01/2026	740	741
Southern California Edison
6.095%, SOFRINDX + 0.830%, 04/01/2024 (A)	1,215	1,215
1.200%, 02/01/2026	300	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tampa Electric
3.875%, 07/12/2024	$475	$467

		15,860

Total Corporate Obligations
(Cost $162,319) ($ Thousands)		161,392

ASSET-BACKED SECURITIES — 31.1%
Automotive — 19.1%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	1,220	1,220
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (B)	330	329
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (B)	188	187
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (B)	440	440
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	725	714
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	2,145	2,083
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,000	983
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	160	159
ARI Fleet Lease Trust, Ser 2021-A, Cl A3
0.680%, 03/15/2030 (B)	875	850
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (B)	555	555
BMW Vehicle Owner Trust, Ser 2023-A, Cl A2A
5.720%, 04/27/2026	530	530
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	675	674
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	416	406
Carmax Auto Owner Trust, Ser 2021-1, Cl B
0.740%, 10/15/2026	300	276
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	285	277
Carmax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	3,300	3,179

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carmax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	$678	$676
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	1,100	1,085
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	435	434
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	1,460	1,461
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	735	695
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	1	1
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	142	131
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	308	282
Carvana Auto Receivables Trust, Ser 2021-N4, Cl A1
0.830%, 09/11/2028	161	158
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (B)	180	180
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	512	493
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/15/2032 (B)	770	767
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.533%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	238	237
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (B)	459	457
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (B)	1,485	1,487
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	55	55
CPS Auto Receivables Trust, Ser 2022-B, Cl A
2.880%, 06/15/2026 (B)	394	390
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (B)	377	376

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (B)	$338	$338
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (B)	208	209
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	424	415
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	649	636
Drive Auto Receivables Trust, Ser 2020-2, Cl C
2.280%, 08/17/2026	77	77
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	93	93
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (B)	62	62
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (B)	473	471
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (B)	443	443
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (B)	712	713
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	221	214
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	1,464	1,444
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (B)	73	71
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (B)	285	283
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A1
5.793%, 06/20/2024 (B)	191	191
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (B)	530	528
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	82	81
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (B)	380	362
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl D
2.580%, 09/15/2025 (B)	301	296

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	$129	$129
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	210	209
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A2
6.110%, 09/15/2025	360	360
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/2026	245	245
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	220	220
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	177	169
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (B)	360	352
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	950	950
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	1,030	1,006
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/2025 (B)	15	15
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	755	734
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	142	139
Flagship Credit Auto Trust, Ser 2022-2, Cl A2
3.280%, 08/15/2025 (B)	308	307
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (B)	350	348
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (B)	535	535
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (B)	605	583
Ford Credit Auto Owner Trust, Ser 2020-REV1, Cl A
2.040%, 08/15/2031 (B)	2,700	2,556
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/2026	1,050	1,048
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	96	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	$23	$23
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (B)	356	355
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (B)	640	640
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (B)	1,850	1,848
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (B)	785	783
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (B)	235	234
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, 03/20/2025	742	731
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A4
1.960%, 02/20/2026	1,250	1,214
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	1,600	1,580
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A4
4.110%, 08/20/2026	350	342
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	640	638
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	1,710	1,709
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A4
0.580%, 01/16/2026	2,000	1,926
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	690	690
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (B)	1,420	1,414
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	933	929
Hyundai Auto Lease Securitization Trust, Ser 2021-C, Cl A4
0.480%, 09/15/2025 (B)	860	841

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (B)	$965	$952
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/2025 (B)	205	204
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	835	804
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	1,105	1,105
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	9	9
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (B)	207	205
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (B)	560	560
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	444	428
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (B)	329	314
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	410	410
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (B)	385	373
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (B)	1,665	1,646
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (B)	763	759
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (B)	303	302
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (B)	845	843
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (B)	74	74
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	235	234
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	1,600	1,549

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	$772	$765
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	1,550	1,516
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/2025	1	1
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	450	447
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl B
4.430%, 03/15/2027	705	691
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/2026	569	568
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	340	340
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	1,825	1,826
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (B)	1,025	973
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (B)	2,500	2,387
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (B)	500	500
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (B)	455	455
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (B)	615	601
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	1,155	1,153
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (B)	53	53
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (B)	183	183
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A3
0.510%, 06/16/2025 (B)	18	18
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (B)	30	30

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (B)	$167	$167
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (B)	173	172
USAA Auto Owner Trust, Ser 2022-A, Cl A3
4.860%, 11/16/2026 (B)	400	397
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	2,290	2,254
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (B)	675	642
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	336	333
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl A3
3.750%, 04/15/2026 (B)	500	492
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (B)	467	466
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (B)	960	959
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (B)	985	985
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (B)	2,025	2,024
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (B)	2,189	2,188
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (B)	316	310
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	233	224
World Omni Auto Receivables Trust, Ser 2023-C, Cl A2A
5.570%, 12/15/2026	1,935	1,933
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	650	649
		92,524

Credit Cards — 1.2%

Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	474	459

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CARDS II Trust, Ser 2021-1A, Cl A
0.602%, 04/15/2027 (B)	$2,400	$2,323
Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	635	613
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (B)	675	670
Master Credit Card Trust, Ser 2021-1A, Cl A
0.530%, 11/21/2025 (B)	1,435	1,382
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	525	507
		5,954

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.927%, TSFR1M + 0.794%, 01/25/2035 (A)	46	45

Other Asset-Backed Securities — 10.8%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	5	5
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	34	34
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	265	260
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	143	139
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	175	172
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (B)	340	338
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	247	242
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (B)	210	208
Apidos CLO XII, Ser 2018-12A, Cl AR
6.650%, TSFR3M + 1.342%, 04/15/2031 (A)(B)	922	918
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	283	250

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	$139	$137
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	451	445
Barings CLO, Ser 2021-2A, Cl AR
6.580%, TSFR3M + 1.272%, 10/15/2033 (A)(B)	1,000	995
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.520%, TSFR3M + 1.212%, 10/15/2030 (A)(B)	1,076	1,068
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	590	568
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (B)	362	359
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (B)	116	115
BSPRT Issuer, Ser 2022-FL8, Cl A
6.689%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	825	812
Carbone CLO, Ser 2017-1A, Cl A1
6.728%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	323	322
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.540%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	993	989
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.568%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	985	981
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	62	61
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (B)	515	515
CIFC Funding, Ser 2017-1A, Cl ARR
6.717%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	741	737
CIFC Funding, Ser 2018-3A, Cl AR
6.452%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	708	706
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	865	861
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	1,104	1,036
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (B)	641	631
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (B)	296	294

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (B)	$695	$695
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	194	187
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (B)	370	370
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (B)	424	402
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (B)	435	432
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (B)	460	458
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	79	76
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	1,290	1,268
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (B)	870	863
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	969	910
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	535	530
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (B)	475	473
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	400	398
John Deere Owner Trust, Ser 2023-B, Cl A2
5.590%, 06/15/2026	1,055	1,054
KKR CLO 21, Ser 2018-21, Cl A
6.570%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	772	768
KKR CLO, Ser 2017-11, Cl AR
6.750%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	704	698
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (B)	35	35
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (B)	1,575	1,574
LCM XXIV, Ser 2021-24A, Cl AR
6.568%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	776	772
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (B)	1,200	1,199
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.595%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	1,627	1,622

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Magnetite VIII, Ser 2018-8A, Cl AR2
6.550%, TSFR3M + 1.242%, 04/15/2031 (A)(B)	$663	$660
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	40	40
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (B)	124	123
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (B)	471	469
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (B)	441	439
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (B)	774	774
MF1, Ser 2022-FL8, Cl A
6.664%, TSFR1M + 1.350%, 02/19/2037 (A)(B)	750	738
Midocean Credit CLO V, Ser 2018-5A, Cl B1R
7.182%, TSFR3M + 1.862%, 07/19/2028 (A)(B)	1,206	1,202
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (B)	729	706
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	149	141
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (B)	885	884
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	291	268
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	741	668
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	362	315
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.492%, TSFR3M + 1.182%, 10/18/2030 (A)(B)	1,120	1,115
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
6.628%, TSFR3M + 1.302%, 04/20/2031 (A)(B)	595	593
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	291	281
OCP CLO, Ser 2018-5A, Cl A1R
6.692%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	298	297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
6.588%, TSFR3M + 1.262%, 03/17/2030 (A)(B)	$631	$629
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (B)	273	270
OZLM VII, Ser 2018-7RA, Cl A1R
6.580%, TSFR3M + 1.272%, 07/17/2029 (A)(B)	342	340
OZLM VIII, Ser 2021-8A, Cl A1R3
6.550%, TSFR3M + 1.242%, 10/17/2029 (A)(B)	453	451
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (B)	958	936
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (B)	900	856
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	97	97
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	67	66
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (B)	1,054	1,052
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R
6.568%, TSFR3M + 1.242%, 10/20/2030 (A)(B)	651	647
Symphony CLO XVIII, Ser 2021-18A, Cl X
6.357%, TSFR3M + 1.012%, 07/23/2033 (A)(B)	333	332
Symphony Static CLO I, Ser 2021-1A, Cl A
6.443%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	863	857
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	137	135
Verizon Master Trust, Ser 2021-2, Cl A
0.990%, 04/20/2028	1,250	1,185
Verizon Master Trust, Ser 2022-5, Cl A1A
3.720%, 07/20/2027	2,000	1,983
Verizon Master Trust, Ser 2022-7, Cl A1A
5.230%, 11/22/2027	1,775	1,766
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.460%, TSFR3M + 0.950%, 06/20/2029 (A)(B)	404	403
Volvo Financial Equipment LLC Series, Ser 2020-1A, Cl A3
0.510%, 10/15/2024 (B)	70	70
Voya CLO, Ser 2017-1A, Cl A1R
6.472%, TSFR3M + 1.162%, 01/18/2029 (A)(B)	337	336

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2018-2A, Cl A1R
6.583%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	$906	$900
		52,006

Total Asset-Backed Securities
(Cost $151,495) ($ Thousands)		150,529

MORTGAGE-BACKED SECURITIES — 15.9%
Agency Mortgage-Backed Obligations — 5.5%
FHLMC
5.125%, 01/27/2025	2,115	2,096
5.080%, 10/25/2024	1,950	1,937
4.050%, 07/21/2025 to 08/28/2025	3,540	3,456
4.000%, 12/30/2024 to 02/28/2025	3,595	3,524
2.250%, 03/25/2025	2,150	2,051
FHLMC ARM
5.287%, H15T1Y + 2.097%, 02/01/2030(A)	4	4
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	166	159
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	92	90
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	71	69
FHLMC CMO, Ser 2017-4721, Cl HV
3.500%, 09/15/2030	26	26
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	234	227
FHLMC Multifamily Structured Pass Through Certificates, Ser K043, Cl A2
3.062%, 12/25/2024	1,000	969
FHLMC Multifamily Structured Pass Through Certificates, Ser K727, Cl A2
2.946%, 07/25/2024	1,273	1,245
FHLMC Multifamily Structured Pass Through Certificates, Ser K728, Cl A2
3.064%, 08/25/2024(A)	963	942
FHLMC Multifamily Structured Pass Through Certificates, Ser K732, Cl A2
3.700%, 05/25/2025	1,410	1,371
FHLMC Multifamily Structured Pass Through Certificates, Ser K733, Cl A2
3.750%, 08/25/2025	2,051	1,991
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	980	941
FHLMC Multifamily Structured Pass Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	300	288

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KW07, Cl A1
3.600%, 07/25/2028	$975	$945
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.446%, 03/25/2026	427	409
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	705	675
FNMA
6.000%, 01/01/2027 to 04/01/2040	72	75
5.000%, 02/01/2024 to 03/01/2025	–	–
3.500%, 11/01/2034	502	489
3.000%, 10/01/2030	227	214
FNMA ARM
4.985%, RFUCCT6M + 1.769%, 09/01/2024(A)	–	1
4.686%, RFUCCT6M + 1.849%, 09/01/2024(A)	2	2
4.465%, H15T1Y + 2.215%, 01/01/2029(A)	3	3
4.245%, H15T1Y + 2.120%, 11/01/2025(A)	–	–
FNMA CMO, Ser 2001-33, Cl FA
5.852%, SOFR30A + 0.564%, 07/25/2031(A)	3	3
FNMA CMO, Ser 2002-64, Cl FG
5.595%, SOFR30A + 0.364%, 10/18/2032(A)	–	–
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	144	132
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	15	15
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	518	496
FNMA, Ser 2014-M9, Cl A2
3.103%, 07/25/2024(A)	1,016	993
FNMA, Ser 2015-M13, Cl A2
2.788%, 06/25/2025(A)	387	370
FNMA, Ser 2017-M13, Cl FA
5.582%, SOFR30A + 0.514%, 10/25/2024(A)	44	43
FREMF 2015-K49 Mortgage Trust, Ser 2015-K49, Cl B
3.849%, 10/25/2048(A)(B)	375	359
FREMF Mortgage Trust, Ser 2014-K37, Cl B
4.761%, 01/25/2047(A)(B)	125	124

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	$60	$59

		26,793
Non-Agency Mortgage-Backed Obligations — 10.4%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	29	27
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	218	199
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	288	263
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	162	149
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	227	204
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	563	464
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	458	379
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	793	656
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	133	121
Banc of America Commercial Mortgage Trust, Ser BNK3, Cl ASB
3.366%, 02/15/2050	271	260
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
5.237%, 07/25/2035(A)	32	29
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.898%, 11/25/2035(A)	5	5
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	173	164
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	345	331
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.758%, 06/25/2035(A)	14	13
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
5.608%, 08/25/2035(A)	38	34
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	285	266

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BFLD Trust, Ser 2020-OBRK, Cl A
7.475%, TSFR1M + 2.164%, 11/15/2028(A)(B)	$840	$838
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.430%, 09/15/2054(A)	756	742
BPR Trust, Ser 2021-TY, Cl A
6.476%, TSFR1M + 1.164%, 09/15/2038(A)(B)	1,000	962
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	113	107
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	233	203
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	185	172
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	381	335
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	114	108
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(B)	163	157
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.345%, TSFR1M + 1.034%, 10/15/2036(A)(B)	621	619
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
6.505%, TSFR1M + 1.194%, 10/15/2036(A)(B)	977	971
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.077%, TSFR1M + 0.767%, 05/15/2038(A)(B)	775	760
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.125%, TSFR1M + 0.814%, 09/15/2036(A)(B)	540	525
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
6.375%, TSFR1M + 1.064%, 01/15/2034(A)(B)	561	550
BX Trust, Ser 2021-LGCY, Cl A
5.931%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,168
BX Trust, Ser 2022-LBA6, Cl A
6.311%, TSFR1M + 1.000%, 01/15/2039(A)(B)	670	656

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	$557	$533
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054(A)(B)	39	38
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.488%, SOFR30A + 1.200%, 02/25/2050(A)(B)	460	429
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.969%, TSFR1M + 0.654%, 02/25/2035(A)	7	7
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	767	748
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	392	382
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	124	120
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	625	623
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.664%, 09/25/2034(A)	9	8
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.416%, 03/25/2036(A)	49	38
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.791%, 02/25/2058(A)(B)	155	148
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	310	267
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065(A)(B)	15	15
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	153	134
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	67	62
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	411	330
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	539	412
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	169	147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	$929	$727
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	812	652
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	431	361
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	733	602
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(B)(C)	599	548
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	452	339
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	457	381
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	721	591
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	132	120
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	170	146
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	56	50
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	95	79
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	295	235
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.127%, TSFR1M + 0.815%, 11/15/2038(A)(B)	1,060	1,037
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.805%, TSFR1M + 1.494%, 07/15/2038(A)(B)	477	471
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
10.402%, SOFR30A + 5.114%, 11/25/2024(A)	33	34
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.302%, SOFR30A + 6.014%, 10/25/2028(A)	301	321
FREMF Mortgage Trust, Ser 2014-K37, Cl C
4.761%, 01/25/2047(A)(B)	500	494

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)(C)	$112	$101
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	544	493
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	346	289
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	450	364
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,270	991
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.352%, 11/19/2035(A)	88	75
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	192	183
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	410	392
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
5.100%, 07/25/2035(A)	95	51
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.702%, 05/25/2037(A)	79	44
Impac CMB Trust, Ser 2004-9, Cl 1A1
6.189%, TSFR1M + 0.874%, 01/25/2035(A)	16	14
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.949%, TSFR1M + 0.634%, 04/25/2035(A)	19	18
Impac CMB Trust, Ser 2005-3, Cl A1
5.909%, TSFR1M + 0.594%, 08/25/2035(A)	22	20
Impac CMB Trust, Ser 2005-5, Cl A1
6.069%, TSFR1M + 0.434%, 08/25/2035(A)	15	14
Impac CMB Trust, Ser 2005-8, Cl 1A
5.949%, TSFR1M + 0.634%, 02/25/2036(A)	46	42
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	612	499
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	419	329
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	425	349
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	128	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
5.055%, 08/25/2035(A)	$18	$15
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.998%, 05/25/2037(A)	42	37
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.761%, 10/25/2029(A)(B)	1,016	957
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.179%, TSFR1M + 0.864%, 04/25/2046(A)(B)	139	133
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
6.588%, SOFR30A + 1.300%, 03/25/2051(A)(B)	880	825
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
6.306%, TSFR1M + 0.996%, 05/15/2036(A)(B)	290	289
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	559	558
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.020%, 06/25/2037(A)	56	35
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	92	84
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	90	83
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	112	102
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	248	222
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	348	288
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.525%, TSFR1M + 1.215%, 04/15/2038(A)(B)	2,050	2,015
MHP, Ser 2021-STOR, Cl A
6.126%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	319
MHP, Ser 2022-MHIL, Cl A
6.125%, TSFR1M + 0.815%, 01/15/2027(A)(B)	379	370
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	585	567
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	61	59

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	$137	$133
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	1,736	1,656
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	276	253
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	121	118
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	286	275
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	1,000	976
MortgageIT Trust, Ser 2005-5, Cl A1
5.949%, TSFR1M + 0.634%, 12/25/2035(A)	40	38
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	136	128
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	332	311
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.894%, 09/25/2057(A)(B)	140	128
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	58	53
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	263	238
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	104	96
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	135	120
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	657	534
OBX Trust, Ser 2018-1, Cl A2
6.079%, TSFR1M + 0.764%, 06/25/2057(A)(B)	24	23
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	613	476
Paragon Mortgages, Ser 2006-12A, Cl A2C
5.846%, TSFR3M + 0.220%, 11/15/2038(A)(B)	61	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)(C)	$225	$198
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.926%, 07/27/2037(A)	63	47
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	43	41
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.969%, TSFR1M + 0.540%, 01/20/2035(A)	7	6
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	10	10
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	919	711
SREIT Trust, Ser 2021-MFP, Cl B
6.505%, TSFR1M + 1.194%, 11/15/2038(A)(B)	900	883
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	304	259
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	19	17
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	60	55
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	155	137
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	550	439
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	389	329
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	82	81
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	78	77
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	265	251
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.118%, TSFR1M + 0.714%, 02/25/2057(A)(B)	132	132
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	74	70

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	$207	$198
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
6.429%, TSFR1M + 1.114%, 10/25/2059(A)(B)	215	214
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	705	654
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	148	145
TTAN, Ser 2021-MHC, Cl B
6.526%, TSFR1M + 1.214%, 03/15/2038(A)(B)	601	592
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	201	191
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	681	646
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	210	199
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)(C)	59	57
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	78	75
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)(C)	27	26
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)(C)	132	121
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	245	208
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	320	273
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	330	278
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	358	319
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	471	403
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	284	250
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.839%, 03/25/2036(A)	64	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	$225	$218
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	273	265
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	126	120

		50,284
Total Mortgage-Backed Securities
(Cost $82,098) ($ Thousands)		77,077

U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bills
5.441%, 02/22/2024 (D)	2,850	2,777
5.410%, 12/26/2023 (D)	1,000	983
5.400%, 12/19/2023 (D)	2,475	2,435
5.353%, 11/14/2023 (D)	2,450	2,423
5.339%, 11/07/2023 (D)	3,000	2,971
5.300%, 10/05/2023 (D)	5,000	4,975
5.273%, 09/12/2023 (D)	2,500	2,496
5.239%, 10/17/2023 (D)	5,000	4,966
U.S. Treasury Notes
2.000%, 04/30/2024	4,525	4,425
0.375%, 04/15/2024	15,950	15,457
0.250%, 06/15/2024	6,000	5,764
0.125%, 12/15/2023	10,325	10,173

Total U.S. Treasury Obligations
(Cost $60,005) ($ Thousands)		59,845

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
FHLB
5.740%, 04/08/2024	2,750	2,746
5.620%, 07/30/2024	3,000	2,993
5.550%, 07/19/2024	1,475	1,470
5.460%, 07/19/2024	1,475	1,470
5.300%, 05/22/2024	850	847
5.300%, 05/28/2024	850	847
5.000%, 11/09/2023	850	849
4.875%, 11/07/2023	75	75
FHLMC
5.820%, 03/20/2025	1,205	1,205
5.750%, 08/28/2025	3,750	3,754
5.300%, 01/27/2026	1,900	1,881

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
5.505%, 07/26/2024	$3,550	$3,543
3.875%, 08/28/2024	2,225	2,190

Total U.S. Government Agency Obligations
(Cost $23,955) ($ Thousands)		23,870

MUNICIPAL BONDS — 1.4%
District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Sub-Ser D, RB
1.672%, 10/01/2023	565	563

Florida — 0.1%
County of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.504%, 10/01/2024	440	425

Illinois — 0.1%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	145	144
Illinois Finance Authority, RB
6.535%, 07/01/2024	305	305

		449

Massachusetts — 0.3%
Massachusetts School Building Authority, Sub-Ser B, RB
2.078%, 10/15/2023	1,345	1,340

South Carolina — 0.5%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023 (E)	2,470	2,458

Texas — 0.3%
City of San Antonio Texas, RB
5.635%, 02/01/2026	1,650	1,656

Total Municipal Bonds
(Cost $6,926) ($ Thousands)		6,891

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 0.5%
Australia & New Zealand Banking Group
5.619%, 12/12/2023 (D)	$2,150	$2,117

Total Commercial Paper
(Cost $2,117) ($ Thousands)		2,117

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	786,333	786

Total Cash Equivalent
(Cost $786) ($ Thousands)		786

	Face Amount (Thousands)
REPURCHASE AGREEMENTS(F) — 0.5%
Barclays
5.300%, dated 8/31/2023 to be repurchased on 9/1/2023, repurchase price $1,200,178 (collateralized by U.S. Government Agency, par value $1,332,300, 0.250%, 06/30/2025, with a total market value of $1,224,026)	$1,200	1,200
BNP Paribas
5.300%, dated 8/31/2023 to be repurchased on 9/1/2023, repurchase price $1,300,193 (collateralized by various U.S. Government Agencies, ranging in par value $1,000 - $2,174,723, 2.500% - 6.500%, 02/01/2039 - 08/01/2053, with a total market value of $1,326,000)	1,300	1,300

Total Repurchase Agreements
(Cost $2,500) ($ Thousands)		2,500

Total Investments in Securities — 100.2%
(Cost $492,201) ($ Thousands)		$485,007

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	34	Dec-2023	$6,907	$6,929	$22

Short Contracts
U.S. 5-Year Treasury Note	(23)	Dec-2023	$(2,441)	$(2,459)	$(18)
U.S. 10-Year Treasury Note	(41)	Dec-2023	(4,512)	(4,552)	(40)
			(6,953)	(7,011)	(58)
			$(46)	$(82)	$(36)

Percentages are based on Net Assets of $484,208 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $168,554 ($ Thousands), representing 34.8% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Security is escrowed to maturity.
(F)	Tri-Party Repurchase Agreement.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended August 31, 2023:

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,166	$149,168	$(149,548)	$—	$—	$786	$97	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 94.0%
Angola — 0.8%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$3,520	$3,291
Angolan Government International Bond
9.500%, 11/12/2025 (A)		161	158
9.375%, 05/08/2048		5,503	4,195
8.750%, 04/14/2032		5,639	4,624
8.750%, 04/14/2032 (A)		855	701
8.250%, 05/09/2028		1,346	1,175
8.250%, 05/09/2028 (A)		430	376
Angolan Government International Bond MTN
9.125%, 11/26/2049		254	188
8.000%, 11/26/2029		741	610
			15,318

Argentina — 1.0%
Argentine Republic Government International Bond
3.625%, 07/09/2024 (B)		22,977	6,771
3.500%, 07/09/2041 (B)		11,264	3,477
0.750%, 07/09/2027 (B)		9,957	3,324
0.500%, 07/09/2029	EUR	13	4
Provincia de Buenos Aires MTN
6.375%, 09/01/2024 (B)		$7,823	2,932
4.000%, 09/01/2024 (B)	EUR	977	265
Provincia de Cordoba
6.875%, 12/10/2025 (A)(B)		$721	606
Rio Energy
6.875%, 02/01/2025 (A)		372	275
			17,654

Armenia — 0.1%
Armenia International Bond
3.950%, 09/26/2029		250	209
3.600%, 02/02/2031		2,257	1,779
			1,988

Austrailia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		323	268

Azerbaijan — 0.7%
Azerbaijan International Bond
5.125%, 09/01/2029		2,354	2,231
Southern Gas Corridor CJSC
6.875%, 03/24/2026		5,959	6,011
6.875%, 03/24/2026 (A)		512	516
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		4,011	4,121
6.950%, 03/18/2030		540	555
			13,434

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahamas — 0.1%
Bahamas Government International Bond
6.000%, 11/21/2028		$1,370	$1,123

Bahrain — 1.0%
Bahrain Government International Bond
7.750%, 04/18/2035 (A)		1,181	1,210
5.625%, 09/30/2031		3,040	2,797
5.625%, 09/30/2031 (A)		605	556
5.450%, 09/16/2032		3,289	2,950
Bahrain Government International Bond MTN
5.625%, 05/18/2034 (A)		3,557	3,126
5.250%, 01/25/2033		1,840	1,612
5.250%, 01/25/2033 (A)		200	175
4.250%, 01/25/2028		2,055	1,901
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (A)		1,359	1,208
3.875%, 05/18/2029		768	683
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		810	855
8.375%, 11/07/2028		600	634
			17,707

Benin — 0.1%
Benin Government International Bond
6.875%, 01/19/2052	EUR	115	86
4.950%, 01/22/2035		1,321	1,004
4.875%, 01/19/2032		156	126
			1,216

Bermuda — 0.1%
Bermuda Government International Bond
5.000%, 07/15/2032		$592	567
4.750%, 02/15/2029		1,374	1,325
3.717%, 01/25/2027		393	371
2.375%, 08/20/2030		306	250
			2,513

Bolivia — 0.0%
Bolivian Government International Bond
4.500%, 03/20/2028		883	548

Brazil — 6.9%
Braskem Netherlands Finance BV
7.250%, 02/13/2033 (A)		1,839	1,742
Brazil Letras do Tesouro Nacional
0.000%, 01/01/2025 (C)	BRL	111,525	19,718
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$1,264	1,235
5.333%, 02/15/2028		645	630
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	435	382
6.000%, 08/15/2050		623	547

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2025	BRL	68,332	$13,691
10.000%, 01/01/2027		106,698	21,277
10.000%, 01/01/2029		100,014	19,532
10.000%, 01/01/2031		32,640	6,267
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		390	342
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		53,935	10,199
Brazilian Government International Bond
6.000%, 10/20/2033		$6,532	6,353
5.625%, 02/21/2047		2,318	1,935
5.000%, 01/27/2045		2,628	2,043
4.750%, 01/14/2050		8,105	5,947
3.750%, 09/12/2031		750	644
2.875%, 06/06/2025		430	410
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	202
CSN Inova Ventures
6.750%, 01/28/2028 (A)		800	753
CSN Resources
4.625%, 06/10/2031 (A)		804	611
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (A)		866	750
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		1,804	1,209
7.250%, 06/30/2031		406	272
Minerva Luxembourg
4.375%, 03/18/2031 (A)		462	368
MV24 Capital BV
6.748%, 06/01/2034 (A)		540	486
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	3,800
Petrobras Global Finance BV
6.500%, 07/03/2033		1,245	1,215
Suzano Austria GmbH
7.000%, 03/16/2047 (A)		572	572
6.000%, 01/15/2029		406	403
5.000%, 01/15/2030		687	639
			124,174

Cameroon — 0.1%
Cameroon International Bond
5.950%, 07/07/2032	EUR	1,413	1,054

Cayman Islands — 0.1%
Neon Capital MTN
2.216%, 01/06/2028 (D)(E)	JPY	257,369	1,581

Chile — 2.0%
ALFA Desarrollo SPA
4.550%, 09/27/2051 (A)		$352	255

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
ATP Tower Holdings LLC
4.050%, 04/27/2026 (A)	CLP	381	$334
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,691	1,551
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	1,322,325	1,479
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		516,535	664
6.000%, 04/01/2033 (A)		1,050,000	1,251
5.000%, 10/01/2028 (A)		1,420,000	1,612
5.000%, 03/01/2035		405,000	445
4.700%, 09/01/2030 (A)		1,245,000	1,375
4.500%, 03/01/2026		1,445,000	1,637
2.800%, 10/01/2033 (A)		625,000	568
Cencosud
4.375%, 07/17/2027 (A)		$2,283	2,147
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)		808	820
Chile Government International Bond
4.950%, 01/05/2036		8,364	8,065
4.000%, 01/31/2052		625	494
3.860%, 06/21/2047		785	617
3.500%, 01/31/2034		2,787	2,411
3.250%, 09/21/2071		574	359
3.100%, 05/07/2041		597	434
3.100%, 01/22/2061		3,846	2,418
2.750%, 01/31/2027		1,050	975
2.550%, 01/27/2032 (F)		559	469
2.550%, 07/27/2033		2,560	2,054
2.450%, 01/31/2031		273	232
1.875%, 05/27/2030	EUR	230	217
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		$500	323
3.068%, 08/18/2050		300	179
Empresa Nacional del Petroleo
6.150%, 05/10/2033 (A)		218	215
4.500%, 09/14/2047		350	260
3.450%, 09/16/2031 (A)		504	415
Nacional del Cobre de Chile
5.125%, 02/02/2033 (A)		403	386
3.750%, 01/15/2031 (A)		234	208
3.700%, 01/30/2050 (A)		469	329
3.000%, 09/30/2029		1,050	908
			36,106

China — 3.0%
Alibaba Group Holding Ltd
3.250%, 02/09/2061		208	120
Blossom Joy
3.100% (D)(G)		243	229
China Government Bond
3.810%, 09/14/2050	CNY	8,200	1,307

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.720%, 04/12/2051	CNY	3,800	$598
3.530%, 10/18/2051		13,060	1,993
3.280%, 12/03/2027		18,800	2,682
3.270%, 11/19/2030		9,100	1,314
3.190%, 04/15/2053		6,730	976
3.120%, 10/25/2052		14,570	2,069
3.010%, 05/13/2028		2,000	282
2.910%, 10/14/2028		5,000	701
2.890%, 11/18/2031		3,000	420
2.880%, 02/25/2033		64,420	9,038
2.800%, 03/24/2029		4,700	655
2.800%, 03/25/2030		30,960	4,307
2.790%, 12/15/2029		4,500	626
2.790%, 12/15/2029		2,000	278
2.750%, 06/15/2029		5,000	696
2.690%, 08/12/2026		6,000	833
2.670%, 05/25/2033		9,700	1,340
2.640%, 01/15/2028		84,800	11,742
2.620%, 09/25/2029		4,000	552
2.620%, 06/25/2030		11,000	1,514
2.600%, 09/01/2032		3,300	451
China Government International Bond
3.250%, 10/19/2023		$1,975	1,971
1.250%, 10/26/2026 (A)		843	757
0.550%, 10/21/2025		428	389
0.400%, 10/21/2023		3,404	3,383
Chinalco Capital Holdings
2.125%, 06/03/2026		632	575
Chinalco Capital Holdings Ltd
4.100% (D)(G)		307	300
Dianjian Haiyu Ltd
4.300% (D)(G)		205	202
Meituan
3.050%, 10/28/2030		238	188
Powerchina Roadbridge Group British Virgin Islands
3.080% (D)(G)		423	393
Shimao Group Holdings
5.600%, 07/15/2026 (H)		2,542	118
5.200%, 01/30/2025 (H)		2,111	96
Tencent Holdings MTN
3.240%, 06/03/2050 (A)		620	377
			53,472

Colombia — 5.9%
AI Candelaria Spain (A)
7.500%, 12/15/2028		503	465
5.750%, 06/15/2033		1,280	937
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,891
9.850%, 06/28/2027		994,000	238
8.000%, 04/20/2033		$8,135	8,410
7.500%, 02/02/2034		4,751	4,714

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.125%, 01/18/2041		$5,826	$4,800
5.625%, 02/26/2044		1,555	1,176
5.200%, 05/15/2049		4,415	3,096
5.000%, 06/15/2045		1,038	727
4.500%, 03/15/2029		1,032	917
4.125%, 02/22/2042		1,278	825
4.125%, 05/15/2051		658	395
3.875%, 02/15/2061		1,115	624
3.000%, 01/30/2030		1,924	1,527
Colombian TES
13.250%, 02/09/2033	COP	21,741,700	6,097
10.000%, 07/24/2024		7,805,900	1,942
9.250%, 05/28/2042		18,805,200	3,986
7.750%, 09/18/2030		7,800,300	1,681
7.500%, 08/26/2026		32,822,000	7,538
7.250%, 10/18/2034		40,185,900	7,680
7.250%, 10/26/2050		6,253,600	1,046
7.000%, 03/26/2031		32,245,900	6,528
7.000%, 03/26/2031		1,757,100	356
7.000%, 06/30/2032		47,855,500	9,352
6.250%, 11/26/2025		5,300,000	1,211
6.250%, 07/09/2036		3,903,100	660
6.000%, 04/28/2028		64,534,000	13,488
5.750%, 11/03/2027		27,706,500	5,818
Ecopetrol
8.875%, 01/13/2033		$520	527
8.625%, 01/19/2029		932	950
6.875%, 04/29/2030		686	639
5.875%, 11/02/2051		504	341
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	4,600,000	914
7.625%, 09/10/2024		2,224,000	512
7.625%, 09/10/2024		1,827,000	420
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	324
7.875%, 08/12/2024		1,095,000	252
Geopark
5.500%, 01/17/2027 (A)		$1,056	913
Gran Tierra Energy
7.750%, 05/23/2027 (A)		754	599
Grupo Aval
4.375%, 02/04/2030 (A)		1,083	859
SierraCol Energy Andina LLC
6.000%, 06/15/2028 (A)		1,819	1,379
			106,754

Costa Rica — 0.4%
Costa Rica Government International Bond
7.000%, 04/04/2044		420	416
7.000%, 04/04/2044		250	247
6.550%, 04/03/2034 (A)		1,744	1,756
6.550%, 04/03/2034		4,117	4,145
			6,564

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Côte d'Ivoire — 0.6%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	2,734	$2,223
6.625%, 03/22/2048		3,844	2,908
6.625%, 03/22/2048		883	668
6.125%, 06/15/2033		$944	805
5.875%, 10/17/2031 (A)	EUR	198	179
5.250%, 03/22/2030		2,571	2,355
4.875%, 01/30/2032		1,085	905
			10,043

Czechia — 2.0%
Czech Republic Government Bond
6.200%, 06/16/2031	CZK	18,270	917
6.000%, 02/26/2026		18,550	861
5.750%, 03/29/2029		8,860	423
5.500%, 12/12/2028		55,250	2,610
5.000%, 09/30/2030		17,000	789
4.900%, 04/14/2034		9,660	453
4.200%, 12/04/2036		12,390	546
3.500%, 05/30/2035		25,950	1,071
2.750%, 07/23/2029		65,810	2,706
2.500%, 08/25/2028		193,090	7,935
2.400%, 09/17/2025		18,270	781
2.000%, 10/13/2033		180,500	6,584
1.950%, 07/30/2037		8,350	281
1.750%, 06/23/2032		39,200	1,428
1.500%, 04/24/2040		8,730	255
1.200%, 03/13/2031		67,440	2,428
1.000%, 06/26/2026		77,590	3,151
0.950%, 05/15/2030		47,180	1,705
0.250%, 02/10/2027		29,920	1,161
0.050%, 11/29/2029		24,770	855
			36,940

Dominican Republic — 1.8%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	405,090	7,444
Dominican Republic International Bond
9.750%, 06/05/2026		24,700	442
7.450%, 04/30/2044		$2,024	1,946
7.450%, 04/30/2044 (A)		587	565
7.050%, 02/03/2031		7,194	7,148
6.850%, 01/27/2045		2,678	2,393
6.500%, 02/15/2048		6,323	5,401
6.400%, 06/05/2049		750	628
6.000%, 02/22/2033		3,313	3,051
5.875%, 01/30/2060		4,838	3,707
5.500%, 02/22/2029		345	322
			33,047

Ecuador — 0.7%
Ecuador Government International Bond
6.000%, 07/31/2024 (A)(B)		4,759	2,317

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 07/31/2024 (B)		$8,115	$3,950
3.500%, 07/31/2024 (A)(B)		3,646	1,332
3.500%, 07/31/2024 (B)		12,586	4,599
2.500%, 07/31/2024 (A)(B)		1,527	498
0.000%, 07/31/2030 (A)(C)		949	263
0.000%, 07/31/2030 (C)		100	28
			12,987

Egypt — 1.1%
Arab Republic of Egypt
5.875%, 06/11/2025 (A)		605	492
Egypt Government Bond
14.664%, 10/06/2030	EGP	7,247	154
Egypt Government International Bond
8.875%, 05/29/2050		$3,290	1,754
8.700%, 03/01/2049 (A)		254	134
7.625%, 05/29/2032		7,048	4,041
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,044	2,663
7.300%, 09/30/2033		1,544	850
6.375%, 04/11/2031	EUR	2,820	1,684
6.375%, 04/11/2031 (A)		2,298	1,372
5.800%, 09/30/2027 (A)		$2,550	1,685
5.800%, 09/30/2027		1,230	813
5.625%, 04/16/2030	EUR	1,678	997
4.750%, 04/11/2025 (A)		915	792
4.750%, 04/11/2025		633	548
4.750%, 04/16/2026		1,409	1,068
4.750%, 04/16/2026 (A)		664	503
3.875%, 02/16/2026 (A)		$468	336
			19,886

El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		9,474	7,363
8.625%, 02/28/2029		1,383	1,077
8.250%, 04/10/2032		1,006	769
7.650%, 06/15/2035		283	201
7.125%, 01/20/2050		328	220
6.375%, 01/18/2027 (A)		396	311
			9,941

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024		431	281
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		3,371	2,200
			2,481

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031 (A)		930	673
7.000%, 11/24/2031		233	168
6.950%, 06/16/2025 (A)		945	793

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.375%, 12/12/2024 (A)		$466	$423
			2,057

Georgia — 0.0%
Georgian Railway JSC
4.000%, 06/17/2028 (A)		686	592

Ghana — 0.8%
Ghana Government Bond
19.250%, 12/18/2023	GHS	5,730	473
Ghana Government International Bond
10.750%, 10/14/2030		$6,925	4,708
10.750%, 10/14/2030 (A)		976	664
8.950%, 03/26/2051		2,983	1,230
8.875%, 05/07/2042		2,156	888
8.750%, 03/11/2061		1,039	426
8.627%, 06/16/2049		902	372
8.625%, 04/07/2034		4,542	1,987
8.125%, 03/26/2032		593	256
7.875%, 02/11/2035		2,047	901
7.750%, 04/07/2029		1,321	565
7.625%, 05/16/2029		2,012	860
6.375%, 02/11/2027		403	174
Tullow Oil (A)
10.250%, 05/15/2026		477	393
7.000%, 03/01/2025		1,747	1,206
			15,103

Guatemala — 0.9%
CT Trust
5.125%, 02/03/2032 (A)		1,164	958
Guatemala Government Bond
6.600%, 06/13/2036		2,847	2,847
6.600%, 06/13/2036 (A)		5,425	5,424
6.125%, 06/01/2050		3,282	2,987
5.375%, 04/24/2032		560	532
4.500%, 05/03/2026		941	902
3.700%, 10/07/2033 (A)		1,845	1,485
3.700%, 10/07/2033		855	688
Millicom International Cellular
4.500%, 04/27/2031 (A)		733	579
			16,402

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	454
5.625%, 06/24/2030 (F)		1,843	1,582
			2,036

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		1,026	647

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Hungary — 2.8%
Hungary Government Bond
9.500%, 10/21/2026	HUF	853,370	$2,507
6.750%, 10/22/2028		4,126,490	11,496
5.500%, 06/24/2025		556,130	1,493
4.750%, 11/24/2032		2,153,910	5,185
4.500%, 03/23/2028		1,829,340	4,635
4.500%, 05/27/2032		213,200	506
3.250%, 10/22/2031		442,450	988
3.000%, 10/27/2027		526,070	1,272
3.000%, 08/21/2030		602,080	1,322
3.000%, 10/27/2038		591,790	1,048
3.000%, 04/25/2041		253,710	422
2.250%, 04/20/2033		769,200	1,503
2.000%, 05/23/2029		1,383,570	3,052
Hungary Government International Bond
6.750%, 09/25/2052 (A)		$2,423	2,455
6.750%, 09/25/2052		283	287
6.125%, 05/22/2028		3,701	3,752
6.125%, 05/22/2028 (A)		2,622	2,658
3.125%, 09/21/2051		3,975	2,395
3.125%, 09/21/2051 (A)		584	352
2.125%, 09/22/2031 (A)		1,838	1,412
1.750%, 06/05/2035	EUR	2,232	1,689
1.500%, 11/17/2050		800	449
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027 (A)		$329	326
			51,204

India — 0.4%
Adani Electricity Mumbai
3.949%, 02/12/2030		1,169	859
3.949%, 02/12/2030 (A)		720	529
Export-Import Bank of India
5.500%, 01/18/2033		995	979
Export-Import Bank of India MTN
3.250%, 01/15/2030		945	820
2.250%, 01/13/2031		1,052	834
Greenko Power II
4.300%, 12/13/2028		678	586
Network i2i
5.650%, H15T5Y + 4.277% (A)(D)(G)		290	282
Power Finance MTN
3.950%, 04/23/2030 (A)		786	696
Reliance Industries (A)
3.625%, 01/12/2052		986	670
2.875%, 01/12/2032		1,175	963
Vedanta Resources Finance II
8.950%, 03/11/2025		1,070	700
			7,918

Indonesia — 6.6%
Indonesia Asahan Aluminium (A)
5.800%, 05/15/2050		1,683	1,439

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.710%, 11/15/2023		$866	$865
Indonesia Government International Bond
8.500%, 10/12/2035		2,310	2,938
8.500%, 10/12/2035		400	509
5.650%, 01/11/2053		4,216	4,300
5.450%, 09/20/2052		450	442
4.850%, 01/11/2033		5,827	5,713
4.750%, 02/11/2029		534	520
4.650%, 09/20/2032		2,109	2,037
4.550%, 01/11/2028		1,862	1,819
4.150%, 09/20/2027		255	246
3.550%, 03/31/2032		613	543
3.500%, 01/11/2028		2,386	2,230
2.850%, 02/14/2030		2,107	1,846
1.400%, 10/30/2031	EUR	1,430	1,228
1.300%, 03/23/2034		1,087	853
1.100%, 03/12/2033		1,000	790
Indonesia Government International Bond MTN
3.750%, 06/14/2028		712	759
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	53,386,000	3,929
8.750%, 05/15/2031		60,855,000	4,537
8.375%, 03/15/2034		22,103,000	1,651
8.375%, 04/15/2039		69,773,000	5,291
8.250%, 05/15/2029		48,237,000	3,452
8.250%, 05/15/2036		102,313,000	7,621
8.125%, 05/15/2024		45,364,000	3,012
7.500%, 08/15/2032		30,597,000	2,147
7.500%, 06/15/2035		43,344,000	3,062
7.500%, 05/15/2038		22,818,000	1,612
7.500%, 04/15/2040		41,557,000	2,938
7.125%, 06/15/2038		62,596,000	4,351
7.125%, 06/15/2042		36,017,000	2,449
7.125%, 06/15/2043		81,524,000	5,614
7.000%, 05/15/2027		27,100,000	1,820
7.000%, 09/15/2030		25,316,000	1,719
7.000%, 02/15/2033		112,998,000	7,730
6.875%, 08/15/2051		41,800,000	2,784
6.625%, 05/15/2033		16,461,000	1,099
6.500%, 06/15/2025		12,559,000	827
6.500%, 02/15/2031		10,160,000	671
6.375%, 08/15/2028		50,706,000	3,344
6.375%, 04/15/2032		123,338,000	8,080
6.375%, 07/15/2037		2,200,000	144
5.125%, 04/15/2027		26,605,000	1,685
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	581
Minejesa Capital BV (A)
5.625%, 08/10/2037		1,448	1,137
4.625%, 08/10/2030		582	525

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pertamina Persero MTN
3.650%, 07/30/2029 (A)		$985	$897
Perusahaan Penerbit SBSN Indonesia III
4.700%, 06/06/2032		512	499
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	1,143	952
1.875%, 11/05/2031		350	292
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$1,070	1,008
5.250%, 10/24/2042		1,097	956
5.250%, 05/15/2047		710	603
4.375%, 02/05/2050 (A)		355	260
3.375%, 02/05/2030		206	179
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		1,015	956
			119,491

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,550	1,423

Israel — 0.2%
Bank Leumi Le-Israel
3.275%, H15T5Y + 1.631%, 01/29/2031 (A)(D)		592	532
Israel Government International Bond
4.500%, 01/17/2033		1,354	1,300
4.500%, 04/03/2120		1,243	954
Leviathan Bond
6.750%, 06/30/2030 (A)		550	515
			3,301

Jordan — 0.3%
Jordan Government International Bond
7.750%, 01/15/2028 (A)		392	402
7.500%, 01/13/2029 (A)		3,144	3,166
7.500%, 01/13/2029		437	440
7.375%, 10/10/2047		920	803
7.375%, 10/10/2047 (A)		62	54
			4,865

Kazakhstan — 1.0%
Kazakhstan Government International Bond
4.875%, 10/14/2044		2,424	2,154
4.875%, 10/14/2044 (A)		1,180	1,049
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)		1,548	1,622
2.375%, 11/09/2028 (A)	EUR	750	734
1.500%, 09/30/2034		1,975	1,564

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	$2,818	$2,350
6.375%, 10/24/2048	350	292
5.750%, 04/19/2047 (A)	3,649	2,930
5.375%, 04/24/2030 (A)	945	859
3.500%, 04/14/2033	829	622
3.500%, 04/14/2033 (A)	802	602
KazMunayGas National JSC MTN
5.375%, 04/24/2030	1,420	1,290
QazaqGaz NC JSC
4.375%, 09/26/2027 (A)	533	489
4.375%, 09/26/2027	341	313
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)	630	482
		17,352

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048	2,478	1,846
8.000%, 05/22/2032	570	471
7.000%, 05/22/2027	3,071	2,718
7.000%, 05/22/2027 (A)	423	374
6.875%, 06/24/2024 (A)	1,571	1,489
Republic of Kenya Government International Bond
6.300%, 01/23/2034	540	390
		7,288

Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (A)	250	252
NBK SPC
1.625%, SOFRRATE + 1.050%, 09/15/2027 (A)(D)	560	497
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(D)(G)	693	638
		1,387

Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034 (H)	11,222	851
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (H)	11,723	914
7.000%, 03/20/2028 (H)	2,671	198
6.850%, 05/25/2029 (H)	522	41
6.650%, 11/03/2028 (H)	3,507	273
6.650%, 02/26/2030 (H)	2,063	161
6.600%, 11/27/2026 (H)	2,218	172
6.400%, 05/26/2023 (H)	2,645	205
6.375%, 12/31/2023 (H)	8,235	647
6.250%, 05/27/2022 (H)	409	32
6.150%, 12/31/2023 (H)	4,039	315

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.100%, 10/04/2022 (H)		$3,411	$266
6.100%, 10/04/2022 (H)		2,501	195
5.800%, 04/14/2023 (H)		6,282	489
			4,759

Macao — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028		507	429
6.000%, 07/15/2025		119	113
			542

Malaysia — 5.5%
Khazanah Capital MTN
4.876%, 06/01/2033		2,715	2,643
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		1,110	1,091
Malaysia Government Bond
5.248%, 09/15/2028	MYR	4,975	1,149
4.935%, 09/30/2043		1,200	281
4.921%, 07/06/2048		3,873	904
4.893%, 06/08/2038		10,500	2,472
4.762%, 04/07/2037		3,291	759
4.696%, 10/15/2042		9,665	2,225
4.642%, 11/07/2033		2,300	528
4.504%, 04/30/2029		10,681	2,386
4.498%, 04/15/2030		10,421	2,341
4.254%, 05/31/2035		17,785	3,901
4.232%, 06/30/2031		2,000	442
4.181%, 07/15/2024		22	5
4.065%, 06/15/2050		12,619	2,598
3.955%, 09/15/2025		51,708	11,246
3.906%, 07/15/2026		25,576	5,575
3.900%, 11/30/2026		9,147	1,993
3.899%, 11/16/2027		14,200	3,093
3.885%, 08/15/2029		31,087	6,740
3.882%, 03/14/2025		10,555	2,294
3.828%, 07/05/2034		49,153	10,436
3.757%, 05/22/2040		29,217	5,998
3.733%, 06/15/2028		35,750	7,716
3.582%, 07/15/2032		15,160	3,195
3.519%, 04/20/2028		2,866	615
3.502%, 05/31/2027		9,112	1,955
2.632%, 04/15/2031		32,341	6,407
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	445
4.119%, 11/30/2034		5,418	1,181
4.070%, 09/30/2026		14,000	3,065
Petronas Capital MTN
3.500%, 04/21/2030		$1,424	1,292
2.480%, 01/28/2032		2,690	2,199
			99,170

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexico — 8.8%
America Movil
7.125%, 12/09/2024	MXN	23,310	$1,305
Banco Mercantil del Norte (A)(G)
7.500%, H15T10Y + 5.470% (D)		$623	568
6.750%, H15T5Y + 4.967% (D)		3,302	3,230
Cemex (A)(G)
9.125%, H15T5Y + 5.157% (D)		1,797	1,877
5.125%, H15T5Y + 4.534% (D)		277	257
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,843
6.264%, 02/15/2052 (A)		$405	342
4.750%, 02/23/2027 (A)		364	352
4.688%, 05/15/2029 (A)		2,843	2,576
3.875%, 07/26/2033		800	621
3.348%, 02/09/2031 (A)		605	480
Mexican Bonos
10.000%, 12/05/2024	MXN	67,711	3,978
8.500%, 05/31/2029		292,277	16,718
8.500%, 11/18/2038		213,118	11,751
8.000%, 11/07/2047		162,546	8,393
8.000%, 07/31/2053		53,638	2,747
7.750%, 05/29/2031		371,649	20,174
7.750%, 11/13/2042		243,308	12,342
7.500%, 06/03/2027		246,456	13,675
7.500%, 05/26/2033		51,350	2,708
5.750%, 03/05/2026		19,946	1,072
5.750%, 03/05/2026		81,064	4,358
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,068	886
Mexico Government International Bond
6.350%, 02/09/2035		1,491	1,546
6.338%, 05/04/2053		3,963	3,956
3.771%, 05/24/2061		547	360
3.750%, 04/19/2071		1,195	766
2.659%, 05/24/2031		2,565	2,122
2.250%, 08/12/2036	EUR	608	478
Mexico Government International Bond MTN
5.750%, 10/12/2110		$3,650	3,189
Minera Mexico
4.500%, 01/26/2050 (A)		870	664
Petroleos Mexicanos
10.000%, 02/07/2033		9,096	8,286
7.690%, 01/23/2050		2,789	1,866
6.950%, 01/28/2060		1,278	791
6.625%, 06/15/2035		4,180	2,884
6.625%, 06/15/2038		205	134
6.500%, 03/13/2027		6,340	5,549
6.500%, 01/23/2029		671	547
6.350%, 02/12/2048		537	323
5.950%, 01/28/2031		574	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.350%, 02/12/2028	$1,200	$962
Petroleos Mexicanos MTN
6.875%, 08/04/2026	994	908
6.750%, 09/21/2047	6,732	4,166
Poinsettia Finance
6.625%, 06/17/2031	7,348	6,062
Tierra Mojada Luxembourg II Sarl
5.750%, 12/01/2040 (A)	260	221
		159,448

Mongolia — 0.4%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)	1,149	1,143
Mongolia Government International Bond
8.650%, 01/19/2028 (A)	2,182	2,178
8.650%, 01/19/2028	230	230
5.125%, 04/07/2026	596	550
3.500%, 07/07/2027	1,586	1,325
Mongolia Government International Bond MTN
8.750%, 03/09/2024	1,231	1,234
		6,660

Morocco — 0.3%
Morocco Government International Bond
6.500%, 09/08/2033	1,131	1,135
5.950%, 03/08/2028 (A)	2,161	2,161
4.000%, 12/15/2050	435	284
3.000%, 12/15/2032	404	315
OCP
5.125%, 06/23/2051 (A)	2,272	1,600
		5,495

Mozambique — 0.1%
Mozambique International Bond
5.000%, 09/15/2031 (A)(B)	1,981	1,512
5.000%, 09/15/2031 (B)	400	305
		1,817

Nigeria — 0.9%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (A)	399	357
Nigeria Government International Bond
8.747%, 01/21/2031	2,566	2,233
7.875%, 02/16/2032	1,402	1,139
7.696%, 02/23/2038	1,020	740
Nigeria Government International Bond MTN
8.375%, 03/24/2029	3,590	3,159
8.250%, 09/28/2051	551	392
7.375%, 09/28/2033 (A)	1,509	1,151
7.375%, 09/28/2033	3,810	2,908
6.500%, 11/28/2027 (A)	689	590

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.125%, 09/28/2028 (A)	$4,543	$3,740
		16,409

Oman — 1.2%
Oman Government International Bond
7.375%, 10/28/2032 (A)	510	556
7.000%, 01/25/2051	1,717	1,700
6.750%, 10/28/2027 (A)	1,605	1,651
6.750%, 10/28/2027	5,940	6,111
6.750%, 01/17/2048	3,847	3,725
6.750%, 01/17/2048 (A)	3,732	3,613
6.500%, 03/08/2047 (A)	897	843
6.500%, 03/08/2047	300	282
6.250%, 01/25/2031	418	423
5.625%, 01/17/2028 (A)	2,879	2,839
Oman Government International Bond MTN
6.000%, 08/01/2029 (A)	367	369
		22,112

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025	836	510
8.250%, 09/30/2025 (A)	335	204
6.875%, 12/05/2027 (A)	1,073	543
6.875%, 12/05/2027	704	357
Pakistan Government International Bond MTN
8.875%, 04/08/2051	574	251
7.375%, 04/08/2031	1,130	518
6.000%, 04/08/2026 (A)	3,357	1,724
		4,107

Panama — 1.4%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	469	352
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	40	34
Banco Nacional de Panama
2.500%, 08/11/2030 (A)	1,160	925
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	873	685
Panama Bonos del Tesoro
3.362%, 06/30/2031	2,115	1,705
Panama Government International Bond
9.375%, 04/01/2029	448	530
8.125%, 04/28/2034	699	794
6.853%, 03/28/2054	5,076	5,189
6.700%, 01/26/2036	1,489	1,562
6.400%, 02/14/2035	8,840	9,062
4.500%, 04/16/2050	1,018	760
4.500%, 04/01/2056	1,935	1,401
4.500%, 01/19/2063	1,771	1,263
4.300%, 04/29/2053	360	259

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)		$227	$193
			24,714

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		850	786

Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd
0.000%, 06/05/2034		–	–
Paraguay Government International Bond
6.100%, 08/11/2044		950	879
5.850%, 08/21/2033 (A)		3,639	3,580
5.600%, 03/13/2048		1,167	999
5.400%, 03/30/2050		946	789
3.849%, 06/28/2033		656	557
2.739%, 01/29/2033		1,010	794
			7,598

Peru — 3.0%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		305	297
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,447
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		$875	813
Peru Government Bond
7.300%, 08/12/2033 (A)	PEN	7,123	2,006
6.950%, 08/12/2031		1,728	479
6.900%, 08/12/2037		1,744	472
6.350%, 08/12/2028		1,303	358
6.150%, 08/12/2032		25,536	6,691
5.940%, 02/12/2029		13,652	3,659
5.400%, 08/12/2034		24,233	5,854
5.350%, 08/12/2040		3,082	707
5.200%, 09/12/2023		1,204	326
Peruvian Government International Bond
8.200%, 08/12/2026		18	5
6.950%, 08/12/2031		5,845	1,622
6.900%, 08/12/2037		4,039	1,093
6.850%, 02/12/2042		882	237
6.350%, 08/12/2028		18,216	4,998
5.400%, 08/12/2034		1,738	420
4.125%, 08/25/2027		$870	841
3.750%, 03/01/2030	EUR	170	177
3.300%, 03/11/2041		$577	427
3.230%, 07/28/2121		2,642	1,525
3.000%, 01/15/2034		2,229	1,811
2.783%, 01/23/2031		4,859	4,119
1.950%, 11/17/2036	EUR	2,211	1,723
1.250%, 03/11/2033		3,208	2,610

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Petroleos del Peru
5.625%, 06/19/2047		$4,624	$2,959
5.625%, 06/19/2047 (A)		1,432	916
4.750%, 06/19/2032 (A)		1,695	1,257
4.750%, 06/19/2032		5,231	3,880
			53,729

Philippines — 1.0%
Philippine Government Bond
6.750%, 09/15/2032	PHP	119,600	2,167
Philippine Government International Bond
6.375%, 10/23/2034		$300	329
5.609%, 04/13/2033		211	219
5.500%, 01/17/2048		1,709	1,718
5.170%, 10/13/2027		1,237	1,238
5.000%, 07/17/2033		1,676	1,668
5.000%, 01/13/2037		681	661
2.950%, 05/05/2045		1,200	819
2.650%, 12/10/2045		2,966	1,915
1.950%, 01/06/2032		6,405	5,084
1.750%, 04/28/2041	EUR	606	426
1.648%, 06/10/2031		$2,431	1,893
			18,137

Poland — 3.5%
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		575	561
5.125%, 02/22/2033	EUR	1,154	1,302
0.500%, 07/08/2031		140	111
Poland Government Bond
7.500%, 07/25/2028	PLN	30,195	7,983
3.750%, 05/25/2027		18,320	4,215
3.250%, 07/25/2025		9,434	2,204
2.750%, 04/25/2028		852	185
2.750%, 10/25/2029		20,514	4,307
2.500%, 07/25/2026		39,776	8,950
2.500%, 07/25/2027		15,440	3,384
1.750%, 04/25/2032		61,012	11,001
1.250%, 10/25/2030		24,944	4,582
Poland Government International Bond
5.750%, 11/16/2032		$221	230
5.500%, 11/16/2027		1,113	1,131
Poland Government International Bond MTN
4.250%, 02/14/2043	EUR	509	539
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	6,550	1,628
Republic of Poland Government International Bond
5.500%, 04/04/2053		$3,869	3,756
4.875%, 10/04/2033		8,065	7,820
			63,889

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Qatar — 1.4%
Qatar Government International Bond
5.750%, 01/20/2042 (A)		$1,856	$1,979
5.103%, 04/23/2048		2,737	2,621
4.817%, 03/14/2049 (A)		3,848	3,582
4.817%, 03/14/2049		6,994	6,511
4.500%, 04/23/2028		1,695	1,677
4.400%, 04/16/2050 (A)		1,731	1,520
4.400%, 04/16/2050		1,656	1,454
3.750%, 04/16/2030		1,045	990
QatarEnergy
3.300%, 07/12/2051 (A)		382	268
3.125%, 07/12/2041 (A)		466	342
2.250%, 07/12/2031 (A)		973	800
2.250%, 07/12/2031		4,166	3,424
			25,168

Romania — 2.2%
Romania Government Bond
8.750%, 10/30/2028	RON	4,100	986
8.250%, 09/29/2032		5,810	1,399
7.900%, 02/24/2038		1,560	374
7.350%, 04/28/2031		995	227
6.700%, 02/25/2032		14,140	3,094
4.850%, 07/25/2029		8,435	1,706
4.750%, 10/11/2034		3,575	661
4.150%, 01/26/2028		965	194
4.150%, 10/24/2030		4,200	794
3.650%, 09/24/2031		980	176
3.250%, 06/24/2026		4,730	958
2.500%, 10/25/2027		17,540	3,316
Romanian Government International Bond
7.625%, 01/17/2053 (A)		$1,276	1,370
7.125%, 01/17/2033		1,088	1,142
7.125%, 01/17/2033 (A)		5,726	6,012
6.625%, 02/17/2028 (A)		885	913
5.250%, 11/25/2027 (A)		714	700
5.250%, 11/25/2027		560	549
5.125%, 06/15/2048		354	294
4.000%, 02/14/2051		242	166
3.624%, 05/26/2030 (A)	EUR	960	917
3.000%, 02/27/2027		$550	502
3.000%, 02/14/2031 (A)		940	776
Romanian Government International Bond MTN
7.625%, 01/17/2053		796	855
6.125%, 01/22/2044		312	294
4.625%, 04/03/2049	EUR	563	482
3.875%, 10/29/2035		1,450	1,268
3.750%, 02/07/2034		4,997	4,396
3.375%, 01/28/2050		2,427	1,647
2.875%, 04/13/2042		746	499
2.500%, 02/08/2030 (A)		935	846

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.124%, 07/16/2031	EUR	166	$137
2.000%, 01/28/2032		906	727
2.000%, 04/14/2033		1,147	885
			39,262

Russia — 0.1%
Russian Foreign Bond - Eurobond
4.375%, 03/21/2029		$2,800	1,400
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		600	30
6.800%, 11/22/2025 (E)		240	16
			1,446

Saudi Arabia — 1.9%
EIG Pearl Holdings Sarl
3.545%, 08/31/2036 (A)		707	587
Gaci First Investment
5.250%, 10/13/2032		4,156	4,153
5.125%, 02/14/2053		1,739	1,503
4.875%, 02/14/2035		1,004	945
KSA Sukuk
4.274%, 05/22/2029 (A)		8,381	8,131
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,620	1,380
Saudi Government International Bond
5.500%, 10/25/2032 (A)		2,885	2,975
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		1,033	919
5.000%, 01/18/2053 (A)		3,213	2,848
5.000%, 01/18/2053		607	538
4.875%, 07/18/2033 (A)		3,335	3,282
4.625%, 10/04/2047 (A)		2,539	2,150
4.500%, 10/26/2046 (A)		704	593
4.000%, 04/17/2025		671	655
2.250%, 02/02/2033 (A)		3,962	3,139
			33,798

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		980	680
4.750%, 03/13/2028	EUR	1,451	1,357
4.750%, 03/13/2028 (A)		350	327
			2,364

Serbia — 0.4%
Serbia International Bond
6.500%, 09/26/2033 (A)		$666	657
6.250%, 05/26/2028 (A)		423	420
3.125%, 05/15/2027	EUR	451	447
1.650%, 03/03/2033		814	596
1.500%, 06/26/2029		4,238	3,617
Serbia International Bond MTN
2.050%, 09/23/2036		1,926	1,301
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	61,170	579

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.500%, 01/11/2026	RSD	24,780	$225
4.500%, 08/20/2032		14,680	120
			7,962

South Africa — 5.6%
Bidvest Group
3.625%, 09/23/2026 (A)		$528	469
Eskom Holdings SOC Ltd
4.314%, 07/23/2027		1,785	1,582
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		1,111	1,075
7.500%, 09/15/2033	ZAR	52,000	1,960
Sasol Financing USA LLC
8.750%, 05/03/2029 (A)		$422	412
6.500%, 09/27/2028		540	486
5.875%, 03/27/2024		661	654
4.375%, 09/18/2026		532	478
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	298,911	16,490
9.000%, 01/31/2040		107,964	4,353
8.875%, 02/28/2035		52,852	2,292
8.750%, 01/31/2044		173,248	6,643
8.750%, 02/28/2048		327,205	12,454
8.500%, 01/31/2037		196,031	7,907
8.250%, 03/31/2032		51,717	2,312
8.000%, 01/31/2030		106,100	5,016
7.300%, 04/20/2052		$2,763	2,330
7.000%, 02/28/2031	ZAR	260,065	11,125
6.500%, 02/28/2041		55,660	1,732
6.300%, 06/22/2048		$955	728
6.250%, 03/31/2036	ZAR	208,164	7,036
5.875%, 09/16/2025		$1,067	1,056
5.875%, 06/22/2030		199	181
5.875%, 04/20/2032		5,382	4,754
5.750%, 09/30/2049		6,515	4,599
5.650%, 09/27/2047		899	636
4.850%, 09/27/2027		690	645
4.300%, 10/12/2028		1,050	925
Transnet SOC
8.250%, 02/06/2028 (A)		1,666	1,618
			101,948

Sri Lanka — 0.6%
Sri Lanka Government International Bond
7.850%, 03/14/2029		2,219	1,009
7.550%, 03/28/2030		3,231	1,469
6.850%, 03/14/2024		1,445	665
6.825%, 07/18/2026 (A)		1,612	753
6.825%, 07/18/2026		800	374
6.750%, 04/18/2028 (A)		9,110	4,143
6.350%, 06/28/2024		1,581	729
6.200%, 05/11/2027		3,486	1,586

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 04/18/2023		$912	$424
			11,152

Supranational — 0.6%
Africa Finance
2.875%, 04/28/2028 (A)		2,227	1,865
African Export-Import Bank
3.798%, 05/17/2031 (A)		301	243
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		543	458
Asian Infrastructure Investment Bank MTN
0.000%, 02/08/2038 (C)	MXN	21,800	316
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$1,274	1,145
4.700%, 10/22/2031 (A)		934	763
4.700%, 10/22/2031		430	351
European Bank for Reconstruction & Development MTN
6.300%, 10/26/2027	INR	267,000	3,122
International Finance MTN
0.000%, 08/16/2028 (C)	COP	23,400,000	3,494
			11,757

Thailand — 3.3%
Bank of Thailand Bill
0.000%, 05/09/2024 (C)	THB	47,000	1,322
Thailand Government Bond
5.670%, 03/13/2028		3,000	97
4.875%, 06/22/2029		15,000	481
3.775%, 06/25/2032		22,282	686
3.650%, 06/20/2031		62,000	1,880
3.450%, 06/17/2043		79,310	2,345
3.400%, 06/17/2036		224,984	6,718
3.390%, 06/17/2037		21,000	628
3.350%, 06/17/2033		51,320	1,536
3.300%, 06/17/2038		119,379	3,528
2.875%, 12/17/2028		136,700	3,967
2.875%, 06/17/2046		4,865	130
2.750%, 06/17/2052		2,778	71
2.650%, 06/17/2028		634,170	18,211
2.000%, 12/17/2031		51,200	1,382
2.000%, 06/17/2042		148,580	3,593
1.600%, 12/17/2029		59,000	1,588
1.600%, 06/17/2035		40,336	1,009
1.585%, 12/17/2035		98,002	2,427
1.450%, 12/17/2024		124,000	3,504
1.250%, 03/12/2028		79,365	2,433
1.000%, 06/17/2027		50,000	1,354
			58,890

Tunisia — 0.2%
Tunisian Republic
6.375%, 07/15/2026	EUR	1,499	963
6.375%, 07/15/2026 (A)		650	418

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 01/30/2025		$441	$300
5.750%, 01/30/2025 (A)		305	207
5.625%, 02/17/2024	EUR	1,625	1,506
			3,394

Turkey — 1.6%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (A)		$972	860
Turkey Government Bond
1.500%, 06/18/2025	TRY	15,337	2,349
Turkey Government International Bond
9.875%, 01/15/2028		$1,037	1,095
9.375%, 03/14/2029		3,714	3,847
9.125%, 07/13/2030		7,644	7,783
7.250%, 12/23/2023		1,210	1,213
6.875%, 03/17/2036		403	353
6.500%, 09/20/2033		999	881
6.125%, 10/24/2028		1,486	1,367
5.950%, 01/15/2031		3,917	3,392
5.750%, 05/11/2047		2,350	1,667
5.125%, 02/17/2028		1,986	1,780
Turkiye Ihracat Kredi Bankasi
9.375%, 01/31/2026 (A)		1,662	1,696
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026 (A)		725	710
			28,993

Uganda — 0.4%
Republic of Uganda Government Bonds
15.000%, 05/20/2032	UGX	16,027,000	4,237
14.250%, 06/22/2034		5,200,000	1,305
Uganda Government Bond
16.000%, 05/14/2037		4,992,600	1,367
14.000%, 05/29/2025		2,635,500	713
			7,622

Ukraine — 0.7%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	970	381
NPC Ukrenergo
6.875%, 11/09/2028 (A)		$1,499	418
6.875%, 11/09/2028		400	111
State Agency of Roads of Ukraine
6.250%, 06/24/2030		672	175
6.250%, 06/24/2030 (A)		554	145
UAH
15.840%, 02/26/2025		5,439	102
Ukraine Government Bond
15.840%, 02/26/2025	UAH	92,615	1,730
9.990%, 05/22/2024		123,436	2,305
Ukraine Government International Bond
9.750%, 11/01/2030		$846	247
7.750%, 09/01/2027 (A)		3,051	856
7.750%, 09/01/2028 (A)		3,030	864

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.750%, 09/01/2028		$1,155	$329
7.750%, 09/01/2029		2,093	596
7.750%, 08/01/2041 (A)(D)		3,182	1,440
7.375%, 09/25/2034		2,509	658
7.253%, 03/15/2035		1,242	327
6.876%, 05/21/2031		6,475	1,684
6.876%, 05/21/2031 (A)		423	110
6.750%, 06/20/2028	EUR	1,790	496
1.258%, 08/01/2041 (D)		$1,180	534
			13,508

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		2,286	2,032
4.600%, 11/02/2047		550	489
Abu Dhabi Government International Bond
3.125%, 09/30/2049		1,466	1,022
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		228	183
3.125%, 04/16/2030 (A)		1,790	1,637
3.000%, 09/15/2051		970	656
3.000%, 09/15/2051 (A)		764	517
1.700%, 03/02/2031		200	163
1.625%, 06/02/2028		1,610	1,403
Abu Dhabi National Energy PJSC
4.696%, 04/24/2033 (A)		500	489
DAE Funding LLC
3.375%, 03/20/2028 (A)		850	756
DP World MTN (A)
6.850%, 07/02/2037		245	262
5.625%, 09/25/2048		648	598
4.700%, 09/30/2049		822	678
DP World Salaam
6.000%, H15T5Y + 5.750% (D)(G)		4,046	4,020
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		670	476
Finance Department Government of Sharjah
6.500%, 11/23/2032 (A)		676	688
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		2,246	1,380
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040		5,701	4,486
2.940%, 09/30/2040 (A)		855	673
2.625%, 03/31/2036 (A)		827	653
2.160%, 03/31/2034		1,953	1,640
MDGH GMTN RSC
5.500%, 04/28/2033 (A)		1,367	1,408
5.500%, 04/28/2033		803	827

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (A)		$796	$776
4.375%, 11/22/2033 (A)		319	300
3.950%, 05/21/2050		338	266
UAE International Government Bond MTN
4.951%, 07/07/2052 (A)		1,627	1,539
4.951%, 07/07/2052		482	456
			30,473

United States — 0.6%
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039	IDR	1,563,000	112
7.500%, 06/15/2035		38,746,000	2,737
7.000%, 09/18/2030 (D)		117,660,000	7,990
Sagicor Financial
5.300%, 05/13/2028		$512	487
			11,326

Uruguay — 1.0%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	236,087	6,488
8.500%, 03/15/2028		88,279	2,275
8.250%, 05/21/2031		61,453	1,541
5.750%, 10/28/2034		$3,870	4,142
5.100%, 06/18/2050		739	710
4.975%, 04/20/2055		2,529	2,377
4.375%, 01/23/2031		683	671
			18,204

Uzbekistan — 0.3%
Uzauto Motors AJ
4.850%, 05/04/2026 (A)		1,931	1,685
4.850%, 05/04/2026		1,050	916
Uzbekistan Government International Bond MTN
5.375%, 02/20/2029		1,394	1,274
Uzbekneftegaz JSC
4.750%, 11/16/2028 (A)		1,187	973
			4,848

Venezuela — 0.3%
Petroleos de Venezuela
9.750%, 05/17/2035 (E)(H)		3,202	188
6.000%, 05/16/2024 (E)(H)		16,821	931
6.000%, 05/16/2024 (E)(H)		7,900	437
6.000%, 05/16/2024 (E)(H)		1,777	99
6.000%, 11/15/2026 (H)		24,577	1,475
5.500%, 04/12/2037 (E)(H)		1,620	95
5.375%, 04/12/2027 (E)(H)		7,825	459
Venezuela Government International Bond
9.250%, 05/07/2028 (H)		4,965	509
8.250%, 10/13/2024 (E)(H)		4,151	394
7.750%, 10/13/2019 (H)		7,816	547
			5,134

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		$1,686	$1,521

Zambia — 1.0%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	82
13.000%, 12/18/2027		8,370	299
13.000%, 01/25/2031		78,637	2,361
11.000%, 01/25/2026		27,670	1,125
11.000%, 06/28/2026		118,640	4,588
10.000%, 06/28/2024		72,340	3,377
Zambia Government International Bond
8.970%, 07/30/2027		$4,216	2,198
8.500%, 04/14/2024		280	148
5.375%, 09/20/2022 (A)		2,787	1,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 09/20/2023	$3,983	$1,944
		17,482

Total Global Bonds
(Cost $1,857,338) ($ Thousands)		1,703,489

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.360% **†(I)	677,795	678

Total Affiliated Partnership
(Cost $678) ($ Thousands)		678

Total Investments in Securities — 94.0%
(Cost $1,858,016) ($ Thousands)		$1,704,167

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Euro-Bobl	93	Dec-2023	$11,850	$11,857	$7
Korea 3-Year Bond	274	Sep-2023	22,193	21,468	(81)
R2030 Bond Future	1,348	Nov-2023	6,518	6,532	91
R2032 Bond Future	135	Nov-2023	593	610	19
U.S. 2-Year Treasury Note	81	Dec-2023	16,493	16,508	15
U.S. 5-Year Treasury Note	307	Dec-2023	32,699	32,825	126
U.S. 10-Year Treasury Note	173	Dec-2023	19,110	19,208	99
U.S. Long Treasury Bond	52	Dec-2023	6,260	6,328	67
U.S. Ultra Long Treasury Bond	38	Dec-2023	4,859	4,920	60
			120,575	120,256	403
Short Contracts
Euro-Bobl	(68)	Sep-2023	$(8,564)	$(8,569)	$(5)
Euro-Bund	(155)	Sep-2023	(22,525)	(22,406)	368
Euro-Buxl	(40)	Sep-2023	(5,930)	(5,809)	186
Euro-Schatz	(20)	Sep-2023	(2,270)	(2,282)	14
			(39,289)	(39,066)	563
			$81,286	$81,190	$966

A list of the open forward foreign currency contracts held by the Fund at August 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/20/23	USD	1,611	CNY	11,431	$(34)
Barclays PLC	09/20/23	USD	2,402	EUR	2,183	(32)
Barclays PLC	09/20/23	USD	3,684	MXN	63,413	74
Barclays PLC	09/20/23	USD	9,105	PLN	37,238	(75)
Barclays PLC	09/20/23	USD	10,843	INR	897,815	5
Barclays PLC	09/20/23	MXN	13,943	USD	802	(24)
Barclays PLC	09/20/23	ZAR	17,380	USD	925	8
Barclays PLC	09/20/23	CNY	7,903	USD	1,103	12
Barclays PLC	09/20/23	CNY	11,189	USD	1,534	(10)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/20/23	TWD	23,900	USD	769	$18
Barclays PLC	09/20/23	EUR	19,188	USD	21,047	208
Barclays PLC	09/20/23	EUR	7,710	USD	8,366	(7)
Barclays PLC	09/20/23	THB	103,937	USD	2,972	(1)
Barclays PLC	09/20/23	CZK	122,055	USD	5,587	93
Barclays PLC	09/20/23	CLP	451,126	USD	557	32
Barclays PLC	09/20/23	COP	34,992,840	USD	8,249	(256)
Barclays PLC	10/03/23	USD	2,032	BRL	9,908	(39)
Barclays PLC	10/04/23	EUR	9,537	USD	10,401	37
Barclays PLC	12/20/23	USD	1,718	TRY	48,000	(35)
Barclays PLC	12/20/23	TRY	48,000	USD	1,813	129
BNP Paribas	09/05/23	USD	425	EUR	388	(4)
BNP Paribas	09/20/23	EUR	266	PLN	1,195	1
BNP Paribas	09/20/23	USD	431	IDR	6,492,415	(5)
BNP Paribas	09/20/23	RON	1,353	EUR	274	—
BNP Paribas	09/20/23	MXN	4,917	USD	292	1
BNP Paribas	09/20/23	IDR	3,097,828	USD	202	(1)
BNP Paribas	09/20/23	COP	5,404,392	USD	1,286	(27)
BNP Paribas	11/14/23	HUF	520,136	EUR	1,290	(56)
Citigroup	09/05/23	EUR	2,360	USD	2,604	42
Citigroup	09/05/23	EUR	1,065	USD	1,154	(1)
Citigroup	09/05/23	USD	4,318	CLP	3,651,802	(56)
Citigroup	09/05/23	USD	8,543	EUR	7,742	(140)
Citigroup	09/05/23	COP	8,503,935	USD	2,114	38
Citigroup	09/07/23	EUR	5,325	USD	5,826	45
Citigroup	09/11/23	USD	2,857	INR	236,618	2
Citigroup	09/18/23	USD	148	KRW	196,256	—
Citigroup	09/20/23	EUR	257	PLN	1,146	(1)
Citigroup	09/20/23	USD	542	IDR	8,263,111	—
Citigroup	09/20/23	USD	637	THB	21,880	(12)
Citigroup	09/20/23	USD	890	RON	4,067	4
Citigroup	09/20/23	USD	2,132	MXN	37,293	79
Citigroup	09/20/23	USD	953	ZMW	19,451	11
Citigroup	09/20/23	USD	1,336	ZMW	25,928	(52)
Citigroup	09/20/23	RON	2,430	USD	542	8
Citigroup	09/20/23	EUR	2,550	USD	2,803	33
Citigroup	09/20/23	USD	2,593	PLN	10,582	(27)
Citigroup	09/20/23	PLN	2,660	EUR	595	1
Citigroup	09/20/23	USD	3,471	PEN	12,551	(79)
Citigroup	09/20/23	USD	4,042	COP	16,800,000	42
Citigroup	09/20/23	USD	700	CZK	15,550	—
Citigroup	09/20/23	USD	3,948	CZK	86,000	(77)
Citigroup	09/20/23	USD	6,122	SGD	8,271	7
Citigroup	09/20/23	USD	3,026	SGD	4,079	(3)
Citigroup	09/20/23	USD	959	EUR	884	2
Citigroup	09/20/23	USD	8,344	EUR	7,560	(134)
Citigroup	09/20/23	USD	6,146	CLP	5,307,097	39
Citigroup	09/20/23	USD	3,650	CLP	3,024,032	(126)
Citigroup	09/20/23	USD	9,791	KRW	12,946,850	6

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/20/23	USD	288	KRW	370,362	$(7)
Citigroup	09/20/23	ILS	10,494	USD	2,910	145
Citigroup	09/20/23	USD	11,535	TWD	357,580	(299)
Citigroup	09/20/23	USD	12,540	HUF	4,434,851	34
Citigroup	09/20/23	USD	448	HUF	154,840	(9)
Citigroup	09/20/23	USD	2,893	ZAR	55,062	11
Citigroup	09/20/23	USD	12,044	ZAR	223,384	(260)
Citigroup	09/20/23	PEN	15,983	USD	4,320	—
Citigroup	09/20/23	MXN	42,758	USD	2,453	(81)
Citigroup	09/20/23	EGP	57,550	USD	1,694	(148)
Citigroup	09/20/23	ZMW	82,280	USD	3,818	(257)
Citigroup	09/20/23	CNY	83,251	USD	11,519	32
Citigroup	09/20/23	CZK	52,832	EUR	2,195	5
Citigroup	09/20/23	CZK	32,329	EUR	1,337	(3)
Citigroup	09/20/23	CZK	101,623	USD	4,638	63
Citigroup	09/20/23	HUF	238,097	USD	674	(1)
Citigroup	09/20/23	THB	248,097	USD	7,070	(27)
Citigroup	09/20/23	ZAR	479,117	USD	25,602	330
Citigroup	09/20/23	ZAR	110	USD	6	—
Citigroup	09/20/23	CLP	16,614,029	USD	20,041	679
Citigroup	09/20/23	IDR	44,814,160	USD	2,992	50
Citigroup	09/20/23	COP	30,619,318	USD	7,642	199
Citigroup	09/20/23	COP	43,561,390	USD	10,495	(94)
Citigroup	10/03/23	USD	1,374	BRL	6,693	(28)
Citigroup	10/03/23	BRL	3,408	USD	697	11
Citigroup	10/18/23	USD	3,060	PEN	11,282	(16)
Citigroup	10/18/23	PEN	6,110	USD	1,653	5
Citigroup	10/20/23	USD	2,054	EUR	1,862	(29)
Citigroup	11/10/23	UYU	91,505	USD	2,403	(11)
Citigroup	11/14/23	EUR	651	HUF	254,285	5
Citigroup	11/21/23	USD	5,901	ILS	22,140	(51)
Citigroup	11/21/23	CZK	31,062	EUR	1,279	(2)
Citigroup	12/04/23	USD	3,041	BRL	15,044	(40)
Citigroup	12/20/23	USD	4,094	CZK	90,940	(9)
Citigroup	12/20/23	USD	4,300	PEN	15,983	1
Citigroup	12/20/23	ZMW	12,301	USD	589	(12)
Citigroup	12/20/23	IDR	8,263,111	USD	541	—
Citigroup	12/20/23	COP	12,501,985	USD	2,953	(19)
Citigroup	03/20/24	USD	931	NGN	578,453	(229)
Citigroup	03/20/24	NGN	578,453	USD	869	168
Deutsche Bank	09/20/23	IDR	27,004,339	USD	1,766	(7)
Goldman Sachs	09/05/23	EUR	750	USD	813	(1)
Goldman Sachs	09/05/23	USD	1,111	THB	38,096	(23)
Goldman Sachs	09/05/23	EUR	1,919	HUF	752,255	56
Goldman Sachs	09/05/23	USD	2,902	EUR	2,664	(11)
Goldman Sachs	09/05/23	USD	13,489	BRL	68,319	310
Goldman Sachs	09/05/23	USD	1,679	BRL	8,120	(39)
Goldman Sachs	09/05/23	BRL	81,706	USD	16,884	381
Goldman Sachs	09/05/23	BRL	11,090	USD	2,134	(106)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	09/18/23	USD	2,754	KRW	3,634,574	$(3)
Goldman Sachs	09/20/23	EUR	1,470	USD	1,615	19
Goldman Sachs	09/20/23	EUR	2,241	CZK	53,844	(10)
Goldman Sachs	09/20/23	USD	2,872	ILS	10,640	(68)
Goldman Sachs	09/20/23	USD	5,274	HUF	1,825,390	(98)
Goldman Sachs	09/20/23	USD	4,687	CLP	4,049,134	32
Goldman Sachs	09/20/23	USD	1,249	CLP	1,038,961	(39)
Goldman Sachs	09/20/23	SGD	6,260	USD	4,689	50
Goldman Sachs	09/20/23	USD	1,255	THB	44,051	4
Goldman Sachs	09/20/23	USD	5,928	THB	203,768	(99)
Goldman Sachs	09/20/23	USD	7,203	EUR	6,548	(92)
Goldman Sachs	09/20/23	USD	1,699	CZK	38,020	13
Goldman Sachs	09/20/23	USD	5,726	CZK	126,660	(24)
Goldman Sachs	09/20/23	USD	9,009	COP	39,129,130	502
Goldman Sachs	09/20/23	USD	9,450	SGD	12,520	(171)
Goldman Sachs	09/20/23	USD	10,206	IDR	152,034,233	(224)
Goldman Sachs	09/20/23	USD	9,086	RON	41,603	54
Goldman Sachs	09/20/23	USD	2,878	RON	13,090	(2)
Goldman Sachs	09/20/23	USD	15,667	MXN	271,825	443
Goldman Sachs	09/20/23	PLN	6,849	EUR	1,530	2
Goldman Sachs	09/20/23	PLN	12,101	EUR	2,676	(28)
Goldman Sachs	09/20/23	PLN	19,600	USD	4,852	100
Goldman Sachs	09/20/23	USD	612	ZAR	11,770	9
Goldman Sachs	09/20/23	USD	20,197	ZAR	374,997	(416)
Goldman Sachs	09/20/23	USD	181	CNY	1,319	1
Goldman Sachs	09/20/23	USD	34,084	CNY	243,419	(497)
Goldman Sachs	09/20/23	TWD	47,317	USD	1,511	24
Goldman Sachs	09/20/23	CNY	54,473	USD	7,557	40
Goldman Sachs	09/20/23	CNY	7,710	USD	1,060	(4)
Goldman Sachs	09/20/23	MXN	70,820	USD	4,115	(82)
Goldman Sachs	09/20/23	THB	88,895	USD	2,599	56
Goldman Sachs	09/20/23	THB	36,951	USD	1,052	(5)
Goldman Sachs	09/20/23	CZK	200,963	USD	9,113	66
Goldman Sachs	09/20/23	ZAR	147,314	USD	8,058	288
Goldman Sachs	09/20/23	ZAR	185,800	USD	9,780	(21)
Goldman Sachs	09/20/23	INR	350,161	USD	4,234	3
Goldman Sachs	09/20/23	HUF	248,790	USD	735	30
Goldman Sachs	09/20/23	HUF	1,673,680	USD	4,710	(35)
Goldman Sachs	09/20/23	COP	4,853,620	USD	1,210	30
Goldman Sachs	09/20/23	COP	12,582,284	USD	2,981	(77)
Goldman Sachs	10/18/23	PEN	3,422	USD	921	(3)
Goldman Sachs	11/14/23	HUF	529,374	EUR	1,336	(31)
Goldman Sachs	12/04/23	USD	3,614	BRL	17,886	(45)
Goldman Sachs	12/20/23	USD	1,638	TRY	47,700	35
Goldman Sachs	12/20/23	USD	4,218	INR	350,161	—
Goldman Sachs	12/20/23	TRY	47,700	USD	1,708	36
Goldman Sachs	12/20/23	CZK	126,660	USD	5,708	20
Goldman Sachs	12/20/23	COP	2,149,655	USD	506	(5)
Goldman Sachs	12/20/23	COP	12,379,500	USD	3,015	73

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/20/23	COP	16,436,265	USD	3,873	$(33)
Goldman Sachs	03/20/24	USD	1,189	NGN	745,278	(285)
JPMorgan Chase Bank	09/05/23	EUR	1,995	HUF	782,959	61
JPMorgan Chase Bank	09/05/23	USD	5,675	IDR	86,976,871	36
JPMorgan Chase Bank	09/05/23	USD	1,857	IDR	28,059,830	(15)
JPMorgan Chase Bank	09/05/23	USD	15,536	CNY	109,187	(558)
JPMorgan Chase Bank	09/05/23	BRL	44,300	USD	9,173	225
JPMorgan Chase Bank	09/05/23	EUR	59,246	USD	65,570	1,267
JPMorgan Chase Bank	09/05/23	THB	73,887	USD	2,155	45
JPMorgan Chase Bank	09/05/23	CNY	109,187	USD	15,276	299
JPMorgan Chase Bank	09/05/23	KRW	2,756,700	USD	2,140	54
JPMorgan Chase Bank	09/05/23	IDR	86,976,871	USD	5,788	77
JPMorgan Chase Bank	09/06/23	USD	1,948	PHP	110,240	(1)
JPMorgan Chase Bank	09/06/23	PHP	58,708	USD	1,053	17
JPMorgan Chase Bank	09/06/23	PHP	51,532	USD	909	(2)
JPMorgan Chase Bank	09/11/23	USD	1,093	INR	90,336	(2)
JPMorgan Chase Bank	09/11/23	USD	1,463	CLP	1,252,784	(1)
JPMorgan Chase Bank	09/11/23	USD	2,688	IDR	40,722,271	(14)
JPMorgan Chase Bank	09/11/23	USD	4,729	THB	162,648	(81)
JPMorgan Chase Bank	09/11/23	USD	6,292	HUF	2,225,797	30
JPMorgan Chase Bank	09/11/23	USD	148	HUF	51,425	(2)
JPMorgan Chase Bank	09/11/23	THB	11,349	USD	324	—
JPMorgan Chase Bank	09/11/23	THB	589	USD	17	—
JPMorgan Chase Bank	09/11/23	USD	427	BRL	2,116	—
JPMorgan Chase Bank	09/11/23	USD	15,056	BRL	74,334	(55)
JPMorgan Chase Bank	09/11/23	BRL	35,035	USD	7,194	124
JPMorgan Chase Bank	09/11/23	BRL	41,415	USD	8,093	(265)
JPMorgan Chase Bank	09/11/23	CLP	1,252,784	USD	1,536	74
JPMorgan Chase Bank	09/11/23	HUF	2,220,784	USD	6,358	51
JPMorgan Chase Bank	09/11/23	HUF	56,438	USD	160	(1)
JPMorgan Chase Bank	09/11/23	KRW	3,692,933	USD	2,827	33
JPMorgan Chase Bank	09/13/23	PEN	14,759	USD	3,980	(11)
JPMorgan Chase Bank	09/20/23	USD	227	ILS	812	(13)
JPMorgan Chase Bank	09/20/23	USD	392	MXN	6,855	14
JPMorgan Chase Bank	09/20/23	USD	403	GHS	4,698	8
JPMorgan Chase Bank	09/20/23	USD	1,636	EGP	51,085	(1)
JPMorgan Chase Bank	09/20/23	USD	1,146	IDR	17,495,353	3
JPMorgan Chase Bank	09/20/23	USD	796	IDR	12,120,521	—
JPMorgan Chase Bank	09/20/23	USD	1,429	THB	50,462	15
JPMorgan Chase Bank	09/20/23	USD	718	THB	24,826	(8)
JPMorgan Chase Bank	09/20/23	MYR	3,233	USD	705	6
JPMorgan Chase Bank	09/20/23	USD	886	MYR	4,105	1
JPMorgan Chase Bank	09/20/23	USD	2,465	MYR	11,344	(13)
JPMorgan Chase Bank	09/20/23	PEN	3,760	USD	1,030	14
JPMorgan Chase Bank	09/20/23	RON	3,870	EUR	780	(4)
JPMorgan Chase Bank	09/20/23	PLN	4,540	USD	1,133	32
JPMorgan Chase Bank	09/20/23	USD	11,209	ZAR	209,454	(161)
JPMorgan Chase Bank	09/20/23	USD	11,490	TWD	363,500	(69)
JPMorgan Chase Bank	09/20/23	USD	11,508	KRW	15,380,000	131

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/20/23	CZK	12,022	EUR	501	$3
JPMorgan Chase Bank	09/20/23	MXN	14,299	USD	824	(23)
JPMorgan Chase Bank	09/20/23	ZAR	79,499	USD	4,423	229
JPMorgan Chase Bank	09/20/23	CLP	487,050	USD	577	10
JPMorgan Chase Bank	09/25/23	IDR	208,614,345	USD	13,577	(119)
JPMorgan Chase Bank	09/26/23	USD	643	COP	2,647,853	(1)
JPMorgan Chase Bank	09/29/23	USD	1,839	IDR	28,059,830	3
JPMorgan Chase Bank	10/03/23	BRL	3,504	USD	730	26
JPMorgan Chase Bank	10/05/23	USD	68	IDR	1,032,649	—
JPMorgan Chase Bank	10/05/23	IDR	86,976,871	USD	5,668	(42)
JPMorgan Chase Bank	10/16/23	USD	43	HUF	14,504	(2)
JPMorgan Chase Bank	10/16/23	USD	325	ZAR	5,979	(11)
JPMorgan Chase Bank	10/16/23	PHP	2,584	USD	47	2
JPMorgan Chase Bank	10/16/23	USD	3,298	PHP	183,610	(57)
JPMorgan Chase Bank	10/16/23	HUF	24,214	USD	71	3
JPMorgan Chase Bank	10/16/23	HUF	239,124	USD	663	(12)
JPMorgan Chase Bank	10/16/23	ZAR	4,584	USD	251	10
JPMorgan Chase Bank	10/16/23	ZAR	471,676	USD	24,781	(44)
JPMorgan Chase Bank	10/17/23	USD	22	PLN	86	(1)
JPMorgan Chase Bank	10/17/23	PLN	8,677	USD	2,127	26
JPMorgan Chase Bank	10/20/23	USD	2,686	EUR	2,472	2
JPMorgan Chase Bank	10/20/23	USD	1,171	EUR	1,060	(19)
JPMorgan Chase Bank	10/20/23	EUR	18,642	USD	20,987	713
JPMorgan Chase Bank	11/06/23	USD	3,410	PHP	187,143	(108)
JPMorgan Chase Bank	11/13/23	USD	332	MXN	5,789	7
JPMorgan Chase Bank	11/13/23	USD	3,116	RON	14,123	(16)
JPMorgan Chase Bank	11/13/23	USD	8,875	PLN	36,519	(40)
JPMorgan Chase Bank	11/13/23	PLN	0	USD	0	—
JPMorgan Chase Bank	11/13/23	PLN	17,219	USD	4,149	(17)
JPMorgan Chase Bank	11/13/23	USD	20,568	ZAR	386,067	(300)
JPMorgan Chase Bank	11/13/23	CNY	38,421	USD	5,384	58
JPMorgan Chase Bank	11/13/23	MXN	151,819	USD	8,632	(278)
JPMorgan Chase Bank	11/14/23	EUR	348	HUF	135,433	1
JPMorgan Chase Bank	11/14/23	HUF	747,552	EUR	1,870	(62)
JPMorgan Chase Bank	11/20/23	USD	917	CLP	789,239	(2)
JPMorgan Chase Bank	11/20/23	USD	1,474	PHP	82,932	(10)
JPMorgan Chase Bank	11/20/23	USD	4,111	HUF	1,473,965	23
JPMorgan Chase Bank	11/20/23	USD	2,201	HUF	782,095	(7)
JPMorgan Chase Bank	11/20/23	USD	7,606	BRL	37,462	(119)
JPMorgan Chase Bank	11/20/23	USD	14,373	KRW	18,840,866	(75)
JPMorgan Chase Bank	11/20/23	KRW	717,105	USD	544	—
JPMorgan Chase Bank	11/20/23	CLP	1,056,297	USD	1,223	(1)
JPMorgan Chase Bank	11/20/23	HUF	1,148,145	USD	3,227	7
JPMorgan Chase Bank	11/21/23	CZK	41,380	EUR	1,705	(1)
JPMorgan Chase Bank	12/04/23	USD	7,379	CNY	53,464	35
JPMorgan Chase Bank	12/05/23	USD	908	PHP	51,532	1
JPMorgan Chase Bank	12/11/23	USD	5,025	HUF	1,787,487	(25)
JPMorgan Chase Bank	12/11/23	BRL	64,424	USD	12,844	2
JPMorgan Chase Bank	12/11/23	CLP	1,252,784	USD	1,450	1

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/20/23	USD	718	GHS	8,728	$(6)
JPMorgan Chase Bank	12/20/23	IDR	15,327,930	USD	1,004	(1)
Merrill Lynch	09/05/23	USD	5,680	BRL	27,885	(48)
Merrill Lynch	09/20/23	USD	546	RON	2,480	(2)
Merrill Lynch	09/20/23	USD	3,020	KZT	1,389,444	(6)
Merrill Lynch	09/20/23	USD	4,358	CLP	3,795,578	66
Merrill Lynch	09/20/23	USD	16,866	EUR	15,110	(456)
Merrill Lynch	09/20/23	ZAR	121,603	USD	6,641	227
Merrill Lynch	09/20/23	CLP	5,942,770	USD	7,214	288
Midland Walwyn Capital Inc.	09/18/23	CNY	18,749	USD	2,577	(8)
Midland Walwyn Capital Inc.	09/20/23	USD	202	PHP	11,338	(2)
Midland Walwyn Capital Inc.	09/20/23	USD	405	MXN	6,914	5
Midland Walwyn Capital Inc.	09/20/23	EUR	406	PLN	1,805	(3)
Midland Walwyn Capital Inc.	09/20/23	USD	407	ZAR	7,701	—
Midland Walwyn Capital Inc.	09/20/23	USD	1,189	THB	41,708	4
Midland Walwyn Capital Inc.	09/20/23	MYR	1,300	USD	289	8
Midland Walwyn Capital Inc.	09/20/23	MYR	1,876	USD	404	(2)
Midland Walwyn Capital Inc.	09/20/23	CNY	3,982	USD	554	4
Midland Walwyn Capital Inc.	09/20/23	CNY	2,171	USD	298	(1)
Midland Walwyn Capital Inc.	09/20/23	THB	26,173	USD	770	21
Midland Walwyn Capital Inc.	09/20/23	KRW	862,496	USD	679	27
Midland Walwyn Capital Inc.	09/20/23	IDR	5,110,723	USD	336	—
Midland Walwyn Capital Inc.	11/14/23	EUR	3,243	HUF	1,268,618	31
Midland Walwyn Capital Inc.	11/21/23	CNY	1,300	USD	179	(1)
Morgan Stanley	09/05/23	EUR	682	USD	748	7
Morgan Stanley	09/05/23	EUR	1,065	USD	1,153	(3)
Morgan Stanley	09/05/23	ZAR	38,664	USD	2,135	93
Morgan Stanley	09/11/23	INR	235,256	USD	2,831	(11)
Morgan Stanley	09/20/23	USD	75	THB	2,618	—
Morgan Stanley	09/20/23	USD	1,434	COP	5,963,656	15
Morgan Stanley	09/20/23	USD	287	COP	1,173,243	(2)
Morgan Stanley	09/20/23	USD	208	CLP	179,013	—
Morgan Stanley	09/20/23	USD	1,926	CLP	1,612,786	(46)
Morgan Stanley	09/20/23	EUR	2,386	PLN	10,679	(2)
Morgan Stanley	09/20/23	USD	2,979	MXN	50,762	29
Morgan Stanley	09/20/23	USD	2,994	IDR	45,427,626	(11)
Morgan Stanley	09/20/23	USD	2,183	ZAR	41,612	12
Morgan Stanley	09/20/23	USD	1,664	ZAR	30,091	(76)
Morgan Stanley	09/20/23	USD	4,504	CNY	32,353	(40)
Morgan Stanley	09/20/23	THB	27,175	USD	780	2
Morgan Stanley	09/20/23	ZAR	44,037	USD	2,397	74
Morgan Stanley	09/20/23	ZAR	37,706	USD	1,957	(32)
Morgan Stanley	09/20/23	CLP	455,398	USD	560	29
Morgan Stanley	09/20/23	COP	2,101,438	USD	518	8
Morgan Stanley	09/20/23	COP	5,318,721	USD	1,245	(47)
Morgan Stanley	09/20/23	IDR	14,602,517	USD	975	17
Morgan Stanley	10/03/23	USD	21,904	BRL	108,977	12
Morgan Stanley	10/18/23	PEN	1,182	USD	319	—
Morgan Stanley	11/14/23	HUF	512,315	EUR	1,276	(49)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	11/21/23	CZK	9,299	EUR	382	$(2)
Morgan Stanley	11/21/23	CNY	20,148	USD	2,766	(27)
SCB Securities	09/11/23	USD	1,437	IDR	21,835,787	(3)
SCB Securities	09/20/23	USD	446	MYR	2,040	(5)
SCB Securities	09/20/23	USD	717	IDR	10,832,551	(6)
SCB Securities	09/20/23	USD	784	CNY	5,590	(13)
SCB Securities	09/20/23	CNY	1,042	USD	146	3
SCB Securities	09/20/23	PHP	130,148	USD	2,294	(4)
SCB Securities	09/20/23	IDR	49,029,257	USD	3,288	69
SCB Securities	10/03/23	USD	1,587	BRL	7,776	(23)
SCB Securities	11/17/23	CNY	21,181	USD	2,922	(14)
Standard Bank	09/05/23	BRL	10,475	USD	2,167	52
Standard Bank	09/20/23	USD	275	RON	1,260	2
Standard Bank	09/20/23	USD	458	ZAR	8,630	(3)
Standard Bank	09/20/23	USD	1,269	NGN	983,504	1
Standard Bank	09/20/23	USD	1,301	MXN	23,020	63
Standard Bank	09/20/23	USD	1,778	GHS	21,993	145
Standard Bank	09/20/23	USD	2,337	CZK	51,650	(12)
Standard Bank	09/20/23	USD	2,583	HUF	896,660	(41)
Standard Bank	09/20/23	ZAR	4,580	USD	239	(2)
Standard Bank	09/20/23	USD	5,947	MYR	27,286	(50)
Standard Bank	09/20/23	USD	5,260	INR	435,405	—
Standard Bank	09/20/23	USD	777	INR	63,890	(6)
Standard Bank	09/20/23	SGD	6,260	USD	4,688	50
Standard Bank	09/20/23	EUR	7,650	USD	8,386	78
Standard Bank	09/20/23	USD	9,201	PHP	501,803	(340)
Standard Bank	09/20/23	USD	995	CLP	866,835	15
Standard Bank	09/20/23	USD	9,520	CLP	7,719,014	(524)
Standard Bank	09/20/23	USD	15,136	PEN	55,140	(233)
Standard Bank	09/20/23	CZK	19,900	USD	930	34
Standard Bank	09/20/23	USD	25,390	THB	871,074	(474)
Standard Bank	09/20/23	CNY	27,211	USD	3,774	19
Standard Bank	09/20/23	MYR	4,000	USD	889	24
Standard Bank	09/20/23	MYR	42,580	USD	9,185	(18)
Standard Bank	09/20/23	EGP	105,430	USD	3,224	(150)
Standard Bank	09/20/23	THB	7,225	USD	207	—
Standard Bank	09/20/23	THB	172,315	USD	4,895	(33)
Standard Bank	09/20/23	PHP	501,803	USD	8,931	69
Standard Bank	09/20/23	NGN	983,504	USD	1,633	362
Standard Bank	09/20/23	TWD	1,006,383	USD	32,721	1,099
Standard Bank	09/20/23	CLP	2,025,023	USD	2,485	125
Standard Bank	09/20/23	COP	2,657,470	USD	649	3
Standard Bank	09/20/23	KRW	28,326,850	USD	22,247	812
Standard Bank	09/20/23	IDR	128,155,460	USD	8,464	50
Standard Bank	10/03/23	EUR	44,837	USD	48,684	(39)
Standard Bank	12/04/23	BRL	43,247	USD	8,774	147
Standard Bank	12/20/23	USD	1,379	GHS	16,214	(56)
Standard Bank	12/20/23	USD	3,476	CZK	77,270	(5)
Standard Bank	03/20/24	USD	556	GHS	6,551	(57)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	03/20/24	NGN	745,278	USD	1,126	$223
State Street	11/14/23	EUR	1,306	HUF	511,112	13
						$2,414

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2023, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.EM.39.V1	1.00%	Quarterly	06/20/2028	$36,204	$1,521	$2,091	$(570)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY CLP - CLOIS	2.145%	Semi-Annually	08/24/2030	CLP	616,282	$(131)	$–	$(131)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	30,017	(159)	–	(159)
1-DAY BRL - CETIP	12.68%	Annually	01/04/2027	BRL	16,495	281	–	281
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	12,439	(60)	–	(60)
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	4,989	(62)	–	(62)
1-DAY BRL - CETIP	6.77%	Annually	01/02/2025	BRL	5,570	(64)	–	(64)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	4,671	(53)	–	(53)
1-DAY BRL - CETIP	9.995%	Annually	01/02/2026	BRL	30,504	(20)	–	(20)
1-DAY BRL - CETIP	11.57%	Annually	01/02/2026	BRL	13,824	98	–	98
10.3%	1-DAY BRL - CETIP	Annually	01/02/2029	BRL	6,866	(33)	–	(33)
1-DAY BROIS	10.955% FIXED	Annually	01/02/2031	BRL	2,050	3	–	3
1-DAY BRL - CETIP	10.4275%	Annually	01/02/2031	BRL	8,339	(71)	–	(71)
1-DAY BRL - CETIP	12.67%	Annually	01/04/2027	BRL	17,527	291	–	291
1-DAY BRL - CETIP	10.17%	Annually	01/04/2027	BRL	10,697	(11)	–	(11)
1-DAY BRL - CETIP	12.7575%	Annually	01/04/2027	BRL	21,758	374	–	374
1-DAY CLP - CLOIS	1.36%	Semi-Annually	06/17/2025	CLP	2,668,591	(254)	–	(254)
2.33%	1-DAY CLP - CLOIS	Semi-Annually	06/05/2030	CLP	1,146,740	223	–	223
10.28% FIXED	1-DAY IBRCOL	Quarterly	06/02/2025	COP	32,831,922	(113)	–	(113)
10.2905% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/07/2025	COP	6,000,000	(22)	–	(22)
8.37% FIXED	1-DAY COP- IBR	Quarterly	04/13/2024	COP	15,931,148	75	–	75
9.02%	1-DAY COP- IBR	Quarterly	08/11/2032	COP	2,583,585	(40)	–	(40)
7.14%	1-DAY COP- IBR	Quarterly	01/31/2027	COP	8,187,245	65	–	65
6.395%	1-DAY COP- IBR	Quarterly	01/06/2027	COP	460,499	6	–	6
10.27%	IBRCOL	Quarterly	06/05/2025	COP	17,474,849	(60)	–	(60)
2.175%	THOR	Quarterly	01/12/2028	THB	51,000	35	–	35
28-DAY MEXICAN INTERBANK RATE (TIIE)	8.04%	Monthly	01/07/2028	MXN	34,527	(71)	–	(71)
28-DAY MEXICAN INTERBANK RATE (TIIE)	8.1447%	Monthly	01/07/2028	MXN	42,539	(79)	–	(79)
28-DAY MEXICAN INTERBANK RATE (TIIE)	8.57934809%	Monthly	02/03/2028	MXN	54,682	(50)	(6)	(44)
28-DAY MEXICAN INTERBANK RATE (TIIE)	8.905%	Monthly	08/17/2028	MXN	31,740	1	–	1
28-DAY MEXICAN INTERBANK RATE (TIIE)	8.935%	Monthly	08/17/2028	MXN	31,740	4	–	4
28-DAY MEXICAN INTERBANK RATE (TIIE)	8.925%	Monthly	08/25/2028	MXN	125,074	–	–	–
7.64%	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	01/01/2032	MXN	38,803	151	–	151

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
10.0455% FIXED	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	03/20/2025	MXN	73,665	$32	$–	$32
6.82%	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	09/10/2029	MXN	27,850	153	–	153
6.9225%	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	08/31/2029	MXN	30,802	160	–	160
28-DAY MEXICAN INTERBANK RATE (TIIE)	7.51%	Monthly	04/20/2027	MXN	11,913	(37)	–	(37)
9.33% FIXED	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	03/25/2026	MXN	85,468	44	–	44
3-MONTH JIBAR	10.21%	Quarterly	01/12/2033	ZAR	58,206	(47)	–	(47)
3- MONTH JIBAR	10.14%	Quarterly	01/12/2033	ZAR	65,487	(59)	–	(59)
3-MONTH TELBOR	3.5% FIXED	Quarterly	01/06/2028	ILS	11,185	(33)	–	(33)
3-MONTH TELBOR	3.465% FIXED	Quarterly	01/09/2028	ILS	10,725	(36)	–	(36)
3-MONTH TELBOR	3.1%	Quarterly	01/16/2028	ILS	7,371	(52)	–	(52)
3-MONTH TELBOR	3.1%	Quarterly	01/16/2028	ILS	6,576	(47)	–	(47)
3-MONTH TELBOR	4.3%	Quarterly	03/09/2028	ILS	4,915	28	–	28
3-MONTH TELBOR	3.56%	Quarterly	07/18/2028	ILS	5,736	12	–	12
3-MONTH TELBOR	3.571%	Quarterly	07/19/2028	ILS	6,656	14	–	14
3-MONTH TELBOR	3.842%	Quarterly	08/28/2028	ILS	1,277	1	–	1
6-MONTH WIBOR	4.641%	Semi-Annually	08/01/2028	PLN	8,420	(10)	1	(11)
4.705%	6-MONTH WIBOR	Annually	08/01/2033	PLN	16,900	4	2	2
6-MONTH WIBOR	5.262%	Semi-Annually	08/01/2025	PLN	39,500	(36)	1	(37)
CLICP	5.76%	Semi-Annually	08/18/2026	CLP	3,686,183	(41)	–	(41)
10.29%	6-MONTH BUBOR	Annually	07/03/2025	HUF	1,369,201	(33)	–	(33)
10.43%	6-MONTH BUBOR	Annually	07/03/2025	HUF	2,269,529	(70)	–	(70)
10.76%	6-MONTH BUBOR	Annually	07/11/2025	HUF	2,161,905	(104)	–	(104)
10.085%	6-MONTH BUBOR	Annually	07/20/2025	HUF	1,766,226	(32)	–	(32)
1-DAY FBIL OVERNIGHT MUMBAI INTERBANK SWAP RATE	6.585%	Semi-Annually	08/11/2025	INR	323,000	1	–	1
1-DAY FBIL OVERNIGHT MUMBAI INTERBANK SWAP RATE	6.4777%	Semi-Annually	08/14/2028	INR	142,000	2	–	2
6-MONTH PRIBOR	4.353%	Semi-Annually	01/23/2028	CZK	84,176	3	–	3
6-MONTH PRIBOR	4.7% FIXED	Semi-Annually	04/11/2028	CZK	37,426	57	–	57
6-MONTH PRIBOR	5.47%	Semi-Annually	07/14/2025	CZK	108,868	6	–	6
6-MONTH PRIBOR	4.185%	Semi-Annually	07/25/2028	CZK	41,511	(6)	–	(6)
6-MONTH PRIBOR	5.325%	Semi-Annually	07/31/2025	CZK	121,078	(2)	–	(2)
6-MONTH PRAGUE INTERBANK OFFER RATE	5.25078492%	Semi-Annually	08/09/2025	CZK	112,208	(6)	8	(14)
6-MONTH PRIBOR	4.48%	Semi-Annually	08/25/2028	CZK	39,408	18	–	18
6-MONTH PRIBOR	4.545%	Semi-Annually	08/25/2028	CZK	46,146	27	–	27
5.1975% FIXED	6-MONTH WIBOR	Annually	05/15/2033	PLN	2,364	(20)	–	(20)
5.14% FIXED	6-MONTH WIBOR	Annually	05/15/2033	PLN	4,729	(36)	–	(36)
5.22% FIXED	6-MONTH WIBOR	Annually	05/15/2033	PLN	2,364	(21)	–	(21)
4.965%	6-MONTH WIBOR	Annually	06/29/2028	PLN	7,528	(31)	–	(31)
4.5695%	6-MONTH WIBOR	Annually	07/21/2033	PLN	3,510	10	–	10
5.605% FIXED	6-MONTH WIBOR	Annually	04/17/2033	PLN	4,685	(75)	–	(75)
MEXICO INTERBANK TIIE	8.39%	Monthly	07/14/2028	MXN	145,800	(173)	–	(173)
3-MONTH JIBAR	8.41%	Quarterly	06/29/2025	ZAR	389,000	151	–	151
BUBOR-REUTERS	9.68%	Semi-Annually	08/16/2025	HUF	1,173,297	16	–	16
MXN -TIIE-BANXICO	9.69%	Monthly	07/18/2025	MXN	337,200	(183)	–	(183)
BUBOR-REUTERS	9.7167%	Semi-Annually	08/15/2025	HUF	1,783,811	26	–	26
HUF - BUBOR	9.7295%	Semi-Annually	08/18/2025	HUF	1,074,039	17	–	17
BUBOR-REUTERS	9.8%	Semi-Annually	08/17/2025	HUF	2,124,412	41	–	41
BUBOR-REUTERS	9.8%	Semi-Annually	08/17/2025	HUF	284,192	6	–	6
7-DAY CHINA FIXING REPO RATES (CNRR007)	2.302%	Quarterly	08/29/2028	CNY	23,300	3	–	3

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7-DAY CHINA FIXING REPO RATES (CNRR007)	2.283%	Quarterly	08/16/2028	CNY	22,800	$2	$–	$2
7.51% FIXED	1-DAY CLP - CLOIS	Semi-Annually	04/13/2025	CLP	2,122,536	(44)	–	(44)
3-MONTH FLOATING JIBAR	7.6647% FIXED	Quarterly	01/27/2028	ZAR	31,939	(27)	–	(27)
3-MONTH FLOATING JIBAR	7.6725% FIXED	Quarterly	01/26/2028	ZAR	112,917	(95)	–	(95)
3-MONTH FLOATING JIBAR	7.6672% FIXED	Quarterly	01/27/2028	ZAR	16,454	(14)	–	(14)
3-MONTH FLOATNG JIBAR	7.6797% FIXED	Quarterly	02/01/2028	ZAR	41,860	(35)	–	(35)
6-MONTH PRIBOR	5.3375% FIXED	Semi-Annually	08/31/2025	CZK	559,415	34	–	34
6-MONTH PRIBOR	5.3% FIXED	Semi-Annually	09/01/2025	CZK	29,765	1	–	1
						$(282)	$6	$(288)

A list of open OTC swap agreements held by the Fund at August 31, 2023, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CETIP	10.755%	Annually	01/02/2025	BRL	9,663	$5	$–	$5
Goldman Sachs	CETIP	10.745%	Annually	01/02/2025	BRL	42,759	22	–	22
Merrill Lynch	CETIP	10.7035%	Annually	01/02/2025	BRL	86,993	36	–	36
Citibank	CNY-CNREPOFIX-CFXS	2.0847%	Quarterly	07/04/2025	CNY	183,719	57	–	57
Goldman Sachs	28-DAY MEXICAN INTERBANK RATE (TIIE)	6.205%	Monthly	12/08/2025	MXN	21,174	(95)	–	(95)
Merrill Lynch	CETIP	10.02%	Annually	01/02/2026	BRL	19,808	(11)	–	(11)
Goldman Sachs	28-DAY MEXICAN INTERBANK RATE (TIIE)	6.165%	Monthly	03/05/2026	MXN	63,199	(298)	–	(298)
JPMorgan Chase	28-DAY MEXICAN INTERBANK RATE (TIIE)	6.13%	Monthly	06/18/2026	MXN	47,000	(235)	–	(235)
Goldman Sachs	28-DAY MEXICAN INTERBANK RATE (TIIE)	6.381%	Monthly	09/16/2026	MXN	35,000	(168)	–	(168)
Citibank	CNY-CNREPOFIX-CFXS	2.4016%	Quarterly	07/04/2028	CNY	85,684	81	–	81
Goldman Sachs	5.47% FIXED	6-MONTH FLOATING CLICP (CHIBPROM)	Semi-Annually	02/14/2033	CLP	1,301,010	(13)	–	(13)
JPMorgan Chase	5.244%	CLICP	Semi-Annually	08/07/2033	CLP	1,061,160	12	–	12
							$(607)	$–	$(607)

Percentages are based on Net Assets of $1,812,705 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $261,990 ($ Thousands), representing 14.5% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Zero coupon security.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)

Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2023 was $4,200 ($ Thousands) and represented 0.2% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)	Certain securities or partial positions of certain securities are on loan at August 31, 2023.
(G)	Perpetual security with no stated maturity date.
(H)	Security is in default on interest payment.

(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2023 was $678 ($ Thousands).

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Emerging Markets Debt Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1,238	$2,542	$(3,102)	$—	$—	$678	$4	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2023, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Global Bond
Neon Capital	$257,369	7/25/2019	2,161	$1,581
Petroleos de Venezuela	3,202	10/5/2017	1,077	188
Petroleos de Venezuela	1,620	2/10/2017	607	95
Petroleos de Venezuela	7,825	2/9/2017	2,409	459
Petroleos de Venezuela	16,821	9/15/2016	5,421	931
Petroleos de Venezuela	1,777	3/30/2016	684	99
Petroleos de Venezuela	7,900	9/23/2014	4,665	437
Venezuela Government International Bond	4,151	11/8/2017	1,070	394
Vnesheconombank Via VEB Finance	240	9/28/2011	245	16
			$18,339	$4,200

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Inflation-Protected Securities
3.625%, 04/15/2028	$7,800	$8,309
2.375%, 01/15/2025	12,588	12,444
2.375%, 01/15/2027	7,798	7,800
2.000%, 01/15/2026	8,067	7,939
1.750%, 01/15/2028	7,637	7,506
1.625%, 10/15/2027	19,887	19,508
1.250%, 04/15/2028	19,827	19,086
0.750%, 07/15/2028	15,878	14,970
0.625%, 01/15/2026	17,103	16,308
0.500%, 01/15/2028	18,214	16,972
0.375%, 07/15/2025	20,346	19,501
0.375%, 01/15/2027	15,860	14,849
0.375%, 07/15/2027	17,523	16,389
0.250%, 01/15/2025	18,541	17,818
0.125%, 10/15/2024	18,082	17,481
0.125%, 04/15/2025	14,781	14,097
0.125%, 10/15/2025	17,421	16,539
0.125%, 10/15/2025	596	566
0.125%, 04/15/2026	13,876	13,014
0.125%, 07/15/2026	17,045	16,006
0.125%, 10/15/2026	19,267	18,017
0.125%, 04/15/2027	19,685	18,202

Total U.S. Treasury Obligations
(Cost $332,359) ($ Thousands)		313,321

Total Investments in Securities — 99.8%
(Cost $332,359) ($ Thousands)		$313,321

Percentages are based on Net Assets of $313,866 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 39.9%
U.S. Treasury Bills
5.400%, 12/19/2023 (A)	$4,905	$4,826
5.383%, 11/28/2023 (A)	1,600	1,579
5.273%, 11/02/2023 (A)	3,710	3,676
5.231%, 10/26/2023 (A)	7,540	7,479
5.177%, 10/19/2023 (A)	2,970	2,949
U.S. Treasury Inflation-Protected Securities
1.250%, 04/15/2028	4,048	3,897
U.S. Treasury Notes
5.000%, 08/31/2025	172,531	173,023
4.750%, 07/31/2025	14,315	14,277
4.375%, 08/15/2026	57,919	57,657
4.375%, 08/31/2028	390	392
4.125%, 07/31/2028	105	104
4.000%, 12/15/2025	121,750	119,781
3.875%, 08/15/2033	320	314
3.250%, 06/30/2027	6,070	5,827
2.125%, 05/15/2025	51,545	49,139
1.750%, 12/31/2024	59,580	56,960
1.250%, 12/31/2026	32,220	29,059
0.500%, 03/31/2025	90,460	84,262
0.500%, 02/28/2026	100,780	90,993
0.250%, 06/15/2024	66,175	63,569
0.250%, 09/30/2025	89,000	81,087

Total U.S. Treasury Obligations
(Cost $860,781) ($ Thousands)		850,850

CORPORATE OBLIGATIONS — 23.9%
Communication Services — 1.4%
AT&T
2.300%, 06/01/2027	2,000	1,791
Netflix
5.875%, 02/15/2025	915	920
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	950	942
4.738%, 03/20/2025 (B)	361	357
Take-Two Interactive Software
3.300%, 03/28/2024	45	44
T-Mobile USA
3.750%, 04/15/2027	640	606
2.250%, 02/15/2026	12,605	11,656
Verizon Communications
3.376%, 02/15/2025	9,695	9,405
Warnermedia Holdings
3.755%, 03/15/2027	3,900	3,658

		29,379

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 0.9%
Hyundai Capital America
5.800%, 06/26/2025 (B)	$10,955	$10,968
Tractor Supply
5.250%, 05/15/2033	400	392
YMCA of Greater New York
2.303%, 08/01/2026	7,980	7,205

		18,565

Consumer Staples — 1.2%
BAT Capital
3.557%, 08/15/2027	236	219
3.222%, 08/15/2024	499	487
Bayer US Finance II LLC
4.375%, 12/15/2028 (B)	245	233
4.250%, 12/15/2025 (B)	580	561
3.875%, 12/15/2023 (B)	745	741
2.850%, 04/15/2025 (B)	520	492
CommonSpirit Health
2.760%, 10/01/2024	460	446
1.547%, 10/01/2025	11,740	10,802
Hormel Foods
0.650%, 06/03/2024	8,800	8,478
Imperial Brands Finance PLC
4.250%, 07/21/2025 (B)	1,035	1,001
JBS USA LUX
5.125%, 02/01/2028	520	505
3.000%, 02/02/2029	1,025	880

		24,845

Energy — 0.1%
Energy Transfer
5.950%, 12/01/2025	748	749
4.250%, 04/01/2024	250	247
Petroleos Mexicanos
6.700%, 02/16/2032	1,089	823
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,451

		3,270

Financials — 13.8%
American Express
2.250%, 03/04/2025	2,485	2,363
Athene Global Funding
6.044%, SOFRINDX + 0.700%, 05/24/2024 (B)(C)	920	913
2.514%, 03/08/2024 (B)	575	564
Avolon Holdings Funding
3.250%, 02/15/2027 (B)	990	890
2.750%, 02/21/2028 (B)	580	499
2.528%, 11/18/2027 (B)	133	114

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)	$4,704	$4,314
Bank of America MTN
3.705%, TSFR3M + 1.774%, 04/24/2028 (C)	1,361	1,274
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (C)	15,075	14,488
2.551%, U.S. SOFR + 1.050%, 02/04/2028 (C)	2,500	2,261
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (C)	2,215	2,038
Bank of Montreal
3.750%, 07/25/2025 (B)	14,719	14,301
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (C)	1,165	1,097
3.430%, U.S. SOFR + 0.565%, 06/13/2025 (C)	14,055	13,805
Bank of Nova Scotia MTN
3.450%, 04/11/2025	13,275	12,823
Canadian Imperial Bank of Commerce
3.300%, 04/07/2025	13,795	13,296
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (C)	1,220	1,153
3.520%, TSFR3M + 1.413%, 10/27/2028 (C)	1,645	1,518
0.981%, U.S. SOFR + 0.669%, 05/01/2025 (C)	9,250	8,933
0.776%, U.S. SOFR + 0.686%, 10/30/2024 (C)	1,165	1,154
Corebridge Financial
3.500%, 04/04/2025	7,110	6,832
Discover Bank
2.450%, 09/12/2024	987	946
DNB Bank
0.856%, H15T1Y + 0.330%, 09/30/2025 (B)(C)	1,235	1,170
F&G Global Funding
0.900%, 09/20/2024 (B)	11,374	10,693
Federation des Caisses Desjardins du Quebec
4.850%, 10/14/2025 (B)	9,430	9,343
GA Global Funding Trust
3.850%, 04/11/2025 (B)	4,101	3,947
General Electric MTN
6.012%, TSFR3M + 0.642%, 05/05/2026 (C)	330	330
HSBC Holdings PLC
0.976%, U.S. SOFR + 0.708%, 05/24/2025 (C)	4,490	4,316

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (C)	$8,315	$8,109
ING Groep
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (C)	1,230	1,191
Jackson National Life Global Funding
1.750%, 01/12/2025 (B)	6,055	5,679
JPMorgan Chase
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (C)	3,000	2,694
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (C)	10,835	10,231
1.040%, TSFR3M + 0.695%, 02/04/2027 (C)	4,420	3,956
Lloyds Banking Group PLC
1.627%, H15T1Y + 0.850%, 05/11/2027 (C)	620	553
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (B)(C)	705	632
Macquarie Group MTN
1.201%, U.S. SOFR + 0.694%, 10/14/2025 (B)(C)	910	862
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	2,500	2,357
Morgan Stanley
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (C)	270	242
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (C)	3,775	3,387
Morgan Stanley MTN
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (C)	13,359	12,590
Morgan Stanley Bank
4.754%, 04/21/2026	8,770	8,656
National Securities Clearing
5.050%, 11/21/2024 (B)	7,700	7,660
Nationwide Mutual Insurance
7.842%, TSFR1M + 2.290%, 12/15/2024 (B)(C)	1,000	999
New York Life Global Funding MTN
3.150%, 06/06/2024 (B)	12,615	12,365
PNC Financial Services Group
5.582%, U.S. SOFR + 1.841%, 06/12/2029 (C)	305	302
Royal Bank of Canada MTN
1.600%, 01/21/2025	13,860	13,139
Santander UK Group Holdings PLC
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (C)	610	591
State Street
5.272%, 08/03/2026	13,195	13,198

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank
3.815%, 07/25/2025 (B)	$8,195	$7,967
UBS Group
4.282%, 01/09/2028 (B)	1,075	1,006
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(C)	2,940	2,647
3.869%, U.S. SOFR + 1.410%, 01/12/2029 (B)(C)	770	708
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (B)(C)	2,210	2,131
1.364%, H15T1Y + 1.080%, 01/30/2027 (B)(C)	385	344
1.305%, SOFRINDX + 0.980%, 02/02/2027 (B)(C)	1,710	1,520
US Bancorp
4.653%, U.S. SOFR + 1.230%, 02/01/2029 (C)	1,465	1,399
Wells Fargo MTN
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (C)	3,950	3,675
2.406%, TSFR3M + 1.087%, 10/30/2025 (C)	14,215	13,631
2.164%, TSFR3M + 1.012%, 02/11/2026 (C)	4,145	3,919
Wells Fargo Bank
5.550%, 08/01/2025	10,710	10,732
Willis North America
4.650%, 06/15/2027	615	596

		295,043

Health Care — 1.9%
AbbVie
3.800%, 03/15/2025	35	34
3.750%, 11/14/2023	550	548
Amgen
5.150%, 03/02/2028	2,465	2,463
HCA
5.875%, 02/15/2026	1,500	1,502
5.250%, 04/15/2025	465	461
5.000%, 03/15/2024	610	606
3.125%, 03/15/2027	1,000	919
Humana
5.700%, 03/13/2026	600	600
3.850%, 10/01/2024	1,500	1,469
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	18,430	18,232
Revvity
0.850%, 09/15/2024	1,170	1,109
Royalty Pharma PLC
0.750%, 09/02/2023	985	985

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Thermo Fisher Scientific
1.215%, 10/18/2024	$11,900	$11,344

		40,272

Industrials — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026	255	229
1.650%, 10/29/2024	650	618
Air Lease
3.375%, 07/01/2025	400	381
2.200%, 01/15/2027	770	688
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	603
Boeing
1.433%, 02/04/2024	680	667

		3,186

Information Technology — 1.3%
Global Payments
2.150%, 01/15/2027	1,725	1,537
Hewlett Packard Enterprise
5.900%, 10/01/2024	13,595	13,607
Oracle
1.650%, 03/25/2026	1,865	1,700
VMware
1.000%, 08/15/2024	10,855	10,374

		27,218

Materials — 0.2%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,129
Berry Global
5.500%, 04/15/2028 (B)	765	752
International Flavors & Fragrances
2.300%, 11/01/2030 (B)	440	342
1.832%, 10/15/2027 (B)	2,125	1,787

		4,010

Real Estate — 0.7%
American Tower
5.250%, 07/15/2028	1,500	1,477
Digital Realty Trust
3.600%, 07/01/2029	615	555
Extra Space Storage
5.700%, 04/01/2028	1,195	1,200
4.000%, 06/15/2029	1,230	1,126
3.875%, 12/15/2027	1,625	1,514
GLP Capital LP / GLP Financing II
4.000%, 01/15/2031	1,370	1,175
Healthcare Realty Holdings
3.500%, 08/01/2026	1,625	1,517

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hudson Pacific Properties
5.950%, 02/15/2028	$530	$448
4.650%, 04/01/2029	575	438
3.950%, 11/01/2027	15	12
Kilroy Realty
3.450%, 12/15/2024	920	888
Physicians Realty
4.300%, 03/15/2027	1,880	1,795
VICI Properties
5.750%, 02/01/2027 (B)	725	711
4.950%, 02/15/2030	15	14
4.625%, 06/15/2025 (B)	625	605
4.125%, 08/15/2030 (B)	410	359
3.875%, 02/15/2029 (B)	110	97

		13,931

Utilities — 2.3%
Alliant Energy Finance LLC
1.400%, 03/15/2026 (B)	1,030	917
American Electric Power
5.750%, 11/01/2027	550	560
2.031%, 03/15/2024	1,325	1,296
Dominion Energy
3.300%, 03/15/2025	1,570	1,516
Eversource Energy
4.200%, 06/27/2024	11,020	10,863
2.900%, 03/01/2027	1,505	1,385
ITC Holdings
4.950%, 09/22/2027 (B)	1,600	1,574
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	1,545	1,530
Metropolitan Edison
4.000%, 04/15/2025 (B)	315	299
NextEra Energy Capital Holdings
5.749%, 09/01/2025	15,820	15,858
2.940%, 03/21/2024	745	732
PacifiCorp
3.600%, 04/01/2024	9,750	9,624
Pennsylvania Electric
5.150%, 03/30/2026 (B)	665	654
Public Service Enterprise Group
2.875%, 06/15/2024	2,825	2,758

		49,566

Total Corporate Obligations
(Cost $520,345) ($ Thousands)		509,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 21.7%
Agency Mortgage-Backed Obligations — 13.7%
FHLB
2.750%, 03/25/2027	$16,360	$15,246
2.200%, 02/28/2025	7,815	7,457
FHLMC
5.125%, 01/27/2025	9,000	8,921
4.050%, 07/21/2025	14,825	14,474
4.000%, 12/30/2024	6,275	6,168
3.866%, U.S. SOFR + 1.474%, 03/01/2037(C)	4	4
3.500%, 02/01/2034 to 05/01/2035	5,298	5,062
3.151%, 11/25/2025	4,450	4,264
2.500%, 09/01/2030 to 01/01/2052	4,946	4,333
2.000%, 03/01/2052	2,526	2,011
0.600%, 10/20/2025	9,805	8,950
FHLMC Multifamily Structured Pass Through Certificates, Ser K048, Cl A2
3.284%, 06/25/2025(C)	500	483
FHLMC Multifamily Structured Pass Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	2,675	2,534
FHLMC Multifamily Structured Pass Through Certificates, Ser K062, Cl A2
3.413%, 12/25/2026	1,500	1,428
FHLMC Multifamily Structured Pass Through Certificates, Ser K076, Cl A1
3.725%, 12/25/2027	196	190
FHLMC Multifamily Structured Pass Through Certificates, Ser K089, Cl A1
3.344%, 10/25/2028	826	787
FHLMC Multifamily Structured Pass Through Certificates, Ser K159, Cl A1
3.950%, 12/25/2029	5,970	5,788
FHLMC Multifamily Structured Pass Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/2026	2,565	2,426
FHLMC Multifamily Structured Pass Through Certificates, Ser KW01, Cl A2
2.853%, 01/25/2026	1,505	1,432
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
5.576%, SOFR30A + 0.474%, 08/25/2024(C)	155	155
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
5.576%, SOFR30A + 0.474%, 09/25/2027(C)	78	77
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
5.546%, SOFR30A + 0.444%, 09/25/2024(C)	198	198

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
5.536%, SOFR30A + 0.434%, 11/25/2024(C)	$163	$162
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
5.556%, SOFR30A + 0.454%, 11/25/2027(C)	43	42
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
5.456%, SOFR30A + 0.354%, 01/25/2028(C)	338	333
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
5.616%, SOFR30A + 0.514%, 08/25/2025(C)	117	116
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
5.706%, SOFR30A + 0.604%, 07/25/2026(C)	682	682
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
5.506%, SOFR30A + 0.404%, 08/25/2027(C)	339	335
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	353	342
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ31, Cl A1
0.569%, 05/25/2026	272	262
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	397	368
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	2,079	1,877
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	2,965	2,838
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
5.366%, 12 Month Treas Avg + 0.740%, 05/25/2044(C)	389	389
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
5.553%, SOFR30A + 0.364%, 02/15/2035(C)	418	411
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
5.673%, SOFR30A + 0.484%, 10/15/2034(C)	535	531
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
5.603%, SOFR30A + 0.414%, 01/15/2036(C)	181	180

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
5.603%, SOFR30A + 0.414%, 04/15/2036(C)	$204	$202
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
5.953%, SOFR30A + 0.764%, 03/15/2032(C)	242	242
FHLMC REMIC CMO, Ser 2010-3762, Cl FP
5.753%, SOFR30A + 0.564%, 03/15/2040(C)	39	39
FHLMC REMIC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	106	104
FHLMC REMIC CMO, Ser 2011-3895, Cl FM
5.653%, SOFR30A + 0.464%, 12/15/2040(C)	79	78
FHLMC REMIC CMO, Ser 2012-4048, Cl GF
5.653%, SOFR30A + 0.464%, 10/15/2040(C)	16	16
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
5.703%, SOFR30A + 0.514%, 08/15/2032(C)	365	365
FHLMC REMIC CMO, Ser 2012-4102, Cl LF
5.553%, SOFR30A + 0.364%, 01/15/2040(C)	61	60
FHLMC REMIC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	170	163
FHLMC REMIC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	134	129
FHLMC REMIC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	210	202
FNMA
3.500%, 09/01/2034	3,574	3,405
3.000%, 10/01/2030 to 02/01/2035	4,730	4,456
2.990%, 01/01/2026(C)	665	637
2.890%, 12/01/2025	5,195	4,943
2.690%, 06/01/2026	1,441	1,348
2.500%, 02/01/2031 to 11/01/2034	3,136	2,905
2.000%, 04/01/2031	791	718
0.700%, 07/30/2025	6,920	6,361
FNMA REMIC CMO, Ser 2005-83, Cl FP
5.732%, SOFR30A + 0.444%, 10/25/2035(C)	508	500
FNMA REMIC CMO, Ser 2006-31, Cl FP
5.702%, SOFR30A + 0.414%, 05/25/2036(C)	91	89
FNMA REMIC CMO, Ser 2006-56, Cl FE
5.832%, SOFR30A + 0.544%, 07/25/2036(C)	425	419
FNMA REMIC CMO, Ser 2007-98, Cl FD
5.852%, SOFR30A + 0.564%, 06/25/2037(C)	259	255
FNMA REMIC CMO, Ser 2008-24, Cl PF
6.052%, SOFR30A + 0.764%, 02/25/2038(C)	74	74

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2010-43, Cl VF
5.952%, SOFR30A + 0.664%, 05/25/2040(C)	$310	$306
FNMA REMIC CMO, Ser 2012-111, Cl NF
5.752%, SOFR30A + 0.464%, 05/25/2042(C)	449	437
FNMA REMIC CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	470	441
FNMA REMIC CMO, Ser 2012-54, Cl CF
6.102%, SOFR30A + 0.814%, 05/25/2042(C)	154	153
FNMA REMIC CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	136	132
FNMA REMIC CMO, Ser 2016-48, Cl UF
5.802%, SOFR30A + 0.514%, 08/25/2046(C)	183	179
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.902%, SOFR30A + 0.614%, 01/25/2050(C)	409	393
FNMA REMIC CMO, Ser 2020-10, Cl FA
5.902%, SOFR30A + 0.614%, 03/25/2050(C)	1,117	1,077
FNMA TBA
5.500%, 09/01/2053	19,350	19,105
5.000%, 09/15/2053 to 10/15/2053	32,875	31,888
4.500%, 10/14/2034	17,975	17,061
4.000%, 09/14/2039 to 10/14/2039	10,875	10,043
3.500%, 09/15/2053	5,925	5,296
3.000%, 10/15/2042 to 09/15/2053	16,175	13,947
2.500%, 10/01/2042 to 09/15/2053	17,100	14,178
2.000%, 10/15/2053	3,625	2,890
FNMA, Ser M15, Cl A2
2.923%, 10/25/2025(C)	980	936
FNMA, Ser M17, Cl A2
3.003%, 11/25/2025(C)	533	509
FNMA, Ser M3, Cl A2
2.702%, 02/25/2026	2,618	2,480
FREMF Mortgage Trust, Ser 2014-K37, Cl B
4.761%, 01/25/2047(B)(C)	1,000	990
FRESB Mortgage Trust, Ser SB14, Cl A10F
2.590%, 03/25/2026(C)	212	200
FRESB Mortgage Trust, Ser SB15, Cl A10F
2.350%, 03/25/2026(C)	1,297	1,213
FRESB Mortgage Trust, Ser SB17, Cl A10F
2.420%, 05/25/2026(C)	800	753
FRESB Mortgage Trust, Ser SB50, Cl A10F
3.350%, 04/25/2028(C)	872	816
FRESB Mortgage Trust, Ser SB52, Cl A10F
3.480%, 06/25/2028(C)	5,519	5,194
FRESB Mortgage Trust, Ser SB53, Cl A10F
3.660%, 06/25/2028(C)	4,324	4,089
FRESB Mortgage Trust, Ser SB54, Cl A10F
3.520%, 05/25/2028(C)	1,381	1,295

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser SB59, Cl A10F
3.470%, 01/25/2029(C)	$334	$312
GNMA
3.625%, H15T1Y + 1.500%, 02/20/2041(C)	68	68
3.000%, 01/20/2027	548	529
GNMA CMO, Ser 2007-1, Cl F
5.729%, TSFR1M + 0.414%, 01/20/2037(C)	345	340
GNMA CMO, Ser 2010-98, Cl QF
5.829%, TSFR1M + 0.514%, 01/20/2040(C)	100	100
GNMA CMO, Ser 2011-151, Cl BF
5.779%, TSFR1M + 0.464%, 04/20/2041(C)	284	278
GNMA CMO, Ser 2012-77, Cl FM
6.097%, TSFR1M + 0.784%, 11/16/2039(C)	374	373
GNMA CMO, Ser 2023-111, Cl FN
6.320%, SOFR30A + 1.200%, 08/20/2053(C)	3,225	3,214
GNMA CMO, Ser 2023-113, Cl FD
6.420%, SOFR30A + 1.350%, 08/20/2053(C)	3,150	3,143
GNMA CMO, Ser 2023-116, Cl FL
6.331%, SOFR30A + 1.150%, 08/20/2053(C)	3,175	3,174
GNMA TBA
5.000%, 09/01/2033	1,475	1,435
4.500%, 09/15/2039	2,975	2,835
2.500%, 09/15/2053	10,075	8,571
GNMA, Ser 109, Cl B
3.313%, 10/16/2041(C)	965	954
GNMA, Ser 157, Cl C
3.150%, 10/16/2054(C)	1,118	1,065
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(C)	347	340
GNMA, Ser 2010-159, Cl D
4.558%, 09/16/2044(C)	363	355
GNMA, Ser 23, Cl D
3.488%, 07/16/2049(C)	355	335

		292,388
Non-Agency Mortgage-Backed Obligations — 8.0%
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
6.134%, TSFR1M + 0.819%, 11/25/2035(C)	1,071	1,035
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
6.483%, TSFR1M + 1.172%, 06/15/2035(B)(C)	1,083	1,070

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Ser BNK3, Cl ASB
3.366%, 02/15/2050	$1,032	$990
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
5.673%, 07/26/2036(B)(C)	2,165	2,121
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	3,146	2,992
BANK, Ser BN14, Cl ASB
4.185%, 09/15/2060	500	483
BANK, Ser BN14, Cl A2
4.128%, 09/15/2060	353	352
BANK, Ser BNK8, Cl ASB
3.314%, 11/15/2050	1,903	1,787
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.566%, TSFR1M + 2.254%, 10/15/2037(B)(C)	1,000	952
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	654	632
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	9,585	8,933
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	316	301
Benchmark Mortgage Trust, Ser B5, Cl A2
4.077%, 07/15/2051	1,287	1,242
Benchmark Mortgage Trust, Ser B9, Cl AAB
3.933%, 03/15/2052	1,575	1,478
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.430%, 09/15/2054(C)	1,584	1,557
BOCA Commercial Mortgage Trust, Ser BOCA, Cl A
7.080%, TSFR1M + 1.770%, 05/15/2039(B)(C)	500	497
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.077%, TSFR1M + 0.767%, 05/15/2038(B)(C)	1,192	1,169
BX Commercial Mortgage Trust, Ser CIP, Cl A
6.346%, TSFR1M + 1.035%, 12/15/2038(B)(C)	1,250	1,224
BX Commercial Mortgage Trust, Ser VKNG, Cl A
6.355%, TSFR1M + 1.044%, 10/15/2037(B)(C)	984	974
BX Trust, Ser 2021-MFM1, Cl A
6.125%, TSFR1M + 0.814%, 01/15/2034(B)(C)	434	427
BX Trust, Ser CALM, Cl B
6.525%, TSFR1M + 1.214%, 11/15/2032(B)(C)	606	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser SDMF, Cl A
6.014%, TSFR1M + 0.703%, 09/15/2034(B)(C)	$1,921	$1,874
BXP Trust, Ser CC, Cl D
3.670%, 08/13/2037(B)(C)	710	516
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
6.496%, TSFR1M + 1.184%, 12/15/2037(B)(C)	815	811
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	4,277	4,046
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	1,561	1,473
CD Mortgage Trust, Ser CD7, Cl ASB
4.213%, 08/15/2051	395	378
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(B)(C)	1,083	1,038
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
6.779%, TSFR1M + 1.464%, 10/25/2037(B)(C)	43	43
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	651	634
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	1,115	1,111
Citigroup Commercial Mortgage Trust, Ser GC21, Cl AS
4.026%, 05/10/2047	1,375	1,340
Citigroup Commercial Mortgage Trust, Ser GC36, Cl AAB
3.368%, 02/10/2049	647	625
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	1,022	981
Citigroup Commercial Mortgage Trust, Ser PRM2, Cl A
6.376%, TSFR1M + 1.064%, 10/15/2038(B)(C)	1,782	1,746
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
5.719%, TSFR1M + 0.404%, 09/25/2036(B)(C)	1,633	1,540
Cold Storage Trust, Ser 2020-ICE5, Cl A
6.325%, TSFR1M + 1.014%, 11/15/2037(B)(C)	1,474	1,462
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	460	450
COMM Mortgage Trust, Ser CR13, Cl A3
3.928%, 11/10/2046	100	100

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser CR14, Cl A2
3.147%, 02/10/2047	$246	$245
COMM Mortgage Trust, Ser DC1, Cl AM
3.724%, 02/10/2048	930	861
COMM Mortgage Trust, Ser PC1, Cl A4
3.620%, 07/10/2050	1,033	1,007
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
7.838%, SOFR30A + 2.550%, 07/25/2042(B)(C)	1,556	1,586
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
6.338%, TSFR1M + 1.027%, 05/15/2036(B)(C)	1,496	1,495
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
6.588%, TSFR1M + 1.277%, 05/15/2036(B)(C)	1,097	1,094
Credit Suisse Mortgage Capital Certificates, Ser ICE4, Cl D
6.958%, TSFR1M + 1.647%, 05/15/2036(B)(C)	2,893	2,873
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	23	22
CSMC Series, Ser 2014-6R, Cl 15A2
2.456%, TSFR1M + 0.264%, 11/27/2036(B)(C)	1,015	972
CSMC Series, Ser 2015-6R, Cl 2A1
5.341%, TSFR1M + 0.314%, 11/27/2046(B)(C)	1,714	1,680
CSMC Trust, Ser 2022-RPL3, Cl A1
3.716%, 03/25/2061(B)(C)	2,677	2,596
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
6.409%, TSFR1M + 1.099%, 05/15/2035(B)(C)	1,773	1,766
DBJPM Mortgage Trust, Ser C3, Cl ASB
2.756%, 08/10/2049	1,066	1,011
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
6.491%, TSFR1M + 1.177%, 12/19/2030(B)(C)	1,600	1,589
Extended Stay America Trust, Ser ESH, Cl A
6.505%, TSFR1M + 1.194%, 07/15/2038(B)(C)	2,115	2,094
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.588%, SOFR30A + 1.300%, 02/25/2042(B)(C)	885	882
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
5.539%, TSFR1M + 0.224%, 12/25/2037(C)	1,800	1,675

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2021-NQM6, Cl A1
1.855%, 08/25/2066(B)(C)	$2,683	$2,279
Great Wolf Trust, Ser WOLF, Cl A
6.459%, TSFR1M + 1.148%, 12/15/2036(B)(C)	1,500	1,494
Great Wolf Trust, Ser WOLF, Cl C
7.058%, TSFR1M + 1.747%, 12/15/2036(B)(C)	2,690	2,663
GS Mortgage Securities II Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(B)(C)	10,600	10,196
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,617	1,543
GS Mortgage Securities Trust, Ser GC38, Cl A2
3.872%, 02/10/2052	2,645	2,621
GS Mortgage Securities Trust, Ser GS5, Cl AAB
3.467%, 03/10/2050	816	775
GS Mortgage Securities Trust, Ser GS9, Cl A2
3.839%, 03/10/2051	30	30
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	655	619
GSAA Home Equity Trust, Ser 2005-6, Cl M1
6.074%, TSFR1M + 0.759%, 06/25/2035(C)	798	782
GSAA Home Equity Trust, Ser 2007-8, Cl A3
6.329%, TSFR1M + 1.014%, 08/25/2037(C)	377	364
Houston Galleria Mall Trust, Ser HGLR, Cl D
3.982%, 03/05/2037(B)	1,400	1,267
Houston Galleria Mall Trust, Ser HGLR, Cl A1A1
3.087%, 03/05/2037(B)	1,200	1,127
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
6.229%, TSFR1M + 0.914%, 10/25/2034(C)	643	624
Independence Plaza Trust, Ser INDP, Cl A
3.763%, 07/10/2035(B)	1,095	1,027
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	7	7
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	446	441
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	984	953
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	4,380	4,141

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	$484	$466
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
6.225%, TSFR1M + 0.914%, 04/15/2038(B)(C)	1,502	1,486
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	2,854	2,698
JPMorgan Chase Commercial Mortgage Securities Trust, Ser MARG, Cl A
6.726%, TSFR1M + 1.414%, 05/15/2034(B)(C)	1,418	1,408
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
5.669%, TSFR1M + 0.354%, 05/25/2037(C)	1,246	1,231
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
5.659%, TSFR1M + 0.344%, 05/25/2037(C)	3,000	2,834
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
5.589%, TSFR1M + 0.274%, 06/25/2037(C)	1,616	1,591
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
6.588%, SOFR30A + 1.300%, 03/25/2051(B)(C)	2,582	2,419
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
6.306%, TSFR1M + 0.996%, 05/15/2036(B)(C)	2,718	2,706
LHOME Mortgage Trust, Ser 2021-RTL3, Cl A1
2.363%, 09/25/2026(B)(D)	2,500	2,412
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	1,909	1,905
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
5.889%, TSFR1M + 0.574%, 04/25/2029(C)	159	145
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(B)(C)	403	384
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(C)	1,022	966
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	2,167	1,990

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Cl ASB
3.621%, 10/15/2047	$95	$94
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	316	308
Morgan Stanley Capital I, Ser HR2, Cl ASB
3.509%, 12/15/2050	1,138	1,077
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
5.659%, TSFR1M + 0.344%, 03/25/2037(C)	64	64
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
5.749%, TSFR1M + 0.434%, 04/25/2037(C)	581	563
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.619%, TSFR1M + 0.304%, 04/25/2037(C)	1,438	1,345
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates 2005-2, Ser 2005-2, Cl M5
6.404%, TSFR1M + 1.089%, 04/25/2035(C)	425	426
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(C)	5,463	4,510
RASC Series Trust, Ser 2005-EMX2, Cl M5
6.479%, TSFR1M + 0.814%, 07/25/2035(C)	343	341
RBS Commercial Funding Trust, Ser GSP, Cl A
3.961%, 01/15/2032(B)(C)	2,010	1,954
SREIT Trust, Ser 2021-MFP, Cl B
6.505%, TSFR1M + 1.194%, 11/15/2038(B)(C)	1,500	1,472
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
5.999%, TSFR1M + 0.684%, 05/25/2035(C)	63	62
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(B)(C)	442	416
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(C)	2,754	2,539
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
6.429%, TSFR1M + 1.114%, 05/25/2058(B)(C)	1,418	1,426
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	1,160	1,012

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	$1,633	$1,463
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(B)(C)	801	743
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	838	796
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	214	214
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.949%, TSFR1M + 0.634%, 11/25/2045(C)	898	819
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	1,025	994
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	494	471
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	2,008	1,917
Wells Fargo Commercial Mortgage Trust, Ser C31, Cl A3
3.427%, 11/15/2048	3,923	3,783
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	1,456	1,394
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	920	881
Wells Fargo Commercial Mortgage Trust, Ser C52, Cl ASB
2.833%, 08/15/2052	1,400	1,287
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	1,341	1,264
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	951	939
Wells Fargo Commercial Mortgage Trust, Ser SMP, Cl A
6.232%, TSFR1M + 0.922%, 12/15/2034(B)(C)	1,125	1,063
WFRBS Commercial Mortgage Trust, Ser C18, Cl A4
3.896%, 12/15/2046	975	968

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser C21, Cl A5
3.678%, 08/15/2047	$1,183	$1,150

		169,781
Total Mortgage-Backed Securities
(Cost $474,770) ($ Thousands)		462,169

ASSET-BACKED SECURITIES — 17.8%
Automotive — 8.2%

American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/2026 (B)	2,460	2,427
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl D
1.140%, 03/15/2027 (B)	3,386	3,289
Americredit Automobile Receivables Trust, Ser 2019-1, Cl D
3.620%, 03/18/2025	2,072	2,070
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,070
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	2,961
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/2032 (B)	7,345	7,141
CarMax Auto Owner Trust, Ser 2022-2, Cl A4
3.620%, 09/15/2027	3,632	3,491
Carmax Auto Owner Trust, Ser 2023-2, Cl A3
5.050%, 01/18/2028	9,130	9,066
Carmax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	1,000	983
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	5,300	5,298
Chase Auto Owner Trust, Ser 2022-AA, Cl A3
3.980%, 06/25/2027 (B)	3,400	3,326
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/2028 (B)	9,415	9,410
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (B)	6,440	6,452
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/2027	1,745	1,710

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	$2,470	$2,310
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (B)	6,620	6,590
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/2027 (B)	2,750	2,664
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl C
0.960%, 10/15/2026	1,473	1,424
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl C
1.460%, 10/15/2027	2,550	2,462
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	2,015	2,010
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (B)	2,450	2,385
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (B)	2,400	2,241
Flagship Credit Auto Trust, Ser 2021-1, Cl C
0.910%, 03/15/2027 (B)	3,030	2,898
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A4
4.830%, 05/15/2026	4,500	4,444
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (B)	10,485	9,547
GTE Auto Receivables Trust, Ser 2023-1, Cl A3
5.180%, 03/15/2028 (B)	8,475	8,346
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (B)	1,202	1,165
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (B)	1,011	961
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (B)	2,180	2,139
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/2027	6,000	5,927
Prestige Auto Receivables Trust, Ser 2022-1A, Cl B
6.550%, 07/17/2028 (B)	1,000	1,000
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/2028 (B)	1,250	1,242
Santander Drive Auto Receivables Trust, Ser 2019-2, Cl D
3.220%, 07/15/2025	105	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/2027	$2,500	$2,427
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl B
0.880%, 06/15/2026	612	608
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	3,185	3,115
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A3
3.760%, 04/15/2027	6,374	6,213
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl D
1.650%, 02/17/2026 (B)	1,700	1,644
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (B)	2,940	2,908
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (B)	13,920	13,872
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl B
5.800%, 04/18/2038 (B)	12,695	12,616
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	3,050	2,806
World Omni Auto Receivables Trust, Ser 2023-C, Cl A3
5.150%, 11/15/2028	8,715	8,702
		173,465

Credit Cards — 2.8%

Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	1,950	1,926
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	10,125	9,817
CARDS II Trust, Ser 2023-2A, Cl B
6.379%, 07/17/2028 (B)	11,190	11,191
First National Master Note Trust, Ser 2023-1, Cl A
5.130%, 04/15/2029	5,935	5,851
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (B)	14,100	13,790
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	10,611	10,245

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	$6,270	$6,298
		59,118

Other Asset-Backed Securities — 6.8%

AMMC CLO 15, Ser 2021-15A, Cl AR3
6.690%, TSFR3M + 1.382%, 01/15/2032 (B)(C)	1,300	1,291
AMMC CLO 22, Ser 2018-22A, Cl A
6.643%, TSFR3M + 1.292%, 04/25/2031 (B)(C)	811	806
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
6.657%, TSFR3M + 1.312%, 07/24/2029 (B)(C)	405	404
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.648%, TSFR3M + 1.322%, 04/20/2031 (B)(C)	2,492	2,481
Barings CLO, Ser 2018-3A, Cl A1
6.538%, TSFR3M + 1.212%, 07/20/2029 (B)(C)	299	298
BBCMS Trust, Ser BXH, Cl A
6.358%, TSFR1M + 1.047%, 10/15/2037 (B)(C)	62	61
Bear Stearns Asset Backed Securities Trust, Ser 2006-2, Cl M5
7.454%, TSFR1M + 2.139%, 07/25/2036 (C)	764	762
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
5.729%, TSFR1M + 0.414%, 11/25/2036 (C)	2,314	2,220
Carbone CLO, Ser 2017-1A, Cl A1
6.728%, TSFR3M + 1.402%, 01/20/2031 (B)(C)	1,843	1,838
Carrington Mortgage Loan Trust Series, Ser 2006-OPT1, Cl M1
5.954%, TSFR1M + 0.639%, 02/25/2036 (C)	2,240	2,173
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	1,079	976
CIFC Funding, Ser 2018-3RA, Cl A1
6.587%, TSFR3M + 1.242%, 04/24/2031 (B)(C)	409	407
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	6,160	6,108
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
5.909%, TSFR1M + 0.594%, 11/25/2036 (C)	603	592

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.587%, TSFR1M + 1.089%, 06/25/2035 (C)	$187	$185
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/2029 (B)	3,915	3,927
Dell Equipment Finance Trust, Ser 2023-2, Cl B
5.770%, 01/22/2029 (B)	2,195	2,185
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl AR
6.446%, TSFR3M + 1.082%, 11/15/2028 (B)(C)	475	472
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.589%, TSFR1M + 0.274%, 11/25/2036 (C)	1,231	1,202
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
5.679%, TSFR1M + 0.364%, 06/25/2036 (C)	1,065	1,045
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (B)	3,930	3,595
Ford Credit Floorplan Master Owner Trust A, Ser 2019-4, Cl A
2.440%, 09/15/2026	12,000	11,591
Ford Credit Floorplan Master Owner Trust A, Ser 2020-2, Cl A
1.060%, 09/15/2027	2,740	2,503
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl B
5.310%, 05/15/2028 (B)	1,800	1,774
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.089%, TSFR1M + 0.774%, 01/25/2036 (C)	2,291	2,147
FS Rialto, Ser 2019-FL1, Cl A
6.627%, TSFR1M + 1.314%, 12/16/2036 (B)(C)	732	726
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A3
5.150%, 07/15/2027 (B)	3,235	3,177
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
6.580%, TSFR3M + 1.272%, 04/15/2031 (B)(C)	2,250	2,240
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	1,290	1,211

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
5.969%, TSFR1M + 0.654%, 12/25/2035 (C)	$395	$390
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
6.014%, TSFR1M + 0.699%, 01/25/2036 (C)	562	545
LCM XXIV, Ser 2021-24A, Cl AR
6.568%, TSFR3M + 1.242%, 03/20/2030 (B)(C)	967	961
LMREC, Ser 2019-CRE3, Cl A
6.830%, TSFR1M + 1.514%, 12/22/2035 (B)(C)	810	809
M&T Equipment, Ser 2023-1A, Cl A3
5.740%, 07/15/2030 (B)	6,775	6,757
Madison Park Funding XIX, Ser 2020-19A, Cl A1R2
6.527%, TSFR3M + 1.182%, 01/22/2028 (B)(C)	944	940
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.595%, TSFR3M + 1.262%, 07/21/2030 (B)(C)	1,931	1,925
Magnetite XVIII, Ser 2021-18A, Cl AR2
6.506%, TSFR3M + 1.142%, 11/15/2028 (B)(C)	1,817	1,810
MF1, Ser 2020-FL4, Cl A
7.128%, TSFR1M + 1.814%, 11/15/2035 (B)(C)	462	460
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (B)	1,435	1,330
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
5.969%, TSFR1M + 0.654%, 03/25/2036 (C)	510	486
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
6.429%, TSFR1M + 1.114%, 07/25/2037 (C)	1,096	1,060
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	2,221	2,020
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	4,695	4,326
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	2,728	2,457
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	3,074	2,747

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	$1,992	$1,771
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	2,003	1,817
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	3,633	3,160
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	6,882	5,964
Navient Student Loan Trust, Ser 2015-2, Cl A3
5.972%, SOFR30A + 0.684%, 11/26/2040 (C)	655	638
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
6.002%, SOFR30A + 0.714%, 10/27/2036 (B)(C)	193	189
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (B)	5,488	4,912
Neuberger Berman Loan Advisers CLO 24, Ser 2020-24A, Cl BR
7.082%, TSFR3M + 1.762%, 04/19/2030 (B)(C)	750	739
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
5.789%, TSFR1M + 0.474%, 05/25/2036 (C)	1,933	1,886
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (B)	805	710
One New York Plaza Trust, Ser 1NYP, Cl A
6.376%, TSFR1M + 1.064%, 01/15/2036 (B)(C)	952	913
OneMain Financial Issuance Trust, Ser 2020-1A, Cl A
3.840%, 05/14/2032 (B)	325	324
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
5.969%, TSFR1M + 0.654%, 03/25/2037 (C)	2,708	2,527
Palmer Square CLO, Ser 2018-1A, Cl A1
6.602%, TSFR3M + 1.292%, 04/18/2031 (B)(C)	2,834	2,823
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
6.441%, TSFR3M + 1.062%, 05/20/2029 (B)(C)	987	982

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
6.109%, TSFR1M + 0.794%, 12/25/2035 (C)	$1,135	$1,072
PFS Financing, Ser 2022-B, Cl A
5.789%, SOFR30A + 0.600%, 02/15/2026 (B)(C)	2,400	2,399
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
6.552%, SOFR30A + 1.264%, 09/25/2065 (B)(C)	–	–
Progress Residential Trust, Ser 2019-SFR3, Cl E
3.369%, 09/17/2036 (B)	1,110	1,066
Progress Residential Trust, Ser 2020-SFR2, Cl A
2.078%, 06/17/2037 (B)	1,877	1,756
RAMP Series Trust, Ser 2006-NC2, Cl A3
6.009%, TSFR1M + 0.694%, 02/25/2036 (C)	71	71
Reese Park CLO, Ser 2021-1A, Cl XR
6.470%, TSFR3M + 1.162%, 10/15/2034 (B)(C)	825	825
Rockford Tower CLO, Ser 2018-2A, Cl A
6.748%, TSFR3M + 1.422%, 10/20/2031 (B)(C)	2,623	2,612
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
5.769%, TSFR1M + 0.454%, 10/25/2046 (C)	1,227	1,184
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (B)	611	598
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (B)	459	433
SLC Student Loan Trust, Ser 2007-1, Cl A4
5.451%, SOFR90A + 0.322%, 05/15/2029 (C)	380	378
SLM Student Loan Trust, Ser 2012-2, Cl A
6.102%, SOFR30A + 0.814%, 01/25/2029 (C)	713	685
SLM Student Loan Trust, Ser 2013-2, Cl A
5.852%, SOFR30A + 0.564%, 06/25/2043 (C)	875	861
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	593	525
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	1,013	845
Stack Infrastructure Issuer LLC, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (B)	740	708

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (B)	$1,000	$911
STWD, Ser 2019-FL1, Cl A
6.505%, TSFR1M + 1.194%, 07/15/2038 (B)(C)	594	591
Tricon American Homes Trust, Ser 2017-SFR2, Cl A
2.928%, 01/17/2036 (B)	1,558	1,537
Tricon American Homes Trust, Ser 2017-SFR2, Cl B
3.275%, 01/17/2036 (B)	1,545	1,525
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	1,086	982
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	5,230	5,227
Voya CLO, Ser 2021-2A, Cl A1R
6.550%, TSFR3M + 1.242%, 06/07/2030 (B)(C)	1,497	1,493
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
5.924%, TSFR1M + 0.609%, 05/25/2036 (C)	686	681
		145,740

Total Asset-Backed Securities
(Cost $384,551) ($ Thousands)		378,323

MUNICIPAL BONDS — 2.5%
Alabama — 0.2%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
1.038%, 09/01/2025	5,635	5,209

Colorado — 0.2%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	3,475	3,299

Florida — 0.4%
County of Miami-Dade Florida Aviation Revenue, Ser C, RB
3.505%, 10/01/2025	2,250	2,167
Hillsborough County, Aviation Authority, Sub-Ser, RB
2.036%, 10/01/2024	2,575	2,479
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	2,996
1.229%, 10/01/2025	370	340

		7,982

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.5%
State of Illinois, Ser A, GO
5.254%, 05/01/2025	$4,770	$4,740
5.213%, 05/01/2026	5,215	5,190

		9,930

Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	1,153	1,122

New York — 0.6%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	758
New York State, Dormitory Authority, RB
0.887%, 03/15/2025 (E)	9,775	9,155
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	950	946
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	1,800	1,508

		12,367

Texas — 0.6%
City of Houston Texas, Airport System Revenue, Sub-Ser C, RB
1.272%, 07/01/2024	1,600	1,543
City of San Antonio Texas, GO
5.635%, 02/01/2026	10,105	10,144
Dallas Fort Worth, International Airport, Ser A, RB
2.156%, 11/01/2025	2,400	2,250

		13,937

Total Municipal Bonds
(Cost $55,492) ($ Thousands)		53,846

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	18,140,691	18,141

Total Cash Equivalent
(Cost $18,141) ($ Thousands)		18,141

Total Investments in Securities — 106.7%
(Cost $2,314,080) ($ Thousands)		$2,272,614

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Limited Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	282	Dec-2023	$57,363	$57,473	$110

Short Contracts
U.S. 5-Year Treasury Note	(430)	Dec-2023	$(45,704)	$(45,976)	$(273)
U.S. Ultra Long Treasury Bond	(53)	Dec-2023	(6,755)	(6,862)	(107)
Ultra 10-Year U.S. Treasury Note	(183)	Dec-2023	(21,000)	(21,248)	(248)
			(73,459)	(74,086)	(628)
			$(16,096)	$(16,613)	$(518)

Percentages are based on Net Assets of $2,130,185 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $433,339 ($ Thousands), representing 20.3% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$28,539	$852,750	$(863,148)	$—	$—	$18,141	$776	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 87.0%
Communication Services — 4.6%
Alphabet
2.050%, 08/15/2050	$1,356	$812
America Movil
6.125%, 03/30/2040	775	809
AT&T
8.750%, 11/15/2031	1,150	1,337
6.800%, 05/15/2036	2,915	2,996
4.900%, 08/15/2037	3,040	2,753
3.650%, 06/01/2051	3,295	2,260
3.500%, 09/15/2053	4,515	2,972
2.250%, 02/01/2032	2,430	1,896
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	113
Comcast
6.450%, 03/15/2037	6,445	7,043
5.650%, 06/15/2035	315	326
5.350%, 11/15/2027	3,037	3,080
5.350%, 05/15/2053	8,540	8,357
4.550%, 01/15/2029	7,930	7,773
4.200%, 08/15/2034	11,767	10,750
3.969%, 11/01/2047	3,828	3,069
3.950%, 10/15/2025	2,615	2,547
3.900%, 03/01/2038	1,550	1,322
3.400%, 04/01/2030	1,265	1,154
3.400%, 07/15/2046	1,245	911
3.375%, 08/15/2025	2,760	2,666
3.300%, 02/01/2027	1,870	1,769
3.150%, 03/01/2026	3,890	3,715
2.987%, 11/01/2063	4,549	2,750
2.937%, 11/01/2056	5,978	3,720
2.887%, 11/01/2051	3,620	2,321
1.500%, 02/15/2031	16,970	13,278
Cox Communications
1.800%, 10/01/2030 (A)	3,600	2,807
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,764
Discovery Communications LLC
5.000%, 09/20/2037	1	1
Meta Platforms
5.750%, 05/15/2063	2,145	2,166
5.600%, 05/15/2053	6,745	6,773
4.950%, 05/15/2033	1,975	1,965
4.800%, 05/15/2030	12,005	11,957
4.450%, 08/15/2052	2,548	2,163
Paramount Global
6.875%, 04/30/2036	2,760	2,658
5.850%, 09/01/2043	624	517
4.375%, 03/15/2043	3,485	2,406

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint LLC
7.125%, 06/15/2024	$2,790	$2,812
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	12,697	12,589
Time Warner Cable LLC
6.750%, 06/15/2039	1,635	1,582
6.550%, 05/01/2037	2,145	2,038
T-Mobile USA
4.500%, 04/15/2050	3,110	2,569
2.050%, 02/15/2028	4,220	3,684
Verizon Communications
7.750%, 12/01/2030	1,750	2,005
4.329%, 09/21/2028	3,235	3,098
2.987%, 10/30/2056	1,857	1,110
1.750%, 01/20/2031	1,478	1,150
Vodafone Group PLC
5.625%, 02/10/2053	2,960	2,793
Walt Disney
6.400%, 12/15/2035	1,255	1,373
4.625%, 03/23/2040	855	794
3.600%, 01/13/2051	3,215	2,419
3.500%, 05/13/2040	6,095	4,887
2.750%, 09/01/2049	8,683	5,586
2.000%, 09/01/2029	2,810	2,383
Warnermedia Holdings
5.141%, 03/15/2052	4,270	3,404
5.050%, 03/15/2042	3,010	2,474
4.279%, 03/15/2032	2,625	2,316

		190,742

Consumer Discretionary — 3.1%
7-Eleven
0.800%, 02/10/2024 (A)	1,669	1,631
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,071	2,863
Amazon.com
3.950%, 04/13/2052	14,383	11,998
3.875%, 08/22/2037	4,660	4,194
3.100%, 05/12/2051	10,245	7,317
2.800%, 08/22/2024	3,310	3,225
1.650%, 05/12/2028	2,805	2,451
American Honda Finance MTN
5.125%, 07/07/2028	1,326	1,327
2.300%, 09/09/2026	3,200	2,941
Aptiv PLC / Aptiv Corp
2.396%, 02/18/2025	3,560	3,389
BMW US Capital LLC
3.250%, 04/01/2025 (A)	1,360	1,319
2.550%, 04/01/2031 (A)	11,170	9,358

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	$3,243	$2,985
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,630
3.250%, 06/02/2030 (A)	5,290	4,579
Home Depot
4.500%, 09/15/2032	9	9
4.500%, 12/06/2048	2,265	2,024
4.400%, 03/15/2045	4,692	4,105
3.900%, 06/15/2047	1,505	1,225
3.500%, 09/15/2056	3,475	2,549
3.350%, 09/15/2025	620	599
3.350%, 04/15/2050	855	626
3.300%, 04/15/2040	1,035	816
3.250%, 04/15/2032	4,344	3,860
2.800%, 09/14/2027	3,725	3,462
2.750%, 09/15/2051	3,000	1,934
1.375%, 03/15/2031	3,494	2,735
Hyundai Capital America
5.800%, 06/26/2025 (A)	2,045	2,048
Lowe's
1.300%, 04/15/2028	3,000	2,537
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,880	4,163
Northwestern University
4.643%, 12/01/2044	120	114
3.662%, 12/01/2057	2,315	1,802
President & Fellows of Harvard College
3.745%, 11/15/2052	6,082	4,987
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	1,885
Toyota Motor Credit MTN
4.800%, 01/10/2025	15,655	15,544
University of Southern California
5.250%, 10/01/2111	3,890	3,691
2.805%, 10/01/2050	214	142
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	6,965	6,349

		128,413

Consumer Staples — 5.1%
Altria Group
9.950%, 11/10/2038	1,818	2,342
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	9,150	8,512
4.700%, 02/01/2036	7,971	7,629
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	7,147
5.550%, 01/23/2049	7,705	7,892
4.750%, 01/23/2029	5,220	5,172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.600%, 04/15/2048	$1,450	$1,306
Bacardi / Barcardi Martini BV
5.400%, 06/15/2033 (A)	6,480	6,312
BAT Capital
7.079%, 08/02/2043	1,590	1,581
6.421%, 08/02/2033	4,705	4,697
4.390%, 08/15/2037	3,458	2,738
2.259%, 03/25/2028	5,805	4,991
Constellation Brands
4.900%, 05/01/2033	3,810	3,673
Costco Wholesale
1.600%, 04/20/2030	3,000	2,475
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,619	1,743
7.507%, 01/10/2032 (A)	1,124	1,167
6.036%, 12/10/2028	1,866	1,874
4.163%, 08/11/2036 (A)	1,672	1,454
Diageo Capital
5.300%, 10/24/2027	3,786	3,829
Hormel Foods
0.650%, 06/03/2024	3,220	3,102
JBS USA LUX
6.500%, 12/01/2052	8,720	8,357
5.750%, 04/01/2033	3,340	3,179
5.125%, 02/01/2028	10,875	10,569
3.000%, 02/02/2029	3,225	2,767
2.500%, 01/15/2027	5,060	4,549
JDE Peet's
0.800%, 09/24/2024 (A)	11,845	11,163
Kenvue
5.200%, 03/22/2063 (A)	1,070	1,047
5.100%, 03/22/2043 (A)	3,955	3,879
5.050%, 03/22/2053 (A)	4,175	4,089
Kraft Heinz Foods
5.000%, 06/04/2042	3,200	2,924
Mars
4.750%, 04/20/2033 (A)	24,685	24,233
4.200%, 04/01/2059 (A)	1,620	1,287
3.600%, 04/01/2034 (A)	1,790	1,577
3.200%, 04/01/2030 (A)	2,435	2,197
2.700%, 04/01/2025 (A)	6,325	6,069
Nestle Holdings
5.250%, 03/13/2026 (A)	3,610	3,626
3.500%, 09/24/2025 (A)	5,660	5,494
PepsiCo
4.200%, 07/18/2052	1,730	1,535
Philip Morris International
5.125%, 11/17/2027	6,720	6,707
4.500%, 03/20/2042	2,830	2,402
4.375%, 11/15/2041	2,207	1,825
3.875%, 08/21/2042	3,890	3,038
0.875%, 05/01/2026	3,360	3,009

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reynolds American
8.125%, 05/01/2040	$980	$1,072
7.250%, 06/15/2037	2,870	3,017
4.450%, 06/12/2025	1,209	1,183
Walmart
4.500%, 04/15/2053	9,016	8,390

		208,820

Energy — 4.8%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor
3.337%, 12/15/2027	1,408	1,306
2.061%, 12/15/2026	3,887	3,516
BP Capital Markets America
4.893%, 09/11/2033	9,725	9,461
3.937%, 09/21/2028	2,615	2,497
3.379%, 02/08/2061	2,401	1,617
3.060%, 06/17/2041	365	268
3.001%, 03/17/2052	2,115	1,388
3.000%, 02/24/2050	370	246
2.939%, 06/04/2051	4,430	2,892
2.772%, 11/10/2050	2,005	1,264
2.721%, 01/12/2032	1,670	1,398
BP Capital Markets PLC
3.723%, 11/28/2028	10,659	10,026
Cameron LNG LLC
2.902%, 07/15/2031 (A)	478	409
Cenovus Energy
6.750%, 11/15/2039	2,050	2,125
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,097
3.700%, 11/15/2029	2,205	2,005
2.742%, 12/31/2039	2,925	2,264
Chevron
2.895%, 03/03/2024	4,765	4,701
2.236%, 05/11/2030	7,687	6,583
Colonial Enterprises
3.250%, 05/15/2030 (A)	4,000	3,526
ConocoPhillips
5.550%, 03/15/2054	5,500	5,514
5.050%, 09/15/2033	10,220	10,157
4.025%, 03/15/2062	4,165	3,186
Devon Energy
5.600%, 07/15/2041	1,540	1,430
Diamondback Energy
6.250%, 03/15/2033	4,130	4,268
Energy Transfer
5.250%, 04/15/2029	5,000	4,885
4.000%, 10/01/2027	1,505	1,414
Enterprise Products Operating LLC
5.350%, 01/31/2033	2,760	2,775

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EOG Resources
4.375%, 04/15/2030	$2,305	$2,240
Equinor
3.250%, 11/18/2049	5,015	3,548
2.875%, 04/06/2025	3,480	3,357
Exxon Mobil
4.227%, 03/19/2040	1,360	1,216
4.114%, 03/01/2046	1,940	1,649
3.452%, 04/15/2051	3,500	2,604
3.095%, 08/16/2049	1,210	851
2.995%, 08/16/2039	2,830	2,178
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	2,555	2,019
1.750%, 09/30/2027 (A)	3,227	2,978
Hess
6.000%, 01/15/2040	5,910	5,800
HF Sinclair
5.875%, 04/01/2026	2,080	2,090
MPLX
4.950%, 03/14/2052	2,580	2,126
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	4,100	3,895
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	3,240	3,252
5.750%, 05/15/2024	952	950
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	7,665	7,578
Schlumberger Investment
4.850%, 05/15/2033	6,310	6,167
3.650%, 12/01/2023	4,165	4,142
Shell International Finance BV
6.375%, 12/15/2038	1,825	2,009
4.550%, 08/12/2043	3,525	3,186
4.125%, 05/11/2035	4,275	3,900
4.000%, 05/10/2046	5,085	4,181
3.750%, 09/12/2046	4,600	3,618
2.500%, 09/12/2026	375	349
2.375%, 11/07/2029	3,210	2,788
Spectra Energy Partners LP
3.375%, 10/15/2026	2,195	2,067
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	3,907
2.900%, 03/01/2030 (A)	4,230	3,621
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,115
TotalEnergies Capital
3.883%, 10/11/2028	5,330	5,081
TotalEnergies Capital International
3.386%, 06/29/2060	745	514
3.127%, 05/29/2050	2,590	1,790
2.986%, 06/29/2041	295	216

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
3.750%, 10/16/2023	$5,000	$4,988

		197,188

Financials — 34.8%
AIA Group
3.600%, 04/09/2029 (A)	9,500	8,778
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,796	1,911
American Express
5.850%, 11/05/2027	4,730	4,832
4.900%, 02/13/2026	3,000	2,960
American International Group
4.800%, 07/10/2045	330	291
4.375%, 06/30/2050	210	174
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,443
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	2,608
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,765	6,040
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,140	1,092
4.000%, 05/30/2024 (A)	6,943	6,831
ASB Bank
1.625%, 10/22/2026 (A)	5,485	4,872
Assured Guaranty US Holdings
6.125%, 09/15/2028	3,300	3,341
Athene Global Funding
2.950%, 11/12/2026 (A)	10,525	9,515
2.500%, 03/24/2028 (A)	5,135	4,399
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,555	4,155
Banco Santander
1.722%, H15T1Y + 0.900%, 09/14/2027 (B)	820	721
Bank of America
6.000%, 10/15/2036	520	546
5.288%, U.S. SOFR + 1.910%, 04/25/2034 (B)	6,735	6,572
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (B)	15,945	14,781
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	8,840	8,106
3.366%, TSFR3M + 1.072%, 01/23/2026 (B)	12,525	12,079
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	9,475	7,083
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	6,300	5,241
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	5,975	4,789

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (B)	$4,490	$4,396
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	10,965	10,348
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	4,228	3,685
4.183%, 11/25/2027	8,260	7,840
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	22,445	21,010
3.559%, TSFR3M + 1.322%, 04/23/2027 (B)	735	696
3.248%, 10/21/2027	4,075	3,796
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	1,625	1,336
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	2,870	2,462
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	34,653	23,862
1.843%, U.S. SOFR + 0.670%, 02/04/2025 (B)	10,975	10,776
Bank of Montreal MTN
1.250%, 09/15/2026	3,825	3,390
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	6,647	6,813
2.450%, 08/17/2026	775	717
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(C)	3,150	2,906
0.650%, 07/31/2024	5,281	5,042
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (B)	5,745	5,876
7.119%, U.S. SOFR + 3.570%, 06/27/2034 (B)	2,795	2,791
Berkshire Hathaway
4.500%, 02/11/2043	865	811
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,790	3,019
1.450%, 10/15/2030	4,000	3,219
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	628
4.450%, 07/15/2045 (A)	1,534	1,200
3.500%, 09/10/2049 (A)	2,250	1,469
3.150%, 10/02/2027 (A)	1,878	1,715
2.550%, 03/30/2032 (A)	2,000	1,552
2.000%, 01/30/2032 (A)	1,780	1,334
Blackstone Private Credit Fund
2.625%, 12/15/2026	2,000	1,720
Blue Owl Capital
2.875%, 06/11/2028	3,498	2,890

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BNP Paribas
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	$4,980	$4,879
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(B)	4,675	4,368
2.159%, U.S. SOFR + 1.218%, 09/15/2029 (A)(B)	2,305	1,928
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)(B)	6,755	6,074
BPCE MTN
5.975%, U.S. SOFR + 2.100%, 01/18/2027 (A)(B)	6,785	6,751
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (A)	3,400	3,297
Brookfield Finance
2.724%, 04/15/2031	2,500	2,039
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	7,915	7,936
Cantor Fitzgerald
4.500%, 04/14/2027 (A)	2,435	2,290
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (B)	167	161
3.650%, 05/11/2027	4,523	4,206
3.300%, 10/30/2024	2,868	2,785
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	2,697	2,431
CDP Financial
5.600%, 11/25/2039 (A)	700	723
Charles Schwab
6.136%, U.S. SOFR + 2.010%, 08/24/2034 (B)	7,300	7,425
5.643%, U.S. SOFR + 2.210%, 05/19/2029 (B)	8,928	8,910
Chubb INA Holdings
6.700%, 05/15/2036	1,000	1,119
4.350%, 11/03/2045	1,138	995
CI Financial
4.100%, 06/15/2051	2,010	1,216
3.200%, 12/17/2030	6,030	4,652
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,589
6.125%, 11/01/2034	2,882	2,969
Citadel
4.875%, 01/15/2027 (A)	3,620	3,477
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,287
Citigroup
8.125%, 07/15/2039	3,119	3,884
6.174%, U.S. SOFR + 2.661%, 05/25/2034 (B)	5,191	5,173
5.500%, 09/13/2025	1,095	1,089
4.750%, 05/18/2046	1,040	872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 09/29/2027	$195	$186
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,429
4.140%, U.S. SOFR + 1.372%, 05/24/2025 (B)	3,535	3,488
3.400%, 05/01/2026	6,375	6,032
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	6,380	6,262
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (B)	3,334	2,751
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	2,390	1,641
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	13,030	10,498
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (B)	3,767	3,354
CME Group
5.300%, 09/15/2043	2,500	2,531
4.150%, 06/15/2048	1,989	1,732
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	3,668	3,284
Commonwealth Bank of Australia NY
5.316%, 03/13/2026	2,750	2,760
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	6,285	5,414
Corebridge Financial
3.900%, 04/05/2032	2,955	2,584
3.850%, 04/05/2029	5,550	5,079
3.500%, 04/04/2025	4,785	4,598
Corebridge Global Funding
0.450%, 12/08/2023 (A)	5,260	5,186
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A)(B)	4,690	4,204
Credit Suisse NY
4.750%, 08/09/2024	10,820	10,668
Credit Suisse NY MTN
3.700%, 02/21/2025	7,625	7,350
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	5,584	5,587
Deutsche Bank NY
0.898%, 05/28/2024	5,865	5,655
Empower Finance 2020
3.075%, 09/17/2051 (A)	1,255	800
Enstar Group
3.100%, 09/01/2031	3,285	2,557
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,355
1.400%, 08/27/2027 (A)	1,973	1,678
0.800%, 08/12/2024 (A)	2,165	2,061

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
F&G Global Funding
1.750%, 06/30/2026 (A)	$7,701	$6,848
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(B)	1,750	1,516
Federation des Caisses Desjardins du Quebec
4.400%, 08/23/2025 (A)	5,170	5,018
0.700%, 05/21/2024 (A)	6,465	6,230
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,173
GA Global Funding Trust
3.850%, 04/11/2025 (A)	6,520	6,275
1.950%, 09/15/2028 (A)	5,810	4,904
1.625%, 01/15/2026 (A)	4,010	3,585
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,612
Goldman Sachs Group
6.750%, 10/01/2037	480	509
6.450%, 05/01/2036	670	698
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	3,440	2,980
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,517	1,261
3.850%, 01/26/2027	155	147
3.500%, 01/23/2025	2,720	2,634
3.500%, 11/16/2026	8,613	8,096
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	2,083	1,534
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	10,980	10,648
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	7,750	5,586
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	3,945	3,281
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (B)	1,439	1,155
2.640%, U.S. SOFR + 1.114%, 02/24/2028 (B)	5,495	4,973
2.600%, 02/07/2030	1,145	966
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	21,326	16,857
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	485	378
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	7,030	6,256
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	10,175	9,123
Goldman Sachs Group MTN
4.800%, 07/08/2044	5,170	4,608
HSBC Bank USA
7.000%, 01/15/2039	7,096	7,666

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
7.390%, U.S. SOFR + 3.350%, 11/03/2028 (B)	$5,152	$5,413
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	10,671
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (B)	1,140	1,088
Huntington Bancshares
6.208%, U.S. SOFR + 2.020%, 08/21/2029 (B)	4,840	4,872
ING Groep
4.625%, 01/06/2026 (A)	4,135	4,036
4.100%, 10/02/2023	3,950	3,944
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)	6,090	5,896
Intercontinental Exchange
4.250%, 09/21/2048	1,454	1,224
3.000%, 06/15/2050	1,100	738
International Bank for Reconstruction & Development
3.875%, 02/14/2030	14,205	13,822
3.500%, 07/12/2028	6,035	5,804
Jackson Financial
3.125%, 11/23/2031	3,295	2,590
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	2,944
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,621
7.750%, 07/15/2025	1,690	1,752
6.400%, 05/15/2038	2,812	3,097
6.184%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,524
5.717%, U.S. SOFR + 2.580%, 09/14/2033 (B)	3,359	3,357
5.546%, U.S. SOFR + 1.070%, 12/15/2025 (B)	8,300	8,271
5.500%, 10/15/2040	1,000	1,006
5.350%, U.S. SOFR + 1.845%, 06/01/2034 (B)	10,105	9,985
4.586%, U.S. SOFR + 1.800%, 04/26/2033 (B)	9,558	8,938
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (B)	6,605	6,313
4.260%, TSFR3M + 1.842%, 02/22/2048 (B)	5	4
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	3,004
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,223
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	20,047	18,481
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	5,485	3,854

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (B)	$10,745	$7,899
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	255	173
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	6,511	5,410
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (B)	5,703	4,783
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	5,560	4,769
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	5,095	4,807
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	2,760	2,175
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,985	1,792
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	7,143	6,174
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	842
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	2,880
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,464
Lincoln National
3.400%, 01/15/2031	3,100	2,617
Lloyds Banking Group PLC
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)	2,425	2,245
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	6,753	6,624
2.438%, H15T1Y + 1.000%, 02/05/2026 (B)	4,500	4,262
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,636	2,351
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,666
1.375%, 04/06/2026 (A)	7,541	6,777
Macquarie Bank
5.208%, 06/15/2026 (A)	2,680	2,659
Macquarie Group MTN
6.207%, 11/22/2024 (A)	9,943	9,944
1.629%, U.S. SOFR + 0.910%, 09/23/2027 (A)(B)	1,844	1,618
Marsh & McLennan
6.250%, 11/01/2052	3,085	3,377
4.750%, 03/15/2039	3,700	3,423
3.500%, 03/10/2025	4,200	4,078
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	797
3.200%, 12/01/2061 (A)	7,385	4,575
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,332

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mastercard
4.875%, 03/09/2028	$3,625	$3,636
3.300%, 03/26/2027	3,085	2,937
2.950%, 06/01/2029	2,420	2,192
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	6,743
MetLife
6.375%, 06/15/2034	4,290	4,607
5.250%, 01/15/2054	1,510	1,431
5.000%, 07/15/2052	5,870	5,367
4.050%, 03/01/2045	1,250	1,021
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	3,045	2,638
0.950%, 07/02/2025 (A)	3,600	3,309
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	7,495	7,328
3.600%, 01/11/2024 (A)	6,890	6,833
2.400%, 01/11/2032 (A)	3,850	3,122
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	4,740	4,726
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	7,345	7,277
Moody's
4.250%, 08/08/2032	3,406	3,201
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	6,385	6,209
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	385	358
5.123%, U.S. SOFR + 1.730%, 02/01/2029 (B)	3,510	3,440
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)	19,624	18,762
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (B)	7,700	6,908
Morgan Stanley MTN
6.375%, 07/24/2042	641	700
5.250%, U.S. SOFR + 1.870%, 04/21/2034 (B)	6,360	6,178
4.300%, 01/27/2045	4,695	3,989
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	4,605	3,844
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (B)	4,940	4,794
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	11,085	8,827
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	4,290	3,870
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	8,650	6,804
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (B)	2,237	1,986

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mutual of Omaha Insurance
4.297%, TSFR3M + 2.640%, 07/15/2054 (A)(B)	$1,515	$1,484
Nasdaq
5.550%, 02/15/2034	8,290	8,276
National Securities Clearing
5.100%, 11/21/2027 (A)	2,657	2,651
5.000%, 05/30/2028 (A)	3,270	3,249
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(B)	6,005	5,426
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	1,820
4.350%, 04/30/2050 (A)	3,471	2,647
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	7,616	7,841
6.016%, H15T1Y + 2.100%, 03/02/2034 (B)	3,675	3,658
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	4,320	3,835
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,185	8,093
New York Life Global Funding MTN
3.600%, 08/05/2025 (A)	5,000	4,838
1.450%, 01/14/2025 (A)	3,500	3,307
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,273
3.750%, 05/15/2050 (A)	1,420	1,059
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	2,967
4.000%, 07/01/2025 (A)	3,300	3,214
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	8,700	8,730
Pacific Life Insurance
4.300%, TSFR3M + 2.796%, 10/24/2067 (A)(B)	1,555	1,164
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,280
PNC Financial Services Group
5.812%, U.S. SOFR + 1.322%, 06/12/2026 (B)	4,661	4,657
5.582%, U.S. SOFR + 1.841%, 06/12/2029 (B)	22,065	21,884
2.600%, 07/23/2026	9,330	8,663
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	5,870	5,870
Principal Life Global Funding II
2.250%, 11/21/2024 (A)	3,110	2,971
1.500%, 08/27/2030 (A)	3,374	2,572
1.375%, 01/10/2025 (A)	3,500	3,301
Prospect Capital
3.706%, 01/22/2026	1,955	1,772

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prudential Financial
3.935%, 12/07/2049	$140	$108
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,694
1.500%, 03/10/2026	4,945	4,528
Prudential Funding Asia
3.125%, 04/14/2030	2,008	1,769
Royal Bank of Canada MTN
6.000%, 11/01/2027	10,694	10,947
2.300%, 11/03/2031	2,355	1,894
S&P Global
2.700%, 03/01/2029	6,138	5,486
2.450%, 03/01/2027	6,450	5,947
Santander UK Group Holdings PLC
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (B)	5,945	6,020
Securian Financial Group
4.800%, 04/15/2048 (A)	3,138	2,419
Security Benefit Global Funding MTN
1.250%, 05/17/2024 (A)	1,501	1,443
Societe Generale MTN
7.367%, 01/10/2053 (A)	5,800	5,628
State Street
5.159%, U.S. SOFR + 1.890%, 05/18/2034 (B)	4,489	4,357
4.421%, U.S. SOFR + 1.605%, 05/13/2033 (B)	3,026	2,815
3.031%, U.S. SOFR + 1.490%, 11/01/2034 (B)	5,985	5,144
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,696
Synchrony Bank
5.400%, 08/22/2025	3,320	3,209
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	5,175	5,186
5.523%, 07/17/2028	7,800	7,839
4.456%, 06/08/2032	3,500	3,260
0.700%, 09/10/2024	3,763	3,579
Travelers
5.450%, 05/25/2053	10,535	10,681
3.750%, 05/15/2046	1,505	1,166
Truist Bank
3.800%, 10/30/2026	2,090	1,931
2.250%, 03/11/2030	1,090	866
Truist Financial
4.000%, 05/01/2025	9,330	9,036
Truist Financial MTN
6.047%, U.S. SOFR + 2.050%, 06/08/2027 (B)	1,385	1,384
5.867%, U.S. SOFR + 2.361%, 06/08/2034 (B)	12,145	12,033
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	1,985	1,862

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.916%, U.S. SOFR + 2.240%, 07/28/2033 (B)	$6,030	$5,375
4.873%, U.S. SOFR + 1.435%, 01/26/2029 (B)	5,435	5,214
2.850%, 10/26/2024	2,860	2,760
1.887%, U.S. SOFR + 0.862%, 06/07/2029 (B)	8,981	7,490
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (B)	14,150	12,637
1.200%, 08/05/2025	3,458	3,173
UBS MTN
4.500%, 06/26/2048 (A)	3,645	3,243
UBS Group
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(B)	1,995	2,072
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (A)(B)	3,195	3,208
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	13,190	12,787
4.125%, 09/24/2025 (A)	1,505	1,452
3.750%, 03/26/2025	3,675	3,550
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	1,847
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (B)	5,429	5,407
5.836%, U.S. SOFR + 2.260%, 06/12/2034 (B)	5,340	5,335
5.775%, U.S. SOFR + 2.020%, 06/12/2029 (B)	6,025	6,012
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (B)	4,080	3,784
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,815
Validus Holdings
8.875%, 01/26/2040	1,880	2,752
Visa
4.150%, 12/14/2035	1,125	1,062
2.700%, 04/15/2040	835	622
2.000%, 08/15/2050	3,610	2,134
Wells Fargo
6.600%, 01/15/2038	2,620	2,772
5.950%, 12/15/2036	1,035	997
5.606%, 01/15/2044	1,306	1,229
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (B)	1,065	762
3.000%, 04/22/2026	8,965	8,404
Wells Fargo MTN
5.557%, U.S. SOFR + 1.990%, 07/25/2034 (B)	8,690	8,576
4.900%, 11/17/2045	1,840	1,580
4.750%, 12/07/2046	3,543	2,946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	$3,050	$2,580
4.400%, 06/14/2046	1,330	1,054
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	11,643
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	3,005	2,530
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	14,060	13,144
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	5,200	4,450
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	9,780	8,702
Westpac Banking
2.668%, H15T5Y + 1.750%, 11/15/2035 (B)	3,585	2,755
1.953%, 11/20/2028	1,055	908
XL Group
5.250%, 12/15/2043	2,417	2,287

		1,435,726

Health Care — 8.9%
AbbVie
4.700%, 05/14/2045	5,860	5,270
4.250%, 11/21/2049	8,725	7,348
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,534
Amgen
5.650%, 03/02/2053	3,350	3,321
5.507%, 03/02/2026	11,365	11,366
5.250%, 03/02/2030	2,565	2,568
Ascension Health
3.945%, 11/15/2046	2,394	1,950
3.106%, 11/15/2039	1,965	1,491
2.532%, 11/15/2029	4,025	3,480
Astrazeneca Finance LLC
1.200%, 05/28/2026	10,245	9,249
AstraZeneca PLC
6.450%, 09/15/2037	8,085	9,094
3.375%, 11/16/2025	1,553	1,493
Banner Health
2.907%, 01/01/2042	2,652	1,882
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,935	3,002
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	1,985
Bristol-Myers Squibb
3.400%, 07/26/2029	3,982	3,688
3.200%, 06/15/2026	1,775	1,693
2.350%, 11/13/2040	760	514
Centene
3.000%, 10/15/2030	17,983	14,958
2.625%, 08/01/2031	955	760

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.500%, 03/01/2031	$1,110	$884
Cigna Group
4.125%, 11/15/2025	2,154	2,099
2.375%, 03/15/2031	3,000	2,469
CommonSpirit Health
6.073%, 11/01/2027	5,000	5,112
4.187%, 10/01/2049	3,000	2,381
CVS Health
5.875%, 06/01/2053	3,320	3,243
5.250%, 02/21/2033	3,430	3,354
Eli Lilly
4.950%, 02/27/2063	3,520	3,438
4.875%, 02/27/2053	2,977	2,928
Gilead Sciences
2.800%, 10/01/2050	1,025	660
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,190	2,112
HCA
5.900%, 06/01/2053	2,365	2,268
5.500%, 06/15/2047	2,385	2,171
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	3,025	2,060
Johnson & Johnson
3.750%, 03/03/2047	3,000	2,535
2.900%, 01/15/2028	2,565	2,404
2.625%, 01/15/2025	1,660	1,608
1.300%, 09/01/2030	5,355	4,341
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,195	2,727
3.150%, 05/01/2027	2,005	1,892
2.810%, 06/01/2041	5,250	3,730
McKesson
0.900%, 12/03/2025	2,000	1,811
Medtronic
4.375%, 03/15/2035	1,732	1,639
Medtronic Global Holdings SCA
4.250%, 03/30/2028	4,097	3,985
Memorial Health Services
3.447%, 11/01/2049	2,105	1,528
Merck
5.000%, 05/17/2053	3,730	3,643
4.900%, 05/17/2044	5,160	5,007
4.500%, 05/17/2033	3,330	3,245
3.600%, 09/15/2042	2,145	1,756
3.400%, 03/07/2029	2,385	2,221
MultiCare Health System
2.803%, 08/15/2050	4,400	2,644
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,036
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.651%, 08/01/2030	$2,487	$1,972
Northwell Healthcare
4.260%, 11/01/2047	2,305	1,825
Novartis Capital
4.400%, 05/06/2044	740	685
3.000%, 11/20/2025	4,940	4,725
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	5,260	3,162
OhioHealth
2.834%, 11/15/2041	4,000	2,844
Orlando Health Obligated Group
3.327%, 10/01/2050	850	602
Pfizer
3.000%, 12/15/2026	2,500	2,366
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	5,081	5,006
5.300%, 05/19/2053	15,370	15,376
5.110%, 05/19/2043	6,940	6,755
4.750%, 05/19/2033	17,710	17,428
4.650%, 05/19/2030	3,167	3,117
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,185
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	6,500	5,517
Revvity
0.850%, 09/15/2024	7,670	7,270
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	2,965
1.930%, 12/13/2028 (A)	10,791	9,334
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,551
Stanford Health Care
3.310%, 08/15/2030	1,165	1,043
Sutter Health
5.164%, 08/15/2033	10,384	10,221
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,758
Thermo Fisher Scientific
4.800%, 11/21/2027	3,622	3,626
1.750%, 10/15/2028	1,115	960
1.215%, 10/18/2024	15,680	14,948
UnitedHealth Group
6.875%, 02/15/2038	2,380	2,768
6.625%, 11/15/2037	2,739	3,095
6.500%, 06/15/2037	1,675	1,882
5.875%, 02/15/2053	12,000	12,834
4.750%, 05/15/2052	2,620	2,387
4.625%, 07/15/2035	5,655	5,473
4.500%, 04/15/2033	2,488	2,397
4.200%, 01/15/2047	1,432	1,210

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 05/15/2029	$2,879	$2,752
3.875%, 12/15/2028	1,835	1,756
3.850%, 06/15/2028	1,520	1,457
3.700%, 12/15/2025	2,150	2,082
3.500%, 02/15/2024	4,960	4,918
3.050%, 05/15/2041	2,795	2,087
2.300%, 05/15/2031	9,555	7,987
UPMC
5.035%, 05/15/2033	4,040	3,979
Wyeth LLC
6.000%, 02/15/2036	1,400	1,501
5.950%, 04/01/2037	3,960	4,245

		365,799

Industrials — 7.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032	6,320	5,136
3.000%, 10/29/2028	3,460	2,998
2.450%, 10/29/2026	3,150	2,834
1.650%, 10/29/2024	8,280	7,872
1.150%, 10/29/2023	8,490	8,425
Airbus
3.950%, 04/10/2047 (A)	2,800	2,333
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,662
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	1,930
3.400%, 04/15/2030 (A)	1,387	1,239
1.900%, 02/15/2031 (A)	2,718	2,157
Boeing
5.805%, 05/01/2050	3,295	3,206
5.705%, 05/01/2040	2,195	2,134
5.150%, 05/01/2030	10,720	10,547
3.100%, 05/01/2026	4,385	4,130
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	2,819
4.900%, 04/01/2044	2,563	2,410
4.550%, 09/01/2044	5,715	5,119
4.450%, 01/15/2053	3,424	3,051
4.375%, 09/01/2042	405	356
4.150%, 04/01/2045	3,480	2,941
Canadian National Railway
3.850%, 08/05/2032	2,990	2,761
Caterpillar
3.803%, 08/15/2042	1,775	1,505
3.400%, 05/15/2024	3,050	3,011
Caterpillar Financial Services
5.150%, 08/11/2025	10,000	9,993
Caterpillar Financial Services MTN
3.600%, 08/12/2027	10,750	10,281
0.950%, 01/10/2024	18,185	17,896

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	$2,752	$2,685
CSX
3.350%, 09/15/2049	4,726	3,352
Deere
3.100%, 04/15/2030	4,033	3,655
2.750%, 04/15/2025	1,295	1,246
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,024	930
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,726
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,626	2,312
Emerson Electric
2.200%, 12/21/2031	6,250	5,141
1.800%, 10/15/2027	2,180	1,932
General Dynamics
4.250%, 04/01/2040	1,095	975
4.250%, 04/01/2050	2,100	1,848
2.850%, 06/01/2041	4,080	2,974
Genpact Luxembourg Sarl
3.375%, 12/01/2024	5,226	5,036
Honeywell International
5.000%, 02/15/2033	7,200	7,257
1.750%, 09/01/2031	1,980	1,575
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	3,039	2,593
John Deere Capital MTN
4.950%, 07/14/2028	2,100	2,107
2.800%, 07/18/2029	4,220	3,801
2.650%, 06/24/2024	5,535	5,412
2.650%, 06/10/2026	390	366
2.350%, 03/08/2027	7,260	6,661
1.250%, 01/10/2025	17,505	16,588
L3Harris Technologies
5.400%, 07/31/2033	6,980	6,992
Lockheed Martin
5.250%, 01/15/2033	6,748	6,925
4.070%, 12/15/2042	3,300	2,864
3.900%, 06/15/2032	8,700	8,090
Norfolk Southern
3.800%, 08/01/2028	3,180	3,003
Northrop Grumman
2.930%, 01/15/2025	5,600	5,412
PACCAR Financial MTN
4.450%, 03/30/2026	2,150	2,131
1.100%, 05/11/2026	3,079	2,784

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	$2,904	$2,797
3.950%, 03/10/2025 (A)	2,752	2,661
3.450%, 07/01/2024 (A)	5,540	5,426
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	6,639
1.170%, 07/15/2025 (A)	1,476	1,353
Republic Services
5.000%, 04/01/2034	2,520	2,475
RTX
5.150%, 02/27/2033	8,760	8,660
5.000%, 02/27/2026	3,793	3,777
4.500%, 06/01/2042	2,300	2,006
Ryder System MTN
4.625%, 06/01/2025	4,800	4,704
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,840	5,063
Snap-on
3.100%, 05/01/2050	3,240	2,291
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,078
TTX
4.600%, 02/01/2049 (A)	2,100	1,830
TTX MTN
3.600%, 01/15/2025 (A)	5,563	5,402
Union Pacific
3.500%, 02/14/2053	6,675	4,962
3.375%, 02/14/2042	1,250	976
2.950%, 03/10/2052	11,466	7,662
2.375%, 05/20/2031	4,035	3,387
Union Pacific MTN
3.550%, 08/15/2039	1,430	1,160
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,394	2,017
United Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,021	1,996
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,455	1,354
Verisk Analytics
3.625%, 05/15/2050	2,930	2,083

		320,878

Information Technology — 4.3%
Analog Devices
2.950%, 10/01/2051	1,918	1,289
1.700%, 10/01/2028	2,875	2,466
Apple
4.650%, 02/23/2046	5,150	4,933
4.500%, 02/23/2036	2,890	2,889
4.375%, 05/13/2045	515	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.850%, 08/04/2046	$5,235	$4,437
3.350%, 02/09/2027	4,550	4,349
3.250%, 02/23/2026	9,200	8,846
3.000%, 02/09/2024	4,540	4,490
2.850%, 05/11/2024	1,055	1,037
2.850%, 08/05/2061	2,000	1,302
2.650%, 05/11/2050	3,755	2,501
2.375%, 02/08/2041	2,475	1,769
1.650%, 02/08/2031	4,730	3,876
Cisco Systems
5.900%, 02/15/2039	3,307	3,586
Corning
7.250%, 08/15/2036	1,844	1,922
Intel
5.700%, 02/10/2053	4,265	4,224
5.200%, 02/10/2033	8,205	8,198
5.125%, 02/10/2030	15,975	16,003
4.900%, 08/05/2052	6,619	5,965
4.875%, 02/10/2026	8,005	7,961
3.200%, 08/12/2061	888	556
2.875%, 05/11/2024	5,830	5,723
International Business Machines
4.150%, 05/15/2039	2,325	1,997
3.300%, 05/15/2026	1,805	1,721
3.000%, 05/15/2024	1,140	1,119
2.200%, 02/09/2027	2,700	2,454
Intuit
1.350%, 07/15/2027	2,989	2,623
KLA
4.950%, 07/15/2052	2,677	2,530
Microsoft
3.700%, 08/08/2046	4,759	4,036
3.450%, 08/08/2036	650	578
3.041%, 03/17/2062	1,100	762
2.921%, 03/17/2052	2,572	1,824
2.875%, 02/06/2024	2,210	2,187
2.525%, 06/01/2050	4,360	2,882
2.400%, 08/08/2026	7,440	6,978
NXP BV / NXP FUNDING LLC
4.875%, 03/01/2024	3,252	3,232
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,876
Oracle
4.375%, 05/15/2055	680	522
4.000%, 07/15/2046	5,360	4,033
3.800%, 11/15/2037	2,190	1,766
3.600%, 04/01/2040	9,370	7,091
2.950%, 04/01/2030	7,955	6,896
QUALCOMM
4.300%, 05/20/2047	3,491	3,020
1.650%, 05/20/2032	1,805	1,402

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032	$2,465	$2,938
Texas Instruments
5.050%, 05/18/2063	3,958	3,792
4.150%, 05/15/2048	175	152
3.875%, 03/15/2039	195	169
2.250%, 09/04/2029	3,035	2,641
TSMC Arizona
1.750%, 10/25/2026	2,455	2,212
Vontier
1.800%, 04/01/2026	1,205	1,080
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,423

		177,732

Materials — 1.0%
Barrick North America Finance LLC
5.750%, 05/01/2043	3,030	3,030
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,633
5.000%, 09/30/2043	1,400	1,353
4.875%, 02/27/2026	3,545	3,520
Celanese US Holdings LLC
6.700%, 11/15/2033	4,265	4,283
6.050%, 03/15/2025	919	919
Ecolab
1.650%, 02/01/2027	4,005	3,592
Freeport-McMoRan
5.250%, 09/01/2029	1,864	1,807
International Flavors & Fragrances
5.000%, 09/26/2048	3,345	2,657
3.468%, 12/01/2050 (A)	8,820	5,483
3.268%, 11/15/2040 (A)	1,728	1,150
2.300%, 11/01/2030 (A)	3,900	3,026
Lubrizol
6.500%, 10/01/2034	1,000	1,154
PPG Industries
1.200%, 03/15/2026	3,700	3,338
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,164
2.750%, 11/02/2051	4,000	2,591

		40,700

Real Estate — 2.3%
Alexandria Real Estate Equities
4.750%, 04/15/2035	5,810	5,374
2.950%, 03/15/2034	1,525	1,207
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,123
Boston Properties
4.500%, 12/01/2028	2,630	2,427

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Essential Properties
2.950%, 07/15/2031	$2,310	$1,731
Federal Realty OP
1.250%, 02/15/2026	5,026	4,524
Prologis
5.250%, 06/15/2053	2,245	2,141
4.750%, 06/15/2033	5,242	5,024
Realty Income
5.625%, 10/13/2032	7,225	7,222
Regency Centers LP
4.650%, 03/15/2049	315	255
4.400%, 02/01/2047	1,815	1,415
2.950%, 09/15/2029	4,130	3,569
Sabra Health Care LP
3.900%, 10/15/2029	4,275	3,612
3.200%, 12/01/2031	3,025	2,311
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	980	922
3.625%, 01/28/2026 (A)	12,081	11,537
3.500%, 02/12/2025 (A)	1,550	1,496
Scentre Group Trust 2
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	6,340	5,698
Simon Property Group LP
6.750%, 02/01/2040	470	505
5.850%, 03/08/2053	2,155	2,112
5.500%, 03/08/2033	8,037	7,907
4.250%, 11/30/2046	2,194	1,688
2.650%, 02/01/2032	3,600	2,891
2.450%, 09/13/2029	7,391	6,256
Spirit Realty LP
3.400%, 01/15/2030	2,380	2,044
3.200%, 01/15/2027	50	45
2.100%, 03/15/2028	3,050	2,601
Sun Communities Operating LP
2.300%, 11/01/2028	120	101
VICI Properties
4.375%, 05/15/2025	2,910	2,829
WP Carey
4.600%, 04/01/2024	2,670	2,649

		97,216

Utilities — 10.3%
AEP Texas
3.450%, 01/15/2050	2,695	1,861
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,787
AES
5.450%, 06/01/2028	3,705	3,636
Alabama Power
3.850%, 12/01/2042	600	477
3.700%, 12/01/2047	2,800	2,102

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.125%, 07/15/2051	$3,187	$2,092
1.450%, 09/15/2030	3,416	2,681
Ameren Illinois
4.500%, 03/15/2049	4,560	4,006
3.850%, 09/01/2032	14,425	13,035
American Electric Power
5.699%, 08/15/2025	3,120	3,121
5.625%, 03/01/2033	4,305	4,312
Arizona Public Service
5.550%, 08/01/2033	6,920	6,926
Atmos Energy
4.125%, 03/15/2049	4,195	3,420
Baltimore Gas and Electric
2.250%, 06/15/2031	4,980	4,075
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	1,541
4.450%, 01/15/2049	140	115
3.800%, 07/15/2048	1,065	786
3.250%, 04/15/2028	1,720	1,582
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	1,922
3.000%, 03/01/2032	1,815	1,550
2.900%, 07/01/2050	830	540
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)	5,550	5,632
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,975	1,673
CMS Energy
3.000%, 05/15/2026	7,285	6,842
Commonwealth Edison
4.700%, 01/15/2044	2,000	1,769
4.000%, 03/01/2048	4,300	3,463
3.200%, 11/15/2049	1,780	1,218
3.000%, 03/01/2050	2,115	1,400
2.550%, 06/15/2026	4,665	4,360
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,930
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	2,296
Consumers Energy
4.625%, 05/15/2033	9,275	8,993
3.500%, 08/01/2051	590	435
Dominion Energy
3.375%, 04/01/2030	630	556
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	882
DTE Electric
3.375%, 03/01/2025	2,289	2,222
DTE Energy
4.875%, 06/01/2028	5,240	5,124
4.220%, 11/01/2024 (D)	8,190	8,033
2.529%, 10/01/2024 (D)	3,695	3,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas LLC
5.400%, 01/15/2054	$7,580	$7,432
5.300%, 02/15/2040	1,700	1,655
3.875%, 03/15/2046	5,500	4,234
2.850%, 03/15/2032	3,060	2,582
2.550%, 04/15/2031	2,855	2,417
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,192
Duke Energy Indiana LLC
6.350%, 08/15/2038	255	272
4.900%, 07/15/2043	260	235
Duke Energy Ohio
5.250%, 04/01/2033	6,030	6,045
2.125%, 06/01/2030	1,390	1,144
Duke Energy Progress LLC
4.200%, 08/15/2045	2,805	2,270
4.100%, 05/15/2042	1,141	940
East Ohio Gas
3.000%, 06/15/2050 (A)	1,205	748
2.000%, 06/15/2030 (A)	2,370	1,895
1.300%, 06/15/2025 (A)	2,700	2,497
Eastern Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,318
Entergy Arkansas LLC
4.200%, 04/01/2049	3,055	2,437
3.350%, 06/15/2052	4,130	2,819
Entergy Louisiana LLC
4.200%, 09/01/2048	3,215	2,577
0.950%, 10/01/2024	11,575	10,986
Entergy Mississippi LLC
2.850%, 06/01/2028	4,335	3,911
Entergy Texas
5.800%, 09/01/2053	4,190	4,220
3.550%, 09/30/2049	2,270	1,607
Eversource Energy
5.125%, 05/15/2033	3,220	3,116
3.800%, 12/01/2023	2,905	2,890
2.900%, 10/01/2024	4,153	4,029
Exelon
5.150%, 03/15/2028	4,570	4,537
Florida Power & Light
5.960%, 04/01/2039	155	163
5.950%, 02/01/2038	3,769	3,957
5.690%, 03/01/2040	4,657	4,768
4.800%, 05/15/2033	2,470	2,413
4.125%, 02/01/2042	4,075	3,453
2.850%, 04/01/2025	2,515	2,419
2.450%, 02/03/2032	11,835	9,813
Georgia Power
4.300%, 03/15/2043	2,560	2,106
Indiana Michigan Power
4.250%, 08/15/2048	610	490

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	$65	$51
Kentucky Utilities
5.450%, 04/15/2033	4,185	4,227
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,002
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,825
Monongahela Power
3.550%, 05/15/2027 (A)	10,095	9,456
National Rural Utilities Cooperative Finance
8.541%, TSFR3M + 3.172%, 04/30/2043 (B)	1,542	1,512
5.800%, 01/15/2033	2,535	2,617
4.450%, 03/13/2026	8,130	7,984
4.400%, 11/01/2048	1,000	816
4.300%, 03/15/2049	2,648	2,151
New England Power
5.936%, 11/25/2052 (A)	1,046	1,054
NextEra Energy Capital Holdings
4.450%, 06/20/2025	11,945	11,699
1.900%, 06/15/2028	6,850	5,884
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,700
Northern States Power
7.125%, 07/01/2025	3,220	3,310
6.250%, 06/01/2036	600	643
4.500%, 06/01/2052	2,845	2,455
2.250%, 04/01/2031	3,060	2,532
NSTAR Electric
3.250%, 05/15/2029	2,684	2,459
Oglethorpe Power
5.375%, 11/01/2040	1,905	1,717
4.500%, 04/01/2047	2,220	1,762
4.250%, 04/01/2046	1,240	914
4.200%, 12/01/2042	190	143
Ohio Power
2.600%, 04/01/2030	8,915	7,549
Oncor Electric Delivery LLC
7.500%, 09/01/2038	120	143
5.350%, 10/01/2052	2,354	2,304
5.300%, 06/01/2042	1,346	1,327
4.950%, 09/15/2052	1,020	946
3.750%, 04/01/2045	4,125	3,250
Pacific Gas and Electric
6.750%, 01/15/2053	5,152	5,008
6.400%, 06/15/2033	2,290	2,259
4.500%, 07/01/2040	2,535	1,952
4.200%, 06/01/2041	2,340	1,693
PacifiCorp
6.250%, 10/15/2037	2,375	2,430
6.000%, 01/15/2039	4,635	4,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 05/15/2054	$5,475	$4,849
3.300%, 03/15/2051	3,553	2,264
2.900%, 06/15/2052	5,290	3,120
PECO Energy
2.850%, 09/15/2051	3,000	1,890
PPL Electric Utilities
4.150%, 06/15/2048	2,400	1,975
3.950%, 06/01/2047	1,802	1,452
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,291
3.250%, 09/01/2023	1,450	1,450
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,457
Public Service of Colorado
6.250%, 09/01/2037	220	229
4.100%, 06/01/2032	5,185	4,764
3.200%, 03/01/2050	1,950	1,316
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,509
2.200%, 06/15/2031	6,020	4,914
San Diego Gas & Electric
4.950%, 08/15/2028	3,344	3,310
4.500%, 08/15/2040	2,025	1,795
3.600%, 09/01/2023	1,224	1,224
3.320%, 04/15/2050	475	326
Sempra
3.800%, 02/01/2038	1,355	1,103
Southern California Edison
2.850%, 08/01/2029	3,080	2,710
Southern California Gas
6.350%, 11/15/2052	2,696	2,892
5.750%, 06/01/2053	3,149	3,115
4.300%, 01/15/2049	1,230	1,000
3.750%, 09/15/2042	195	146
2.550%, 02/01/2030	4,835	4,111
Southwestern Public Service
5.150%, 06/01/2052	2,115	1,856
Union Electric
4.000%, 04/01/2048	1,225	952
3.900%, 09/15/2042	90	71
Virginia Electric and Power
6.350%, 11/30/2037	1,975	2,066
5.000%, 04/01/2033	8,783	8,542
3.150%, 01/15/2026	3,000	2,854
2.950%, 11/15/2051	6,240	3,992
Vistra Operations LLC
4.875%, 05/13/2024 (A)	3,925	3,863
3.550%, 07/15/2024 (A)	1,095	1,066
Wisconsin Electric Power
1.700%, 06/15/2028	2,300	1,979
Wisconsin Power & Light
6.375%, 08/15/2037	50	53

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 04/01/2050	$40	$29
3.050%, 10/15/2027	2,770	2,589
Wisconsin Public Service
3.300%, 09/01/2049	2,475	1,715

		424,763

Total Corporate Obligations
(Cost $3,901,506) ($ Thousands)		3,587,977

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds
4.375%, 08/15/2043	46,139	46,016
4.125%, 08/15/2053	5,732	5,655
3.875%, 05/15/2043	31,459	29,262
3.625%, 05/15/2053	80,177	72,309
3.375%, 08/15/2042	18,478	16,035
3.000%, 08/15/2052	15,757	12,557
U.S. Treasury Notes
4.750%, 07/31/2025	3,400	3,391
4.625%, 02/28/2025	16,510	16,396
4.125%, 09/30/2027	460	456
4.125%, 07/31/2028	24,405	24,262
4.000%, 07/31/2030	12,525	12,376
3.875%, 04/30/2025	16,585	16,284
3.875%, 08/15/2033	19,015	18,676
3.750%, 05/31/2030	11,305	11,000
3.625%, 05/15/2026	13,160	12,835
3.625%, 05/31/2028	5,895	5,733
3.500%, 01/31/2028	10,345	10,004
3.375%, 05/15/2033	10,717	10,096
2.375%, 03/31/2029	9,890	8,969

Total U.S. Treasury Obligations
(Cost $335,089) ($ Thousands)		332,312

MUNICIPAL BONDS — 2.9%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	2,145	2,024

California — 0.9%
California State, GO
6.000%, 03/01/2033	950	1,028
California State University, RB
5.183%, 11/01/2053	8,690	8,450
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Build America Project, GO
7.600%, 11/01/2040	$585	$727
7.550%, 04/01/2039	2,305	2,844
7.500%, 04/01/2034	5,125	6,154
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,318
East Bay, Municipal Utility District Water System Revenue, Build America Project, RB
5.874%, 06/01/2040	300	323
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,184
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,120	1,248
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	1,405	1,246
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	138
University of California Regents, RB
4.132%, 05/15/2032	3,210	3,021
University of California, Build America Project, RB
5.770%, 05/15/2043	1,375	1,443

		37,312

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,484
Colorado State, COP
6.817%, 03/15/2028	1,980	2,113

		5,597

Connecticut — 0.2%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	2,000	1,958
4.506%, 05/15/2028	2,515	2,475
3.875%, 06/15/2028	2,555	2,444

		6,877

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	1,383	1,221

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$2,757	$2,824
6.637%, 04/01/2057	2,388	2,665

		5,489

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	2,580	2,729
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,320	3,139

		5,868

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,392

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	100
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	84
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,294
1.638%, 07/01/2026	2,125	1,919

		4,397

Michigan — 0.3%
Chippewa Valley Schools, GO
2.337%, 05/01/2029	3,125	2,748
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,424
2.671%, 09/01/2049 (B)	4,600	4,239
University of Michigan, Ser C, RB
3.599%, 04/01/2047	4,520	3,813

		12,224

New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, Build America Project, Ser C, RB
5.754%, 12/15/2028	2,300	2,330
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	2,985

		5,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 0.5%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	$165	$159
4.458%, 10/01/2062	205	182
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,252
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	445	459
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,014
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	3,000	2,985
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	3,470
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	8,225	8,375

		18,896

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	4,000	4,037

Pennsylvania — 0.1%
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,745

Texas — 0.1%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	551
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	1,016
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	590
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,068

		3,225

Total Municipal Bonds
(Cost $131,274) ($ Thousands)		118,619

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Intermediate Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.8%

Israel Government International Bond
3.875%, 07/03/2050	$1,255	$974
Korea Development Bank
4.375%, 02/15/2028	5,150	5,026
1.750%, 02/18/2025	6,080	5,769
Province of British Columbia Canada
4.200%, 07/06/2033	7,955	7,751
Province of Quebec Canada
6.350%, 01/30/2026	270	277
2.500%, 04/09/2024	8,855	8,693

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Republic of Poland Government International Bond
4.875%, 10/04/2033	$3,815	$3,699

Total Sovereign Debt
(Cost $33,266) ($ Thousands)		32,189

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	35,511,453	35,511

Total Cash Equivalent
(Cost $35,511) ($ Thousands)		35,511

Total Investments in Securities — 99.6%
(Cost $4,436,646) ($ Thousands)		$4,106,608

The open futures contracts held by the Fund at August 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	304	Dec-2023	$61,836	$61,957	$121
U.S. 5-Year Treasury Note	612	Dec-2023	65,067	65,436	369
			126,903	127,393	490
Short Contracts
Ultra 10-Year U.S. Treasury Note	(551)	Dec-2023	$(63,375)	$(63,977)	$(602)
			$63,528	$63,416	$(112)

Percentages are based on Net Assets of $4,121,407 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $635,305 ($ Thousands), representing 15.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$49,298	$450,376	$(464,163)	$ —	$ —	$35,511	$547	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 79.0%

Communication Services — 7.0%
Activision Blizzard Inc	27,339	$2,515
Alphabet Inc, Cl A *	227,572	30,988
Alphabet Inc, Cl C *	195,700	26,879
AT&T Inc	273,343	4,043
Charter Communications Inc, Cl A *	4,015	1,759
Comcast Corp, Cl A	159,132	7,441
Electronic Arts Inc	10,144	1,217
Fox Corp	15,866	510
Interpublic Group of Cos Inc/The	15,200	496
Live Nation Entertainment Inc *	5,500	465
Match Group Inc *	10,700	502
Meta Platforms Inc, Cl A *	84,704	25,063
Netflix Inc *	17,032	7,386
News Corp	4,000	88
News Corp, Cl A	14,200	305
Omnicom Group Inc	7,599	616
Paramount Global, Cl B	19,240	290
Take-Two Interactive Software Inc *	6,100	867
T-Mobile US Inc *	22,009	2,999
Verizon Communications Inc	160,792	5,625
Walt Disney Co/The *	69,921	5,851
Warner Bros Discovery Inc *	85,580	1,125

		127,030
Consumer Discretionary — 8.4%
Amazon.com Inc *	341,880	47,183
Aptiv PLC *	10,424	1,057
AutoZone Inc *	699	1,769
Bath & Body Works Inc	8,700	321
Best Buy Co Inc	7,700	589
Booking Holdings Inc *	1,445	4,487
BorgWarner Inc	9,000	367
Caesars Entertainment Inc *	8,200	453
CarMax Inc *	6,100	498
Carnival Corp, Cl A *	38,800	614
Chipotle Mexican Grill Inc, Cl A *	1,066	2,054
Darden Restaurants Inc	4,700	731
Domino's Pizza Inc	1,400	542
DR Horton Inc	11,874	1,413
eBay Inc	20,681	926
Etsy Inc *	4,900	360
Expedia Group Inc *	5,485	595
Ford Motor Co	149,976	1,819
Garmin Ltd	5,800	615
General Motors Co	53,095	1,779
Genuine Parts Co	5,450	838
Hasbro Inc	4,900	353
Hilton Worldwide Holdings Inc	10,061	1,496
Home Depot Inc/The	38,743	12,797
Las Vegas Sands Corp	12,436	682
Lennar Corp, Cl A	9,795	1,166

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LKQ Corp	9,600	$504
Lowe's Cos Inc	22,778	5,250
Marriott International Inc/MD, Cl A	9,828	2,000
McDonald's Corp	27,979	7,866
MGM Resorts International	11,615	511
Mohawk Industries Inc *	2,228	226
Newell Brands Inc	14,699	156
NIKE Inc, Cl B	47,178	4,798
Norwegian Cruise Line Holdings Ltd *	15,900	263
NVR Inc *	120	765
O'Reilly Automotive Inc *	2,338	2,197
Pool Corp	1,500	548
PulteGroup Inc	8,800	722
Ralph Lauren Corp, Cl A	1,600	187
Ross Stores Inc	13,074	1,593
Royal Caribbean Cruises Ltd *	8,600	851
Starbucks Corp	43,866	4,274
Tapestry Inc	8,800	293
Tesla Inc *	103,129	26,616
TJX Cos Inc/The	44,042	4,073
Tractor Supply Co	4,294	938
Ulta Beauty Inc *	1,932	802
VF Corp	12,324	244
Whirlpool Corp	2,200	308
Wynn Resorts Ltd	4,000	406
Yum! Brands Inc	10,712	1,386

		153,281
Consumer Staples — 5.2%
Altria Group Inc	68,236	3,017
Archer-Daniels-Midland Co	20,807	1,650
Brown-Forman Corp, Cl B	7,125	471
Bunge Ltd	5,700	652
Campbell Soup Co	7,700	321
Church & Dwight Co Inc	9,417	911
Clorox Co/The	4,800	751
Coca-Cola Co/The	148,988	8,914
Colgate-Palmolive Co	31,682	2,328
Conagra Brands Inc	18,000	538
Constellation Brands Inc, Cl A	6,207	1,617
Costco Wholesale Corp	16,951	9,311
Dollar General Corp	8,310	1,151
Dollar Tree Inc *	7,997	979
Estee Lauder Cos Inc/The, Cl A	8,865	1,423
General Mills Inc	22,369	1,513
Hershey Co/The	5,655	1,215
Hormel Foods Corp	11,100	428
J M Smucker Co/The	4,082	592
Kellogg Co	9,700	592
Kenvue Inc	66,005	1,521
Keurig Dr Pepper Inc	32,767	1,103
Kimberly-Clark Corp	12,891	1,661
Kraft Heinz Co/The	30,766	1,018

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kroger Co/The	25,267	$1,172
Lamb Weston Holdings Inc	5,800	565
McCormick & Co Inc/MD	9,700	796
Molson Coors Beverage Co, Cl B	7,200	457
Mondelez International Inc, Cl A	52,089	3,712
Monster Beverage Corp *	29,176	1,675
PepsiCo Inc	52,690	9,375
Philip Morris International Inc	59,342	5,700
Procter & Gamble Co/The	90,226	13,925
Sysco Corp	19,269	1,342
Target Corp	17,593	2,226
Tyson Foods Inc, Cl A	10,772	574
Walgreens Boots Alliance Inc	28,152	713
Walmart Inc	53,692	8,731

		94,640
Energy — 3.5%
APA Corp	11,700	513
Baker Hughes Co, Cl A	39,179	1,418
Chevron Corp	68,127	10,975
ConocoPhillips	46,269	5,507
Coterra Energy Inc, Cl A	29,281	825
Devon Energy Corp	24,444	1,249
Diamondback Energy Inc	7,000	1,062
EOG Resources Inc	22,365	2,877
EQT Corp	14,300	618
Exxon Mobil Corp	154,787	17,211
Halliburton Co	34,919	1,349
Hess Corp	10,547	1,630
Kinder Morgan Inc	75,184	1,295
Marathon Oil Corp	23,700	624
Marathon Petroleum Corp	16,181	2,310
Occidental Petroleum Corp	27,403	1,721
ONEOK Inc	17,266	1,126
Phillips 66	17,506	1,998
Pioneer Natural Resources Co	8,919	2,122
Schlumberger NV	54,438	3,210
Targa Resources Corp	8,600	742
Valero Energy Corp	13,951	1,812
Williams Cos Inc/The	46,505	1,606

		63,800
Financials — 9.8%
Aflac Inc	20,955	1,563
Allstate Corp/The	10,112	1,090
American Express Co	22,776	3,598
American International Group Inc	27,563	1,613
Ameriprise Financial Inc	3,963	1,338
Aon PLC, Cl A	7,845	2,615
Arch Capital Group Ltd *	14,347	1,103
Arthur J Gallagher & Co	8,257	1,903
Assurant Inc	2,100	293
Bank of America Corp	265,363	7,608

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of New York Mellon Corp/The	27,358	$1,228
Berkshire Hathaway Inc, Cl B *	68,278	24,594
BlackRock Inc, Cl A	5,776	4,046
Brown & Brown Inc	8,900	659
Capital One Financial Corp	14,555	1,490
Cboe Global Markets Inc	4,100	614
Charles Schwab Corp/The	56,798	3,360
Chubb Ltd	15,795	3,173
Cincinnati Financial Corp	6,000	635
Citigroup Inc	74,463	3,075
Citizens Financial Group Inc	18,565	522
CME Group Inc, Cl A	13,709	2,779
Comerica Inc	5,200	250
Discover Financial Services	9,918	893
Everest Group Ltd	1,700	613
Eversource Energy	13,508	862
FactSet Research Systems Inc	1,500	655
Fidelity National Information Services Inc	22,956	1,282
Fifth Third Bancorp	26,742	710
Fiserv Inc *	23,579	2,862
FleetCor Technologies Inc *	2,800	761
Franklin Resources Inc	10,800	289
Global Payments Inc	10,091	1,278
Globe Life Inc	3,400	379
Goldman Sachs Group Inc/The	12,688	4,158
Hartford Financial Services Group Inc/The	11,808	848
Huntington Bancshares Inc/OH	55,526	616
Intercontinental Exchange Inc	21,391	2,524
Invesco Ltd	18,100	288
Jack Henry & Associates Inc	2,800	439
JPMorgan Chase & Co	111,905	16,375
KeyCorp	35,654	404
Lincoln National Corp	5,700	146
Loews Corp	7,100	441
M&T Bank Corp	6,390	799
MarketAxess Holdings Inc	1,500	361
Marsh & McLennan Cos Inc	18,920	3,689
Mastercard Inc, Cl A	31,987	13,199
MetLife Inc	24,545	1,555
Moody's Corp	6,036	2,033
Morgan Stanley	49,822	4,242
MSCI Inc, Cl A	3,063	1,665
Nasdaq Inc	12,988	682
Northern Trust Corp	8,005	609
PayPal Holdings Inc *	42,633	2,665
PNC Financial Services Group Inc/The	15,247	1,841
Principal Financial Group Inc	8,520	662
Progressive Corp/The	22,383	2,987
Prudential Financial Inc	13,939	1,320
Raymond James Financial Inc	7,408	775
Regions Financial Corp	36,082	662
S&P Global Inc	12,546	4,904

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synchrony Financial	17,011	$549
T Rowe Price Group Inc	8,498	954
Travelers Cos Inc/The	8,855	1,428
Truist Financial Corp	50,774	1,551
US Bancorp	53,267	1,946
Visa Inc, Cl A	61,924	15,213
W R Berkley Corp	7,950	492
Wells Fargo & Co	143,579	5,928
Willis Towers Watson PLC	4,102	848
Zions Bancorp NA	5,500	195

		179,726
Health Care — 10.4%
Abbott Laboratories	66,519	6,845
AbbVie Inc	67,557	9,928
Agilent Technologies Inc	11,256	1,363
Align Technology Inc *	2,713	1,004
Amgen Inc	20,474	5,248
Baxter International Inc	19,538	793
Becton Dickinson & Co	10,865	3,036
Biogen Inc *	5,550	1,484
Bio-Rad Laboratories Inc, Cl A *	863	345
Bio-Techne Corp	6,000	470
Boston Scientific Corp *	54,972	2,965
Bristol-Myers Squibb Co	80,326	4,952
Cardinal Health Inc	9,898	864
Catalent Inc *	6,800	340
Cencora Inc	6,261	1,102
Centene Corp *	20,884	1,288
Charles River Laboratories International Inc *	2,000	414
Cigna Group/The	11,262	3,111
Cooper Cos Inc/The	1,900	703
CVS Health Corp	49,012	3,194
Danaher Corp	25,376	6,725
DaVita Inc *	2,200	225
DENTSPLY SIRONA Inc	8,600	319
Dexcom Inc *	14,830	1,498
Edwards Lifesciences Corp *	23,136	1,769
Elevance Health Inc	9,043	3,997
Eli Lilly & Co	30,207	16,741
GE HealthCare Technologies Inc	14,634	1,031
Gilead Sciences Inc	47,743	3,651
HCA Healthcare Inc	7,845	2,176
Henry Schein Inc *	5,200	398
Hologic Inc *	9,712	726
Humana Inc	4,749	2,192
IDEXX Laboratories Inc *	3,178	1,625
Illumina Inc *	6,071	1,003
Incyte Corp *	7,200	465
Insulet Corp *	2,600	499
Intuitive Surgical Inc *	13,378	4,183
IQVIA Holdings Inc *	7,109	1,583

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson & Johnson	92,580	$14,968
Laboratory Corp of America Holdings	3,465	721
McKesson Corp	5,177	2,135
Medtronic PLC	50,835	4,143
Merck & Co Inc	97,144	10,587
Mettler-Toledo International Inc *	800	971
Moderna Inc *	12,438	1,406
Molina Healthcare Inc *	2,300	713
Organon & Co	9,490	208
Pfizer Inc	216,040	7,644
Quest Diagnostics Inc	4,200	552
Regeneron Pharmaceuticals Inc *	4,136	3,418
ResMed Inc	5,723	913
Revvity Inc	4,700	550
STERIS PLC	3,813	876
Stryker Corp	12,879	3,652
Teleflex Inc	1,800	383
Thermo Fisher Scientific Inc	14,804	8,247
UnitedHealth Group Inc	35,657	16,993
Universal Health Services Inc, Cl B	2,400	323
Vertex Pharmaceuticals Inc *	9,866	3,437
Viatris Inc	45,874	493
Waters Corp *	2,251	632
West Pharmaceutical Services Inc	2,854	1,161
Zimmer Biomet Holdings Inc	8,038	958
Zoetis Inc, Cl A	17,630	3,359

		189,698
Industrials — 6.7%
3M Co	21,056	2,246
A O Smith Corp	4,700	341
Alaska Air Group Inc *	5,300	222
Allegion plc	3,533	402
American Airlines Group Inc *	25,900	382
AMETEK Inc	8,809	1,405
Automatic Data Processing Inc	15,792	4,021
Axon Enterprise Inc *	2,700	575
Boeing Co/The *	21,596	4,838
Broadridge Financial Solutions Inc	4,600	857
Carrier Global Corp	31,878	1,831
Caterpillar Inc	19,715	5,542
Ceridian HCM Holding Inc *	5,900	428
CH Robinson Worldwide Inc	4,600	416
Cintas Corp	3,321	1,674
Copart Inc *	33,172	1,487
CSX Corp	77,683	2,346
Cummins Inc	5,506	1,267
Deere & Co	10,362	4,258
Delta Air Lines Inc	24,446	1,048
Dover Corp	5,506	817
Eaton Corp PLC	15,216	3,505
Emerson Electric Co	21,819	2,144
Equifax Inc	4,790	990

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Expeditors International of Washington Inc	5,938	$693
Fastenal Co	21,711	1,250
FedEx Corp	8,788	2,294
Fortive Corp	13,688	1,079
Generac Holdings Inc *	2,400	285
General Dynamics Corp	8,591	1,947
General Electric Co	41,620	4,764
Honeywell International Inc	25,477	4,788
Howmet Aerospace Inc	13,929	689
Huntington Ingalls Industries Inc	1,500	330
IDEX Corp	2,900	657
Illinois Tool Works Inc	10,518	2,602
Ingersoll Rand Inc	15,583	1,085
Jacobs Solutions Inc	4,900	661
JB Hunt Transport Services Inc	3,100	582
Johnson Controls International plc	26,172	1,546
L3Harris Technologies Inc	7,196	1,282
Leidos Holdings Inc	5,300	517
Lockheed Martin Corp	8,603	3,857
Masco Corp	8,700	513
Nordson Corp	2,100	513
Norfolk Southern Corp	8,669	1,777
Northrop Grumman Corp	5,517	2,389
Old Dominion Freight Line Inc	3,488	1,491
Otis Worldwide Corp	15,745	1,347
PACCAR Inc	19,887	1,637
Parker-Hannifin Corp	4,903	2,044
Paychex Inc	12,447	1,521
Paycom Software Inc	1,900	560
Pentair PLC	6,346	446
Quanta Services Inc	5,614	1,178
Republic Services Inc, Cl A	7,843	1,130
Robert Half Inc	4,300	318
Rockwell Automation Inc	4,405	1,375
Rollins Inc	8,825	349
RTX Corp	55,906	4,810
Snap-on Inc	2,100	564
Southwest Airlines Co	23,130	731
Stanley Black & Decker Inc	5,700	538
Textron Inc	7,600	591
Trane Technologies PLC	8,679	1,781
TransDigm Group Inc *	1,968	1,779
Union Pacific Corp	23,322	5,144
United Airlines Holdings Inc *	12,765	636
United Parcel Service Inc, Cl B	27,722	4,696
United Rentals Inc	2,596	1,237
Verisk Analytics Inc, Cl A	5,616	1,360
Waste Management Inc	14,167	2,221
Westinghouse Air Brake Technologies Corp	6,986	786
WW Grainger Inc	1,677	1,198
Xylem Inc/NY	9,200	953

		121,563

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 22.3%
Accenture PLC, Cl A	24,216	$7,840
Adobe Inc *	17,584	9,835
Advanced Micro Devices Inc *	61,633	6,516
Akamai Technologies Inc *	5,800	610
Amphenol Corp, Cl A	22,761	2,012
Analog Devices Inc	19,310	3,510
ANSYS Inc *	3,321	1,059
Apple Inc	566,356	106,401
Applied Materials Inc	32,303	4,935
Arista Networks Inc *	9,561	1,867
Autodesk Inc *	8,192	1,818
Broadcom Inc	15,954	14,724
Cadence Design Systems Inc *	10,463	2,516
CDW Corp/DE	5,241	1,107
Cisco Systems Inc	156,792	8,992
Cognizant Technology Solutions Corp, Cl A	19,618	1,405
Corning Inc	29,488	968
DXC Technology Co *	8,938	185
Enphase Energy Inc *	5,168	654
EPAM Systems Inc *	2,177	564
F5 Inc *	2,300	376
Fair Isaac Corp *	900	814
First Solar Inc *	3,835	725
Fortinet Inc *	24,798	1,493
Gartner Inc *	3,093	1,082
Gen Digital Inc	21,700	439
Hewlett Packard Enterprise Co	50,375	856
HP Inc	33,436	993
Intel Corp	159,563	5,607
International Business Machines Corp	34,708	5,096
Intuit Inc	10,773	5,837
Juniper Networks Inc	12,200	355
Keysight Technologies Inc *	6,879	917
KLA Corp	5,282	2,651
Lam Research Corp	5,170	3,631
Microchip Technology Inc	20,854	1,707
Micron Technology Inc	41,862	2,928
Microsoft Corp	284,860	93,366
Monolithic Power Systems Inc	1,748	911
Motorola Solutions Inc	6,430	1,823
NetApp Inc	8,400	644
NVIDIA Corp	94,747	46,762
NXP Semiconductors NV	10,017	2,061
ON Semiconductor Corp *	16,430	1,618
Oracle Corp	58,919	7,093
Palo Alto Networks Inc *	11,600	2,822
PTC Inc *	4,200	618
Qorvo Inc *	3,900	419
QUALCOMM Inc	42,568	4,875
Roper Technologies Inc	4,063	2,028
salesforce.com *	37,454	8,295

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seagate Technology Holdings PLC	7,500	$531
ServiceNow Inc *	7,767	4,573
Skyworks Solutions Inc	6,054	658
SolarEdge Technologies Inc *	2,200	358
Synopsys Inc *	5,853	2,686
TE Connectivity Ltd	12,068	1,598
Teledyne Technologies Inc *	1,802	754
Teradyne Inc	6,000	647
Texas Instruments Inc	34,707	5,833
Trimble Inc *	9,600	526
Tyler Technologies Inc *	1,600	637
VeriSign Inc *	3,540	736
Western Digital Corp *	12,403	558
Zebra Technologies Corp, Cl A *	2,000	550

		407,005
Materials — 1.9%
Air Products and Chemicals Inc	8,574	2,534
Albemarle Corp	4,496	893
Amcor PLC	55,607	542
Avery Dennison Corp	3,200	603
Ball Corp	11,900	648
Celanese Corp, Cl A	3,800	480
CF Industries Holdings Inc	7,446	574
Corteva Inc	27,059	1,367
Dow Inc	27,373	1,493
DuPont de Nemours Inc	17,739	1,364
Eastman Chemical Co	4,600	391
Ecolab Inc	9,487	1,744
FMC Corp	4,700	405
Freeport-McMoRan Inc, Cl B	54,785	2,186
International Flavors & Fragrances Inc	9,973	703
International Paper Co	13,800	482
Linde PLC	18,733	7,250
LyondellBasell Industries NV, Cl A	9,655	954
Martin Marietta Materials Inc	2,370	1,058
Mosaic Co/The	12,663	492
Newmont Corp	30,697	1,210
Nucor Corp	9,582	1,649
Packaging Corp of America	3,400	507
PPG Industries Inc	9,115	1,292
Sealed Air Corp	6,000	222
Sherwin-Williams Co/The	9,049	2,459
Steel Dynamics Inc	6,225	664
Vulcan Materials Co	5,021	1,096
Westrock Co	9,641	315

		35,577
Real Estate — 1.9%
Alexandria Real Estate Equities Inc ‡	6,003	698
American Tower Corp, Cl A ‡	17,856	3,238
AvalonBay Communities Inc ‡	5,415	995
Boston Properties Inc ‡	5,700	381

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Camden Property Trust ‡	4,000	$430
CBRE Group Inc, Cl A *	11,965	1,018
CoStar Group Inc *	15,790	1,295
Crown Castle Inc ‡	16,594	1,668
Digital Realty Trust Inc ‡	11,222	1,478
Equinix Inc ‡	3,614	2,824
Equity Residential ‡	13,129	851
Essex Property Trust Inc ‡	2,466	588
Extra Space Storage Inc ‡	8,245	1,061
Federal Realty Investment Trust ‡	2,800	274
Healthpeak Properties Inc ‡	20,900	430
Host Hotels & Resorts Inc ‡	27,785	439
Invitation Homes Inc ‡	22,400	764
Iron Mountain Inc ‡	11,071	703
Kimco Realty Corp ‡	24,000	455
Mid-America Apartment Communities Inc ‡	4,463	648
Prologis Inc ‡	35,308	4,385
Public Storage ‡	6,056	1,674
Realty Income Corp ‡	25,353	1,421
Regency Centers Corp ‡	5,900	367
SBA Communications Corp, Cl A ‡	4,112	923
Simon Property Group Inc ‡	12,433	1,411
UDR Inc ‡	12,000	479
Ventas Inc ‡	15,500	677
VICI Properties Inc, Cl A ‡	38,796	1,196
Welltower Inc ‡	19,093	1,582
Weyerhaeuser Co ‡	27,878	913

		35,266
Utilities — 1.9%
AES Corp/The	25,300	454
Alliant Energy Corp	9,800	492
Ameren Corp	10,196	808
American Electric Power Co Inc	19,624	1,539
American Water Works Co Inc	7,472	1,037
Atmos Energy Corp	5,722	663
CenterPoint Energy Inc	23,892	666
CMS Energy Corp	11,000	618
Consolidated Edison Inc	13,237	1,178
Constellation Energy Corp	12,626	1,315
Dominion Energy Inc	31,894	1,548
DTE Energy Co	7,617	787
Duke Energy Corp	29,400	2,611
Edison International	14,771	1,017
Entergy Corp	8,011	763
Evergy Inc	8,899	489
Exelon Corp	37,926	1,522
FirstEnergy Corp	21,364	771
NextEra Energy Inc	77,398	5,170
NiSource Inc	15,700	420
NRG Energy Inc	8,600	323
PG&E Corp *	62,398	1,017
Pinnacle West Capital Corp	4,500	348

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PPL Corp	28,618	$713
Public Service Enterprise Group Inc	19,327	1,180
Sempra	24,076	1,691
Southern Co/The	41,667	2,822
WEC Energy Group Inc	12,155	1,022
Xcel Energy Inc	21,246	1,214

		34,198
Total Common Stock
(Cost $465,618) ($ Thousands)		1,441,784

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.140%**†	21,219,188	21,219

Total Cash Equivalent
(Cost $21,219) ($ Thousands)		21,219

PURCHASED OPTIONS — 0.6%
Total Purchased Options
(Cost $12,489) ($ Thousands)		10,553

Total Investments in Securities — 80.8%
(Cost $499,326) ($ Thousands)		$1,473,556

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $3,399) ($ Thousands)		$(2,402)

A list of the open exchange traded options contracts held by the Fund at August 31, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.6%
Put Options
S&P 500 Index	54,292	$244,730	$4,507.66	7/20/2024	$9,246
S&P 500 Index	41,636	187,682	4,507.66	12/16/2023	1,307

		432,412			10,553

Total Purchased Options		$432,412			$10,553
WRITTEN OPTIONS — (0.1)%
Put Options
S&P 500 Index	(41,636)	$(187,682)	4,507.66	12/16/2023	$(362)
S&P 500 Index	(54,292)	(244,730)	4,507.66	07/20/2024	(2,040)

		(432,412)			(2,402)

Total Written Options		$(432,412)			$(2,402)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Dynamic Asset Allocation Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI ^	834	Sep-2023	$181,919	$188,317	$6,398
			$181,919	$188,317	$6,398

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
2.659%^	UNITED STATES CONSUMER PRICE INDEX (CPI)	Annually	02/27/2033	USD	269,000	$2,252	$–	$2,252
0.281%	FLOATING (MUTKCALM INDEX)	Annually	05/15/2026	JPY	264,893,382	3,518	–	3,518
0.293%	JPY UNSECURED OVERNIGHT CALL RATE (TONAR)	Annually	05/15/2026	JPY	209,944,853	2,618	–	2,618
						$8,388	$–	$8,388

A list of OTC swap agreements held by the Fund at August 31, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs^	+BCOMGCTR/0.065%	3 MONTH TREASURY BILL RATE + 6.5 BPS	INDEX RETURN	Quarterly	11/16/2023	USD	89,000	$1,959	$–	$1,959
Goldman Sachs^	+BCOMTR/0.075%	3 MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Annually	09/08/2023	USD	126,000	6,422	–	6,422
Goldman Sachs	PAYB +SPXEWTR / 0.75%	SOFR RATE INDEX + 0.75 BPS	INDEX RETURN	Quarterly	10/31/2023	USD	187,706	(7,329)	–	(7,329)
								$1,052	$–	$1,052

Percentages are based on Net Assets of $1,823,521 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
†	Investment in Affiliated Security.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of August 31, 2023.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 8/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$490	$89,113	$(68,384)	$—	$—	$21,219	$199	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 70.9%
U.S. Treasury Bills ^(A)
5.415%, 01/11/2024	$800	$785
5.408%, 07/11/2024	1,000	955
5.337%, 10/05/2023	12,500	12,438
5.328%, 11/02/2023	6,800	6,738
5.310%, 10/26/2023	6,000	5,951
5.308%, 10/19/2023	5,000	4,965
5.297%, 09/12/2023	300	300
4.970%, 10/12/2023	12,000	11,928
4.893%, 09/28/2023	13,500	13,447
4.803%, 09/21/2023	13,500	13,460
4.794%, 09/14/2023	13,500	13,474
U.S. Treasury Inflation-Protected Securities
0.750%, 07/15/2028	22,064	20,802
0.375%, 07/15/2027 (G)	204,466	191,234
0.125%, 07/15/2024 (G)	186,027	181,037
0.125%, 07/15/2026 (G)	98,327	92,334
U.S. Treasury Notes ^
5.587%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/2025 (C)	10,300	10,315
5.556%, US Treasury 3 Month Bill Money Market Yield + 0.169%, 04/30/2025 (C)	9,500	9,503
5.527%, US Treasury 3 Month Bill Money Market Yield + 0.140%, 10/31/2024 (C)	10,000	10,010
5.512%, US Treasury 3 Month Bill Money Market Yield + 0.125%, 07/31/2025 (C)	5,300	5,295
5.424%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/2024 (C)	8,000	8,002
5.422%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/2023 (C)	6,100	6,101
5.372%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (C)	6,700	6,700
5.312%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/2024 (C)	4,900	4,899
4.750%, 07/31/2025	900	898
4.625%, 02/28/2025	1,500	1,490
4.375%, 08/15/2026	900	896
4.000%, 02/15/2026	700	689
3.250%, 08/31/2024	1,900	1,861

Total U.S. Treasury Obligations
(Cost $645,959) ($ Thousands)		636,507

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 29.4%

Communication Services — 2.4%
Activision Blizzard Inc	6,991	$643
Alphabet Inc, Cl A *	21,403	2,914
Alphabet Inc, Cl C *	18,604	2,555
AMC Entertainment Holdings Inc, Cl A *	832	11
Anterix Inc *	1,296	43
AT&T Inc (H)	163,365	2,416
Cogent Communications Holdings Inc	769	54
Electronic Arts Inc	2,532	304
Frontier Communications Parent Inc *	4,768	76
GCI Liberty - Escrow *	1,350	—
Globalstar Inc *	24,400	35
Gogo Inc *	1,800	20
Iridium Communications Inc	3,042	149
Liberty Media Corp-Liberty Formula One, Cl C *	2,024	139
Live Nation Entertainment Inc *	1,405	119
Lumen Technologies Inc	24,604	39
Madison Square Garden Entertainment Corp, Cl A *	648	21
Madison Square Garden Sports Corp, Cl A	216	39
Marcus Corp/The	2,044	31
Match Group Inc *	906	43
Meta Platforms Inc, Cl A *	8,113	2,401
Netflix Inc *	3,761	1,631
Pinterest Inc, Cl A *	2,052	56
Radius Global Infrastructure Inc, Cl A *	2,400	36
ROBLOX Corp, Cl A *	4,326	122
Roku Inc, Cl A *	1,158	94
Spotify Technology SA *	1,302	201
Take-Two Interactive Software Inc *	1,567	223
Telephone and Data Systems Inc	3,300	71
T-Mobile US Inc *	12,770	1,740
Verizon Communications Inc	95,599	3,344
Walt Disney Co/The *	15,943	1,334
Warner Bros Discovery Inc * (H)	19,106	251
World Wrestling Entertainment Inc, Cl A	540	52
ZoomInfo Technologies Inc, Cl A *	1,108	20

		21,227
Consumer Staples — 7.2%
Albertsons Cos Inc, Cl A	8,019	180
Altria Group Inc (H)	44,156	1,953
Andersons Inc/The	972	50
Archer-Daniels-Midland Co	13,616	1,080
B&G Foods Inc, Cl A	2,052	26
Beauty Health Co/The *	2,841	18
BellRing Brands Inc *	3,395	141
Beyond Meat Inc *	2,036	24
BJ's Wholesale Club Holdings Inc *	3,464	233
Boston Beer Co Inc/The, Cl A *	221	81
Brown-Forman Corp, Cl A	1,123	75

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brown-Forman Corp, Cl B	4,869	$322
Bunge Ltd	3,612	413
Cal-Maine Foods Inc	1,134	54
Campbell Soup Co	5,149	215
Casey's General Stores Inc	793	194
Celsius Holdings Inc *	1,425	279
Central Garden & Pet Co, Cl A *	1,080	44
Chefs' Warehouse Inc/The *	917	26
Church & Dwight Co Inc	6,184	598
Clorox Co/The	3,262	510
Coca-Cola Co/The (H)	97,072	5,808
Coca-Cola Consolidated Inc	120	84
Colgate-Palmolive Co	20,166	1,482
Conagra Brands Inc	12,546	375
Constellation Brands Inc, Cl A	3,871	1,009
Costco Wholesale Corp (H)	10,995	6,039
Coty Inc, Cl A *	8,355	97
Darling Ingredients Inc *	4,112	254
Dollar General Corp	5,546	768
Dollar Tree Inc *	5,135	628
Edgewell Personal Care Co	1,261	49
elf Beauty Inc *	1,290	179
Energizer Holdings Inc	1,429	49
Estee Lauder Cos Inc/The, Cl A	5,698	915
Flowers Foods Inc	4,971	117
Freshpet Inc *	1,195	90
General Mills Inc	14,799	1,001
Grocery Outlet Holding Corp *	1,962	61
Hain Celestial Group Inc/The *	2,034	22
Herbalife Ltd *	2,409	36
Hershey Co/The	3,754	807
Hormel Foods Corp	7,402	286
Hostess Brands Inc, Cl A *	3,613	103
Ingles Markets Inc, Cl A	381	30
Ingredion Inc	1,780	183
Inter Parfums Inc	380	53
J & J Snack Foods Corp	331	54
J M Smucker Co/The	2,714	393
Kellogg Co	6,322	386
Keurig Dr Pepper Inc	22,418	754
Kimberly-Clark Corp	8,570	1,104
Kraft Heinz Co/The	18,056	597
Kroger Co/The	16,111	747
Lamb Weston Holdings Inc	3,722	363
Lancaster Colony Corp	566	93
McCormick & Co Inc/MD	6,435	528
Medifast Inc	230	19
MGP Ingredients Inc	304	36
Molson Coors Beverage Co, Cl B	4,262	271
Mondelez International Inc, Cl A	33,546	2,390
Monster Beverage Corp *	18,852	1,082
Nu Skin Enterprises Inc, Cl A	1,396	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PepsiCo Inc (H)	34,417	$6,123
Performance Food Group Co *	3,969	247
Philip Morris International Inc (H)	38,268	3,676
Pilgrim's Pride Corp *	1,182	30
Post Holdings Inc *	1,578	142
PriceSmart Inc	640	51
Primo Water Corp	4,211	64
Procter & Gamble Co/The (H)	58,112	8,969
Simply Good Foods Co/The *	2,209	80
Spectrum Brands Holdings Inc	926	77
Sprouts Farmers Market Inc *	3,037	124
Sysco Corp	12,518	872
Target Corp	11,262	1,425
TreeHouse Foods Inc *	1,163	54
Tyson Foods Inc, Cl A (H)	6,908	368
United Natural Foods Inc *	1,585	32
Universal Corp/VA	564	27
US Foods Holding Corp *	5,585	226
Utz Brands Inc	2,613	40
Vector Group Ltd	2,230	24
Walgreens Boots Alliance Inc	17,675	447
Walmart Inc (H)	35,160	5,717
WD-40 Co	251	54
Weis Markets Inc	596	39

		64,799
Energy — 7.6%
Antero Midstream Corp	13,071	158
Antero Resources Corp *	9,936	275
APA Corp	10,819	474
Archrock Inc	6,466	83
Ardmore Shipping Corp	1,928	24
Baker Hughes Co, Cl A	34,844	1,261
Berry Corp	4,145	36
Borr Drilling Ltd *	6,696	47
Bristow Group Inc *	1,672	46
Cactus Inc, Cl A	2,331	124
California Resources Corp	2,244	125
Callon Petroleum Co *	1,869	73
ChampionX Corp	7,043	254
Cheniere Energy Inc	8,289	1,353
Chesapeake Energy Corp	4,274	377
Chevron Corp (H)	59,990	9,664
Chord Energy Corp	1,389	224
Civitas Resources Inc	2,599	214
Clean Energy Fuels Corp *	6,582	28
CNX Resources Corp *	5,588	125
Comstock Resources Inc	3,047	37
ConocoPhillips (H)	41,695	4,963
CONSOL Energy Inc	1,239	107
Core Laboratories Inc	1,200	29
Coterra Energy Inc, Cl A	26,644	751
CVR Energy Inc	1,504	49

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delek US Holdings Inc	2,097	$54
Denbury Inc *	1,937	177
Devon Energy Corp	21,995	1,124
DHT Holdings Inc	4,737	44
Diamond Offshore Drilling Inc *	4,608	68
Diamondback Energy Inc	6,249	948
Dorian LPG Ltd	1,504	39
Dril-Quip Inc *	1,443	40
DT Midstream Inc	3,382	177
Energy Fuels Inc/Canada *	6,133	44
EOG Resources Inc	20,112	2,587
EQT Corp	12,818	554
Equitrans Midstream Corp	16,780	161
Expro Group Holdings NV *	3,261	77
Exxon Mobil Corp (H)	138,027	15,347
FLEX LNG Ltd	1,641	50
Golar LNG Ltd	4,091	90
Green Plains Inc *	2,052	64
Gulfport Energy Corp *	371	44
Halliburton Co	30,675	1,185
Helix Energy Solutions Group Inc *	4,731	48
Helmerich & Payne Inc	3,978	159
Hess Corp	9,662	1,493
HF Sinclair Corp	4,787	264
International Seaways Inc	1,082	46
Kinder Morgan Inc	68,901	1,186
Kinetik Holdings Inc, Cl A	864	30
Kosmos Energy Ltd *	17,947	131
Liberty Energy Inc, Cl A	4,696	75
Magnolia Oil & Gas Corp, Cl A	6,658	152
Marathon Oil Corp	21,587	569
Marathon Petroleum Corp (H)	15,410	2,200
Matador Resources Co	4,078	259
Murphy Oil Corp	5,204	236
Nabors Industries Ltd *	294	33
New Fortress Energy Inc, Cl A	1,782	55
NexTier Oilfield Solutions Inc *	4,429	47
Noble Corp PLC	2,917	154
Nordic American Tankers Ltd	9,506	37
Northern Oil and Gas Inc	2,289	96
NOV Inc	13,531	286
Occidental Petroleum Corp	24,031	1,509
Oceaneering International Inc *	3,945	90
Oil States International Inc *	3,325	26
ONEOK Inc	15,678	1,022
Ovintiv Inc	8,427	396
Par Pacific Holdings Inc *	1,224	42
Patterson-UTI Energy Inc	7,386	104
PBF Energy Inc, Cl A	4,329	203
Peabody Energy Corp	4,129	89
Permian Resources Corp, Cl A	8,957	127
Phillips 66	15,930	1,819

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pioneer Natural Resources Co	8,049	$1,915
ProPetro Holding Corp *	4,297	41
Range Resources Corp	8,620	279
REX American Resources Corp *	1,080	43
SandRidge Energy Inc	1,733	28
Schlumberger NV	48,897	2,883
Scorpio Tankers Inc	1,661	84
Seadrill Ltd *	1,400	68
Select Water Solutions Inc, Cl A	3,997	32
SFL Corp Ltd	4,197	47
Sitio Royalties Corp, Cl A	3,154	80
SM Energy Co	4,051	171
Southwestern Energy Co *	39,574	268
Talos Energy Inc *	3,665	63
Targa Resources Corp	7,875	679
TechnipFMC PLC	14,163	270
Teekay Tankers Ltd, Cl A	972	40
Tellurian Inc *	16,547	19
Texas Pacific Land Corp	193	364
Tidewater Inc *	1,532	100
Uranium Energy Corp *	13,947	60
US Silica Holdings Inc *	2,916	36
Valaris Ltd *	2,096	158
Valero Energy Corp (H)	12,596	1,636
Vital Energy Inc *	575	35
Vitesse Energy Inc	1,404	33
Weatherford International PLC *	2,583	229
Williams Cos Inc/The	42,403	1,464
World Kinect Corp	1,481	32

		67,915
Financials — 0.0%
Eversource Energy	4,351	278

Health Care — 5.9%
10X Genomics Inc, Cl A *	1,154	60
Abbott Laboratories	16,057	1,652
AbbVie Inc	16,269	2,391
Acadia Healthcare Co Inc *	839	65
ACADIA Pharmaceuticals Inc *	1,850	50
Agilent Technologies Inc	2,768	335
agilon health Inc *	1,733	31
Akero Therapeutics Inc *	600	30
Align Technology Inc *	733	271
Alkermes PLC *	2,604	76
Alnylam Pharmaceuticals Inc *	1,176	233
Amedisys Inc *	297	28
Amgen Inc (H)	5,071	1,300
Amicus Therapeutics Inc *	2,700	35
AMN Healthcare Services Inc *	371	33
Amphastar Pharmaceuticals Inc *	500	27
Apellis Pharmaceuticals Inc *	958	40
Arrowhead Pharmaceuticals Inc *	876	24

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aurinia Pharmaceuticals Inc *	2,300	$21
Avantor Inc *	6,569	142
Axonics Inc *	462	26
Axsome Therapeutics Inc *	324	26
Azenta Inc *	864	49
Baxter International Inc (H)	4,979	202
Beam Therapeutics Inc *	839	19
Becton Dickinson & Co	2,693	753
BioCryst Pharmaceuticals Inc *	4,217	30
Biogen Inc *	1,394	373
BioMarin Pharmaceutical Inc *	1,836	168
Bio-Rad Laboratories Inc, Cl A *	196	78
Bio-Techne Corp	1,358	106
Blueprint Medicines Corp *	554	28
Boston Scientific Corp *	13,289	717
Bridgebio Pharma Inc *	1,100	33
Bristol-Myers Squibb Co	19,333	1,192
Bruker Corp	1,072	70
Cardinal Health Inc	2,382	208
Catalent Inc *	1,669	83
Cencora Inc	1,426	251
Centene Corp *	4,964	306
Cerevel Therapeutics Holdings Inc *	900	21
Certara Inc *	1,612	26
Charles River Laboratories International Inc *	460	95
Chemed Corp	129	66
Cigna Group/The	2,702	746
CONMED Corp	385	43
Cooper Cos Inc/The	452	167
Crinetics Pharmaceuticals Inc *	1,612	28
CVS Health Corp	11,896	775
Cytokinetics Inc *	1,281	45
Danaher Corp	6,017	1,594
DaVita Inc *	596	61
Denali Therapeutics Inc *	1,236	29
DENTSPLY SIRONA Inc	1,761	65
Dexcom Inc *	3,652	369
Doximity Inc, Cl A *	857	20
Dynavax Technologies Corp, Cl A *	1,900	27
Edwards Lifesciences Corp *	5,550	424
Elanco Animal Health Inc *	3,996	49
Elevance Health Inc	2,193	969
Eli Lilly & Co	7,830	4,339
Embecta Corp	1,080	20
Encompass Health Corp	971	69
Enovis Corp *	864	48
Ensign Group Inc/The	341	34
Envista Holdings Corp *	1,772	57
Evolent Health Inc, Cl A *	1,404	36
Exact Sciences Corp *	1,914	160
Exelixis Inc *	2,401	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GE HealthCare Technologies Inc	3,717	$262
Geron Corp *	8,100	20
Gilead Sciences Inc (H)	12,217	934
Glaukos Corp *	400	30
Globus Medical Inc, Cl A *	882	48
Guardant Health Inc *	1,296	51
Haemonetics Corp *	661	59
Halozyme Therapeutics Inc *	1,311	56
HCA Healthcare Inc	1,949	540
HealthEquity Inc *	580	39
Henry Schein Inc *	1,133	87
Hologic Inc *	2,270	170
Horizon Therapeutics Plc *	2,126	240
Humana Inc	1,182	546
ICON PLC *	706	184
IDEXX Laboratories Inc *	773	395
Illumina Inc *	1,522	251
ImmunoGen Inc *	2,160	34
Inari Medical Inc *	552	37
Incyte Corp *	1,798	116
Inmode Ltd *	600	23
Insmed Inc *	1,255	27
Inspire Medical Systems Inc *	196	44
Insulet Corp *	742	142
Integra LifeSciences Holdings Corp *	638	27
Intellia Therapeutics Inc *	1,321	49
Intra-Cellular Therapies Inc *	752	42
Intuitive Surgical Inc *	3,272	1,023
Ionis Pharmaceuticals Inc *	1,208	49
Iovance Biotherapeutics Inc *	3,600	22
IQVIA Holdings Inc *	1,790	398
iRhythm Technologies Inc *	415	43
Jazz Pharmaceuticals PLC *	595	85
Johnson & Johnson	23,943	3,871
Karuna Therapeutics Inc *	286	54
Krystal Biotech Inc *	200	25
Laboratory Corp of America Holdings	839	175
Lantheus Holdings Inc *	555	38
LivaNova PLC *	516	29
Madrigal Pharmaceuticals Inc *	87	16
Masimo Corp *	532	61
McKesson Corp	1,253	517
Medpace Holdings Inc *	296	80
Medtronic PLC	12,215	996
Merck & Co Inc	23,410	2,551
Merit Medical Systems Inc *	589	38
Mettler-Toledo International Inc *	202	245
Moderna Inc *	3,208	363
Molina Healthcare Inc *	583	181
Natera Inc *	637	37
Neogen Corp *	2,452	57
NeoGenomics Inc *	1,500	23

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neurocrine Biosciences Inc *	869	$95
Novocure Ltd *	893	20
Omnicell Inc *	648	37
Option Care Health Inc *	1,490	52
Organon & Co	2,136	47
Pacific Biosciences of California Inc *	2,916	33
Pacira BioSciences Inc *	773	27
Penumbra Inc *	394	104
Perrigo Co PLC	1,159	41
Pfizer Inc	52,012	1,840
Premier Inc, Cl A	1,936	42
Progyny Inc *	991	37
Prothena Corp PLC *	515	27
PTC Therapeutics Inc *	773	31
QIAGEN NV *	2,751	125
Quest Diagnostics Inc	1,179	155
QuidelOrtho Corp *	640	53
R1 RCM Inc *	2,174	37
Reata Pharmaceuticals Inc, Cl A *	324	55
Recursion Pharmaceuticals Inc, Cl A *	1,900	17
Regeneron Pharmaceuticals Inc *	969	801
Repligen Corp *	535	93
ResMed Inc	1,306	208
Revance Therapeutics Inc *	1,199	21
REVOLUTION Medicines Inc *	1,249	42
Revvity Inc	1,038	121
Roivant Sciences Ltd *	2,700	31
Royalty Pharma PLC, Cl A	3,513	105
Sage Therapeutics Inc *	885	18
Sarepta Therapeutics Inc *	818	99
Schrodinger Inc/United States *	500	18
Seagen Inc *	1,241	256
Select Medical Holdings Corp	1,080	32
Shockwave Medical Inc *	395	87
Silk Road Medical Inc *	5	—
Sotera Health Co *	1,700	27
SpringWorks Therapeutics Inc *	900	25
STAAR Surgical Co *	630	27
STERIS PLC	897	206
Stryker Corp	3,270	927
Syneos Health Inc, Cl A *	1,213	52
Tandem Diabetes Care Inc *	901	25
Teladoc Health Inc *	1,374	31
Teleflex Inc	508	108
Tenet Healthcare Corp *	1,095	85
TG Therapeutics Inc *	864	9
Thermo Fisher Scientific Inc	3,552	1,979
TransMedics Group Inc *	300	20
Travere Therapeutics Inc *	1,404	20
Twist Bioscience Corp *	1,204	26
Ultragenyx Pharmaceutical Inc *	748	28
United Therapeutics Corp *	485	109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UnitedHealth Group Inc (H)	8,361	$3,985
Universal Health Services Inc, Cl B	517	70
Vaxcyte Inc *	1,027	53
Veeva Systems Inc, Cl A *	1,241	259
Vertex Pharmaceuticals Inc *	2,472	861
Viatris Inc	10,487	113
Waters Corp *	593	166
West Pharmaceutical Services Inc	670	273
Xencor Inc *	1,582	35
Zimmer Biomet Holdings Inc	2,167	258
Zoetis Inc, Cl A	4,475	853

		52,865
Information Technology — 2.0%
Accenture PLC, Cl A	2,448	793
Adobe Inc *	1,697	949
Akamai Technologies Inc *	640	67
Amdocs Ltd	695	62
ANSYS Inc *	337	107
AppLovin Corp, Cl A *	900	39
Aspen Technology Inc *	176	34
Atlassian Corp, Cl A *	646	132
Autodesk Inc *	864	192
Bentley Systems Inc, Cl B	717	36
BILL Holdings Inc *	312	36
Black Knight Inc *	964	73
Cadence Design Systems Inc *	1,050	252
Cloudflare Inc, Cl A *	908	59
Cognizant Technology Solutions Corp, Cl A	1,872	134
Confluent Inc, Cl A *	800	27
Crowdstrike Holdings Inc, Cl A *	731	119
Datadog Inc, Cl A *	1,128	109
DocuSign Inc, Cl A *	831	42
DXC Technology Co *	1,080	22
Dynatrace Inc *	865	42
EPAM Systems Inc *	183	47
Fair Isaac Corp *	98	89
Five9 Inc *	432	31
Fortinet Inc *	2,444	147
Gartner Inc *	232	81
Gen Digital Inc	1,414	29
GoDaddy Inc, Cl A *	489	35
Guidewire Software Inc *	486	42
HubSpot Inc *	172	94
International Business Machines Corp	3,447	506
Intuit Inc	1,082	586
Manhattan Associates Inc *	275	56
Microsoft Corp (H)	27,854	9,129
MongoDB Inc, Cl A *	257	98
Nutanix Inc, Cl A *	1,091	34
Okta Inc, Cl A *	666	56
Oracle Corp	5,842	703
Palantir Technologies Inc, Cl A *	5,946	89

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Palo Alto Networks Inc *	1,118	$272
PTC Inc *	602	89
Roper Technologies Inc	403	201
Salesforce Inc *	3,530	782
ServiceNow Inc *	789	465
Snowflake Inc, Cl A *	1,120	176
Splunk Inc *	572	69
Synopsys Inc *	576	264
Twilio Inc, Cl A *	748	48
Tyler Technologies Inc *	228	91
UiPath Inc, Cl A *	1,836	29
Unity Software Inc *	945	35
VeriSign Inc *	205	43
VMware Inc, Cl A *	927	156
Workday Inc, Cl A *	810	198
Zoom Video Communications Inc, Cl A *	1,157	82
Zscaler Inc *	415	65

		18,243
Materials — 0.0%
Arch Resources Inc	540	70

Real Estate — 2.9%
Acadia Realty Trust ‡	2,610	39
Agree Realty Corp ‡	1,785	110
Alexander & Baldwin Inc ‡	2,214	40
Alexandria Real Estate Equities Inc ‡	3,661	426
American Assets Trust Inc ‡	1,391	30
American Homes 4 Rent, Cl A ‡	7,268	262
American Tower Corp, Cl A ‡	9,408	1,706
Americold Realty Trust Inc ‡	5,869	197
Anywhere Real Estate Inc *	3,100	20
Apartment Income REIT Corp ‡	3,125	106
Apple Hospitality REIT Inc ‡	5,093	76
Armada Hoffler Properties Inc ‡	3,317	38
AvalonBay Communities Inc ‡	2,796	514
Boston Properties Inc ‡	3,183	213
Brixmor Property Group Inc ‡	5,725	126
Broadstone Net Lease Inc, Cl A ‡	3,657	59
Camden Property Trust ‡	2,067	222
CareTrust REIT Inc ‡	2,463	50
CBRE Group Inc, Cl A *	6,350	540
Community Healthcare Trust Inc ‡	812	27
Compass Inc, Cl A *	7,400	27
Corporate Office Properties Trust ‡	1,662	43
CoStar Group Inc *	7,737	634
Cousins Properties Inc ‡	2,683	63
Crown Castle Inc ‡	8,814	886
CubeSmart ‡	4,924	205
Cushman & Wakefield PLC *	3,717	34
DiamondRock Hospitality Co ‡	6,523	53
Digital Realty Trust Inc ‡	5,837	769
DigitalBridge Group Inc	2,468	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Douglas Elliman Inc	7,505	$19
Douglas Emmett Inc ‡	2,744	38
Easterly Government Properties Inc, Cl A ‡	2,396	32
EastGroup Properties Inc ‡	998	179
Elme Communities ‡	2,563	39
Empire State Realty Trust Inc, Cl A ‡	4,893	43
EPR Properties ‡	1,443	65
Equinix Inc ‡	1,882	1,471
Equity Commonwealth ‡	2,269	43
Equity LifeStyle Properties Inc ‡	3,560	238
Equity Residential ‡	7,436	482
Essential Properties Realty Trust Inc ‡	3,207	77
Essex Property Trust Inc ‡	1,265	302
eXp World Holdings Inc	1,300	25
Extra Space Storage Inc ‡	3,751	483
Federal Realty Investment Trust ‡	1,639	161
First Industrial Realty Trust Inc ‡	3,148	163
Four Corners Property Trust Inc ‡	2,227	56
Gaming and Leisure Properties Inc ‡	5,417	257
Getty Realty Corp ‡	1,364	41
Global Net Lease Inc ‡	3,307	38
Healthcare Realty Trust Inc, Cl A ‡	7,327	128
Healthpeak Properties Inc ‡	11,940	246
Highwoods Properties Inc ‡	2,102	50
Host Hotels & Resorts Inc ‡	14,934	236
Howard Hughes Holdings Inc *	981	77
Independence Realty Trust Inc ‡	4,309	73
Innovative Industrial Properties Inc, Cl A ‡	494	43
InvenTrust Properties Corp ‡	2,372	57
Invitation Homes Inc ‡	12,809	437
Iron Mountain Inc ‡	5,770	367
JBG SMITH Properties ‡	2,019	32
Jones Lang LaSalle Inc *	1,016	176
Kennedy-Wilson Holdings Inc	3,225	51
Kilroy Realty Corp ‡	2,172	80
Kimco Realty Corp ‡	12,449	236
Kite Realty Group Trust ‡	4,626	104
Lamar Advertising Co, Cl A ‡	1,729	158
LTC Properties Inc ‡	1,381	45
LXP Industrial Trust, Cl B ‡	5,635	55
Macerich Co/The ‡	4,163	49
Medical Properties Trust Inc ‡	11,566	83
Mid-America Apartment Communities Inc ‡	2,369	344
National Health Investors Inc ‡	940	48
National Storage Affiliates Trust ‡	1,926	65
NETSTREIT Corp ‡	2,487	42
NNN REIT Inc ‡	3,870	152
Omega Healthcare Investors Inc ‡	4,746	151
Opendoor Technologies Inc *	8,918	35
Outfront Media Inc ‡	2,780	32
Park Hotels & Resorts Inc ‡	4,429	57
Pebblebrook Hotel Trust ‡	2,899	42

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Phillips Edison & Co Inc ‡	2,283	$77
Physicians Realty Trust ‡	3,256	45
Piedmont Office Realty Trust Inc, Cl A ‡	3,817	26
Postal Realty Trust Inc, Cl A ‡	2,613	38
PotlatchDeltic Corp ‡	1,506	71
Prologis Inc ‡	18,647	2,316
Public Storage ‡	3,230	893
Rayonier Inc ‡	2,919	87
Realty Income Corp ‡	13,260	743
Redfin Corp *	2,100	20
Regency Centers Corp ‡	3,463	215
Retail Opportunity Investments Corp ‡	1,982	27
Rexford Industrial Realty Inc ‡	4,325	231
RLJ Lodging Trust ‡	4,521	45
Ryman Hospitality Properties Inc ‡	965	82
Sabra Health Care REIT Inc ‡	3,522	44
Saul Centers Inc ‡	923	35
SBA Communications Corp, Cl A ‡	2,282	512
Service Properties Trust ‡	5,132	42
Simon Property Group Inc ‡	6,506	738
SITE Centers Corp ‡	3,075	41
SL Green Realty Corp ‡	917	36
Spirit Realty Capital Inc ‡	2,830	109
St Joe Co/The	896	55
STAG Industrial Inc ‡	3,307	121
Sun Communities Inc ‡	2,612	320
Sunstone Hotel Investors Inc ‡	5,776	52
Tanger Factory Outlet Centers Inc ‡	1,673	39
Terreno Realty Corp ‡	1,687	103
UDR Inc ‡	7,095	283
Uniti Group Inc ‡	4,700	25
Urban Edge Properties ‡	3,002	49
Ventas Inc ‡	8,072	353
Veris Residential Inc ‡	1,444	27
VICI Properties Inc, Cl A ‡	21,007	648
Vornado Realty Trust ‡	2,969	71
Welltower Inc ‡	10,122	839
Weyerhaeuser Co ‡	14,808	485
WP Carey Inc ‡	4,381	285
Xenia Hotels & Resorts Inc ‡	2,241	26
Zillow Group Inc, Cl A *	1,184	60
Zillow Group Inc, Cl C *	3,053	159

		26,034
Utilities — 1.4%
AES Corp/The	8,564	154
ALLETE Inc	979	54
Alliant Energy Corp	3,017	151
Ameren Corp	2,927	232
American Electric Power Co Inc	6,430	504
American States Water Co	596	50
American Water Works Co Inc	2,310	320
Atmos Energy Corp	1,822	211

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avangrid Inc	1,183	$41
Avista Corp	1,184	39
Black Hills Corp	555	30
Brookfield Infrastructure Corp, Cl A	1,493	58
Brookfield Renewable Corp, Cl A	1,286	36
California Water Service Group	1,201	60
CenterPoint Energy Inc	7,779	217
Chesapeake Utilities Corp	216	24
Clearway Energy Inc, Cl C	1,360	34
CMS Energy Corp	3,307	186
Consolidated Edison Inc	4,330	385
Constellation Energy Corp	3,904	407
Dominion Energy Inc	9,842	478
DTE Energy Co	2,280	236
Duke Energy Corp	9,232	820
Edison International	4,931	339
Entergy Corp	2,318	221
Essential Utilities Inc	3,605	133
Evergy Inc	2,399	132
Exelon Corp	12,294	493
FirstEnergy Corp	6,538	236
Hawaiian Electric Industries Inc	1,927	27
IDACORP Inc	471	45
MGE Energy Inc	504	36
National Fuel Gas Co	1,149	62
New Jersey Resources Corp	1,477	62
NextEra Energy Inc	23,843	1,593
NiSource Inc	5,206	139
NorthWestern Corp	1,029	52
NRG Energy Inc	2,516	94
OGE Energy Corp	1,766	60
ONE Gas Inc	487	35
Ormat Technologies Inc	640	49
Otter Tail Corp	432	36
PG&E Corp *	19,735	322
Pinnacle West Capital Corp	1,289	100
PNM Resources Inc	711	31
Portland General Electric Co	1,108	49
PPL Corp	9,177	229
Public Service Enterprise Group Inc	6,193	378
Sempra	7,910	555
SJW Group	458	30
Southern Co/The	13,209	895
Southwest Gas Holdings Inc	1,019	63
Sunnova Energy International Inc *	1,512	21
UGI Corp	2,723	69
Vistra Corp	4,508	142
WEC Energy Group Inc	3,949	332
Xcel Energy Inc	6,759	386

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
York Water Co/The	756	$31

		12,204
Total Common Stock
(Cost $166,609) ($ Thousands)		263,635

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 4.8%
Automotive — 1.7%

American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(D)	$1,152	1,153
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	899	899
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	589	583
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	485	480
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	86	79
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	329	310
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	360
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(D)	600	572
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027(D)	604	602
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	119	114
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	456	452
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(D)	781	778
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	510	448
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(D)	600	554
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(D)	142	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(D)	$395	$390
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	1,319	1,315
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	555	554
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(D)	530	522
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(D)	404	398
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(D)	405	403
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(D)	408	407
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	545	543
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026(D)	483	482
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025(D)	127	127
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026(D)	1,012	1,009
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(D)	932	931
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	600	599
		15,203

Credit Cards — 0.1%

Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(D)	880	861

Other Asset-Backed Securities — 3.0%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	713	601
ACHV ABS TRUST, Ser 2023-3PL, Cl A
6.600%, 08/19/2030(D)	1,009	1,009

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(D)	$52	$51
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	71	68
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(D)	102	100
AGL CLO 10, Ser 2021-10A, Cl A
6.700%, TSFR3M + 1.392%, 04/15/2034(C)(D)	1,100	1,088
AGL CLO 12, Ser 2021-12A, Cl A1
6.748%, TSFR3M + 1.422%, 07/20/2034(C)(D)	837	831
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	258	257
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.638%, TSFR3M + 1.312%, 04/20/2034(C)(D)	853	845
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	170	161
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.788%, TSFR3M + 1.462%, 07/20/2034(C)(D)	521	516
Ballyrock CLO 15, Ser 2021-1A, Cl C
8.670%, TSFR3M + 3.362%, 04/15/2034(C)(D)	500	489
Ballyrock CLO 16, Ser 2021-16A, Cl A1
6.718%, TSFR3M + 1.392%, 07/20/2034(C)(D)	1,054	1,047
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	162	142
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	212	183
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	1,003	989
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	768	662
Domino's Pizza Master Issuer LLC, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(D)	386	330
Dryden 78 CLO, Ser 2020-78A, Cl C
7.520%, TSFR3M + 2.212%, 04/17/2033(C)(D)	660	643
Dryden 78 CLO, Ser 2020-78A, Cl D
8.570%, TSFR3M + 3.262%, 04/17/2033(C)(D)	340	327

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Elevation CLO, Ser 2020-11A, Cl C
7.770%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(C)(D)	$580	$566
Elmwood CLO 15, Ser 2022-2A, Cl A1
6.686%, TSFR3M + 1.340%, 04/22/2035(C)(D)	1,290	1,280
Elmwood CLO IX, Ser 2021-2A, Cl D
8.538%, TSFR3M + 3.212%, 07/20/2034(C)(D)	509	497
Elmwood CLO VIII, Ser 2021-1A, Cl A1
6.828%, TSFR3M + 1.502%, 01/20/2034(C)(D)	988	987
Flatiron CLO 21, Ser 2021-1A, Cl D
8.482%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(C)(D)	540	525
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	244	208
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.658%, TSFR3M + 1.332%, 04/20/2034(C)(D)	553	548
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	368	334
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	259	220
Kings Park CLO, Ser 2021-1A, Cl A
6.725%, TSFR3M + 1.392%, 01/21/2035(C)(D)	706	700
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.733%, TSFR3M + 1.382%, 07/25/2034(C)(D)	985	977
Marlette Funding Trust, Ser 2023-3A, Cl B
6.710%, 09/15/2033(D)	1,350	1,352
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	250	221
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(D)	273	230
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	782	765
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	175	158
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.700%, TSFR3M + 1.392%, 07/17/2035(C)(D)	624	619
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	299	298
OCP CLO, Ser 2021-18A, Cl AR
6.678%, TSFR3M + 1.352%, 07/20/2032(C)(D)	722	717
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	575	528

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Trust, Ser 2023-5, Cl A
7.179%, 04/15/2031(D)		$870	$871
Rad CLO 14, Ser 2021-14A, Cl A
6.740%, TSFR3M + 1.432%, 01/15/2035(C)(D)		500	496
Rad CLO 7, Ser 2020-7A, Cl C
7.570%, TSFR3M + 2.262%, 04/17/2033(C)(D)		300	292
Regatta XIX Funding, Ser 2022-1A, Cl A1
6.646%, TSFR3M + 1.320%, 04/20/2035(C)(D)		691	683
Sixth Street CLO XX, Ser 2021-20A, Cl A1
6.748%, TSFR3M + 1.422%, 10/20/2034(C)(D)		1,354	1,338
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)		380	340
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(D)		460	448
Voya CLO, Ser 2019-1A, Cl DR
8.420%, TSFR3M + 3.112%, 04/15/2031(C)(D)		265	252
			26,789

Total Asset-Backed Securities
(Cost $43,961) ($ Thousands)			42,853

CORPORATE OBLIGATIONS — 4.6%
Communication Services — 0.4%
Altice Financing
3.000%, 01/15/2028	EUR	226	191
Altice France
3.375%, 01/15/2028		112	85
CCO Holdings LLC
4.750%, 02/01/2032 (D)		$489	405
4.500%, 08/15/2030 (D)		54	45
4.500%, 06/01/2033 (D)		189	149
Cox Communications
5.700%, 06/15/2033 (D)		147	147
DISH DBS
5.250%, 12/01/2026 (D)		920	775
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)		415	352
Interpublic Group of
5.375%, 06/15/2033		284	274
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	226	227
Prosus
3.257%, 01/19/2027 (D)		$262	235
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	226	223

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tencent Holdings MTN
3.240%, 06/03/2050 (D)	$412	$251
Time Warner Cable LLC
4.500%, 09/15/2042	245	179
T-Mobile USA
5.050%, 07/15/2033	119	115

		3,653

Consumer Discretionary — 0.7%
Advance Auto Parts
3.900%, 04/15/2030	784	679
Caesars Entertainment
7.000%, 02/15/2030 (D)	219	220
Carnival
4.000%, 08/01/2028 (D)	527	471
Ford Motor
6.100%, 08/19/2032	369	353
General Motors Financial
5.800%, 06/23/2028	382	379
Harley-Davidson Financial Services
6.500%, 03/10/2028 (D)	26	26
3.050%, 02/14/2027 (D)	634	570
Las Vegas Sands Corp
3.900%, 08/08/2029	653	575
LKQ
6.250%, 06/15/2033 (D)	157	156
5.750%, 06/15/2028 (D)	356	353
Marriott International
4.900%, 04/15/2029	401	390
MDC Holdings
6.000%, 01/15/2043	340	297
Nissan Motor
4.345%, 09/17/2027 (D)	1,034	947
Royal Caribbean Cruises
8.250%, 01/15/2029 (D)	203	212
Wynn Macau
5.625%, 08/26/2028 (D)	341	301
ZF North America Capital
6.875%, 04/14/2028 (D)	619	617

		6,546

Consumer Staples — 0.2%
Albertsons Cos
3.500%, 03/15/2029 (D)	351	304
BAT Capital
6.421%, 08/02/2033	158	158
Cargill
5.125%, 10/11/2032 (D)	210	210
Natura & Luxembourg Holdings Sarl
6.000%, 04/19/2029 (D)	319	294
Natura Cosmeticos
4.125%, 05/03/2028 (D)	271	236

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Philip Morris International
5.375%, 02/15/2033	$606	$598
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	500	–

		1,800

Energy — 0.2%
Ecopetrol
8.625%, 01/19/2029	611	623
EQT
5.700%, 04/01/2028	116	116
ONEOK
6.050%, 09/01/2033	271	273
ONEOK Partners
6.125%, 02/01/2041	54	52
Ovintiv
6.250%, 07/15/2033	172	172
Var Energi
8.000%, 11/15/2032 (D)	357	376
7.500%, 01/15/2028 (D)	276	287

		1,899

Financials — 2.1%
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/2026 (C)(D)	308	316
AIB Group MTN
4.263%, ICE LIBOR USD 3 Month + 1.874%, 04/10/2025 (C)(D)	630	621
Aircastle
6.500%, 07/18/2028 (D)	42	42
5.250%, 08/11/2025 (D)	432	421
4.125%, 05/01/2024	172	169
Ally Financial
6.992%, U.S. SOFR + 3.260%, 06/13/2029 (C)	300	300
Aviation Capital Group LLC
6.375%, 07/15/2030 (D)	183	181
5.500%, 12/15/2024 (D)	334	329
4.875%, 10/01/2025 (D)	175	169
4.375%, 01/30/2024 (D)	152	150
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	157	140
1.950%, 01/30/2026 (D)	406	366
1.950%, 09/20/2026 (D)	142	125
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (C)(D)	728	676
Banco Santander
6.921%, 08/08/2033	400	400
4.175%, H15T1Y + 2.000%, 03/24/2028 (C)	200	187

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/2026 (C)(D)		$368	$367
BNP Paribas
8.500%, H15T5Y + 4.354%(C)(D)(F)		724	722
Capital One Financial
6.377%, U.S. SOFR + 2.860%, 06/08/2034 (C)		562	555
Charles Schwab
5.375%, H15T5Y + 4.971%(C)(F)		179	173
4.000%, H15T5Y + 3.168%(C)(F)		583	504
Citigroup
9.699%, TSFR3M + 4.330%(C)(F)		93	93
4.000%, H15T5Y + 3.597%(C)(F)		348	312
Deutsche Bank NY
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (C)		295	285
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (C)		330	299
Goldman Sachs Group
8.501%, TSFR3M + 3.136%(C)(F)		182	181
4.125%, H15T5Y + 2.949%(C)(F)		296	249
HSBC Holdings PLC
8.113%, U.S. SOFR + 4.250%, 11/03/2033 (C)		762	829
Lloyds Banking Group
8.000%, H15T5Y + 3.913%(C)(F)		330	299
7.953%, H15T1Y + 3.750%, 11/15/2033 (C)		535	573
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.760%(C)(F)		805	784
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	438	422
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (C)(D)		$307	277
Natwest Group PLC
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (C)		595	588
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (D)		258	18
5.250%cash/0% PIK, 12/27/2033 (D)		231	10
Santander Holdings USA
6.565%, U.S. SOFR + 2.700%, 06/12/2029 (C)		18	18
6.499%, U.S. SOFR + 2.356%, 03/09/2029 (C)		212	211
4.260%, SOFRINDX + 1.380%, 06/09/2025 (C)		117	115
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (C)		85	74

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings PLC
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (C)		$535	$542
Societe Generale
2.797%, H15T1Y + 1.300%, 01/19/2028 (C)(D)		613	549
Standard Chartered
7.141%, ICE LIBOR USD 3 Month + 1.510%(C)(D)(F)		400	369
6.000%, H15T5Y + 5.661%(C)(D)(F)		514	488
3.971%, H15T1Y + 1.650%, 03/30/2026 (C)(D)		207	200
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(F)		600	465
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)		400	378
Synchrony Financial
4.875%, 06/13/2025		292	282
3.950%, 12/01/2027		296	264
UBS Group
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (C)(D)		277	278
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (C)(D)		382	344
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (C)(D)		350	277
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(D)		421	386
1.982%, H15T1Y + 1.200%, 06/03/2027 (C)(D)		229	203
US Bancorp
5.300%, TSFR3M + 3.176%(C)(F)		408	347
Wells Fargo
7.625%, H15T5Y + 3.606%(C)(F)		264	271
3.900%, H15T5Y + 3.453%(C)(F)		306	271

			18,470

Health Care — 0.0%
Organon & Co
2.875%, 04/30/2028	EUR	200	193

Industrials — 0.4%
APCOA Parking Holdings GmbH
4.625%, 01/15/2027		226	217
Delta Air Lines
4.750%, 10/20/2028 (D)		$450	432
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	565
ENA Master Trust
4.000%, 05/19/2048 (D)		269	197

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Honeywell International
4.125%, 11/02/2034	EUR	720	$780
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$215	211
4.350%, 04/05/2036 (D)		202	181
Odebrecht Holdco Finance
0.000%, 09/10/2058 (B)(D)		480	1
Regal Rexnord
6.050%, 02/15/2026 (D)		770	766
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	118	116

			3,466

Information Technology — 0.3%
Broadcom
4.926%, 05/15/2037 (D)		$247	223
4.150%, 11/15/2030		183	167
4.150%, 04/15/2032 (D)		144	129
Kyndryl Holdings
2.050%, 10/15/2026		568	500
Lenovo Group
6.536%, 07/27/2032		323	325
5.831%, 01/27/2028		661	657
Seagate HDD Cayman
8.250%, 12/15/2029 (D)		456	478
SK Hynix
2.375%, 01/19/2031 (D)		262	203
TSMC Arizona
3.875%, 04/22/2027		345	332

			3,014

Materials — 0.0%
Freeport Indonesia MTN
4.763%, 04/14/2027 (D)		225	216
Volcan Cia Minera SAA
4.375%, 02/11/2026 (D)		69	44

			260

Utilities — 0.3%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)		294	255
Alexander Funding Trust II
7.467%, 07/31/2028 (D)		104	105
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)		294	266
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041		314	229
Electricite de France
9.125%, H15T5Y + 5.411%(C)(D)(F)		261	273
Engie Energia Chile
3.400%, 01/28/2030		349	294

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NRG Energy
7.000%, 03/15/2033 (D)	$456	$453
4.450%, 06/15/2029 (D)	39	35
Terraform Global Operating LLC
6.125%, 03/01/2026 (D)	77	74
Vistra
7.000%, H15T5Y + 5.740%(C)(D)(F)	272	252

		2,236

Total Corporate Obligations
(Cost $45,438) ($ Thousands)		41,537

MORTGAGE-BACKED SECURITIES — 3.6%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
0.697%, 05/15/2046(C)	631	58
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.847%, 06/15/2047(C)	923	88
FHLMC CMO, Ser 2017-4719, Cl JS, IO
0.847%, 09/15/2047(C)	673	66
FHLMC CMO, Ser 2020-4954, Cl SL, IO
0.648%, 02/25/2050(C)	1,007	97
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.698%, 06/25/2050(C)	1,927	193
FNMA
3.000%, 02/01/2052	2,104	1,827
FNMA CMO, Ser 2014-78, Cl SE, IO
0.698%, 12/25/2044(C)	685	63
FNMA CMO, Ser 2016-77, Cl DS, IO
0.598%, 10/25/2046(C)	665	59
FNMA CMO, Ser 2017-62, Cl AS, IO
0.748%, 08/25/2047(C)	799	83
GNMA CMO, Ser 2017-122, Cl SA, IO
0.772%, 08/20/2047(C)	628	67

		2,601
Non-Agency Mortgage-Backed Obligations — 3.3%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	34	24
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	195	105
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	80	56
AREIT Trust, Ser 2022-CRE6, Cl A
6.480%, SOFR30A + 1.250%, 01/20/2037(C)(D)	1,275	1,252
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(C)(D)	395	295

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.358%, TSFR1M + 1.047%, 11/15/2033(C)(D)	$1,535	$1,460
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.566%, TSFR1M + 2.254%, 10/15/2037(C)(D)	710	676
Bellemeade Re, Ser 2019-3A, Cl M1C
7.379%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(C)(D)	237	238
Bellemeade Re, Ser 2021-1A, Cl M1C
8.238%, SOFR30A + 2.950%, 03/25/2031(C)(D)	378	384
Bellemeade Re, Ser 2021-2A, Cl M1B
6.788%, SOFR30A + 1.500%, 06/25/2031(C)(D)	617	615
Bellemeade Re, Ser 2022-2, Cl M1A
9.288%, SOFR30A + 4.000%, 09/27/2032(C)(D)	856	877
BFLD Trust, Ser 2021-FPM, Cl A
7.026%, TSFR1M + 1.714%, 06/15/2038(C)(D)	1,065	1,017
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.325%, TSFR1M + 2.014%, 04/15/2034(C)(D)	152	150
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.575%, TSFR1M + 2.264%, 04/15/2034(C)(D)	610	605
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	33
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	93	43
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(C)(D)	571	531
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
7.802%, SOFR30A + 2.514%, 04/25/2031(C)(D)	14	14
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
7.552%, SOFR30A + 2.264%, 09/25/2031(C)(D)	1	1
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
7.402%, SOFR30A + 2.114%, 01/25/2040(C)(D)	104	105

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.938%, SOFR30A + 1.650%, 12/25/2041(C)(D)	$304	$296
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.188%, SOFR30A + 1.900%, 12/25/2041(C)(D)	1,008	989
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
6.488%, SOFR30A + 1.200%, 01/25/2042(C)(D)	461	459
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.788%, SOFR30A + 3.500%, 03/25/2042(C)(D)	744	764
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.388%, SOFR30A + 3.100%, 03/25/2042(C)(D)	185	187
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.588%, SOFR30A + 2.300%, 01/25/2043(C)(D)	1,343	1,360
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.788%, SOFR30A + 2.500%, 04/25/2043(C)(D)	1,203	1,216
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.596%, SOFR30A + 2.300%, 05/25/2043(C)(D)	929	943
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.196%, SOFR30A + 1.900%, 06/25/2043(C)(D)	1,067	1,071
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.809%, TSFR1M + 0.494%, 12/25/2036(C)	138	46
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.288%, SOFR30A + 2.000%, 01/25/2051(C)(D)	62	60
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.938%, SOFR30A + 1.650%, 01/25/2034(C)(D)	180	179
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.788%, SOFR30A + 1.500%, 10/25/2041(C)(D)	976	956

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
7.088%, SOFR30A + 1.800%, 11/25/2041(C)(D)	$953	$932
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.638%, SOFR30A + 2.350%, 12/25/2041(C)(D)	635	619
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
6.238%, SOFR30A + 0.950%, 12/25/2041(C)(D)	1,111	1,089
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.138%, SOFR30A + 1.850%, 01/25/2042(C)(D)	533	524
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.288%, SOFR30A + 1.000%, 01/25/2042(C)(D)	367	363
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.588%, SOFR30A + 1.300%, 02/25/2042(C)(D)	479	478
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.488%, SOFR30A + 2.200%, 05/25/2042(C)(D)	449	454
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.238%, SOFR30A + 2.950%, 06/25/2042(C)(D)	552	564
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.438%, SOFR30A + 2.150%, 09/25/2042(C)(D)	320	323
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.788%, SOFR30A + 2.500%, 03/25/2052(C)(D)	859	870
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.396%, SOFR30A + 2.100%, 03/25/2043(C)(D)	528	533
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.788%, SOFR30A + 3.500%, 05/25/2043(C)(D)	1,327	1,353
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.288%, SOFR30A + 2.000%, 05/25/2043(C)(D)	984	989

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
7.352%, SOFR30A + 2.064%, 10/25/2049(C)(D)	$18	$18
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
11.102%, SOFR30A + 5.814%, 04/25/2028(C)	62	66
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.288%, SOFR30A + 2.000%, 11/25/2041(C)(D)	429	422
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.298%, 08/10/2044(C)(D)	12	3
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.224%, 01/10/2047(C)(D)	173	47
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	618
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	21
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	253	238
HFX, Ser 2017-1A, Cl A3
3.647%, 03/15/2035	800	767
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.929%, TSFR1M + 0.614%, 03/25/2035(C)	22	18
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.945%, 09/15/2047(C)	13,857	55
JPMorgan Chase, Ser 2019-CL1, Cl M3
7.529%, TSFR1M + 2.214%, 04/25/2047(C)(D)	94	91
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	84	32
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	127	127
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.890%, TSFR1M + 1.579%, 07/15/2036(C)(D)	294	270
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
9.193%, TSFR1M + 3.864%, 05/30/2025(C)(D)	232	232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.119%, SOFR30A + 3.814%, 11/27/2031(C)(D)	$33	$32
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.769%, SOFR30A + 3.464%, 02/27/2023(C)(D)	106	103
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.534%, 11/15/2049(C)	620	506
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.902%, SOFR30A + 5.614%, 11/25/2025(C)(D)	25	18
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.652%, SOFR30A + 5.364%, 11/25/2025(C)(D)	100	73

		29,876
Total Mortgage-Backed Securities
(Cost $34,449) ($ Thousands)		32,477

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FFCB ^(C)
5.480%, U.S. SOFR + 0.170%, 01/23/2025	1,900	1,900
5.445%, U.S. SOFR + 0.135%, 11/06/2023	2,000	2,000
5.390%, U.S. SOFR + 0.080%, 05/24/2024	500	500
5.350%, U.S. SOFR + 0.040%, 05/15/2024	200	200
FHLB ^(C)
5.470%, U.S. SOFR + 0.160%, 07/10/2025	900	901
5.450%, U.S. SOFR + 0.140%, 04/21/2025	1,100	1,100
5.340%, U.S. SOFR + 0.030%, 11/09/2023	1,000	1,000
FHLB DN ^(B)
0.000%, 02/02/2024	700	685
FHLMC ^
5.150%, 01/27/2026	1,100	1,087
4.200%, 08/28/2025	700	687
0.375%, 07/21/2025	700	643

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA ^
5.060%, 02/07/2025	$600	$594
3.875%, 08/28/2024	700	689
0.625%, 04/22/2025	1,300	1,211
0.500%, 06/17/2025	1,500	1,386
0.250%, 11/27/2023	100	99

Total U.S. Government Agency Obligations
(Cost $14,983) ($ Thousands)		14,682

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	213	164
Dominican Republic International Bond
4.875%, 09/23/2032(D)	482	408
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027(D)	831	825

Total Sovereign Debt
(Cost $1,523) ($ Thousands)		1,397

	Number of Rights
RIGHTS — 0.0%
Novartis AG CVR *‡‡	972	–
Abiomed Inc CVR *‡‡	366	–
Total Rights
(Cost $—) ($ Thousands)		–

PURCHASED OPTIONS *^ — 0.0%
Total Purchased Options
(Cost $89) ($ Thousands)		32

Total Investments in Securities — 115.1%
(Cost $953,011) ($ Thousands)		$1,033,120

	Shares
COMMON STOCK SOLD SHORT— (13.0)%
Communication Services — (0.6)%
Cable One Inc	(88)	(57)
Charter Communications Inc, Cl A *	(1,450)	(635)
Comcast Corp, Cl A	(58,059)	(2,715)
DISH Network Corp, Cl A *	(3,904)	(23)
Fox Corp	(6,485)	(209)
Interpublic Group of Cos Inc/The	(5,703)	(186)
Liberty Broadband Corp, Cl C *	(1,630)	(153)
Liberty Media Corp-Liberty Live, Cl A *	(270)	(9)
Liberty Media Corp-Liberty Live, Cl C *	(509)	(17)
Liberty Media Corp-Liberty SiriusXM *	(2,378)	(58)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,081)	$(26)
Magnite Inc *	(2,262)	(19)
New York Times Co/The, Cl A	(2,493)	(110)
News Corp	(2,162)	(48)
News Corp, Cl A	(5,965)	(128)
Nexstar Media Group Inc, Cl A	(511)	(83)
Omnicom Group Inc	(2,809)	(228)
Paramount Global, Cl B	(8,026)	(121)
Scholastic Corp	(648)	(28)
TEGNA Inc	(3,342)	(55)
Trade Desk Inc/The, Cl A *	(5,945)	(476)

		(5,384)

Consumer Discretionary — (8.6)%
Academy Sports & Outdoors Inc	(1,232)	(67)
Acushnet Holdings Corp	(1,339)	(78)
Adient PLC *	(5,480)	(215)
Adtalem Global Education Inc *	(864)	(38)
Advance Auto Parts Inc	(752)	(52)
Airbnb Inc, Cl A *	(7,425)	(977)
Amazon.com Inc *	(50,105)	(6,915)
American Axle & Manufacturing Holdings Inc *	(3,592)	(27)
Aptiv PLC *	(15,223)	(1,544)
Aramark	(4,619)	(172)
Asbury Automotive Group Inc *	(184)	(42)
AutoNation Inc *	(365)	(57)
AutoZone Inc *	(230)	(582)
Bath & Body Works Inc	(2,778)	(102)
Beazer Homes USA Inc *	(1,505)	(44)
Best Buy Co Inc	(2,722)	(208)
Bloomin' Brands Inc	(1,966)	(55)
Booking Holdings Inc *	(709)	(2,201)
Boot Barn Holdings Inc *	(358)	(33)
BorgWarner Inc	(13,260)	(540)
Boyd Gaming Corp	(1,627)	(109)
Bright Horizons Family Solutions Inc *	(1,220)	(115)
Brinker International Inc *	(864)	(28)
Brunswick Corp/DE	(2,921)	(231)
Burlington Stores Inc *	(807)	(131)
Caesars Entertainment Inc *	(3,716)	(205)
Capri Holdings Ltd *	(4,875)	(256)
CarMax Inc *	(2,012)	(164)
Carnival Corp, Cl A *	(17,489)	(277)
Carter's Inc	(1,700)	(122)
Carvana Co, Cl A *	(1,000)	(50)
Cavco Industries Inc *	(330)	(92)
Century Communities Inc	(1,111)	(82)
Cheesecake Factory Inc/The	(1,010)	(32)
Chegg Inc *	(2,607)	(27)
Chipotle Mexican Grill Inc, Cl A *	(501)	(965)
Choice Hotels International Inc	(659)	(84)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Churchill Downs Inc	(1,454)	$(182)
Columbia Sportswear Co	(1,426)	(105)
Coupang Inc, Cl A *	(12,617)	(239)
Coursera Inc *	(1,800)	(31)
Cracker Barrel Old Country Store Inc	(497)	(41)
Crocs Inc *	(2,273)	(221)
Dana Inc	(7,621)	(123)
Darden Restaurants Inc	(2,329)	(362)
Dave & Buster's Entertainment Inc *	(1,038)	(41)
Deckers Outdoor Corp *	(1,022)	(541)
Dick's Sporting Goods Inc	(658)	(77)
Domino's Pizza Inc	(688)	(267)
DoorDash Inc, Cl A *	(5,430)	(457)
Dorman Products Inc *	(1,380)	(114)
DR Horton Inc	(11,952)	(1,422)
DraftKings Inc, Cl A *	(7,588)	(225)
Duolingo Inc, Cl A *	(432)	(64)
eBay Inc	(6,924)	(310)
Etsy Inc *	(1,344)	(99)
Everi Holdings Inc *	(1,812)	(26)
Expedia Group Inc *	(2,518)	(273)
Figs Inc, Cl A *	(3,600)	(22)
Fisker Inc *	(4,670)	(27)
Five Below Inc *	(667)	(115)
Floor & Decor Holdings Inc, Cl A *	(1,200)	(120)
Foot Locker Inc	(1,173)	(23)
Ford Motor Co	(222,180)	(2,695)
Fox Factory Holding Corp *	(2,405)	(266)
Frontdoor Inc *	(1,296)	(43)
GameStop Corp, Cl A *	(3,425)	(64)
Garmin Ltd	(5,888)	(624)
General Motors Co	(77,988)	(2,613)
Gentex Corp	(13,187)	(431)
Gentherm Inc *	(1,683)	(101)
Genuine Parts Co	(1,750)	(269)
Goodyear Tire & Rubber Co/The *	(16,138)	(208)
GoPro Inc, Cl A *	(5,419)	(20)
Graham Holdings Co, Cl B	(108)	(63)
Grand Canyon Education Inc *	(533)	(62)
Green Brick Partners Inc *	(1,188)	(59)
Group 1 Automotive Inc	(178)	(47)
H&R Block Inc	(3,373)	(135)
Hanesbrands Inc	(12,949)	(68)
Harley-Davidson Inc	(7,876)	(266)
Hasbro Inc	(4,954)	(357)
Helen of Troy Ltd *	(951)	(117)
Hilton Grand Vacations Inc *	(1,695)	(74)
Hilton Worldwide Holdings Inc	(5,031)	(748)
Home Depot Inc/The	(12,456)	(4,114)
Hyatt Hotels Corp, Cl A	(898)	(101)
Installed Building Products Inc	(883)	(128)
International Game Technology PLC	(1,753)	(56)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
iRobot Corp *	(955)	$(37)
Jack in the Box Inc	(346)	(28)
KB Home	(2,986)	(152)
Kohl's Corp	(1,364)	(36)
Kontoor Brands Inc	(2,541)	(116)
Las Vegas Sands Corp	(6,376)	(350)
Laureate Education Inc, Cl A	(2,486)	(35)
La-Z-Boy Inc	(1,843)	(57)
LCI Industries	(1,403)	(176)
Lear Corp	(3,302)	(476)
Leggett & Platt Inc	(6,108)	(172)
Lennar Corp, Cl A	(9,787)	(1,166)
Lennar Corp, Cl B	(636)	(68)
Leslie's Inc *	(2,600)	(16)
LGI Homes Inc *	(818)	(101)
Light & Wonder Inc, Cl A *	(1,846)	(142)
Lithia Motors Inc, Cl A	(282)	(87)
LKQ Corp	(3,441)	(181)
Lowe's Cos Inc	(7,483)	(1,725)
Lucid Group Inc *	(40,089)	(252)
Lululemon Athletica Inc *	(4,241)	(1,617)
Luminar Technologies Inc, Cl A *	(14,013)	(81)
M/I Homes Inc *	(1,165)	(114)
Macy's Inc	(4,168)	(51)
Malibu Boats Inc, Cl A *	(792)	(38)
Marriott International Inc/MD, Cl A	(4,813)	(979)
Marriott Vacations Worldwide Corp	(804)	(87)
Mattel Inc *	(13,674)	(303)
McDonald's Corp	(13,798)	(3,879)
MDC Holdings Inc	(2,463)	(117)
Meritage Homes Corp	(1,477)	(205)
MGM Resorts International	(6,065)	(267)
Modine Manufacturing Co *	(2,702)	(129)
Mohawk Industries Inc *	(2,337)	(237)
Movado Group Inc	(919)	(25)
Murphy USA Inc	(271)	(86)
National Vision Holdings Inc *	(1,297)	(24)
Newell Brands Inc	(14,958)	(158)
NIKE Inc, Cl B	(45,054)	(4,582)
Nordstrom Inc	(1,354)	(22)
Norwegian Cruise Line Holdings Ltd *	(8,169)	(135)
NVR Inc *	(117)	(746)
Ollie's Bargain Outlet Holdings Inc *	(672)	(52)
O'Reilly Automotive Inc *	(769)	(723)
Oxford Industries Inc	(482)	(49)
Papa John's International Inc	(529)	(40)
Patrick Industries Inc	(1,207)	(101)
Peloton Interactive Inc, Cl A *	(9,341)	(60)
Penn Entertainment Inc *	(3,308)	(78)
Penske Automotive Group Inc	(232)	(38)
Phinia Inc	(1,800)	(50)
Planet Fitness Inc, Cl A *	(1,602)	(97)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Polaris Inc	(2,279)	$(255)
Pool Corp	(490)	(179)
PulteGroup Inc	(8,825)	(724)
PVH Corp	(2,281)	(191)
QuantumScape Corp, Cl A *	(16,730)	(119)
Ralph Lauren Corp, Cl A	(1,508)	(176)
Red Rock Resorts Inc, Cl A	(1,130)	(50)
RH *	(201)	(73)
Rivian Automotive Inc, Cl A *	(28,318)	(644)
Ross Stores Inc	(4,423)	(539)
Royal Caribbean Cruises Ltd *	(4,242)	(420)
Sabre Corp *	(6,700)	(33)
SeaWorld Entertainment Inc *	(853)	(42)
Service Corp International/US	(2,791)	(176)
Shake Shack Inc, Cl A *	(680)	(48)
Signet Jewelers Ltd	(642)	(48)
Skechers USA Inc, Cl A *	(5,045)	(254)
Skyline Champion Corp *	(2,044)	(146)
Sonos Inc *	(5,046)	(70)
Standard Motor Products Inc	(1,140)	(42)
Starbucks Corp	(21,158)	(2,062)
Steven Madden Ltd	(3,419)	(118)
Strategic Education Inc	(540)	(42)
Stride Inc *	(756)	(32)
Sturm Ruger & Co Inc	(864)	(45)
Sweetgreen Inc, Cl A *	(745)	(11)
Tapestry Inc	(9,346)	(311)
Taylor Morrison Home Corp, Cl A *	(4,214)	(200)
Tempur Sealy International Inc	(6,463)	(302)
Tesla Inc *	(25,045)	(6,464)
Texas Roadhouse Inc, Cl A	(1,391)	(145)
Thor Industries Inc	(2,948)	(309)
TJX Cos Inc/The	(14,983)	(1,386)
Toll Brothers Inc	(4,296)	(352)
TopBuild Corp *	(1,270)	(368)
Topgolf Callaway Brands Corp *	(5,598)	(98)
Tractor Supply Co	(1,448)	(316)
Travel + Leisure Co	(1,836)	(74)
Tri Pointe Homes Inc *	(3,879)	(121)
Ulta Beauty Inc *	(632)	(262)
Under Armour Inc, Cl A *	(7,645)	(58)
Under Armour Inc, Cl C *	(7,535)	(52)
Urban Outfitters Inc *	(1,080)	(36)
Vail Resorts Inc	(843)	(191)
Valvoline Inc	(1,512)	(52)
VF Corp	(13,833)	(273)
Vista Outdoor Inc *	(2,146)	(63)
Visteon Corp *	(1,619)	(225)
Vizio Holding Corp, Cl A *	(1,069)	(6)
Wayfair Inc, Cl A *	(1,004)	(69)
Wendy's Co/The	(3,667)	(73)
Whirlpool Corp	(2,130)	(298)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Williams-Sonoma Inc	(942)	$(133)
Wingstop Inc	(603)	(97)
Winnebago Industries Inc	(1,572)	(102)
Wolverine World Wide Inc	(2,380)	(19)
Wyndham Hotels & Resorts Inc	(1,561)	(118)
Wynn Resorts Ltd	(1,971)	(200)
XPEL Inc *	(1,416)	(118)
YETI Holdings Inc *	(3,147)	(157)
Yum! Brands Inc	(5,464)	(707)

		(77,012)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(6,114)	(646)
Amphenol Corp, Cl A	(2,857)	(252)
Analog Devices Inc	(2,018)	(367)
Apple Inc	(34,072)	(6,401)
Applied Materials Inc	(3,423)	(523)
Arista Networks Inc *	(1,038)	(203)
Arrow Electronics Inc *	(371)	(50)
Avnet Inc	(717)	(36)
Broadcom Inc	(1,612)	(1,488)
CDW Corp/DE	(685)	(145)
Cirrus Logic Inc *	(432)	(35)
Cisco Systems Inc	(17,557)	(1,007)
Cognex Corp	(1,030)	(48)
Corning Inc	(3,921)	(129)
Diodes Inc *	(325)	(27)
Enphase Energy Inc *	(597)	(76)
Entegris Inc	(518)	(52)
F5 Inc *	(324)	(53)
First Solar Inc *	(493)	(93)
GLOBALFOUNDRIES Inc *	(495)	(27)
Hewlett Packard Enterprise Co	(5,017)	(85)
HP Inc	(3,474)	(103)
Intel Corp	(16,476)	(579)
Jabil Inc	(439)	(50)
Juniper Networks Inc	(1,401)	(41)
Keysight Technologies Inc *	(800)	(107)
KLA Corp	(552)	(277)
Lam Research Corp	(551)	(387)
Lattice Semiconductor Corp *	(513)	(50)
Littelfuse Inc	(116)	(31)
Lumentum Holdings Inc *	(457)	(25)
Marvell Technology Inc	(3,464)	(202)
Microchip Technology Inc	(2,178)	(178)
Micron Technology Inc	(4,381)	(306)
Monolithic Power Systems Inc	(173)	(90)
Motorola Solutions Inc	(739)	(210)
National Instruments Corp	(648)	(39)
NetApp Inc	(878)	(67)
Novanta Inc *	(216)	(36)
NVIDIA Corp	(9,259)	(4,570)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
ON Semiconductor Corp *	(1,830)	$(180)
Pure Storage Inc, Cl A *	(1,106)	(40)
Qorvo Inc *	(408)	(44)
QUALCOMM Inc	(4,474)	(512)
Silicon Laboratories Inc *	(216)	(29)
Skyworks Solutions Inc	(768)	(84)
Super Micro Computer Inc *	(200)	(55)
Teledyne Technologies Inc *	(228)	(95)
Teradyne Inc	(785)	(85)
Texas Instruments Inc	(3,854)	(648)
Trimble Inc *	(1,208)	(66)
Western Digital Corp *	(927)	(42)
Wolfspeed Inc *	(563)	(27)
Zebra Technologies Corp, Cl A *	(255)	(70)

		(21,068)

Materials — (1.4)%
Air Products and Chemicals Inc	(2,529)	(747)
Albemarle Corp	(1,285)	(255)
Alcoa Corp	(1,698)	(51)
Alpha Metallurgical Resources Inc	(192)	(39)
Amcor PLC	(15,464)	(151)
AptarGroup Inc	(808)	(107)
Ashland Inc	(640)	(55)
ATI Inc *	(1,429)	(65)
Avery Dennison Corp	(943)	(178)
Avient Corp	(1,206)	(48)
Axalta Coating Systems Ltd *	(2,335)	(66)
Balchem Corp	(324)	(46)
Ball Corp	(3,672)	(200)
Berry Global Group Inc	(1,546)	(101)
Cabot Corp	(648)	(47)
Carpenter Technology Corp	(540)	(34)
Celanese Corp, Cl A	(1,228)	(155)
CF Industries Holdings Inc	(2,204)	(170)
Chemours Co/The	(1,475)	(50)
Cleveland-Cliffs Inc *	(6,100)	(93)
Commercial Metals Co	(1,288)	(73)
Corteva Inc	(7,786)	(393)
Crown Holdings Inc	(1,117)	(104)
Dow Inc	(7,731)	(422)
DuPont de Nemours Inc	(5,242)	(403)
Eagle Materials Inc	(488)	(92)
Eastman Chemical Co	(1,409)	(120)
Ecolab Inc	(2,812)	(517)
Element Solutions Inc	(2,372)	(49)
FMC Corp	(1,313)	(113)
Freeport-McMoRan Inc, Cl B	(15,231)	(608)
Ginkgo Bioworks Holdings Inc *	(10,500)	(25)
Graphic Packaging Holding Co	(3,122)	(69)
HB Fuller Co	(537)	(39)
Huntsman Corp	(2,159)	(60)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
International Flavors & Fragrances Inc	(2,821)	$(199)
International Paper Co	(3,968)	(139)
Linde PLC	(5,468)	(2,116)
Livent Corp *	(1,982)	(43)
Louisiana-Pacific Corp	(674)	(42)
LyondellBasell Industries NV, Cl A	(3,221)	(318)
Martin Marietta Materials Inc	(799)	(357)
Materion Corp	(216)	(23)
Mosaic Co/The	(3,620)	(141)
Newmont Corp	(8,730)	(344)
Nucor Corp	(2,738)	(471)
O-I Glass Inc *	(1,891)	(38)
Olin Corp	(1,140)	(66)
Packaging Corp of America	(1,042)	(155)
PPG Industries Inc	(2,755)	(391)
Quaker Chemical Corp	(178)	(32)
Reliance Steel & Aluminum Co	(701)	(200)
Royal Gold Inc	(823)	(92)
RPM International Inc	(1,425)	(142)
Scotts Miracle-Gro Co/The, Cl A	(432)	(24)
Sealed Air Corp	(1,562)	(58)
Sensient Technologies Corp	(748)	(46)
Sherwin-Williams Co/The	(2,614)	(710)
Silgan Holdings Inc	(1,188)	(54)
Sonoco Products Co	(1,080)	(62)
Southern Copper Corp	(1,152)	(93)
SSR Mining Inc	(2,037)	(30)
Steel Dynamics Inc	(1,754)	(187)
Summit Materials Inc, Cl A *	(1,531)	(57)
Tronox Holdings PLC	(2,274)	(31)
United States Steel Corp	(2,873)	(89)
Vulcan Materials Co	(1,477)	(322)
Westlake Corp	(373)	(49)
Westrock Co	(2,655)	(87)

		(12,953)

Total Common Stock Sold Short
(Proceeds $119,731) ($ Thousands)		(116,417)

Total Investments Sold Short — (13.0)%
(Proceeds $119,731) ($ Thousands)		$(116,417)

WRITTEN OPTIONS *^ — (0.0)%
Total Written Options
(Premiums Received $16) ($ Thousands)		$(7)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

A list of the exchange traded option contracts held by the Fund at August 31, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS *^ — 0.0%
Put Options
October 2023, Copper	47	$108	$$370.00	9/16/2023	$27
October 2023, Copper	47	107	330.00	9/16/2023	1

		215			28

Call Option
October 2023, Corn Future	210	603	550.00	9/16/2023	4

Total Purchased Options		$818			$32
WRITTEN OPTIONS *^ — 0.0%
Put Option
October 2023, Copper	(94)	$(215)	$350.00	09/16/2023	$(6)

Call Option
October 2023, Corn Future	(210)	(603)	650.00	09/16/2023	(1)

Total Written Options		$(818)			$(7)

A list of the open futures contracts held by the Fund at August 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Brent Crude^	102	Sep-2023	$7,908	$8,857	$949
Brent Crude^	34	Mar-2024	2,728	2,841	113
Brent Crude^	17	Nov-2023	1,356	1,456	100
Brent Crude^	17	Jan-2024	1,237	1,437	200
Coffee C^	4	Dec-2023	241	232	(9)
Coffee C^	12	May-2024	719	705	(14)
Coffee C^	23	Mar-2024	1,389	1,342	(47)
Copper^	53	Dec-2023	4,978	5,064	86
Copper^	13	May-2024	1,245	1,254	9
Copper^	81	Mar-2024	7,698	7,784	86
Corn^	79	Mar-2024	2,054	1,951	(103)
Corn^	39	May-2024	1,004	980	(24)
Corn^	123	Dec-2023	2,985	2,941	(44)
Cotton No. 2^	9	May-2024	387	395	8
Cotton No. 2^	44	Dec-2023	1,839	1,932	93
Cotton No. 2^	18	Mar-2024	729	790	61
Feeder Cattle^	14	Oct-2023	1,762	1,792	30
Gasoline^	9	Feb-2024	812	894	82
Gasoline^	21	Dec-2023	2,027	2,087	60
Gasoline^	41	Oct-2023	4,124	4,271	147
Gasoline^	4	Apr-2024	432	428	(4)
Gold^	19	Feb-2024	3,816	3,774	(42)
Gold^	38	Apr-2024	7,649	7,621	(28)
Gold^	25	Dec-2023	4,948	4,915	(33)
Gold^	39	Feb-2024	7,584	7,747	163
KC HRW Wheat^	95	Dec-2023	3,650	3,454	(196)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
KC HRW Wheat^	10	May-2024	$391	$369	$(22)
KC HRW Wheat^	21	Mar-2024	833	770	(63)
Lean Hogs^	19	Apr-2024	640	639	(1)
Lean Hogs^	25	Oct-2023	822	825	3
Lean Hogs^	48	Oct-2023	1,589	1,585	(4)
Lean Hogs^	10	Feb-2024	322	315	(7)
Lean Hogs^	87	Dec-2023	2,610	2,587	(23)
Live Cattle^	8	Oct-2023	527	579	52
Live Cattle^	18	Apr-2024	1,371	1,387	16
Live Cattle^	9	Feb-2024	666	680	14
Live Cattle^	9	Dec-2023	638	665	27
Live Cattle^	1	Oct-2023	73	72	(1)
LME Lead^	26	Nov-2023	1,399	1,444	45
LME Lead^	3	May-2024	160	167	7
LME Lead^	21	Dec-2023	1,131	1,165	34
LME Lead^	6	Mar-2024	311	333	22
LME Lead^	3	Jan-2024	159	166	7
LME Nickel^	1	Nov-2023	133	122	(11)
LME Nickel^	3	May-2024	382	374	(8)
LME Nickel^	6	Mar-2024	781	742	(39)
LME Nickel^	3	Jan-2024	406	368	(38)
LME Primary Aluminum^	26	Mar-2024	1,485	1,465	(20)
LME Primary Aluminum^	13	May-2024	740	740	–
LME Primary Aluminum^	13	Jan-2024	745	724	(21)
LME Primary Aluminum^	7	Nov-2023	400	385	(15)
LME Zinc^	19	Dec-2023	1,101	1,156	55
LME Zinc^	7	Jan-2024	438	426	(12)
LME Zinc^	14	Mar-2024	842	855	13
LME Zinc^	7	May-2024	432	428	(4)
LME Zinc^	11	Nov-2023	669	669	–
Low Sulphur Gasoil^	54	Nov-2023	4,714	4,626	(88)
Low Sulphur Gasoil^	19	Jan-2024	1,562	1,550	(12)
Low Sulphur Gasoil^	7	May-2024	560	549	(11)
Low Sulphur Gasoil^	13	Mar-2024	913	1,038	125
Low Sulphur Gasoil^	6	Jan-2024	409	489	80
Natural Gas^	157	Oct-2023	5,236	4,941	(295)
Natural Gas^	76	Feb-2024	2,623	2,605	(18)
Natural Gas^	34	Dec-2023	1,305	1,304	(1)
Natural Gas^	42	Apr-2024	1,350	1,307	(43)
NY Harbor ULSD^	16	Dec-2023	1,939	1,937	(2)
NY Harbor ULSD^	3	Dec-2023	300	363	63
NY Harbor ULSD^	23	Oct-2023	2,740	2,933	193
NY Harbor ULSD^	4	Apr-2024	457	456	(1)
NY Harbor ULSD^	7	Feb-2024	721	823	102
NYMEX Cocoa^	52	Dec-2023	1,803	1,892	89
Platinum^	19	Oct-2023	939	926	(13)
Silver^	9	May-2024	1,070	1,144	74
Silver^	35	Dec-2023	4,043	4,342	299
Silver^	58	Mar-2024	7,142	7,301	159
Soybean^	35	Nov-2023	2,496	2,395	(101)
Soybean^	21	Jan-2024	1,404	1,451	47
Soybean^	14	May-2024	929	971	42
Soybean^	28	Mar-2024	1,858	1,939	81
Soybean^	8	Nov-2023	504	547	43
Soybean Meal^	94	Jan-2024	3,648	3,773	125
Soybean Meal^	27	Mar-2024	1,033	1,069	36
Soybean Meal^	14	May-2024	525	549	24
Soybean Meal^	130	Dec-2023	5,041	5,252	211

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Soybean Oil^	74	Jan-2024	$2,795	$2,746	$(49)
Soybean Oil^	16	Jan-2024	582	594	12
Soybean Oil^	94	Dec-2023	3,186	3,524	338
Soybean Oil^	16	May-2024	566	583	17
Soybean Oil^	32	Mar-2024	1,110	1,175	65
Sugar No. 11^	197	Sep-2023	5,262	5,529	267
Sugar No. 11^	23	Apr-2024	587	619	32
Sugar No. 11^	64	Feb-2024	1,733	1,823	90
U.S. 5-Year Treasury Notes	441	Dec-2023	46,971	47,153	182
Ultra 10-Year U.S. Treasury Notes	3	Dec-2023	348	348	–
Wheat^	17	May-2024	593	549	(44)
Wheat^	35	Mar-2024	1,197	1,100	(97)
Wheat^	10	Dec-2023	336	301	(35)
WTI Crude Oil^	170	Feb-2024	13,669	13,659	(10)
WTI Crude Oil^	21	Oct-2023	1,570	1,742	172
WTI Crude Oil^	20	Apr-2024	1,580	1,586	6
WTI Crude Oil^	39	Feb-2024	2,776	3,134	358
WTI Crude Oil^	19	Dec-2023	1,347	1,550	203
			240,969	245,333	4,364
Short Contracts
Coffee C^	(8)	Dec-2023	$(449)	$(464)	$(15)
Japanese 10-Year Bond	(14)	Sep-2023	(14,894)	(14,119)	108
LME Nickel^	(7)	Dec-2023	(835)	(855)	(20)
LME Primary Aluminum^	(8)	Dec-2023	(432)	(443)	(11)
MSCI EAFE Index	(126)	Sep-2023	(13,489)	(13,289)	200
Palladium^	(16)	Dec-2023	(2,015)	(1,950)	65
S&P 500 Index E-MINI	(120)	Sep-2023	(26,322)	(27,096)	(774)
U.S. 2-Year Treasury Notes	(82)	Dec-2023	(16,654)	(16,712)	(58)
U.S. Ultra Long Treasury Bond	(9)	Dec-2023	(1,147)	(1,165)	(18)
Wheat^	(13)	Dec-2023	(413)	(391)	22
WTI Crude Oil^	(133)	Nov-2023	(10,900)	(10,941)	(41)
			(87,550)	(87,425)	(542)
			$153,419	$157,908	$3,822

A list of the open forward foreign currency contracts held by the Fund at August 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Morgan Stanley	10/12/23	EUR	2,227	USD	2,456	$34

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2023, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CMBX.BBB.577807	3.00%	Monthly	05/11/2063	$654	$68	$167	$(99)
ITRAXX-Australia	1.00%	Quarterly	06/20/2028	16,845	(114)	(169)	55
					$(46)	$(2)	$(44)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NAIGS.40.V1.5Y	1.00%	Quarterly	06/20/2028	$16,847	$262	$223	$39

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.8315%	SOFR	Annually	04/21/2025	USD	2,040	$100	$97	$3
1.9795%	SOFR	Annually	06/09/2025	USD	1,240	61	59	2
1.9550%	SOFR	Annually	08/04/2025	USD	1,833	95	92	3
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	642	635	7
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	80	87	(7)
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	94	102	(8)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	242	240	2
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	2,162	2,144	18
1.9950%	SOFR	Annually	07/12/2027	USD	720	56	55	1
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	576	565	11
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	344	337	7
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	2,789	2,674	115
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	175	170	5
						$7,416	$7,257	$159

A list of the open OTC swap agreements held by the Fund at August 31, 2023, is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	$80	$(11)	$(5)	$(6)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	279	(39)	(18)	(21)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	107	(15)	(6)	(9)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	14	(2)	(1)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	85	(12)	(9)	(3)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	14	(2)	(2)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	2	—	—	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	14	(2)	(1)	(1)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	120	(17)	(16)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	14	(2)	(1)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	49	(7)	(5)	(2)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	49	(7)	(5)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	82	(12)	(6)	(6)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	14	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	27	(4)	(3)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	143	(20)	(18)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	94	(13)	(9)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	8	(1)	(1)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	10	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	14	(2)	(1)	(1)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	32	(5)	(4)	(1)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	14	(2)	(2)	—
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	23	(3)	(3)	—
Credit Suisse	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	2	—	—	—
Credit Suisse	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	53	(8)	(6)	(2)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	16	(2)	(2)	—
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	3	(1)	—	(1)
Goldman Sachs	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	10	(2)	(1)	(1)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	16	(2)	(2)	—
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	9	(1)	(1)	—
						$(200)	$(132)	$(68)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2023

Multi-Asset Real Return Fund (Concluded)

As of August 31, 2023, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(38,102)	HSBC	5.43%	Open Ended	$(38,102)
(29,850)	HSBC	5.42%	Open Ended	(29,850)
(89,994)	HSBC	5.20%	Open Ended	(89,994)
				$(157,946)

Percentages are based on Net Assets of $897,832 ($ Thousands).
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of August 31, 2023.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $89,075 ($ Thousands), representing 9.9% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.
(G)	Security, or portion thereof, has been pledged as collateral on reverse repurchase agreements. The total market value of such securities as of August 31, 2023 was $158,077 ($ Thousands).
(H)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of August 31, 2023 was $51,167 ($ Thousands).

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

August 31, 2023

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Shekels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
TRY — Turkish Lira
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Portfolio Abbreviations
ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure
ACWI — All Country World Index
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
BOBL — Bundesobligationen (German Debt Issuance)
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
BUND — German Fixed Interest Bond
BUXL — German Debt Agency Bond
CDO — Collateralized Debt Obligation
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
COOVIBR — Colombia Overnight Interbank Reference Rate
CPI — Consumer Price Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
FTSE— Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
HRW — Hard Red Winter
IBEX— Spanish Stock Exchange Index
IBR — Interbank Rate of Columbia
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
LTD — Limited
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN TIIE — Mexican Interbank Equilibrium Interest Rate
NASDAQ — National Association of Securities Dealers and Automated Quotations

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

August 31, 2023

(Concluded)

NATL— National Public Finance Guarantee Corporation
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-Voting Depository Receipt
NYMEX — New York Mercantile Exchange
OIS — Overnight Index Swap
OMX — OM Stockholm 30 Dividend Point Index
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
Pty — Proprietary
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv US IBOR Consumer Cash Fallback 1 Year
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index
STACR — Structured Agency Credit Risk
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offer Rate
THOR — Thai Overnight Repurchase Rate
TOPIX — Tokyo Price Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR6M — Term Secured Overnight Financing Rate 6 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
TSX — Toronto Stock Exchange
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate
WTI — West Texas Intermediate

SEI Institutional Investments Trust